UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Report to Stockholders

THRIVENT FINANCIAL®

THRIVENT SERIES FUND, INC.

Semiannual Report
June 30, 2015

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Dear Member:

You will notice a different format—and author—for this President’s Letter. In February, the Board of Directors appointed me president of Thrivent Series Fund, Inc., after serving as secretary and chief legal officer since 2006. Russell Swansen, who served as president of Thrivent Series Fund since 2009, has been named its chief investment officer. Russ also serves as chief investment officer for Thrivent Financial and remains a director of Thrivent Series Fund.

In this and future letters, I will bring you up to date on what’s new with Thrivent Series Fund Portfolios and share some of our plans for enhancing them. Russ’s letter, which historically has focused on the financial markets and the economy, follows this one. In future reports, we may occasionally write a joint letter. Either way, Russ will remain focused on the markets and the economy while I will offer a broader discussion of what’s going on with the Portfolios.

If you are a longtime Thrivent member, you may recall that within the Thrivent Series Fund we launched our Asset Allocation Portfolios on April 30, 2005, which means we recently celebrated their 10th birthday. Or maybe it was an anniversary. Whatever the terminology, we’re pleased that we’ve been able to make these Portfolios available to you as you seek to achieve your financial goals, whether that’s meant saving to buy a home, pay for college, fund your retirement or support causes in your communities. Our Asset Allocation Portfolios have more than 300,000 subaccount investors, and we are privileged to serve as stewards for each and every one. As of June 30, 2015, total assets in the Portfolios exceeded $18 billion.

I mention our Asset Allocation Portfolios not just because of their recent anniversary. Our focus on them is a result of what we have heard from you, our members. You have told us you value solution- oriented products that help you meet your investment goals. Our Asset Allocation Portfolios employ investment strategies based on quantitative and qualitative analysis of historical data and provide tactical rebalancing based on current market conditions, all in one portfolio designed to suit your tolerance for risk.

Our commitment to providing you with investment solutions within Thrivent Series Fund extends beyond our Asset Allocation Portfolios, of course. We already offer our Income Plus suite of Portfolios, which are designed to provide investors with an alternative asset allocation option that is more focused on income generation. In the coming months and years, we plan to offer additional solution-oriented Portfolios that can be used as stand-alone investments or in conjunction with our Asset Allocation or Income Plus Portfolios.

All of our new offerings will leverage the expertise of our investment division, which includes a team of 95 experienced investment professionals. A large percentage of those professionals work directly or indirectly in managing our Asset Allocation or Income Plus Portfolios. Within that group, 93% have at least 10 years of industry experience and half have 20 or more years of experience. A total of 87% have earned a graduate degree, the Chartered Financial Analyst designation, or both. I am proud of our team and look forward in future letters to discussing our investment capabilities in more detail.

Along the way, all of us here at Thrivent will remain focused on our mission, which is to help you be wise with money and meet your financial goals. We know there can be a lot of “noise” in the investment industry, that new products come and go, and that the latest thing isn’t always the best thing. But we also know we need to continually assess our investment offerings and ask ourselves how we can serve you better. For us, that will always mean providing you with innovative investment solutions that we believe will stand the test of time, while simultaneously working hard to make our existing offerings even better.

I look forward to updating you on our progress.

Sincerely,

David S. Royal

President

Thrivent Series Fund, Inc.

Investing in a variable portfolio involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the portfolios, which investors should read and consider carefully before investing. Prospectuses are available from a Thrivent Financial representative or at Thrivent.com.

Asset Allocation Portfolios risks: Each Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other funds in which it invests. The value of the Portfolios is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolios may incur losses due to incorrect assessments of investments by their investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Income Plus Portfolios risks: The value of each Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Asset management services provided by Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Dear Member:

Shifting economic and monetary policy trends roiled financial markets during the six-month reporting period ended June 30, 2015. Stocks rose smartly in Europe and Asia but generated modest returns in the United States. Bond returns were mixed.

Economic Review

Seemingly poised for growth, the U.S. economy abruptly slowed in the first quarter of 2015, repeating a pattern that has held in five of the past six years. U.S. gross domestic product (GDP) contracted at a revised 0.2% annual rate during the quarter, after growing at a 5.0% pace as recently as the third quarter of 2014. Economists blamed several factors, including harsh weather; a strong dollar, which made U.S. goods more expensive overseas and reduced exports; weak oil prices, which dampened activity in the oil industry; and a labor dispute that slowed commerce at West Coast ports.

Still, by the second quarter the setback looked to be temporary. Oil prices stabilized and new home and auto sales rose. Job growth remained strong, sending the unemployment rate to 5.3%, its lowest level in seven years. Anticipating continued economic growth, the Federal Reserve indicated it might soon begin raising short-term interest rates as it continues the gradual winding down of the accommodative monetary policy it has pursued since the 2008 financial crisis.

In Europe and Japan, whose economic recoveries have lagged the U.S.‘s, central bankers moved in the opposite direction. The European Central Bank launched a quantitative easing program under which it is buying 60 billion euros of European sovereign debt each month. Its goal is to drive down already low interest rates in Europe to lower borrowing costs and stimulate economic activity. Japan has embarked on a similar path, and China has been lowering its interest rates, too.

These newly accommodative monetary policies showed early signs of working in Europe and Japan. In the 19-country euro area, GDP grew 1.0% year-over-year in the first quarter. Japan grew at a 3.9% annual rate. China grew at a 7.0% pace, its slowest rate in six years.

Market Review

The U.S. stock market zigzagged its way to a succession of record highs over the course of the reporting period but ultimately finished about where it had started as investors weighed a raft of concerns, including stock valuations near the high end of their historically normal range, slowing corporate profit growth, and the anticipated shift in U.S. monetary policy. A flare-up in the long-running Greek debt crisis near the end of the reporting period added to investors’ worries.

The Standard & Poor’s 500 Index posted a total return of 1.23% for the reporting period, with most of the gain attributable to dividends rather than price appreciation. The NASDAQ Composite Index earned 5.99%, largely on the strength of rising technology stocks, and set its first new high since the peak of the dot-com bubble era in 2000.

Stocks in Japan and Europe performed well as investors focused on prospects for stronger economic growth in those regions. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, posted a total return of 5.52%. The MSCI Emerging Markets Index, which tracks stocks in developing economies, earned 3.12%. Chinese stocks soared for much of the reporting period before slumping in late June. Still, the bellwether Shanghai Composite Index finished with a 32.2% gain on a price basis alone.

The U.S. bond market turned in a mixed performance as investors contemplated the impact of an eventual uptick in interest rates. Long-term U.S. Treasury bonds, among the best performers in the first quarter, fell in the second and ended the reporting period with a loss of 5.25% as measured by the Barclays 20+ Treasury Index. The Barclays Aggregate Index, tracking a broader range of investment-grade bonds, lost 0.10%, while the Barclays High Yield Index earned 2.53%. Like Treasuries, euro area sovereign bonds rose in the first quarter then tumbled in the second as the economic outlook there improved and sparked early concerns about inflation.

Our Outlook

With economic indicators positive, we anticipate that U.S. GDP will expand somewhere between 2.0% and 3.0% for all of 2015—about what we have seen, on average, since the end of the recession in 2009. We anticipate slower but still positive growth in the euro area, the U.K. and Japan. China’s economy is on track to grow 5.5% to 6.5%, down from 7.4% in 2014.

Financial markets face a number of headwinds, including the likelihood that the Fed will raise short-term interest rates during the second half of the year. The impact on longer-term rates could be minimal, however, especially if Europe’s quantitative easing program keeps yields on European government bonds low and drives up demand for U.S. Treasuries. Investment- grade corporate bonds, which generated slightly negative returns in the first half of the year, could do better in the second half as the economy regains momentum.

An improving economy would likely boost U.S. stocks, too, although with valuations high and the strong dollar dampening overseas profits for U.S. companies, prospects for big gains are minimal. The outlook for stocks is slightly brighter in Europe, where valuations are lower and the weak euro is making European companies more competitive globally.

For help navigating the shifting investment environment, we encourage you to meet with your Thrivent Financial representative. He or she can help you keep your portfolio aligned with your financial goals and tolerance for risk.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Financial.

Sincerely,

Russell W. Swansen

Chief Investment Officer

Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	50.8%	Thrivent Partner Worldwide Allocation Portfolio	11.6%
International	18.7%	Thrivent Mid Cap Stock Portfolio	5.2%
Small Cap	12.3%	Thrivent Large Cap Value Portfolio	4.9%
Short-Term Investments	11.7%	Thrivent Large Cap Stock Portfolio	4.2%
Investment Grade Debt	3.7%	Thrivent Small Cap Stock Portfolio	3.5%
Mid Cap	2.1%	Thrivent Partner Mid Cap Value Portfolio	3.2%
High Yield	0.7%	Thrivent Partner Small Cap Value Portfolio	2.1%

Total	100.0%	Apple, Inc.	0.9%
		Thrivent Limited Maturity Bond Portfolio	0.9%
		Facebook, Inc.	0.7%

		These securities represent 37.2% of the total net assets of the Fund.

Thrivent Moderately Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	40.8%	Thrivent Partner Worldwide Allocation Portfolio	9.4%
Short-Term Investments	16.1%	Thrivent Large Cap Value Portfolio	6.6%
International	13.9%	Thrivent Large Cap Stock Portfolio	5.8%
Investment Grade Debt	12.5%	Thrivent Mid Cap Stock Portfolio	5.7%
Small Cap	6.5%	Thrivent Partner Mid Cap Value Portfolio	2.8%
Mid Cap	4.2%	Thrivent Income Portfolio	2.8%
Floating Rate Debt	3.2%	Thrivent High Yield Portfolio	2.5%
High Yield	2.8%	Thrivent Partner Small Cap Value Portfolio	2.0%

Total	100.0%	Thrivent Small Cap Stock Portfolio	1.8%
		FNMA Conventional 30-Yr Pass Through	1.0%

		These securities represent 40.4% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Moderate Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	29.6%	Thrivent Income Portfolio	7.0%
Investment Grade Debt	24.7%	Thrivent Partner Worldwide Allocation Portfolio	6.0%
Short-Term Investments	20.7%	Thrivent Large Cap Value Portfolio	5.2%
International	10.0%	Thrivent Limited Maturity Bond Portfolio	4.2%
Floating Rate Debt	6.7%	Thrivent Large Cap Stock Portfolio	3.0%
Small Cap	3.8%	FNMA Conventional 30-Yr Pass Through	2.7%
High Yield	2.6%	Thrivent Mid Cap Stock Portfolio	2.6%
Mid Cap	1.9%	Thrivent High Yield Portfolio	2.2%

Total	100.0%	FNMA Conventional 30-Yr Pass Through	2.0%
		Thrivent Partner Mid Cap Value Portfolio	1.5%

		These securities represent 36.4% of the total net assets of the Fund.

Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent Portfolios and in directly-held equity and debt instruments. The Portfolio is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other portfolios in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Investment Grade Debt	37.9%	Thrivent Limited Maturity Bond Portfolio	10.1%
Short-Term Investments	22.7%	Thrivent Income Portfolio	6.2%
Large Cap	18.3%	Thrivent Partner Worldwide Allocation Portfolio	4.0%
Floating Rate Debt	7.4%	FNMA Conventional 30-Yr Pass Through	3.7%
International	6.5%	Thrivent Large Cap Value Portfolio	3.4%
High Yield	3.9%	FNMA Conventional 30-Yr Pass Through	2.8%
Small Cap	2.1%	Thrivent High Yield Portfolio	2.5%
Mid Cap	1.2%	FNMA Conventional 30-Yr Pass Through	2.0%

Total	100.0%	FNMA Conventional 30-Yr Pass Through	1.8%
		U.S. Treasury Notes	1.6%

		These securities represent 38.1% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Growth and Income Plus Portfolio

Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Portfolio seeks income plus long-term capital growth.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	68.3%	Financials	21.9%	Comcast Corporation	1.2%
Long-Term Fixed Income	15.1%	Consumer Discretionary	13.1%	iShares J.P. Morgan USD
Bank Loans	10.2%	Information Technology	10.2%	Emerging Markets
Short-Term Investments	6.4%	Health Care	7.6%	Bond ETF	1.2%
Total	100.0%	Industrials	6.4%	Abbott Laboratories	1.1%
		Telecommunications		Apple, Inc.	1.1%
		Services	6.0%	Materials Select Sector
		Consumer Staples	5.7%	SPDR Fund	1.0%
		Energy	5.4%	FNMA Conventional 30-Yr
		Materials	3.9%	Pass Through	1.0%
		Mortgage-Backed		AutoZone, Inc.	1.0%
		Securities	3.1%	Amazon.com, Inc.	1.0%
				Starbucks Corporation	0.9%
				Target Corporation	0.9%

				These securities represent 10.4% of the total net assets of the Fund.

Thrivent Balanced Income Plus Portfolio

Darren M. Bagwell, CFA, Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	48.5%	Financials	20.1%	FNMA Conventional 30-Yr
Long-Term Fixed Income	25.6%	Consumer Discretionary	10.9%	Pass Through	1.6%
Bank Loans	15.7%	Information Technology	8.5%	FNMA Conventional 30-Yr
Short-Term Investments	8.4%	Telecommunications		Pass Through	1.3%
Preferred Stock	1.7%	Services	8.1%	Comcast Corporation	0.9%
Short Term Discount		Consumer Staples	6.3%	FNMA Conventional 30-Yr
Instrument	0.1%	Health Care	5.5%	Pass Through	0.9%
Total	100.0%	Energy	5.3%	Abbott Laboratories	0.8%
		Foreign Government	4.9%	Apple, Inc.	0.8%
		Industrials	4.7%	Materials Select Sector
		Mortgage-Backed		SPDR Fund	0.8%
		Securities	4.6%	Amazon.com, Inc.	0.7%
				AutoZone, Inc.	0.7%
				Starbucks Corporation	0.7%

				These securities represent 9.2% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition (% of Portfolio)		Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)

Long-Term Fixed Income	42.1%	Financials	22.7%	FNMA Conventional 30-Yr
Common Stock	32.0%	Collateralized Mortgage		Pass Through	1.9%
Bank Loans	12.4%	Obligations	14.5%	Alerian MLP ETF	0.8%
Short-Term Investments	9.4%	Consumer Discretionary	8.0%	Vanguard Short-Term
Preferred Stock	4.1%	Telecommunications Services	7.1%	Corporate Bond ETF	0.7%
Short Term Discount		Information Technology	5.8%	Comcast Corporation	0.5%
Instrument	< 0.1%	Consumer Staples	5.0%	Abbott Laboratories	0.5%
Total	100.0%	Energy	4.5%	Two Harbors Investment
		Materials	4.2%	Corporation	0.5%
		Health Care	3.2%	Apple, Inc.	0.5%
		Asset-Backed Securities	3.1%	Materials Select Sector
				SPDR Fund	0.4%
				Golub Capital BDC, Inc.	0.4%
				Capital One Financial
				Corporation	0.4%

				These securities represent 6.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Opportunity Income Plus Portfolio

Gregory R. Anderson, CFA, Michael G. Landreville, CFA and CPA (inactive) and Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA, Portfolio Co-Managers

Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.

The Portfolio primarily invests in a broad range of debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Mortgage-Backed Securities	14.4%	FNMA Conventional 30-Yr
Communications Services	13.2%	Pass Through	5.3%
Foreign Government	9.0%	FNMA Conventional 30-Yr
Financials	8.3%	Pass Through	3.7%
Consumer Non-Cyclical	7.8%	FNMA Conventional 30-Yr
Collateralized Mortgage		Pass Through	2.5%
Obligations	7.5%	iShares J.P. Morgan USD Emerging
Consumer Cyclical	6.1%	Markets Bond ETF	1.8%
Other Mutual Funds Fixed		Vanguard Short-Term Corporate
Income	5.3%	Bond ETF	1.8%
Technology	4.3%	IMG Worldwide, Inc., Term Loan	1.7%
Energy	3.7%	TransUnion, LLC, Term Loan	1.5%
		JBS USA, LLC, Term Loan	1.5%
		LTF Merger Sub, Inc., Term Loan	0.9%
		FHLM Corp. Gold 30-Yr. Pass
		Through	0.9%

		These securities represent 21.6% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Bond Quality Ratings chart excludes collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Partner Technology Portfolio *

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Technology Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of technology companies, which may be more volatile than, and not move in tandem with, the overall market. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Technology Portfolio into the Thrivent Large Cap Growth Portfolio. The merger was approved by the contractholders of Thrivent Partner Technology Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	98.5%	Software	24.5%	Apple, Inc.	8.8%
Short-Term Investments	1.5%	Internet Software & Services	21.7%	LinkedIn Corporation	4.1%

Total	100.0%	Technology Hardware, Storage		Amazon.com, Inc.	4.1%
		& Peripherals	14.5%	EMC Corporation	3.8%
		IT Consulting & Services	6.7%	Google, Inc., Class A	3.6%
		Semiconductors &		Facebook, Inc.	3.6%
		Semiconductor Equipment	6.4%	Oracle Corporation	3.5%
		Consumer Discretionary	6.3%	American Tower Corporation	3.4%
		Financials	5.3%	ServiceNow, Inc.	3.4%
		Telecommunications Services	5.2%	QUALCOMM, Inc.	3.3%
		Communications Equipment	3.3%
		Electronic Equipment,		These securities represent 41.6% of
		Instruments & Components	3.2%	the total net assets of the Portfolio.

Thrivent Partner Healthcare Portfolio

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio primarily invests in healthcare companies, which are subject to numerous risks including legislative or regulatory changes and adverse market conditions. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	92.1%	Pharmaceuticals	51.6%	Novartis AG	7.8%
Short-Term Investments	7.9%	Health Care Equipment	18.8%	Roche Holding AG	7.8%

Total	100.0%	Biotechnology	14.2%	Pfizer, Inc.	6.9%
		Health Care Supplies	3.2%	Biogen, Inc.	4.7%
		Health Care Facilities	3.0%	Actavis, Inc.	4.5%
		Managed Health Care	2.2%	Medtronic, Inc.	4.5%
				Merck & Company, Inc.	3.9%
				Shire Pharmaceuticals Group plc ADR	3.5%
				Dexcom, Inc.	3.4%
				Align Technology, Inc.	3.3%

				These securities represent 50.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Natural Resources Portfolio *

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Portfolio seeks long-term capital growth.

The Portfolio primarily invests in natural resource investments, which historically have been very volatile and are subject to risks that particularly affect the precious metals, oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Natural Resources Portfolio into the Thrivent Large Cap Stock Portfolio. The merger was approved by the contractholders of Thrivent Natural Resources Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	99.1%	Oil & Gas Exploration &		Marathon Petroleum
Short-Term Investments	0.9%	Production	33.4%	Corporation	7.7%

Total	100.0%	Oil & Gas Equipment &		Baker Hughes, Inc.	6.7%
		Services	19.8%	Total SA ADR	6.5%
		Integrated Oil & Gas	17.9%	Suncor Energy, Inc. ADR	6.1%
		Materials	14.3%	Cobalt International Energy,
		Oil & Gas Refining &		Inc.	6.0%
		Marketing	7.7%	EOG Resources, Inc.	5.8%
		Oil & Gas Drilling	4.0%	EQT Corporation	5.7%
		Other Mutual Funds Equity	2.0%	Cameron International
				Corporation	5.2%
				Weatherford International, Ltd.	4.6%
				Rowan Companies plc	4.0%

				These securities represent 58.3% of the total net assets of the Portfolio.

Thrivent Partner Emerging Markets Equity Portfolio

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

The Portfolio primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	92.0%	Financials	33.1%	India	14.8%
Preferred Stock	5.2%	Consumer Staples	16.5%	Hong Kong	11.6%
Short-Term Investments	2.8%	Consumer Discretionary	11.1%	Brazil	10.6%

Total	100.0%	Information Technology	10.9%	Mexico	7.6%
		Energy	8.2%	South Korea	5.8%
		Materials	6.7%	Taiwan	5.1%
		Telecommunications Services	5.8%	United Kingdom	4.8%
		Industrials	3.7%	Russia	4.4%
		Health Care	1.2%	Turkey	4.3%
				South Africa	4.3%

				Investments in securities in these countries represent 73.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio focuses on income-producing equity securities of U.S. real estate companies. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	99.8%	Retail REITS	24.1%	Simon Property Group, Inc.	8.7%
Short-Term Investments	0.2%	Residential REITS	17.4%	AvalonBay Communities,

Total	100.0%	Office REITS	16.8%	Inc.	3.6%
		Health Care REITs	10.0%	Equity Residential	3.5%
		Specialized REITS	9.6%	Boston Properties, Inc.	3.4%
		Hotel & Resort REITs	9.4%	Public Storage, Inc.	3.3%
		Diversified REITS	5.3%	Prologis, Inc.	3.0%
		Industrial REITS	5.3%	Health Care REIT, Inc.	2.7%
		Mortgage REITS	0.6%	Ventas, Inc.	2.6%
		Real Estate Operating		Essex Property Trust, Inc.	2.6%
		Companies	0.5%	General Growth Properties,
				Inc.	2.3%

				These securities represent 35.7% of the total net assets of the Portfolio.

Thrivent Partner Small Cap Growth Portfolio *

David J. Lettenberger, CFA, Portfolio Manager

Thrivent Partner Small Cap Growth Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Small Cap Growth Portfolio into the Thrivent Small Cap Stock Portfolio. The merger was approved by the contractholders of Thrivent Partner Small Cap Growth Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	98.1%	Information Technology	24.0%	iShares Russell 2000 Growth
Short-Term Investments	1.9%	Health Care	22.8%	Index Fund	3.8%

Total	100.0%	Consumer Discretionary	17.1%	G-III Apparel Group, Ltd.	2.7%
		Industrials	15.6%	Virtusa Corporation	2.2%
		Financials	8.0%	Teleflex, Inc.	2.1%
		Other Mutual Funds Equity	3.8%	Oxford Industries, Inc.	2.1%
		Energy	2.9%	Proofpoint, Inc.	2.1%
		Materials	2.8%	Acadia Healthcare Company,
		Consumer Staples	1.9%	Inc.	2.0%
				ExamWorks Group, Inc.	1.8%
				On Assignment, Inc.	1.8%
				Guidewire Software, Inc.	1.8%

				These securities represent 22.4% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Small Cap Value Portfolio *

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Small Cap Value Portfolio into the Thrivent Small Cap Stock Portfolio. The merger was approved by the contractholders of Thrivent Partner Small Cap Value Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	98.3%	Financials	29.0%	East West Bancorp, Inc.	1.9%
Short-Term Investments	1.5%	Industrials	23.5%	ProAssurance Corporation	1.8%
Preferred Stock	0.2%	Consumer Discretionary	12.2%	Aaron’s, Inc.	1.7%

Total	100.0%	Information Technology	9.4%	Home BancShares, Inc.	1.6%
		Materials	6.4%	West Pharmaceutical Services, Inc.	1.5%
		Health Care	6.3%	Alaska Air Group, Inc.	1.5%
		Utilities	4.5%	SVB Financial Group	1.5%
		Energy	3.5%	CoBiz Financial, Inc.	1.4%
		Consumer Staples	2.5%	Beacon Roofing Supply, Inc.	1.4%
		Other Mutual Funds Equity	0.5%	Innospec, Inc.	1.4%

				These securities represent 15.7% of the total net assets of the Portfolio.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA, Portfolio Manager and James M. Tinucci, CFA, Associate Portfolio Manager

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.4%	Financials	22.7%	Teleflex, Inc.	2.9%
Short-Term Investments	3.6%	Industrials	18.5%	Virtusa Corporation	2.7%

Total	100.0%	Information Technology	16.2%	Synovus Financial Corporation	2.3%
		Health Care	12.2%	ExamWorks Group, Inc.	2.3%
		Consumer Discretionary	11.6%	EMCOR Group, Inc.	2.2%
		Other Mutual Funds Equity	6.7%	iShares Russell 2000 Growth
		Materials	2.6%	Index Fund	2.1%
		Utilities	2.3%	Materials Select Sector SPDR
		Consumer Staples	1.9%	Fund	2.1%
		Energy	1.9%	G-III Apparel Group, Ltd.	2.1%
				Korn/Ferry International	2.0%
				Hanmi Financial Corporation	1.9%

				These securities represent 22.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio strives for capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio primarily invests in small company common stocks. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.4%	Financials	22.4%	West Pharmaceutical Services,
Short-Term Investments	4.6%	Industrials	15.7%	Inc.	0.6%

Total	100.0%	Information Technology	15.2%	Toro Company	0.5%
		Consumer Discretionary	14.6%	Cracker Barrel Old Country
		Health Care	12.9%	Store, Inc.	0.5%
		Materials	5.0%	PAREXEL International
		Utilities	3.3%	Corporation	0.5%
		Energy	3.1%	MarketAxess Holdings, Inc.	0.5%
		Consumer Staples	2.5%	Curtiss-Wright Corporation	0.5%
		Telecommunications Services	0.7%	AmSurg Corporation	0.5%
				Microsemi Corporation	0.5%
				Jack in the Box, Inc.	0.4%
				Synaptics, Inc.	0.4%

				These securities represent 4.9% of the total net assets of the Portfolio.

Thrivent Mid Cap Growth Portfolio *

Andrea J. Thomas, CFA, Portfolio Manager

Thrivent Mid Cap Growth Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Mid Cap Growth Portfolio into the Thrivent Mid Cap Stock Portfolio. The merger was approved by the contractholders of Thrivent Mid Cap Growth Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.1%	Information Technology	22.6%	BioMarin Pharmaceutical, Inc.	2.4%
Short-Term Investments	3.9%	Consumer Discretionary	20.5%	Stericycle, Inc.	2.4%

Total	100.0%	Health Care	17.3%	NXP Semiconductors NV	2.4%
		Industrials	13.3%	Affiliated Managers Group, Inc.	2.3%
		Financials	8.9%	Jarden Corporation	2.2%
		Consumer Staples	4.7%	Amphenol Corporation	2.1%
		Energy	4.1%	Fortinet, Inc.	2.1%
		Materials	2.9%	O’Reilly Automotive, Inc.	2.1%
		Telecommunications Services	1.9%	Hain Celestial Group, Inc.	1.9%
				Robert Half International, Inc.	1.8%

				These securities represent 21.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Mid Cap Value Portfolio *

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term capital appreciation.

The Portfolio primarily invests in securities of mid-cap issuers, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

*The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Mid Cap Value Portfolio into the Thrivent Mid Cap Stock Portfolio. The merger was approved by the contractholders of Thrivent Partner Mid Cap Value Portfolio at a special meeting of contractholders held on August 14, 2015. The merger occurred on August 21, 2015.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	98.8%	Financials	29.1%	United Continental Holdings, Inc.	2.1%
Short-Term Investments	1.2%	Industrials	12.6%	Raymond James Financial, Inc.	2.1%

Total	100.0%	Consumer Discretionary	12.1%	Lincoln National Corporation	2.0%
		Information Technology	11.7%	Endo International plc	1.8%
		Health Care	7.6%	Navient Corporation	1.8%
		Energy	7.0%	Sempra Energy	1.8%
		Consumer Staples	6.7%	Devon Energy Corporation	1.8%
		Materials	6.2%	Zions Bancorporation	1.7%
		Utilities	6.0%	Gap, Inc.	1.6%
				Citizens Financial Group, Inc.	1.6%

				These securities represent 18.3% of the total net assets of the Portfolio.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	92.9%	Financials	23.3%	Alliance Data Systems Corporation	3.7%
Short-Term Investments	7.1%	Information Technology	19.1%	NVIDIA Corporation	3.3%

Total	100.0%	Health Care	16.3%	Huntington Bancshares, Inc.	2.6%
		Industrials	12.4%	Universal Health Services, Inc.	2.6%
		Consumer Discretionary	9.1%	Applied Materials, Inc.	2.6%
		Energy	4.6%	Southwest Airlines Company	2.5%
		Consumer Staples	3.6%	DISH Network Corporation	2.4%
		Materials	2.9%	Red Hat, Inc.	2.4%
		Utilities	1.5%	Illumina, Inc.	2.3%
				Hologic, Inc.	2.3%

				These securities represent 26.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

The Portfolio primarily invests in mid-sized company stocks, which often have greater price volatility, lower trading volume, and less liquidity than stocks of larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.4%	Financials	23.3%	Advance Auto Parts, Inc.	0.7%
Short-Term Investments	3.6%	Information Technology	15.9%	Church & Dwight Company, Inc.	0.6%

Total	100.0%	Industrials	14.5%	Signet Jewelers, Ltd.	0.6%
		Consumer Discretionary	13.7%	Centene Corporation	0.6%
		Health Care	8.9%	Mettler-Toledo International, Inc.	0.6%
		Materials	7.2%	Foot Locker, Inc.	0.6%
		Energy	4.4%	Hologic, Inc.	0.6%
		Utilities	4.2%	Jarden Corporation	0.6%
		Consumer Staples	4.0%	LKQ Corporation	0.6%
		Telecommunications Services	0.2%	Omnicare, Inc.	0.6%

				These securities represent 6.1% of the total net assets of the Portfolio.

Thrivent Partner Worldwide Allocation Portfolio

Subadvised by Principal Global Investors, LLC, Mercator Asset Management, LP, Aberdeen Asset Managers Limited and Goldman Sachs Asset Management, L.P.

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Portfolio’s sub-advisers may not be complementary.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	85.9%	Financials	23.7%	Japan	17.0%
Long-Term Fixed Income	10.3%	Industrials	14.1%	United Kingdom	8.3%
Short-Term Investments	2.8%	Consumer Discretionary	12.9%	Switzerland	7.2%
Preferred Stock	1.0%	Materials	8.3%	France	6.8%
Short Term Discount		Consumer Staples	7.8%	Germany	5.0%
Instrument	< 0.1%	Information Technology	7.3%	Netherlands	3.5%

Total	100.0%	Health Care	7.2%	Canada	3.3%
		Foreign Government	7.0%	Italy	3.1%
		Energy	4.0%	Hong Kong	3.1%
		Telecommunications Services	1.9%	Spain	2.7%

				Investments in securities in these countries represent 60.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner All Cap Portfolio

Subadvised by Pyramis Global Advisors, LLC, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.6%	Information Technology	18.9%	Apple, Inc.	2.6%
Short-Term Investments	4.4%	Financials	17.7%	Facebook, Inc.	2.5%

Total	100.0%	Health Care	15.0%	Google, Inc., Class A	2.5%
		Consumer Discretionary	13.1%	Citigroup, Inc.	2.3%
		Industrials	10.7%	Oracle Corporation	1.8%
		Consumer Staples	8.1%	Danaher Corporation	1.8%
		Energy	6.9%	Walt Disney Company	1.8%
		Materials	3.4%	FedEx Corporation	1.8%
		Utilities	2.7%	Adobe Systems, Inc.	1.7%
		Telecommunications Services	1.9%	Ingersoll-Rand plc	1.7%

				These securities represent 20.5% of the total net assets of the Portfolio.

Thrivent Large Cap Growth Portfolio

David C. Francis, CFA, and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Large Cap Growth Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	94.7%	Information Technology	35.5%	Apple, Inc.	6.9%
Short-Term Investments	5.1%	Consumer Discretionary	22.4%	Amazon.com, Inc.	5.1%
Short Term Discount Instrument	0.2%	Health Care	18.6%	Facebook, Inc.	4.9%

Total	100.0%	Industrials	6.7%	Visa, Inc.	4.9%
		Energy	6.2%	Gilead Sciences, Inc.	4.5%
		Financials	5.3%	Starbucks Corporation	3.8%
				NIKE, Inc.	3.8%
				Actavis, Inc.	3.6%
				Comcast Corporation	3.5%
				Alexion Pharmaceuticals, Inc.	3.1%

				These securities represent 44.1% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Growth Stock Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	98.1%	Information Technology	28.0%	Amazon.com, Inc.	4.7%
Short-Term Investments	1.3%	Consumer Discretionary	25.5%	Priceline Group, Inc.	3.1%
Preferred Stock	0.6%	Health Care	24.0%	Visa, Inc.	2.9%

Total	100.0%	Industrials	11.0%	Apple, Inc.	2.8%
		Financials	6.0%	Google, Inc., Class C	2.6%
		Consumer Staples	2.7%	Danaher Corporation	2.6%
		Energy	1.4%	Valeant Pharmaceuticals
		Materials	0.8%	International, Inc.	2.6%
				Google, Inc., Class A	2.5%
				Actavis, Inc.	2.5%
				Facebook, Inc.	2.5%

				These securities represent 28.8% of the total net assets of the Portfolio.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	99.3%	Financials	24.3%	Cisco Systems, Inc.	4.2%
Short-Term Investments	0.7%	Information Technology	15.3%	Citigroup, Inc.	3.9%

Total	100.0%	Health Care	14.7%	CVS Health Corporation	3.6%
		Energy	10.7%	Merck & Company, Inc.	3.5%
		Consumer Discretionary	10.1%	Lowe’s Companies, Inc.	3.2%
		Industrials	8.9%	Bank of America Corporation	2.9%
		Consumer Staples	6.8%	Comcast Corporation	2.9%
		Utilities	3.3%	MetLife, Inc.	2.8%
		Materials	3.3%	Capital One Financial
		Telecommunications Services	1.8%	Corporation	2.5%
				PG&E Corporation	2.5%

				These securities represent 32.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Stock Portfolio

David C. Francis, CFA and Kurt J. Lauber, CFA, Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	89.1%	Financials	17.2%	Apple, Inc.	4.4%
Short-Term Investments	10.4%	Information Technology	15.4%	J.P. Morgan Chase &
Short Term Discount		Health Care	14.2%	Company	2.7%
Instrument	0.5%	Consumer Discretionary	12.0%	Starbucks Corporation	2.6%

Total	100.0%	Industrials	7.8%	Merck & Company, Inc.	2.5%
		Energy	7.7%	Weatherford International, Ltd.	2.4%
		Consumer Staples	5.9%	Johnson & Johnson	2.1%
		Utilities	3.7%	Boeing Company	2.0%
		Materials	3.5%	AutoZone, Inc.	2.0%
		Telecommunications Services	1.5%	Union Pacific Corporation	1.9%
				Citigroup, Inc.	1.9%

				These securities represent 24.5% of the total net assets of the Portfolio.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

The Portfolio primarily invests in large company common stocks. Large companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.9%	Information Technology	19.0%	Apple, Inc.	3.8%
Short-Term Investments	4.1%	Financials	15.8%	Microsoft Corporation	1.9%

Total	100.0%	Health Care	14.7%	Exxon Mobil Corporation	1.8%
		Consumer Discretionary	12.3%	Johnson & Johnson	1.4%
		Industrials	9.7%	General Electric Company	1.4%
		Consumer Staples	9.0%	Wells Fargo & Company	1.4%
		Energy	7.5%	J.P. Morgan Chase &
		Materials	2.9%	Company	1.3%
		Utilities	2.7%	Berkshire Hathaway, Inc.	1.3%
		Telecommunications Services	2.2%	Procter & Gamble Company	1.1%
				Pfizer, Inc.	1.1%

				These securities represent 16.5% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)
Communications Services	18.7%	Sprint Communications, Inc.	1.1%
Consumer Cyclical	14.0%	Sprint Corporation	1.0%
Consumer Non-Cyclical	12.8%	Icahn Enterprises, LP	1.0%
Energy	11.4%	Intelsat Jackson Holdings SA	0.9%
Financials	10.6%	Choice Hotels International, Inc.	0.8%
Capital Goods	7.5%	iHeartCommunications, Inc., Term
Technology	5.6%	Loan	0.8%
Utilities	4.7%	Denali Borrower, LLC	0.8%
Transportation	4.6%	Wind Acquisition Finance SA	0.8%
Basic Materials	4.5%	Alliance Data Systems
		Corporation	0.8%
		First Data Corporation, Term Loan	0.8%

		These securities represent 8.8% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Income Portfolio

Stephen D. Lowe, CFA, Portfolio Manager

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)
Financials	30.8%	FNMA Conventional 30-Yr Pass
Communications Services	11.7%	Through	2.1%
Consumer Non-Cyclical	9.1%	FNMA Conventional 30-Yr Pass
Energy	9.0%	Through	0.8%
Consumer Cyclical	6.5%	U.S. Treasury Notes	0.7%
Utilities	6.3%	FNMA Conventional 30-Yr Pass
Basic Materials	4.6%	Through	0.6%
Mortgage-Backed Securities	4.1%	Verizon Communications, Inc.	0.4%
Transportation	3.4%	U.S. Treasury Bonds, TIPS	0.4%
Technology	3.0%	Energy Transfer Partners, LP	0.4%
		Capital One Bank USA NA	0.4%
		Verizon Communications, Inc.	0.4%
		SABMiller Holdings, Inc.	0.4%

		These securities represent 6.6% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.

The Portfolio primarily invests in investment-grade bonds and other debt securities. The value of the Portfolio is influenced by factors impacting the overall market, the debt market in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Collateralized debt obligations are subject to additional risks. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
U.S. Government and Agencies	39.2%	U.S. Treasury Notes	11.5%
Mortgage-Backed Securities	29.1%	FNMA Conventional 30-Yr Pass
Financials	9.1%	Through	8.9%
Foreign Government	3.9%	FNMA Conventional 30-Yr Pass
Consumer Non-Cyclical	3.8%	Through	7.6%
Utilities	3.8%	FNMA Conventional 30-Yr Pass
Consumer Cyclical	2.7%	Through	5.9%
Asset-Backed Securities	2.4%	U.S. Treasury Notes	5.3%
Technology	1.4%	FNMA Conventional 15-Yr Pass
Communications Services	1.2%	Through	3.8%
		U.S. Treasury Notes	3.1%
		U.S. Treasury Bonds	2.8%
		U.S. Treasury Notes	2.5%
		U.S. Treasury Notes	2.4%

		These securities represent 53.8% of the total net assets of the Portfolio.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income with stability of principal.

The Portfolio primarily invests in investment-grade debt securities. The value of the Portfolio is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment. Collateralized debt obligations are subject to additional risks. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
U.S. Government and Agencies	20.3%	U.S. Treasury Notes	6.4%
Financials	19.5%	U.S. Treasury Notes	4.1%
Asset-Backed Securities	14.1%	U.S. Treasury Bonds, TIPS	2.2%
Collateralized Mortgage		FNMA Conventional 15-Yr Pass
Obligations	9.7%	Through	2.0%
Mortgage-Backed Securities	5.7%	U.S. Treasury Notes	1.5%
Commercial Mortgage-Backed		U.S. Treasury Bonds	1.1%
Securities	5.3%	Master Credit Card Trust	1.0%
Consumer Non-Cyclical	4.9%	U.S. Treasury Notes	0.9%
Foreign Government	4.1%	Canada Government International
Utilities	2.9%	Bond	0.8%
Communications Services	2.9%	U.S. Treasury Notes, TIPS	0.8%

		These securities represent 20.8% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Money Market Portfolio

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The Portfolio invests in high quality, short-term money market instruments. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Credit risk is the risk that an issuer of a debt security may not pay its debt. Low or declining short-term interest rates can negatively impact the Portfolio. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests.

Portfolio Composition (% of Portfolio)

Government Agency Debt	29.2%
Asset Backed Commercial Paper	16.9%
Other Note	15.7%
Other Commercial Paper	14.9%
Investment Company	10.0%
Financial Company Commercial Paper	8.5%
Certificate of Deposit	4.8%
Total	100.0%

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the

FDIC or any other government agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share,

it is possible to lose money by investing in the Portfolio.

Quoted Portfolio Composition is subject to change.

Shareholder Expense Example

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period 1/1/2015 - 6/30/2015*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,035	$2.79	0.55%
Hypothetical**	$1,000	$1,022	$2.77	0.55%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,025	$2.36	0.47%
Hypothetical**	$1,000	$1,022	$2.36	0.47%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,019	$2.26	0.45%
Hypothetical**	$1,000	$1,023	$2.27	0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,012	$2.24	0.45%
Hypothetical**	$1,000	$1,023	$2.25	0.45%
Thrivent Growth and Income Plus Portfolio
Actual	$1,000	$1,018	$4.00	0.80%
Hypothetical**	$1,000	$1,021	$4.01	0.80%
Thrivent Balanced Income Plus Portfolio
Actual	$1,000	$1,020	$3.25	0.65%
Hypothetical**	$1,000	$1,022	$3.25	0.65%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,019	$2.41	0.48%
Hypothetical**	$1,000	$1,022	$2.42	0.48%
Thrivent Opportunity Income Plus Portfolio
Actual	$1,000	$1,013	$3.72	0.74%
Hypothetical**	$1,000	$1,021	$3.73	0.74%

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period 1/1/2015 - 6/30/2015*	Annualized Expense Ratio
Thrivent Partner Technology Portfolio
Actual	$1,000	$1,035	$5.05	1.00%
Hypothetical**	$1,000	$1,020	$5.02	1.00%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,126	$5.31	1.01%
Hypothetical**	$1,000	$1,020	$5.05	1.01%
Thrivent Natural Resources Portfolio
Actual	$1,000	$991	$5.04	1.02%
Hypothetical**	$1,000	$1,020	$5.11	1.02%
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$1,010	$6.98	1.40%
Hypothetical**	$1,000	$1,018	$7.00	1.40%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$942	$4.45	0.92%
Hypothetical**	$1,000	$1,020	$4.63	0.92%
Thrivent Partner Small Cap Growth Portfolio
Actual	$1,000	$1,120	$4.99	0.95%
Hypothetical**	$1,000	$1,020	$4.76	0.95%
Thrivent Partner Small Cap Value Portfolio
Actual	$1,000	$1,001	$4.28	0.86%
Hypothetical**	$1,000	$1,021	$4.33	0.86%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,068	$3.87	0.76%
Hypothetical**	$1,000	$1,021	$3.78	0.76%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,041	$1.47	0.29%
Hypothetical**	$1,000	$1,023	$1.46	0.29%
Thrivent Mid Cap Growth Portfolio
Actual	$1,000	$1,065	$2.38	0.46%
Hypothetical**	$1,000	$1,022	$2.33	0.46%
Thrivent Partner Mid Cap Value Portfolio
Actual	$1,000	$1,000	$3.90	0.79%
Hypothetical**	$1,000	$1,021	$3.94	0.79%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,011	$3.52	0.71%
Hypothetical**	$1,000	$1,021	$3.54	0.71%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,040	$1.66	0.33%
Hypothetical**	$1,000	$1,023	$1.64	0.33%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$1,052	$4.68	0.92%
Hypothetical**	$1,000	$1,020	$4.61	0.92%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,055	$4.75	0.93%
Hypothetical**	$1,000	$1,020	$4.67	0.93%

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period 1/1/2015 - 6/30/2015*	Annualized Expense Ratio
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,056	$2.27	0.45%
Hypothetical**	$1,000	$1,023	$2.23	0.45%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,070	$4.52	0.88%
Hypothetical**	$1,000	$1,020	$4.41	0.88%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,012	$3.18	0.64%
Hypothetical**	$1,000	$1,022	$3.20	0.64%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,046	$3.41	0.67%
Hypothetical**	$1,000	$1,021	$3.37	0.67%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,011	$1.31	0.26%
Hypothetical**	$1,000	$1,023	$1.32	0.26%
Thrivent High Yield Portfolio
Actual	$1,000	$1,031	$2.25	0.45%
Hypothetical**	$1,000	$1,023	$2.25	0.45%
Thrivent Income Portfolio
Actual	$1,000	$1,000	$2.18	0.44%
Hypothetical**	$1,000	$1,023	$2.20	0.44%
Thrivent Bond Index Portfolio
Actual	$1,000	$1,000	$2.36	0.48%
Hypothetical**	$1,000	$1,022	$2.39	0.48%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,009	$2.21	0.44%
Hypothetical**	$1,000	$1,023	$2.22	0.44%
Thrivent Money Market Portfolio
Actual	$1,000	$1,000	$0.96	0.19%
Hypothetical**	$1,000	$1,024	$0.97	0.19%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value	% of Net Assets
Consumer Discretionary (7.2%)
14,126	Amazon.com, Inc.[a,b]	$6,131,955	0.6%
96,388	Comcast Corporation[b]	5,796,774	0.6%
48,394	G-III Apparel Group, Ltd.[a]	3,404,518	0.3%
30,310	Home Depot, Inc.	3,368,350	0.3%
42,110	NIKE, Inc.	4,548,722	0.5%
86,190	Starbucks Corporation	4,621,077	0.5%
	Other Securities^	42,528,488	4.4%

	Total	70,399,884

Consumer Staples (1.4%)
	Other Securities^	13,662,472	1.4%

	Total	13,662,472

Energy (6.4%)
52,300	Baker Hughes, Inc.	3,226,910	0.3%
60,250	Cameron International Corporation[a]	3,155,293	0.3%
64,066	EOG Resources, Inc.	5,608,978	0.6%
69,981	EQT Corporation	5,692,255	0.6%
75,500	Marathon Petroleum Corporation	3,949,405	0.4%
109,010	Suncor Energy, Inc. ADR	2,999,955	0.3%
74,900	Total SA ADR	3,682,833	0.4%
461,786	Weatherford International, Ltd.[a]	5,666,114	0.6%
	Other Securities^	28,525,498	2.9%

	Total	62,507,241

Financials (5.5%)
55,431	Citigroup, Inc.	3,062,008	0.3%
	Other Securities^	50,736,448	5.2%

	Total	53,798,456

Health Care (7.5%)
71,920	Abbott Laboratories	3,529,834	0.4%
16,397	Actavis, Inc.[a]	4,975,834	0.5%
20,680	Alexion Pharmaceuticals, Inc.[a]	3,738,324	0.4%
54,118	Cerner Corporation[a]	3,737,389	0.4%
46,350	Gilead Sciences, Inc.	5,426,658	0.6%
29,607	Teleflex, Inc.	4,010,268	0.4%
	Other Securities^	47,480,061	4.8%

	Total	72,898,368

Industrials (5.2%)
86,070	Delta Air Lines, Inc.	3,535,756	0.4%
32,260	Union Pacific Corporation	3,076,636	0.3%
	Other Securities^	44,152,864	4.5%

	Total	50,765,256

Information Technology (10.6%)
69,394	Apple, Inc.[b]	8,703,742	0.9%
127,670	EMC Corporation	3,369,211	0.4%
84,300	Facebook, Inc.[a]	7,229,990	0.7%
6,123	Google, Inc., Class Aa	3,306,665	0.3%
6,267	Google, Inc., Class Ca	3,262,036	0.3%
45,820	Salesforce.com, Inc.[a]	3,190,447	0.3%
66,098	Virtusa Corporation[a]	3,397,437	0.4%
87,960	Visa, Inc.	5,906,514	0.6%
	Other Securities^	64,605,441	6.7%

	Total	102,971,483

Materials (1.7%)
	Other Securities^	16,011,224	1.7%

	Total	16,011,224

Telecommunications Services (0.2%)
	Other Securities^	1,468,208	0.2%

	Total	1,468,208

Utilities (0.6%)
	Other Securities^	5,329,661	0.6%

	Total	5,329,661

	Total Common Stock (cost $375,361,455)	449,812,253

	Mutual Funds (38.7%)
Affiliated Equity Mutual Funds (34.6%)
773,662	Thrivent Partner Small Cap Value Portfolio	20,068,865	2.1%
1,990,971	Thrivent Small Cap Stock Portfolio	34,089,610	3.5%
1,931,714	Thrivent Partner Mid Cap Value Portfolio	30,703,430	3.1%
2,971,037	Thrivent Mid Cap Stock Portfolio	50,190,019	5.2%
11,767,231	Thrivent Partner Worldwide Allocation Portfolio	112,352,343	11.6%
2,929,577	Thrivent Large Cap Value Portfolio	47,706,108	4.9%
3,449,494	Thrivent Large Cap Stock Portfolio	40,690,227	4.2%

	Total	335,800,602

Affiliated Fixed Income Mutual Funds (2.5%)
1,455,207	Thrivent High Yield Portfolio	7,103,882	0.7%
455,080	Thrivent Opportunity Income Plus Portfolio	4,601,678	0.5%
443,652	Thrivent Income Portfolio	4,473,520	0.5%
851,313	Thrivent Limited Maturity Bond Portfolio	8,365,089	0.8%

	Total	24,544,169

Equity Mutual Funds (1.6%)
86,500	SPDR Euro Stoxx 50 ETF	3,237,695	0.3%
21,132	SPDR S&P 500 ETF Trust	4,350,022	0.5%
32,465	iShares Russell 2000 Growth Index Fund	5,018,440	0.5%
	Other Securities^	2,865,810	0.3%

	Total	15,471,967

	Total Mutual Funds (cost $354,179,186)	375,816,738

Principal Amount	Long-Term Fixed Income (2.4%)
Asset-Backed Securities (0.1%)
	Other Securities^	456,962	0.1%

	Total	456,962

Collateralized Mortgage Obligations (<0.1%)
	Other Securities^	287,401	<0.1%

	Total	287,401

Commercial Mortgage-Backed Securities (<0.1%)
	Other Securities^	47	<0.1%

	Total	47

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.4%)	Value	% of Net Assets
Mortgage-Backed Securities (1.2%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$ 900,000	3.500%, 7/1/2030[c]	$949,176	0.1%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,800,000	3.500%, 8/1/2045[c]	3,905,984	0.4%
	3.500% - 4.500%,
5,075,000	7/1/2045 - 8/1/2045[c]	5,351,714	0.5%
	Other Securities^	1,831,174	0.2%

	Total	12,038,048

U.S. Government and Agencies (1.1%)
	Federal National Mortgage Association
665,000	0.875%, 5/21/2018	661,020	0.1%
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	200,757	<0.1%
	U.S. Treasury Notes
2,800,000	3.625%, 2/15/2044	3,078,468	0.3%
	0.625% - 2.250%,
5,475,000	10/15/2016 - 11/15/2024	5,475,321	0.6%
	U.S. Treasury Notes, TIPS
1,330,498	0.125%, 4/15/2018	1,351,391	0.1%

	Total	10,766,957

	Total Long-Term Fixed Income (cost $23,361,585)	23,549,415

Shares or Principal Amount	Short-Term Investments (13.0%)[d]
	Federal Home Loan Bank Discount Notes
9,000,000	0.080%, 7/8/2015	8,999,861	1.0%
3,000,000	0.065%, 7/10/2015	2,999,951	0.3%
9,500,000	0.070%, 7/15/2015	9,499,741	1.0%
8,000,000	0.078%, 7/17/2015	7,999,724	0.8%
5,000,000	0.080%, 7/22/2015	4,999,767	0.5%
3,000,000	0.070%, 7/24/2015	2,999,866	0.3%
10,500,000	0.077%, 7/29/2015	10,499,370	1.1%
9,500,000	0.082%, 7/31/2015	9,499,351	1.0%
4,000,000	0.050%, 8/7/2015	3,999,795	0.4%
12,500,000	0.093%, 8/12/2015	12,498,638	1.3%
29,000,000	0.075%, 8/21/2015[b]	28,996,933	3.0%
6,000,000	0.065%, 8/26/2015	5,999,393	0.6%
9,000,000	0.085%, 9/4/2015	8,998,619	0.9%
3,000,000	0.090%, 9/9/2015	2,999,475	0.3%
	0.065% - 0.080%,
3,000,000	7/6/2015 - 8/5/2015	2,999,915	0.3%
	Federal National Mortgage Association Discount Notes
2,000,000	0.128%, 8/12/2015[b]	1,999,702	0.2%

	Total Short-Term Investments (at amortized cost)	125,990,101

	Total Investments (cost $878,892,327) 100.4%	$975,168,507

	Other Assets and Liabilities, Net (0.4%)	(3,693,067)

	Total Net Assets 100.0%	$971,475,440

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	At June 30, 2015, $17,252,334 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$126,768,707
Gross unrealized depreciation	(31,499,443)

Net unrealized appreciation (depreciation)	$95,269,264

Cost for federal income tax purposes	$879,899,243

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,399,884	70,399,884	—	—
Consumer Staples	13,662,472	13,662,472	—	—
Energy	62,507,241	62,302,647	204,594	—
Financials	53,798,456	53,798,456	—	—
Health Care	72,898,368	72,898,368	—	—
Industrials	50,765,256	50,765,256	—	—
Information Technology	102,971,483	102,971,483	—	—
Materials	16,011,224	16,011,224	—	—
Telecommunications Services	1,468,208	1,468,208	—	—
Utilities	5,329,661	5,329,661	—	—
Mutual Funds
Affiliated Equity Mutual Funds	335,800,602	335,800,602	—	—
Equity Mutual Funds	15,471,967	15,471,967	—	—
Affiliated Fixed Income Mutual Funds	24,544,169	24,544,169	—	—
Long-Term Fixed Income
Asset-Backed Securities	456,962	—	456,962	—
Collateralized Mortgage Obligations	287,401	—	287,401	—
Commercial Mortgage-Backed Securities	47	—	47	—
Mortgage-Backed Securities	12,038,048	—	12,038,048	—
U.S. Government and Agencies	10,766,957	—	10,766,957	—
Short-Term Investments	125,990,101	—	125,990,101	—

Total	$975,168,507	$825,424,397	$149,744,110	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,778,693	2,778,693	—	—

Total Asset Derivatives	$2,778,693	$2,778,693	$—	$—

Liability Derivatives
Futures Contracts	6,009,128	6,009,128	—	—

Total Liability Derivatives	$6,009,128	$6,009,128	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(20)	September 2015	($4,372,438)	($4,378,750)	($6,312)
5-Yr. U.S. Treasury Bond Futures	30	September 2015	3,591,421	3,577,734	(13,687)
10-Yr. U.S. Treasury Bond Futures	(6)	September 2015	(765,310)	(757,032)	8,278
30-Yr. U.S. Treasury Bond Futures	(3)	September 2015	(455,522)	(452,531)	2,991
Eurex EURO STOXX 50 Futures	1,562	September 2015	60,630,839	59,904,123	(726,716)
Mini MSCI EAFE Index Futures	312	September 2015	29,539,932	28,610,400	(929,532)
Russell 2000 Index Mini-Futures	(525)	September 2015	(65,887,101)	(65,646,000)	241,101
S&P 400 Index Mini-Futures	(797)	September 2015	(121,924,893)	(119,398,570)	2,526,323
S&P 500 Index Futures	384	September 2015	201,515,194	197,222,400	(4,292,794)
Ultra Long Term U.S. Treasury Bond Futures	8	September 2015	1,272,587	1,232,500	(40,087)
Total Futures Contracts					($3,230,435)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$11,269
Total Interest Rate Contracts		11,269
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,767,424
Total Equity Contracts		2,767,424

Total Asset Derivatives		$2,778,693

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	60,086
Total Interest Rate Contracts		60,086
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,949,042
Total Equity Contracts		5,949,042

Total Liability Derivatives		$6,009,128

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	5,733,924
Total Equity Contracts		5,733,924
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(304)
Total Interest Rate Contracts		(304)

Total		$5,733,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(656,760)
Total Interest Rate Contracts		(656,760)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,861,483)
Total Equity Contracts		(4,861,483)

Total		($5,518,243)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$478,907,356	50.3%
Interest Rate Contracts	46,311,965	4.9

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Opportunity Income Plus	$4,542,552	$77,059	$—	455,080	$4,601,678	$77,109
Partner Small Cap Value	20,049,563	1,675,101	—	773,662	20,068,865	194,704
Small Cap Stock	31,911,232	4,338,403	—	1,990,971	34,089,610	144,359
Partner Mid Cap Value	30,716,459	3,777,077	—	1,931,714	30,703,430	170,655
Mid Cap Stock	49,659,992	5,682,366	—	2,971,037	50,190,019	296,119
Partner Worldwide Allocation	106,787,106	2,726,230	—	11,767,231	112,352,343	2,726,230
Large Cap Value	47,124,226	1,989,635	—	2,929,577	47,706,108	602,737
Large Cap Stock	38,896,156	3,466,177	—	3,449,494	40,690,227	469,824
High Yield	5,644,416	1,698,426	234,963	1,455,207	7,103,882	185,227
Income	4,473,519	181,527	—	443,652	4,473,520	81,958
Limited Maturity Bond	7,337,690	1,198,180	176,222	851,313	8,365,089	63,024
Cash Management Trust-Collateral Investment	241,100	556,873	797,973	—	—	1,547
Total Value and Income Earned	347,384,011				360,344,771	5,013,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$5,268,270	0.1%

	Total	5,268,270

Capital Goods (0.1%)
	Other Securities^	3,275,407	0.1%

	Total	3,275,407

Communications Services (0.6%)
	Other Securities^	29,784,198	0.6%

	Total	29,784,198

Consumer Cyclical (0.3%)
	Other Securities^	16,725,404	0.3%

	Total	16,725,404

Consumer Non-Cyclical (0.2%)
	Other Securities^	11,168,802	0.2%

	Total	11,168,802

Energy (0.1%)
	Other Securities^	6,164,122	0.1%

	Total	6,164,122

Financials (0.1%)
	Other Securities^	3,868,436	0.1%

	Total	3,868,436

Technology (0.2%)
	Other Securities^	9,224,332	0.2%

	Total	9,224,332

Transportation (0.1%)
	Other Securities^	3,703,783	0.1%

	Total	3,703,783

Utilities (<0.1%)
	Other Securities^	1,881,436	<0.1%

	Total	1,881,436

	Total Bank Loans (cost $93,415,332)	91,064,190

Shares	Mutual Funds (41.5%)
Affiliated Equity Mutual Funds (34.0%)
3,801,388	Thrivent Partner Small Cap Value Portfolio	98,608,392	2.0%
5,277,294	Thrivent Small Cap Stock Portfolio	90,358,355	1.8%
8,634,885	Thrivent Partner Mid Cap Value Portfolio	137,246,322	2.7%
16,750,392	Thrivent Mid Cap Stock Portfolio	282,966,044	5.7%
48,917,066	Thrivent Partner Worldwide Allocation Portfolio	467,055,258	9.4%
20,124,267	Thrivent Large Cap Value Portfolio	327,709,608	6.6%
24,425,365	Thrivent Large Cap Stock Portfolio	288,121,608	5.8%

	Total	1,692,065,587

Affiliated Fixed Income Mutual Funds (6.0%)
25,048,658	Thrivent High Yield Portfolio	122,280,033	2.5%
13,604,578	Thrivent Income Portfolio	137,180,402	2.7%
3,830,554	Thrivent Limited Maturity Bond Portfolio	37,639,405	0.8%

	Total	297,099,840

Equity Mutual Funds (0.9%)
95,854	SPDR S&P 500 ETF Trust	19,731,546	0.4%
	Other Securities^	26,227,793	0.5%

	Total	45,959,339

Fixed Income Mutual Funds (0.6%)
186,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	21,593,352	0.4%
	Other Securities^	7,333,360	0.2%

	Total	28,926,712

	Total Mutual Funds (cost $1,831,584,800)	2,064,051,478

	Common Stock (29.4%)
Consumer Discretionary (4.4%)
53,072	Amazon.com, Inc.[b]	23,038,024	0.5%
393,326	Comcast Corporation	23,654,626	0.5%
158,170	NIKE, Inc.	17,085,523	0.4%
323,780	Starbucks Corporation	17,359,465	0.4%
	Other Securities^	140,773,032	2.6%

	Total	221,910,670

Consumer Staples (1.0%)
	Other Securities^	49,681,697	1.0%

	Total	49,681,697

Energy (4.8%)
257,842	EOG Resources, Inc.	22,574,067	0.5%
280,936	EQT Corporation	22,851,334	0.5%
294,900	Marathon Petroleum Corporation	15,426,219	0.3%
319,350	Total SA ADR[c]	15,702,440	0.3%
1,849,360	Weatherford International, Ltd.[b]	22,691,647	0.5%
	Other Securities^	139,706,683	2.7%

	Total	238,952,390

Financials (3.6%)
258,497	Citigroup, Inc.	14,279,374	0.3%
	Other Securities^	165,988,581	3.3%

	Total	180,267,955

Health Care (4.5%)
60,657	Actavis, Inc.[b]	18,406,973	0.4%
77,700	Alexion Pharmaceuticals, Inc.[b]	14,045,829	0.3%
199,953	Cerner Corporation[b]	13,808,754	0.3%
174,070	Gilead Sciences, Inc.	20,380,116	0.4%
	Other Securities^	155,994,947	3.1%

	Total	222,636,619

Industrials (2.9%)
	Other Securities^	144,246,841	2.9%

	Total	144,246,841

Information Technology (6.5%)
260,076	Apple, Inc.[d]	32,620,032	0.7%
313,790	Facebook, Inc.[b]	26,912,199	0.6%
330,380	Visa, Inc.	22,185,017	0.5%
	Other Securities^	243,020,825	4.7%

	Total	324,738,073

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value	% of Net Assets
Materials (1.1%)
	Other Securities^	$56,162,247	1.1%

	Total	56,162,247

Telecommunications Services (0.2%)
	Other Securities^	8,532,279	0.2%

	Total	8,532,279

Utilities (0.4%)
	Other Securities^	20,668,441	0.4%

	Total	20,668,441

	Total Common Stock (cost $1,238,094,573)	1,467,797,212

Principal Amount	Long-Term Fixed Income (12.3%)
Asset-Backed Securities (0.6%)
	U.S. Small Business Administration
$ 560,788	3.191%, 3/10/2024	580,295	<0.1%
	Other Securities^	27,039,531	0.6%

	Total	27,619,826

Basic Materials (0.1%)
	Other Securities^	4,985,605	0.1%

	Total	4,985,605

Capital Goods (0.1%)
	Other Securities^	5,007,917	0.1%

	Total	5,007,917

Collateralized Mortgage Obligations (0.6%)
	Federal National Mortgage Association
3,203,872	3.500%, 1/25/2033[e]	410,991	<0.1%
	Other Securities^	33,002,880	0.6%

	Total	33,413,871

Commercial Mortgage-Backed Securities (0.3%)
	Federal National Mortgage Association
507,528	1.272%, 1/25/2017	510,089	<0.1%
	Other Securities^	15,327,743	0.3%

	Total	15,837,832

Communications Services (0.4%)
	Other Securities^	19,910,807	0.4%

	Total	19,910,807

Consumer Cyclical (0.2%)
	Other Securities^	8,778,321	0.2%

	Total	8,778,321

Consumer Non-Cyclical (0.3%)
	Other Securities^	17,300,010	0.3%

	Total	17,300,010

Energy (0.2%)
	Other Securities^	12,277,124	0.2%

	Total	12,277,124

Financials (0.8%)
	Other Securities^	37,835,883	0.8%

	Total	37,835,883

Foreign Government (<0.1%)
	Other Securities^	650,102	<0.1%

	Total	650,102

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,775,000	3.500%, 7/1/2030[f]	18,746,237	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
46,675,000	3.500%, 7/1/2045[f]	48,100,776	1.0%
30,000,000	3.500%, 8/1/2045[f]	30,836,719	0.6%
36,000,000	4.000%, 8/1/2045[f]	38,056,919	0.8%
28,714,000	4.500%, 8/1/2045[f]	30,997,662	0.6%
	1.729% - 2.067%,
5,731,373	3/1/2043 - 8/1/2043[g]	5,914,565	<0.1%
	Other Securities^	27,166,620	0.6%

	Total	199,819,498

Technology (0.2%)
	Other Securities^	7,588,911	0.2%

	Total	7,588,911

Transportation (0.1%)
	Other Securities^	3,395,958	0.1%

	Total	3,395,958

U.S. Government and Agencies (4.2%)
	Federal National Mortgage Association
	0.875% - 6.250%,
7,605,000	5/21/2018 - 5/15/2029	7,741,228	0.2%
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	474,517	<0.1%
	U.S. Treasury Bonds
39,845,000	3.000%, 5/15/2042	39,038,776	0.8%
	4.375% - 6.500%,
9,100,000	11/15/2026 - 5/15/2040	12,141,424	0.3%
	U.S. Treasury Bonds, TIPS
	0.125% - 2.375%,
2,458,360	4/15/2019 - 2/15/2042	2,466,883	<0.1%
	U.S. Treasury Notes
19,915,000	1.500%, 10/31/2019	19,925,894	0.4%
29,565,000	1.875%, 6/30/2020	29,906,831	0.6%
14,300,000	3.625%, 2/15/2044	15,722,178	0.3%
	0.875% - 2.250%,
16,920,000	11/15/2017 - 11/15/2024	16,847,062	0.3%
	U.S. Treasury Notes, TIPS
29,680,340	0.125%, 4/15/2018	30,146,410	0.6%
36,104,216	0.125%, 1/15/2023	35,466,760	0.7%
611,489	0.125%, 1/15/2022	605,995	<0.1%

	Total	210,483,958

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value	% of Net Assets
Utilities (0.2%)
	Other Securities^	$10,330,039	0.2%

	Total	10,330,039

	Total Long-Term Fixed Income (cost $614,722,658)	615,235,662

Shares	Collateral Held for Securities Loaned (1.4%)
68,786,888	Thrivent Cash Management Trust	68,786,888	1.4%

	Total Collateral Held for Securities Loaned (cost $68,786,888)	68,786,888

Shares or Principal Amount	Short-Term Investments (18.8%)[h]
	Federal Home Loan Bank Discount Notes
30,333,000	0.071%, 7/1/2015	30,333,000	0.6%
77,000,000	0.076%, 7/6/2015[d]	76,999,192	1.5%
52,425,000	0.079%, 7/8/2015[d]	52,424,190	1.0%
21,550,000	0.044%, 7/10/2015	21,549,765	0.4%
39,500,000	0.070%, 7/15/2015	39,498,925	0.8%
18,000,000	0.075%, 7/16/2015	17,999,437	0.4%
54,500,000	0.075%, 7/17/2015	54,498,188	1.1%
64,400,000	0.078%, 7/22/2015	64,397,079	1.3%
23,000,000	0.073%, 7/24/2015	22,998,927	0.5%
75,293,000	0.077%, 7/29/2015[d]	75,288,505	1.5%
44,500,000	0.082%, 7/31/2015	44,496,961	0.9%
32,300,000	0.079%, 8/5/2015	32,297,510	0.6%
33,000,000	0.073%, 8/7/2015	32,997,520	0.7%
61,000,000	0.087%, 8/12/2015	60,993,838	1.2%
15,000,000	0.060%, 8/17/2015	14,998,825	0.3%
50,500,000	0.063%, 8/19/2015	50,495,669	1.0%
64,000,000	0.072%, 8/21/2015[d]	63,993,448	1.3%
43,905,000	0.064%, 8/26/2015	43,900,653	0.9%
53,808,000	0.084%, 9/4/2015	53,799,809	1.1%
	0.060% - 0.088%,
52,700,000	7/7/2015 - 9/18/2015	52,693,719	1.1%
	Federal National Mortgage Association Discount Notes
23,000,000	0.065%, 7/15/2015[d]	22,999,419	0.5%
4,000,000	0.125%, 8/12/2015[d]	3,999,417	0.1%
	U.S. Treasury Bills
	0.001% - 0.011%,
2,800,000	8/20/2015 - 9/3/2015[i]	2,799,987	<0.1%

	Total Short-Term Investments (at amortized cost)	936,453,983

	Total Investments (cost $4,783,058,234) 105.2%	$5,243,389,413

	Other Assets and Liabilities, Net (5.2%)	(257,275,739)

	Total Net Assets 100.0%	$4,986,113,674

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	All or a portion of the security is on loan.
d	At June 30, 2015, $56,668,380 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At June 30, 2015, $2,299,997 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,807
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	114,657
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	358,787
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	$1,196,892
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375
Symphony CLO, Ltd., 1/9/2023	9/15/2014	381,161
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	561,991
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$532,002,134
Gross unrealized depreciation	(75,766,383)

Net unrealized appreciation (depreciation)	$456,235,751

Cost for federal income tax purposes	$4,787,153,662

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,268,270	—	4,482,120	786,150
Capital Goods	3,275,407	—	3,275,407	—
Communications Services	29,784,198	—	26,918,214	2,865,984
Consumer Cyclical	16,725,404	—	16,725,404	—
Consumer Non-Cyclical	11,168,802	—	11,168,802	—
Energy	6,164,122	—	5,263,676	900,446
Financials	3,868,436	—	3,868,436	—
Technology	9,224,332	—	9,224,332	—
Transportation	3,703,783	—	3,703,783	—
Utilities	1,881,436	—	1,881,436	—
Mutual Funds
Affiliated Equity Mutual Funds	1,692,065,587	1,692,065,587	—	—
Equity Mutual Funds	45,959,339	45,959,339	—	—
Affiliated Fixed Income Mutual Funds	297,099,840	297,099,840	—	—
Fixed Income Mutual Funds	28,926,712	28,926,712	—	—
Common Stock
Consumer Discretionary	221,910,670	217,969,899	3,940,771	—
Consumer Staples	49,681,697	47,333,383	2,348,314	—
Energy	238,952,390	237,215,396	1,736,994	—
Financials	180,267,955	170,539,092	9,728,863	—
Health Care	222,636,619	219,600,165	3,036,454	—
Industrials	144,246,841	140,387,828	3,859,013	—
Information Technology	324,738,073	322,431,877	2,306,196	—
Materials	56,162,247	53,825,033	2,337,214	—
Telecommunications Services	8,532,279	6,158,152	2,374,127	—
Utilities	20,668,441	19,042,711	1,625,730	—
Long-Term Fixed Income
Asset-Backed Securities	27,619,826	—	27,259,219	360,607
Basic Materials	4,985,605	—	4,985,605	—
Capital Goods	5,007,917	—	5,007,917	—
Collateralized Mortgage Obligations	33,413,871	—	33,413,871	—
Commercial Mortgage-Backed Securities	15,837,832	—	15,837,832	—
Communications Services	19,910,807	—	19,910,807	—
Consumer Cyclical	8,778,321	—	8,778,321	—
Consumer Non-Cyclical	17,300,010	—	17,300,010	—
Energy	12,277,124	—	12,277,124	—
Financials	37,835,883	—	37,835,883	—
Foreign Government	650,102	—	650,102	—
Mortgage-Backed Securities	199,819,498	—	199,819,498	—
Technology	7,588,911	—	7,588,911	—
Transportation	3,395,958	—	3,395,958	—
U.S. Government and Agencies	210,483,958	—	210,483,958	—
Utilities	10,330,039	—	10,330,039	—
Collateral Held for Securities Loaned	68,786,888	68,786,888	—	—
Short-Term Investments	936,453,983	—	936,453,983	—

Total	$5,243,389,413	$3,567,341,902	$1,671,134,324	$4,913,187

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,007,930	8,007,930	—	—
Credit Default Swaps	100,709	—	100,709	—

Total Asset Derivatives	$8,108,639	$8,007,930	$100,709	$—

Liability Derivatives
Futures Contracts	21,226,512	21,226,512	—	—
Credit Default Swaps	314,858	—	314,858	—

Total Liability Derivatives	$21,541,370	$21,226,512	$314,858	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(302)	September 2015	($66,023,814)	($66,119,125)	($95,311)
5-Yr. U.S. Treasury Bond Futures	575	September 2015	68,573,446	68,573,240	(206)
10-Yr. U.S. Treasury Bond Futures	115	September 2015	14,638,598	14,509,766	(128,832)
30-Yr. U.S. Treasury Bond Futures	177	September 2015	27,436,922	26,699,344	(737,578)
Eurex EURO STOXX 50 Futures	6,541	September 2015	253,896,490	250,853,308	(3,043,182)
Mini MSCI EAFE Index Futures	651	September 2015	61,636,205	59,696,700	(1,939,505)
Russell 2000 Index Mini-Futures	(374)	September 2015	(46,936,716)	(46,764,960)	171,756
S&P 400 Index Mini-Futures	(2,469)	September 2015	(377,708,167)	(369,880,890)	7,827,277
S&P 500 Index Futures	1,367	September 2015	717,373,098	702,091,200	(15,281,898)
Ultra Long Term U.S. Treasury Bond Futures	(13)	September 2015	(2,011,710)	(2,002,813)	8,897
Total Futures Contracts					($13,218,582)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2020	$50,539,500	$100,709	$100,709
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	(22,600,000)	(194,434)	(194,434)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(33,900,000)	(120,424)	(120,424)
Total Credit Default Swaps				($214,149)	($214,149)

1	As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$7,999,033
Total Equity Contracts		7,999,033
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,897
Total Interest Rate Contracts		8,897
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	100,709
Total Credit Contracts		100,709

Total Asset Derivatives		$8,108,639

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	961,927
Total Interest Rate Contracts		961,927
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	20,264,585
Total Equity Contracts		20,264,585
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	314,858
Total Credit Contracts		314,858

Total Liability Derivatives		$21,541,370

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	51,094,193
Total Equity Contracts		51,094,193
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,262,689
Total Interest Rate Contracts		3,262,689
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	250,863
Total Credit Contracts		250,863

Total		$54,607,745

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(6,517,316)
Total Interest Rate Contracts		(6,517,316)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(31,667,556)
Total Equity Contracts		(31,667,556)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(214,149)
Total Credit Contracts		(214,149)

Total		($38,399,021)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$1,463,880,436	29.6%	N/A
Interest Rate Contracts	493,202,146	10.0	N/A
Credit Contracts	N/A	N/A	$2,318,915

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Partner Small Cap Value	$98,513,554	$8,230,610	$—	3,801,388	$98,608,392	$956,677
Small Cap Stock	84,584,317	11,499,425	—	5,277,294	90,358,355	382,640
Partner Mid Cap Value	137,304,560	16,883,780	—	8,634,885	137,246,322	762,837
Mid Cap Stock	279,977,811	32,036,584	—	16,750,392	282,966,044	1,669,489
Partner Worldwide Allocation	443,920,241	11,333,099	—	48,917,066	467,055,258	11,333,099
Large Cap Value	323,712,459	13,667,484	—	20,124,267	327,709,608	4,140,409
Large Cap Stock	275,418,051	24,543,499	—	24,425,365	288,121,608	3,326,757
High Yield	119,925,476	3,507,205	1,333,739	25,048,658	122,280,033	3,506,923
Income	138,495,900	5,577,155	1,333,739	13,604,578	137,180,402	2,523,768
Limited Maturity Bond	37,959,766	302,223	666,869	3,830,554	37,639,405	301,044
Cash Management Trust-Collateral Investment	39,076,872	245,351,305	215,641,289	68,786,888	68,786,888	237,707
Total Value and Income Earned	1,978,889,007				2,057,952,315	29,141,350

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value	% of Net Assets
Basic Materials (0.3%)
	Other Securities^	$28,257,789	0.3%

	Total	28,257,789

Capital Goods (0.1%)
	Other Securities^	10,908,790	0.1%

	Total	10,908,790

Communications Services (1.3%)
	Other Securities^	115,388,498	1.3%

	Total	115,388,498

Consumer Cyclical (0.7%)
	Other Securities^	58,500,872	0.7%

	Total	58,500,872

Consumer Non-Cyclical (0.6%)
	Other Securities^	50,934,071	0.6%

	Total	50,934,071

Energy (0.3%)
	Other Securities^	24,752,532	0.3%

	Total	24,752,532

Financials (0.3%)
	Other Securities^	23,752,267	0.3%

	Total	23,752,267

Technology (0.2%)
	Other Securities^	22,328,472	0.2%

	Total	22,328,472

Transportation (0.2%)
	Other Securities^	14,444,041	0.2%

	Total	14,444,041

Utilities (<0.1%)
	Other Securities^	4,863,282	<0.1%

	Total	4,863,282

	Total Bank Loans (cost $362,418,240)	354,130,614

Shares	Mutual Funds (34.8%)
Affiliated Equity Mutual Funds (20.6%)
4,903,115	Thrivent Partner Small Cap Value Portfolio	127,187,284	1.5%
4,191,815	Thrivent Small Cap Stock Portfolio	71,772,669	0.8%
8,207,190	Thrivent Partner Mid Cap Value Portfolio	130,448,368	1.5%
13,836,768	Thrivent Mid Cap Stock Portfolio	233,745,905	2.6%
55,766,496	Thrivent Partner Worldwide Allocation Portfolio	532,452,927	6.0%
27,999,217	Thrivent Large Cap Value Portfolio	455,947,653	5.2%
22,633,380	Thrivent Large Cap Stock Portfolio	266,983,346	3.0%

	Total	1,818,538,152

Affiliated Fixed Income Mutual Funds (13.3%)
39,319,547	Thrivent High Yield Portfolio	191,946,231	2.2%
61,091,708	Thrivent Income Portfolio	616,012,128	7.0%
37,473,057	Thrivent Limited Maturity Bond Portfolio	368,214,008	4.1%

	Total	1,176,172,367

Equity Mutual Funds (0.6%)
	Other Securities^	55,157,007	0.6%

	Total	55,157,007

Fixed Income Mutual Funds (0.3%)
	Other Securities^	29,619,270	0.3%

	Total	29,619,270

	Total Mutual Funds (cost $2,787,590,981)	3,079,486,796

Principal Amount	Long-Term Fixed Income (24.3%)
Asset-Backed Securities (1.1%)
	U.S. Small Business Administration
$ 983,839	3.191%, 3/10/2024	1,018,061	<0.1%
	Other Securities^	103,707,023	1.1%

	Total	104,725,084

Basic Materials (0.2%)
	Other Securities^	14,277,722	0.2%

	Total	14,277,722

Capital Goods (0.2%)
	Other Securities^	15,010,811	0.2%

	Total	15,010,811

Collateralized Mortgage Obligations (1.4%)
	Federal Home Loan Mortgage Corporation
5,260,294	3.000%, 2/15/2033[b]	740,692	<0.1%
	Federal National Mortgage Association
10,885,443	3.500%, 1/25/2033[b]	1,396,378	<0.1%
	Other Securities^	126,339,009	1.4%

	Total	128,476,079

Commercial Mortgage-Backed Securities (0.5%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
95,187	0.727%, 12/25/2016	95,306	<0.1%
	Federal National Mortgage Association
1,153,473	1.272%, 1/25/2017	1,159,293	<0.1%
	Other Securities^	42,044,291	0.5%

	Total	43,298,890

Communications Services (0.7%)
	Other Securities^	58,287,356	0.7%

	Total	58,287,356

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value	% of Net Assets
Consumer Cyclical (0.3%)
	Other Securities^	$25,455,850	0.3%

	Total	25,455,850

Consumer Non-Cyclical (0.6%)
	Other Securities^	56,286,079	0.6%

	Total	56,286,079

Energy (0.4%)
	Other Securities^	37,717,946	0.4%

	Total	37,717,946

Financials (1.4%)
	Other Securities^	128,477,854	1.4%

	Total	128,477,854

Foreign Government (<0.1%)
	Other Securities^	2,583,369	<0.1%

	Total	2,583,369

Mortgage-Backed Securities (9.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
50,495,000	3.000%, 7/1/2030[c]	52,274,949	0.6%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
48,845,000	4.000%, 7/1/2045[c]	51,654,540	0.6%
5,937,445	1.960%, 6/1/2043[d]	6,116,043	0.1%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
48,225,000	3.500%, 7/1/2030[c]	50,860,043	0.6%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
230,900,000	3.500%, 7/1/2045[c]	237,953,279	2.7%
117,000,000	3.500%, 8/1/2045[c]	120,263,206	1.4%
163,932,500	4.000%, 8/1/2045[c]	173,299,054	1.9%
116,194,000	4.500%, 8/1/2045[c]	125,435,060	1.4%
	1.729% - 2.067%,
35,784,027	3/1/2043 - 8/1/2043[d]	36,931,130	0.4%

	Total	854,787,304

Technology (0.2%)
	Other Securities^	21,463,951	0.2%

	Total	21,463,951

Transportation (0.2%)
	Other Securities^	13,771,923	0.2%

	Total	13,771,923

U.S. Government and Agencies (7.0%)
	Federal National Mortgage Association
	0.875% - 6.250%,
100,005,000	5/21/2018 - 5/15/2029	10,185,272	<0.1%
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	632,689	<0.1%
	U.S. Treasury Bonds
66,460,000	3.000%, 5/15/2042	65,115,248	0.7%
	4.375% - 5.250%,
7,725,000	11/15/2028 - 5/15/2040	9,854,532	0.2%
	U.S. Treasury Bonds, TIPS
	0.125% - 2.375%,
5,561,022	4/15/2019 - 2/15/2042	5,581,528	0.1%
	U.S. Treasury Notes
30,000,000	0.625%, 10/15/2016	30,079,680	0.3%
97,665,000	0.875%, 11/15/2017	97,848,122	1.1%
110,820,000	1.500%, 10/31/2019	110,880,619	1.3%
50,000,000	1.625%, 6/30/2020	49,996,100	0.6%
43,230,000	1.875%, 6/30/2020	43,729,825	0.5%
64,600,000	2.250%, 11/15/2024	64,206,328	0.7%
50,250,000	3.625%, 2/15/2044	55,247,513	0.6%
	1.625% - 2.125%,
7,910,000	9/30/2021 - 8/15/2022	7,708,381	0.1%
	U.S. Treasury Notes, TIPS
31,113,184	0.125%, 4/15/2018	31,601,754	0.4%
34,751,269	0.125%, 1/15/2023	34,137,700	0.4%
804,866	0.125%, 1/15/2022	797,635	<0.1%

	Total	617,602,926

Utilities (0.4%)
	Other Securities^	33,303,654	0.4%

	Total	33,303,654

	Total Long-Term Fixed Income (cost $2,150,375,794)	2,155,526,798

Shares	Common Stock (21.2%)
Consumer Discretionary (3.1%)
72,962	Amazon.com, Inc.[e]	31,672,075	0.4%
589,474	Comcast Corporation	35,450,966	0.4%
445,070	Starbucks Corporation	23,862,428	0.3%
	Other Securities^	186,151,288	2.0%

	Total	277,136,757

Consumer Staples (0.8%)
	Other Securities^	67,022,977	0.8%

	Total	67,022,977

Energy (3.5%)
357,594	EOG Resources, Inc.	31,307,355	0.4%
388,261	EQT Corporation	31,581,150	0.4%
2,578,116	Weatherford International, Ltd.[e]	31,633,483	0.4%
	Other Securities^	218,248,141	2.3%

	Total	312,770,129

Financials (2.7%)
	Other Securities^	239,976,154	2.7%

	Total	239,976,154

Health Care (3.2%)
239,270	Gilead Sciences, Inc.	28,013,732	0.3%
	Other Securities^	253,352,935	2.9%

	Total	281,366,667

Industrials (2.0%)
	Other Securities^	173,475,019	2.0%

	Total	173,475,019

Information Technology (4.7%)
357,569	Apple, Inc.	44,848,092	0.5%
431,800	Facebook, Inc.[e]	37,033,327	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value	% of Net Assets
Information Technology (4.7%) - continued
454,130	Visa, Inc.	$30,494,829	0.4%
	Other Securities^	298,418,395	3.4%

	Total	410,794,643

Materials (0.8%)
	Other Securities^	70,982,011	0.8%

	Total	70,982,011

Telecommunications Services (0.1%)
	Other Securities^	11,267,341	0.1%

	Total	11,267,341

Utilities (0.3%)
	Other Securities^	30,242,065	0.3%

	Total	30,242,065

	Total Common Stock (cost $1,603,232,180)	1,875,033,763

	Collateral Held for Securities Loaned (0.9%)
78,634,260	Thrivent Cash Management Trust	78,634,260	0.9%

	Total Collateral Held for Securities Loaned (cost $78,634,260)	78,634,260

Shares or Principal Amount	Short-Term Investments (25.5%)[f]
	Federal Home Loan Bank Discount Notes
76,000,000	0.075%, 7/1/2015[g]	76,000,000	0.9%
46,384,000	0.055%, 7/6/2015	46,383,685	0.5%
99,700,000	0.084%, 7/8/2015[g]	99,698,377	1.1%
54,300,000	0.056%, 7/10/2015	54,299,239	0.6%
119,400,000	0.069%, 7/15/2015[g]	119,396,773	1.3%
91,200,000	0.075%, 7/17/2015	91,196,942	1.0%
81,556,000	0.077%, 7/22/2015	81,552,336	0.9%
136,700,000	0.071%, 7/24/2015[g]	136,693,776	1.5%
137,600,000	0.065%, 7/29/2015	137,593,020	1.6%
107,360,000	0.076%, 7/31/2015	107,353,213	1.2%
98,130,000	0.070%, 8/5/2015	98,123,303	1.1%
127,700,000	0.073%, 8/7/2015	127,690,422	1.4%
104,330,000	0.089%, 8/12/2015	104,319,198	1.2%
57,200,000	0.068%, 8/14/2015	57,195,230	0.7%
71,500,000	0.077%, 8/17/2015	71,492,821	0.8%
145,915,000	0.069%, 8/19/2015	145,901,396	1.6%
188,000,000	0.069%, 8/21/2015	187,981,534	2.1%
104,700,000	0.064%, 8/26/2015	104,689,620	1.2%
35,000,000	0.064%, 8/28/2015	34,996,415	0.4%
49,500,000	0.082%, 9/2/2015	49,492,854	0.6%
76,150,000	0.084%, 9/4/2015	76,138,456	0.9%
65,150,000	0.088%, 9/9/2015	65,138,916	0.7%
75,500,000	0.082%, 9/18/2015[g]	75,486,334	0.9%
	0.060% - 0.087%,
49,185,000	7/7/2015 - 9/15/2015	49,180,158	0.6%
	Federal National Mortgage Association Discount Notes
	0.065% - 0.117%,
25,216,000	7/15/2015 - 8/12/2015[g]	25,214,121	0.3%
	Federal Home Loan Mortgage Corporation Discount Notes
	0.045% - 0.070%,
30,600,000	7/20/2015 - 8/7/2015	30,598,369	0.4%

	Total Short-Term Investments (at amortized cost)	2,253,806,508

	Total Investments (cost $9,236,057,963) 110.7%	$9,796,618,739

	Other Assets and Liabilities, Net (10.7%)	(947,315,999)

	Total Net Assets 100.0%	$8,849,302,740

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Non-income producing security.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At June 30, 2015, $85,366,145 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	2,787,504
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	1,871,054
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	472,962

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	$1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	99,518
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	3,176,312
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	1,386,039
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,206,507
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	2,210,499
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,737,597
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

Definitions:

CLO	-	Collateralized Loan Obligation.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$656,966,473
Gross unrealized depreciation	(101,694,407)

Net unrealized appreciation (depreciation)	$555,272,066

Cost for federal income tax purposes	$9,241,346,673

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	28,257,789	—	22,951,277	5,306,512
Capital Goods	10,908,790	—	10,908,790	—
Communications Services	115,388,498	—	103,798,860	11,589,638
Consumer Cyclical	58,500,872	—	58,500,872	—
Consumer Non-Cyclical	50,934,071	—	50,934,071	—
Energy	24,752,532	—	21,235,608	3,516,924
Financials	23,752,267	—	23,752,267	—
Technology	22,328,472	—	22,328,472	—
Transportation	14,444,041	—	14,444,041	—
Utilities	4,863,282	—	4,863,282	—
Mutual Funds
Affiliated Equity Mutual Funds	1,818,538,152	1,688,089,784	130,448,368	—
Equity Mutual Funds	55,157,007	55,157,007	—	—
Affiliated Fixed Income Mutual Funds	1,176,172,367	1,176,172,367	—	—
Fixed Income Mutual Funds	29,619,270	29,619,270	—	—
Long-Term Fixed Income
Asset-Backed Securities	104,725,084	—	100,875,062	3,850,022
Basic Materials	14,277,722	—	14,277,722	—
Capital Goods	15,010,811	—	15,010,811	—
Collateralized Mortgage Obligations	128,476,079	—	128,476,079	—
Commercial Mortgage-Backed Securities	43,298,890	—	43,298,890	—
Communications Services	58,287,356	—	58,287,356	—
Consumer Cyclical	25,455,850	—	25,455,850	—
Consumer Non-Cyclical	56,286,079	—	56,286,079	—
Energy	37,717,946	—	37,717,946	—
Financials	128,477,854	—	128,477,854	—
Foreign Government	2,583,369	—	2,583,369	—
Mortgage-Backed Securities	854,787,304	—	854,787,304	—
Technology	21,463,951	—	21,463,951	—
Transportation	13,771,923	—	13,771,923	—
U.S. Government and Agencies	617,602,926	—	617,602,926	—
Utilities	33,303,654	—	33,303,654	—
Common Stock
Consumer Discretionary	277,136,757	271,862,745	5,274,012	—
Consumer Staples	67,022,977	63,892,316	3,130,661	—
Energy	312,770,129	310,597,502	2,172,627	—
Financials	239,976,154	226,965,136	13,011,018	—
Health Care	281,366,667	277,312,295	4,054,372	—
Industrials	173,475,019	168,254,807	5,220,212	—
Information Technology	410,794,643	407,733,085	3,061,558	—
Materials	70,982,011	67,860,213	3,121,798	—
Telecommunications Services	11,267,341	8,099,592	3,167,749	—
Utilities	30,242,065	28,070,935	2,171,130	—
Collateral Held for Securities Loaned	78,634,260	78,634,260	—	—
Short-Term Investments	2,253,806,508	—	2,253,806,508	—

Total	$9,796,618,739	$4,858,321,314	$4,914,034,329	$24,263,096

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,689,257	5,689,257	—	—

Total Asset Derivatives	$5,689,257	$5,689,257	$—	$—

Liability Derivatives
Futures Contracts	37,609,454	37,609,454	—	—

Total Liability Derivatives	$37,609,454	$37,609,454	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(2,679)	September 2015	($585,813,796)	($586,533,563)	($719,767)
5-Yr. U.S. Treasury Bond Futures	2,357	September 2015	281,727,605	281,090,658	(636,947)
10-Yr. U.S. Treasury Bond Futures	1,273	September 2015	162,042,920	160,616,804	(1,426,116)
30-Yr. U.S. Treasury Bond Futures	644	September 2015	99,826,994	97,143,375	(2,683,619)
Eurex EURO STOXX 50 Futures	8,777	September 2015	340,689,419	336,605,944	(4,083,475)
Mini MSCI EAFE Index Futures	1,953	September 2015	184,908,614	179,090,100	(5,818,514)
Russell 2000 Index Mini-Futures	(233)	September 2015	(29,241,323)	(29,134,320)	107,003
S&P 400 Index Mini-Futures	(1,761)	September 2015	(269,397,664)	(263,815,410)	5,582,254
S&P 500 Index Futures	1,890	September 2015	991,832,594	970,704,000	(21,128,594)
Ultra Long Term U.S. Treasury Bond Futures	222	September 2015	35,314,297	34,201,875	(1,112,422)
Total Futures Contracts					($31,920,197)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$5,689,257
Total Equity Contracts		5,689,257

Total Asset Derivatives		$5,689,257

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,578,871
Total Interest Rate Contracts		6,578,871
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	31,030,583
Total Equity Contracts		31,030,583

Total Liability Derivatives		$37,609,454

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	116,514,567
Total Equity Contracts		116,514,567
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	9,980,759
Total Interest Rate Contracts		9,980,759
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	315,147
Total Credit Contracts		315,147

Total		$126,810,473

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(24,130,669)
Total Interest Rate Contracts		(24,130,669)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(67,854,688)
Total Equity Contracts		(67,854,688)

Total		($91,985,357)

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$1,893,358,925	21.4%	N/A
Interest Rate Contracts	1,580,347,913	17.9	N/A
Credit Contracts	N/A	N/A	$217,794

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Partner Small Cap Value	$127,064,959	$10,616,023	$—	4,903,115	$127,187,284	$1,233,943
Small Cap Stock	67,186,286	9,134,124	—	4,191,815	71,772,669	303,936
Partner Mid Cap Value	130,503,721	16,047,509	—	8,207,190	130,448,368	725,053
Mid Cap Stock	231,277,457	26,464,025	—	13,836,768	233,745,905	1,379,092
Partner Worldwide Allocation	506,078,515	12,919,974	—	55,766,496	532,452,927	12,919,974
Large Cap Value	450,386,356	19,015,791	—	27,999,217	455,947,653	5,760,617
Large Cap Stock	255,211,795	22,742,846	—	22,633,380	266,983,346	3,082,687
High Yield	188,836,063	5,513,288	2,697,616	39,319,547	191,946,231	5,512,846
Income	623,098,599	25,053,660	7,193,642	61,091,708	616,012,128	11,342,894
Limited Maturity Bond	372,457,698	2,960,271	7,643,245	37,473,057	368,214,008	2,948,741
Cash Management Trust- Collateral Investment	67,749,452	486,478,000	475,593,192	78,634,260	78,634,260	309,366
Total Value and Income Earned	3,019,850,901				3,073,344,779	45,519,149

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$9,262,349	0.2%

	Total	9,262,349

Capital Goods (0.2%)
	Other Securities^	6,494,221	0.2%

	Total	6,494,221

Communications Services (1.3%)
	Other Securities^	52,016,251	1.3%

	Total	52,016,251

Consumer Cyclical (0.6%)
	Other Securities^	25,075,502	0.6%

	Total	25,075,502

Consumer Non-Cyclical (0.5%)
	Other Securities^	20,517,120	0.5%

	Total	20,517,120

Energy (0.2%)
	Other Securities^	9,426,955	0.2%

	Total	9,426,955

Financials (0.2%)
	Other Securities^	8,015,655	0.2%

	Total	8,015,655

Technology (0.2%)
	Other Securities^	8,086,692	0.2%

	Total	8,086,692

Transportation (0.2%)
	Other Securities^	5,944,077	0.2%

	Total	5,944,077

Utilities (0.1%)
	Other Securities^	3,197,667	0.1%

	Total	3,197,667

	Total Bank Loans (cost $151,674,240)	148,036,489

	Long-Term Fixed Income (34.4%)
Asset-Backed Securities (1.7%)
	U.S. Small Business Administration
$ 423,051	3.191%, 3/10/2024	437,766	<0.1%
	Other Securities^	67,278,646	1.7%

	Total	67,716,412

Basic Materials (0.3%)
	Other Securities^	12,311,075	0.3%

	Total	12,311,075

Capital Goods (0.3%)
	Other Securities^	13,110,135	0.3%

	Total	13,110,135

Collateralized Mortgage Obligations (1.9%)
	Federal Home Loan Mortgage Corporation
	3.000% - 3.000%,
14,656,534	4/15/2028 - 2/15/2033[b]	1,792,331	<0.1%
	Federal National Mortgage Association
12,211,328	3.500%, 1/25/2033[b]	1,566,462	<0.1%
	Other Securities^	74,224,588	1.9%

	Total	77,583,381

Commercial Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,028,017	0.727%, 12/25/2016	1,029,311	<0.1%
	Federal National Mortgage Association
1,568,724	1.272%, 1/25/2017	1,576,638	<0.1%
	Other Securities^	27,838,712	0.8%

	Total	30,444,661

Communications Services (1.3%)
	Other Securities^	49,483,992	1.3%

	Total	49,483,992

Consumer Cyclical (0.6%)
	Other Securities^	22,077,462	0.6%

	Total	22,077,462

Consumer Non-Cyclical (1.1%)
	Other Securities^	43,478,274	1.1%

	Total	43,478,274

Energy (0.8%)
	Other Securities^	32,138,132	0.8%

	Total	32,138,132

Financials (2.5%)
	Other Securities^	99,723,688	2.5%

	Total	99,723,688

Foreign Government (<0.1%)
	Other Securities^	1,654,394	<0.1%

	Total	1,654,394

Mortgage-Backed Securities (13.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
26,100,000	3.000%, 7/1/2030[c]	27,020,025	0.7%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 7/1/2045[c]	35,532,655	0.9%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
26,325,000	3.500%, 7/1/2030[c]	27,763,414	0.7%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
142,450,000	3.500%, 7/1/2045[c]	146,801,406	3.7%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value	% of Net Assets
Mortgage-Backed Securities (13.0%) - continued
$ 68,000,000	3.500%, 8/1/2045[c]	$69,896,564	1.8%
106,250,000	4.000%, 8/1/2045[c]	112,320,769	2.8%
74,396,000	4.500%, 8/1/2045[c]	80,312,811	2.0%
	1.729% - 2.054%,
13,078,710	3/1/2043 - 7/1/2043[d]	13,495,931	0.4%

	Total	513,143,575

Technology (0. 5%)
	Other Securities^	18,402,893	0.5%

	Total	18,402,893

Transportation(0.3%)
	Other Securities^	11,360,053	0.3%

	Total	11,360,053

U.S. Government and Agencies (8.6%)
	Federal National Mortgage Association
	0.875% - 6.250%,
3,760,000	5/21/2018 - 5/15/2029	3,828,465	<0.1%
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	243,342	<0.1%
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,323,678	<0.1%
	U.S. Treasury Bonds, TIPS
	0.125% - 2.375%,
2,547,340	4/15/2019 - 2/15/2042	2,553,936	0.1%
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,061,088	0.6%
23,970,000	0.875%, 11/15/2017	24,014,944	0.6%
40,910,000	1.500%, 10/31/2019	40,932,378	1.0%
30,000,000	1.625%, 6/30/2020	29,997,660	0.8%
59,425,000	1.875%, 6/30/2020	60,112,072	1.5%
10,060,000	1.625%, 8/15/2022	9,751,912	0.3%
48,300,000	2.250%, 11/15/2024	48,005,660	1.2%
56,100,000	3.625%, 2/15/2044	61,679,313	1.6%
	U.S. Treasury Notes, TIPS
28,452,188	0.125%, 4/15/2018	28,898,973	0.7%
	0.125% - 0.125%,
7,559,442	1/15/2022 - 1/15/2023	7,428,419	0.2%

	Total	341,831,840

Utilities (0.7%)
	Other Securities^	27,834,328	0.7%

	Total	27,834,328

	Total Long-Term Fixed Income (cost $1,360,769,104)	1,362,294,295

Shares	Mutual Funds (32.4%)
Affiliated Equity Mutual Funds (12.6%)
1,464,533	Thrivent Partner Small Cap Value Portfolio	37,990,130	1.0%
1,881,929	Thrivent Small Cap Stock Portfolio	32,222,584	0.8%
2,991,137	Thrivent Partner Mid Cap Value Portfolio	47,542,321	1.2%
3,484,569	Thrivent Mid Cap Stock Portfolio	58,865,171	1.5%
16,564,901	Thrivent Partner Worldwide Allocation Portfolio	158,160,018	4.0%
8,148,101	Thrivent Large Cap Value Portfolio	132,686,129	3.3%
2,552,346	Thrivent Large Cap Stock Portfolio	30,107,468	0.8%

	Total	497,573,821

Affiliated Fixed Income Mutual Funds (18.9%)
20,211,262	Thrivent High Yield Portfolio	98,665,319	2.5%
24,485,346	Thrivent Income Portfolio	246,895,534	6.3%
40,650,098	Thrivent Limited Maturity Bond Portfolio	399,431,930	10.1%

	Total	744,992,783

Equity Mutual Funds (0.4%)
	Other Securities^	15,519,071	0.4%

	Total	15,519,071

Fixed Income Mutual Funds (0.5%)
108,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,555,620	0.3%
	Other Securities^	7,583,760	0.2%

	Total	20,139,380

	Total Mutual Funds (cost $1,185,290,214)	1,278,225,055

	Common Stock (14.7%)
Consumer Discretionary (2.1%)
225,583	Comcast Corporation	13,566,562	0.4%
	Other Securities^	68,117,815	1.7%

	Total	81,684,377

Consumer Staples (0.6%)
	Other Securities^	25,197,332	0.6%

	Total	25,197,332

Energy (2.3%)
115,502	EOG Resources, Inc.	10,112,200	0.3%
125,215	EQT Corporation	10,184,988	0.3%
845,721	Weatherford International, Ltd.[e]	10,376,997	0.3%
	Other Securities^	60,472,345	1.4%

	Total	91,146,530

Financials (2.2%)
194,678	Citigroup, Inc.	10,754,013	0.3%
	Other Securities^	76,181,269	1.9%

	Total	86,935,282

Health Care (2.2%)
	Other Securities^	86,684,677	2.2%

	Total	86,684,677

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (14.7%)	Value	% of Net Assets
Industrials (1.3%)
	Other Securities^	$50,505,642	1.3%

	Total	50,505,642

Information Technology (3.1%)
109,814	Apple, Inc.	13,773,421	0.4%
372,010	Cisco Systems, Inc.	10,215,395	0.3%
134,940	Facebook, Inc.[e]	11,573,129	0.3%
	Other Securities^	88,818,741	2.1%

	Total	124,380,686

Materials (0.5%)
	Other Securities^	19,848,552	0.5%

	Total	19,848,552

Telecommunications Services (0.1%)
	Other Securities^	3,614,817	0.1%

	Total	3,614,817

Utilities (0.3%)
	Other Securities^	11,980,642	0.3%

	Total	11,980,642

	Total Common Stock (cost $489,512,486)	581,978,537

	Collateral Held for Securities Loaned (0.5%)
18,733,091	Thrivent Cash Management Trust	18,733,091	0.5%

	Total Collateral Held for Securities Loaned (cost $18,733,091)	18,733,091

Shares or Principal Amount	Short-Term Investments (28.1%)[f]
	Federal Home Loan Bank Discount Notes
14,000,000	0.075%, 7/1/2015	14,000,000	0.4%
39,011,000	0.065%, 7/6/2015	39,010,648	1.0%
62,000,000	0.082%, 7/8/2015[g]	61,999,014	1.6%
18,700,000	0.037%, 7/10/2015	18,699,829	0.5%
15,000,000	0.060%, 7/13/2015	14,999,700	0.4%
56,000,000	0.070%, 7/15/2015[g,h]	55,998,476	1.4%
48,000,000	0.076%, 7/17/2015	47,998,384	1.2%
87,000,000	0.078%, 7/22/2015	86,996,058	2.2%
76,833,000	0.076%, 7/24/2015	76,829,259	1.9%
68,823,000	0.064%, 7/29/2015	68,819,555	1.7%
48,786,000	0.079%, 7/31/2015	48,782,805	1.2%
40,000,000	0.071%, 8/5/2015	39,997,249	1.0%
52,044,000	0.073%, 8/7/2015	52,040,115	1.3%
57,100,000	0.086%, 8/12/2015[g]	57,094,304	1.4%
14,850,000	0.073%, 8/14/2015	14,848,676	0.4%
48,500,000	0.081%, 8/17/2015	48,494,894	1.2%
100,000,000	0.068%, 8/19/2015	99,990,768	2.5%
95,000,000	0.070%, 8/21/2015	94,990,622	2.4%
22,000,000	0.065%, 8/26/2015	21,997,775	0.6%
12,500,000	0.070%, 8/28/2015	12,498,590	0.3%
27,500,000	0.084%, 9/4/2015	27,495,825	0.7%
14,900,000	0.081%, 9/11/2015	14,897,601	0.4%
27,500,000	0.082%, 9/18/2015	27,495,035	0.7%
	0.060% - 0.090%,
27,150,000	7/7/2015 - 9/15/2015	27,146,266	0.8%
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.060%, 7/6/2015	599,995	<0.1%
	Federal National Mortgage Association Discount Notes
18,000,000	0.065%, 7/15/2015[g]	17,999,545	0.5%
13,000,000	0.121%, 8/12/2015[g,h]	12,998,162	0.3%
	U.S. Treasury Bills
	0.001% - 0.048%,
4,000,000	8/6/2015 - 8/20/2015[h,i]	3,999,949	0.1%

	Total Short-Term Investments (at amortized cost)	1,108,719,099

	Total Investments (cost $4,314,698,234) 113.8%	$4,497,986,566

	Other Assets and Liabilities, Net (13.8%)	(546,421,024)

	Total Net Assets 100.0%	$3,951,565,542

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Non-income producing security.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At June 30, 2015, $33,698,610 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	At June 30, 2015, $2,438,763 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
i	At June 30, 2015, $2,999,996 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,746,388
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	$824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	2,250,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	377,414
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,082,647
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,297
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	816,773
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,348,779
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,825,065
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

Definitions:

CLO	-	Collateralized Loan Obligation.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$215,191,101
Gross unrealized depreciation	(34,007,888)

Net unrealized appreciation (depreciation)	$181,183,213

Cost for federal income tax purposes	$4,316,803,353

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,262,349	—	7,984,855	1,277,494
Capital Goods	6,494,221	—	6,494,221	—
Communications Services	52,016,251	—	48,007,889	4,008,362
Consumer Cyclical	25,075,502	—	25,075,502	—
Consumer Non-Cyclical	20,517,120	—	20,517,120	—
Energy	9,426,955	—	8,135,216	1,291,739
Financials	8,015,655	—	8,015,655	—
Technology	8,086,692	—	8,086,692	—
Transportation	5,944,077	—	5,944,077	—
Utilities	3,197,667	—	3,197,667	—
Long-Term Fixed Income
Asset-Backed Securities	67,716,412	—	64,378,273	3,338,139
Basic Materials	12,311,075	—	12,311,075	—
Capital Goods	13,110,135	—	13,110,135	—
Collateralized Mortgage Obligations	77,583,381	—	77,583,381	—
Commercial Mortgage-Backed Securities	30,444,661	—	30,444,661	—
Communications Services	49,483,992	—	49,483,992	—
Consumer Cyclical	22,077,462	—	22,077,462	—
Consumer Non-Cyclical	43,478,274	—	43,478,274	—
Energy	32,138,132	—	32,138,132	—
Financials	99,723,688	—	99,723,688	—
Foreign Government	1,654,394	—	1,654,394	—
Mortgage-Backed Securities	513,143,575	—	513,143,575	—
Technology	18,402,893	—	18,402,893	—
Transportation	11,360,053	—	11,360,053	—
U.S. Government and Agencies	341,831,840	—	341,831,840	—
Utilities	27,834,328	—	27,834,328	—
Mutual Funds
Affiliated Equity Mutual Funds	497,573,821	497,573,821	—	—
Equity Mutual Funds	15,519,071	15,519,071	—	—
Affiliated Fixed Income Mutual Funds	744,992,783	744,992,783	—	—
Fixed Income Mutual Funds	20,139,380	20,139,380	—	—
Common Stock
Consumer Discretionary	81,684,377	81,684,377	—	—
Consumer Staples	25,197,332	25,197,332	—	—
Energy	91,146,530	91,064,032	82,498	—
Financials	86,935,282	86,935,282	—	—
Health Care	86,684,677	86,684,677	—	—
Industrials	50,505,642	50,505,642	—	—
Information Technology	124,380,686	124,380,686	—	—
Materials	19,848,552	19,848,552	—	—
Telecommunications Services	3,614,817	3,614,817	—	—
Utilities	11,980,642	11,980,642	—	—
Collateral Held for Securities Loaned	18,733,091	18,733,091	—	—
Short-Term Investments	1,108,719,099	—	1,108,719,099	—

Total	$4,497,986,566	$1,878,854,185	$2,609,216,647	$9,915,734

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,458,835	1,458,835	—	—

Total Asset Derivatives	$1,458,835	$1,458,835	$—	$—

Liability Derivatives
Futures Contracts	12,668,142	12,668,142	—	—
Credit Default Swaps	421,531	—	421,531	—

Total Liability Derivatives	$13,089,673	$12,668,142	$421,531	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(1,615)	September 2015	($353,074,369)	($353,584,063)	($509,694)
5-Yr. U.S. Treasury Bond Futures	1,852	September 2015	220,933,640	220,865,464	(68,176)
10-Yr. U.S. Treasury Bond Futures	1,090	September 2015	138,748,454	137,527,349	(1,221,105)
30-Yr. U.S. Treasury Bond Futures	861	September 2015	133,464,350	129,876,468	(3,587,882)
Eurex EURO STOXX 50 Futures	2,380	September 2015	92,382,456	91,275,168	(1,107,288)
Mini MSCI EAFE Index Futures	764	September 2015	72,334,962	70,058,800	(2,276,162)
Russell 2000 Index Mini-Futures	64	September 2015	8,032,409	8,002,560	(29,849)
S&P 400 Index Mini-Futures	(454)	September 2015	(69,452,728)	(68,013,740)	1,438,988
S&P 500 Index Futures	346	September 2015	181,573,586	177,705,600	(3,867,986)
Ultra Long Term U.S. Treasury Bond Futures	(29)	September 2015	(4,487,660)	(4,467,813)	19,847
Total Futures Contracts					($11,209,307)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	($30,250,000)	($260,256)	($260,256)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(45,400,000)	(161,275)	(161,275)
Total Credit Default Swaps				($421,531)	($421,531)

1	As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,438,988
Total Equity Contracts		1,438,988
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	19,847
Total Interest Rate Contracts		19,847

Total Asset Derivatives		$1,458,835

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,386,857
Total Interest Rate Contracts		5,386,857
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,281,285
Total Equity Contracts		7,281,285
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	421,531
Total Credit Contracts		421,531

Total Liability Derivatives		$13,089,673

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	28,355,279
Total Equity Contracts		28,355,279
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,745,498
Total Interest Rate Contracts		2,745,498
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	356,742
Total Credit Contracts		356,742

Total		$31,457,519

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(13,912,611)
Total Interest Rate Contracts		(13,912,611)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(12,483,409)
Total Equity Contracts		(12,483,409)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(421,531)
Total Credit Contracts		(421,531)

Total		($26,817,551)

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$432,439,845	11.2%	N/A
Interest Rate Contracts	902,508,363	23.4	N/A
Credit Contracts	N/A	N/A	$558,463

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Partner Small Cap Value	$37,953,593	$3,170,947	$—	1,464,533	$37,990,130	$368,572
Small Cap Stock	30,163,511	4,100,796	—	1,881,929	32,222,584	136,453
Partner Mid Cap Value	47,562,494	5,848,565	—	2,991,137	47,542,321	264,248
Mid Cap Stock	58,243,532	6,664,542	—	3,484,569	58,865,171	347,302
Partner Worldwide Allocation	150,325,753	3,837,754	—	16,564,901	158,160,018	3,837,754
Large Cap Value	131,067,726	5,533,819	—	8,148,101	132,686,129	1,676,407
Large Cap Stock	28,780,001	2,564,690	—	2,552,346	30,107,468	347,632
High Yield	95,969,477	2,818,974	260,424	20,211,262	98,665,319	2,818,747
Income	247,493,205	10,022,360	607,656	24,485,346	246,895,534	4,527,133
Limited Maturity Bond	397,227,386	3,187,750	1,432,333	40,650,098	399,431,930	3,175,208
Cash Management Trust-Collateral Investment	24,079,812	269,377,487	274,724,208	18,733,091	18,733,091	63,762
Total Value and Income Earned	1,248,866,490				1,261,299,695	17,563,218

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value	% of Net Assets
Basic Materials (0.7%)
	Other Securities^	$545,092	0.7%

	Total	545,092

Capital Goods (0.5%)
	Other Securities^	381,334	0.5%

	Total	381,334

Communications Services (3.3%)
	Other Securities^	2,629,574	3.3%

	Total	2,629,574

Consumer Cyclical (1.7%)
	Other Securities^	1,405,752	1.7%

	Total	1,405,752

Consumer Non-Cyclical (1.5%)
	Other Securities^	1,245,565	1.5%

	Total	1,245,565

Energy (0.7%)
	Other Securities^	570,625	0.7%

	Total	570,625

Financials (0.6%)
	Other Securities^	459,298	0.6%

	Total	459,298

Technology (0.9%)
	Other Securities^	697,470	0.9%

	Total	697,470

Transportation (0.4%)
	Other Securities^	326,980	0.4%

	Total	326,980

Utilities (0.3%)
	Other Securities^	253,973	0.3%

	Total	253,973

	Total Bank Loans (cost $8,725,249)	8,515,663

Shares	Common Stock (65.3%)

Consumer Discretionary (10.4%)
1,780	Amazon.com, Inc.[b]	772,680	1.0%
1,200	AutoZone, Inc.[b]	800,280	1.0%
16,446	Comcast Corporation	989,062	1.2%
14,230	Starbucks Corporation	762,942	1.0%
9,280	Target Corporation	757,526	0.9%
	Other Securities^	4,251,642	5.3%

	Total	8,334,132

Consumer Staples (3.2%)
5,169	Anheuser-Busch InBev NV ADR	623,743	0.8%
6,870	Philip Morris International, Inc.	550,768	0.7%
	Other Securities^	1,406,428	1.7%

	Total	2,580,939

Energy (3.8%)
7,580	Cameron International Corporation[b]	396,964	0.5%
5,230	EOG Resources, Inc.	457,886	0.6%
4,760	EQT Corporation	387,178	0.5%
6,826	Total SA ADR	335,634	0.4%
36,670	Weatherford International, Ltd.[b]	449,941	0.6%
	Other Securities^	1,012,522	1.2%

	Total	3,040,125

Financials (19.9%)
3,881	Alexandria Real Estate Equities, Inc.	339,432	0.4%
3,400	Allianz SE	530,235	0.7%
8,394	Blackstone Group, LP	343,063	0.4%
6,110	Capital One Financial Corporation	537,497	0.7%
13,150	Charles Schwab Corporation	429,347	0.5%
13,450	Citigroup, Inc.	742,978	0.9%
76,697	HSBC Holdings plc	686,772	0.9%
12,727	Invesco, Ltd.	477,135	0.6%
38,310	KeyCorp	575,416	0.7%
8,830	MetLife, Inc.	494,392	0.6%
2,940	Simon Property Group, Inc.	508,679	0.6%
	Other Securities^	10,328,544	12.9%

	Total	15,993,490

Health Care (7.6%)
18,830	Abbott Laboratories	924,176	1.1%
2,410	Alexion Pharmaceuticals, Inc.[b]	435,656	0.5%
2,770	Amgen, Inc.	425,250	0.5%
4,780	Cerner Corporation[b]	330,107	0.4%
9,540	Merck & Company, Inc.	543,112	0.7%
21,962	Pfizer, Inc.	736,386	0.9%
	Other Securities^	2,748,363	3.5%

	Total	6,143,050

Industrials (6.4%)
2,930	FedEx Corporation	499,272	0.6%
6,244	Illinois Tool Works, Inc.	573,137	0.7%
8,990	Ingersoll-Rand plc	606,106	0.8%
4,628	Union Pacific Corporation	441,372	0.6%
	Other Securities^	3,032,822	3.7%

	Total	5,152,709

Information Technology (8.9%)
6,990	Apple, Inc.	876,721	1.1%
14,219	EMC Corporation	375,239	0.5%
8,540	Facebook, Inc.[b]	732,433	0.9%
990	Google, Inc., Class Ab	534,640	0.7%
741	Google, Inc., Class Cb	385,698	0.5%
4,670	MasterCard, Inc.	436,552	0.5%
1,000	Samsung Electronics Company, Ltd. GDR	570,500	0.7%
	Other Securities^	3,272,516	4.0%

	Total	7,184,299

Materials (2.0%)
	Other Securities^	1,643,300	2.0%

	Total	1,643,300

Telecommunications Services (1.7%)
70,700	Telstra Corporation, Ltd.	334,592	0.4%
	Other Securities^	1,033,294	1.3%

	Total	1,367,886

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.3%)	Value	% of Net Assets
Utilities (1.4%)
	Other Securities^	$1,134,409	1.4%

	Total	1,134,409

	Total Common Stock (cost $53,828,398)	52,574,339

Principal Amount	Long-Term Fixed Income (15.6%)
Asset-Backed Securities (0.1%)
	Other Securities^	46,104	0.1%

	Total	46,104

Basic Materials (0.3%)
	Other Securities^	281,057	0.3%

	Total	281,057

Capital Goods (0.4%)
	Other Securities^	312,438	0.4%

	Total	312,438

Collateralized Mortgage Obligations (2.7%)
	Other Securities^	2,178,070	2.7%

	Total	2,178,070

Communications Services (1.0%)
	Other Securities^	821,258	1.0%

	Total	821,258

Consumer Cyclical (1.0%)
	Other Securities^	792,346	1.0%

	Total	792,346

Consumer Non-Cyclical (1.0%)
	Other Securities^	769,248	1.0%

	Total	769,248

Energy (0.9%)
	Other Securities^	739,549	0.9%

	Total	739,549

Financials (1.4%)
	Citigroup, Inc.
$ 69,000	1.850% - 8.500%, 2/15/2017 - 5/22/2019	74,313	0.1%
	Other Securities^	1,085,481	1.3%

	Total	1,159,794

Foreign Government (2.2%)
	Other Securities^	1,791,459	2.2%

	Total	1,791,459

Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 7/1/2030[c]	362,337	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 7/1/2045[c]	264,380	0.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
800,000	3.500%, 7/1/2045[c]	824,438	1.0%
550,000	4.000%, 8/1/2045[c]	581,425	0.7%
425,000	4.500%, 8/1/2045[c]	458,801	0.6%

	Total	2,491,381

Technology (0.4%)
	Apple, Inc.
10,000	0.577%, 5/6/2020[d]	9,971	<0.1%
	Other Securities^	312,412	0.4%

	Total	322,383

Transportation (0.2%)
	Other Securities^	130,922	0.2%

	Total	130,922

U.S. Government and Agencies (0.4%)
	Other Securities^	313,584	0.4%

	Total	313,584

Utilities (0.5%)
	Other Securities^	403,776	0.5%

	Total	403,776

	Total Long-Term Fixed Income (cost $12,562,497)	12,553,369

Shares	Mutual Funds (5.4%)
Equity Mutual Funds (3.0%)
5,200	iShares MSCI EAFE Index Fund	330,148	0.4%
2,300	BlackRock Resources & Commodities Strategy Trust	20,976	<0.1%
17,080	Materials Select Sector SPDR Fund	826,501	1.0%
13,473	iShares S&P U.S. Preferred Stock Index Fund	527,738	0.7%
15,490	Utilities Select Sector SPDR Fund	642,215	0.8%
	Other Securities^	91,377	0.1%

	Total	2,438,955

Fixed Income Mutual Funds (2.4%)
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	50,519	0.1%
8,425	iShares J.P. Morgan USD Emerging Markets Bond ETF	926,076	1.1%
	Other Securities^	923,308	1.2%

	Total	1,899,903

	Total Mutual Funds (cost $4,462,388)	4,338,858

Shares or Principal Amount	Short-Term Investments (6.6%)[e]
	Thrivent Cash Management Trust
4,889,884	0.070%[f]	4,889,884	6.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.6%)[e]	Value	% of Net Assets
	Federal Home Loan Mortgage Corporation Discount Notes 0.060% - 0.070%,
300,000	7/6/2015 - 7/20/2015[f]	$299,992	0.4%
	Other Securities^	100,000	0.1%

	Total Short-Term Investments (at amortized cost)	5,289,876

	Total Investments (cost $84,868,408) 103.5%	$83,272,105

	Other Assets and Liabilities, Net (3.5%)	(2,828,508)

	Total Net Assets 100.0%	$80,443,597

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 30, 2015, $299,992 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,546,410
Gross unrealized depreciation	(3,187,348)

Net unrealized appreciation (depreciation)	$(1,640,938)

Cost for federal income tax purposes	$84,913,043

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	545,092	—	471,391	73,701
Capital Goods	381,334	—	381,334	—
Communications Services	2,629,574	—	2,405,360	224,214
Consumer Cyclical	1,405,752	—	1,405,752	—
Consumer Non-Cyclical	1,245,565	—	1,245,565	—
Energy	570,625	—	516,542	54,083
Financials	459,298	—	459,298	—
Technology	697,470	—	697,470	—
Transportation	326,980	—	326,980	—
Utilities	253,973	—	253,973	—
Common Stock
Consumer Discretionary	8,334,132	6,369,936	1,964,196	—
Consumer Staples	2,580,939	1,414,991	1,165,948	—
Energy	3,040,125	2,376,060	664,065	—
Financials	15,993,490	11,301,185	4,692,305	—
Health Care	6,143,050	4,638,344	1,504,706	—
Industrials	5,152,709	3,278,660	1,874,049	—
Information Technology	7,184,299	6,043,655	1,140,644	—
Materials	1,643,300	553,020	1,090,280	—
Telecommunications Services	1,367,886	190,328	1,177,558	—
Utilities	1,134,409	331,991	802,418	—
Long-Term Fixed Income
Asset-Backed Securities	46,104	—	46,104	—
Basic Materials	281,057	—	281,057	—
Capital Goods	312,438	—	312,438	—
Collateralized Mortgage Obligations	2,178,070	—	2,178,070	—
Communications Services	821,258	—	821,258	—
Consumer Cyclical	792,346	—	792,346	—
Consumer Non-Cyclical	769,248	—	769,248	—
Energy	739,549	—	739,549	—
Financials	1,159,794	—	1,159,794	—
Foreign Government	1,791,459	—	1,791,459	—
Mortgage-Backed Securities	2,491,381	—	2,491,381	—
Technology	322,383	—	322,383	—
Transportation	130,922	—	130,922	—
U.S. Government and Agencies	313,584	—	313,584	—
Utilities	403,776	—	403,776	—
Mutual Funds
Equity Mutual Funds	2,438,955	2,438,955	—	—
Fixed Income Mutual Funds	1,899,903	1,899,903	—	—
Short-Term Investments	5,289,876	4,889,884	399,992	—

Total	$83,272,105	$45,726,912	$37,193,195	$351,998

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,869	2,869	—	—
Credit Default Swaps	168	—	168	—

Total Asset Derivatives	$3,037	$2,869	$168	$—

Liability Derivatives
Futures Contracts	26,589	26,589	—	—

Total Liability Derivatives	$26,589	$26,589	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(23)	September 2015	($5,028,304)	($5,035,563)	($7,259)
5-Yr. U.S. Treasury Bond Futures	17	September 2015	2,029,428	2,027,383	(2,045)
10-Yr. U.S. Treasury Bond Futures	(2)	September 2015	(255,213)	(252,344)	2,869
30-Yr. U.S. Treasury Bond Futures	1	September 2015	155,011	150,844	(4,167)
S&P 500 Index Mini-Futures	7	September 2015	732,158	719,040	(13,118)
Total Futures Contracts					($23,720)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$49,500	$168	$168
Total Credit Default Swaps				$168	$168

1	As the buyer of protection, Growth and Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Growth and Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Growth and Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,869
Total Interest Rate Contracts		2,869
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	168
Total Credit Contracts		168

Total Asset Derivatives		$3,037

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	13,471
Total Interest Rate Contracts		13,471
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	13,118
Total Equity Contracts		13,118

Total Liability Derivatives		$26,589

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	207,575
Total Equity Contracts		207,575
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	19,698
Total Interest Rate Contracts		19,698
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	357
Total Credit Contracts		357

Total		$227,630

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(47,214)
Total Interest Rate Contracts		(47,214)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(100,715)
Total Equity Contracts		(100,715)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	168
Total Credit Contracts		168

Total		($147,761)

The following table presents Growth and Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$2,091,597	2.6%	N/A
Interest Rate Contracts	9,521,622	11.7	N/A
Credit Contracts	N/A	N/A	$351

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$8,619,908	$36,328,127	$40,058,151	4,889,884	$4,889,884	$1,985
Total Value and Income Earned	8,619,908				4,889,884	1,985

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value	% of Net Assets
Basic Materials (1.0%)
	Other Securities^	$3,162,457	1.0%

	Total	3,162,457

Capital Goods (0.8%)
	Other Securities^	2,512,132	0.8%

	Total	2,512,132

Communications Services (5.5%)
	Other Securities^	17,452,299	5.5%

	Total	17,452,299

Consumer Cyclical (2.1%)
	Other Securities^	6,816,615	2.1%

	Total	6,816,615

Consumer Non-Cyclical (2.6%)
	Other Securities^	8,169,850	2.6%

	Total	8,169,850

Energy (1.3%)
	Other Securities^	3,992,377	1.3%

	Total	3,992,377

Financials (0.7%)
	Other Securities^	2,383,112	0.7%

	Total	2,383,112

Technology (1.4%)
	Other Securities^	4,359,868	1.4%

	Total	4,359,868

Transportation (0.6%)
	American Airlines, Inc., Term Loan
$ 1,051,275	3.500%, 6/27/2020	1,040,111	0.3%
	Other Securities^	946,276	0.3%

	Total	1,986,387

Utilities (0.4%)
	Other Securities^	1,255,898	0.4%

	Total	1,255,898

	Total Bank Loans (cost $53,352,321)	52,090,995

Shares	Common Stock (47.3%)
Consumer Discretionary (7.5%)
5,290	Amazon.com, Inc.[b]	2,296,336	0.7%
3,380	AutoZone, Inc.[b]	2,254,122	0.7%
47,655	Comcast Corporation	2,865,972	0.9%
17,750	Las Vegas Sands Corporation	933,118	0.3%
41,100	Starbucks Corporation	2,203,577	0.7%
26,700	Target Corporation	2,179,521	0.7%
	Other Securities^	10,947,201	3.5%

	Total	23,679,847

Consumer Staples (2.3%)
14,660	Anheuser-Busch InBev NV ADR	1,769,022	0.6%
19,850	Philip Morris International, Inc.	1,591,375	0.5%
	Other Securities^	3,958,091	1.2%

	Total	7,318,488

Energy (2.7%)
21,900	Cameron International Corporation[b]	1,146,903	0.4%
15,150	EOG Resources, Inc.	1,326,382	0.4%
13,700	EQT Corporation	1,114,358	0.4%
19,700	Total SA ADR[c]	968,649	0.3%
105,690	Weatherford International, Ltd.[b]	1,296,816	0.4%
	Other Securities^	2,776,259	0.8%

	Total	8,629,367

Financials (14.4%)
10,740	Alexandria Real Estate Equities, Inc.	939,320	0.3%
9,500	Allianz SE	1,481,538	0.5%
24,220	Blackstone Group, LP	989,871	0.3%
17,700	Capital One Financial Corporation	1,557,069	0.5%
37,900	Charles Schwab Corporation	1,237,435	0.4%
38,798	Citigroup, Inc.	2,143,202	0.7%
211,800	HSBC Holdings plc	1,896,533	0.6%
35,850	Invesco, Ltd.	1,344,017	0.4%
110,500	KeyCorp	1,659,710	0.5%
25,450	MetLife, Inc.	1,424,945	0.5%
8,403	Simon Property Group, Inc.	1,453,887	0.5%
	Other Securities^	29,482,352	9.2%

	Total	45,609,879

Health Care (5.5%)
54,310	Abbott Laboratories	2,665,535	0.8%
6,960	Alexion Pharmaceuticals, Inc.[b]	1,258,159	0.4%
7,990	Amgen, Inc.	1,226,625	0.4%
13,750	Cerner Corporation[b]	949,575	0.3%
27,590	Merck & Company, Inc.	1,570,699	0.5%
63,170	Pfizer, Inc.	2,118,090	0.7%
	Other Securities^	7,661,583	2.4%

	Total	17,450,266

Industrials (4.7%)
8,450	FedEx Corporation	1,439,880	0.5%
18,000	Illinois Tool Works, Inc.	1,652,220	0.5%
25,910	Ingersoll-Rand plc	1,746,852	0.6%
13,270	Union Pacific Corporation	1,265,560	0.4%
	Other Securities^	8,598,965	2.7%

	Total	14,703,477

Information Technology (6.5%)
20,210	Apple, Inc.	2,534,839	0.8%
40,900	EMC Corporation	1,079,351	0.3%
24,610	Facebook, Inc.[b]	2,110,677	0.7%
2,890	Google, Inc., Class Ab	1,560,716	0.5%
2,305	Google, Inc., Class Cb	1,199,776	0.4%
13,500	MasterCard, Inc.	1,261,980	0.4%
3,000	Samsung Electronics Company, Ltd. GDR	1,711,500	0.5%
	Other Securities^	9,173,077	2.9%

	Total	20,631,916

Materials (1.5%)
	Other Securities^	4,726,361	1.5%

	Total	4,726,361

Telecommunications Services (1.2%)
	Other Securities^	3,812,256	1.2%

	Total	3 ,812,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (47.3%)	Value	% of Net Assets
Utilities (1.0%)
	Other Securities^	$3,177,010	1.0%

	Total	3,177,010

	Total Common Stock (cost $140,443,955)	149,738,867

Principal Amount	Long-Term Fixed Income (26.8%)
Asset-Backed Securities (1.3%)
	Other Securities^	4,093,129	1.3%

	Total	4,093,129

Basic Materials (0.4%)
	Other Securities^	1,296,523	0.4%

	Total	1,296,523

Capital Goods (0.5%)
	Other Securities^	1,654,741	0.5%

	Total	1,654,741

Collateralized Mortgage Obligations (3.9%)
	Other Securities^	12,368,160	3.9%

	Total	12,368,160

Communications Services (1.4%)
	Other Securities^	4,401,339	1.4%

	Total	4,401,339

Consumer Cyclical (1.3%)
	Other Securities^	4,206,346	1.3%

	Total	4,206,346

Consumer Non-Cyclical (1.4%)
	Other Securities^	4,299,188	1.4%

	Total	4,299,188

Energy (1.3%)
	Other Securities^	3,984,408	1.3%

	Total	3,984,408

Financials (3.5%)
	Citigroup, Inc.
$365,000	1.850% - 8.500%, 2/15/2017 - 5/22/2019	389,259	0.2%
	Other Securities^	10,910,554	3.3%

	Total	11,299,813

Foreign Government (4.9%)
	Russian Government International Bond
1,000,000	5.000%, 4/29/2020[d]	1,026,300	0.3%
	Other Securities^	14,402,817	4.6%

	Total	15,429,117

Mortgage-Backed Securities (4.6%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
800,000	3.500%, 7/1/2030[e]	843,712	0.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,025,000	3.500%, 7/1/2045[e]	5,178,498	1.7%
3,775,000	4.000%, 8/1/2045[e]	3,990,691	1.3%
2,600,000	4.500%, 8/1/2045[e]	2,806,781	0.9%
	Other Securities^	1,627,462	0.4%

	Total	14,447,144

Technology (0.6%)
	Other Securities^	1,967,893	0.6%

	Total	1,967,893

Transportation (0.3%)
	Other Securities^	959,946	0.3%

	Total	959,946

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
1,540,000	1.875%, 6/30/2020	1,557,806	0.5%

	Total	1,557,806

Utilities (0.9%)
	Other Securities^	2,914,977	0.9%

	Total	2,914,977

	Total Long-Term Fixed Income (cost $85,924,664)	84,880,530

Shares	Mutual Funds (3.6%)
Equity Mutual Funds (1.7%)
49,300	Materials Select Sector SPDR Fund	2,385,627	0.8%
44,750	Utilities Select Sector SPDR Fund	1,855,335	0.6%
	Other Securities^	1,226,130	0.3%

	Total	5,467,092

Fixed Income Mutual Funds (1.9%)
15,880	iShares J.P. Morgan USD Emerging Markets Bond ETF[c]	1,745,530	0.6%
	Other Securities^	4,217,027	1.3%

	Total	5,962,557

	Total Mutual Funds (cost $11,394,647)	11,429,649

	Preferred Stock (1.8%)
Financials (1.5%)
25,915	Citigroup, Inc., 6.875%[f]	690,894	0.2%
	Other Securities^	4,140,710	1.3%

	Total	4,831,604

Materials (0.1%)
	Other Securities^	335,232	0.1%

	Total	335,232

Utilities (0.2%)
	Other Securities^	484,500	0.2%

	Total	484,500

	Total Preferred Stock (cost $5,503,410)	5,651,336

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (2.0%)	Value	% of Net Assets
6,207,658	Thrivent Cash Management Trust	$6,207,658	2.0%

	Total Collateral Held for Securities Loaned (cost $6,207,658)	6,207,658

Shares or Principal Amount	Short-Term Investments (8.9%)[g]
	Thrivent Cash Management Trust
27,564,210	0.070%	27,564,210	8.7%
	Other Securities*	599,959	0.2%

	Total Short-Term Investments (at amortized cost)	28,164,169

	Total Investments (cost $330,990,824) 106.8%	$338,163,204

	Other Assets and Liabilities, Net (6.8%)	(21,651,780)

	Total Net Assets 100.0%	$316,511,424

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	All or a portion of the security is on loan.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $17,245,868 or 5.4% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$330,186
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	658,158
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	312,468
Wachovia Asset Securitization, Inc. 7/25/2037	3/16/2007	558,229

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,121,689
Gross unrealized depreciation	(9,603,196)

Net unrealized appreciation (depreciation)	$6,518,493

Cost for federal income tax purposes	$331,644,711

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,162,457	—	3,162,457	—
Capital Goods	2,512,132	—	2,512,132	—
Communications Services	17,452,299	—	15,724,176	1,728,123
Consumer Cyclical	6,816,615	—	6,816,615	—
Consumer Non-Cyclical	8,169,850	—	8,169,850	—
Energy	3,992,377	—	3,582,248	410,129
Financials	2,383,112	—	2,383,112	—
Technology	4,359,868	—	4,359,868	—
Transportation	1,986,387	—	1,986,387	—
Utilities	1,255,898	—	1,255,898	—
Common Stock
Consumer Discretionary	23,679,847	18,206,046	5,473,801	—
Consumer Staples	7,318,488	4,052,612	3,265,876	—
Energy	8,629,367	6,809,936	1,819,431	—
Financials	45,609,879	32,170,548	13,439,331	—
Health Care	17,450,266	13,256,121	4,194,145	—
Industrials	14,703,477	9,318,385	5,385,092	—
Information Technology	20,631,916	17,453,366	3,178,550	—
Materials	4,726,361	1,505,198	3,221,163	—
Telecommunications Services	3,812,256	544,235	3,268,021	—
Utilities	3,177,010	938,732	2,238,278	—
Long-Term Fixed Income
Asset-Backed Securities	4,093,129	—	4,093,129	—
Basic Materials	1,296,523	—	1,296,523	—
Capital Goods	1,654,741	—	1,654,741	—
Collateralized Mortgage Obligations	12,368,160	—	12,368,160	—
Communications Services	4,401,339	—	4,401,339	—
Consumer Cyclical	4,206,346	—	4,206,346	—
Consumer Non-Cyclical	4,299,188	—	4,299,188	—
Energy	3,984,408	—	3,984,408	—
Financials^	11,299,813	—	11,299,813	0
Foreign Government	15,429,117	—	15,429,117	—
Mortgage-Backed Securities	14,447,144	—	14,447,144	—
Technology	1,967,893	—	1,967,893	—
Transportation	959,946	—	959,946	—
U.S. Government and Agencies	1,557,806	—	1,557,806	—
Utilities	2,914,977	—	2,914,977	—
Mutual Funds
Equity Mutual Funds	5,467,092	5,467,092	—	—
Fixed Income Mutual Funds	5,962,557	5,962,557	—	—
Preferred Stock
Financials	4,831,604	3,150,299	1,681,305	—
Materials	335,232	335,232	—	—
Utilities	484,500	—	484,500	—
Collateral Held for Securities Loaned	6,207,658	6,207,658	—	—
Short-Term Investments	28,164,169	27,564,210	599,959	—

Total	$338,163,204	$152,942,227	$183,082,725	$2,138,252

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	32,347	32,347	—	—
Credit Default Swaps	2,523	—	2,523	—

Total Asset Derivatives	$34,870	$32,347	$2,523	$—

Liability Derivatives
Futures Contracts	153,091	153,091	—	—

Total Liability Derivatives	$153,091	$153,091	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(144)	September 2015	($31,481,554)	($31,527,000)	($45,446)
5-Yr. U.S. Treasury Bond Futures	145	September 2015	17,309,825	17,292,383	(17,442)
10-Yr. U.S. Treasury Bond Futures	(52)	September 2015	(6,593,285)	(6,560,938)	32,347
30-Yr. U.S. Treasury Bond Futures	4	September 2015	620,043	603,374	(16,669)
S&P 500 Index Mini-Futures	18	September 2015	1,887,418	1,848,960	(38,458)
Ultra Long Term U.S. Treasury Bond Futures	7	September 2015	1,113,514	1,078,438	(35,076)
Total Futures Contracts					($120,744)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$742,500	$2,523	$2,523
Total Credit Default Swaps				$2,523	$2,523

1	As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$32,347
Total Interest Rate Contracts		32,347
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	2,523
Total Credit Contracts		2,523

Total Asset Derivatives		$34,870

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	114,633
Total Interest Rate Contracts		114,633
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	38,458
Total Equity Contracts		38,458

Total Liability Derivatives		$153,091

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	132,251
Total Equity Contracts		132,251
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	113,846
Total Interest Rate Contracts		113,846
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	5,355
Total Credit Contracts		5,355

Total		$251,452

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(302,598)
Total Interest Rate Contracts		(302,598)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(142,161)
Total Equity Contracts		(142,161)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	2,523
Total Credit Contracts		2,523

Total		($442,236)

The following table presents Balanced Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$1,648,333	0.5%	N/A
Interest Rate Contracts	68,139,117	21.7	N/A
Credit Contracts	N/A	N/A	$5,268

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$6,533,365	$27,525,369	$27,851,076	6,207,658	$6,207,658	$16,706
Cash Management Trust-Short Term Investment	28,196,804	79,528,140	80,160,734	27,564,210	27,564,210	8,037
Total Value and Income Earned	34,730,169				33,771,868	24,743

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (12.7%)[a]	Value	% of Net Assets
Basic Materials (1.0%)
	Tronox Pigments BV, Term Loan
$ 1,290,912	4.250%, 3/19/2020	$1,290,112	0.3%
	Other Securities^	3,256,802	0.7%

	Total	4,546,914

Capital Goods (0.5%)
	Other Securities^	2,269,875	0.5%

	Total	2,269,875

Communications Services (4.0%)
	Other Securities^	18,992,438	4.0%

	Total	18,992,438

Consumer Cyclical (2.1%)
	Other Securities^	9,982,729	2.1%

	Total	9,982,729

Consumer Non-Cyclical (1.7%)
	Other Securities^	8,080,346	1.7%

	Total	8,080,346

Energy (0.9%)
	Other Securities^	4,105,326	0.9%

	Total	4,105,326

Financials (0.7%)
	Other Securities^	3,374,378	0.7%

	Total	3,374,378

Technology (1.0%)
	Other Securities^	4,719,349	1.0%

	Total	4,719,349

Transportation (0.5%)
	Other Securities^	2,492,544	0.5%

	Total	2,492,544

Utilities (0.3%)
	Other Securities^	1,319,938	0.3%

	Total	1,319,938

	Total Bank Loans (cost $61,069,328)	59,883,837

	Long-Term Fixed Income (43.2%)
Asset-Backed Securities (3.1%)
	J.P. Morgan Mortgage Trust
1,408,436	2.740%, 2/25/2036	1,270,521	0.3%
	U.S. Residential Opportunity Fund III Trust
1,249,873	3.721%, 1/27/2035*	1,250,125	0.3%
	Other Securities^	11,846,237	2.5%

	Total	14,366,883

Basic Materials (0.7%)
	Other Securities^	3,251,899	0.7%

	Total	3,251,899

Capital Goods (0.8%)
	Other Securities^	3,925,094	0.8%

	Total	3,925,094

Collateralized Mortgage Obligations (14.5%)
	Alternative Loan Trust
1,516,954	5.500%, 5/25/2035	1,525,361	0.3%
	Bayview Opportunity Master Fund IIIb NPL Trust
1,300,000	3.721%, 7/28/2035[b,c]	1,300,000	0.3%
	Countrywide Alternative Loan Trust
1,875,459	0.587% - 5.071%, 2/25/2035 - 10/25/2035[d]	1,684,458	0.4%
	Countrywide Home Loan Mortgage Pass Through Trust
1,786,150	2.458% - 4.866%, 11/25/2035 - 2/20/2036	1,528,528	0.3%
	Federal National Mortgage Association
3,088,069	3.500%, 1/25/2033[e]	396,136	0.1%
	GMAC Mortgage Corporation Loan Trust
1,522,611	3.174%, 5/25/2035	1,456,048	0.3%
	HarborView Mortgage Loan Trust
1,641,500	2.670%, 7/19/2035	1,464,307	0.3%
	Wells Fargo Mortgage Backed Securities Trust
1,457,379	2.683%, 7/25/2036	1,424,090	0.3%
	Other Securities^	57,522,707	12.2%

	Total	68,301,635

Commercial Mortgage-Backed Securities (0.1%)
	Other Securities^	697,223	0.1%

	Total	697,223

Communications Services (2.4%)
	Other Securities^	11,169,681	2.4%

	Total	11,169,681

Consumer Cyclical (1.6%)
	Other Securities^	7,568,926	1.6%

	Total	7,568,926

Consumer Non-Cyclical (2.0%)
	Other Securities^	9,518,445	2.0%

	Total	9,518,445

Energy (2.0%)
	Other Securities^	9,567,133	2.0%

	Total	9,567,133

Financials (7.9%)
	Bank of America Corporation
312,000	5.650% - 8.000%, 5/2/2017 - 12/29/2049[f]	333,632	0.1%
	Capital One Financial Corporation
2,000,000	5.550%, 12/29/2049[f]	1,982,500	0.4%
	HSBC Holdings plc
1,420,000	5.625% - 6.375%, 3/29/2049 - 12/29/2049[f]	1,424,744	0.4%
	ILFC E-Capital Trust II
1,575,000	6.250%, 12/21/2065[b,d]	1,543,500	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value	% of Net Assets
Financials (7.9%) - continued
	Other Securities^	$32,106,324	6.7%

	Total	37,390,700

Foreign Government (2.5%)
	Other Securities^	11,461,151	2.5%

	Total	11,461,151

Mortgage-Backed Securities (2.2%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$ 1,500,000	3.500%, 7/1/2045[g]	1,545,820	0.3%
8,650,000	4.000%, 8/1/2045[g]	9,144,232	1.9%

	Total	10,690,052

Technology (1.1%)
	Other Securities^	5,146,235	1.1%

	Total	5,146,235

Transportation (0.3%)
	Other Securities^	1,563,134	0.3%

	Total	1,563,134

U.S. Government and Agencies (0.3%)
	Other Securities^	1,122,834	0.3%

	Total	1,122,834

Utilities (1.7%)
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[b,f]	1,241,550	0.3%
	Southern California Edison Company
1,700,000	6.250%, 8/1/2049[f]	1,876,800	0.4%
	Other Securities^	4,869,825	1.0%

	Total	7,988,175

	Total Long-Term Fixed Income (cost $200,047,431)	203,729,200

Shares	Common Stock (29.2%)
Consumer Discretionary (4.3%)
4,520	Amazon.com, Inc.[h]	1,962,087	0.4%
2,960	AutoZone, Inc.[h]	1,974,024	0.4%
40,724	Comcast Corporation	2,449,141	0.5%
35,040	Starbucks Corporation	1,878,670	0.4%
22,790	Target Corporation	1,860,348	0.4%
	Other Securities^	10,315,414	2.2%

	Total	20,439,684

Consumer Staples (1.3%)
12,571	Anheuser-Busch InBev NV ADR	1,516,943	0.3%
16,940	Philip Morris International, Inc.	1,358,080	0.3%
	Other Securities^	3,430,352	0.7%

	Total	6,305,375

Energy (1.6%)
	Other Securities^	7,436,236	1.6%

	Total	7,436,236

Financials (10.2%)
8,300	Allianz SE	1,294,397	0.3%
200,000	Apollo Investment Corporation	1,416,000	0.3%
115,400	Ares Capital Corporation	1,899,484	0.4%
15,070	Capital One Financial Corporation	1,325,708	0.3%
33,180	Citigroup, Inc.	1,832,863	0.4%
120,000	Golub Capital BDC, Inc.	1,987,200	0.4%
184,567	HSBC Holdings plc	1,652,679	0.4%
94,480	KeyCorp	1,419,090	0.3%
93,000	Solar Capital, Ltd.	1,674,000	0.4%
232,750	Two Harbors Investment Corporation	2,266,985	0.5%
	Other Securities^	31,090,182	6.5%

	Total	47,858,588

Health Care (3.2%)
46,460	Abbott Laboratories	2,280,257	0.5%
23,550	Merck & Company, Inc.	1,340,701	0.3%
53,968	Pfizer, Inc.	1,809,547	0.4%
	Other Securities^	9,620,585	2.0%

	Total	15,051,090

Industrials (2.7%)
15,406	Illinois Tool Works, Inc.	1,414,117	0.3%
22,180	Ingersoll-Rand plc	1,495,376	0.3%
	Other Securities^	9,842,832	2.1%

	Total	12,752,325

Information Technology (3.7%)
17,250	Apple, Inc.	2,163,581	0.5%
21,080	Facebook, Inc.[h]	1,807,926	0.4%
2,410	Google, Inc., Class Ah	1,301,496	0.3%
2,500	Samsung Electronics Company, Ltd. GDR	1,426,250	0.3%
	Other Securities^	10,986,581	2.2%

	Total	17,685,834

Materials (0.9%)
	Other Securities^	4,113,147	0.9%

	Total	4,113,147

Telecommunications Services (0.7%)
	Other Securities^	3,296,727	0.7%

	Total	3,296,727

Utilities (0.6%)
	Other Securities^	2,745,699	0.6%

	Total	2,745,699

	Total Common Stock (cost $140,980,657)	137,684,705

	Preferred Stock (4.2%)
Financials (3.9%)
800	Bank of America Corporation, Convertible, 7.250%[f]	889,600	0.2%
13,380	Cobank ACB, 6.250%[f]	1,371,869	0.3%
16,000	Countrywide Capital V, 7.000%	412,000	0.1%
53,200	GMAC Capital Trust I, 8.125%	1,382,136	0.3%
50,800	Goldman Sachs Group, Inc., 5.500%[f]	1,245,616	0.3%
48,000	HSBC USA, Inc., 6.500%[f]	1,214,880	0.3%
57,000	RBS Capital Funding Trust V, 5.900%[f]	1,381,110	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Preferred Stock (4.2%)	Value	% of Net Assets
Financials (3.9%) - continued
1,125	Wells Fargo & Company, Convertible, 7.500%[f]	$1,321,875	0.3%
	Other Securities^	9,275,864	1.8%

	Total	18,494,950

Materials (0.3%)
	Other Securities^	1,300,108	0.3%

	Total	1,300,108

Utilities (<0.1%)
	Other Securities^	132,733	<0.1%

	Total	132,733

	Total Preferred Stock (cost $19,841,880)	19,927,791

	Mutual Funds (3.7%)
Equity Mutual Funds (2.3%)
38,220	Utilities Select Sector SPDR Fund	1,584,601	0.3%
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,057,590	0.2%
6,200	iShares MSCI EAFE Index Fund	393,638	0.1%
256,500	Alerian MLP ETF	3,991,140	0.9%
42,140	Materials Select Sector SPDR Fund	2,039,155	0.4%
25,000	Vanguard High Dividend Yield ETF	1,683,000	0.4%

	Total	10,749,124

Fixed Income Mutual Funds (1.4%)
7,950	iShares J.P. Morgan USD Emerging Markets Bond ETF	873,864	0.2%
9,100	iShares Intermediate Credit Bond ETF	990,626	0.2%
43,610	Vanguard Short-Term Corporate Bond ETF	3,470,484	0.7%
114,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,206,120	0.3%

	Total	6,541,094

	Total Mutual Funds (cost $17,681,395)	17,290,218

	Collateral Held for Securities Loaned (0.3%)
1,140,295	Thrivent Cash Management Trust	1,140,295	0.3%

	Total Collateral Held for Securities Loaned (cost $1,140,295)	1,140,295

Shares or Principal Amount	Short-Term Investments (9.7%)[i] Trust
	Thrivent Cash Management Trust
44,070,715	0.070%	44,070,715	9.4%

	Short-Term Investments (9.7%)
	Other Securities^	$1,599,800	0.3%

	Total Short-Term Investments (at amortized cost)	45,670,515

	Total Investments (cost $486,431,501) 103.0%	$485,326,561

	Other Assets and Liabilities, Net (3.0%)	(13,932,544)

	Total Net Assets 100.0%	$471,394,017

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $48,183,163 or 10.2% of total net assets.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2015	$839,030
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	839,610
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	733,747
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	613,816
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,058,770
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,249,873
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	599,457
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,140,665

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

ETF -	Exchange Traded Fund.

GDR -	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,391,803
Gross unrealized depreciation	(12,597,159)

Net unrealized appreciation (depreciation)	$(1,205,356)

Cost for federal income tax purposes	$486,531,917

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,546,914	—	3,957,301	589,613
Capital Goods	2,269,875	—	2,269,875	—
Communications Services	18,992,438	—	17,381,560	1,610,878
Consumer Cyclical	9,982,729	—	9,982,729	—
Consumer Non-Cyclical	8,080,346	—	7,569,078	511,268
Energy	4,105,326	—	3,708,717	396,609
Financials	3,374,378	—	3,374,378	—
Technology	4,719,349	—	4,719,349	—
Transportation	2,492,544	—	2,492,544	—
Utilities	1,319,938	—	1,319,938	—
Long-Term Fixed Income
Asset-Backed Securities	14,366,883	—	14,366,883	—
Basic Materials	3,251,899	—	3,251,899	—
Capital Goods	3,925,094	—	3,925,094	—
Collateralized Mortgage Obligations	68,301,635	—	68,301,635	—
Commercial Mortgage-Backed Securities	697,223	—	697,223	—
Communications Services	11,169,681	—	11,169,681	—
Consumer Cyclical	7,568,926	—	7,568,926	—
Consumer Non-Cyclical	9,518,445	—	9,518,445	—
Energy	9,567,133	—	9,567,133	—
Financials	37,390,700	—	37,390,700	—
Foreign Government	11,461,151	—	11,461,151	—
Mortgage-Backed Securities	10,690,052	—	10,690,052	—
Technology	5,146,235	—	5,146,235	—
Transportation	1,563,134	—	1,563,134	—
U.S. Government and Agencies	1,122,834	—	1,122,834	—
Utilities	7,988,175	—	7,988,175	—
Common Stock
Consumer Discretionary	20,439,684	15,688,157	4,751,527	—
Consumer Staples	6,305,375	3,467,873	2,837,502	—
Energy	7,436,236	5,840,236	1,596,000	—
Financials	47,858,588	36,152,352	11,706,236	—
Health Care	15,051,090	11,375,292	3,675,798	—
Industrials	12,752,325	8,039,321	4,713,004	—
Information Technology	17,685,834	14,914,574	2,771,260	—
Materials	4,113,147	1,327,027	2,786,120	—
Telecommunications Services	3,296,727	457,044	2,839,683	—
Utilities	2,745,699	797,706	1,947,993	—
Preferred Stock
Financials	18,494,950	15,888,097	2,606,853	—
Materials	1,300,108	1,300,108	—	—
Utilities	132,733	—	132,733	—
Mutual Funds
Equity Mutual Funds	10,749,124	10,749,124	—	—
Fixed Income Mutual Funds	6,541,094	6,541,094	—	—
Collateral Held for Securities Loaned	1,140,295	1,140,295	—	—
Short-Term Investments	45,670,515	44,070,715	1,599,800	—

Total	$485,326,561	$177,749,015	$304,469,178	$3,108,368

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	410,972	410,972	—	—

Total Asset Derivatives	$410,972	$410,972	$—	$—

Liability Derivatives
Futures Contracts	265,378	265,378	—	—

Total Liability Derivatives	$265,378	$265,378	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(196)	September 2015	($42,849,892)	($42,911,749)	($61,857)
5-Yr. U.S. Treasury Bond Futures	475	September 2015	56,704,598	56,647,460	(57,138)
10-Yr. U.S. Treasury Bond Futures	(156)	September 2015	(19,860,709)	(19,682,813)	177,896
30-Yr. U.S. Treasury Bond Futures	(7)	September 2015	(1,089,135)	(1,055,907)	33,228
Mini MSCI EAFE Index Futures	2	September 2015	189,359	183,401	(5,958)
Russell 2000 Index Mini-Futures	(60)	September 2015	(7,553,614)	(7,502,400)	51,214
S&P 500 Index Futures	(28)	September 2015	(14,529,434)	(14,380,800)	148,634
S&P 500 Index Mini-Futures	61	September 2015	6,401,334	6,265,920	(135,414)
Ultra Long Term U.S. Treasury Bond Futures	1	September 2015	159,073	154,062	(5,011)
Total Futures Contracts					$145,594

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$211,124
Total Interest Rate Contracts		211,124
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	199,848
Total Equity Contracts		199,848

Total Asset Derivatives		$410,972

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	124,006
Total Interest Rate Contracts		124,006
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	141,372
Total Equity Contracts		141,372

Total Liability Derivatives		$265,378

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(190,290)
Total Equity Contracts		(190,290)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	676,205
Total Interest Rate Contracts		676,205

Total		$485,915

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(242,004)
Total Interest Rate Contracts		(242,004)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(61,346)
Total Equity Contracts		(61,346)

Total		($303,350)

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$20,682,371	4.5%
Interest Rate Contracts	116,007,773	25.4

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust- Collateral Investment	$2,146,445	$14,635,627	$15,641,777	1,140,295	$1,140,295	$31,269
Cash Management Trust- Short Term Investment	46,646,332	145,367,211	147,942,828	44,070,715	44,070,715	13,228
Total Value and Income Earned	48,792,777				45,211,010	44,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value	% of Net Assets
Basic Materials (2.1%)
	Alpha Natural Resources, Inc., Term Loan
$ 432,608	3.500%, 5/22/2020	$309,946	0.4%
	NewPage Corporation, Term Loan
411,303	9.500%, 2/11/2021	329,865	0.4%
	Tronox Pigments BV, Term Loan
480,546	4.250%, 3/19/2020[b,c]	480,248	0.5%
	Other Securities^	714,397	0.8%

	Total	1,834,456

Capital Goods (0.9%)
	Other Securities^	764,608	0.9%

	Total	764,608

Communications Services (10.2%)
	Birch Communication, Inc., Term Loan
655,781	7.750%, 7/17/2020	655,781	0.7%
	Cengage Learning Acquisitions, Term Loan
697,438	7.000%, 3/31/2020	697,438	0.8%
	IMG Worldwide, Inc., Term Loan
1,480,948	5.250%, 5/6/2021[b,c]	1,476,505	1.7%
	Integra Telecom Holdings, Inc., Term Loan
294,787	5.250%, 8/14/2020	292,503	0.3%
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,000	0.3%
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
300,000	4.500%, 1/7/2022	299,001	0.3%
	SBA Senior Finance II, LLC, Term Loan
742,500	3.250%, 3/24/2021	734,741	0.8%
220,000	3.250%, 6/10/2022	217,389	0.2%
	XO Communications, LLC, Term Loan
691,250	4.250%, 3/20/2021	689,667	0.8%
	Other Securities^	3,622,511	4.3%

	Total	8,965,536

Consumer Cyclical (3.6%)
	Amaya Gaming Group, Inc., Term Loan
357,300	5.000%, 8/1/2021	356,675	0.4%
	Marina District Finance Company, Inc., Term Loan
290,986	6.500%, 8/15/2018	293,351	0.3%
	Mohegan Tribal Gaming Authority, Term Loan
738,750	5.500%, 11/19/2019	734,480	0.8%
	Other Securities^	1,745,186	2.1%

	Total	3,129,692

Consumer Non-Cyclical (4.8%)
	Endo Luxembourg Finance I Co Sarl, Term Loan
365,000	0.000%, 6/24/2022[b,c]	365,686	0.4%
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,313,587	1.5%
	LTF Merger Sub, Inc., Term Loan
815,000	0.000%, 6/10/2022[b,c]	808,480	0.9%
	Ortho-Clinical Diagnostics, Inc., Term Loan
480,303	4.750%, 6/30/2021[b,c]	470,356	0.5%
	Other Securities^	1,300,928	1.5%

	Total	4,259,037

Energy (1.4%)
	Exgen Renewables I, LLC, Term Loan
290,049	5.250%, 2/6/2021	292,949	0.3%
	Other Securities^	979,553	1.1%

	Total	1,272,502

Financials (2.4%)
	TransUnion, LLC, Term Loan
1,357,812	3.750%, 4/9/2021	1,344,872	1.5%
	Other Securities^	725,589	0.9%

	Total	2,070,461

Technology (2.9%)
	Avago Technologies, Ltd., Term Loan
538,136	3.750%, 5/6/2021	538,614	0.6%
	Infor US, Inc., Term Loan
338,048	3.750%, 6/3/2020	333,119	0.4%
	Merrill Communications, LLC, Term Loan
585,000	6.250%, 6/1/2022	582,075	0.7%
	Other Securities^	1,106,842	1.2%

	Total	2,560,650

Transportation (1.3%)
	American Airlines, Inc., Term Loan
496,162	3.500%, 6/27/2020	490,893	0.6%
	OSG Bulk Ships, Inc., Term Loan
643,500	5.250%, 8/5/2019	643,101	0.7%

	Total	1,133,994

Utilities (1.1%)
	Calpine Corporation, Term Loan
738,750	4.000%, 10/31/2020	737,302	0.8%
	Other Securities^	238,967	0.3%

	Total	976,269

	Total Bank Loans (cost $27,500,735)	26,967,205

	Long-Term Fixed Income (56.3%)
Asset-Backed Securities (3.6%)
	First Horizon ABS Trust
356,972	0.347%, 10/25/2034[d,e]	318,069	0.4%
	GMAC Mortgage Corporation Loan Trust
512,388	0.365%, 8/25/2035[d,e]	470,367	0.6%
	Wachovia Asset Securitization, Inc.
372,153	0.327%, 7/25/2037*,d,e	332,803	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value	% of Net Assets
Asset-Backed Securities (3.6%) - continued
	Other Securities^	$2,003,261	2.2%

	Total	3,124,500

Basic Materials (0.8%)
	Other Securities^	698,324	0.8%

	Total	698,324

Capital Goods (1.4%)
	Other Securities^	1,252,834	1.4%

	Total	1,252,834

Collateralized Mortgage Obligations (7.5%)
	Alternative Loan Trust
$ 125,032	5.500%, 5/25/2035	125,725	0.1%
	Countrywide Alternative Loan Trust
364,678	5.500% - 5.750%, 8/25/2035 - 10/25/2035	348,219	0.4%
	MLCC Mortgage Investors, Inc.
156,170	0.847%, 8/25/2029[e]	155,446	0.2%
	Structured Asset Mortgage Investments, Inc.
404,504	0.497%, 12/25/2035[e]	308,036	0.3%
	Other Securities^	5,665,468	6.5%

	Total	6,602,894

Commercial Mortgage-Backed Securities (<0.1%)
	Other Securities^	4,879	<0.1%

	Total	4,879

Communications Services (3.0%)
	Other Securities^	2,610,844	3.0%

	Total	2,610,844

Consumer Cyclical (2.5%)
	Other Securities^	2,160,470	2.5%

	Total	2,160,470

Consumer Non-Cyclical (3.0%)
	Other Securities^	2,634,421	3.0%

	Total	2,634,421

Energy (2.3%)
	Petrobras International Finance Company
215,000	5.750%, 1/20/2020	213,031	0.3%
	Petroleos Mexicanos
280,000	5.625%, 1/23/2046[f]	261,436	0.3%
	Other Securities^	1,571,113	1.7%

	Total	2,045,580

Financials (4.3%)
	Bank of America Corporation
213,000	1.351% - 8.000%, 5/2/2017 - 12/29/2049[e,g]	220,249	0.4%
	Other Securities^	3,519,962	3.9%

	Total	3,740,211

Foreign Government (9.0%)
	Brazil Government International Bond
440,000	2.625%, 1/5/2023	390,500	0.4%
375,000	5.000%, 1/27/2045	324,375	0.4%
140,000	4.875%, 1/22/2021	146,300	0.2%
	Costa Rica Government International Bond
350,000	7.158%, 3/12/2045[f]	341,250	0.4%
	Hungary Government International Bond
286,000	5.750%, 11/22/2023	316,745	0.4%
360,000	5.375%, 3/25/2024	390,150	0.4%
	Indonesia Government International Bond
375,000	5.125%, 1/15/2045[f]	357,656	0.4%
	Mexico Government International Bond
1,040,000	3.600% - 4.750%, 3/15/2022 -1/23/2046	1,015,885	1.1%
	Russian Government International Bond
600,000	5.000%, 4/29/2020[f]	615,780	0.7%
360,000	4.875%, 9/16/2023[f]	356,040	0.4%
	Turkey Government International Bond
400,000	7.000%, 6/5/2020	456,586	0.5%
295,000	5.125%, 3/25/2022	309,012	0.4%
432,000	4.250% - 4.875%, 4/14/2026 - 4/16/2043	405,544	0.5%
	Other Securities^	2,504,410	2.8%

	Total	7,930,233

Mortgage-Backed Securities (14.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
550,000	3.000%, 7/1/2030[c]	569,387	0.6%
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
40,266	5.500%, 9/1/2024	45,075	0.1%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 7/1/2045[c]	793,140	0.9%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
250,000	3.500%, 8/1/2029[c]	263,172	0.3%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
500,000	3.500%, 7/1/2030[c]	527,320	0.6%
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
302,820	6.000%, 8/1/2024	343,553	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,525,000	3.500%, 7/1/2045[c]	4,663,225	5.3%
3,100,000	4.000%, 8/1/2045[c]	3,277,124	3.7%
2,000,000	4.500%, 8/1/2045[c]	2,159,062	2.5%

	Total	12,641,058

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value	% of Net Assets
Technology (1.4%)
	Other Securities^	$1,258,478	1.4%

	Total	1,258,478

Transportation (0.6%)
	Other Securities^	505,135	0.6%

	Total	505,135

U.S. Government and Agencies (0.9%)
	U.S. Treasury Notes
$ 780,000	1.875%, 6/30/2020	789,018	0.9%

	Total	789,018

Utilities (1.6%)
	Calpine Corporation
220,000	5.375% - 6.000%, 1/15/2022 - l/15/2023[f]	223,650	0.2%
	Other Securities^	1,178,000	1.4%

	Total	1,401,650

	Total Long-Term Fixed Income (cost $49,529,863)	49,400,529

Shares	Mutual Funds (5.7%)
Equity Mutual Funds (0.4%)
7,200	BlackRock Resources & Commodities Strategy Trust	65,664	0.1%
	Other Securities^	273,162	0.3%

	Total	338,826

Fixed Income Mutual Funds (5.3%)
19,685	Vanguard Short-Term Corporate Bond ETF	1,566,532	1.8%
14,325	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,574,604	1.8%
14,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	156,584	0.2%
	Other Securities^	1,365,153	1.5%

	Total	4,662,873

	Total Mutual Funds (cost $5,217,794)	5,001,699

	Preferred Stock (1.1%)
Financials (1.0%)
52	Bank of America Corporation, Convertible, 7.250%[g]	57,824	0.1%
	Other Securities^	815,049	0.9%

	Total	872,873

Materials (<0.1%)
	Other Securities^	59,713	<0.1%

	Total	59,713

Utilities (0.1%)
	Other Securities^	87,311	0.1%

	Total	87,311

	Total Preferred Stock (cost $993,487)	1,019,897

	Common Stock (0.6%)
Financials (0.6%)
	Other Securities^	523,434	0.6%

	Total	523,434

	Total Common Stock (cost $528,275)	523,434

Shares or Principal Amount	Short-Term Investments (21.3%)[h]
	Thrivent Cash Management Trust
18,341,873	0.070%[i,j]	18,341,873	20.9%
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.060% - 0.070%, 7/6/2015 - 7/13/2015[i]	199,997	0.2%
	U.S. Treasury Bills
200,000	0.000%, 8/20/2015[j]	199,997	0.2%

	Total Short-Term Investments (at amortized cost)	18,741,867

	Total Investments (cost $102,512,021) 115.7%	$101,654,631

	Other Assets and Liabilities, Net (15.7%)	(13,790,221)

	Total Net Assets 100.0%	$87,864,410

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $10,595,144 or 12.1% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At June 30, 2015, $199,997 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At June 30, 2015, $25,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	$87,688
CAM Mortgage, LLC, 7/15/2064	6/24/2015	200,000
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	173,059
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	372,153

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$742,375
Gross unrealized depreciation	(1,588,889)

Net unrealized appreciation (depreciation)	$(846,514)

Cost for federal income tax purposes	$102,501,145

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,834,456	—	1,588,784	245,672
Capital Goods	764,608	—	764,608	—
Communications Services	8,965,536	—	7,966,255	999,281
Consumer Cyclical	3,129,692	—	3,129,692	—
Consumer Non-Cyclical	4,259,037	—	4,259,037	—
Energy	1,272,502	—	979,553	292,949
Financials	2,070,461	—	2,070,461	—
Technology	2,560,650	—	2,560,650	—
Transportation	1,133,994	—	1,133,994	—
Utilities	976,269	—	976,269	—
Long-Term Fixed Income
Asset-Backed Securities	3,124,500	—	2,924,500	200,000
Basic Materials	698,324	—	698,324	—
Capital Goods	1,252,834	—	1,252,834	—
Collateralized Mortgage Obligations	6,602,894	—	6,602,894	—
Commercial Mortgage-Backed Securities	4,879	—	4,879	—
Communications Services	2,610,844	—	2,610,844	—
Consumer Cyclical	2,160,470	—	2,160,470	—
Consumer Non-Cyclical	2,634,421	—	2,634,421	—
Energy	2,045,580	—	2,045,580	—
Financials	3,740,211	—	3,740,211	—
Foreign Government	7,930,233	—	7,930,233	—
Mortgage-Backed Securities	12,641,058	—	12,641,058	—
Technology	1,258,478	—	1,258,478	—
Transportation	505,135	—	505,135	—
U.S. Government and Agencies	789,018	—	789,018	—
Utilities	1,401,650	—	1,401,650	—
Mutual Funds
Equity Mutual Funds	338,826	338,826	—	—
Fixed Income Mutual Funds	4,662,873	4,662,873	—	—
Preferred Stock
Financials	872,873	571,780	301,093	—
Materials	59,713	59,713	—	—
Utilities	87,311	—	87,311	—
Common Stock
Financials	523,434	523,434	—	—
Short-Term Investments	18,741,867	18,541,870	199,997	—

Total	$101,654,631	$24,698,496	$75,218,233	$1,737,902

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	13,810	13,810	—	—

Total Asset Derivatives	$13,810	$13,810	$—	$—

Liability Derivatives
Futures Contracts	51,248	51,248	—	—
Credit Default Swaps	3,298	—	3,298	—

Total Liability Derivatives	$54,546	$51,248	$3,298	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(68)	September 2015	($14,866,289)	($14,887,750)	($21,461)
5-Yr. U.S. Treasury Bond Futures	81	September 2015	9,669,626	9,659,883	(9,743)
10-Yr. U.S. Treasury Bond Futures	(16)	September 2015	(2,032,560)	(2,018,750)	13,810
Ultra Long Term U.S. Treasury Bond Futures	4	September 2015	636,294	616,250	(20,044)
Total Futures Contracts					($37,438)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG CDSI S24, 5 Year, at 1.00%; Barclays Capital, Inc.	Sell	6/20/2020	($1,000,000)	$14,140	($3,298)
Total Credit Default Swaps				$14,140	($3,298)

1	As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$13,810
Total Interest Rate Contracts		13,810

Total Asset Derivatives		$13,810

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	51,248
Total Interest Rate Contracts		51,248
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	3,298
Total Credit Contracts		3,298

Total Liability Derivatives		$54,546

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(6,270)
Total Interest Rate Contracts		(6,270)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(4,623)
Total Credit Contracts		(4,623)

Total		($10,893)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(129,091)
Total Interest Rate Contracts		(129,091)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(3,298)
Total Credit Contracts		(3,298)

Total		($132,389)

The following table presents Opportunity Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Interest Rate Contracts	$26,849,130	33.7%	N/A
Credit Contracts	N/A	N/A	$27,782

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$10,695,094	$59,686,398	$52,039,619	18,341,873	$18,341,873	$4,550
Total Value and Income Earned	10,695,094				18,341,873	4,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (98.6%)	Value
Communications Equipment (3.3%)
33,829	QUALCOMM, Inc.	$2,118,710

	Total	2,118,710

Consumer Discretionary (6.3%)
6,015	Amazon.com, Inc.[a]	2,611,051
1,224	Priceline Group, Inc.[a]	1,409,277

	Total	4,020,328

Electronic Equipment, Instruments & Components (3.2%)
35,340	Amphenol Corporation	2,048,660

	Total	2,048,660

Financials (5.3%)
23,522	American Tower Corporation	2,194,367
5,488	Intercontinental Exchange, Inc.	1,227,172

	Total	3,421,539

Information Technology Services (1.5%)
3,264	Alliance Data Systems Corporation[a]	952,892

	Total	952,892

Internet Software & Services (21.7%)
14,271	Demandware, Inc.[a]	1,014,383
8,292	Equinix, Inc.	2,106,168
27,092	Facebook, Inc.[a]	2,323,545
12,980	GoDaddy, Inc.[a]	365,906
4,324	Google, Inc., Class Aa	2,335,133
3,872	Google, Inc., Class Ca	2,015,415
12,639	LinkedIn Corporation[a]	2,611,596
31,940	Pandora Media, Inc.[a]	496,348
16,406	Yahoo!, Inc.[a]	644,592

	Total	13,913,086

IT Consulting & Services (6.7%)
5,963	Black Knight Financial Services, Inc.[a]	184,078
21,727	Cognizant Technology Solutions Corporation[a]	1,327,302
13,170	Fidelity National Information Services, Inc.	813,906
6,735	FleetCor Technologies, Inc.[a]	1,051,064
8,935	Global Payments, Inc.	924,326

	Total	4,300,676

Semiconductors & Semiconductor Equipment (6.4%)
51,833	Applied Materials, Inc.	996,230
36,363	Broadcom Corporation	1,872,331
12,923	NXP Semiconductors NVa	1,269,039

	Total	4,137,600

Software (24.5%)
21,817	Adobe Systems, Inc.[a]	1,767,395
32,774	Guidewire Software, Inc.[a]	1,734,728
16,642	Intuit, Inc.	1,677,014
54,997	Oracle Corporation	2,216,379
16,638	Red Hat, Inc.[a]	1,263,323
16,419	Salesforce.com, Inc.[a]	1,143,255
29,247	ServiceNow, Inc.[a]	2,173,345
22,349	Splunk, Inc.[a]	1,555,937
16,543	VMware, Inc.[a]	1,418,397
9,904	Workday, Inc.[a]	756,567

	Total	15,706,340

Technology Hardware, Storage & Peripherals (14.5%)
45,093	Apple, Inc.	5,655,790
26,626	Electronics for Imaging, Inc.[a]	1,158,497
93,297	EMC Corporation	2,462,108

	Total	9,276,395

Telecommunications Services (5.2%)
24,399	Level 3 Communications, Inc.[a]	1,285,095
18,135	SBA Communications Corporation[a]	2,084,981

	Total	3,370,076

	Total Common Stock (cost $47,047,077)	63,266,302

Shares or Principal Amount	Short-Term Investments (1.5%)[b]
	Thrivent Cash Management Trust
936,399	0.070%	936,399

	Total Short-Term Investments (at amortized cost)	936,399

	Total Investments (cost $47,983,476) 100.1%	$64,202,701

	Other Assets and Liabilities, Net (0.1%)	(54,883)

	Total Net Assets 100.0%	$64,147,818

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,853,798
Gross unrealized depreciation	(649,382)

Net unrealized appreciation (depreciation)	$16,204,416

Cost for federal income tax purposes	$47,998,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,118,710	2,118,710	—	—
Consumer Discretionary	4,020,328	4,020,328	—	—
Electronic Equipment, Instruments & Components	2,048,660	2,048,660	—	—
Financials	3,421,539	3,421,539	—	—
Information Technology Services	952,892	952,892	—	—
Internet Software & Services	13,913,086	13,913,086	—	—
IT Consulting & Services	4,300,676	4,300,676	—	—
Semiconductors & Semiconductor Equipment	4,137,600	4,137,600	—	—
Software	15,706,340	15,706,340	—	—
Technology Hardware, Storage & Peripherals	9,276,395	9,276,395	—	—
Telecommunications Services	3,370,076	3,370,076	—	—
Short-Term Investments	936,399	936,399	—	—

Total	$64,202,701	$64,202,701	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$1,993,717	$9,031,943	$10,089,261	936,399	$936,399	$458
Total Value and Income Earned	1,993,717				936,399	458

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (93.0%)	Value
Biotechnology (14.2%)
36,106	Alder Biopharmaceuticals, Inc.[a]	$1,912,535
22,500	Alexion Pharmaceuticals, Inc.[a]	4,067,325
124,059	Amicus Therapeutics, Inc.[a]	1,755,435
18,884	Biogen, Inc.[a]	7,628,003
23,300	BioMarin Pharmaceutical, Inc.[a]	3,186,974
14,600	Incyte Corporation[a]	1,521,466
111,544	Innate Pharma SAa	1,631,770
65,228	Oncomed Pharmaceuticals, Inc.[a]	1,467,630

	Total	23,171,138

Health Care Equipment (18.8%)
98,800	Abbott Laboratories	4,849,104
70,476	Dexcom, Inc.[a]	5,636,671
28,400	Edwards Lifesciences Corporation[a]	4,045,012
33,173	HeartWare International, Inc.[a]	2,411,345
6,675	Intuitive Surgical, Inc.[a]	3,234,038
99,100	Medtronic, Inc.	7,343,310
222,818	NxStage Medical, Inc.[a]	3,182,955

	Total	30,702,435

Health Care Facilities (3.0%)
36,495	HCA Holdings, Inc.[a]	3,310,826
11,700	Universal Health Services, Inc.	1,662,570

	Total	4,973,396

Health Care Supplies (3.2%)
84,706	Align Technology, Inc.[a]	5,311,913

	Total	5,311,913

Managed Health Care (2.2%)
21,900	CIGNA Corporation	3,547,800

	Total	3,547,800

Pharmaceuticals (51.6%)
24,256	Actavis, Inc.[a]	7,360,726
134,383	Aspen Pharmacare Holdings, Ltd.[a]	3,974,035
60,700	Dr. Reddy’s Laboratories, Ltd. ADR	3,357,924
112,700	Merck & Company, Inc.	6,416,011
49,591	Mylan NVa	3,365,245
129,999	Novartis AG	12,786,762
88,555	Novo Nordisk AS ADR	4,849,272
336,500	Pfizer, Inc.	11,282,845
45,583	Roche Holding AG	12,781,086
67,333	Sagent Pharmaceuticals, Inc.[a]	1,636,865
26,845	Sawai Pharmaceutical Company, Ltd.	1,562,380
23,389	Shire Pharmaceuticals Group plc ADR	5,648,209
3,986,000	Sihuan Pharmaceutical Holdings Group, Ltd.[b]	2,269,060
36,300	Tetraphase Pharmaceuticals, Inc.[a]	1,722,072
57,681	Teva Pharmaceutical Industries, Ltd. ADR	3,408,947
650,278	Vectura Group plc[a]	1,836,959

	Total	84,258,398

	Total Common Stock (cost $127,506,180)	151,965,080

Shares or Principal Amount	Short-Term Investments (7.9%)[c]
	Thrivent Cash Management Trust
12,963,169	0.070%	12,963,169

	Total Short-Term Investments (at amortized cost)	12,963,169

	Total Investments (cost $140,469,349) 100.9%	$164,928,249

	Other Assets and Liabilities, Net (0.9%)	(1,540,380)

	Total Net Assets 100.0%	$163,387,869

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,299,388
Gross unrealized depreciation	(924,487)

Net unrealized appreciation (depreciation)	$24,374,901

Cost for federal income tax purposes	$140,553,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	23,171,138	21,539,368	1,631,770	—
Health Care Equipment	30,702,435	30,702,435	—	—
Health Care Facilities	4,973,396	4,973,396	—	—
Health Care Supplies	5,311,913	5,311,913	—	—
Managed Health Care	3,547,800	3,547,800	—	—
Pharmaceuticals	84,258,398	49,048,116	32,941,222	2,269,060
Short-Term Investments	12,963,169	12,963,169	—	—

Total	$164,928,249	$128,086,197	$34,572,992	$2,269,060

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Healthcare Portfolio as discussed in the Notes to Schedule of Investments.

Investments in Securities	Beginning Value January 1, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation) *	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Ending Value June 30, 2015
Common Stock Health Care	—	—	738,663	—	—	1,530,397	—	2,269,060

Total	$—	$—	$738,663	$—	$—	$1,530,397	$—	$2,269,060

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on June 30, 2015 of ($380,484).

The reporting entity’s Common Stock Health Care level 3 security’s fair value is calculated using the last trade price per the established policies and procedures of the reporting entity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$7,778,026	$41,187,464	$36,002,321	12,963,169	$12,963,169	$3,027
Total Value and Income Earned	7,778,026				12,963,169	3,027

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (97.1%)	Value
Integrated Oil & Gas (17.9%)
9,539	Chevron Corporation	$920,227
118,486	Petroleo Brasileiro SA ADR[a,b]	1,072,298
82,770	Suncor Energy, Inc. ADR	2,277,831
49,310	Total SA ADR[a]	2,424,573

	Total	6,694,929

Materials (14.3%)
4,320	Agnico Eagle Mines, Ltd.	122,558
26,530	Alcoa, Inc.	295,809
3,000	Avery Dennison Corporation	182,820
4,270	Ball Corporation	299,541
26,000	Barrick Gold Corporation	277,160
4,690	Crown Holdings, Inc.[b]	248,148
840	Eagle Materials, Inc.	64,117
14,820	Eldorado Gold Corporation	61,355
3,210	Franco-Nevada Corporation[a]	152,957
26,530	Freeport-McMoRan, Inc.	493,989
18,080	Goldcorp, Inc.	292,896
12,870	International Paper Company	612,483
24,420	Kinross Gold Corporation[b]	56,654
1,210	Martin Marietta Materials, Inc.	171,227
4,580	MeadWestvaco Corporation	216,130
10,960	Newmont Mining Corporation	256,026
6,380	Owens-Illinois, Inc.[b]	146,357
2,900	Packaging Corporation of America	181,221
4,110	Rock-Tenn Company	247,422
1,370	Royal Gold, Inc.	84,378
5,480	Sealed Air Corporation	281,562
8,640	Silver Wheaton Corporation	149,818
14,980	Teck Resources, Ltd.	148,452
2,740	Vulcan Materials Company	229,968
19,780	Yamana Gold, Inc.	59,340

	Total	5,332,388

Oil & Gas Drilling (4.0%)
71,150	Rowan Companies plc	1,501,977

	Total	1,501,977

Oil & Gas Equipment & Services (19.8%)
40,800	Baker Hughes, Inc.	2,517,360
37,280	Cameron International Corporation[b]	1,952,353
14,210	Schlumberger, Ltd.	1,224,760
140,510	Weatherford International, Ltd.[b]	1,724,058

	Total	7,418,531

Oil & Gas Exploration & Production (33.4%)
51,740	Canadian Natural Resources, Ltd.	1,405,258
231,490	Cobalt International Energy, Inc.[b]	2,247,768
9,750	Concho Resources, Inc.[b]	1,110,135
24,890	EOG Resources, Inc.	2,179,119
26,210	EQT Corporation	2,131,921
54,220	Marathon Oil Corporation	1,438,999
50,050	Oasis Petroleum, Inc.[a,b]	793,293
52,530	Southwestern Energy Company[b]	1,194,007

	Total	12,500,500

Oil & Gas Refining & Marketing (7.7%)
55,360	Marathon Petroleum Corporation	2,895,882

	Total	2,895,882

	Total Common Stock (cost $43,777,071)	36,344,207

	Mutual Funds (2.0%)
Equity Mutual Funds (2.0%)
20,290	iShares North American Natural Resources ETF	736,121

	Total	736,121

	Total Mutual Funds (cost $803,474)	736,121

	Collateral Held for Securities Loaned (12.2%)
4,558,622	Thrivent Cash Management Trust	4,558,622

	Total Collateral Held for Securities Loaned (cost $4,558,622)	4,558,622

Shares or Principal Amount	Short-Term Investments (0.9%)[c]
	Thrivent Cash Management Trust
326,792	0.070%	326,792

	Total Short-Term Investments (at amortized cost)	326,792

	Total Investments (cost $49,465,959) 112.2%	$41,965,742

	Other Assets and Liabilities, Net (12.2%)	(4,559,127)

	Total Net Assets 100.0%	$37,406,615

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,554,886
Gross unrealized depreciation	(9,102,429)

Net unrealized appreciation (depreciation)	$(7,547,543)

Cost for federal income tax purposes	$49,513,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	6,694,929	6,694,929	—	—
Materials	5,332,388	5,332,388	—	—
Oil & Gas Drilling	1,501,977	1,501,977	—	—
Oil & Gas Equipment & Services	7,418,531	7,418,531	—	—
Oil & Gas Exploration & Production	12,500,500	12,500,500	—	—
Oil & Gas Refining & Marketing	2,895,882	2,895,882	—	—
Mutual Funds
Equity Mutual Funds	736,121	736,121	—	—
Collateral Held for Securities Loaned	4,558,622	4,558,622	—	—
Short-Term Investments	326,792	326,792	—	—

Total	$41,965,742	$41,965,742	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$1,983,400	$22,469,726	$19,894,504	4,558,622	$4,558,622	$7,165
Cash Management Trust-Short Term Investment	466,869	6,581,801	6,721,878	326,792	326,792	178
Total Value and Income Earned	2,450,269				4,885,414	7,343

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (92.0%)	Value
Australia (<0.1%)
14,525	South32, Ltd.[a]	$19,628

	Total	19,628

Brazil (9.9%)
9,600	Banco Bradesco SA	86,024
133,334	Banco Bradesco SA ADR	1,221,339
11,959	BRF SA	252,635
18,521	Lojas Renner SA	676,719
28,102	Multiplan Empreendimentos Imobiliarios SA	434,668
76,600	Souza Cruz SA	604,847
61,800	Ultrapar Participacoes SA	1,305,729
60,660	Vale SA ADR[b]	357,287

	Total	4,939,248

Chile (1.2%)
28,670	Banco Santander Chile SA ADR	580,568

	Total	580,568

China (1.7%)
764,000	PetroChina Company, Ltd.	850,865

	Total	850,865

Hong Kong (11.6%)
254,000	AIA Group, Ltd.	1,660,818
133,000	China Mobile, Ltd.	1,701,590
167,000	Hang Lung Group, Ltd.	735,049
132,000	Hang Lung Properties, Ltd.	392,294
71,000	Swire Pacific, Ltd., Class A	891,546
100,000	Swire Pacific, Ltd., Class B	234,837
59,500	Swire Properties, Ltd.	189,775

	Total	5,805,909

Hungary (1.1%)
37,710	Richter Gedeon Nyrt	566,468

	Total	566,468

India (14.8%)
5,200	Grasim Industries, Ltd.	280,935
4,350	Grasim Industries, Ltd. GDR	229,680
17,000	Hero Motocorp, Ltd.	673,465
67,000	Hindustan Unilever, Ltd.	964,280
85,639	Housing Development Finance Corporation	1,741,979
150,000	ICICI Bank, Ltd.	727,914
79,200	Infosys, Ltd.	1,230,778
222,893	ITC, Ltd.	1,101,727
8,947	Ultra Tech Cement, Ltd.	420,227

	Total	7,370,985

Indonesia (3.8%)
2,710,000	Astra International Tbk PT	1,434,442
297,900	Indocement Tunggal Prakarsa Tbk PT	465,614

	Total	1,900,056

Luxembourg (1.5%)
26,965	Tenaris SA ADR	728,594

	Total	728,594

Malaysia (1.9%)
249,672	CIMB Group Holdings Berhad	361,741
120,000	Public Bank Berhad	595,388

	Total	957,129

Mexico (7.6%)
18,400	Fomento Economico Mexicano SAB de CV ADR	1,639,256
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR	680,976
226,577	Grupo Financiero Banorte SAB de CV ADR	1,245,795
97,300	Organizacion Soriana SAB de CV	217,350

	Total	3,783,377

Philippines (4.1%)
28,000	Ayala Corporation	490,398
917,900	Ayala Land, Inc.	758,810
367,862	Bank of the Philippine Islands	770,682

	Total	2,019,890

Poland (1.7%)
17,523	Bank Pekao SA	838,526

	Total	838,526

Portugal (1.1%)
41,629	Jeronimo Martins SGPS SA	536,763

	Total	536,763

Russia (4.4%)
27,186	Lukoil ADR	1,197,808
4,807	Magnit PJSC	994,653

	Total	2,192,461

South Africa (4.3%)
44,921	Massmart Holdings, Ltd.	552,705
31,564	MTN Group, Ltd.	592,904
142,193	Truworths International, Ltd.	1,000,612

	Total	2,146,221

South Korea (1.3%)
3,170	E-Mart Company, Ltd.	656,210

	Total	656,210

Taiwan (5.1%)
175,400	Taiwan Mobile Company, Ltd.	585,675
433,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,971,822

	Total	2,557,497

Thailand (4.0%)
70,400	Siam Cement pcl	1,077,532
196,800	Siam Commercial Bank pcl	903,888

	Total	1,981,420

Turkey (4.3%)
274,433	Akbank TAS	793,271
33,036	BIM Birlesik Magazalar AS	591,667
248,190	Turkiye Garanti Bankasi AS	774,069

	Total	2,159,007

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (92.0%)	Value
United Kingdom (4.8%)
21,386	BHP Billiton plc	$422,289
19,139	SABMiller plc	991,295
60,125	Standard Chartered plc	962,860

	Total	2,376,444

United States (1.8%)
9,800	Yum! Brands, Inc.	882,784

	Total	882,784

	Total Common Stock (cost $39,575,468)	45,850,050

	Preferred Stock (5.2%)
Brazil (0.7%)
71,605	Vale SA ADR[b]	361,605

	Total	361,605

South Korea (4.5%)
2,532	Samsung Electronics Company, Ltd.	2,250,241

	Total	2,250,241

	Total Preferred Stock (cost $2,195,813)	2,611,846

	Collateral Held for Securities Loaned (1.1%)
561,031	Thrivent Cash Management Trust	561,031

	Total Collateral Held for Securities Loaned (cost $561,031)	561,031

Shares or Principal Amount	Short-Term Investments (2.8%)[c]
	Thrivent Cash Management Trust
1,374,643	0.070%	1,374,643

	Total Short-Term Investments (at amortized cost)	1,374,643

	Total Investments (cost $43,706,955) 101.1%	$50,397,570

	Other Assets and Liabilities, Net (1.1%)	(535,201)

	Total Net Assets 100.0%	$49,862,369

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,036,911
Gross unrealized depreciation	(4,516,817)

Net unrealized appreciation (depreciation)	$6,520,094

Cost for federal income tax purposes	$43,877,476

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,541,582	882,784	4,658,798	—
Consumer Staples	8,229,828	1,639,256	6,590,572	—
Energy	4,082,996	728,594	3,354,402	—
Financials	16,500,693	1,801,907	14,698,786	—
Health Care	566,468	—	566,468	—
Industrials	1,853,457	680,976	1,172,481	—
Information Technology	3,202,600	—	3,202,600	—
Materials	2,992,257	357,287	2,634,970	—
Telecommunications Services	2,880,169	—	2,880,169	—
Preferred Stock
Information Technology	2,250,241	—	2,250,241	—
Materials	361,605	361,605	—	—
Collateral Held for Securities Loaned	561,031	561,031	—	—
Short-Term Investments	1,374,643	1,374,643	—	—

Total	$50,397,570	$8,388,083	$42,009,487	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$1,509,100	$5,203,618	$6,151,687	561,031	$561,031	$4,045
Cash Management Trust-Short Term Investment	1,287,032	3,517,868	3,430,257	1,374,643	1,374,643	315
Total Value and Income Earned	2,796,132				1,935,674	4,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified Real Estate Activities (<0.1%)
1,500	Alexander & Baldwin, Inc.	$59,100

	Total	59,100

Diversified REITS (5.3%)
6,792	American Assets Trust, Inc.	266,314
56,213	American Realty Capital Properties, Inc.	457,012
4,428	Brookfield Asset Management, Inc.	154,670
54,000	Cousins Properties, Inc.	560,520
78,620	Duke Realty Corporation	1,459,973
19,343	Empire State Realty Trust, Inc.	329,992
20,176	First Potomac Realty Trust	207,813
3,150	Gladstone Commercial Corporation	52,164
35,414	Lexington Realty Trust	300,311
27,443	Liberty Property Trust	884,213
60,200	NorthStar Realty Finance Corporation	957,180
5,270	PS Business Parks, Inc.	380,231
65,760	Spirit Realty Captial, Inc.	635,899
5,550	Store Capital Corporation	111,555
9,515	Washington Real Estate Investment Trust	246,914
7,300	Whitestone REIT	95,046
10,500	Winthrop Realty Trust	159,075
6,650	WP Carey, Inc.	391,951

	Total	7,650,833

Health Care REITs (10.0%)
8,850	Brookdale Senior Living, Inc.[a]	307,095
5,000	Capital Senior Living Corporation[a]	122,500
44,142	HCP, Inc.	1,609,859
59,352	Health Care REIT, Inc.	3,895,272
24,262	Healthcare Realty Trust, Inc.	564,334
27,769	Healthcare Trust of America, Inc.	665,068
7,022	LTC Properties, Inc.	292,115
19,014	Medical Properties Trust, Inc.	249,273
13,320	National Health Investors, Inc.	829,836
18,371	Omega Healthcare Investors, Inc.	630,676
27,570	Physicians Realty Trust	423,475
17,771	Sabra Healthcare REIT, Inc.	457,426
27,322	Senior Housing Property Trust	479,501
59,720	Ventas, Inc.	3,708,015

	Total	14,234,445

Hotel & Resort REITs (9.4%)
16,428	Ashford Hospitality Trust, Inc.	138,981
25,727	Chatham Lodging Trust	680,994
19,383	Chesapeake Lodging Trust	590,794
33,895	DiamondRock Hospitality Company	434,195
24,593	FelCor Lodging Trust, Inc.	242,979
8,786	Hersha Hospitality Trust	225,273
24,600	Hilton Worldwide Holdings, Inc.[a]	677,730
19,549	Hospitality Properties Trust	563,402
164,240	Host Hotels & Resorts, Inc.	3,256,879
4,000	Hyatt Hotels Corporation[a]	226,760
29,390	LaSalle Hotel Properties	1,042,169
1,000	Marriott International, Inc.	74,390
24,308	Pebblebrook Hotel Trust	1,042,327
39,330	RLJ Lodging Trust	1,171,247
6,706	Starwood Hotels & Resorts Worldwide, Inc.	543,789
88,574	Strategic Hotels & Resorts, Inc.[a]	1,073,517
35,957	Summit Hotel Properties, Inc.	467,801
61,076	Sunstone Hotel Investors, Inc.	916,751
1,000	Wyndham Worldwide Corporation	81,910

	Total	13,451,888

Industrial REITS (5.3%)
27,516	DCT Industrial Trust, Inc.	865,103
7,724	EastGroup Properties, Inc.	434,321
34,246	First Industrial Realty Trust, Inc.	641,428
116,723	Prologis, Inc.	4,330,423
21,550	Rexford Industrial Realty, Inc.	314,199
21,700	STAG Industrial, Inc.	434,000
27,969	Terreno Realty Corporation	550,989

	Total	7,570,463

Mortgage REITS (0.6%)
12,500	Apollo Commercial Real Estate Finance, Inc.	205,375
10,250	Blackstone Mortgage Trust, Inc.	285,155
7,350	Colony Capital, Inc.	166,478
6,050	Starwood Property Trust, Inc.	130,498

	Total	787,506

Office REITS (16.8%)
21,912	Alexandria Real Estate Equities, Inc.	1,916,424
36,162	BioMed Realty Trust, Inc.	699,373
39,768	Boston Properties, Inc.	4,813,519
35,930	Brandywine Realty Trust	477,150
21,561	City Office REIT, Inc.	267,356
11,096	CoreSite Realty Corporation	504,202
19,857	Corporate Office Properties Trust	467,434
25,850	CyrusOne, Inc.	761,283
15,468	Digital Realty Trust, Inc.	1,031,406
38,457	Douglas Emmett, Inc.	1,036,032
16,750	DuPont Fabros Technology, Inc.	493,287
2,700	Easterly Government Properties, Inc.	42,984
5,800	Franklin Street Properties Corporation	65,598
5,000	Gramercy Property Trust, Inc.	116,850
25,312	Highwoods Properties, Inc.	1,011,214
32,259	Hudson Pacific Properties, Inc.	915,188
23,563	Kilroy Realty Corporation	1,582,255
16,405	Mack-Cali Realty Corporation	302,344
24,900	Paramount Group, Inc.	427,284
22,270	Parkway Properties, Inc.	388,389
16,963	Piedmont Office Realty Trust, Inc.	298,379
5,350	QTS Realty Trust, Inc.	195,008
25,977	SL Green Realty Corporation	2,854,613
35,150	Vornado Realty Trust	3,336,789

	Total	24,004,361

Real Estate Operating Companies (0.5%)
32,493	Forest City Enterprises, Inc.[a]	718,095

	Total	718,095

Real Estate Services (0.4%)
3,119	CBRE Group, Inc.[a]	115,403
1,700	Jones Lang LaSalle, Inc.	290,700
5,000	Kennedy-Wilson Holdings, Inc.	122,950

	Total	529,053

Residential REITS (17.4%)
21,253	American Campus Communities, Inc.	801,026
21,700	American Homes 4 Rent	348,068

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (99.4%)	Value
Residential REITS (17.4%) - continued
40,534	Apartment Investment & Management Company	$1,496,921
5,059	Associated Estates Realty Corporation	144,839
31,854	AvalonBay Communities, Inc.	5,092,499
12,139	Bluerock Residential Growth REIT, Inc.	153,680
24,851	Camden Property Trust	1,845,932
18,888	Campus Crest Communities, Inc.	104,640
12,938	Education Realty Trust, Inc.	405,736
15,728	Equity Lifestyle Properties, Inc.	826,978
72,290	Equity Residential	5,072,589
17,385	Essex Property Trust, Inc.	3,694,312
7,087	Home Properties, Inc.	517,705
7,000	Independence Realty Trust, Inc.	52,710
13,674	Mid-America Apartment Communities, Inc.	995,604
17,835	Post Properties, Inc.	969,689
8,778	Sun Communities, Inc.	542,744
58,694	UDR, Inc.	1,879,969

	Total	24,945,641

Retail REITS (24.1%)
35,513	Acadia Realty Trust	1,033,783
7,250	Agree Realty Corporation	211,482
53,791	Brixmor Property Group, Inc.	1,244,186
39,239	CBL & Associates Properties, Inc.	635,672
10,925	Cedar Realty Trust, Inc.	69,920
109,706	DDR Corporation	1,696,055
16,517	Equity One, Inc.	385,507
13,232	Excel Trust, Inc.	208,669
12,295	Federal Realty Investment Trust	1,574,867
130,505	General Growth Properties, Inc.	3,348,758
18,332	Inland Real Estate Corporation	172,687
56,687	Kimco Realty Corporation	1,277,725
18,436	Kite Realty Group Trust	451,129
26,191	Macerich Company	1,953,849
23,286	National Retail Properties, Inc.	815,243
9,526	Pennsylvania Real Estate Investment Trust	203,285
31,548	Ramco-Gershenson Properties Trust	514,863
8,650	Realty Income Corporation	383,973
28,292	Regency Centers Corporation	1,668,662
19,772	Retail Opportunity Investments Corporation	308,839
16,500	Retail Properties of America, Inc.	229,845
1,138	Saul Centers, Inc.	55,978
71,661	Simon Property Group, Inc.	12,398,786
21,363	Tanger Factory Outlet Centers, Inc.	677,207
16,847	Taubman Centers, Inc.	1,170,866
19,271	Urban Edge Properties	400,645
6,500	Urstadt Biddle Properties, Inc.	121,420
23,142	Weingarten Realty Investors	756,512
36,571	WP Glimcher, Inc.	494,806

	Total	34,465,219

Specialized REITS (9.6%)
15,400	American Tower Corporation	1,436,666
7,500	Catchmark Timber Trust, Inc.	86,775
7,744	Corrections Corporation of America	256,172
7,300	Crown Castle International Corporation	586,190
58,672	CubeSmart	1,358,844
16,227	EPR Properties	888,915
1,400	Equinix, Inc.	355,600
33,370	Extra Space Storage, Inc.	2,176,391
6,000	Geo Group, Inc.	204,960
4,957	Iron Mountain, Inc.	153,667
3,000	National Storage Affiliates Trust	37,200
5,182	Outfront Media, Inc.	130,794
3,465	Plum Creek Timber Company, Inc.	140,575
25,883	Public Storage, Inc.	4,772,049
6,386	Sovran Self Storage, Inc.	555,007
19,507	Weyerhaeuser Company	614,470

	Total	13,754,275

	Total Common Stock (cost $138,496,994)	142,170,879

	Mutual Funds (<0.1%)
Equity Mutual Funds (<0.1%)
200	Cohen & Steers REIT and Preferred Income Fund, Inc.	3,498

	Total	3,498

	Total Mutual Funds (cost $3,618)	3,498

Shares or Principal Amount	Short-Term Investments (0.2%)[b]
	Thrivent Cash Management Trust
295,654	0.070%	295,654

	Total Short-Term Investments (at amortized cost)	295,654

	Total Investments (cost $138,796,266) 99.6%	$142,470,031

	Other Assets and Liabilities, Net 0.4%	517,390

	Total Net Assets 100.0%	$142,987,421

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,678,186
Gross unrealized depreciation	(18,054,322)

Net unrealized appreciation (depreciation)	$3,623,864

Cost for federal income tax purposes	$138,846,167

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	59,100	59,100	—	—
Diversified REITS	7,650,833	7,650,833	—	—
Health Care REITs	14,234,445	14,234,445	—	—
Hotel & Resort REITs	13,451,888	13,451,888	—	—
Industrial REITS	7,570,463	7,570,463	—	—
Mortgage REITS	787,506	787,506	—	—
Office REITS	24,004,361	24,004,361	—	—
Real Estate Operating Companies	718,095	718,095	—	—
Real Estate Services	529,053	529,053	—	—
Residential REITS	24,945,641	24,945,641	—	—
Retail REITS	34,465,219	34,465,219	—	—
Specialized REITS	13,754,275	13,754,275	—	—
Mutual Funds
Equity Mutual Funds	3,498	3,498	—	—
Short-Term Investments	295,654	295,654	—	—

Total	$142,470,031	$142,470,031	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust- Short Term Investment	$910,489	$14,377,536	$14,992,371	295,654	$295,654	$569
Total Value and Income Earned	910,489				295,654	569

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.1%)	Value
Consumer Discretionary (17.1%)
13,423	Brunswick Corporation	$682,694
14,102	Burlington Stores, Inc.[a]	722,022
10,906	Core-Mark Holding Company, Inc.	646,181
13,046	Del Frisco’s Restaurant Group, Inc.[a]	243,047
19,940	G-lll Apparel Group, Ltd.[a]	1,402,779
13,696	Kate Spade & Company[a]	295,012
3,099	Lithia Motors, Inc.	350,683
18,258	Nord Anglia Education, Inc.[a]	447,686
12,649	Oxford Industries, Inc.	1,106,155
7,900	Papa Murphy’s Holdings, Inc.[a,b]	163,688
8,292	Red Robin Gourmet Burgers, Inc.[a]	711,619
3,026	Restoration Hardware Holdings, Inc.[a]	295,428
4,695	Skechers USA, Inc.[a]	515,464
8,958	Tenneco, Inc.[a]	514,548
5,314	Vail Resorts, Inc.	580,289
8,200	Zoe’s Kitchen, Inc.[a,b]	335,708

	Total	9,013,003

Consumer Staples (1.9%)
4,350	B&G Foods, Inc.	124,105
1,583	Boston Beer Company, Inc.[a]	367,240
7,639	United Natural Foods, Inc.[a]	486,452

	Total	977,797

Energy (2.9%)
3,300	Diamondback Energy, Inc.[a]	248,754
13,611	Oasis Petroleum, Inc.[a,b]	215,734
19,698	Rex Energy Corporation[a,b]	110,112
4,964	SemGroup Corporation	394,539
14,422	U.S. Silica Holdings, Inc.[b]	423,430
4,352	Whiting Petroleum Corporation[a]	146,227

	Total	1,538,796

Financials (8.0%)
14,577	Bank of the Ozarks, Inc.	666,898
17,637	Essent Group, Ltd.[a]	482,372
13,487	Evercore Partners, Inc.	727,758
10,139	Hanmi Financial Corporation	251,853
18,555	Kennedy-Wilson Holdings, Inc.	456,267
10,751	PacWest Bancorp	502,717
9,300	Pebblebrook Hotel Trust	398,784
26,500	SLM Corporation[a]	261,555
14,046	Western Alliance Bancorp[a]	474,193

	Total	4,222,397

Health Care (22.8%)
4,010	ABIOMED, Inc.[a]	263,577
13,154	Acadia Healthcare Company, Inc.[a]	1,030,353
8,700	Acorda Therapeutics, Inc.[a]	289,971
18,141	Akorn, Inc.[a]	792,036
8,458	Align Technology, Inc.[a]	530,401
4,881	AMN Healthcare Services, Inc.[a]	154,191
1,920	Anacor Pharmaceuticals, Inc.[a]	148,666
14,319	Cardiovascular Systems, Inc.[a]	378,737
9,586	Centene Corporation[a]	770,714
6,779	Cyberonics, Inc.[a]	403,079
39,470	Depomed, Inc.[a]	847,026
5,400	EXACT Sciences Corporation[a,b]	160,596
24,896	ExamWorks Group, Inc.[a]	973,434
5,880	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	35,280
16,509	Impax Laboratories, Inc.[a]	758,093
11,000	Inogen, Inc.[a]	490,600
31,054	Ironwood Pharmaceuticals, Inc.[a]	374,511
6,164	Neurocrine Biosciences, Inc.[a]	294,393
14,091	NuVasive, Inc.[a]	667,632
1,275	Puma Biotechnology, Inc.[a]	148,856
11,285	Team Health Holdings, Inc.[a]	737,249
8,177	Teleflex, Inc.	1,107,575
24,500	Veeva Systems, Inc.[a,b]	686,735

	Total	12,043,705

Industrials (15.6%)
5,170	Generac Holdings, Inc.[a,b]	205,507
6,089	Granite Construction, Inc.	216,220
8,979	H&E Equipment Services, Inc.	179,311
23,551	Healthcare Services Group, Inc.[b]	778,361
7,553	Heico Corporation[b]	440,340
13,166	Huron Consulting Group, Inc.[a]	922,805
8,249	Middleby Corporation[a]	925,785
24,693	On Assignment, Inc.[a]	969,941
16,293	PGT, Inc.[a]	236,411
10,489	Proto Labs, Inc.[a,b]	707,798
13,436	Ritchie Brothers Auctioneers, Inc.[b]	375,133
11,072	Saia, Inc.[a]	435,019
9,256	Spirit Airlines, Inc.[a]	574,798
16,322	Swift Transportation Company[a]	370,020
12,569	WageWorks, Inc.[a]	508,416
3,097	Watsco, Inc.	383,223

	Total	8,229,088

Information Technology (24.0%)
14,779	A10 Networks, Inc.[a]	95,177
5,118	Ambarella, Inc.[a,b]	525,567
40,431	Applied Micro Circuits Corporation[a]	272,909
7,599	Applied Optoelectronics, Inc.[a]	131,919
5,100	Arista Networks, Inc.[a,b]	416,874
9,609	Aspen Technology, Inc.[a]	437,690
11,537	Cardtronics, Inc.[a]	427,446
6,956	Cavium, Inc.[a]	478,642
12,461	Cognex Corporation	599,374
4,374	Coherent, Inc.[a]	277,662
11,129	Constant Contact, Inc.[a]	320,070
5,274	Cornerstone OnDemand, Inc.[a]	183,535
10,819	Dealertrack Technologies, Inc.[a]	679,325
9,237	Demandware, Inc.[a,b]	656,566
4,733	DST Systems, Inc.	596,263
8,900	Envestnet, Inc.[a]	359,827
7,600	FARO Technologies, Inc.[a]	354,920
3,300	FEI Company	273,669
18,234	Guidewire Software, Inc.[a]	965,126
15,156	HomeAway, Inc.[a]	471,655
5,793	Manhattan Associates, Inc.[a]	345,552
25,528	MaxLinear, Inc.[a]	308,889
7,628	Monolithic Power Systems, Inc.	386,816
16,992	Proofpoint, Inc.[a,b]	1,081,881
2,888	Tyler Technologies, Inc.[a]	373,649
3,199	Ultimate Software Group, Inc.[a]	525,724
22,146	Virtusa Corporation[a]	1,138,304

	Total	12,685,031

Materials (2.8%)
13,531	Chemtura Corporation[a]	383,063
34,397	Graphic Packaging Holding Company	479,150

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.1%)	Value
Materials (2.8%) - continued
15,154	PolyOne Corporation	$593,582

	Total	1,455,795

	Total Common Stock (cost $41,771,725)	50,165,612

	Mutual Funds (3.8%)
Equity Mutual Funds (3.8%)
12,989	iShares Russell 2000 Growth Index Fund[b]	2,007,840

	Total	2,007,840

	Total Mutual Funds (cost $1,796,339)	2,007,840

	Collateral Held for Securities Loaned (15.2%)
8,046,635	Thrivent Cash Management Trust	8,046,635

	Total Collateral Held for Securities Loaned (cost $8,046,635)	8,046,635

Shares or Principal Amount	Short-Term Investments (1.9%)[d]
	Thrivent Cash Management Trust
994,757	0.070%	994,757

	Total Short-Term Investments (at amortized cost)	994,757

	Total Investments (cost $52,609,456) 116.0%	$61,214,844

	Other Assets and Liabilities, Net (16.0%)	(8,455,848)

	Total Net Assets 100.0%	$52,758,996

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,969,863
Gross unrealized depreciation	(2,417,831)

Net unrealized appreciation (depreciation)	$8,552,032

Cost for federal income tax purposes	$52,662,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,013,003	9,013,003	—	—
Consumer Staples	977,797	977,797	—	—
Energy	1,538,796	1,538,796	—	—
Financials	4,222,397	4,222,397	—	—
Health Care	12,043,705	12,008,425	—	35,280
Industrials	8,229,088	8,229,088	—	—
Information Technology	12,685,031	12,685,031	—	—
Materials	1,455,795	1,455,795	—	—
Mutual Funds
Equity Mutual Funds	2,007,840	2,007,840	—	—
Collateral Held for Securities Loaned	8,046,635	8,046,635	—	—
Short-Term Investments	994,757	994,757	—	—

Total	$61,214,844	$61,179,564	$—	$35,280

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$4,013,248	$17,513,718	$13,480,331	8,046,635	$8,046,635	$41,186
Cash Management Trust-Short Term Investment	1,581,539	5,045,294	5,632,076	994,757	994,757	342
Total Value and Income Earned	5,594,787				9,041,392	41,528

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.2%)
185,500	Aaron’s, Inc.	$6,716,955
38,900	American Public Education, Inc.[a,b]	1,000,508
41,500	Apollo Group, Inc.[b]	534,520
42,200	Belmond, Ltd.[b]	527,078
41,800	Brunswick Corporation	2,125,948
66,600	Crocs, Inc.[b]	979,686
61,700	CSS Industries, Inc.	1,866,425
75,700	Culp, Inc.	2,346,700
60,800	Dorman Products, Inc.[a,b]	2,897,728
58,100	Drew Industries, Inc.	3,370,962
75,100	Ethan Allen Interiors, Inc.	1,978,134
90,100	Fred’s, Inc.	1,738,029
97,900	Haverty Furniture Companies, Inc.	2,116,598
41,000	Interval Leisure Group, Inc.	936,850
78,300	Meritage Homes Corporation[b]	3,687,147
147,200	Modine Manufacturing Company[b]	1,579,456
40,200	National CineMedia, Inc.	641,592
87,600	New Media Investment Group, Inc.	1,570,668
25,800	Party City Holdco, Inc.[b]	522,966
162,950	Pier 1 Imports, Inc.[a]	2,058,058
306,300	Quiksilver, Inc.[a,b]	203,016
16,700	Red Robin Gourmet Burgers, Inc.[b]	1,433,194
7,700	Saga Communications, Inc.	291,445
5,200	Scholastic Corporation	229,476
85,600	Shiloh Industries, Inc.[b]	1,108,520
129,300	Sportsman’s Warehouse Holdings, Inc.[a,b]	1,470,141
119,000	Stein Mart, Inc.	1,245,930
44,400	Steven Madden, Ltd.[b]	1,899,432

	Total	47,077,162

Consumer Staples (2.5%)
43,200	Pinnacle Foods, Inc.	1,967,328
41,100	Post Holdings, Inc.[b]	2,216,523
16,300	PriceSmart, Inc.	1,487,212
95,400	SpartanNash Company	3,104,316
45,400	Vector Group, Ltd.	1,065,084

	Total	9,840,463

Energy (3.5%)
70,400	Atwood Oceanics, Inc.[a]	1,861,376
30,000	Bristow Group, Inc.	1,599,000
31,100	CARBO Ceramics, Inc.[a]	1,294,693
25,600	Clayton Williams Energy, Inc.[a,b]	1,683,200
34,621	Gulf Island Fabrication, Inc.	386,717
27,100	PDC Energy, Inc.[b]	1,453,644
69,900	Rosetta Resources, Inc.[b]	1,617,486
391,600	Teekay Tankers, Ltd.[a]	2,588,476
104,500	Tesco Corporation	1,139,050

	Total	13,623,642

Financials (29.0%)
48,000	Acadia Realty Trust	1,397,280
144,500	Ares Capital Corporation	2,378,470
76,100	Associated Estates Realty Corporation	2,178,743
68,500	Assured Guaranty, Ltd.	1,643,315
107,800	BBCN Bancorp, Inc.	1,594,362
177,600	CBL & Associates Properties, Inc.	2,877,120
316,600	Cedar Realty Trust, Inc.	2,026,240
420,000	CoBiz Financial, Inc.	5,489,400
88,300	Columbia Banking System, Inc.	2,873,282
98,018	Compass Diversified Holdings	1,607,495
47,100	Corporate Office Properties Trust	1,108,734
13,600	Douglas Emmett, Inc.	366,384
159,100	East West Bancorp, Inc.	7,130,862
97,410	Employers Holdings, Inc.	2,219,000
199,300	First Potomac Realty Trust	2,052,790
135,600	Glacier Bancorp, Inc.	3,989,352
100,000	Golub Capital BDC, Inc.	1,656,000
125,600	Hatteras Financial Corporation	2,047,280
200,000	Hercules Technology Growth Capital, Inc.	2,310,000
167,600	Home BancShares, Inc.	6,127,456
18,500	Home Properties, Inc.	1,351,425
89,400	Janus Capital Group, Inc.	1,530,528
67,000	JMP Group, LLC	522,600
26,500	Kilroy Realty Corporation	1,779,475
92,750	Kite Realty Group Trust	2,269,592
95,200	LaSalle Hotel Properties	3,375,792
30,800	Main Street Capital Corporation	982,828
234,900	Meadowbrook Insurance Group, Inc.	2,020,140
76,600	National Interstate Corporation	2,092,712
19,900	Piper Jaffray Companies[b]	868,436
81,900	Potlatch Corporation	2,892,708
149,400	ProAssurance Corporation	6,903,774
14,600	PS Business Parks, Inc.	1,053,390
147,800	Radian Group, Inc.	2,772,728
201,300	Redwood Trust, Inc.	3,160,410
96,600	Safeguard Scientifics, lnc.[b]	1,879,836
12,500	Safety Insurance Group, Inc.	721,375
126,400	Sandy Spring Bancorp, Inc.	3,536,672
53,700	State Auto Financial Corporation	1,286,115
138,000	Strategic Hotels & Resorts, Inc.[b]	1,672,560
39,000	SVB Financial Group[b]	5,615,220
67,685	TCP Capital Corporation	1,034,904
54,100	THL Credit, Inc.	624,855
27,600	Waddell & Reed Financial, Inc.	1,305,756
72,900	Washington Real Estate Investment Trust	1,891,755
80,400	Wintrust Financial Corporation	4,291,752
38,400	WSFS Financial Corporation	1,050,240

	Total	111,561,143

Health Care (6.1%)
20,500	Analogic Corporation	1,617,450
7,400	Atrion Corporation	2,903,094
18,200	Ensign Group, Inc.	929,292
72,600	Halyard Health, Inc.[b]	2,940,300
33,700	Lantheus Holdings, Inc.[b]	208,603
46,100	National Healthcare Corporation	2,996,039
88,900	Select Medical Holdings Corporation	1,440,180
96,000	Triple-S Management Corporation[b]	2,463,360
25,800	Wellcare Health Plans, Inc.[b]	2,188,614
97,600	West Pharmaceutical Services, Inc.	5,668,608

	Total	23,355,540

Industrials (23.5%)
51,100	A.O. Smith Corporation	3,678,178
101,000	Aegion Corporation[b]	1,912,940
87,500	Alaska Air Group, Inc.	5,637,625
41,000	Applied Industrial Technologies, Inc.	1,625,650
49,800	Astec Industries, Inc.	2,082,636
160,800	Beacon Roofing Supply, lnc.[b]	5,341,776
60,100	Brady Corporation	1,486,874
42,100	CIRCOR International, Inc.	2,295,713
109,000	Comfort Systems USA, Inc.	2,501,550
23,800	Cubic Corporation	1,132,404
80,400	ESCO Technologies, Inc.	3,007,764
57,000	Franklin Electric Company, Inc.	1,842,810

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (23.5%) - continued
50,700	FTI Consulting, Inc.[b]	$2,090,868
56,300	G & K Services, Inc.	3,892,582
64,200	Genesee & Wyoming, Inc.[b]	4,890,756
124,300	Gibraltar Industries, Inc.[b]	2,531,991
27,900	Hillenbrand, Inc.	856,530
43,900	Hub Group, Inc.[b]	1,770,926
52,000	Kaman Corporation	2,180,880
115,100	Kforce, Inc.	2,632,337
35,500	Kirby Corporation[b]	2,721,430
67,300	Landstar System, Inc.	4,500,351
50,000	Luxfer Holdings plc ADR	650,000
44,900	Matson, Inc.	1,887,596
77,800	Matthews International Corporation	4,134,292
128,300	McGrath Rentcorp	3,904,169
51,100	Mine Safety Appliances Company	2,478,861
150,500	Navigant Consulting, Inc.[b]	2,237,935
33,500	Nordson Corporation	2,609,315
15,600	RBC Bearings, Inc.[b]	1,119,456
36,000	Sun Hydraulics Corporation	1,371,960
9,100	Univar, Inc.[b]	236,873
44,100	Universal Forest Products, Inc.	2,294,523
67,300	Universal Truckload Services, Inc.	1,477,908
139,700	UTI Worldwide, Inc.[a,b]	1,395,603
46,100	Waste Connections, Inc.	2,172,232
28,900	Woodward, Inc.	1,589,211
29,900	YRC Worldwide, Inc.[b]	388,102

	Total	90,562,607

Information Technology (9.4%)
71,500	Advanced Energy Industries, Inc.[b]	1,965,535
19,600	Badger Meter, Inc.	1,244,404
58,900	Belden, Inc.	4,784,447
177,200	Brooks Automation, Inc.	2,028,940
67,900	Cabot Microelectronics Corporation[b]	3,198,769
136,200	Electro Rent Corporation	1,479,132
150,000	Electro Scientific Industries, Inc.	790,500
70,200	Entegris, Inc.[b]	1,022,814
102,000	Fabrinet[b]	1,910,460
48,700	Intersil Corporation	609,237
163,786	Intevac, Inc.[a,b]	958,148
170,400	Ixia[b]	2,119,776
25,000	Littelfuse, Inc.	2,372,250
40,600	Methode Electronics, Inc.	1,114,470
42,000	Newport Corporation[b]	796,320
82,600	Progress Software Corporation[b]	2,271,500
66,000	Sonus Networks, Inc.[b]	456,720
69,000	SYNNEX Corporation	5,050,110
81,000	Teradyne, Inc.	1,562,490
36,100	Xactly Corporation[b]	310,099

	Total	36,046,121

Materials (6.4%)
61,200	American Vanguard Corporation[a]	844,560
59,100	AptarGroup, Inc.	3,768,807
43,900	Carpenter Technology Corporation	1,698,052
48,800	Clearwater Paper Corporation[b]	2,796,240
25,100	Franco-Nevada Corporation	1,197,123
115,600	Innospec, Inc.	5,206,624
47,000	Minerals Technologies, Inc.	3,202,110
127,500	Myers Industries, Inc.	2,422,500
44,600	Ryerson Holding Corporation[a,b]	405,860
75,800	Stillwater Mining Company[b]	878,522
231,500	Wausau Paper Corporation	2,125,170

	Total	24,545,568

Utilities (4.5%)
33,800	Black Hills Corporation	1,475,370
70,900	Cleco Corporation	3,817,965
71,000	El Paso Electric Company	2,460,860
59,200	NorthWestern Corporation	2,886,000
4,700	ONE Gas, Inc.	200,032
81,400	PNM Resources, Inc.	2,002,440
10,500	Portland General Electric Company	348,180
69,700	Southwest Gas Corporation	3,708,737
6,900	Vectren Corporation	265,512

	Total	17,165,096

	Total Common Stock (cost $251,524,609)	373,777,342

	Mutual Funds (0.5%)
Equity Mutual Funds (0.5%)
17,700	iShares Russell 2000 Value Index Fund	1,804,692

	Total	1,804,692

	Total Mutual Funds (cost $1,056,009)	1,804,692

	Preferred Stock (0.2%)
Health Care (0.2%)
39,312	National Healthcare Corporation, Convertible[c]	603,439

	Total	603,439

	Total Preferred Stock (cost $530,712)	603,439

	Collateral Held for Securities Loaned (3.8%)
14,679,400	Thrivent Cash Management Trust	14,679,400

	Total Collateral Held for Securities Loaned (cost $14,679,400)	14,679,400

Shares or Principal Amount	Short-Term Investments (1.5%)[d]
	Thrivent Cash Management Trust
5,935,487	0.070%	5,935,487

	Total Short-Term Investments (at amortized cost)	5,935,487

	Total Investments (cost $273,726,217) 103.1%	$396,800,360

	Other Assets and Liabilities, Net (3.1%)	(12,003,620)

	Total Net Assets 100.0%	$384,796,740

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$133,972,940
Gross unrealized depreciation	(11,786,961)

Net unrealized appreciation (depreciation)	$122,185,979

Cost for federal income tax purposes	$274,614,381

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,077,162	47,077,162	—	—
Consumer Staples	9,840,463	9,840,463	—	—
Energy	13,623,642	13,623,642	—	—
Financials	111,561,143	111,561,143	—	—
Health Care	23,355,540	23,355,540	—	—
Industrials	90,562,607	90,562,607	—	—
Information Technology	36,046,121	36,046,121	—	—
Materials	24,545,568	23,348,445	1,197,123	—
Utilities	17,165,096	17,165,096	—	—
Mutual Funds
Equity Mutual Funds	1,804,692	1,804,692	—	—
Preferred Stock
Health Care	603,439	603,439	—	—
Collateral Held for Securities Loaned	14,679,400	14,679,400	—	—
Short-Term Investments	5,935,487	5,935,487	—	—

Total	$396,800,360	$395,603,237	$1,197,123	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$12,670,650	$44,418,540	$42,409,790	14,679,400	$14,679,400	$100,760
Cash Management Trust-Short Term Investment	14,642,525	10,762,914	19,469,952	5,935,487	5,935,487	3,042
Total Value and Income Earned	27,313,175				20,614,887	103,802

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (89.9%)	Value
Consumer Discretionary (11.6%)
113,720	Aaron’s, Inc.	$4,117,801
53,210	Cedar Fair, LP	2,899,413
95,950	G-III Apparel Group, Ltd.[a]	6,750,083
125,630	Houghton Mifflin Harcourt Company[a]	3,165,876
109,671	MDC Partners, Inc.	2,160,519
179,080	Nutrisystem, Inc.	4,455,510
66,220	Oxford Industries, Inc.	5,790,939
44,060	Papa John’s International, Inc.	3,331,377
342,830	Tuesday Morning Corporation[a]	3,861,980
24,110	Zoe’s Kitchen, Inc.[a,b]	987,063

	Total	37,520,561

Consumer Staples (1.9%)
33,330	TreeHouse Foods, Inc.[a]	2,700,730
72,930	WhiteWave Foods Company[a]	3,564,818

	Total	6,265,548

Energy (1.9%)
111,670	Laredo Petroleum Holdings, Inc.[a,b]	1,404,809
116,960	Oasis Petroleum, Inc.[a,b]	1,853,816
89,670	Rex Energy Corporation[a,b]	501,255
66,590	Rice Energy, Inc.[a]	1,387,070
329,772	Trinidad Drilling, Ltd.	1,066,676

	Total	6,213,626

Financials (22.7%)
26,756	Affiliated Managers Group, lnc.[a]	5,848,862
42,260	Allied World Assurance Company Holdings AG	1,826,477
59,860	American Assets Trust, Inc.	2,347,111
47,391	Argo Group International Holdings, Ltd.	2,639,679
148,950	Assured Guaranty, Ltd.	3,573,310
161,950	BBCN Bancorp, Inc.	2,395,240
273,090	CNO Financial Group, Inc.	5,011,201
114,570	Encore Capital Group, Inc.[a,b]	4,896,722
24,480	Extra Space Storage, Inc.	1,596,586
252,090	Hanmi Financial Corporation	6,261,916
57,820	HCC Insurance Holdings, Inc.	4,442,889
82,340	PacWest Bancorp	3,850,218
93,410	Parkway Properties, Inc.	1,629,070
77,585	Pebblebrook Hotel Trust	3,326,845
84,640	Primerica, Inc.	3,867,202
54,400	Renasant Corporation[b]	1,773,440
13,270	SVB Financial Group[a]	1,910,614
246,690	Synovus Financial Corporation	7,602,986
104,270	Talmer Bancorp, Inc.	1,746,522
147,860	Terreno Realty Corporation	2,912,842
129,510	Western Alliance Bancorp[a]	4,372,258

	Total	73,831,990

Health Care (12.2%)
63,320	Acorda Therapeutics, Inc.[a]	2,110,456
66,500	Akorn, Inc.[a,b]	2,903,390
49,980	Align Technology, Inc.[a]	3,134,246
158,460	AMN Healthcare Services, Inc.[a]	5,005,752
162,490	Depomed, Inc.[a]	3,487,035
191,422	ExamWorks Group, Inc.[a]	7,484,600
41,420	Neurocrine Biosciences, Inc.[a]	1,978,219
86,930	NuVasive, Inc.[a]	4,118,743
68,900	Teleflex, Inc.	9,332,505

	Total	39,554,946

Industrials (18.5%)
99,930	CLARCOR, Inc.	6,219,643
65,890	Curtiss-Wright Corporation	4,773,072
152,814	EMCOR Group, Inc.	7,299,925
53,880	Esterline Technologies Corporation[a]	5,136,919
117,686	Granite Construction, Inc.	4,179,030
103,124	HNI Corporation	5,274,793
82,230	Huron Consulting Group, Inc.[a]	5,763,501
190,970	Korn/Ferry International	6,640,027
204,250	Progressive Waste Solutions, Ltd.	5,484,112
14,960	Proto Labs, Inc.[a,b]	1,009,501
60,400	Raven Industries, Inc.	1,227,932
110,320	Ritchie Brothers Auctioneers, Inc.[b]	3,080,134
61,960	Tennant Company	4,048,466

	Total	60,137,055

Information Technology (16.2%)
32,280	Arista Networks, Inc.[a,b]	2,638,567
365,970	Atmel Corporation	3,606,634
118,510	Broadridge Financial Solutions, Inc.	5,926,685
20,020	DST Systems, Inc.	2,522,120
35,910	Envestnet, Inc.[a]	1,451,841
62,207	FARO Technologies, Inc.[a]	2,905,067
47,270	FEI Company	3,920,101
81,620	Guidewire Software, Inc.[a]	4,320,147
97,280	Microsemi Corporation[a]	3,399,936
153,150	National Instruments Corporation	4,511,799
61,695	Plantronics, Inc.	3,474,046
66,100	Textura Corporation[a,b]	1,839,563
105,460	Veeco Instruments, Inc.[a]	3,030,920
173,802	Virtusa Corporation[a]	8,933,423

	Total	52,480,849

Materials (2.6%)
16,110	Balchem Corporation	897,649
98,550	Chemtura Corporation[a]	2,789,950
30,860	Eagle Materials, Inc.	2,355,544
216,240	Horsehead Holding Corporation[a,b]	2,534,333

	Total	8,577,476

Utilities (2.3%)
56,300	Dynegy, Inc.[a]	1,646,775
39,260	Laclede Group, Inc.	2,043,876
47,750	NorthWestern Corporation	2,327,812
46,960	Portland General Electric Company	1,557,194

	Total	7,575,657

	Total Common Stock (cost $238,561,093)	292,157,708

	Mutual Funds (6.7%)
Equity Mutual Funds (6.7%)
38,300	iShares Russell 2000 Index Fund[b]	4,782,138
93,120	Market Vectors Oil Service ETF[b]	3,249,888
44,070	iShares Russell 2000 Growth Index Fund[b]	6,812,340
140,720	Materials Select Sector SPDR Fund	6,809,441

	Total	21,653,807

	Total Mutual Funds (cost $21,316,895)	21,653,807

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (12.4%)	Value
40,360,914	Thrivent Cash Management Trust	$40,360,914

	Total Collateral Held for Securities Loaned (cost $40,360,914)	40,360,914

Shares or Principal Amount	Short-Term Investments (3.6%)[c]
	Thrivent Cash Management Trust
11,649,734	0.070%	11,649,734

	Total Short-Term Investments (at amortized cost)	11,649,734

	Total Investments (cost $311,888,636) 112.6%	$365,822,163

	Other Assets and Liabilities, Net (12.6%)	(40,824,166)

	Total Net Assets 100.0%	$324,997,997

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$65,570,792
Gross unrealized depreciation	(11,658,091)

Net unrealized appreciation (depreciation)	$53,912,701

Cost for federal income tax purposes	$311,909,462

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	37,520,561	37,520,561	—	—
Consumer Staples	6,265,548	6,265,548	—	—
Energy	6,213,626	5,146,950	1,066,676	—
Financials	73,831,990	73,831,990	—	—
Health Care	39,554,946	39,554,946	—	—
Industrials	60,137,055	60,137,055	—	—
Information Technology	52,480,849	52,480,849	—	—
Materials	8,577,476	8,577,476	—	—
Utilities	7,575,657	7,575,657	—	—
Mutual Funds
Equity Mutual Funds	21,653,807	21,653,807	—	—
Collateral Held for Securities Loaned	40,360,914	40,360,914	—	—
Short-Term Investments	11,649,734	11,649,734	—	—

Total	$365,822,163	$364,755,487	$1,066,676	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$24,447,972	$73,235,194	$57,322,252	40,360,914	$40,360,914	$101,582
Cash Management Trust-Short Term Investment	14,077,311	51,485,586	53,913,163	11,649,734	11,649,734	3,239
Total Value and Income Earned	38,525,283				52,010,648	104,821

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

			% of Net
Shares	Common Stock (95.4%)	Value	Assets
Consumer Discretionary (14.6%)
9,300	Cracker Barrel Old Country Store, Inc.[a]	$1,387,188	0.5%
14,900	G-III Apparel Group, Ltd.[b]	1,048,215	0.4%
10,450	Helen of Troy, Ltd.[b]	1,018,771	0.3%
14,650	Jack in the Box, Inc.	1,291,544	0.4%
8,950	Lithia Motors, Inc.	1,012,782	0.3%
10,800	Marriott Vacations Worldwide Corporation	990,900	0.3%
17,800	Men’s Wearhouse, Inc.	1,140,446	0.4%
17,112	Pool Corporation	1,200,920	0.4%
21,775	Steven Madden, Ltd.[b]	931,535	0.3%
40,350	Wolverine World Wide, Inc.	1,149,168	0.4%
	Other Securities^	30,696,448	10.9%

	Total	41,867,917

Consumer Staples (2.5%)
64,450	Darling Ingredients, Inc.[b]	944,837	0.3%
	Other Securities^	6,269,535	2.2%

	Total	7,214,372

Energy (3.1%)
	Other Securities^	8,881,810	3.1%

	Total	8,881,810

Financials (22.4%)
78,317	DiamondRock Hospitality Company	1,003,241	0.4%
22,250	EPR Properties	1,218,855	0.4%
67,750	F.N.B. Corporation	970,180	0.3%
29,046	Geo Group, Inc.	992,211	0.3%
22,800	Interactive Brokers Group, Inc.	947,568	0.3%
14,600	MarketAxess Holdings, Inc.	1,354,442	0.5%
81,550	Medical Properties Trust, Inc.	1,069,121	0.4%
21,350	Post Properties, Inc.	1,160,799	0.4%
18,950	PRA Group, Inc.[a,b]	1,180,775	0.4%
27,600	PrivateBancorp, Inc.	1,099,032	0.4%
21,550	ProAssurance Corporation	995,825	0.3%
13,950	Sovran Self Storage, Inc.	1,212,394	0.4%
71,050	Susquehanna Bancshares, Inc.	1,003,226	0.4%
17,850	Texas Capital Bancshares, Inc.[b]	1,110,984	0.4%
24,850	United Bankshares, Inc.[a]	999,715	0.3%
18,450	Wintrust Financial Corporation	984,861	0.3%
	Other Securities^	47,062,099	16.5%

	Total	64,365,328

Health Care (12.9%)
14,650	ABIOMED, Inc.[b]	962,945	0.3%
18,800	AmSurg Corporation[b]	1,315,060	0.5%
26,050	Impax Laboratories, Inc.[b]	1,196,216	0.4%
21,500	Medidata Solutions, Inc.[b]	1,167,880	0.4%
21,450	PAREXEL International Corporation[b]	1,379,449	0.5%
20,450	Prestige Brands Holdings, Inc.[b]	945,608	0.3%
28,000	West Pharmaceutical Services, Inc.	1,626,240	0.6%
	Other Securities^	28,489,601	9.9%

	Total	37,082,999

Industrials (15.7%)
5,250	Allegiant Travel Company	933,870	0.3%
18,600	Curtiss-Wright Corporation	1,347,384	0.5%
24,450	EMCOR Group, Inc.	1,167,977	0.4%
17,250	EnerSys	1,212,502	0.4%
15,150	Moog, Inc.[b]	1,070,802	0.4%
21,500	Toro Company	1,457,270	0.5%
	Other Securities^	37,952,416	13.2%

	Total	45,142,221

Information Technology (15.2%)
18,300	Blackbaud, Inc.	1,042,185	0.4%
17,550	Dealertrack Technologies, Inc.[b]	1,101,965	0.4%
17,900	j2 Global, Inc.	1,216,126	0.4%
37,150	Microsemi Corporation[b]	1,298,392	0.5%
14,300	Synaptics, Inc.[b]	1,240,311	0.4%
17,050	ViaSat, Inc.[b]	1,027,433	0.4%
	Other Securities^	36,645,403	12.7%

	Total	43,571,815

Materials (5.0%)
	Other Securities^	14,233,293	5.0%

	Total	14,233,293

Telecommunications Services (0.7%)
	Other Securities^	2,023,313	0.7%

	Total	2,023,313

Utilities (3.3%)
30,750	Piedmont Natural Gas Company, Inc.[a]	1,085,782	0.4%
18,250	Southwest Gas Corporation	971,083	0.3%
22,216	UIL Holdings Corporation	1,017,937	0.4%
	Other Securities^	6,407,256	2.2%

	Total	9,482,058

	Total Common Stock (cost $182,705,718)	273,865,126

	Collateral Held for Securities Loaned (8.3%)
23,935,556	Thrivent Cash Management Trust	23,935,556	8.3%

	Total Collateral Held for Securities Loaned (cost $23,935,556)	23,935,556

Shares or Principal Amount	Short-Term Investments (4.6%)[c]
	Thrivent Cash Management Trust
12,172,331	0.070%[d]	12,172,331	4.2%
	Federal Home Loan Bank Discount Notes
1,000,000	0.065%, 8/14/2015[d]	999,921	0.4%

	Total Short-Term Investments (at amortized cost)	13,172,252

	Total Investments (cost $219,813,526) 108.3%	$310,972,934

	Other Assets and Liabilities, Net (8.3%)	(23,892,297)

	Total Net Assets 100.0%	$287,080,637

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $999,921 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$99,177,065
Gross unrealized depreciation	(12,024,078)

Net unrealized appreciation (depreciation)	$87,152,987

Cost for federal income tax purposes	$223,819,947

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,867,917	41,867,917	—	—
Consumer Staples	7,214,372	7,214,372	—	—
Energy	8,881,810	8,881,810	—	—
Financials	64,365,328	64,365,328	—	—
Health Care	37,082,999	37,082,999	—	—
Industrials	45,142,221	45,142,221	—	—
Information Technology	43,571,815	43,571,815	—	—
Materials	14,233,293	14,233,293	—	—
Telecommunications Services	2,023,313	2,023,313	—	—
Utilities	9,482,058	9,482,058	—	—
Collateral Held for Securities Loaned	23,935,556	23,935,556	—	—
Short-Term Investments	13,172,252	12,172,331	999,921	—

Total	$310,972,934	$309,973,013	$999,921	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	81,927	81,927	—	—

Total Liability Derivatives	$81,927	$81,927	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	100	September 2015	$12,585,927	$12,504,000	($81,927)
Total Futures Contracts					($81,927)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$81,927
Total Equity Contracts		81,927

Total Liability Derivatives		$81,927

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,034,864
Total Equity Contracts		2,034,864

Total		$2,034,864

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(805,429)
Total Equity Contracts		(805,429)

Total		($805,429)

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$15,362,480	5.5%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$23,621,082	$42,524,707	$42,210,233	23,935,556	$23,935,556	$104,625
Cash Management Trust-Short Term Investment	13,989,739	24,290,109	26,107,517	12,172,331	12,172,331	4,691
Total Value and Income Earned	37,610,821				36,107,887	109,316

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.2%)	Value
Consumer Discretionary (20.5%)
66,306	Delphi Automotive plc	$5,641,978
76,147	Dollar Tree, Inc.[a]	6,014,852
20,450	Domino’s Pizza, Inc.	2,319,030
39,008	Harman International Industries, Inc.	4,639,611
191,250	Jarden Corporation[a]	9,897,187
70,220	Limited Brands, Inc.	6,019,961
84,242	Marriott International, Inc.	6,266,762
40,022	O’Reilly Automotive, Inc.[a]	9,044,172
58,310	PVH Corporation	6,717,312
18,290	Ralph Lauren Corporation	2,420,864
164,364	Ross Stores, Inc.	7,989,734
79,279	Starwood Hotels & Resorts Worldwide, Inc.	6,428,734
65,066	Toll Brothers, Inc.[a]	2,484,871
48,065	Tractor Supply Company	4,322,966
18,425	Ulta Salon Cosmetics & Fragrance, Inc.[a]	2,845,741
54,733	Under Armour, Inc.[a]	4,566,922
35,541	VF Corporation	2,478,629

	Total	90,099,326

Consumer Staples (4.7%)
123,900	Hain Celestial Group, Inc.[a]	8,160,054
53,095	Monster Beverage Corporation[a]	7,115,792
69,034	United Natural Foods, Inc.[a]	4,396,085
23,627	Whole Foods Market, Inc.	931,849

	Total	20,603,780

Energy (4.1%)
34,083	Concho Resources, Inc.[a]	3,880,690
62,980	Helmerich & Payne, Inc.	4,435,052
33,596	HollyFrontier Corporation	1,434,213
206,610	Patterson-UTI Energy, Inc.	3,887,367
36,303	SM Energy Company	1,674,294
130,379	Southwestern Energy Company[a]	2,963,515

	Total	18,275,131

Financials (8.9%)
45,614	Affiliated Managers Group, Inc.[a]	9,971,220
114,856	First Republic Bank	7,239,374
25,522	Intercontinental Exchange, Inc.	5,706,974
26,148	Lazard, Ltd.	1,470,563
490,140	SLM Corporation[a]	4,837,682
18,070	SVB Financial Group[a]	2,601,719
113,097	TD Ameritrade Holding Corporation	4,164,232
97,688	Zions Bancorporation	3,100,129

	Total	39,091,893

Health Care (17.3%)
22,703	Actavis, Inc.[a]	6,889,452
70,064	AmerisourceBergen Corporation	7,450,606
77,532	BioMarin Pharmaceutical, Inc.[a]	10,604,827
49,008	Cerner Corporation[a]	3,384,493
22,772	Cooper Companies, Inc.	4,052,733
154,260	Envision Healthcare Holdings, Inc.[a]	6,090,185
15,150	Mettler-Toledo International, Inc.[a]	5,173,119
96,520	Mylan NVa,b	6,549,847
41,331	Perrigo Company plc	7,639,209
61,771	Team Health Holdings, Inc.[a]	4,035,499
43,921	Teleflex, Inc.	5,949,099
44,063	Universal Health Services, Inc.	6,261,352
16,872	Vertex Pharmaceuticals, Inc.[a]	2,083,355

	Total	76,163,776

Industrials (13.3%)
53,072	B/E Aerospace, Inc.	2,913,653
29,306	Fastenal Company[b]	1,236,127
116,802	Fortune Brands Home and Security, Inc.	5,351,868
46,451	Graco, Inc.	3,299,415
57,032	JB Hunt Transport Services, Inc.	4,681,757
38,780	Manpower, Inc.	3,466,156
68,886	Nielsen NV	3,084,026
48,890	Old Dominion Freight Line, Inc.[a]	3,354,098
146,701	Robert Half International, Inc.	8,141,905
27,095	Roper Industries, Inc.	4,672,804
117,662	Southwest Airlines Company	3,893,436
78,586	Stericycle, Inc.[a]	10,523,451
45,514	United Rentals, Inc.[a]	3,987,937

	Total	58,606,633

Information Technology (22.6%)
103,820	Agilent Technologies, Inc.	4,005,375
162,591	Amphenol Corporation	9,425,400
57,582	ANSYS, Inc.[a]	5,253,782
80,840	ARM Holdings plc ADR	3,982,987
134,682	Ciena Corporation[a,b]	3,189,270
46,180	Criteo SAa	2,201,401
39,070	Demandware, Inc.[a,b]	2,777,096
26,220	F5 Networks, Inc.[a]	3,155,577
220,392	Fortinet, Inc.[a]	9,108,801
66,604	Gartner, Inc.[a]	5,713,291
89,651	HomeAway, Inc.[a]	2,789,939
20,792	IAC/InterActiveCorporation	1,656,291
58,064	Imperva, Inc.[a]	3,930,933
51,776	Keysight Technologies, Inc.[a]	1,614,893
47,783	Nice Systems, Ltd. ADR	3,038,521
106,298	NXP Semiconductors NVa	10,438,463
20,720	Palo Alto Networks, Inc.[a]	3,619,784
201,083	QLIK Technologies, Inc.[a]	7,029,862
75,541	ServiceNow, Inc.[a]	5,613,452
41,944	Skyworks Solutions, Inc.	4,366,370
51,517	Synopsys, Inc.[a]	2,609,336
23,020	Ultimate Software Group, Inc.[a]	3,783,107

	Total	99,303,931

Materials (2.9%)
45,337	Airgas, Inc.	4,795,748
31,331	Celanese Corporation	2,252,072
86,152	FMC Corporation	4,527,288
74,083	Silver Wheaton Corporation	1,284,599

	Total	12,859,707

Telecommunications Services (1.9%)
30,698	Level 3 Communications, Inc.[a]	1,616,863
59,736	SBA Communications Corporation[a]	6,867,848

	Total	8,484,711

	Total Common Stock (cost $295,339,008)	423,488,888

	Collateral Held for Securities Loaned (3.1%)
13,749,175	Thrivent Cash Management Trust	13,749,175

	Total Collateral Held for Securities Loaned (cost $13,749,175)	13,749,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
	Thrivent Cash Management Trust
17,253,933	0.070%	$17,253,933

	Total Short-Term Investments (at amortized cost)	17,253,933

	Total Investments (cost $326,342,116) 103.2%	$454,491,996

	Other Assets and Liabilities, Net (3.2%)	(14,145,167)

	Total Net Assets 100.0%	$440,346,829

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$133,750,498
Gross unrealized depreciation	(6,032,989)

Net unrealized appreciation (depreciation)	$127,717,509

Cost for federal income tax purposes	$326,774,487

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	90,099,326	90,099,326	—	—
Consumer Staples	20,603,780	20,603,780	—	—
Energy	18,275,131	18,275,131	—	—
Financials	39,091,893	39,091,893	—	—
Health Care	76,163,776	76,163,776	—	—
Industrials	58,606,633	58,606,633	—	—
Information Technology	99,303,931	99,303,931	—	—
Materials	12,859,707	12,859,707	—	—
Telecommunications Services	8,484,711	8,484,711	—	—
Collateral Held for Securities Loaned	13,749,175	13,749,175	—	—
Short-Term Investments	17,253,933	17,253,933	—	—

Total	$454,491,996	$454,491,996	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$3,029,925	$46,929,102	$36,209,852	13,749,175	$13,749,175	$2,641
Cash Management Trust-Short Term Investment	19,034,912	47,025,273	48,806,252	17,253,933	17,253,933	6,140
Total Value and Income Earned	22,064,837				31,003,108	8,781

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.1%)
113,563	Best Buy Company, Inc.	$3,703,289
95,649	Discovery Communications, Inc., Class Aa	3,181,286
32,977	Fossil, Inc.[a]	2,287,285
170,801	Gap, Inc.	6,519,474
50,657	GNC Holdings, Inc.	2,253,223
78,346	Kate Spade & Company[a]	1,687,573
7,839	Liberty Broadband Corporation[a]	401,043
52,678	Liberty Interactive Corporation[a]	1,461,815
57,228	Liberty Media Corporation[a]	2,054,485
267,230	MGM Resorts International[a]	4,876,948
12,946	Mohawk Industries, Inc.[a]	2,471,391
42,488	Ralph Lauren Corporation	5,623,712
54,396	Scripps Networks Interactive, Inc.	3,555,867
312,695	Staples, Inc.	4,787,360
12,459	Starwood Hotels & Resorts Worldwide, Inc.	1,010,300
61,286	Vista Outdoor, Inc.[a]	2,751,741

	Total	48,626,792

Consumer Staples (6.7%)
130,743	ConAgra Foods, Inc.	5,716,084
33,524	Energizer Holdings, Inc.	4,410,082
32,016	Mead Johnson Nutrition Company	2,888,483
55,257	Molson Coors Brewing Company	3,857,491
118,993	Tyson Foods, Inc.	5,072,672
127,361	Whole Foods Market, Inc.	5,023,118

	Total	26,967,930

Energy (7.0%)
77,506	Cameron International Corporation[a]	4,058,989
27,459	Concho Resources, Inc.[a]	3,126,482
121,038	Devon Energy Corporation	7,200,550
31,701	Pioneer Natural Resources Company	4,396,612
271,878	Southwestern Energy Company[a]	6,179,787
248,793	Weatherford International, Ltd.[a]	3,052,690

	Total	28,015,110

Financials (29.1%)
94,839	Arthur J. Gallagher & Company	4,485,885
266,896	Brixmor Property Group, Inc.	6,173,304
233,709	Citizens Financial Group, Inc.	6,382,593
292,539	DDR Corporation	4,522,653
28,291	Everest Re Group, Ltd.	5,149,245
197,429	Fifth Third Bancorp	4,110,472
218,678	First Horizon National Corporation	3,426,684
336,229	Genworth Financial, Inc.[a]	2,545,254
497,613	Huntington Bancshares, Inc.	5,628,003
27,549	Invesco, Ltd.	1,032,812
136,852	Lincoln National Corporation	8,104,375
45,922	Mid-America Apartment Communities, Inc.	3,343,581
396,430	Navient Corporation	7,218,990
29,732	PacWest Bancorp	1,390,268
81,713	Principal Financial Group, Inc.	4,191,060
146,986	Prologis, Inc.	5,453,181
138,412	Raymond James Financial, Inc.	8,246,587
138,309	RLJ Lodging Trust	4,118,842
481,304	SLM Corporation[a]	4,750,470
223,398	Starwood Property Trust, Inc.	4,818,695
80,008	Validus Holdings, Ltd.	3,519,552
88,824	Voya Financial, Inc.	4,127,651
39,721	W.R. Berkley Corporation	2,062,712
132,813	XL Group plc	4,940,644
217,567	Zions Bancorporation	6,904,489

	Total	116,648,002

Health Care (7.6%)
173,554	Allscripts Healthcare Solutions, Inc.[a]	2,374,219
27,514	Cardinal Health, Inc.	2,301,546
91,956	Endo International plc[a]	7,324,295
81,681	Envision Healthcare Holdings, Inc.[a]	3,224,766
43,633	Laboratory Corporation of America Holdings[a]	5,289,192
71,846	Mylan NVa	4,875,470
48,899	Zimmer Holdings, Inc.	5,341,238

	Total	30,730,726

Industrials (12.6%)
62,370	Armstrong World Industries, Inc.[a]	3,323,074
34,355	Dover Corporation	2,411,034
117,152	Fortune Brands Home and Security, Inc.	5,367,905
298,561	Hertz Global Holdings, Inc.[a]	5,409,925
86,801	Jacobs Engineering Group, Inc.[a]	3,525,857
40,548	Kansas City Southern	3,697,978
46,715	Kirby Corporation[a]	3,581,172
151,106	Terex Corporation	3,513,214
106,569	Textron, Inc.	4,756,174
40,533	Triumph Group, Inc.	2,674,773
103,073	Tyco International plc	3,966,249
156,442	United Continental Holdings, Inc.[a]	8,292,990

	Total	50,520,345

Information Technology (11.7%)
341,773	Atmel Corporation	3,368,173
429,337	Brocade Communications Systems, Inc.	5,100,523
40,356	Citrix Systems, Inc.[a]	2,831,377
53,730	Fidelity National Information Services, Inc.	3,320,514
198,851	JDS Uniphase Corporation[a]	2,302,695
132,786	Maxim Integrated Products, Inc.	4,591,076
76,425	Microchip Technology, Inc.	3,624,456
87,669	NetApp, Inc.	2,766,834
140,886	Pandora Media, Inc.[a]	2,189,368
59,167	VMware, Inc.[a]	5,072,979
52,457	Western Digital Corporation	4,113,678
18,354	WEX, Inc.[a]	2,091,805
256,446	Xerox Corporation	2,728,585
63,089	Xilinx, Inc.	2,786,010

	Total	46,888,073

Materials (6.2%)
110,317	Axalta Coating Systems, Ltd.[a]	3,649,286
69,955	Celanese Corporation	5,028,366
80,755	CF Industries Holdings, Inc.	5,190,931
25,493	Martin Marietta Materials, Inc.	3,607,515
72,929	Packaging Corporation of America	4,557,333
141,013	Steel Dynamics, Inc.	2,921,084

	Total	24,954,515

Utilities (6.0%)
180,117	FirstEnergy Corporation	5,862,808
177,399	NRG Energy, Inc.	4,058,889
73,985	PG&E Corporation	3,632,664
68,408	SCANA Corporation	3,464,865

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (99.0%)	Value
Utilities (6.0%) - continued
72,958	Sempra Energy	$7,218,465

	Total	24,237,691

	Total Common Stock (cost $370,276,103)	397,589,184

Shares or Principal Amount	Short-Term Investments (1.2%)[b]
	Thrivent Cash Management Trust
4,663,419	0.070%	4,663,419

	Total Short-Term Investments (at amortized cost)	4,663,419

	Total Investments (cost $374,939,522) 100.2%	$402,252,603

	Other Assets and Liabilities, Net (0.2%)	(795,315)

	Total Net Assets 100.0%	$401,457,288

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$43,805,658
Gross unrealized depreciation	(17,551,426)

Net unrealized appreciation (depreciation)	$26,254,232

Cost for federal income tax purposes	$375,998,371

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	48,626,792	48,626,792	—	—
Consumer Staples	26,967,930	26,967,930	—	—
Energy	28,015,110	28,015,110	—	—
Financials	116,648,002	116,648,002	—	—
Health Care	30,730,726	30,730,726	—	—
Industrials	50,520,345	50,520,345	—	—
Information Technology	46,888,073	46,888,073	—	—
Materials	24,954,515	24,954,515	—	—
Utilities	24,237,691	24,237,691	—	—
Short-Term Investments	4,663,419	4,663,419	—	—

Total	$402,252,603	$402,252,603	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$20,179,241	$60,170,941	$75,686,763	4,663,419	$4,663,419	$4,340
Total Value and Income Earned	20,179,241				4,663,419	4,340

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (92.8%)	Value
Consumer Discretionary (9.1%)
167,650	Cheesecake Factory, Inc.	$9,142,793
269,850	DISH Network Corporation[a]	18,271,544
90,150	Harman International Industries, Inc.	10,722,441
150,600	Scripps Networks Interactive, Inc.	9,844,722
401,600	Time, Inc.	9,240,816
318,950	Toll Brothers, Inc.[a]	12,180,700

	Total	69,403,016

Consumer Staples (3.6%)
120,850	Ingredion, Inc.	9,645,038
135,500	Keurig Green Mountain, Inc.	10,383,365
107,900	Molson Coors Brewing Company	7,532,499

	Total	27,560,902

Energy (4.6%)
38,550	Cameron International Corporation[a]	2,018,863
22,800	Cimarex Energy Company	2,515,068
133,700	Denbury Resources, Inc.[b]	850,332
19,250	Dril-Quip, lnc.[a]	1,448,562
17,200	Energen Corporation	1,174,760
31,800	Ensco plc	708,186
19,120	EQT Corporation	1,555,221
18,950	Gulfport Energy Corporation[a]	762,738
80,350	Helix Energy Solutions Group, Inc.[a]	1,014,820
51,800	HollyFrontier Corporation	2,211,342
28,000	National Oilwell Varco, Inc.	1,351,840
46,400	Newfield Exploration Company[a]	1,675,968
43,950	Noble Energy, Inc.	1,875,786
34,650	Oceaneering International, Inc.	1,614,344
30,850	Oil States International, Inc.[a]	1,148,546
66,500	Patterson-UTI Energy, Inc.	1,251,197
50,200	Rowan Companies plc	1,059,722
29,150	SM Energy Company	1,344,398
116,100	Superior Energy Services, Inc.	2,442,744
14,100	Tesoro Corporation	1,190,181
94,450	Weatherford International, Ltd.[a]	1,158,902
28,450	Western Refining, Inc.	1,240,989
31,050	Whiting Petroleum Corporation[a]	1,043,280
41,000	World Fuel Services Corporation	1,965,950

	Total	34,623,739

Financials (23.3%)
485,700	Assured Guaranty, Ltd.	11,651,943
328,600	Brixmor Property Group, Inc.	7,600,518
106,950	Camden Property Trust	7,944,246
116,850	Digital Realty Trust, Inc.	7,791,558
494,150	Duke Realty Corporation	9,176,366
251,450	First Republic Bank	15,848,894
601,798	Host Hotels & Resorts, Inc.	11,933,654
1,765,650	Huntington Bancshares, Inc.	19,969,501
789,100	KeyCorp	11,852,282
20,624	Lazard, Ltd.	1,159,894
98,650	M&T Bank Corporation	12,324,344
320,550	NASDAQ OMX Group, Inc.	15,646,046
218,283	Northern Trust Corporation	16,689,918
192,600	Raymond James Financial, Inc.	11,475,108
512,022	Zions Bancorporation	16,249,018

	Total	177,313,290

Health Care (16.3%)
274,750	Acorda Therapeutics, Inc.[a]	9,157,418
639,950	Allscripts Healthcare Solutions, Inc.[a]	8,754,516
90,332	C.R. Bard, Inc.	15,419,672
98,750	Centene Corporation[a]	7,939,500
59,750	Edwards Lifesciences Corporation[a]	8,510,192
453,600	Hologic, Inc.[a]	17,264,016
81,700	Illumina, Inc.[a]	17,840,012
61,950	Medivation, Inc.[a]	7,074,690
139,050	Universal Health Services, Inc.	19,759,005
97,550	Waters Corporation[a]	12,523,469

	Total	124,242,490

Industrials (12.4%)
514,244	ADT Corporation[b]	17,263,171
178,200	Flowserve Corporation	9,384,012
102,300	Huntington Ingalls Industries, Inc.	11,517,957
93,508	Manpower, Inc.	8,357,745
394,434	Oshkosh Corporation	16,716,113
574,350	Southwest Airlines Company	19,005,241
98,100	WABCO Holdings, Inc.[a]	12,136,932

	Total	94,381,171

Information Technology (19.1%)
96,750	Alliance Data Systems Corporation[a]	28,245,195
1,015,333	Applied Materials, Inc.	19,514,700
185,454	eBay, Inc.[a]	11,171,749
460,132	Juniper Networks, Inc.	11,949,628
347,100	NetApp, Inc.	10,954,476
1,243,616	NVIDIA Corporation	25,009,118
302,950	Progress Software Corporation[a]	8,331,125
240,300	Red Hat, Inc.[a]	18,245,979
610,672	Teradyne, Inc.	11,779,863

	Total	145,201,833

Materials (2.9%)
314,100	Owens-Illinois, Inc.[a]	7,205,454
729,850	Steel Dynamics, Inc.	15,118,843

	Total	22,324,297

Utilities (1.5%)
282,900	Public Service Enterprise Group, Inc.	11,112,312

	Total	11,112,312

	Total Common Stock (cost $546,901,276)	706,163,050

	Collateral Held for Securities Loaned (2.4%)
18,565,385	Thrivent Cash Management Trust	18,565,385

	Total Collateral Held for Securities Loaned (cost $18,565,385)	18,565,385

Shares or Principal Amount	Short-Term Investments (7.1%)[c]	Value
	Thrivent Cash Management Trust
53,797,722	0.070%	53,797,722

	Total Short-Term Investments (at amortized cost)	53,797,722

	Total Investments (cost $619,264,383) 102.3%	$778,526,157

	Other Assets and Liabilities, Net (2.3%)	(17,507,568)

	Total Net Assets 100.0%	$761,018,589

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$179,793,205
Gross unrealized depreciation	(21,166,178)

Net unrealized appreciation (depreciation)	$158,627,027

Cost for federal income tax purposes	$619,899,130

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,403,016	69,403,016	—	—
Consumer Staples	27,560,902	27,560,902	—	—
Energy	34,623,739	34,623,739	—	—
Financials	177,313,290	177,313,290	—	—
Health Care	124,242,490	124,242,490	—	—
Industrials	94,381,171	94,381,171	—	—
Information Technology	145,201,833	145,201,833	—	—
Materials	22,324,297	22,324,297	—	—
Utilities	11,112,312	11,112,312	—	—
Collateral Held for Securities Loaned	18,565,385	18,565,385	—	—
Short-Term Investments	53,797,722	53,797,722	—	—

Total	$778,526,157	$778,526,157	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$29,599,525	$68,959,468	$79,993,608	18,565,385	$18,565,385	$19,839
Cash Management Trust-Short Term Investment	38,432,404	58,601,324	43,236,006	53,797,722	53,797,722	16,261
Total Value and Income Earned	68,031,929				72,363,107	36,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

			% of Net
Shares	Common Stock (96.3%)	Value	Assets
Consumer Discretionary (13.7%)
7,400	Advance Auto Parts, Inc.	$1,178,746	0.7%
14,250	Foot Locker, Inc.	954,892	0.6%
18,300	Jarden Corporation[a]	947,025	0.6%
31,050	LKQ Corporation[a]	939,107	0.6%
6,250	Polaris Industries, Inc.	925,687	0.5%
8,150	Signet Jewelers, Ltd.	1,045,156	0.6%
8,730	Williams-Sonoma, Inc.	718,217	0.4%
	Other Securities^	16,591,350	9.7%

	Total	23,300,180

Consumer Staples (4.0%)
13,370	Church & Dwight Company, Inc.	1,084,708	0.6%
6,250	Energizer Holdings, Inc.	822,188	0.5%
10,400	Hain Celestial Group, Inc.[a]	684,944	0.4%
17,750	WhiteWave Foods Company[a]	867,620	0.5%
	Other Securities^	3,375,996	2.0%

	Total	6,835,456

Energy (4.4%)
7,850	Dresser-Rand Group, Inc.[a]	668,663	0.4%
20,040	HollyFrontier Corporation	855,508	0.5%
	Other Securities^	5,937,054	3.5%

	Total	7,461,225

Financials (23.3%)
1,550	Alleghany Corporation[a]	726,578	0.4%
17,100	Arthur J. Gallagher & Company	808,830	0.5%
4,560	Everest Re Group, Ltd.	829,966	0.5%
11,300	Extra Space Storage, Inc.	736,986	0.4%
6,900	Federal Realty Investment Trust	883,821	0.5%
9,800	HCC Insurance Holdings, Inc.	753,032	0.4%
4,500	Jones Lang LaSalle, Inc.	769,500	0.5%
11,450	MSCI, Inc.	704,748	0.4%
45,311	New York Community Bancorp, Inc.[b]	832,816	0.5%
13,025	Raymond James Financial, Inc.	776,029	0.5%
5,200	Signature Bank[a]	761,228	0.5%
5,180	SVB Financial Group[a]	745,816	0.4%
26,503	UDR, Inc.	848,891	0.5%
	Other Securities^	29,444,404	17.3%

	Total	39,622,645

Health Care (8.9%)
12,200	Centene Corporation[a]	980,880	0.6%
12,066	Community Health Systems, Inc.[a]	759,796	0.5%
4,950	Cooper Companies, Inc.	880,951	0.5%
24,950	Hologic, Inc.[a]	949,597	0.6%
9,550	Mednax, Inc.[a]	707,750	0.4%
2,800	Mettler-Toledo International, Inc.[a]	956,088	0.6%
9,920	Omnicare, Inc.	934,960	0.6%
14,350	ResMed, Inc.[b]	808,909	0.5%
4,700	United Therapeutics Corporation[a]	817,565	0.5%
	Other Securities^	7,287,093	4.1%

	Total	15,083,589

Industrials (14.5%)
4,400	Acuity Brands, Inc.	791,912	0.5%
13,260	Alaska Air Group, Inc.	854,342	0.5%
16,350	Fortune Brands Home and Security, Inc.	749,157	0.4%
8,020	Manpower, Inc.	716,828	0.4%
7,000	Towers Watson & Company	880,600	0.5%
9,900	Wabtec Corporation	932,976	0.5%
	Other Securities^	19,707,192	11.7%

	Total	24,633,007

Information Technology (15.9%)
9,200	ANSYS, Inc.[a]	839,408	0.5%
16,350	CDK Global, Inc.	882,573	0.5%
8,500	Gartner, Inc.[a]	729,130	0.4%
6,750	Global Payments, Inc.	698,287	0.4%
29,750	Sunedison, Inc.[a]	889,823	0.5%
15,780	Synopsys, Inc.[a]	799,257	0.5%
	Other Securities^	22,179,431	13.1%

	Total	27,017,909

Materials (7.2%)
6,350	Ashland, Inc.	774,065	0.4%
14,300	Rock-Tenn Company	860,860	0.5%
	Other Securities^	10,593,059	6.3%

	Total	12,227,984

Telecommunications Services (0.2%)
	Other Securities^	293,853	0.2%

	Total	293,853

Utilities (4.2%)
	Other Securities^	7,238,607	4.2%

	Total	7,238,607

	Total Common Stock (cost $121,958,930)	163,714,455

	Collateral Held for Securities Loaned (3.8%)
6,400,412	Thrivent Cash Management Trust	6,400,412	3.8%

	Total Collateral Held for Securities Loaned (cost $6,400,412)	6,400,412

Shares or Principal Amount	Short-Term Investments (3.6%)[c]
	Thrivent Cash Management Trust
5,099,683	0.070%[d]	5,099,683	3.0%
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.070%, 7/20/2015[d]	999,963	0.6%

	Total Short-Term Investments (at amortized cost)	6,099,646

	Total Investments (cost $134,458,988) 103.7%	$176,214,513

	Other Assets and Liabilities, Net (3.7%)	(6,263,648)

	Total Net Assets 100.0%	$169,950,865

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $799,970 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,935,238
Gross unrealized depreciation	(4,610,324)

Net unrealized appreciation (depreciation)	$40,324,914

Cost for federal income tax purposes	$135,889,599

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	23,300,180	23,300,180	—	—
Consumer Staples	6,835,456	6,835,456	—	—
Energy	7,461,225	7,461,225	—	—
Financials	39,622,645	39,622,645	—	—
Health Care	15,083,589	15,083,589	—	—
Industrials	24,633,007	24,633,007	—	—
Information Technology	27,017,909	27,017,909	—	—
Materials	12,227,984	12,227,984	—	—
Telecommunications Services	293,853	293,853	—	—
Utilities	7,238,607	7,238,607	—	—
Collateral Held for Securities Loaned	6,400,412	6,400,412	—	—
Short-Term Investments	6,099,646	5,099,683	999,963	—

Total	$176,214,513	$175,214,550	$999,963	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	101,704	101,704	—	—

Total Liability Derivatives	$101,704	$101,704	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	40	September 2015	$6,094,104	$5,992,400	($101,704)
Total Futures Contracts					($101,704)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$101,704
Total Equity Contracts		101,704

Total Liability Derivatives		$101,704

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,965,325
Total Equity Contracts		1,965,325

Total		$1,965,325

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(717,030)
Total Equity Contracts		(717,030)

Total		($717,030)

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$17,761,768	11.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$5,801,543	$23,337,753	$22,738,884	6,400,412	$6,400,412	$37,798
Cash Management Trust-Short Term Investment	16,844,745	32,108,733	43,853,795	5,099,683	5,099,683	5,375
Total Value and Income Earned	22,646,288				11,500,095	43,173

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value	% of Net Assets
Australia (2.5%)
	Other Securities^	$43,144,452	2.5%

	Total	43,144,452

Austria (0.8%)
	Other Securities^	13,167,486	0.8%

	Total	13,167,486

Belgium (0.7%)

	Other Securities^	12,163,342	0.7%

	Total	12,163,342

Bermuda (0.6%)

176,675	Jardine Matheson Holdings, Ltd.	10,016,121	0.6%

	Total	10,016,121

Brazil (1.2%)
	Other Securities^	20,862,127	1.2%

	Total	20,862,127

Canada (3.3%)

170,181	Alimentation Couche-Tard, Inc.	7,280,041	0.4%
155,774	Royal Bank of Canada	9,526,035	0.6%
	Other Securities^	40,023,284	2.3%

	Total	56,829,360

Chile (0.2%)
	Other Securities^	2,760,379	0.2%

	Total	2,760,379

China (0.9%)
6,895,828	Lenovo Group, Ltd.	9,533,928	0.5%
	Other Securities^	5,490,359	0.4%

	Total	15,024,287

Denmark (1.9%)

216,379	Novo Nordisk AS	11,873,772	0.7%
	Other Securities^	20,601,637	1.2%

	Total	32,475,409

Faroe Islands (0.1%)

	Other Securities^	1,254,441	0.1%

	Total	1,254,441

Finland (0.3%)

	Other Securities^	5,283,951	0.3%

	Total	5,283,951

France (6.8%)
417,110	AXA SA	10,574,530	0.6%
154,086	Cap Gemini SA	13,670,005	0.8%
51,428	Christian Dior SE	10,068,024	0.6%
278,137	Compagnie de Saint-Gobain	12,555,515	0.7%
396,125	GDF Suez	7,375,209	0.4%
203,333	Societe Generale	9,541,176	0.5%
	Other Securities^	51,749,775	3.2%

	Total	115,534,234

Germany (4.8%)
214,959	Daimler AG	19,581,864	1.2%
388,200	ThyssenKrupp AG	10,098,825	0.6%
	Other Securities^	52,638,166	3.0%

	Total	82,318,855

Hong Kong (3.1%)
1,141,800	AIA Group, Ltd.	7,465,840	0.4%
844,012	Cheung Kong Holdings, Ltd.	12,408,648	0.7%
	Other Securities^	32,465,315	2.0%

	Total	52,339,803

Hungary (0.1%)
	Other Securities^	1,231,778	0.1%

	Total	1,231,778

India (2.0%)
365,741	Housing Development Finance Corporation	7,439,524	0.5%
	Other Securities^	26,880,960	1.5%

	Total	34,320,484

Indonesia (0.5%)

12,288,100	Astra International Tbk PT	6,504,268	0.4%
	Other Securities^	2,129,881	0.1%

	Total	8,634,149

Ireland (0.9%)
	Other Securities^	16,015,498	0.9%

	Total	16,015,498

Israel (0.6%)
	Other Securities^	10,614,077	0.6%

	Total	10,614,077

Italy (3.1%)
495,560	Assicurazioni Generali SPA	8,931,882	0.5%
4,893,613	Intesa Sanpaolo SPA	17,771,118	1.0%
	Other Securities^	25,903,899	1.6%

	Total	52,606,899

Japan (16.9%)
195,300	Bridgestone Corporation	7,218,794	0.4%
1,052,151	Daiwa Securities Group, Inc.	7,870,834	0.5%
313,800	KDDI Corporation	7,572,607	0.5%
3,385,312	Mitsui Chemicals, Inc.	12,577,369	0.8%
407,639	MS and AD Insurance Group Holdings, Inc.	12,689,108	0.8%
7,101,421	Nippon Sheet Glass Company[a]	7,540,086	0.5%
3,271,464	Nippon Yusen Kabushiki Kaisha	9,107,937	0.5%
1,195,940	Nissan Motor Company, Ltd.	12,493,930	0.7%
937,890	Sumitomo Corporation	10,916,496	0.7%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value	% of Net Assets
Japan (16.9%) - continued
2,702,284	Sumitomo Mitsui Trust Holdings, Inc.	$12,361,873	0.7%
167,700	Toyota Motor Corporation	11,222,029	0.7%
	Other Securities^	175,510,594	10.1%

	Total	287,081,657

Jersey (0.8%)
609,150	WPP plc	13,673,007	0.8%

	Total	13,673,007

Luxembourg (0.2%)
	Other Securities^	3,675,389	0.2%

	Total	3,675,389

Malaysia (0.1%)
	Other Securities^	2,477,627	0.1%

	Total	2,477,627

Mexico (1.0%)
	Other Securities^	16,646,811	1.0%

	Total	16,646,811

Netherlands (3.5%)
1,829,493	Aegon NV	13,498,382	0.8%
69,360	ASML Holding NV	7,214,664	0.4%
202,970	Koninklijke DSM NV	11,784,508	0.7%
221,490	Unilever NV	9,260,325	0.5%
	Other Securities^	17,241,205	1.1%

	Total	58,999,084

New Zealand (0.1%)
	Other Securities^	1,948,750	0.1%

	Total	1,948,750

Norway (1.0%)
	Other Securities^	16,523,334	1.0%

	Total	16,523,334

Philippines (0.5%)
	Other Securities^	9,046,507	0.5%

	Total	9,046,507

Poland (0.2%)
	Other Securities^	3,876,417	0.2%

	Total	3,876,417

Portugal (0.4%)
	Other Securities^	6,226,468	0.4%

	Total	6,226,468

Russia (0.6%)
	Other Securities^	10,134,391	0.6%

	Total	10,134,391

Singapore (0.7%)
82,000	Jardine Cycle & Carriage, Ltd.[b]	2,013,134	0.1%
	Other Securities^	9,022,603	0.6%

	Total	11,035,737

South Africa (0.6%)
	Other Securities^	9,436,350	0.6%

	Total	9,436,350

South Korea (0.9%)
	Other Securities^	15,697,474	0.9%

	Total	15,697,474

Spain (2.7%)
2,023,095	Banco Popular Espanol SA	9,843,635	0.6%
1,294,605	Banco Santander SA	9,106,294	0.5%
1,248,971	Iberdrola SA	8,432,505	0.5%
	Other Securities^	18,219,028	1.1%

	Total	45,601,462

Sweden (2.3%)
928,497	Volvo AB	11,529,634	0.7%
	Other Securities^	28,193,241	1.6%

	Total	39,722,875

Switzerland (7.2%)
158,863	Adecco SA	12,892,925	0.8%
386,711	Credit Suisse Group AG	10,668,387	0.7%
14,611	Georg Fischer AG	10,044,481	0.6%
144,836	Holcim, Ltd.	10,686,804	0.6%
164,969	Nestle SA	11,902,617	0.7%
237,558	Novartis AG	23,366,315	1.4%
96,919	Roche Holding AG	27,175,265	1.6%
	Other Securities^	14,962,733	0.8%

	Total	121,699,527

Taiwan (0.6%)
1,838,951	Taiwan Semiconductor Manufacturing Company, Ltd.	8,364,688	0.5%
	Other Securities^	2,211,475	0.1%

	Total	10,576,163

Thailand (1.4%)
17,052,915	Krung Thai Bank pcl	8,615,167	0.5%
	Other Securities^	14,381,312	0.9%

	Total	22,996,479

Turkey (0.7%)
	Other Securities^	11,510,847	0.7%

	Total	11,510,847

United Kingdom (8.3%)
1,449,350	BAE Systems plc	10,269,197	0.6%
175,950	HSBC Holdings plc ADR	7,884,319	0.5%
	Other Securities^	123,580,134	7.2%

	Total	141,733,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value	% of Net Assets
	United States (0.2%)
	Other Securities^	$3,846,416	0.2%

	Total	3,846,416

	Total Common Stock (cost $1,365,763,118)	1,450,763,554

Principal Amount	Long-Term Fixed Income (10.2%)
	Argentina (0.2%)
	Other Securities^	3,379,004	0.2%

	Total	3,379,004

	Azerbaijan (0.3%)
	Other Securities^	4,874,452	0.3%

	Total	4,874,452

	Belize (<0.1%)
	Other Securities^	87,375	<0.1%

	Total	87,375

	Bermuda (<0.1%)
	Other Securities^	210,525	<0.1%

	Total	210,525

	Brazil (0.5%)
	Other Securities^	7,575,887	0.5%

	Total	7,575,887

	Bulgaria (0.2%)
	Other Securities^	2,966,884	0.2%

	Total	2,966,884

	Chile (0.4%)
	Other Securities^	6,699,232	0.4%

	Total	6,699,232

	China (0.1%)
	Other Securities^	1,991,137	0.1%

	Total	1,991,137

	Colombia (0.3%)
	Other Securities^	4,995,041	0.3%

	Total	4,995,041

	Costa Rica (0.3%)
	Other Securities^	5,315,317	0.3%

	Total	5,315,317

	Croatia (0.5%)
	Other Securities^	8,565,900	0.5%

	Total	8,565,900

	Dominican Republic (0.7%)
	Other Securities^	11,477,627	0.7%

	Total	11,477,627

	Ecuador (<0.1%)
	Other Securities^	937,271	<0.1%

	Total	937,271

	Egypt (<0.1%)
	Other Securities^	351,640	<0.1%

	Total	351,640

	El Salvador (0.1%)
	Other Securities^	1,384,300	0.1%

	Total	1,384,300

	Ethiopia (<0.1%)
	Other Securities^	404,773	<0.1%

	Total	404,773

	Gabon (<0.1%)
	Other Securities^	396,875	<0.1%

	Total	396,875

	Guatemala (0.1%)
	Other Securities^	1,458,500	0.1%

	Total	1,458,500

	Honduras (0.1%)
	Other Securities^	2,092,725	0.1%

	Total	2,092,725

	Hong Kong (<0.1%)
	Other Securities^	719,278	<0.1%

	Total	719,278

	Hungary (0.5%)
	Other Securities^	7,551,201	0.5%

	Total	7,551,201

	India (<0.1%)
	Other Securities^	632,400	<0.1%

	Total	632,400

	Indonesia (0.5%)
	Other Securities^	7,225,386	0.5%

	Total	7,225,386

	Iraq (0.1%)
	Other Securities^	970,320	0.1%

	Total	970,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value	% of Net Assets
	Israel (<0.1%)
	Other Securities^	$221,375	<0.1%

	Total	221,375

	Italy (0.1%)
	Other Securities^	725,969	0.1%

	Total	725,969

	Jamaica (0.1%)
	Other Securities^	754,831	0.1%

	Total	754,831

	Kazakhstan (0.1%)
	Other Securities^	1,644,711	0.1%

	Total	1,644,711

	Kenya (<0.1%)
	Other Securities^	679,769	<0.1%

	Total	679,769

	Latvia (<0.1%)
	Other Securities^	618,429	<0.1%

	Total	618,429

	Lithuania (0.1%)
	Other Securities^	2,298,952	0.1%

	Total	2,298,952

	Luxembourg (0.1%)
	Other Securities^	2,728,590	0.1%

	Total	2,728,590

	Mexico (1.0%)
	Other Securities^	16,828,821	1.0%

	Total	16,828,821

	Mozambique (<0.1%)
	Other Securities^	446,160	<0.1%

	Total	446,160

	Netherlands (<0.1%)
	Other Securities^	355,300	<0.1%

	Total	355,300

	Nigeria (0.1%)
	Other Securities^	809,150	0.1%

	Total	809,150

	Pakistan (0.1%)
	Other Securities^	1,668,439	0.1%

	Total	1,668,439

	Panama (0.2%)
	Other Securities^	4,243,707	0.2%

	Total	4,243,707

	Paraguay (0.1%)
	Other Securities^	1,921,459	0.1%

	Total	1,921,459

	Peru (0.3%)
	Other Securities^	4,339,576	0.3%

	Total	4,339,576

	Philippines (0.2%)
	Other Securities^	3,478,872	0.2%

	Total	3,478,872

	Romania (0.1%)
	Other Securities^	1,607,134	0.1%

	Total	1,607,134

	Russia (0.2%)
	Other Securities^	3,894,391	0.2%

	Total	3,894,391

	Serbia (<0.1%)
	Other Securities^	359,987	<0.1%

	Total	359,987

	Singapore (<0.1%)
	Other Securities^	307,125	<0.1%

	Total	307,125

	South Africa (<0.1%)
	Other Securities^	508,609	<0.1%

	Total	508,609

	South Korea (<0.1%)
	Other Securities^	674,534	<0.1%

	Total	674,534

	Sri Lanka (0.3%)
	Other Securities^	4,668,086	0.3%

	Total	4,668,086

	Supranational (<0.1%)
	Other Securities^	728,129	<0.1%

	Total	728,129

	Turkey (0.3%)
	Other Securities^	5,585,625	0.3%

	Total	5,585,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value	% of Net Assets

Ukraine (0.2%)
	Other Securities^	$2,514,181	0.2%

	Total	2,514,181

United Arab Emirates (0.1%)
	Other Securities^	1,209,416	0.1%

	Total	1,209,416

United States (0.8%)
	Other Securities^	14,149,968	0.8%

	Total	14,149,968

Uruguay (0.1%)
	Other Securities^	884,732	0.1%

	Total	884,732

Venezuela (0.5%)
	Other Securities^	7,313,431	0.5%

	Total	7,313,431

Vietnam (0.2%)
	Other Securities^	2,943,350	0.2%

	Total	2,943,350

Virgin Islands, British (<0.1%)
	Other Securities^	337,875	<0.1%

	Total	337,875

Zambia (<0.1%)
	Other Securities^	665,088	<0.1%

	Total	665,088

	Total Long-Term Fixed Income (cost $184,816,211)	174,378,821

Shares	Preferred Stock (1.0%)
Brazil (0.2%)
	Other Securities^	3,401,336	0.2%

	Total	3,401,336

Germany (0.2%)
	Other Securities^	3,455,501	0.2%

	Total	3,455,501

South Korea (0.6%)
11,150	Samsung Electronics Company, Ltd.	9,909,236	0.6%

	Total	9,909,236

	Total Preferred Stock (cost $17,610,103)	16,766,073

	Collateral Held for Securities Loaned (0.9%)
14,629,592	Thrivent Cash Management Trust	14,629,592	0.9%

	Total Collateral Held for Securities Loaned (cost $14,629,592)	14,629,592

Shares or Principal Amount	Short-Term Investments (2.8%)[c]
	Thrivent Cash Management Trust
47,198,194	0.070%	47,198,194	2.8%
	Other Securities^	399,977	<0.1%

	Total Short-Term Investments (at amortized cost)	47,598,171

	Total Investments (cost $1,630,417,195) 100.2%	$1,704,136,211

	Other Assets and Liabilities, Net (0.2%)	(3,509,934)

	Total Net Assets 100.0%	$1,700,626,277

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,971
AHML Finance, Ltd., 2/13/2018	1/31/2013	356,524
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,145
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,145,940
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,483,465
Digicel Group, Ltd., 9/30/2020	6/26/2015	212,520
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,325
Honduras Government International Bond, 3/15/2024	3/12/2013	270,000
Honduras Government International Bond, 12/16/2020	12/11/2013	1,370,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	345,187
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	$445,357
Trust F/1401, 1/30/2044	1/23/2014	203,882
Vietnam Government International Bond, 11/19/2024	11/7/2014	456,083
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$172,925,744
Gross unrealized depreciation	(104,490,719)

Net unrealized appreciation (depreciation)	$68,435,025

Cost for federal income tax purposes	$1,635,701,186

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	217,627,772	3,846,416	213,733,559	47,797
Consumer Staples	131,740,135	6,904,475	124,835,660	—
Energy	55,630,727	9,287,140	46,343,587	—
Financials	390,658,950	19,437,228	371,220,443	1,279
Health Care	119,362,766	4,277,244	115,085,522	—
Industrials	239,338,100	5,970,372	233,367,728	—
Information Technology	113,708,200	—	113,708,200	—
Materials	134,412,799	1,001,081	133,411,718	—
Telecommunications Services	29,339,445	—	29,339,444	1
Utilities	18,944,660	—	18,944,660	—
Long-Term Fixed Income
Basic Materials	3,425,959	—	3,425,959	—
Capital Goods	415,524	—	415,524	—
Communications Services	4,403,241	—	4,403,241	—
Consumer Cyclical	677,310	—	677,310	—
Consumer Non-Cyclical^	2,456,345	—	2,456,345	0
Energy	10,422,423	—	10,422,423	—
Financials	11,841,703	—	11,841,703	—
Foreign Government	118,882,615	—	117,970,240	912,375
Technology	434,154	—	434,154	—
Transportation	1,751,748	—	1,751,748	—
U.S. Government and Agencies	10,794,141	—	10,794,141	—
U.S. Municipal	2,359,126	—	2,359,126	—
Utilities	6,514,532	—	6,514,532	—
Preferred Stock
Health Care	3,455,501	—	3,455,501	—
Information Technology	9,909,236	—	9,909,236	—
Materials	3,401,336	3,401,336	—	—
Collateral Held for Securities Loaned	14,629,592	14,629,592	—	—
Short-Term Investments	47,598,171	47,198,194	399,977	—

Total	$1,704,136,211	$115,953,078	$1,587,221,681	$961,452

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	147,655	147,655	—	—
Foreign Currency Forward Contracts	688,471	—	688,471	—

Total Asset Derivatives	$836,126	$147,655	$688,471	$—

Liability Derivatives
Futures Contracts	569,248	569,248	—	—
Foreign Currency Forward Contracts	379,908	—	379,908	—

Total Liability Derivatives	$949,156	$569,248	$379,908	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	88	September 2015	$19,239,969	$19,266,500	$26,531
5-Yr. U.S. Treasury Bond Futures	79	September 2015	9,429,719	9,421,367	(8,352)
10-Yr. U.S. Treasury Bond Futures	96	September 2015	12,122,870	12,112,500	(10,370)
30-Yr. U.S. Treasury Bond Futures	53	September 2015	8,048,140	7,994,719	(53,421)
ASX SPI 200 Index Futures	3	September 2015	320,368	312,304	(8,064)
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,545,875)	(120,780)
Eurex 10 Year Euro BUND Futures	(33)	September 2015	(5,538,879)	(5,598,720)	(59,841)
Eurex 5 Year Euro BOBL Futures	(7)	September 2015	(1,005,247)	(1,011,706)	(6,459)
Eurex EURO STOXX 50 Futures	43	September 2015	1,647,147	1,649,089	1,942
FTSE 100 Index Futures	8	September 2014	834,721	816,290	(18,431)
Mini MSCI EAFE Index Futures	94	September 2015	8,889,247	8,619,800	(269,447)
SGX MSCI Singapore Index Futures	1	July 2015	55,771	55,210	(561)
Tokyo Price Index Futures	10	September 2015	1,345,793	1,332,271	(13,522)
Ultra Long Term U.S. Treasury Bond Futures	(30)	September 2015	(4,741,057)	(4,621,875)	119,182
Total Futures Contracts					($421,593)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	HSBC	2,845,411	7/2/2015 - 8/4/2015	$898,979	$911,378	$12,399
Brazilian Real	DB	2,226,687	7/2/2015	711,174	716,184	5,010
Brazilian Real	UBS	339,549	7/2/2015	105,041	109,211	4,170
Brazilian Real	MSC	1,814,546	7/2/2015	572,977	583,625	10,648
Brazilian Real	SB	5,084,700	7/2/2015	1,620,880	1,635,425	14,545
Chilean Peso	RBS	186,921,247	7/22/2015	296,000	291,875	(4,125)
Euro	SB	205,000	8/7/2015	232,089	228,632	(3,457)
Euro	UBS	524,000	9/16/2015	594,300	584,754	(9,546)
Euro	BOA	266,000	9/16/2015	297,534	296,841	(693)
Euro	RBC	524,000	9/16/2015	597,617	584,754	(12,863)
Hungarian Forint	CITI	212,916,909	9/16/2015	768,577	752,199	(16,378)
Hungarian Forint	BOA	205,682,127	9/16/2015	730,665	726,640	(4,025)
Hungarian Forint	UBS	205,807,637	9/16/2015	743,149	727,083	(16,066)
Indian Rupee	DB	46,680,199	7/1/2015	727,615	733,043	5,428
Indian Rupee	MSC	107,369,714	7/1/2015 - 7/31/2015	1,679,260	1,683,608	4,348
Indian Rupee	WBC	19,371,643	7/29/2015	302,895	302,447	(448)
Indian Rupee	JPM	38,439,099	7/1/2015	601,391	603,629	2,238
Malaysian Ringgit	JPM	1,113,030	7/13/2015	298,000	294,745	(3,255)
Malaysian Ringgit	HSBC	955,306	7/31/2015	251,000	252,676	1,676
Malaysian Ringgit	SB	2,229,138	7/7/2015 - 7/13/2015	598,000	590,423	(7,577)
Mexican Peso	DB	9,517,848	9/17/2015	600,000	602,271	2,271
Mexican Peso	BOA	18,810,754	9/17/2015	1,208,374	1,190,309	(18,065)
Mexican Peso	RBS	50,864,517	9/17/2015	3,257,739	3,218,611	(39,128)
Mexican Peso	HSBC	17,377,282	9/17/2015	1,118,841	1,099,602	(19,239)
Mexican Peso	JPM	17,450,159	9/17/2015	1,122,955	1,104,213	(18,742)
Philippines Peso	BB	13,490,055	7/3/2015	298,000	299,136	1,136
Polish Zloty	UBS	1,468,526	9/16/2015	398,828	389,937	(8,891)
Polish Zloty	RBS	1,583,082	9/16/2015	426,437	420,355	(6,082)
Polish Zloty	SB	1,450,941	9/16/2015	391,358	385,267	(6,091)
Russian Ruble	JPM	32,615,526	7/2/2015 - 7/9/2015	595,736	590,200	(5,536)
South Korean Won	BB	331,665,750	7/27/2015	299,000	297,302	(1,698)
South Korean Won	UBS	335,371,000	7/2/2015	298,452	300,660	2,208
Turkish Lira	MSC	866,535	9/16/2015	307,211	316,227	9,016
Total Purchases				$22,950,074	$22,823,262	($126,812)
Sales
Brazilian Real	HSBC	3,136,724	7/2/2015	$990,570	$1,008,885	($18,315)
Brazilian Real	JPM	6,035,392	7/2/2015	1,888,453	1,941,202	(52,749)
Brazilian Real	DB	2,353,545	7/2/2015 - 8/4/2015	741,596	748,812	(7,216)
Brazilian Real	SB	5,084,700	10/2/2015	1,568,965	1,581,199	(12,234)
Brazilian Real	RBC	922,188	7/2/2015	296,000	296,609	(609)
Brazilian Real	MSC	939,411	7/2/2015	297,000	302,149	(5,149)
Chinese Yuan	JPM	1,861,815	9/16/2015	298,000	298,644	(644)
Chinese Yuan	HSBC	5,260,370	9/16/2015	842,900	843,788	(888)
Chinese Yuan	BNP	4,858,990	9/16/2015	778,024	779,405	(1,381)
Chinese Yuan	SB	3,721,059	9/16/2015	595,000	596,875	(1,875)
Chinese Yuan	SSB	4,884,250	9/16/2015	782,356	783,457	(1,101)
Euro	DB	4,711,472	9/16/2015	5,302,503	5,257,729	44,774
Euro	WBC	14,702,394	8/7/2015	16,565,702	16,397,283	168,419
Euro	BNP	350,000	8/7/2015	392,667	390,348	2,319
Euro	CITI	269,000	9/16/2015	297,848	300,188	(2,340)
Hong Kong Dollar	BB	1,855,000	7/13/2015	239,252	239,309	(57)
Hungarian Forint	BOA	82,672,534	9/16/2015	297,534	292,068	5,466
Indian Rupee	MSC	81,805,216	7/1/2015	1,281,796	1,284,630	(2,834)
Indian Rupee	DB	46,680,199	7/1/2015	728,889	733,043	(4,154)
Indian Rupee	JPM	38,439,099	7/1/2015	597,000	603,629	(6,629)
Japanese Yen	WBC	36,347,616	9/16/2015	296,000	297,351	(1,351)
Malaysian Ringgit	WBC	1,088,850	7/7/2015	293,673	288,456	5,217
Malaysian Ringgit	UBS	1,096,439	7/7/2015	297,626	290,467	7,159
Malaysian Ringgit	RBC	1,059,583	7/7/2015	280,848	280,703	145
Malaysian Ringgit	SB	2,191,148	7/24/2015	598,070	579,823	18,247
Mexican Peso	BOA	13,137,695	9/17/2015 - 9/18/2015	845,025	831,312	13,713
Mexican Peso	CSFB	12,536,164	7/23/2015	812,612	796,343	16,269
Mexican Peso	JPM	1,735,837	7/2/2015	112,646	110,440	2,206
Mexican Peso	CITI	7,662,232	8/13/2015	501,147	486,021	15,126
Mexican Peso	UBS	11,966,413	7/29/2015	770,883	759,839	11,044

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Mexican Peso	DB	18,203,100	9/10/2015 - 9/17/2015	$1,169,535	$1,152,262	17,273
Mexican Peso	RBC	41,974,981	10/1/2015	2,682,936	2,653,537	29,399
Mexican Peso	SB	110,232,677	8/20/2015	7,213,236	6,988,697	224,539
Mexican Peso	BB	3,841,000	7/29/2015	248,417	243,894	4,523
New Taiwan Dollar	JPM	27,821,997	7/13/2015 - 7/21/2015	896,709	901,830	(5,121)
New Taiwan Dollar	SB	27,730,102	7/29/2015 - 8/3/2015	897,000	898,961	(1,961)
Philippines Peso	BB	13,514,198	7/3/2015	302,000	299,671	2,329
Russian Ruble	JPM	16,307,763	7/2/2015	293,463	295,511	(2,048)
Russian Ruble	CITI	7,668,847	7/29/2015	138,740	137,721	1,019
Russian Ruble	CSFB	26,202,967	7/17/2015 - 7/27/2015	480,732	471,360	9,372
Russian Ruble	HSBC	7,752,321	7/29/2015	140,415	139,220	1,195
Russian Ruble	BNP	17,017,447	7/9/2015	299,000	307,513	(8,513)
Singapore Dollar	WBC	1,229,713	9/16/2015	910,090	912,364	(2,274)
Singapore Dollar	DB	404,072	9/16/2015	299,000	299,794	(794)
Singapore Dollar	UBS	1,227,000	9/16/2015	909,259	910,351	(1,092)
South African Rand	UBS	3,759,177	9/16/2015	297,000	305,017	(8,017)
South Korean Won	HSBC	665,181,440	7/17/2015	595,000	596,289	(1,289)
South Korean Won	CITI	665,176,680	7/17/2015	595,000	596,285	(1,285)
South Korean Won	DB	666,496,509	7/27/2015 - 8/3/2015	597,000	597,430	(430)
South Korean Won	BNP	661,670,620	7/13/2015 - 7/31/2015	590,116	593,129	(3,013)
South Korean Won	BB	331,834,239	8/3/2015	297,000	297,442	(442)
South Korean Won	UBS	1,328,469,630	7/2/2015 - 8/28/2015	1,192,982	1,190,749	2,233
Turkish Lira	RBS	827,079	9/16/2015	300,000	301,828	(1,828)
Turkish Lira	JPM	841,191	9/16/2015	298,000	306,978	(8,978)
Total Sales				$61,233,215	$60,797,840	$435,375
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$308,563

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$145,713
Total Interest Rate Contracts		145,713
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,942
Total Equity Contracts		1,942
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	688,471
Total Foreign Exchange Contracts		688,471

Total Asset Derivatives		$836,126

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	259,223
Total Interest Rate Contracts		259,223
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	310,025
Total Equity Contracts		310,025
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	379,908
Total Foreign Exchange Contracts		379,908

Total Liability Derivatives		$949,156

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	549,763
Total Equity Contracts		549,763
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	1,074,104
Total Foreign Exchange Contracts		1,074,104
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	61,320
Total Interest Rate Contracts		61,320

Total		$1,685,187

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	14,876
Total Interest Rate Contracts		14,876
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(356,170)
Total Equity Contracts		(356,170)
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(318,768)
Total Foreign Exchange Contracts		(318,768)

Total		($660,062)

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$7,512,920	0.4%	N/A	N/A
Interest Rate Contracts	70,037,969	4.1	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$112,665,326	6.7%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$26,312,891	$306,926,835	$318,610,134	14,629,592	$14,629,592	$419,113
Cash Management Trust-Short Term Investment	24,293,781	200,512,819	177,608,406	47,198,194	47,198,194	12,636
Total Value and Income Earned	50,606,672				61,827,786	431,749

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (13.1%)
16,060	Comcast Corporation	$965,848
9,800	Delphi Automotive plc	833,882
10,300	Dollar General Corporation	800,722
10,000	Foot Locker, Inc.	670,100
10,200	Harley-Davidson, Inc.	574,770
9,080	Home Depot, Inc.	1,009,060
12,450	Jarden Corporation[a]	644,288
600	Priceline Group, Inc.[a]	690,822
25,120	Service Corporation International	739,282
5,700	Signet Jewelers, Ltd.	730,968
20,120	Twenty-First Century Fox, Inc.	654,805
12,500	Walt Disney Company	1,426,750
7,160	Wyndham Worldwide Corporation	586,476

	Total	10,327,773

Consumer Staples (8.1%)
5,800	Constellation Brands, Inc.	672,916
10,760	CVS Health Corporation	1,128,509
17,600	Diamond Foods, Inc.[a]	552,288
9,450	Estee Lauder Companies, Inc.	818,937
22,500	Mondelez International, Inc.	925,650
4,200	Monster Beverage Corporation[a]	562,884
17,810	Natural Grocers by Vitamin Cottage, Inc.[a]	438,482
10,700	Reynolds American, Inc.	798,862
61,200	Rite Aid Corporation[a]	511,020

	Total	6,409,548

Energy (6.9%)
12,160	Chevron Corporation	1,173,075
7,990	Dril-Quip, Inc.[a]	601,248
7,580	EQT Corporation	616,557
6,320	FMC Technologies, Inc.[a]	262,217
9,130	Hess Corporation	610,614
10,040	Marathon Petroleum Corporation	525,192
8,950	Occidental Petroleum Corporation	696,042
11,400	Schlumberger, Ltd.	982,566

	Total	5,467,511

Financials (17.7%)
9,700	Aflac, Inc.	603,340
13,700	American International Group, Inc.	846,934
72,580	Bank of America Corporation	1,235,312
38,100	Boston Private Financial Holdings, Inc.	510,921
7,900	Boston Properties, Inc.	956,216
13,920	Capital One Financial Corporation	1,224,542
26,200	CBRE Group, Inc.[a]	969,400
32,400	Citigroup, Inc.	1,789,776
13,600	Invesco, Ltd.	509,864
56,800	KeyCorp	853,136
10,600	Lazard, Ltd.	596,144
3,120	M&T Bank Corporation	389,782
9,390	McGraw-Hill Financial, Inc.	943,225
14,800	NASDAQ OMX Group, Inc.	722,388
81,260	Regions Financial Corporation	841,854
5,770	Reinsurance Group of America, Inc.	547,400
4,000	SL Green Realty Corporation	439,560

	Total	13,979,794

Health Care (15.0%)
8,000	Aetna, Inc.	1,019,680
8,610	Air Methods Corporation[a]	355,937
15,900	Akorn, Inc.[a]	694,194
8,090	BioMarin Pharmaceutical, Inc.[a]	1,106,550
14,180	Bristol-Myers Squibb Company	943,537
8,490	Endo International plc[a]	676,229
10,090	HCA Holdings, Inc.[a]	915,365
4,200	McKesson Corporation	944,202
4,630	Medivation, Inc.[a]	528,746
10,800	Medtronic, Inc.	800,280
4,000	Receptos, Inc.[a]	760,200
2,900	Shire Pharmaceuticals Group plc ADR	700,321
4,863	Valeant Pharmaceuticals International, Inc.[a]	1,080,315
6,100	Vertex Pharmaceuticals, Inc.[a]	753,228
21,200	Wright Medical Group, Inc.[a]	556,712

	Total	11,835,496

Industrials (10.7%)
7,320	Alaska Air Group, Inc.	471,628
16,750	Danaher Corporation	1,433,633
8,320	FedEx Corporation	1,417,728
6,390	Genesee & Wyoming, Inc.[a]	486,790
9,810	IDEX Corporation	770,870
19,600	Ingersoll-Rand plc	1,321,432
11,890	Manpower, Inc.	1,062,728
9,410	US Airways Group, Inc.	375,788
8,750	WABCO Holdings, Inc.[a]	1,082,550

	Total	8,423,147

Information Technology (18.9%)
16,470	Adobe Systems, Inc.[a]	1,334,235
13,400	Analog Devices, Inc.	860,079
16,440	Apple, Inc.	2,061,987
2,800	Avago Technologies, Ltd.	372,204
9,080	Cavium, Inc.[a]	624,795
23,120	Facebook, Inc.[a]	1,982,887
27,700	Gogo, Inc.[a,b]	593,611
3,640	Google, Inc., Class Aa	1,965,745
2,900	LinkedIn Corporation[a]	599,227
15,940	Monolithic Power Systems, Inc.	808,317
7,900	NXP Semiconductors NVa	775,780
35,880	Oracle Corporation	1,445,964
6,400	QLIK Technologies, Inc.[a]	223,744
6,700	Salesforce.com, Inc.[a]	466,521
19,240	Total System Services, Inc.	803,655

	Total	14,918,751

Materials (3.4%)
5,440	Ashland, Inc.	663,136
9,530	Eagle Materials, Inc.	727,425
6,500	Ecolab, Inc.	734,955
9,420	Rock-Tenn Company	567,084

	Total	2,692,600

Telecommunications Services (1.9%)
7,710	SBA Communications Corporation[a]	886,418
15,510	T-Mobile US, Inc.[a]	601,323

	Total	1,487,741

Utilities (2.7%)
18,300	American Electric Power Company, Inc.	969,351
6,740	Atmos Energy Corporation	345,627

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (98.4%)	Value
Utilities (2.7%) - continued
35,000	NRG Energy, Inc.	$800,800

	Total	2,115,778

	Total Common Stock (cost $68,624,410)	77,658,139

	Collateral Held for Securities Loaned (0.7%)
588,625	Thrivent Cash Management Trust	588,625

	Total Collateral Held for Securities Loaned (cost $588,625)	588,625

Shares or Principal Amount	Short-Term Investments (4.6%)[c]
	Thrivent Cash Management Trust
3,595,709	0.070%	3,595,709

	Total Short-Term Investments (at amortized cost)	3,595,709

	Total Investments (cost $72,808,744) 103.7%	$81,842,473

	Other Assets and Liabilities, Net (3.7%)	(2,929,864)

	Total Net Assets 100.0%	$78,912,609

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,779,985
Gross unrealized depreciation	(1,756,499)

Net unrealized appreciation (depreciation)	$9,023,486

Cost for federal income tax purposes	$72,818,987

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	10,327,773	10,327,773	—	—
Consumer Staples	6,409,548	6,409,548	—	—
Energy	5,467,511	5,467,511	—	—
Financials	13,979,794	13,979,794	—	—
Health Care	11,835,496	11,835,496	—	—
Industrials	8,423,147	8,423,147	—	—
Information Technology	14,918,751	14,918,751	—	—
Materials	2,692,600	2,692,600	—	—
Telecommunications Services	1,487,741	1,487,741	—	—
Utilities	2,115,778	2,115,778	—	—
Collateral Held for Securities Loaned	588,625	588,625	—	—
Short-Term Investments	3,595,709	3,595,709	—	—

Total	$81,842,473	$81,842,473	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$532,657	$6,714,653	$6,658,685	588,625	$588,625	$9,662
Cash Management Trust-Short Term Investment	1,141,464	10,851,175	8,396,930	3,595,709	3,595,709	467
Total Value and Income Earned	1,674,121				4,184,334	10,129

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (22.4%)
121,204	Amazon.com, Inc.[a]	$52,613,444
23,160	AutoZone, Inc.[a]	15,445,404
597,089	Comcast Corporation	35,908,933
253,160	Home Depot, Inc.	28,133,671
206,370	Las Vegas Sands Corporation	10,848,871
360,720	NIKE, Inc.	38,964,974
735,030	Starbucks Corporation	39,408,634
31,600	Tesla Motors, Inc.[a,b]	8,477,016

	Total	229,800,947

Energy (6.2%)
232,550	EOG Resources, Inc.	20,359,753
241,460	EQT Corporation	19,640,356
1,975,241	Weatherford International, Ltd.[a]	24,236,207

	Total	64,236,316

Financials (5.3%)
305,207	Citigroup, Inc.	16,859,635
79,270	Intercontinental Exchange, Inc.	17,725,565
297,689	J.P. Morgan Chase & Company	20,171,406

	Total	54,756,606

Health Care (18.6%)
594,170	Abbott Laboratories	29,161,864
121,540	Actavis, Inc.[a]	36,882,528
176,720	Alexion Pharmaceuticals, Inc.[a]	31,945,674
419,361	Cerner Corporation[a]	28,961,071
396,960	Gilead Sciences, Inc.	46,476,077
141,355	Vertex Pharmaceuticals, Inc.[a]	17,454,515

	Total	190,881,729

Industrials (6.7%)
542,350	Delta Air Lines, Inc.	22,279,738
299,940	Ingersoll-Rand plc	20,221,955
277,060	Union Pacific Corporation	26,423,212

	Total	68,924,905

Information Technology (35.5%)
277,740	Alibaba Group Holding, Ltd. ADR[a]	22,849,670
561,887	Apple, Inc.	70,474,677
354,750	ARM Holdings plc ADR	17,478,533
680,260	EMC Corporation	17,952,061
591,820	Facebook, Inc.[a]	50,757,442
52,809	Google, Inc., Class Aa	28,518,972
50,140	Google, Inc., Class Ca	26,098,371
122,240	LinkedIn Corporation[a]	25,258,451
143,860	MasterCard, Inc.	13,448,033
388,660	Salesforce.com, Inc.[a]	27,062,396
24,227	Samsung Electronics Company, Ltd. GDR	13,821,504
753,440	Visa, Inc.	50,593,496

	Total	364,313,606

	Total Common Stock (cost $763,786,699)	972,914,109

	Collateral Held for Securities Loaned (0.8%)
8,453,000	Thrivent Cash Management Trust	8,453,000

	Total Collateral Held for Securities Loaned (cost $8,453,000)	8,453,000

Shares or Principal Amount	Short-Term Investments (5.4%)[c]
	Federal Home Loan Bank Discount Notes
1,000,000	0.065%, 7/7/2015[d]	999,989
1,300,000	0.065%, 8/14/2015[d]	1,299,897
	Federal National Mortgage Association Discount Notes
800,000	0.060%, 7/15/2015[d]	799,981
	Thrivent Cash Management Trust
51,739,162	0.070%	51,739,162

	Total Short-Term Investments (at amortized cost)	54,839,029

	Total Investments (cost $827,078,728) 100.9%	$1,036,206,138

	Other Assets and Liabilities, Net (0.9%)	(9,080,051)

	Total Net Assets 100.0%	$1,027,126,087

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $3,099,867 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$222,760,200
Gross unrealized depreciation	(13,646,153)

Net unrealized appreciation (depreciation)	$209,114,047
Cost for federal income tax purposes	$827,092,091

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	229,800,947	229,800,947	—	—
Energy	64,236,316	64,236,316	—	—
Financials	54,756,606	54,756,606	—	—
Health Care	190,881,729	190,881,729	—	—
Industrials	68,924,905	68,924,905	—	—
Information Technology	364,313,606	364,313,606	—	—
Collateral Held for Securities Loaned	8,453,000	8,453,000	—	—
Short-Term Investments	54,839,029	51,739,162	3,099,867	—

Total	$1,036,206,138	$1,033,106,271	$3,099,867	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	345,679	345,679	—	—

Total Liability Derivatives	$345,679	$345,679	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

	Number of		Notional
	Contracts		Principal		Unrealized
Futures Contracts	Long/(Short)	Expiration Date	Amount	Value	Gain/(Loss)
Eurex EURO STOXX 50 Futures	743	September 2015	$28,840,405	$28,494,726	($345,679)
Total Futures Contracts					($345,679)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$345,679
Total Equity Contracts		345,679

Total Liability Derivatives		$345,679

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	4,849,570
Total Equity Contracts		4,849,570

Total		$4,849,570

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,708,154)
Total Equity Contracts		(1,708,154)

Total		($1,708,154)

The following table presents Large Cap Growth Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$28,868,252	2.8%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$1,559,250	$130,786,150	$123,892,400	8,453,000	$8,453,000	$8,082
Cash Management Trust-Short Term Investment	50,516,790	72,245,883	71,023,511	51,739,162	51,739,162	17,944
Total Value and Income Earned	52,076,040				60,192,162	26,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (24.9%)
9,830	Amazon.com, Inc.[a]	$4,267,105
1,520	AutoZone, Inc.[a]	1,013,688
6,400	BorgWarner, Inc.	363,776
11,000	CarMax, Inc.[a]	728,310
800	Chipotle Mexican Grill, Inc.[a]	483,992
5,600	Delphi Automotive plc	476,504
166	Flipkart, Ltd.*,a,b	23,612
843	Flipkart, Ltd. Series G Preference Shares*,a,b	119,908
27,700	Hanesbrands, Inc.	922,964
5,400	Home Depot, Inc.	600,102
12,100	JD.com, Inc.[a]	412,610
8,500	Las Vegas Sands Corporation	446,845
16,000	Lowe’s Companies, Inc.	1,071,520
40,070	MGM Resorts International[a]	731,277
1,000	Netflix, Inc.[a]	656,940
5,500	NIKE, Inc.	594,110
2,460	Priceline Group, Inc.[a]	2,832,370
9,700	Ross Stores, Inc.	471,517
2,800	Sherwin-Williams Company	770,056
19,500	Starbucks Corporation	1,045,493
4,700	Tesla Motors, Inc.[a,c]	1,260,822
10,400	Tractor Supply Company	935,376
2,900	Under Armour, Inc.[a]	241,976
35,600	Vipshop Holdings, Ltd. ADR[a,c]	792,100
12,700	Walt Disney Company	1,449,578
1,150	Wynn Resorts, Ltd.	113,471

	Total	22,826,022

Consumer Staples (2.7%)
2,600	Costco Wholesale Corporation	351,156
9,100	CVS Health Corporation	954,408
4,200	Estee Lauder Companies, Inc.	363,972
9,800	Walgreens Boots Alliance, Inc.	827,512

	Total	2,497,048

Energy (1.4%)
1,500	Concho Resources, Inc.[a]	170,790
4,300	Continental Resources, Inc.[a]	182,277
4,700	EQT Corporation	382,298
1,900	Pioneer Natural Resources Company	263,511
4,925	Range Resources Corporation	243,196

	Total	1,242,072

Financials (6.0%)
15,300	American Tower Corporation	1,427,337
1,100	BlackRock, Inc.	380,578
9,500	Crown Castle International Corporation	762,850
2,900	Intercontinental Exchange, Inc.	648,469
29,700	Morgan Stanley	1,152,063
8,000	State Street Corporation	616,000
13,700	TD Ameritrade Holding Corporation	504,434

	Total	5,491,731

Health Care (24.0%)
3,082	AbbVie, Inc.	207,080
7,467	Actavis, Inc.[a]	2,265,936
9,800	Alexion Pharmaceuticals, Inc.[a]	1,771,546
500	Alnylam Pharmaceuticals, Inc.[a]	59,935
5,800	Anthem, Inc.	952,012
4,310	Biogen, Inc.[a]	1,740,981
4,600	BioMarin Pharmaceutical, Inc.[a]	629,188
9,900	Bristol-Myers Squibb Company	658,746
12,400	Celgene Corporation[a]	1,435,114
4,400	CIGNA Corporation	712,800
17,840	Gilead Sciences, Inc.	2,088,707
4,300	Humana, Inc.	822,504
7,000	Incyte Corporation[a]	729,470
2,350	Intuitive Surgical, Inc.[a]	1,138,575
8,800	McKesson Corporation	1,978,328
1,600	Regeneron Pharmaceuticals, Inc.[a]	816,208
8,400	UnitedHealth Group, Inc.	1,024,800
10,700	Valeant Pharmaceuticals International, Inc.[a]	2,377,005
5,200	Vertex Pharmaceuticals, Inc.[a]	642,096

	Total	22,051,031

Industrials (11.0%)
10,600	Boeing Company	1,470,432
2,900	Canadian Pacific Railway, Ltd.	464,667
27,800	Danaher Corporation	2,379,402
4,500	FedEx Corporation	766,800
8,700	Flowserve Corporation	458,142
1,200	IHS, Inc.[a]	154,356
3,100	JB Hunt Transport Services, Inc.	254,479
4,100	Precision Castparts Corporation	819,467
5,800	Roper Industries, Inc.	1,000,268
7,500	United Continental Holdings, Inc.[a]	397,575
29,200	US Airways Group, Inc.	1,166,102
8,100	Wabtec Corporation	763,344

	Total	10,095,034

Information Technology (28.0%)
2,100	58.com, Inc.[a]	134,526
4,400	Akamai Technologies, Inc.[a]	307,208
16,672	Alibaba Group Holding, Ltd. ADR[a]	1,371,605
20,300	Apple, Inc.	2,546,128
2,480	ASML Holding NVc	258,242
6,100	Baidu.com, Inc. ADR[a]	1,214,388
26,300	Facebook, Inc.[a]	2,255,620
6,200	Fiserv, Inc.[a]	513,546
4,300	Google, Inc., Class Aa	2,322,172
4,611	Google, Inc., Class Ca	2,400,072
4,000	LinkedIn Corporation[a]	826,520
22,900	MasterCard, Inc.	2,140,692
43,700	Microsoft Corporation	1,929,355
8,900	Mobileye NVa	473,213
4,400	NetSuite, Inc.[a]	403,700
1,300	Palo Alto Networks, Inc.[a]	227,110
7,400	Pandora Media, Inc.[a]	114,996
6,600	Red Hat, Inc.[a]	501,138
18,800	Salesforce.com, Inc.[a]	1,309,044
7,400	ServiceNow, Inc.[a]	549,894
41,400	Tencent Holdings, Ltd.	827,856
39,800	Visa, Inc.	2,672,570
4,400	Workday, Inc.[a]	336,116

	Total	25,635,711

Materials (0.8%)
3,500	Ashland, Inc.	426,650
2,000	Martin Marietta Materials, Inc.	283,020

	Total	709,670

	Total Common Stock (cost $53,385,804)	90,548,319

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Preferred Stock (0.6%)	Value
Consumer Discretionary (0.6%)
2,943	AirBNB, Inc.*,a,b	$273,977
7,282	Dropbox, Inc., Class A*,a,b	139,095
58	Flipkart, Ltd. Series A Preference Shares*,a,b	8,250
100	Flipkart, Ltd. Series C Preference Shares*,a,b	14,224
187	Flipkart, Ltd. Series E Preference Shares*,a,b	26,599
760	Flipkart, Ltd. Series H Preference Shares*,a,b	108,102

	Total	570,247

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible*,a,b	811

	Total	811

	Total Preferred Stock (cost $440,428)	571,058

	Collateral Held for Securities Loaned (2.4%)
2,241,300	Thrivent Cash Management Trust	2,241,300

	Total Collateral Held for Securities Loaned (cost $2,241,300)	2,241,300

Shares or Principal Amount	Short-Term Investments (1.3%)[d]
	Thrivent Cash Management Trust
1,206,432	0.070%	1,206,432

	Total Short-Term Investments (at amortized cost)	1,206,432

	Total Investments (cost $57,273,964) 103.1%	$94,567,109

	Other Assets and Liabilities, Net (3.1%)	(2,873,233)

	Total Net Assets 100.0%	$91,693,876

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
AirBNB, Inc.	4/16/2014	$119,819
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102
LivingSocial.com, Convertible	11/18/2011	34,082

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,896,810
Gross unrealized depreciation	(675,292)

Net unrealized appreciation (depreciation)	$37,221,518

Cost for federal income tax purposes	$57,345,591

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,826,022	22,682,502	—	143,520
Consumer Staples	2,497,048	2,497,048	—	—
Energy	1,242,072	1,242,072	—	—
Financials	5,491,731	5,491,731	—	—
Health Care	22,051,031	22,051,031	—	—
Industrials	10,095,034	10,095,034	—	—
Information Technology	25,635,711	24,807,855	827,856	—
Materials	709,670	709,670	—	—
Preferred Stock
Consumer Discretionary	570,247	—	—	570,247
Information Technology	811	—	—	811
Collateral Held for Securities Loaned	2,241,300	2,241,300	—	—
Short-Term Investments	1,206,432	1,206,432	—	—

Total	$94,567,109	$93,024,675	$827,856	$714,578

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$2,334,117	$13,616,963	$13,709,780	2,241,300	$2,241,300	$2,943
Cash Management Trust-Short Term Investment	1,258,543	8,832,646	8,884,757	1,206,432	1,206,432	388
Total Value and Income Earned	3,592,660				3,447,732	3,331

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (10.1%)
212,530	CBS Corporation	$11,795,415
586,750	Comcast Corporation	35,287,145
175,840	Delphi Automotive plc	14,962,226
384,700	Harley-Davidson, Inc.	21,677,845
578,100	Lowe’s Companies, Inc.	38,715,357

	Total	122,437,988

Consumer Staples (6.8%)
416,070	CVS Health Corporation	43,637,422
110,500	Kimberly-Clark Corporation	11,709,685
408,872	Mondelez International, Inc.	16,820,994
124,109	Philip Morris International, Inc.	9,949,818

	Total	82,117,919

Energy (10.7%)
279,400	Cameron International Corporation[a]	14,632,178
144,375	Chevron Corporation	13,927,856
214,138	EOG Resources, Inc.	18,747,782
234,769	EQT Corporation	19,096,110
750,651	Marathon Oil Corporation	19,922,278
499,700	Total SA ADR[b]	24,570,249
1,572,000	Weatherford International, Ltd.[a]	19,288,440

	Total	130,184,893

Financials (24.3%)
115,980	ACE, Ltd.	11,792,846
202,330	Allstate Corporation	13,125,147
2,074,990	Bank of America Corporation	35,316,330
379,900	Blackstone Group, LP	15,526,513
348,300	Capital One Financial Corporation	30,639,951
414,750	Charles Schwab Corporation	13,541,588
856,150	Citigroup, Inc.	47,293,726
401,600	Comerica, Inc.	20,610,112
57,400	Intercontinental Exchange, Inc.	12,835,214
562,960	Invesco, Ltd.	21,105,370
594,920	MetLife, Inc.	33,309,571
763,360	Morgan Stanley	29,610,734
308,300	Zions Bancorporation	9,783,901

	Total	294,491,003

Health Care (14.7%)
125,900	Amgen, Inc.	19,328,168
340,190	Baxter International, Inc.	23,789,487
172,300	Express Scripts Holding Company[a]	15,324,362
74,735	Johnson & Johnson	7,283,673
264,140	Medtronic, Inc.	19,572,774
751,700	Merck & Company, Inc.	42,794,281
655,000	Pfizer, Inc.	21,962,150
225,347	UnitedHealth Group, Inc.	27,492,334

	Total	177,547,229

Industrials (8.9%)
98,100	Boeing Company	13,608,432
751,200	CSX Corporation	24,526,680
190,000	Fluor Corporation	10,071,900
203,840	Honeywell International, Inc.	20,785,565
261,800	Ingersoll-Rand plc	17,650,556
206,600	Jacobs Engineering Group, Inc.[a]	8,392,092
180,440	Pentair, Ltd.	12,405,250

	Total	107,440,475

Information Technology (15.3%)
1,833,790	Cisco Systems, Inc.	50,355,873
598,800	EMC Corporation	15,802,332
23,050	Google, Inc., Class Ca	11,997,756
547,510	Microsoft Corporation	24,172,566
666,600	Oracle Corporation	26,863,980
35,950	Samsung Electronics Company, Ltd. GDR	20,509,475
389,750	Teradata Corporation[a]	14,420,750
404,890	Texas Instruments, Inc.	20,855,884

	Total	184,978,616

Materials (3.3%)
188,000	Celanese Corporation	13,513,440
282,980	Dow Chemical Company	14,480,087
274,190	Nucor Corporation	12,083,553

	Total	40,077,080

Telecommunications Services (1.8%)
464,714	Verizon Communications, Inc.	21,660,320

	Total	21,660,320

Utilities (3.3%)
227,690	NiSource, Inc.	10,380,387
615,880	PG&E Corporation	30,239,708

	Total	40,620,095

	Total Common Stock (cost $921,871,796)	1,201,555,618

	Collateral Held for Securities Loaned (1.0%)
12,423,600	Thrivent Cash Management Trust	12,423,600

	Total Collateral Held for Securities Loaned (cost $12,423,600)	12,423,600

Shares or Principal Amount	Short-Term Investments (0.7%)[c]
	Thrivent Cash Management Trust
8,012,246	0.070%	8,012,246

	Total Short-Term Investments (at amortized cost)	8,012,246

	Total Investments (cost $942,307,642) 100.9%	$1,221,991,464

	Other Assets and Liabilities, Net (0.9%)	(10,807,759)

	Total Net Assets 100.0%	$1,211,183,705

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$298,949,239
Gross unrealized depreciation	(19,702,236)

Net unrealized appreciation (depreciation)	$279,247,003

Cost for federal income tax purposes	$942,744,461

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	122,437,988	122,437,988	—	—
Consumer Staples	82,117,919	82,117,919	—	—
Energy	130,184,893	130,184,893	—	—
Financials	294,491,003	294,491,003	—	—
Health Care	177,547,229	177,547,229	—	—
Industrials	107,440,475	107,440,475	—	—
Information Technology	184,978,616	184,978,616	—	—
Materials	40,077,080	40,077,080	—	—
Telecommunications Services	21,660,320	21,660,320	—	—
Utilities	40,620,095	40,620,095	—	—
Collateral Held for Securities Loaned	12,423,600	12,423,600	—	—
Short-Term Investments	8,012,246	8,012,246	—	—

Total	$1,221,991,464	$1,221,991,464	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$37,144,725	$75,824,425	$100,545,550	12,423,600	$12,423,600	$35,647
Cash Management Trust-Short Term Investment	20,638,983	52,098,580	64,725,317	8,012,246	8,012,246	5,722
Total Value and Income Earned	57,783,708				20,435,846	41,369

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (88.9%)	Value
Consumer Discretionary (12.0%)
3,600	ABC-MART, Inc.	$220,329
20,500	Aisin Seiki Company, Ltd.	871,645
36,412	Amazon.com, Inc.[a]	15,806,085
25,540	AutoZone, Inc.[a]	17,032,626
4,700	Bayerische Motoren Werke AG	397,964
23,200	Berkeley Group Holdings plc	1,219,127
5,800	Brembo SPA	247,430
6,800	Bridgestone Corporation	251,346
9,300	Chiyoda Company, Ltd.	218,275
246,200	Comcast Corporation	14,806,468
89,300	Crown Resorts, Ltd.	839,063
3,300	Daiichikosho Company, Ltd.	116,142
100,900	EDION Corporation[b]	714,343
26,300	Electrolux AB	824,061
586,005	Enterprise Inns plc[a]	1,142,271
71,000	Gunze, Ltd.	194,201
62,500	Hakuhodo Dy Holdings, Inc.	668,402
38,500	Haseko Corporation	453,495
35,200	Heiwa Corporation	700,696
64,500	Honda Motor Company, Ltd.	2,084,630
2,100	Hugo Boss AG	234,772
33,800	Informa plc	290,289
38,800	JM AB	1,057,481
279,043	Kongsberg Automotive ASA[a]	193,830
215,175	Las Vegas Sands Corporation	11,311,750
48,000	Luk Fook Holdings International, Ltd.	141,349
199,900	Marston’s plc	504,741
42,800	NOK Corporation	1,326,107
58,400	Persimmon plc	1,811,905
20,500	Premier Investments, Ltd.	201,567
18,300	SES SA	615,210
19,100	SHOWA Corporation	190,063
29,050	Slater & Gordon, Ltd.	79,260
414,920	Starbucks Corporation	22,245,936
55,100	Sumitomo Forestry Company, Ltd.	679,498
14,700	Sumitomo Rubber Industries, Ltd.	227,708
68,900	UBM plc	578,916
4,906	Valora Holding AG	963,864
34,000	Wacoal Holdings Corporation	397,349
36,600	WH Smith plc	877,728
45,000	WPP plc	1,010,072

	Total	103,747,994

Consumer Staples (5.9%)
10,600	AarhusKarlshamn AB	627,823
28,500	Axfood AB	454,972
7,700	Bakkafrost PF	205,331
59,383	Britvic plc	669,046
2,400	Carlsberg AS	217,454
2,300	Casino Guichard Perrachon SA	174,576
12,800	Coca-Cola HBC AGa	274,701
5,119	Cranswick plc	128,369
98,600	CVS Health Corporation	10,341,168
101	Greencore Group plc	498
8,800	Henkel AG & Company KGaA	839,134
49,473	J Sainsbury plc	205,941
129,700	Kimberly-Clark Corporation	13,744,309
113,000	Koninklijke Ahold NV	2,121,315
5,100	KOSE Corporation	419,439
2,400	Milbon Company, Ltd.	76,370
47,800	Nestle SA	3,448,800
168,285	Philip Morris International, Inc.	13,491,408
3,489	Reckitt Benckiser Group plc	300,870
5,400	Royal Unibrew AS	184,567
46,427	SalMar ASA	680,928
31,500	Suedzucker AGb	524,661
46,700	Swedish Match AB	1,327,710
60,027	Tate & Lyle plc	489,976

	Total	50,949,366

Energy (7.7%)
27,777	BW LPG, Ltd.	237,507
254,711	BW Offshore, Ltd.	164,204
178,890	Cameron International Corporation[a]	9,368,469
83,540	EOG Resources, Inc.	7,313,927
79,500	EQT Corporation	6,466,530
83,000	ERG SPA	995,652
368,850	Marathon Oil Corporation	9,789,279
20,112	Royal Dutch Shell plc	571,984
94,007	Royal Dutch Shell plc, Class B	2,676,412
39,200	Showa Shell Sekiyu KK	342,512
26,521	Statoil ASA	474,275
18,600	Total SA	912,350
104,890	Total SA ADR[b]	5,157,441
1,718,010	Weatherford International, Ltd.[a]	21,079,983
25,000	Woodside Petroleum, Ltd.	659,668
60,700	WorleyParsons, Ltd.	487,348

	Total	66,697,541

Financials (17.2%)
91,880	ACE, Ltd.	9,342,358
39,200	Allianz SE	6,113,295
198,314	Amlin plc	1,483,791
57,400	Bank Hapoalim, Ltd.	308,924
225,134	Bank of America Corporation	3,831,781
68,706	Bank of Queensland, Ltd.	676,031
180,000	Bank of Yokohama, Ltd.	1,102,315
30,500	Bendigo and Adelaide Bank, Ltd.	288,398
108,000	BinckBank NV	1,030,644
170,770	Blackstone Group, LP	6,979,370
4,800	Bolsas y Mercados Espanoles SA	194,554
79,710	Capital One Financial Corporation	7,012,089
47,716	Capital Shopping Centres Group plc	230,498
147,900	Capitaland Commercial Trust[a]	171,177
142,400	CapitaMall Trust[a]	227,140
45,000	Chiba Bank, Ltd.	342,666
293,980	Citigroup, Inc.	16,239,455
45,700	CNP Assurances	764,871
127,450	Comerica, Inc.	6,540,734
6,373	Commonwealth Bank of Australia	417,923
15,100	Daito Trust Construction Company, Ltd.	1,562,779
80	Daiwa House Residential Investment Corporation[b]	181,330
57,000	Daiwa Securities Group, Inc.	426,400
8,950	Delta Lloyd NV	146,925
93,100	DEXUS Property Group	523,875
175,266	Direct Line Insurance Group plc	925,145
46,122	DnB ASA	768,098
4,100	Eurocommercial Properties NV	171,646
110,000	FlexiGroup, Ltd.[b]	246,712
131,400	Frasers Centrepoint Trust	200,918
276,000	Fukuoka Financial Group, Inc.	1,430,538
18,159	Hamborner REIT AGb	176,432
18,159	Hamborner REIT AG Rights[a,b]	1,134
18,100	Hannover Rueckversicherung SE	1,751,842
66,000	Henderson Land Development Company, Ltd.	451,172
871,200	HSBC Holdings plc	7,801,036
40,200	Hufvudstaden AB	489,032
303,000	Hysan Development Company, Ltd.	1,312,135

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (88.9%)	Value
Financials (17.2%) - continued
10,378	IG Group Holdings plc	$121,644
50,100	Intercontinental Exchange, Inc.	11,202,861
169,241	Intermediate Capital Group plc	1,462,020
255,760	Invesco, Ltd.	9,588,442
194,000	Investec plc	1,743,076
345,249	J.P. Morgan Chase & Company	23,394,072
52	Japan Prime Realty Investment Corporation	161,453
4,200	Julius Baer Group, Ltd.	235,679
231,000	Link REIT	1,351,797
9,900	Muenchener Rueckversicherungs-Gesellschaft AG	1,755,218
1,381,000	New World Development Company, Ltd.	1,804,480
67,300	Resona Holdings, Inc.	367,063
4,200	Sampo Oyj	197,934
7,700	Schroders plc	384,203
52,434	SEGRO plc	334,076
176,200	Skandinaviska Enskilda Banken AB	2,253,835
400	St. Galler Kantonalbank AG	147,388
399,302	Stockland	1,260,887
205,000	Sumitomo Mitsui Trust Holdings, Inc.	937,793
1,300	Swiss Life Holding AG	297,675
42,100	Swiss Re AG	3,726,808
6,000	Talanx AG	184,161
7,700	TRYG AS	160,545
96,300	UNIQA Insurance Group AG	868,807
116,217	United Overseas Bank, Ltd.	1,988,354
22,400	Wallenstam AB	159,185
5,400	Zurich Insurance Group AG	1,643,920

	Total	149,598,539

Health Care (14.2%)
28,400	Actavis, Inc.[a]	8,618,264
2,900	Actelion, Ltd.	424,709
42,110	Alexion Pharmaceuticals, Inc.[a]	7,612,225
26,800	Amgen, Inc.	4,114,336
59,400	AstraZeneca plc	3,759,417
62,220	Baxter International, Inc.	4,351,045
2,600	Bayer AG	364,105
119,900	Cerner Corporation[a]	8,280,294
15,600	CSL, Ltd.	1,039,997
27,900	Essilor International SA	3,342,441
5,400	Fresenius Medical Care AG & Company	447,047
4,700	Gerresheimer AG	292,818
84,619	Gilead Sciences, Inc.	9,907,193
77,985	GlaxoSmithKline plc	1,621,450
32,100	Hikma Pharmaceuticals plc	975,053
4,100	Hogy Medical Company, Ltd.	210,323
8,527	ICON plc[a]	573,867
190,660	Johnson & Johnson	18,581,724
21,000	Kaken Pharmaceutical Company, Ltd.	733,141
27,500	KYORIN Holdings, Inc.	560,678
4,300	Lonza Group AG	574,760
375,090	Merck & Company, Inc.	21,353,874
23,500	Novartis AG	2,311,471
5,200	Orpea	364,150
6,100	Paramount Bed Holdings Company, Ltd.	180,104
393,290	Pfizer, Inc.	13,187,014
4,000	Sanofi	395,721
73,682	Vertex Pharmaceuticals, Inc.[a]	9,098,253

	Total	123,275,474

Industrials (7.8%)
9,100	Aalberts Industries NV	270,589
17,100	Aida Engineering, Ltd.	187,464
218,265	Air New Zealand, Ltd.	377,108
5,800	Airbus Group NV	377,797
207,700	ALS, Ltd.[b]	935,986
99,000	Asahi Glass Company, Ltd.	594,350
125,530	Boeing Company	17,413,522
1,700	Bucher Industries AG	422,924
13,800	COMSYS Holdings Corporation	205,280
40,300	CTT-Correios de Portugal SA	415,973
25,000	Dai Nippon Printing Company, Ltd.	257,971
271,070	Delta Air Lines, Inc.	11,135,556
39,400	Deutsche Post AG	1,151,243
58,500	Fenner plc	190,479
600	Flughafen Zuerich AG	464,464
4,500	Fraport AG Frankfurt Airport Services Worldwide	282,656
500	Georg Fischer AG	343,730
8,700	Go-Ahead Group plc	360,086
14,600	Hamburger Hafen und Logistik AG	295,190
2,800	Hoshizaki Electric Company, Ltd.	164,695
12,200	Inaba Denki Sangyo Company, Ltd.	424,408
47,300	Intrum Justitia AB	1,432,391
106,900	ITOCHU Corporation	1,411,851
4,529	Jardine Matheson Holdings, Ltd.	256,760
2,900	Jungheinrich AG	196,547
4,800	Kanamoto Company, Ltd.	121,686
57,100	KITZ Corporation	285,333
61,000	Komatsu, Ltd.	1,223,862
19,900	KONE Oyj[b]	807,744
12,600	Koninklijke Boskalis Westminster NV	618,506
22,400	MIRAIT Holdings Corporation	261,036
25,000	Mitsuboshi Belting, Ltd.	198,081
5,500	NCC AB	167,977
27,200	Nippon Konpo Unyu Soko Company, Ltd.	474,182
17,800	Nisshinbo Holdings, Inc.	198,944
39,800	Nitto Kogyo Corporation	895,720
76,700	Rentokil Initial plc	178,130
4,598	Rieter Holding AG	726,846
93,000	Sandvik AB	1,028,142
100	Schweiter Technologies AG	80,557
26,900	Siemens AG	2,721,517
12,800	Teleperformance SA	904,297
6,900	TKH Group NV	289,855
39,000	Toppan Printing Company, Ltd.	326,038
15,600	Tsubakimoto Chain Company	152,389
174,690	Union Pacific Corporation	16,660,185

	Total	67,890,047

Information Technology (15.4%)
70,480	Alibaba Group Holding, Ltd. ADR[a]	5,798,390
15,800	Alps Electric Company, Ltd.	487,264
306,198	Apple, Inc.	38,404,884
43,100	Brother Industries, Ltd.	609,716
81,800	Canon, Inc.	2,653,459
4,500	Cap Gemini SA	399,225
66,000	Carsales.com, Ltd.	517,866
187,750	Cisco Systems, Inc.	5,155,615
17,344	Dialog Semiconductor plc[a]	937,875
476,130	EMC Corporation	12,565,071
87,275	Facebook, Inc.[a]	7,485,140
80,300	FUJIFILM Holdings NPV	2,865,748
24,244	Google, Inc., Class Aa	13,092,730
24,250	Google, Inc., Class Ca	12,622,367
21,000	Hitachi Kokusai Electric, Inc.	319,014

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (88.9%)	Value
Information Technology (15.4%) - continued
10,100	IT Holdings Corporation	$214,489
9,200	ITOCHU Techno-Solutions Corporation	229,114
32,000	NEC Networks & System Integration Corporation	698,266
6,100	NS Solutions Corporation	201,703
45,600	Optimal Payments plc[a]	167,645
4,300	Oracle Corporation Japan	179,765
5,300	Otsuka Corporation	247,413
125,510	Salesforce.com, Inc.[a]	8,739,261
20,100	Samsung Electronics Company, Ltd. GDR	11,467,050
21,100	SAP SE	1,478,613
131,050	Teradata Corporation[a]	4,848,850
10,100	Tokyo Electron, Ltd.	641,927
6,300	Trend Micro, Inc.	215,502

	Total	133,243,962

Materials (3.5%)
12,900	APERAM[a]	522,258
31,000	Asahi Kasei Corporation	254,280
76,000	BillerudKorsnas AB	1,194,058
73,100	Boral, Ltd.	329,306
32,200	Buzzi Unicem SPA	458,723
136,850	Celanese Corporation	9,836,778
82,200	Daicel Corporation	1,054,806
146,250	Dow Chemical Company	7,483,612
33,000	DOWA Holdings Company, Ltd.	311,858
400	EMS-CHEMIE Holding AG	168,998
400	Givaudan SA	692,522
8,700	Holmen AB	253,892
45,000	Kureha Corporation	176,832
26,600	Mondi plc	572,675
76,000	Nippon Steel & Sumitomo Metal Corporation	197,057
373,363	Norsk Hydro ASA[b]	1,566,979
9,300	Novozymes AS	441,849
91,136	OceanaGold Corporation	225,469
20,900	Outokumpu Oyj[a]	105,297
76,000	Sumitomo Metal Mining Company, Ltd.	1,155,882
33,000	Sumitomo Seika Chemicals Company, Ltd.	216,730
56,900	UPM-Kymmene Oyj	1,006,899
27,700	Vedanta Resources plc	226,219
42,624	Yara International ASA	2,221,057

	Total	30,674,036

Telecommunications Services (1.5%)
285,900	Bezeq Israel Telecommunication Corporation, Ltd.	486,880
166,464	BT Group plc	1,178,781
44,500	Elisa Oyj	1,409,900
40,100	Freenet AG	1,350,721
557,005	KCOM Group plc	818,301
47,000	Nippon Telegraph & Telephone Corporation	1,702,141
97,200	Orange SA	1,502,166
23,300	Proximus SA	824,517
25,800	Tele2 AB	300,451
803,400	Telstra Corporation, Ltd.	3,802,136

	Total	13,375,994

Utilities (3.7%)
739,000	A2A SPA	881,999
35,500	CLP Holdings, Ltd.	301,717
32,500	E.ON SE	433,371
505,000	Electricidade de Portugal SA	1,924,052
39,400	Enagas SAb	1,072,567
293,400	Enel SPA[b]	1,329,778
17,900	Hokuriku Electric Power Company	266,634
13,569	National Grid plc	174,643
285,070	NiSource, Inc.	12,996,341
64,000	Osaka Gas Company, Ltd.	252,595
199,010	PG&E Corporation	9,771,391
186,100	Redes Energeticas Nacionais SGPS SA	520,967
16,879	Severn Trent plc	551,541
32,000	Toho Gas Company, Ltd.	189,444
99,600	United Utilities Group plc	1,395,027

	Total	32,062,067

	Total Common Stock (cost $643,253,870)	771,515,020

	Mutual Funds (0.1%)
Equity Mutual Funds (<0.1%)
14,800	iShares MSCI EAFE Index Fund	939,652

	Total	939,652

	Total Mutual Funds (cost $971,577)	939,652

	Collateral Held for Securities Loaned (1.4%)
12,064,660	Thrivent Cash Management Trust	12,064,660

	Total Collateral Held for Securities Loaned (cost $12,064,660)	12,064,660

Shares or Principal Amount	Short-Term Investments (10.9%)[c]
	Federal Home Loan Bank Discount Notes
1,600,000	0.085%, 8/19/2015[d]	1,599,815
4,000,000	0.090%, 9/9/2015[d]	3,999,300
	Federal Home Loan Mortgage Corporation Discount Notes
4,400,000	0.045%, 7/21/2015[d]	4,399,890
200,000	0.070%, 7/24/2015[d]	199,991
	Federal National Mortgage Association Discount Notes
7,700,000	0.063%, 7/15/2015[d]	7,699,812
1,700,000	0.060%, 8/12/2015[d]	1,699,881
75,361,519	Thrivent Cash Management Trust 0.070%	75,361,519

	Total Short-Term Investments (at amortized cost)	94,960,208

	Total Investments (cost $751,250,315) 101.3%	$879,479,540

	Other Assets and Liabilities, Net (1.3%)	(11,551,040)

	Total Net Assets 100.0%	$867,928,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $19,365,695 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$145,114,310
Gross unrealized depreciation	(18,366,592)

Net unrealized appreciation (depreciation)	$126,747,718

Cost for federal income tax purposes	$752,731,822

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	103,747,994	81,202,865	22,545,129	—
Consumer Staples	50,949,366	37,576,885	13,372,481	—
Energy	66,697,541	59,175,629	7,521,912	—
Financials	149,598,539	94,131,162	55,467,377	—
Health Care	123,275,474	105,678,089	17,597,385	—
Industrials	67,890,047	45,209,263	22,680,784	—
Information Technology	133,243,962	120,179,358	13,064,604	—
Materials	30,674,036	17,320,390	13,353,646	—
Telecommunications Services	13,375,994	—	13,375,994	—
Utilities	32,062,067	22,767,732	9,294,335	—
Mutual Funds
Equity Mutual Funds	939,652	939,652	—	—
Collateral Held for Securities Loaned	12,064,660	12,064,660	—	—
Short-Term Investments	94,960,208	75,361,519	19,598,689	—

Total	$879,479,540	$671,607,204	$207,872,336	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,529,060	1,529,060	—	—

Total Asset Derivatives	$1,529,060	$1,529,060	$—	$—

Liability Derivatives
Futures Contracts	3,690,478	3,690,478	—	—

Total Liability Derivatives	$3,690,478	$3,690,478	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	2,470	September 2015	$95,875,910	$94,726,749	($1,149,161)
Mini MSCI EAFE Index Futures	853	September 2015	80,761,417	78,220,100	(2,541,317)
S&P 500 Index Mini-Futures	(1,016)	September 2015	(105,892,580)	(104,363,520)	1,529,060
Total Futures Contracts					($2,161,418)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,529,060
Total Equity Contracts		1,529,060

Total Asset Derivatives		$1,529,060

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,690,478
Total Equity Contracts		3,690,478

Total Liability Derivatives		$3,690,478

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	16,582,196
Total Equity Contracts		16,582,196

Total		$16,582,196

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,788,471)
Total Equity Contracts		(4,788,471)

Total		($4,788,471)

The following table presents Large Cap Stock Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$247,035,419	28.4%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust- Collateral Investment	$7,610,288	$85,219,041	$80,764,669	12,064,660	$12,064,660	$140,687
Cash Management Trust-Short Term Investment	76,762,661	139,093,084	140,494,226	75,361,519	75,361,519	27,331
Total Value and Income Earned	84,372,949				87,426,179	168,018

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value	% of Net Assets
Consumer Discretionary (12.3%)
9,900	Amazon.com, Inc.[a]	$4,297,491	0.9%
65,065	Comcast Corporation	3,913,009	0.8%
33,750	Home Depot, Inc.	3,750,637	0.8%
24,850	McDonald’s Corporation	2,362,489	0.5%
40,497	Walt Disney Company	4,622,328	0.9%
	Other Securities^	41,906,328	8.4%

	Total	60,852,282

Consumer Staples (9.0%)
51,050	Altria Group, Inc.	2,496,855	0.5%
101,650	Coca-Cola Company	3,987,729	0.8%
29,194	CVS Health Corporation	3,061,867	0.6%
38,330	PepsiCo, Inc.	3,577,722	0.7%
40,100	Philip Morris International, Inc.	3,214,817	0.6%
70,388	Procter & Gamble Company	5,507,157	1.1%
40,950	Wal-Mart Stores, Inc.	2,904,584	0.6%
	Other Securities^	19,629,363	4.1%

	Total	44,380,094

Energy (7.5%)
48,696	Chevron Corporation	4,697,703	1.0%
108,490	Exxon Mobil Corporation	9,026,368	1.8%
32,944	Schlumberger, Ltd.	2,839,443	0.6%
	Other Securities^	20,444,059	4.1%

	Total	37,007,573

Financials (15.8%)
272,160	Bank of America Corporation	4,632,163	0.9%
47,319	Berkshire Hathaway, Inc.[a]	6,440,589	1.3%
78,593	Citigroup, Inc.	4,341,477	0.9%
96,198	J.P. Morgan Chase & Company	6,518,376	1.3%
121,540	Wells Fargo & Company	6,835,410	1.4%
	Other Securities^	49,209,681	10.0%

	Total	77,977,696

Health Care (14.7%)
44,600	AbbVie, Inc.	2,996,674	0.6%
10,142	Actavis, Inc.[a]	3,077,691	0.6%
19,690	Amgen, Inc.	3,022,809	0.6%
6,100	Biogen, Inc.[a]	2,464,034	0.5%
43,148	Bristol-Myers Squibb Company	2,871,068	0.6%
20,650	Celgene Corporation[a]	2,389,928	0.5%
38,050	Gilead Sciences, Inc.	4,454,894	0.9%
72,040	Johnson & Johnson	7,021,018	1.4%
36,929	Medtronic, Inc.	2,736,439	0.6%
73,333	Merck & Company, Inc.	4,174,848	0.8%
159,410	Pfizer, Inc.	5,345,017	1.1%
24,750	UnitedHealth Group, Inc.	3,019,500	0.6%
	Other Securities^	28,935,847	5.9%

	Total	72,509,767

Industrials (9.7%)
16,450	3M Company	2,538,235	0.5%
16,760	Boeing Company	2,324,947	0.5%
261,200	General Electric Company	6,940,084	1.4%
21,400	United Technologies Corporation	2,373,902	0.5%
	Other Securities^	33,477,955	6.8%

	Total	47,655,123

Information Technology (19.0%)
149,550	Apple, Inc.[b]	18,757,309	3.8%
132,000	Cisco Systems, Inc.	3,624,720	0.7%
54,600	Facebook, Inc.[a]	4,682,769	0.9%
7,450	Google, Inc., Class Aa	4,023,298	0.8%
7,469	Google, Inc., Class Ca	3,887,689	0.8%
122,600	Intel Corporation	3,728,879	0.8%
23,750	International Business Machines Corporation	3,863,175	0.8%
25,250	MasterCard, Inc.	2,360,370	0.5%
209,900	Microsoft Corporation	9,267,085	1.9%
82,937	Oracle Corporation	3,342,361	0.7%
42,300	QUALCOMM, Inc.	2,649,249	0.5%
50,200	Visa, Inc.	3,370,930	0.7%
	Other Securities^	29,887,828	6.1%

	Total	93,445,662

Materials (2.9%)
	Other Securities^	14,174,768	2.9%

	Total	14,174,768

Telecommunications Services (2.2%)
134,839	AT&T, Inc.	4,789,481	1.0%
105,796	Verizon Communications, Inc.	4,931,152	1.0%
	Other Securities^	981,109	0.2%

	Total	10,701,742

Utilities (2.7%)
	Other Securities^	13,365,887	2.7%

	Total	13,365,887

	Total Common Stock (cost $280,841,721)	472,070,594

	Collateral Held for Securities Loaned (0.3%)
1,557,348	Thrivent Cash Management Trust	1,557,348	0.3%

	Total Collateral Held for Securities Loaned (cost $1,557,348)	1,557,348

Shares or Principal Amount	Short-Term Investments (4.0%)[c]
	Thrivent Cash Management Trust
19,145,318	0.070%	19,145,318	3.9%
	Other Securities^	799,988	0.1%

	Total Short-Term Investments (at amortized cost)	19,945,306

	Total Investments (cost $302,344,375) 100.1%	$493,573,248

	Other Assets and Liabilities, Net (0.1%)	(662,972)

	Total Net Assets 100.0%	$492,910,276

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	Non-income producing security.
b	At June 30, 2015, $2,555,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$185,465,101
Gross unrealized depreciation	(9,403,926)

Net unrealized appreciation (depreciation)	$176,061,175

Cost for federal income tax purposes	$317,512,073

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	60,852,282	60,852,282	—	—
Consumer Staples	44,380,094	44,374,297	—	5,797
Energy	37,007,573	37,007,573	—	—
Financials	77,977,696	77,977,696	—	—
Health Care	72,509,767	72,509,767	—	—
Industrials	47,655,123	47,655,123	—	—
Information Technology	93,445,662	93,445,662	—	—
Materials	14,174,768	14,174,768	—	—
Telecommunications Services	10,701,742	10,701,742	—	—
Utilities	13,365,887	13,365,887	—	—
Collateral Held for Securities Loaned	1,557,348	1,557,348	—	—
Short-Term Investments	19,945,306	19,145,318	799,988	—

Total	$493,573,248	$492,767,463	$799,988	$5,797

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	415,056	415,056	—	—

Total Liability Derivatives	$415,056	$415,056	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	195	September 2015	$20,445,456	$20,030,400	($415,056)
Total Futures Contracts					($415,056)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$415,056
Total Equity Contracts		415,056

Total Liability Derivatives		$415,056

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,711,527
Total Equity Contracts		1,711,527

Total		$1,711,527

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(934,902)
Total Equity Contracts		(934,902)

Total		($934,902)

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$24,610,642	5.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$2,392,432	$4,197,955	$5,033,039	1,557,348	$1,557,348	$13,736
Cash Management Trust-Short Term Investment	17,782,007	44,060,029	42,696,718	19,145,318	19,145,318	8,070
Total Value and Income Earned	20,174,439				20,702,666	21,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Communications Services (2.5%)
	Birch Communication, Inc., Term Loan
$4,206,715	7.750%, 7/17/2020	$4,206,715
	Cengage Learning Acquisitions, Term Loan
5,213,949	7.000%, 3/31/2020	5,213,949
	Clear Channel Communications, Inc., Term Loan
2,487,127	7.687%, 7/30/2019	2,320,962
	iHeartCommunications, Inc., Term Loan
7,733,196	6.937%, 1/30/2019	7,130,393
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,155,198

	Total	22,027,217

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,695,000	8.000%, 8/1/2022	2,715,213
	Mohegan Tribal Gaming Authority, Term Loan
2,669,350	5.500%, 11/19/2019	2,653,921
	Scientific Games International, Inc., Term Loan
5,024,750	6.000%, 10/1/2021[b,c]	5,019,122

	Total	10,388,256

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
2,962,668	5.375%, 3/21/2019	2,972,297
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,216,930	4.750%, 3/22/2019	2,220,632

	Total	5,192,929

Technology (0.8%)
	First Data Corporation, Term Loan
6,540,676	3.687%, 3/23/2018	6,513,794

	Total	6,513,794

	Total Bank Loans (cost $44,331,582)	44,122,196

	Long-Term Fixed Income (88.6%)
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,883,149	5.746%, 5/25/2036[d]	1,326,187
1,800,000	6.011%, 5/25/2036[d]	1,265,434

	Total	2,591,621

Basic Materials (4.4%)
	ArcelorMittal SA
4,240,000	5.125%, 6/1/2020	4,298,300
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018*	1,621,800
	First Quantum Minerals, Ltd.
2,205,000	6.750%, 2/15/2020[e]	2,133,338
2,140,000	7.000%, 2/15/2021[e]	2,046,375
	FMG Resources, Pty. Ltd.
4,385,000	8.250%, 11/1/2019[e,f]	3,699,844
	Graphic Packaging International, Inc.
790,000	4.750%, 4/15/2021	797,900
530,000	4.875%, 11/15/2022	532,650
	Hexion US Finance Corporation
6,410,000	8.875%, 2/1/2018	5,785,025
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[e,f]	3,313,956
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018*,g	137,200
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,177,125
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023	3,471,650
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,115,750
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[e]	1,047,600
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[e]	2,527,000

	Total	37,705,513

Capital Goods (7.5%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[e,f]	3,217,500
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019[e,f]	3,217,800
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,515,462
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,210,750
	Bombardier, Inc.
1,060,000	7.500%, 3/15/2025[e]	961,950
	Brand Energy & Infrastructure Services, Inc.
2,170,000	8.500%, 12/1/2021[e]	2,018,100
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,792,250
	Cemex Finance, LLC
2,695,000	9.375%, 10/12/2017[e]	3,001,556
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[e]	2,622,675
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,150,000
	Huntington Ingalls Industries, Inc.
925,000	5.000%, 12/15/2021[e]	941,188
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	4,996,062
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[e]	2,719,200
	Moog, Inc.
1,725,000	5.250%, 12/1/2022[e]	1,755,188
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,885,700
	Reynolds Group Issuer, Inc.
2,160,000	9.875%, 8/15/2019	2,268,000
2,100,000	5.750%, 10/15/2020	2,152,500
2,630,000	8.250%, 2/15/2021	2,728,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (88.6%)	Value
Capital Goods (7.5%) - continued
	Safeway Group Holding, LLC
$3,175,000	7.000%, 5/15/2018[e]	$3,245,771
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,079,175
	United Rentals North America, Inc.
1,625,000	6.125%, 6/15/2023	1,659,531
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,600,625

	Total	64,739,608

Communications Services (16.2%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[e]	1,080,000
790,000	6.625%, 2/15/2023[e]	784,312
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[e]	1,155,000
540,000	8.125%, 1/15/2024[e]	545,400
	Altice SA
1,590,000	7.625%, 2/15/2025[e]	1,494,600
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,194,800
	CCO Holdings, LLC
800,000	7.375%, 6/1/2020	845,000
2,165,000	5.250%, 3/15/2021	2,159,588
2,165,000	5.250%, 9/30/2022	2,132,525
	Cequel Communications Holdings I, LLC
3,500,000	6.375%, 9/15/2020[e]	3,476,375
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,206,250
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[e]	5,439,500
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,738,800
3,220,000	6.000%, 4/15/2021[e]	3,104,466
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,674,756
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020*	4,728,174
	Frontier Communications Corporation
3,255,000	8.125%, 10/1/2018	3,509,313
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,872,600
	Hughes Satellite Systems Corporation
4,365,000	6.500%, 6/15/2019	4,736,025
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	7,385,962
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,030,000
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,520,601
1,620,000	6.125%, 1/15/2021	1,698,894
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021	5,824,500
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[e]	3,716,012
	Nielsen Finance, LLC
1,350,000	5.000%, 4/15/2022[e]	1,323,000
	Numericable-SFR
4,590,000	6.000%, 5/15/2022[e]	4,524,019
2,710,000	6.250%, 5/15/2024[e]	2,665,963
	Sprint Communications, Inc.
8,180,000	9.000%, 11/15/2018[e]	9,237,347
2,870,000	7.000%, 3/1/2020[e]	3,121,699
	Sprint Corporation
9,525,000	7.625%, 2/15/2025	8,977,313
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,968,092
1,080,000	6.125%, 1/15/2022	1,115,100
1,080,000	6.500%, 1/15/2024	1,115,100
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[e]	5,198,812
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[e]	2,868,997
2,910,000	5.125%, 2/15/2025[e]	2,808,732
	UPCB Finance V, Ltd.
1,440,000	7.250%, 11/15/2021[e]	1,555,200
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[e]	1,130,513
	West Corporation
3,790,000	5.375%, 7/15/2022[e]	3,543,650
	Wind Acquisition Finance SA
6,885,000	4.750%, 7/15/2020[e]	6,781,725
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[e]	1,293,600

	Total	140,282,315

Consumer Cyclical (12.8%)
	AMC Entertainment, Inc.
2,710,000	5.875%, 2/15/2022	2,750,650
	Beazer Homes USA, Inc.
2,710,000	5.750%, 6/15/2019[f]	2,669,350
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[e]	2,617,955
2,110,000	6.125%, 7/1/2022[e]	2,078,350
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,315,312
	Chrysler Group, LLC
2,100,000	8.250%, 6/15/2021	2,289,000
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021	3,624,400
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,262,844
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,099,450
	Eldorado Resorts, LLC
6,015,000	8.625%, 6/15/2019*	6,270,637
	Family Tree Escrow, LLC
1,590,000	5.250%, 3/1/2020[e]	1,663,538
2,120,000	5.750%, 3/1/2023[e]	2,215,400
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018	1,462,341
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[e]	2,521,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (88.6%)	Value
Consumer Cyclical (12.8%) - continued
$665,000	4.250%, 11/15/2019[e]	$674,975
1,050,000	5.625%, 2/1/2023[e]	1,086,750
	KB Home
1,070,000	7.250%, 6/15/2018	1,160,950
1,087,000	4.750%, 5/15/2019	1,078,847
2,000,000	8.000%, 3/15/2020	2,200,000
1,580,000	7.500%, 9/15/2022	1,643,200
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,726,027
1,860,000	5.625%, 2/15/2022	1,957,650
	Lear Corporation
2,760,000	4.750%, 1/15/2023	2,718,600
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,073,250
3,190,000	4.750%, 5/30/2025	3,094,300
	Live Nation Entertainment, Inc.
4,018,000	5.375%, 6/15/2022[e]	4,018,000
	LKQ Corporation
2,910,000	4.750%, 5/15/2023	2,775,412
	Mohegan Tribal Gaming Authority
3,165,000	9.750%, 9/1/2021[f]	3,315,337
	Neiman Marcus Group, Ltd., LLC
3,240,000	8.000%, 10/15/2021[e]	3,410,100
	New Cotai, LLC
4,307,272	10.625%, 5/1/2019*,f	3,704,254
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,323,250
3,160,000	6.125%, 4/1/2023[e]	3,254,800
	Scientific Games International, Inc.
4,605,000	6.625%, 5/15/2021[f]	3,568,875
	Seminole Indian Tribe of Florida
3,800,000	7.804%, 10/1/2020*	4,056,500
	Six Flags Entertainment Corporation
4,250,000	5.250%, 1/15/2021[e]	4,335,000
	Studio City Finance, Ltd.
3,715,000	8.500%, 12/1/2020[e,f]	3,701,069
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015*,g	2,480,400
	United Rentals, Inc.
1,050,000	5.500%, 7/15/2025	1,014,563
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[e]	2,081,544
2,125,000	4.750%, 4/29/2025[e]	2,057,276

	Total	110,351,281

Consumer Non-Cyclical (12.2%)
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,644,500
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022[e]	3,167,050
	Endo Finance, LLC
2,650,000	5.375%, 1/15/2023[e]	2,616,875
1,590,000	6.000%, 7/15/2023[c,e]	1,625,775
1,060,000	6.000%, 2/1/2025[e]	1,077,225
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[e]	4,187,000
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[e]	3,823,463
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,405,988
	HCA, Inc.
650,000	3.750%, 3/15/2019	654,875
2,645,000	6.500%, 2/15/2020	2,955,787
4,810,000	5.875%, 3/15/2022	5,230,875
3,360,000	4.750%, 5/1/2023	3,402,000
3,705,000	5.375%, 2/1/2025	3,765,392
	HealthSouth Corporation
1,320,000	5.125%, 3/15/2023	1,311,750
	Hologic, Inc.
800,000	5.250%, 7/15/2022[c,e]	817,000
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[e]	3,270,313
5,455,000	5.750%, 6/15/2025[e]	5,391,995
	Kindred Escrow Corporation II
4,150,000	8.750%, 1/15/2023[e,f]	4,507,938
	MPH Acquisition Holdings, LLC
4,645,000	6.625%, 4/1/2022[e]	4,743,706
	Omnicare, Inc.
1,590,000	4.750%, 12/1/2022	1,685,400
2,545,000	5.000%, 12/1/2024	2,735,875
	Ortho-Clinical Diagnostics, Inc.
4,600,000	6.625%, 5/15/2022[e]	4,036,500
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[e]	1,080,000
	Quintiles Transnational Holdings, Inc.
930,000	4.875%, 5/15/2023[e]	934,650
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021[f]	4,664,800
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,347,650
2,030,000	6.625%, 11/15/2022	2,161,950
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025[e]	2,151,800
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,557,068
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,465,312
4,335,000	8.125%, 4/1/2022	4,740,322
	TreeHouse Foods, Inc.
2,165,000	4.875%, 3/15/2022	2,181,237
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[e]	2,762,500
2,645,000	5.500%, 3/1/2023[e]	2,671,450
	Visant Corporation
2,170,000	10.000%, 10/1/2017[f]	1,729,490
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[e]	3,411,712

	Total	105,917,223

Energy (11.4%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,497,825
2,640,000	5.625%, 6/1/2023[e]	2,550,900
	California Resources Corporation
4,255,000	6.000%, 11/15/2024[f]	3,659,300
	Chaparral Energy, Inc.
3,165,000	7.625%, 11/15/2022	2,278,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (88.6%)	Value
Energy (11.4%) - continued
	Concho Resources, Inc.
$4,740,000	6.500%, 1/15/2022	$4,941,450
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,483,700
2,635,000	6.250%, 4/1/2023[e]	2,740,400
	Diamondback Energy, Inc.
4,555,000	7.625%, 10/1/2021	4,873,850
	EP Energy, LLC
3,715,000	6.375%, 6/15/2023[e,f]	3,724,288
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,647,700
	Halcon Resources Corporation
2,655,000	8.625%, 2/1/2020[e,f]	2,621,813
1,585,000	8.875%, 5/15/2021[f]	1,042,137
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,945,800
1,590,000	5.000%, 3/1/2021	1,367,400
	Jones Energy Holdings, LLC
2,650,000	6.750%, 4/1/2022	2,524,125
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022[f]	4,286,700
530,000	6.250%, 3/15/2023	539,275
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,435,367
2,195,000	7.750%, 2/1/2021	1,706,612
	MarkWest Energy Partners, LP
3,590,000	4.875%, 12/1/2024	3,509,225
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[e]	1,015,437
3,160,000	6.375%, 1/30/2023[e]	2,923,000
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	3,019,425
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023[f]	2,580,300
	Pacific Drilling V, Ltd.
4,908,000	7.250%, 12/1/2017[e]	4,220,880
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,401,000
1,060,000	6.500%, 12/15/2021	1,028,200
1,350,000	5.250%, 11/15/2024	1,174,500
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[f]	4,570,463
1,060,000	7.250%, 5/1/2023[e]	1,086,500
	Rosetta Resources, Inc.
2,650,000	5.875%, 6/1/2024	2,855,375
	Sabine Pass Liquefaction, LLC
2,645,000	5.625%, 2/1/2021	2,697,900
3,250,000	5.750%, 5/15/2024	3,237,813
3,200,000	5.625%, 3/1/2025[e]	3,168,000
	Sunoco, LP
1,330,000	6.375%, 4/1/2023[e]	1,383,200
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019[e]	2,490,000
2,130,000	6.250%, 10/15/2022[e]	2,204,550
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,215,100

	Total	98,648,310

Financials (9.7%)
	AerCap Ireland Capital, Ltd.
3,190,000	5.000%, 10/1/2021[e]	3,281,713
	Ally Financial, Inc.
1,460,000	3.250%, 2/13/2018	1,450,875
6,370,000	4.125%, 3/30/2020	6,358,024
2,380,000	4.125%, 2/13/2022	2,284,800
	Argos Merger Sub, Inc.
3,705,000	7.125%, 3/15/2023[e]	3,880,988
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[e,h]	1,231,562
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[h]	1,624,625
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,766,537
	Corrections Corporation of America
3,585,000	4.625%, 5/1/2023	3,513,300
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[e,f,h]	1,039,440
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,698,900
	DDR Corporation
780,000	4.625%, 7/15/2022	819,027
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[e]	7,022,350
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,905,019
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[e]	3,785,000
	HSBC Holdings plc
1,065,000	6.375%, 12/29/2049[h]	1,067,663
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,541,250
8,235,000	6.000%, 8/1/2020	8,502,637
	ILFC E-Capital Trust II
1,895,000	6.250%, 12/21/2065[e,i]	1,857,100
	International Lease Finance Corporation
1,600,000	8.875%, 9/1/2017	1,788,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,603,625
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[e,h]	1,210,950
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,270,970
3,010,000	5.500%, 5/1/2024	3,100,300
	Quicken Loans, Inc.
4,255,000	5.750%, 5/1/2025[e]	4,074,163
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	790,000
960,000	5.000%, 4/15/2023[e]	940,800
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[h]	2,259,877

	Total	83,669,495

Technology (4.8%)
	AECOM
2,660,000	5.750%, 10/15/2022[e]	2,693,250
1,065,000	5.875%, 10/15/2024[e]	1,079,644

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (88.6%)	Value
Technology (4.8%) - continued
	Alliance Data Systems Corporation
$6,880,000	5.375%, 8/1/2022[e]	$6,776,800
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021	3,176,950
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,666,825
	CommScope Technologies Finance, LLC
3,515,000	6.000%, 6/15/2025[e]	3,501,819
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,153,150
	First Data Corporation
1,850,000	12.625%, 1/15/2021	2,136,750
2,113,000	11.750%, 8/15/2021	2,377,125
	NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[e]	3,863,600
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[e]	2,419,875
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[e]	4,809,125
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023[c,e]	1,605,900

	Total	41,260,813

Transportation (4.6%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[e]	2,998,600
	American Airlines Pass Through Trust
3,804,209	5.600%, 7/15/2020[e]	3,918,335
	Avis Budget Car Rental, LLC
3,670,000	5.125%, 6/1/2022[e]	3,578,250
3,550,000	5.500%, 4/1/2023	3,505,625
	Continental Airlines, Inc.
1,560,000	6.125%, 4/29/2018	1,618,500
	Delta Air Lines Pass Through Trust
2,200,706	6.875%, 5/7/2019*	2,409,774
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	2,002,200
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	2,115,750
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[f]	1,742,700
1,895,000	8.125%, 11/15/2021[e]	1,866,575
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[e]	1,819,250
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,425,212
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	3,273,600
	United Airlines Pass Through Trust
1,490,932	5.375%, 8/15/2021	1,535,660
	XPO Logistics, Inc.
2,390,000	7.875%, 9/1/2019[e]	2,553,954
1,600,000	6.500%, 6/15/2022[e]	1,566,000

	Total	39,929,985

Utilities (4.7%)
	Access Midstream Partners, LP
2,615,000	4.875%, 5/15/2023	2,579,462
	AES Corporation
2,650,000	4.875%, 5/15/2023	2,491,000
1,060,000	5.500%, 3/15/2024	1,020,250
	Calpine Corporation
3,720,000	5.375%, 1/15/2023	3,654,900
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	988,125
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,730,000
1,850,000	6.375%, 10/1/2022	1,935,562
	Dynegy Finance I, Inc.
1,065,000	6.750%, 11/1/2019[e]	1,108,133
4,250,000	7.625%, 11/1/2024[e]	4,494,375
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[e,h]	2,503,125
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	4,234,388
	Holly Energy Partners, LP
1,640,000	6.500%, 3/1/2020	1,635,900
	MarkWest Energy Partners, LP
1,860,000	4.875%, 6/1/2025	1,818,150
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,732,770
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023	4,672,800

	Total	40,598,940

	Total Long-Term Fixed Income (cost $772,510,945)	765,695,104

Shares	Preferred Stock (1.0%)
Financials (0.9%)
62,331	Citigroup, Inc., 6.875%[h]	1,661,744
48,000	Discover Financial Services, 6.500%[h]	1,222,560
86,021	Goldman Sachs Group, Inc., 5.500%[h]	2,109,235
20,016	Morgan Stanley, 6.875%[h]	534,027
18,720	PNC Financial Services Group, Inc., 6.125%[h]	513,677
1,560	Wells Fargo & Company, Convertible, 7.500%[h]	1,833,000

	Total	7,874,243

Materials (0.1%)
43,350	CHS, Inc., 7.100%[h]	1,135,336

	Total	1,135,336

	Total Preferred Stock (cost $9,184,908)	9,009,579

	Common Stock (<0.1%)
Consumer Discretionary (<0.1%)
473	Lear Corporation	53,099
121,520	TVMAX Holdings, Inc.[j,k]	12

	Total	53,111

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
10	New Cotai, LLC*,j,k	$67,307

	Total	67,307

	Total Common Stock (cost $6,604,148)	120,418

	Collateral Held for Securities Loaned (6.8%)
58,556,630	Thrivent Cash Management Trust	58,556,630

	Total Collateral Held for Securities Loaned (cost $58,556,630)	58,556,630

Shares or Principal Amount	Short-Term Investments (4.9%)[l]
	Thrivent Cash Management Trust
41,554,982	0.070%	41,554,982
1,000,000	U.S. Treasury Bills 0.070%, 8/20/2015[m]	999,903

	Total Short-Term Investments (at amortized cost)	42,554,885

	Total Investments (cost $933,743,098) 106.4%	$920,058,812

	Other Assets and Liabilities, Net (6.4%)	(55,334,066)

	Total Net Assets 100.0%	$864,724,746

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $304,920,441 or 35.3% of total net assets.
f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
j	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2015, $699,932 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	$1,590,000
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,312,630
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eileme 2 AB, 1/31/2020	1/19/2012	4,179,060
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	5,999,812
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/12/2013	4,267,785
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,585,930
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,767,755

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,537,439
Gross unrealized depreciation	(31,323,004)

Net unrealized appreciation (depreciation)	$(13,785,565)

Cost for federal income tax purposes	$933,844,377

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	22,027,217	—	17,820,502	4,206,715
Consumer Cyclical	10,388,256	—	10,388,256	—
Consumer Non-Cyclical	5,192,929	—	5,192,929	—
Technology	6,513,794	—	6,513,794	—
Long-Term Fixed Income
Asset-Backed Securities	2,591,621	—	2,591,621	—
Basic Materials	37,705,513	—	37,705,513	—
Capital Goods	64,739,608	—	64,739,608	—
Communications Services	140,282,315	—	140,282,315	—
Consumer Cyclical	110,351,281	—	110,351,281	—
Consumer Non-Cyclical	105,917,223	—	105,917,223	—
Energy	98,648,310	—	98,648,310	—
Financials	83,669,495	—	83,669,495	—
Technology	41,260,813	—	41,260,813	—
Transportation	39,929,985	—	39,929,985	—
Utilities	40,598,940	—	40,598,940	—
Preferred Stock
Financials	7,874,243	7,874,243	—	—
Materials	1,135,336	1,135,336	—	—
Common Stock
Consumer Discretionary	53,111	53,099	—	12
Financials	67,307	—	—	67,307
Collateral Held for Securities Loaned	58,556,630	58,556,630	—	—
Short-Term Investments	42,554,885	41,554,982	999,903	—

Total	$920,058,812	$109,174,290	$806,610,488	$4,274,034

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	53,828	—	53,828	—

Total Asset Derivatives	$53,828	$—	$53,828	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$15,840,000	$53,828	$53,828
Total Credit Default Swaps				$53,828	$53,828

1	As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	$53,828
Total Credit Contracts		53,828

Total Asset Derivatives		$53,828

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	517,181
Total Credit Contracts		517,181

Total		$517,181

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(212,259)
Total Credit Contracts		(212,259)

Total		($212,259)

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)
Credit Contracts	$606,093	0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$55,520,434	$122,493,107	$119,456,911	58,556,630	$58,556,630	$143,018
Cash Management Trust-Short Term Investment	25,362,738	125,267,006	109,074,762	41,554,982	41,554,982	9,439
Total Value and Income Earned	80,883,172				100,111,612	152,457

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value	% of Net Assets
Basic Materials (0.2%)
	Other Securities^	$2,944,352	0.2%

	Total	2,944,352

Capital Goods (0.2%)
	Other Securities^	3,068,665	0.2%

	Total	3,068,665

Communications Services (1.3%)
	Other Securities^	17,479,649	1.3%

	Total	17,479,649

Consumer Cyclical (0.4%)
	Other Securities^	5,309,243	0.4%

	Total	5,309,243

Consumer Non-Cyclical (0.4%)
	Other Securities^	6,403,418	0.4%

	Total	6,403,418

Energy (0.1%)
	Other Securities^	1,957,198	0.1%

	Total	1,957,198

Financials (0.1%)
	Other Securities^	1,558,050	0.1%

	Total	1,558,050

Technology (0.5%)
	Other Securities^	6,674,338	0.5%

	Total	6,674,338

Transportation (0.3%)
	Other Securities^	3,903,490	0.3%

	Total	3,903,490

Utilities (0.2%)
	Other Securities^	2,509,242	0.2%

	Total	2,509,242

	Total Bank Loans (cost $53,148,484)	51,807,645

	Long-Term Fixed Income (91.0%)
Asset-Backed Securities (1.2%)
	Other Securities^	16,062,906	1.2%

	Total	16,062,906

Basic Materials (4.3%)
	Freeport-McMoRan, Inc.
$4,470,000	3.550%, 3/1/2022	4,137,557	0.3%
	Other Securities^	55,423,370	4.0%

	Total	59,560,927

Capital Goods (1.8%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[b]	4,250,784	0.3%
	Other Securities^	20,020,237	1.5%

	Total	24,271,021

Collateralized Mortgage Obligations (1.2%)
	Bayview Opportunity Master Fund IIIb NPL Trust
$4,300,000	3.721%, 7/28/2035[b,c]	$4,300,000	0.3%
	Wachovia Mortgage Loan Trust, LLC
2,218,099	2.746%, 5/20/2036	1,939,135	0.2%
	Other Securities^	10,902,823	0.7%

	Total	17,141,958

Commercial Mortgage-Backed Securities (0.6%)
	Other Securities^	8,470,789	0.6%

	Total	8,470,789

Communications Services (10.4%)
	America Movil SAB de CV
4,100,000	1.288%, 9/12/2016[d]	4,108,823	0.3%
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	4,884,673	0.4%
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,539,382	0.3%
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	4,942,689	0.4%
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,923,291	0.3%
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,500,091	0.3%
	Verizon Communications, Inc.
3,830,000	3.450%, 3/15/2021	3,904,022	0.3%
5,030,000	3.500%, 11/1/2024	4,892,475	0.4%
5,854,000	4.272%, 1/15/2036[b]	5,280,712	0.4%
5,070,000	6.550%, 9/15/2043	5,930,653	0.4%
4,587,000	4.522%, 9/15/2048[b]	4,029,757	0.3%
10,387,000	2.625% - 6.400%, 2/21/2020 - 3/15/2034	10,810,349	0.7%
	Other Securities^	81,844,126	5.9%

	Total	143,591,043

Consumer Cyclical (6.1%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[b]	4,684,513	0.3%
	Ford Motor Credit Company, LLC
11,775,000	1.529% - 6.625%, 5/9/2016 - 9/8/2024[d]	11,898,514	1.0%
	Other Securities^	67,279,646	4.8%

	Total	83,862,673

Consumer Non-Cyclical (8.7%)
	Actavis Funding SCS
9,445,000	3.450% - 3.850%, 3/15/2022 - 3/15/2025	9,323,260	0.7%
	Bostan Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,268,854	0.3%
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,005,644	0.3%
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[b]	2,767,087	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value	% of Net Assets
Consumer Non-Cyclical (8.7%) - continued
	H. J. Heinz Company
$4,980,000	3.500% - 5.200%, 7/15/2022 - 7/15/2045[b,e]	$5,033,487	0.3%
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,400,764	0.3%
	Mondelez International, Inc.
3,850,000	4.000%, 2/1/2024	3,987,537	0.3%
	SABMiller Holdings, Inc.
5,040,000	3.750%, 1/15/2022[b]	5,207,605	0.4%
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,082,587	0.2%
	Other Securities^	78,359,170	5.7%

	Total	120,435,995

Energy (8.9%)
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,073,851	0.3%
5,080,000	4.300% - 4.700%, 5/1/2024 - 11/1/2042	4,819,195	0.4%
	Energy Transfer Partners, LP
5,325,000	4.650%, 6/1/2021	5,465,282	0.4%
5,450,000	4.050% - 6.125%, 3/15/2025 - 12/15/2045	5,285,753	0.4%
	Kinder Morgan, Inc.
2,520,000	4.300%, 6/1/2025	2,432,790	0.2%
	MPLX, LP
4,390,000	4.000%, 2/15/2025	4,283,196	0.3%
	Noble Holding International, Ltd.
4,430,000	3.950%, 3/15/2022[f]	4,082,001	0.3%
	Occidental Petroleum Corporation
4,390,000	4.100%, 2/1/2021	4,762,290	0.3%
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,028,365	0.2%
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	4,790,389	0.3%
	Other Securities^	79,809,425	5.8%

	Total	122,832,537

Financials (28.8%)
	Bank of America Corporation
3,880,000	7.625%, 6/1/2019	4,604,307	0.3%
3,830,000	4.125%, 1/22/2024	3,925,248	0.3%
16,760,000	1.351% - 6.500%, 3/22/2018 -10/23/2049[d,g]	17,025,629	1.2%
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,393,931	0.4%
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,353,713	0.3%
3,805,000	5.500%, 9/13/2025	4,112,433	0.3%
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,462,099	0.3%
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,806,000	0.4%
	Goldman Sachs Group, Inc.
4,450,000	3.850%, 7/8/2024	4,446,142	0.3%
$16,875,000	2.600% - 6.750%, 3/15/2020 - 5/22/2045	$17,733,059	1.3%
	HSBC Finance Capital Trust IX
3,100,000	5.911%, 11/30/2035	3,117,205	0.2%
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,713,662	0.3%
	HSBC Holdings plc
8,820,000	4.875% - 6.375%, 1/14/2022 - 12/29/2049[g]	9,232,523	0.6%
	J.P. Morgan Chase & Company
14,290,000	3.375% - 6.750%, 5/1/2023 - 12/29/2049[g]	14,690,577	1.1%
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,265,793	0.3%
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,445,527	0.3%
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,185,269	0.3%
19,610,000	2.125% - 5.625%, 4/25/2018 - 1/27/2045	20,579,640	1.5%
	Reinsurance Group of America, Inc.
3,815,000	4.700%, 9/15/2023	4,048,638	0.3%
	SLM Corporation
4,515,000	6.000%, 1/25/2017	4,695,600	0.3%
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[b,g]	4,317,600	0.3%
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[d,g]	118,650	<0.1%
	Wells Fargo & Company
7,505,000	3.450% - 7.980%, 2/13/2023 - 12/31/2049[g]	7,787,990	0.6%
	Other Securities^	242,649,699	17.6%

	Total	397,710,934

Foreign Government (1.0%)
	Other Securities^	14,184,279	1.0%

	Total	14,184,279

Mortgage-Backed Securities (4.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,700,000	3.500%, 7/1/2030[e]	2,847,530	0.2%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
28,600,000	3.500%, 7/1/2045[e]	29,473,641	2.1%
9,937,500	4.000%, 8/1/2045[e]	10,505,295	0.8%
7,250,000	4.500%, 8/1/2045[e]	7,826,602	0.6%
	Other Securities^	5,048,807	0.4%

	Total	55,701,875

Technology (2.5%)
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,428,814	0.3%
	Other Securities^	29,857,495	2.2%

	Total	34,286,309

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value	% of Net Assets
Transportation (3.1%)
	British Airways plc
$4,288,952	4.625%, 6/20/2024[b]	$4,492,677	0.3%
	Burlington Northern Santa Fe, LLC
3,120,000	3.000%, 4/1/2025	2,987,974	0.2%
	Other Securities^	35,374,404	2.6%

	Total	42,855,055

U.S. Government and Agencies (2.0%)
	U.S. Treasury Bonds
6,212,600	3.125% - 4.375%, 5/15/2041 - 11/15/2043	6,745,211	0.5%
	U.S. Treasury Bonds, TIPS
5,820,015	0.625%, 1/15/2024	5,919,136	0.4%
	U.S. Treasury Notes
10,023,000	1.000%, 6/30/2019	9,879,701	0.7%
2,670,000	2.500% - 2.875%, 3/31/2018 - 2/15/2045	2,593,146	0.2%
	U.S. Treasury Notes, TIPS
2,009,107	0.625%, 7/15/2021	2,073,776	0.2%

	Total	27,210,970

U.S. Municipals (0.2%)
	Other Securities^	2,952,492	0.2%

	Total	2,952,492

Utilities (6.1%)
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,865,325	0.1%
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[b]	3,929,703	0.3%
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,170,917	0.4%
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,823,686	0.2%
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,554,335	0.3%
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,681,171	0.3%
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,050,630	0.3%
	Other Securities^	58,132,097	4.2%

	Total	84,207,864

	Total Long-Term Fixed Income (cost $1,244,198,662)	1,255,339,627

Shares	Preferred Stock (2.0%)
Financials (1.9%)
31,925	Countrywide Capital V, 7.000%	822,069	0.1%
95,940	Goldman Sachs Group, Inc., 5.500%[g]	2,352,449	0.2%
102,122	HSBC USA, Inc., 6.500%[g]	2,584,708	0.2%
88,200	Morgan Stanley, 7.125%[g]	2,465,190	0.2%
101,500	Wells Fargo & Company, 5.850%[g]	2,588,250	0.2%
	Other Securities^	15,340,955	1.0%

	Total	26,153,621

Materials (0.1%)
	Other Securities^	$2,005,525	0.1%

	Total	2,005,525

	Total Preferred Stock (cost $27,768,928)	28,159,146

	Collateral Held for Securities Loaned (2.1%)
28,475,080	Thrivent Cash Management Trust	28,475,080	2.1%

	Total Collateral Held for Securities Loaned (cost $28,475,080)	28,475,080

Shares or Principal Amount	Short-Term Investments (6.6%)[h]
	Thrivent Cash Management Trust
89,018,720	0.070%	89,018,720	6.5%
	U.S. Treasury Bill
400,000	0.017%, 8/27/2015	399,990	<0.1%
	Other Securities^	1,299,870	0.1%

	Total Short-Term Investments (at amortized cost)	90,718,580

	Total Investments (cost $1,444,309,734) 105.4%	$1,454,500,078

	Other Assets and Liabilities, Net (5.4%)	(74,381,242)

	Total Net Assets 100.0%	$1,380,118,836

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $237,558,947 or 17.2% of total net assets.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,578
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,750,000
Glitnir Banki HF, 1/21/2016	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	19,870
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	3,071,404

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$34,489,145
Gross unrealized depreciation	(23,902,134)

Net unrealized appreciation (depreciation)	$10,587,011

Cost for federal income tax purposes	$1,443,913,067

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,944,352	—	2,944,352	—
Capital Goods	3,068,665	—	3,068,665	—
Communications Services	17,479,649	—	17,479,649	—
Consumer Cyclical	5,309,243	—	5,309,243	—
Consumer Non-Cyclical	6,403,418	—	6,403,418	—
Energy	1,957,198	—	1,957,198	—
Financials	1,558,050	—	1,558,050	—
Technology	6,674,338	—	6,674,338	—
Transportation	3,903,490	—	3,903,490	—
Utilities	2,509,242	—	2,509,242	—
Long-Term Fixed Income
Asset-Backed Securities	16,062,906	—	12,312,906	3,750,000
Basic Materials	59,560,927	—	59,560,927	—
Capital Goods	24,271,021	—	24,271,021	—
Collateralized Mortgage Obligations	17,141,958	—	17,141,958	—
Commercial Mortgage-Backed Securities	8,470,789	—	8,470,789	—
Communications Services	143,591,043	—	143,591,043	—
Consumer Cyclical	83,862,673	—	83,862,673	—
Consumer Non-Cyclical	120,435,995	—	120,435,995	—
Energy	122,832,537	—	122,832,537	—
Financials	397,710,934	—	397,710,934	—
Foreign Government	14,184,279	—	14,184,279	—
Mortgage-Backed Securities	55,701,875	—	55,701,875	—
Technology	34,286,309	—	34,286,309	—
Transportation	42,855,055	—	42,855,055	—
U.S. Government and Agencies	27,210,970	—	27,210,970	—
U.S. Municipals	2,952,492	—	2,952,492	—
Utilities	84,207,864	—	84,207,864	—
Preferred Stock
Financials	26,153,621	23,846,667	2,306,954	—
Materials	2,005,525	2,005,525	—	—
Collateral Held for Securities Loaned	28,475,080	28,475,080	—	—
Short-Term Investments	90,718,580	89,018,720	1,699,860	—

Total	$1,454,500,078	$143,345,992	$1,307,404,086	$3,750,000

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,522,048	1,522,048	—	—

Total Asset Derivatives	$1,522,048	$1,522,048	$—	$—

Liability Derivatives
Futures Contracts	2,108,557	2,108,557	—	—

Total Liability Derivatives	$2,108,557	$2,108,557	$—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(595)	September 2015	($71,100,685)	($70,958,397)	$142,288
10-Yr. U.S. Treasury Bond Futures	(1,000)	September 2015	(127,551,640)	(126,171,880)	1,379,760
30-Yr. U.S. Treasury Bond Futures	506	September 2015	78,435,495	76,326,938	(2,108,557)
Total Futures Contracts					($586,509)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,522,048
Total Interest Rate Contracts		1,522,048

Total Asset Derivatives		$1,522,048

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,108,557
Total Interest Rate Contracts		2,108,557

Total Liability Derivatives		$2,108,557

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(3,134,510)
Total Interest Rate Contracts		(3,134,510)

Total		($3,134,510)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,077,270)
Total Interest Rate Contracts		(2,077,270)

Total		($2,077,270)

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$283,301,801	20.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$24,146,820	$119,831,870	$115,503,610	28,475,080	$28,475,080	$78,163
Cash Management Trust-Short Term Investment	70,366,639	187,049,307	168,397,226	89,018,720	89,018,720	25,040
Total Value and Income Earned	94,513,459				117,493,800	103,203

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.3%)	Value
Asset-Backed Securities (2.4%)
	Conseco Financial Corporation
$7,053	6.330%, 11/1/2029	$7,226
	Credit Based Asset Servicing and Securitization, LLC
344,506	3.606%, 12/25/2036[a]	235,473
	First Horizon ABS Trust
446,215	0.347%, 10/25/2034[b,c]	397,586
	GMAC Mortgage Corporation Loan Trust
640,484	0.365%, 8/25/2035[b,c]	587,959
875,387	0.365%, 12/25/2036[b,c]	772,197
	IndyMac Seconds Asset-Backed Trust
350,876	0.527%, 10/25/2036[b,c]	222,035
	UBS Commercial Mortgage Trust
750,000	3.400%, 5/10/2045	775,682
	Wachovia Asset Securitization, Inc.
744,306	0.327%, 7/25/2037*,b,c	665,606

	Total	3,663,764

Basic Materials (1.0%)
	Albemarle Corporation
150,000	3.000%, 12/1/2019	150,291
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,036
	Freeport-McMoRan, Inc.
250,000	3.550%, 3/1/2022	231,407
	Georgia-Pacific, LLC
360,000	2.539%, 11/15/2019[d]	359,659
250,000	3.734%, 7/15/2023[d]	251,682
	Glencore Funding, LLC
175,000	1.336%, 4/16/2018[c,d]	174,904
	Mosaic Company
400,000	4.250%, 11/15/2023	411,292

	Total	1,613,271

Capital Goods (0.4%)
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	301,955
	Textron, Inc.
250,000	3.875%, 3/1/2025	246,102

	Total	548,057

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
480,023	5.306%, 12/10/2046	498,907
	Morgan Stanley Capital I
390,243	3.224%, 7/15/2049	398,263

	Total	897,170

Communications Services (1.2%)
	America Movil SAB de CV
300,000	1.288%, 9/12/2016[c]	300,646
	American Tower Corporation
100,000	2.800%, 6/1/2020	98,610
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	194,622
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	518,499
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	249,104
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	250,512
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	246,637

	Total	1,858,630

Consumer Cyclical (2.7%)
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	507,603
	California Institute of Technology
325,000	4.700%, 11/1/2111	314,000
	CVS Health Corporation
150,000	2.250%, 8/12/2019	149,319
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	39,680
	Dartmouth College
250,000	3.760%, 6/1/2043	234,917
	Ford Motor Credit Company, LLC
350,000	3.000%, 6/12/2017	358,011
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	327,465
	Hyundai Capital America
210,000	2.000%, 3/19/2018[d]	210,075
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	210,909
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	502,612
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	476,820
	Starbucks Corporation
200,000	3.850%, 10/1/2023	210,274
	Wal-MartStores, Inc.
327,000	7.550%, 2/15/2030	463,414
	Yale University
200,000	2.086%, 4/15/2019	202,102

	Total	4,207,201

Consumer Non-Cyclical (3.8%)
	AbbVie, Inc.
200,000	1.800%, 5/14/2018	199,412
	Actavis Funding SCS
350,000	1.543%, 3/12/2020[c]	353,878
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	243,715
	Amgen, Inc.
250,000	2.125%, 5/1/2020	244,798
	BAT International Finance plc
350,000	0.796%, 6/15/2018[c,d]	349,794
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	250,887
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	339,713
	Cardinal Health, Inc.
195,000	1.950%, 6/15/2018	195,328

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.3%)	Value
Consumer Non-Cyclical (3.8%) - continued
	Cargill, Inc.
$325,000	4.100%, 11/1/2042[d]	$305,955
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	211,124
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	238,663
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	306,972
	EMD Finance, LLC
300,000	0.633%, 3/17/2017[c,d]	299,839
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	188,688
	Hospira, Inc.
250,000	6.050%, 3/30/2017	268,990
	JM Smucker Company
225,000	2.500%, 3/15/2020[d]	223,695
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	253,024
	McKesson Corporation
275,000	2.700%, 12/15/2022	263,811
	PepsiCo, Inc.
200,000	1.850%, 4/30/2020	197,793
	Reynolds American, Inc.
150,000	3.250%, 6/12/2020	151,935
	Sanofi
250,000	1.250%, 4/10/2018	249,081
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	302,750
	Zimmer Biomet Holdings, Inc.
250,000	2.000%, 4/1/2018	250,090

	Total	5,889,935

Energy (1.0%)
	Cameron International Corporation
150,000	1.400%, 6/15/2017	149,020
	CNOOC Nexen Finance
250,000	1.625%, 4/30/2017	250,356
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	271,473
	Enterprise Products Operating, LLC
100,000	1.650%, 5/7/2018	99,900
	Exxon Mobil Corporation
250,000	0.649%, 3/6/2022[c]	250,480
	Petro-Canada
150,000	6.800%, 5/15/2038	189,318
	Petroleos Mexicanos
300,000	2.378%, 4/15/2025	302,799

	Total	1,513,346

Financials (9.1%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	298,251
	Aflac, Inc.
250,000	2.400%, 3/16/2020	251,862
	American International Group, Inc.
200,000	2.300%, 7/16/2019	199,643
	American Tower Trust I
225,000	1.551%, 3/15/2018*	223,869
	AXA SA
27,000	8.600%, 12/15/2030	36,184
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[d]	498,225
	Bank of America Corporation
250,000	1.700%, 8/25/2017	250,287
	Bank of England
1,000,000	0.875%, 3/17/2017[d]	1,002,440
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	205,101
	Boston Properties, LP
300,000	3.125%, 9/1/2023	291,626
	Chubb Corporation
350,000	6.500%, 5/15/2038	458,071
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	51,585
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	200,098
	Duke Realty, LP
250,000	3.875%, 10/15/2022	253,124
	European Investment Bank
500,000	1.250%, 5/15/2018	501,403
455,000	2.125%, 10/15/2021	454,306
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	198,034
	Finnvera Oyj
400,000	2.375%, 6/4/2025[d]	386,864
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	372,494
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	400,666
	J.P. Morgan Chase & Company
250,000	1.177%, 1/25/2018[c]	251,646
250,000	2.250%, 1/23/2020	245,671
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	161,251
200,000	4.250%, 6/15/2023[d]	205,681
	Lloyds Bank plc
365,000	0.806%, 3/16/2018[c]	364,893
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	407,190
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	354,590
	MetLife, Inc.
200,000	4.368%, 9/15/2023	212,735
	Morgan Stanley
250,000	5.000%, 11/24/2025	261,715
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	330,462
	Nederlandse Waterschapsbank NV
500,000	1.875%, 4/14/2022[d]	486,217
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	335,445
	North American Development Bank
400,000	2.300%, 10/10/2018	407,084
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	318,498

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.3%)	Value
Financials (9.1%) - continued
	Preferred Term Securities XXIII, Ltd.
$658,158	0.486%, 12/22/2036*,c	$501,754
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	200,062
	Realty Income Corporation
300,000	2.000%, 1/31/2018	302,136
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	240,861
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	299,975
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	195,177
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	255,339
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	125,227
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	300,421
	Synchrony Financial
215,000	3.000%, 8/15/2019	216,530
	UBS AG
250,000	0.981%, 3/26/2018[c]	249,925
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	181,195
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	149,188

	Total	14,095,001

Foreign Government (3.9%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	379,050
	Export Development Canada
150,000	0.750%, 12/15/2017	149,182
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	198,064
	FMS Wertmanagement AoeR
500,000	1.750%, 3/17/2020	499,982
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	516,251
	Hydro-Quebec
27,000	8.400%, 1/15/2022	35,662
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	528,606
400,000	4.375%, 1/24/2044	463,425
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	491,889
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	299,877
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	102,000
250,000	3.600%, 1/30/2025	246,500
	Poland Government International Bond
250,000	4.000%, 1/22/2024	261,562
	Province of Manitoba
600,000	1.300%, 4/3/2017	605,262
	Province of New Brunswick
125,000	2.750%, 6/15/2018	130,299
	Province of Quebec
400,000	7.500%, 7/15/2023	531,110
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	498,612

	Total	5,937,333

Mortgage-Backed Securities (29.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
269	6.500%, 3/1/2016	272
1,224	6.000%, 6/1/2016	1,241
1,128	6.000%, 9/1/2016	1,146
27,707	7.000%, 6/1/2017	28,711
28,865	5.500%, 12/1/2017	29,858
2,087,500	3.000%, 7/1/2030[g]	2,161,084
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,922	8.500%, 11/1/2025	6,222
604	8.000%, 1/1/2026	685
2,087,500	4.000%, 7/1/2045[g]	2,207,572
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,500,000	3.500%, 7/1/2030[g]	5,800,523
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,475	10.500%, 8/1/2020	1,628
1,112	8.000%, 12/1/2024	1,253
161	8.500%, 12/1/2025	161
1,231	8.000%, 9/1/2026	1,279
1,995	8.000%, 4/1/2030	2,465
13,245,000	3.500%, 7/1/2045[g]	13,649,594
11,062,500	4.000%, 8/1/2045[g]	11,694,574
8,400,000	4.500%, 8/1/2045[g]	9,068,063
	Government National Mortgage Association 30-Yr. Pass Through
3,332	7.500%, 3/15/2023	3,345
1,874	9.000%, 9/15/2024	2,150
2,080	8.000%, 6/15/2025	2,150
1,145	8.000%, 9/15/2026	1,307
6,739	7.500%, 10/15/2027	6,934
7,943	7.500%, 11/15/2028	8,028
3,736	8.000%, 10/15/2030	4,301
5,904	7.500%, 1/15/2031	6,849

	Total	44,691,395

Technology (1.4%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	202,594
	Apple, Inc.
400,000	2.400%, 5/3/2023	382,648
	Cisco Systems, Inc.
350,000	0.593%, 6/15/2018[c]	350,612
	Micron Semiconductor Asia Pte, Ltd.
240,000	1.258%, 1/15/2019	240,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (100.3%)	Value
Technology (1.4%) - continued
	Motorola Solutions, Inc.
$250,000	3.500%, 3/1/2023	$235,792
	Oracle Corporation
325,000	1.200%, 10/15/2017	325,001
250,000	2.500%, 5/15/2022	242,752
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	196,520

	Total	2,176,019

Transportation (0.7%)
	American Airlines Pass Through Trust
180,081	5.600%, 7/15/2020[d]	185,483
	Continental Airlines, Inc.
315,547	4.150%, 4/11/2024	322,252
	Delta Air Lines, Inc.
189,193	4.950%, 5/23/2019	200,428
	TTX Company
300,000	4.125%, 10/1/2023*	314,705

	Total	1,022,868

U.S. Government and Agencies (39.2%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	391,138
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	989,375
325,000	1.250%, 10/2/2019	320,661
350,000	6.750%, 3/15/2031	501,717
	Federal National Mortgage Association
2,690,000	1.750%, 11/26/2019	2,704,125
1,000,000	1.625%, 1/21/2020	998,614
1,300,000	2.625%, 9/6/2024	1,300,502
500,000	5.960%, 9/11/2028	658,618
100,000	6.250%, 5/15/2029	136,603
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	253,096
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	425,848
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,258,595
500,000	5.375%, 2/15/2031	672,148
4,425,000	3.000%, 5/15/2042	4,335,465
	U.S. Treasury Notes
4,750,000	0.625%, 10/15/2016	4,762,616
17,625,000	0.875%, 11/15/2017	17,658,047
8,000,000	1.875%, 6/30/2020	8,092,496
1,500,000	2.000%, 7/31/2020	1,525,195
1,000,000	2.250%, 7/31/2021	1,018,906
1,000,000	2.125%, 9/30/2021	1,010,000
1,870,000	1.625%, 8/15/2022	1,812,731
3,650,000	2.250%, 11/15/2024	3,627,757
3,450,000	3.625%, 2/15/2044	3,793,113

	Total	60,247,366

Utilities (3.8%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	300,348
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	199,124
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	462,864
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	327,568
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016	301,624
	DTE Energy Company
100,000	2.400%, 12/1/2019	99,992
	Eversource Energy
230,000	1.600%, 1/15/2018	230,916
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	200,692
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	245,270
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	27,585
	NextEra Energy Capital Holdings, Inc.
100,000	1.586%, 6/1/2017	100,217
350,000	2.400%, 9/15/2019	349,623
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	360,145
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	309,313
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	328,876
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	315,953
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	355,412
	Sempra Energy
325,000	2.300%, 4/1/2017	329,781
265,000	2.400%, 3/15/2020	262,939
	Southern California Edison Company
155,000	2.400%, 2/1/2022	150,756
	Southern California Gas Company
325,000	3.750%, 9/15/2042	301,240
	Xcel Energy, Inc.
250,000	1.200%, 6/1/2017	250,047

	Total	5,810,285

	Total Long-Term Fixed Income (cost $153,625,093)	154,171,641

Shares or Principal Amount	Short-Term Investments (28.8%)[h]
	Federal National Mortgage Association Discount Notes
1,000,000	0.090%, 8/12/2015	999,895
	Thrivent Cash Management Trust
43,289,281	0.070%	43,289,281

	Total Short-Term Investments (at amortized cost)	44,289,176

	Total Investments (cost $197,914,269) 129.1%	$198,460,817

	Other Assets and Liabilities, Net (29.1%)	(44,722,535)

	Total Net Assets 100.0%	$153,738,282

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $11,023,048 or 7.2% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	658,158
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	744,306

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,396,647
Gross unrealized depreciation	(1,998,950)

Net unrealized appreciation (depreciation)	$397,697

Cost for federal income tax purposes	$198,063,120

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,663,764	—	3,663,764	—
Basic Materials	1,613,271	—	1,613,271	—
Capital Goods	548,057	—	548,057	—
Commercial Mortgage-Backed Securities	897,170	—	897,170	—
Communications Services	1,858,630	—	1,858,630	—
Consumer Cyclical	4,207,201	—	4,207,201	—
Consumer Non-Cyclical	5,889,935	—	5,889,935	—
Energy	1,513,346	—	1,513,346	—
Financials^	14,095,001	—	14,095,001	0
Foreign Government	5,937,333	—	5,937,333	—
Mortgage-Backed Securities	44,691,395	—	44,691,395	—
Technology	2,176,019	—	2,176,019	—
Transportation	1,022,868	—	1,022,868	—
U.S. Government and Agencies	60,247,366	—	60,247,366	—
Utilities	5,810,285	—	5,810,285	—
Short-Term Investments	44,289,176	43,289,281	999,895	—

Total	$198,460,817	$43,289,281	$155,171,536	$0

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$43,462,896	$21,910,809	$22,084,424	43,289,281	$43,289,281	$14,285
Total Value and Income Earned	43,462,896				43,289,281	14,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value	% of Net Assets
Basic Materials (0.1%)
	Other Securities^	$928,989	0.1%

	Total	928,989

Capital Goods (0.3%)
	Other Securities^	2,723,757	0.3%

	Total	2,723,757

Communications Services (0.8%)
	Other Securities^	7,651,483	0.8%

	Total	7,651,483

Consumer Cyclical (0.7%)
	Other Securities^	7,056,506	0.7%

	Total	7,056,506

Consumer Non-Cyclical (0.4%)
	Other Securities^	4,046,902	0.4%

	Total	4,046,902

Energy (0.2%)
	Other Securities^	1,703,119	0.2%

	Total	1,703,119

Financials (0.1%)
	Other Securities^	1,530,786	0.1%

	Total	1,530,786

Technology (0.2%)
	Other Securities^	2,462,523	0.2%

	Total	2,462,523

Transportation (0.1%)
	Other Securities^	1,336,591	0.1%

	Total	1,336,591

Utilities (0.1%)
	Other Securities^	1,374,543	0.1%

	Total	1,374,543

	Total Bank Loans (cost $31,965,350)	30,815,199

	Long-Term Fixed Income (94.6%)
Asset-Backed Securities (14.1%)
	BA Credit Card Trust
$4,800,000	0.566%, 6/15/2021[b]	4,797,130	0.5%
	Chase Issuance Trust
6,500,000	1.590%, 2/18/2020	6,534,047	0.6%
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,222,581	0.5%
	Golden Credit Card Trust
7,200,000	0.436%, 2/15/2018[b,c]	7,196,731	0.7%
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[c]	10,003,360	1.0%
	Mortgage Equity Conversion Asset Trust
4,433,200	0.690%, 2/25/2042*,b	3,899,842	0.4%
	OZLM VIII, Ltd.
3,760,000	1.714%, 10/17/2026*,b	3,753,137	0.4%
	Penarth Master Issuer plc
5,500,000	0.575%, 11/18/2017[b,c]	5,500,550	0.5%
	SLM Student Loan Trust
5,143,944	0.707%, 3/25/2026[b]	5,163,692	0.5%
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	4,001,176	0.4%
	World Omni Master Owner Trust
5,400,000	0.536%, 2/15/2018[b,c]	5,400,000	0.5%
	Other Securities^	81,309,306	8.1%

	Total	142,781,552

Basic Materials (0.8%)
	Other Securities^	7,544,059	0.8%

	Total	7,544,059

Capital Goods (0.3%)
	Other Securities^	2,658,428	0.3%

	Total	2,658,428

Collateralized Mortgage Obligations (9.7%)
	Alm Loan Funding CLO
3,760,000	1.662%, 10/17/2026*,b	3,751,543	0.4%
	Apidos CLO XVIII
3,775,000	1.669%, 7/22/2026*,b	3,753,079	0.4%
	Birchwood Park CLO, Ltd.
3,760,000	1.693%, 7/15/2026*,b	3,753,155	0.4%
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.752%, 10/15/2026*,b	3,753,179	0.4%
	Countrywide Alternative Loan Trust
631,649	5.500%, 11/25/2035	634,464	0.1%
	Countrywide Home Loans, Inc.
1,715,531	2.436%, 3/20/2036	1,543,606	0.2%
	Dryden 34 Senior Loan Fund CLO
3,760,000	1.705%, 10/15/2026*,b	3,751,535	0.4%
	Madison Park Funding XIV CLO, Ltd.
4,150,000	1.725%, 7/20/2026*,b	4,144,609	0.4%
	MLCC Mortgage Investors, Inc.
522,190	0.847%, 8/25/2029[b]	519,768	<0.1%
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	1.720%, 8/12/2026*,b	3,753,315	0.4%
	Other Securities^	69,556,630	6.6%

	Total	98,914,883

Commercial Mortgage-Backed Securities (5.3%)
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.234%, 6/8/2030[b,c]	4,990,640	0.5%
	Credit Suisse First Boston Mortgage Securities
4,460,000	5.542%, 1/15/2049	4,704,176	0.5%
	Federal National Mortgage Association
2,629,920	1.272%, 1/25/2017	2,643,187	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value	% of Net Assets
Commercial Mortgage-Backed Securities (5.3%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$4,500,000	1.136%, 12/15/2028[b,c]	$4,499,100	0.4%
6,193,845	5.429%, 12/12/2043	6,434,302	0.6%
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,130,120	0.5%
	Other Securities^	25,382,096	2.5%

	Total	53,783,621

Communications Services (2.1%)
	Other Securities^	21,687,046	2.1%

	Total	21,687,046

Consumer Cyclical (1.3%)
	Other Securities^	13,573,117	1.3%

	Total	13,573,117

Consumer Non-Cyclical (4.5%)
	Other Securities^	45,097,429	4.5%

	Total	45,097,429

Energy (2.4%)
	Other Securities^	24,337,463	2.4%

	Total	24,337,463

Financials (19.0%)
	Bank of America Corporation
8,200,000	1.144% - 6.100%, 8/25/2017 - 12/29/2049[b,d]	8,182,275	0.8%
	Bank of America National Association
2,000,000	5.300%, 3/15/2017	2,118,328	0.2%
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,751,465	0.3%
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[c]	4,902,401	0.5%
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,103,938	0.6%
5,435,000	1.250% - 2.125%, 5/15/2018 - 10/15/2021	5,436,240	0.5%
	Inter-American Development Bank
3,750,000	0.228%, 2/11/2016[b]	3,750,638	0.4%
	J.P. Morgan Chase & Company
4,000,000	1.177%, 1/25/2018[b]	4,026,332	0.4%
4,950,000	2.250% - 7.900% 1/23/2020 - 4/29/2049[d]	4,975,270	0.6%
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,880,591	0.2%
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,041,612	0.4%
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[c]	5,952,534	0.6%
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,993,760	0.4%
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020[b]	4,004,112	0.4%
	Other Securities^	130,828,549	12.7%

	Total	192,948,045

Foreign Government (4.1%)
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,530,600	0.8%
2,500,000	1.125%, 3/19/2018	2,504,695	0.3%
	Province of Manitoba
5,100,000	1.300%, 4/3/2017[e]	5,144,727	0.5%
	Other Securities^	25,511,513	2.5%

	Total	41,691,535

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 7/1/2030[f]	8,152,594	0.8%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,875,000	4.000%, 7/1/2045[f]	6,212,927	0.6%
672,854	6.500%, 9/1/2037	772,843	0.1%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
18,850,000	3.500%, 7/1/2030[f]	19,879,975	2.0%
3,491,015	2.250%, 6/25/2025	3,565,174	0.3%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,072,349	2.072%, 1/1/2043[b]	4,247,977	0.4%
6,669,165	2.054%, 3/1/2043[b]	6,926,492	0.7%
6,666,118	1.729%, 7/1/2043[b]	6,833,830	0.7%
1,429,154	5.196% - 5.688%, 9/1/2037 - 10/1/2037[b]	1,518,543	0.1%

	Total	58,110,355

Technology (1.2%)
	Other Securities^	12,558,617	1.2%

	Total	12,558,617

Transportation (1.3%)
	Other Securities^	13,182,326	1.3%

	Total	13,182,326

U.S. Government and Agencies (20.3%)
	Federal Home Loan Mortgage Corporation
4,000,000	1.250%, 10/2/2019	3,946,596	0.4%
500,000	1.250%, 8/1/2019	494,688	<0.1%
	Federal National Mortgage Association
8,000,000	1.750%, 11/26/2019	8,042,008	0.8%
5,000,000	1.625%, 1/21/2020	4,993,070	0.5%
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	10,754,376	1.1%
2,200,000	3.000%, 5/15/2042	2,155,485	0.2%
	U.S. Treasury Bonds, TIPS
21,707,690	0.125%, 4/15/2019	21,989,217	2.2%
	U.S. Treasury Notes
14,750,000	0.625%, 10/15/2016	14,789,176	1.5%
41,950,000	1.500%, 10/31/2019	41,972,947	4.1%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value	% of Net Assets
U.S. Government and Agencies (20.3%) - continued
$64,045,000	1.875%, 6/30/2020	$64,785,488	6.4%
8,000,000	3.625%, 2/15/2044	8,795,624	0.9%
1,400,000	0.875%, 11/15/2017	1,402,625	0.1%
	U.S. Treasury Notes, TIPS
8,571,296	0.125%, 1/15/2022	8,494,292	0.8%
6,995,352	0.125%, 1/15/2023	6,871,842	0.7%
2,480,060	0.125% - 1.125%, 4/15/2018 - 1/15/2021	2,557,642	0.3%
	Other Securities^	3,558,681	0.3%

	Total	205,603,757

Utilities (2.5%)
	Other Securities^	25,734,953	2.5%

	Total	25,734,953

	Total Long-Term Fixed Income (cost $965,582,067)	960,207,186

Shares	Preferred Stock (0.7%)
Financials (0.4%)
	Other Securities^	4,262,784	0.4%

	Total	4,262,784

Utilities (0.3%)
	Other Securities^	2,460,352	0.3%

	Total	2,460,352

	Total Preferred Stock (cost $6,703,319)	6,723,136

	Collateral Held for Securities Loaned (0.2%)
1,602,000	Thrivent Cash Management Trust	1,602,000	0.2%

	Total Collateral Held for Securities Loaned (cost $1,602,000)	1,602,000

Shares or Principal Amount	Short-Term Investments (4.7%)[g]
	Thrivent Cash Management Trust
45,740,650	0.070%[h]	45,740,650	4.5%
	Federal National Mortgage Association Discount Notes
1,000,000	0.060% - 0.065%, 7/15/2015 - 8/12/2015[h]	999,957	<0.1%
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.070%, 7/20/2015[h]	999,963	0.1%
	Other Securities^	399,982	0.1%

	Total Short-Term Investments (at amortized cost)	48,140,552

	Total Investments (cost $1,053,993,288) 103.2%	$1,047,488,073

	Other Assets and Liabilities, Net (3.2%)	(32,420,105)

	Total Net Assets 100.0%	$1,015,067,968

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $191,780,061 or 18.9% of total net assets.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	All or a portion of the security is on loan.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	At June 30, 2015, $1,949,931 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,562
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	3,674,251
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,877,516
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,649,581
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	2,357,941
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	$4,381,572
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,200
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,634,397
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,722,503
TTX Company, 10/1/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,788,178
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	930,382

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury lnflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,619,567
Gross unrealized depreciation	(15,031,885)

Net unrealized appreciation (depreciation)	$(6,412,318)

Cost for federal income tax purposes	$1,053,900,391

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	928,989	—	928,989	—
Capital Goods	2,723,757	—	2,723,757	—
Communications Services	7,651,483	—	7,059,899	591,584
Consumer Cyclical	7,056,506	—	7,056,506	—
Consumer Non-Cyclical	4,046,902	—	4,046,902	—
Energy	1,703,119	—	1,703,119	—
Financials	1,530,786	—	1,530,786	—
Technology	2,462,523	—	2,462,523	—
Transportation	1,336,591	—	1,336,591	—
Utilities	1,374,543	—	1,374,543	—
Long-Term Fixed Income
Asset-Backed Securities	142,781,552	—	140,412,598	2,368,954
Basic Materials	7,544,059	—	7,544,059	—
Capital Goods	2,658,428	—	2,658,428	—
Collateralized Mortgage Obligations	98,914,883	—	98,914,883	—
Commercial Mortgage-Backed Securities	53,783,621	—	53,783,621	—
Communications Services	21,687,046	—	21,687,046	—
Consumer Cyclical	13,573,117	—	13,573,117	—
Consumer Non-Cyclical	45,097,429	—	45,097,429	—
Energy	24,337,463	—	24,337,463	—
Financials	192,948,045	—	192,948,045	—
Foreign Government	41,691,535	—	41,691,535	—
Mortgage-Backed Securities	58,110,355	—	58,110,355	—
Technology	12,558,617	—	12,558,617	—
Transportation	13,182,326	—	13,182,326	—
U.S. Government and Agencies	205,603,757	—	205,603,757	—
Utilities	25,734,953	—	25,734,953	—
Preferred Stock
Financials	4,262,784	3,422,100	840,684	—
Utilities	2,460,352	—	2,460,352	—
Collateral Held for Securities Loaned	1,602,000	1,602,000	—	—
Short-Term Investments	48,140,552	45,740,650	2,399,902	—

Total	$1,047,488,073	$50,764,750	$993,762,785	$2,960,538

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,251,338	1,251,338	—	—

Total Asset Derivatives	$1,251,338	$1,251,338	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,040)	September 2015	($124,276,828)	($124,028,122)	$248,706
10-Yr. U.S. Treasury Bond Futures	(350)	September 2015	(44,643,074)	(44,160,158)	482,916
30-Yr. U.S. Treasury Bond Futures	(63)	September 2015	(9,766,281)	(9,503,156)	263,125
Ultra Long Term U.S. Treasury Bond Futures	(52)	September 2015	(8,267,841)	(8,011,250)	256,591
Total Futures Contracts					$1,251,338

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,251,338
Total Interest Rate Contracts		1,251,338

Total Asset Derivatives		$1,251,338

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,649,716)
Total Interest Rate Contracts		(1,649,716)

Total		($1,649,716)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,672,854
Total Interest Rate Contracts		1,672,854

Total		$1,672,854

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$182,385,195	17.9%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$8,419,435	$17,424,123	$24,241,558	1,602,000	$1,602,000	$3,855
Cash Management Trust-Short Term Investment	40,223,834	146,889,029	141,372,213	45,740,650	45,740,650	17,564
Total Value and Income Earned	48,643,269				47,342,650	21,419

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (16.5%)[a]	Value
	Barton Capital, LLC
$3,100,000	0.120%, 7/1/2015[b,c]	$3,100,000
	Chariot Funding, LLC
1,310,000	0.170%, 8/18/2015[b,c]	1,309,703
	Dealers Capital Access Trust, LLC
1,250,000	0.270%, 7/10/2015[b]	1,249,916
	Fairway Finance, LLC
1,250,000	0.240%, 8/5/2015[b,c]	1,249,708
	Kells Funding, LLC
1,240,000	0.281%, 11/4/2015[b,c,d]	1,239,948
	Liberty Street Funding, LLC
1,500,000	0.080%, 7/1/2015[b,c]	1,500,000
1,320,000	0.190%, 8/31/2015[b,c]	1,319,575
	Nieuw Amsterdam Receivables
1,200,000	0.140%, 7/21/2015[b,c]	1,199,907
1,340,000	0.200%, 8/14/2015[b,c]	1,339,672
	Old Line Funding, LLC
1,250,000	0.265%, 8/19/2015[b,c,d]	1,250,000
1,300,000	0.288%, 12/11/2015[b,c,d]	1,300,000
	Starbird Funding Corporation
3,250,000	0.110%, 7/1/2015[b,c]	3,250,000
	Thunder Bay Funding, LLC
1,230,000	0.266%, 10/14/2015[b,c,d]	1,230,000
1,250,000	0.314%, 11/6/2015[b,c,d]	1,250,000

	Total	21,788,429

	Certificate of Deposit (4.9%)[a]
	Rabobank Nederland NY
1,290,000	0.285%, 7/17/2015[d]	1,290,000
	Toronto-Dominion Bank of New York
1,230,000	0.275%, 11/18/2015[d]	1,230,000
	US Bank NA
1,245,000	0.246%, 7/27/2015[d]	1,245,000
1,300,000	0.225%, 12/14/2015[d]	1,300,000
	Wells Fargo Bank NA
1,270,000	0.309%, 9/4/2015[d]	1,270,000

	Total	6,335,000

	Financial Company Commercial Paper (8.3%)[a]
	AllianceBernstein, LP
1,350,000	0.200%, 7/7/2015[c]	1,349,955
	Bank of Nova Scotia
1,320,000	0.250%, 9/21/2015[c]	1,319,248
	Nederlandse Waterschapsbank NV
1,000,000	0.100%, 7/9/2015[c]	999,978
	Nordea Bank AB
1,250,000	0.170%, 7/6/2015[c]	1,249,971
	Skandinaviska Enskilda Banken AB
1,200,000	0.180%, 7/22/2015[c]	1,199,874
1,330,000	0.210%, 8/17/2015[c]	1,329,635
	US Bank NA
3,500,000	0.100%, 7/1/2015	3,500,000

	Total	10,948,661

	Government Agency Debt (28.7%)[a]
	Federal Agricultural Mortgage Corporation
1,500,000	0.390%, 7/1/2015[d]	1,500,000
	Federal Farm Credit Bank
1,140,000	0.183%, 8/3/2015[d]	1,140,031
1,800,000	0.340%, 8/3/2015[d]	1,800,396
630,000	0.148%, 12/9/2015[d]	629,971
1,320,000	0.210%, 12/18/2015[d]	1,320,467
3,720,000	0.250%, 2/16/2016[d]	3,722,600
1,250,000	0.167%, 3/31/2016[d]	1,249,970
700,000	0.162%, 6/30/2016[d]	699,978
	Federal Home Loan Bank
1,280,000	0.177%, 8/26/2015[d]	1,280,011
900,000	0.202%, 11/20/2015[d]	900,088
1,250,000	0.165%, 5/12/2016[d]	1,249,993
1,310,000	0.137%, 6/23/2016[d]	1,310,000
	Federal Home Loan Mortgage Corporation
650,000	0.175%, 7/17/2015[d]	650,009
	Federal National Mortgage Association
1,250,000	0.205%, 8/16/2016[d]	1,250,223
	Overseas Private Investment Corporation
689,653	0.110%, 7/1/2015[d]	689,653
1,390,000	0.110%, 7/7/2015[d]	1,390,000
1,300,000	0.110%, 7/7/2015[d]	1,300,000
2,300,000	0.110%, 7/7/2015[d]	2,300,000
1,420,000	0.110%, 7/7/2015[d]	1,420,000
1,410,000	0.110%, 7/7/2015[d]	1,410,000
632,873	0.256%, 7/12/2015	643,649
2,540,000	0.430%, 7/12/2015	2,550,544
1,697,760	0.110%, 7/14/2015[d]	1,697,760
800,000	0.450%, 12/10/2015	802,002
1,250,000	0.610%, 3/17/2016	1,252,207
1,000,000	0.500%, 4/30/2016	1,044,511
1,260,000	0.510%, 4/30/2016	1,261,088
1,260,000	0.520%, 5/2/2016	1,261,040

	Total	37,726,191

Shares	Investment Company (9.8%)
	BlackRock Cash Funds
5,203,000	0.130%	5,203,000
	Dreyfus Institutional Cash Advantage Fund
3,128,000	0.080%	3,128,000
	Duetsche Money Market Series
4,563,037	0.100%	4,563,037

	Total	12,894,037

Principal Amount	Other Commercial Paper (14.6%)[a]
	Anheuser-Busch InBev Worldwide, Inc.
1,300,000	0.130%, 8/5/2015[c]	1,299,836
	Cargill, Inc.
1,320,000	0.090%, 7/6/2015[c]	1,319,983
	Chevron Corporation
1,075,000	0.090%, 8/10/2015[c]	1,074,893
	Emerson Electric Company
2,650,000	0.060%, 7/1/2015[c]	2,650,000
1,300,000	0.120%, 8/20/2015[c]	1,299,784
	Honeywell International, Inc.
1,000,000	0.110%, 7/17/2015[c]	999,951
	Novartis Finance Corporation
1,400,000	0.080%, 7/10/2015[c]	1,399,972

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Other Commercial Paper (14.6%)[a]	Value
	Reckitt Benckiser Treasury Services plc
$1,000,000	0.100%, 7/23/2015[c]	$999,939
	Roche Holdings, Inc.
1,310,000	0.120%, 8/20/2015[c]	1,309,782
	Schlumberger Investment SA
1,300,000	0.120%, 7/15/2015[c]	1,299,939
1,240,000	0.150%, 8/4/2015[c]	1,239,824
	State of California
785,000	0.190%, 7/30/2015	785,000
	Wal-Mart Stores, Inc.
3,600,000	0.050%, 7/6/2015[c]	3,599,975

	Total	19,278,878

	Other Note (15.3%)[a]
	Bank of New York Mellon Corporation
1,230,000	0.507%, 10/23/2015[d]	1,230,876
670,000	0.509%, 3/4/2016[d]	670,906
	Bank of Nova Scotia
650,000	0.750%, 10/9/2015	650,765
	Coca-Cola Company
2,510,000	0.293%, 9/1/2015[d]	2,510,348
	General Electric Capital Corporation
1,310,000	1.029%, 8/11/2015[b,d]	1,311,096
1,240,000	0.886%, 12/11/2015[b,d]	1,243,024
1,250,000	0.507%, 1/14/2016[b,d]	1,251,272
	International Bank for Reconstruction and Development
1,320,000	0.184%, 8/7/2015[d]	1,320,031
	John Deere Capital Corporation
620,000	0.402%, 12/10/2015[d]	620,363
	JP Morgan Chase Bank NA
800,000	0.528%, 7/30/2015[d]	800,179
	KFW
1,250,000	0.197%, 10/30/2015[d]	1,249,999
	Procter & Gamble Company
840,000	3.150%, 9/1/2015	844,112
800,000	4.850%, 12/15/2015	816,390
	Royal Bank of Canada
700,000	0.361%, 7/6/2016[c,d]	700,000
	Toronto-Dominion Bank
1,230,000	0.480%, 11/6/2015[d]	1,230,866
	Wells Fargo Bank NA
1,370,000	0.406%, 7/14/2016[d]	1,370,000
	Westpac Banking Corporation
1,250,000	1.074%, 7/17/2015[c,d]	1,250,432
1,260,000	3.000%, 8/4/2015	1,263,093

	Total	20,333,752

	Total Investments (at amortized cost) 98.1%	$129,304,948

	Other Assets and Liabilities, Net 1.9%	2,535,196

	Total Net Assets 100.0%	$131,840,144

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $48,431,484 or 36.7% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.

Cost for federal income tax purposes	$129,304,948

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	21,788,429	—	21,788,429	—
Certificate of Deposit	6,335,000	—	6,335,000	—
Financial Company Commercial Paper	10,948,661	—	10,948,661	—
Government Agency Debt	37,726,191	—	37,726,191	—
Investment Company	12,894,037	12,894,037	—	—
Other Commercial Paper	19,278,878	—	19,278,878	—
Other Note	20,333,752	—	20,333,752	—

Total	$129,304,948	$12,894,037	$116,410,911	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2015 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$878,892,327	$4,783,058,234	$9,236,057,963		$4,314,698,234
Investments in securities at value	614,823,736	3,185,437,098	6,723,273,960		3,236,686,871
Investments in affiliates at value	360,344,771	2,057,952,315	3,073,344,779		1,261,299,695
Investments at Value	975,168,507	5,243,389,413	9,796,618,739		4,497,986,566
Cash	9,623,846	11,204,734 (a)	11,460,931	(b)	8,692,653
Dividends and interest receivable	541,881	4,600,291	11,362,621		7,148,227
Prepaid expenses	6,275	20,113	33,667		16,365
Receivable for investments sold	8,455,012	106,925,345	486,614,117		302,179,206
Receivable for fund shares sold	—	313,134	2,067,047		1,576,928
Receivable for expense reimbursements	—	—	—		—
Receivable for variation margin	602,094	2,295,787	3,240,399		868,160
Total Assets	994,397,615	5,368,748,817	10,311,397,521		4,818,468,105
Liabilities
Accrued expenses	34,564	83,023	105,579		54,540
Payable for investments purchased	21,032,815	307,215,309	1,373,389,529		843,701,041
Payable upon return of collateral for securities loaned	—	68,786,888	78,634,260		18,733,091
Payable for fund shares redeemed	203,061	381,501	339,371		608,966
Payable for variation margin	1,126,818	3,761,703	4,738,767		1,419,362
Payable for investment advisory fees	440,237	1,945,534	3,329,076		1,462,022
Payable for administrative fees	22,146	86,098	147,309		68,966
Payable for director fees	641	2,533	4,848		2,262
Payable for director deferred compensation	41,232	116,337	189,403		105,940
Mortgage dollar roll deferred revenue	20,661	256,217	1,216,639		746,373
Total Liabilities	22,922,175	382,635,143	1,462,094,781		866,902,563
Net Assets
Capital stock (beneficial interest)	831,899,704	4,319,966,894	8,010,414,781		3,687,485,951
Accumulated undistributed net investment income/(loss)	5,488,859	38,850,966	76,476,533		36,085,745
Accumulated undistributed net realized gain/(loss)	41,012,973	180,272,730	233,604,058		56,293,176
Net unrealized appreciation/ (depreciation) on:
Investments	76,249,711	232,806,225	274,906,369		92,020,127
Affiliated investments	20,026,469	227,524,954	285,654,407		91,268,205
Futures contracts	(3,230,435)	(13,218,582)	(31,920,197)		(11,209,307)
Foreign currency transactions	28,159	124,636	166,789		43,176
Swap agreements	—	(214,149)	—		(421,531)
Total Net Assets	$971,475,440	$4,986,113,674	$8,849,302,740		$3,951,565,542
Shares of beneficial interest outstanding	65,840,470	350,414,094	659,700,373		316,731,801
Net asset value per share	$14.75	$14.23	$13.41		$12.48

(a)	Includes foreign currency holdings of $171,755 (cost $165,544).
(b)	Includes foreign currency holdings of $226,637 (cost $218,516).
(c)	Includes foreign currency holdings of $20,285 (cost $19,913).
(d)	Includes foreign currency holdings of $38,521 (cost $37,505).
(e)	Includes foreign currency holdings of $56,964 (cost $55,665).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Growth and Income Plus Portfolio	Balanced Income Plus Portfolio		Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio

$84,868,408	$330,990,824		$486,431,501	$102,512,021	$47,983,476	$140,469,349	$49,465,959
78,382,221	304,391,336		440,115,551	83,312,758	63,266,302	151,965,080	37,080,328
4,889,884	33,771,868		45,211,010	18,341,873	936,399	12,963,169	4,885,414
83,272,105	338,163,204		485,326,561	101,654,631	64,202,701	164,928,249	41,965,742
34,373 (c)	107,747	(d)	64,189 (e)	68	—	—	—
281,251	1,331,548		2,485,148	492,512	25,553	285,746	56,885
3,265	4,072		4,564	3,259	3,199	3,438	3,108
1,294,756	7,677,242		10,945,886	4,770,531	102,270	—	—
1,335	244,957		370,409	34,429	3,570	348,952	—
26,793	—		—	—	—	10,009	5,819
1,141	10,206		24,716	4,649	—	—	—
84,915,019	347,538,976		499,221,473	106,960,079	64,337,293	165,576,394	42,031,554

22,532	28,992		33,404	19,607	15,323	18,901	13,599
4,202,252	24,478,818		26,313,743	18,998,846	79,782	2,020,138	—
—	6,207,658		1,140,295	—	—	—	4,558,622
172,681	28,889		15,004	1,051	23,500	263	5,735
1,322	10,559		75,831	3,415	—	—	—
46,622	153,349		164,890	37,741	43,094	126,161	25,781
7,958	11,685		14,087	8,025	7,701	9,146	7,286
167	401		502	167	167	167	167
14,676	89,110		44,082	19,456	19,908	13,749	13,749
3,212	18,091		25,618	7,361	—	—	—
4,471,422	31,027,552		27,827,456	19,095,669	189,475	2,188,525	4,624,939

77,762,737	293,030,639		456,547,089	90,142,859	47,218,251	132,967,220	48,822,114
1,019,617	4,508,342		9,051,101	(4,607)	(118,370)	250,054	108,582
3,281,920	11,917,760		6,756,324	(1,375,716)	828,712	5,711,777	(4,023,864)

(1,596,303)	7,172,380		(1,104,940)	(857,390)	16,219,225	24,458,900	(7,500,217)
—	—		—	—	—	—	—
(23,720)	(120,744)		145,594	(37,438)	—	—	—
(822)	524		(1,151)	—	—	(82)	—
168	2,523		—	(3,298)	—	—	—
$80,443,597	$316,511,424		$471,394,017	$87,864,410	$64,147,818	$163,387,869	$37,406,615
7,862,778	22,097,503		61,522,933	8,689,312	6,078,552	7,803,605	6,199,819
$10.23	$14.32		$7.66	$10.11	$10.55	$20.94	$6.03

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2015 (unaudited)	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio
Assets
Investments at cost	$43,706,955	$138,796,266	$52,609,456	$273,726,217
Investments in securities at value	48,461,896	142,174,377	52,173,452	376,185,473
Investments in affiliates at value	1,935,674	295,654	9,041,392	20,614,887
Investments at Value	50,397,570	142,470,031	61,214,844	396,800,360
Cash	38,361 (a)	584	—	—
Initial margin deposit on open futures contracts	—	—	—	—
Dividends and interest receivable	190,899	540,042	23,676	431,282
Prepaid expenses	3,156	3,521	3,159	4,337
Receivable for investments sold	—	234,530	48,865	3,112,970
Receivable for fund shares sold	4,737	29,069	—	—
Unrealized gain on forward contracts	—	—	—	—
Receivable for expense reimbursements	16,528	—	18,392	—
Receivable for variation margin	—	—	—	—
Total Assets	50,651,251	143,277,777	61,308,936	400,348,949
Liabilities
Accrued expenses	30,133	23,293	13,904	17,832
Cash overdraft	—	—	282	—
Payable for investments purchased	57,054	60,510	320,830	501,874
Payable upon return of collateral for securities loaned	561,031	—	8,046,635	14,679,400
Payable for fund shares redeemed	66,772	44,572	72,928	15,493
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	—	—	—	—
Payable for investment advisory fees	52,521	102,883	46,018	272,461
Payable for administrative fees	7,455	8,981	7,495	12,797
Payable for director fees	167	167	167	471
Payable for director deferred compensation	13,749	49,950	41,681	51,881
Total Liabilities	788,882	290,356	8,549,940	15,552,209
Net Assets
Capital stock (beneficial interest)	44,343,478	137,798,854	25,505,154	252,364,025
Accumulated undistributed net investment income/(loss)	322,148	1,510,709	(130,428)	1,847,980
Accumulated undistributed net realized gain/(loss)	(1,493,204)	4,357	18,778,882	7,510,644
Net unrealized appreciation/(depreciation) on:
Investments	6,690,615	3,673,765	8,605,388	123,074,143
Futures contracts	—	—	—	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	(668)	(264)	—	(52)
Total Net Assets	$49,862,369	$142,987,421	$52,758,996	$384,796,740
Shares of beneficial interest outstanding	4,135,959	7,086,790	3,124,835	14,834,072
Net asset value per share	$12.06	$20.18	$16.88	$25.94

(a)	Includes foreign currency holdings of $38,361 (cost $38,275).
(b)	Includes foreign currency holdings of $7,872,085 (cost $7,916,353).

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio

$311,888,636	$219,813,526	$326,342,116	$374,939,522	$619,264,383	$134,458,988	$1,630,417,195
313,811,515	274,865,047	423,488,888	397,589,184	706,163,050	164,714,418	1,642,308,425
52,010,648	36,107,887	31,003,108	4,663,419	72,363,107	11,500,095	61,827,786
365,822,163	310,972,934	454,491,996	402,252,603	778,526,157	176,214,513	1,704,136,211
—	—	—	—	—	—	7,817,769 (b)
—	—	—	—	—	—	770,672
285,902	294,196	69,408	686,895	638,906	153,809	7,888,226
4,075	3,955	4,525	4,408	5,659	3,538	8,781
894,226	3,030,547	—	2,165,194	2,459,095	1,236,983	790,935
6,193	205,641	222	—	79,995	165,275	91,076
—	—	—	—	—	—	688,472
—	—	—	—	—	—	—
—	47,555	—	—	—	4,132	1,020,873
367,012,559	314,554,828	454,566,151	405,109,100	781,709,812	177,778,250	1,723,213,015

20,518	27,327	31,265	15,536	21,568	22,626	131,083
2,310	—	—	—	—	—	—
1,327,048	3,353,579	—	3,312,818	1,535,612	1,322,808	4,779,123
40,360,914	23,935,556	13,749,175	—	18,565,385	6,400,412	14,629,592
31,997	29,134	157,088	7,041	14,917	16,096	70,982
—	—	—	—	—	—	379,909
—	—	—	—	—	—	1,090,375
193,716	50,439	156,317	261,892	450,261	29,827	1,256,402
11,788	11,206	13,701	13,176	18,893	9,351	33,927
409	377	510	485	742	167	1,478
65,862	66,573	111,266	40,864	83,845	26,098	213,867
42,014,562	27,474,191	14,219,322	3,651,812	20,691,223	7,827,385	22,586,738

253,767,439	187,410,607	290,611,444	337,820,179	561,450,681	122,749,632	1,726,545,882
548,721	1,533,624	441,204	1,239,100	1,769,226	816,760	21,308,624
16,748,469	7,058,925	21,144,301	35,084,928	38,536,908	4,730,652	(120,770,873)
53,933,527	91,159,408	128,149,880	27,313,081	159,261,774	41,755,525	73,719,016
—	(81,927)	—	—	—	(101,704)	(421,593)
—	—	—	—	—	—	308,563
(159)	—	—	—	—	—	(63,342)
$324,997,997	$287,080,637	$440,346,829	$401,457,288	$761,018,589	$169,950,865	$1,700,626,277
18,981,197	17,101,852	17,863,027	25,257,593	45,049,130	10,532,700	178,115,599
$17.12	$16.79	$24.65	$15.89	$16.89	$16.14	$9.55

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

As of June 30, 2015 (unaudited)	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio
Assets
Investments at cost	$72,808,744	$827,078,728	$57,273,964	$942,307,642
Investments in securities at value	77,658,139	976,013,976	91,119,377	1,201,555,618
Investments in affiliates at value	4,184,334	60,192,162	3,447,732	20,435,846
Investments at Value	81,842,473	1,036,206,138	94,567,109	1,221,991,464
Cash	28,954	285,403	228 (a)	291,757
Dividends and interest receivable	65,067	441,720	25,343	2,246,384
Prepaid expenses	3,245	6,555	3,285	7,150
Receivable for investments sold	—	6,373,235	120,953	—
Receivable for fund shares sold	19,463	125,367	75,253	1,004
Receivable for expense reimbursements	20,324	—	16,548	—
Receivable for variation margin	—	107,684	—	—
Total Assets	81,979,526	1,043,546,102	94,808,719	1,224,537,759
Liabilities
Accrued expenses	16,226	44,309	17,690	28,006
Cash overdraft	—	—	—	—
Payable for investments purchased	2,366,167	6,350,139	761,049	—
Payable upon return of collateral for securities loaned	588,625	8,453,000	2,241,300	12,423,600
Payable for fund shares redeemed	3,160	583,654	1,309	83,712
Payable for variation margin	—	306,750	—	—
Payable for investment advisory fees	65,329	365,429	64,146	649,238
Payable for administrative fees	7,905	23,111	8,110	26,144
Payable for director fees	167	945	167	1,113
Payable for director deferred compensation	19,338	292,678	21,072	142,241
Mortgage dollar roll deferred revenue	—	—	—	—
Total Liabilities	3,066,917	16,420,015	3,114,843	13,354,054
Net Assets
Capital stock (beneficial interest)	66,345,404	779,865,440	52,125,309	864,538,318
Accumulated undistributed net investment income/(loss)	153,020	1,905,479	(90,435)	8,227,890
Accumulated undistributed net realized gain/(loss)	3,380,456	36,563,097	2,365,960	58,733,675
Net unrealized appreciation/(depreciation) on:
Investments	9,033,729	209,127,410	37,293,145	279,683,822
Futures contracts	—	(345,679)	—	—
Foreign currency transactions	—	10,340	(103)	—
Swap agreements	—	—	—	—
Total Net Assets	$78,912,609	$1,027,126,087	$91,693,876	$1,211,183,705
Shares of beneficial interest outstanding	5,908,834	34,647,421	5,078,896	74,377,191
Net asset value per share	$13.36	$29.65	$18.05	$16.28

(a)	Includes foreign currency holdings of $228 (cost $234).
(b)	Includes foreign currency holdings of $322,270 (cost $317,069).
*	Securities held by the Portfolio are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES – CONTINUED

Large Cap Stock Portfolio		Large Cap Index Portfolio	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio

$751,250,315		$302,344,375	$933,743,098	$1,444,309,734	$197,914,269	$1,053,993,288	$129,304,948
792,053,361		472,870,582	819,947,200	1,337,006,278	155,171,536	1,000,145,423	129,304,948
87,426,179		20,702,666	100,111,612	117,493,800	43,289,281	47,342,650	—
879,479,540		493,573,248	920,058,812	1,454,500,078	198,460,817	1,047,488,073	129,304,948	*
566,432	(b)	183,454	—	1	—	6,836	2,179,072
1,682,218		545,592	12,398,533	13,136,899	559,267	3,502,026	47,654
5,979		4,618	5,988	7,885	3,518	6,506	3,409
—		116,903	—	21,850,328	20,756,607	—	—
91,091		455,700	60,101	166,706	—	456,243	777,285
—		—	—	—	—	—	46,852
357,979		31,305	—	54,497	—	58,758	—
882,183,239		494,910,820	932,523,434	1,489,716,394	219,780,209	1,051,518,442	132,359,220

38,761		30,558	38,999	36,628	20,924	24,665	20,426
—		—	—	—	1	—	—
—		188,807	8,431,609	80,052,613	65,585,179	34,180,352	—
12,064,660		1,557,348	58,556,630	28,475,080	—	1,602,000	—
65,760		19,990	207,855	215,445	284,682	74,579	443,462
1,435,381		—	89,732	31,625	—	—	—
474,562		87,080	305,371	485,200	47,071	355,608	46,272
20,584		14,504	20,409	28,501	9,088	22,669	8,749
787		527	840	1,249	167	936	167
154,244		101,730	147,243	221,799	48,771	167,773	—
—		—	—	49,418	46,044	21,892	—
14,254,739		2,000,544	67,798,688	109,597,558	66,041,927	36,450,474	519,076

707,860,807		311,964,935	952,038,025	1,367,191,316	153,067,742	1,026,529,186	131,837,876
6,682,493		4,149,753	266,679	(117,333)	(601)	431,960	—
27,272,926		(14,018,229)	(73,949,500)	3,441,018	124,593	(6,639,301)	2,268

128,229,225		191,228,873	(13,684,286)	10,190,344	546,548	(6,505,215)	—
(2,161,418)		(415,056)	—	(586,509)	—	1,251,338	—
44,467		—	—	—	—	—	—
—		—	53,828	—	—	—	—
$867,928,500		$492,910,276	$864,724,746	$1,380,118,836	$153,738,282	$1,015,067,968	$131,840,144
73,578,012		17,272,694	177,138,354	136,871,047	14,092,479	103,302,929	131,837,876
$11.80		$28.54	$4.88	$10.08	$10.91	$9.83	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$2,677,554	$10,940,251	$15,784,987	$6,003,316
Interest	308,975	8,608,706	27,562,980	16,358,763
Income from mortgage dollar rolls	98,182	1,852,338	7,692,730	4,817,940
Income from securities loaned	1,547	237,707	309,366	63,762
Income from affiliated investments	5,011,946	28,903,643	45,209,783	17,499,456
Foreign tax withholding	(36,815)	(219,683)	(308,563)	(67,716)
Total Investment Income	8,061,389	50,322,962	96,251,283	44,675,521
Expenses
Adviser fees	2,401,906	10,792,962	18,651,077	8,019,200
Sub-Adviser fees	—	—	—	—
Administrative service fees	125,010	481,702	829,509	384,081
Audit and legal fees	13,710	22,973	32,180	20,336
Custody fees	31,137	102,626	139,223	68,025
Insurance expenses	4,220	13,548	22,169	10,934
Printing and postage expenses	14,741	39,489	47,832	22,034
Directors’ fees	11,266	42,604	79,938	37,990
Other expenses	8,954	37,511	42,106	29,512
Total Expenses Before Reimbursement	2,610,944	11,533,415	19,844,034	8,592,112
Less:
Reimbursement from adviser	—	—	—	—
Total Net Expenses	2,610,944	11,533,415	19,844,034	8,592,112
Net Investment Income/(Loss)	5,450,445	38,789,547	76,407,249	36,083,409
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	19,593,086	59,562,469	69,864,229	14,320,105
Affiliated investments	(4,182)	(56,710)	(147,290)	(20,420)
Distributions of realized capital gains from affiliated investments	19,149,968	98,677,148	105,251,087	30,240,109
Net increase from payments by affiliates	—	—	—	—
Futures contracts	5,733,620	54,356,882	126,495,326	31,100,777
Foreign currency and forward contract transactions	(13,305)	(60,960)	(53,364)	(25,366)
Swap agreements	—	250,863	315,147	356,742
Change in net unrealized appreciation/(depreciation) on:
Investments	845,974	(17,263,090)	(32,278,697)	(13,514,020)
Affiliated investments	(13,192,954)	(74,836,716)	(90,176,648)	(27,649,438)
Futures contracts	(5,518,243)	(38,184,872)	(91,985,357)	(26,396,020)
Foreign currency transactions	25,952	115,126	146,929	36,121
Swap agreements	—	(214,149)	—	(421,531)
Net Realized and Unrealized Gains/(Losses)	26,619,916	82,345,991	87,431,362	8,027,059
Net Increase/(Decrease) in Net Assets Resulting From Operations	$32,070,361	$121,135,538	$163,838,611	$44,110,468

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Growth and Income Plus Portfolio	Balanced Income Plus Portfolio	Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio

$950,093	$2,769,320	$3,494,849	$195,936	$206,746	$1,019,746	$314,775
428,452	2,692,316	6,419,533	1,339,386	—	(51)	—
27,827	166,284	161,582	80,960	—	—	—
—	16,706	31,269	—	—	—	7,165
1,985	8,037	13,228	4,550	458	3,027	178
(49,851)	(99,601)	(115,857)	—	—	(100,378)	(19,710)
1,358,506	5,553,062	10,004,604	1,620,832	207,204	922,344	302,408

262,457	856,049	904,850	197,555	91,891	226,893	135,522
—	—	—	—	137,836	374,385	—
47,268	68,016	80,718	47,112	45,513	51,778	43,253
11,739	12,270	12,592	11,715	12,743	11,787	12,685
40,629	35,774	48,788	13,482	5,087	9,069	3,768
2,234	2,778	3,070	2,206	2,182	2,282	2,134
2,412	7,859	10,345	3,278	4,942	5,697	3,598
3,146	9,681	9,344	3,356	3,366	3,108	3,108
18,297	16,900	21,467	15,591	3,217	5,461	3,267
388,182	1,009,327	1,091,174	294,295	306,777	690,460	207,335

(65,158)	—	—	—	—	(30,755)	(23,025)
323,024	1,009,327	1,091,174	294,295	306,777	659,705	184,310
1,035,482	4,543,735	8,913,430	1,326,537	(99,573)	262,639	118,098

3,256,905	13,207,443	7,226,184	(26,077)	852,860	5,822,547	411,503
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	2,512	—	—	—
227,273	246,097	485,915	(6,270)	—	—	—
(1,031)	8,510	(1,748)	—	—	(26,770)	46
357	5,355	—	(4,623)	—	—	—

(2,996,861)	(11,649,280)	(8,341,826)	(265,324)	1,252,676	8,462,814	(890,917)
—	—	—	—	—	—	—
(147,929)	(444,759)	(303,350)	(129,091)	—	—	—
136	524	709	—	—	8,809	—
168	2,523	—	(3,298)	—	—	—
339,018	1,376,413	(934,116)	(432,171)	2,105,536	14,267,400	(479,368)
$1,374,500	$5,920,148	$7,979,314	$894,366	$2,005,963	$14,530,039	$(361,270)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2015 (unaudited)	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio
Investment Income
Dividends	$822,277	$2,224,877	$104,452	$4,069,506
Interest	—	—	—	—
Income from securities loaned	4,045	—	41,186	100,760
Income from affiliated investments	315	569	342	3,042
Foreign tax withholding	(76,753)	(155)	(564)	(3,108)
Total Investment Income	749,884	2,225,291	145,416	4,170,200
Expenses
Adviser fees	121,709	600,900	248,739	382,110
Sub-Adviser fees	177,630	—	—	1,147,402
Administrative service fees	44,497	53,520	44,478	74,414
Audit and legal fees	36,642	12,003	12,718	13,536
Custody fees	31,548	4,395	2,610	10,572
Insurance expenses	2,182	2,394	2,547	3,002
Printing and postage expenses	3,816	10,647	3,847	6,275
Directors’ fees	3,108	4,728	4,582	9,402
Other expenses	6,838	5,658	4,003	4,371
Total Expenses Before Reimbursement	427,970	694,245	323,524	1,651,084
Less:
Reimbursement from adviser	(78,197)	—	(87,222)	—
Total Net Expenses	349,773	694,245	236,302	1,651,084
Net Investment Income/(Loss)	400,111	1,531,046	(90,886)	2,519,116
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	121,965	82,409	1,083,976	7,776,117
Futures contracts	—	—	—	—
Foreign currency and forward contract transactions	(3,176)	—	—	94
Change in net unrealized appreciation/(depreciations) on:
Investments	(42,703)	(10,883,755)	4,709,102	(9,943,763)
Futures contracts	—	—	—	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	763	(89)	—	(52)
Net Realized and Unrealized Gains/(Losses)	76,849	(10,801,435)	5,793,078	(2,167,604)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$476,960	$(9,270,389)	$5,702,192	$351,512

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio

$1,697,665	$1,838,311	$1,406,799	$2,869,724	$4,807,337	$1,054,221	$29,020,148
—	194	—	—	—	329	5,181,434
101,582	104,625	2,641	—	19,839	37,798	419,113
3,239	4,691	6,140	4,340	16,261	5,375	12,636
(29,069)	(542)	(9,875)	—	—	—	(2,962,656)
1,773,417	1,947,279	1,405,705	2,874,064	4,843,437	1,097,723	31,670,675

1,058,259	274,761	870,962	523,590	2,522,005	157,392	3,210,365
—	—	—	948,577	—	—	3,763,456
67,932	64,728	79,193	76,580	108,467	54,165	191,007
13,340	12,186	13,627	13,570	14,408	11,890	50,292
6,968	16,901	7,618	16,777	10,456	13,713	398,386
2,871	2,713	3,101	2,997	3,857	2,400	6,222
7,366	11,702	19,750	2,257	7,399	7,770	24,719
9,037	8,499	12,485	9,078	14,885	3,639	31,765
5,888	7,421	4,158	4,022	6,805	6,496	45,357
1,171,661	398,911	1,010,894	1,597,448	2,688,282	257,465	7,721,569

—	—	—	—	—	—	—
1,171,661	398,911	1,010,894	1,597,448	2,688,282	257,465	7,721,569
601,756	1,548,368	394,811	1,276,616	2,155,155	840,258	23,949,106

16,779,245	9,881,002	21,730,333	36,143,777	38,864,446	6,141,224	1,668,910
—	2,034,864	—	—	—	1,965,325	611,083
(48)	—	—	—	—	—	355,699

3,384,150	(1,542,278)	5,615,582	(37,522,480)	(32,957,023)	(2,419,377)	57,450,987
—	(805,429)	—	—	—	(717,030)	(341,294)
—	—	—	—	—	—	(318,768)
(171)	—	—	—	—	—	177,629
20,163,176	9,568,159	27,345,915	(1,378,703)	5,907,423	4,970,142	59,604,246
$20,764,932	$11,116,527	$27,740,726	$(102,087)	$8,062,578	$5,810,400	$83,553,352

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

For the six months ended June 30, 2015 (unaudited)	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio
Investment Income
Dividends	$451,493	$4,485,152	$306,852	$12,456,837
Interest	3,075	(4,062)	—	—
Income from mortgage dollar rolls	—	—	—	—
Income from securities loaned	9,662	8,082	2,943	35,647
Income from affiliated investments	467	17,944	388	5,722
Foreign tax withholding	—	(33,885)	(536)	(99,995)
Total Investment Income	464,697	4,473,231	309,647	12,398,211
Expenses
Adviser fees	129,184	2,045,768	172,414	3,621,580
Sub-Adviser fees	222,262	—	173,039	—
Administrative service fees	46,659	132,060	47,773	148,647
Audit and legal fees	12,775	15,003	12,805	14,427
Custody fees	6,077	18,421	13,451	15,846
Insurance expenses	2,217	4,604	2,247	4,922
Printing and postage expenses	3,671	28,531	3,787	12,502
Directors’ fees	3,353	27,001	3,433	23,073
Other expenses	5,340	7,517	5,559	7,751
Total Expenses Before Reimbursement	431,538	2,278,905	434,508	3,848,748
Less:
Reimbursement from adviser	(86,595)	—	(54,349)	—
Total Net Expenses	344,943	2,278,905	380,159	3,848,748
Net Investment Income/(Loss)	119,754	2,194,326	(70,512)	8,549,463
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	3,442,144	60,972,901	2,439,203	58,983,214
Futures contracts	—	4,849,570	—	—
Foreign currency and forward contract transactions	—	(6,945)	(1,617)	—
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	299,671	(10,475,173)	3,301,601	(52,582,953)
Futures contracts	—	(1,708,154)	—	—
Foreign currency transactions	—	18,004	229	—
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	3,741,815	53,650,203	5,739,416	6,400,261
Net Increase/(Decrease) in Net Assets Resulting
From Operations	$3,861,569	$55,844,529	$5,668,904	$14,949,724

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF OPERATIONS – CONTINUED

Large Cap Stock Portfolio	Large Cap Index Portfolio	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio

$10,253,096	$4,672,056	$280,449	$897,928	$—	$240,450	$4,573
(12,577)	(47)	26,330,628	26,867,584	1,180,100	9,754,685	117,497
—	—	—	551,670	495,281	338,440	—
140,687	13,736	143,018	78,163	—	3,855	—
27,331	8,070	9,439	25,040	14,285	17,564	—
(485,469)	(1,252)	—	—	—	—	—
9,923,068	4,692,563	26,763,534	28,420,385	1,689,666	10,354,994	122,070

2,649,725	471,271	1,721,994	2,785,555	265,892	2,017,550	252,168
—	—	—	—	—	—	—
117,590	82,415	117,490	165,350	53,674	130,790	51,348
14,609	12,620	13,605	14,888	11,904	13,991	11,597
65,348	15,717	12,483	20,898	6,651	17,638	12,654
4,116	3,109	4,272	5,549	2,418	4,619	2,361
11,215	14,943	22,072	17,403	6,676	8,884	6,042
18,754	12,115	19,327	28,764	4,650	21,887	2,915
14,580	7,337	16,532	17,875	9,532	17,370	7,268
2,895,937	619,527	1,927,775	3,056,282	361,397	2,232,729	346,353

—	—	—	—	—	—	(224,283)
2,895,937	619,527	1,927,775	3,056,282	361,397	2,232,729	122,070
7,027,131	4,073,036	24,835,759	25,364,103	1,328,269	8,122,265	—

14,602,056	1,538,055	(2,833,661)	12,217,941	962,134	1,380,420	3,027
16,582,196	1,711,527	—	(3,134,510)	—	(1,649,716)	—
253	—	—	—	—	—	—
—	—	517,181	—	—	—	—

4,957,827	(1,548,979)	3,913,728	(32,172,482)	(2,248,753)	(226,133)	—
(4,788,471)	(934,902)	—	(2,077,270)	—	1,672,854	—
43,897	—	—	—	—	—	—
—	—	(212,259)	—	—	—	—
31,397,758	765,701	1,384,989	(25,166,321)	(1,286,619)	1,177,425	3,027
$38,424,889	$4,838,737	$26,220,748	$197,782	$41,650	$9,299,690	$3,027

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$5,450,445	$5,935,859	$38,789,547	$52,262,052
Net realized gains/(losses)	44,459,187	67,371,022	212,729,692	216,157,609
Change in net unrealized appreciation/(depreciation)	(17,839,271)	(23,347,857)	(130,383,701)	(1,625,428)
Net Change in Net Assets Resulting From Operations	32,070,361	49,959,024	121,135,538	266,794,233
Distributions to Shareholders
From net investment income	(10,016,955)	(3,726,768)	(63,263,996)	(38,731,043)
From net realized gains	(64,276,808)	(23,798,379)	(221,020,955)	(121,445,375)
Total Distributions to Shareholders	(74,293,763)	(27,525,147)	(284,284,951)	(160,176,418)
Capital Stock Transactions
Sold	47,967,527	97,332,428	127,573,943	385,542,249
Distributions reinvested	74,293,763	27,525,147	284,284,951	160,176,418
Redeemed	(13,452,354)	(41,801,258)	(37,593,373)	(101,884,966)
Total Capital Stock Transactions	108,808,936	83,056,317	374,265,521	443,833,701
Net Increase/(Decrease) in Net Assets	66,585,534	105,490,194	211,116,108	550,451,516
Net Assets, Beginning of Period	904,889,906	799,399,712	4,774,997,566	4,224,546,050
Net Assets, End of Period	$971,475,440	$904,889,906	$4,986,113,674	$4,774,997,566
Accumulated Undistributed Net Investment Income/(Loss)	$5,488,859	$10,055,369	$38,850,966	$63,325,415
Capital Stock Share Transactions
Sold	3,016,622	6,398,050	8,440,107	26,564,398
Distributions reinvested	5,050,527	1,798,324	20,023,028	10,963,929
Redeemed	(843,537)	(2,744,367)	(2,494,848)	(6,997,792)

Total Capital Stock Share Transactions	7,223,612	5,452,007	25,968,287	30,530,535

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Growth and Income Plus Portfolio		Balanced Income Plus Portfolio
6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014

$76,407,249	$120,234,160	$36,083,409	$66,345,879	$1,035,482	$1,727,062	$4,543,735	$6,920,597
301,725,135	309,289,567	75,971,947	99,499,840	3,483,504	3,154,489	13,467,405	10,752,484
(214,293,773)	21,486,822	(67,944,888)	13,234,373	(3,144,486)	(3,102,626)	(12,090,992)	(599,918)
163,838,611	451,010,549	44,110,468	179,080,092	1,374,500	1,778,925	5,920,148	17,073,163

(131,649,086)	(90,042,092)	(69,007,378)	(53,606,712)	(1,713,253)	(1,923,162)	(6,723,615)	(4,580,942)
(339,666,242)	(208,433,582)	(105,251,002)	(73,822,403)	(3,260,084)	(5,890,712)	(10,737,920)	(51,313,269)
(471,315,328)	(298,475,674)	(174,258,380)	(127,429,115)	(4,973,337)	(7,813,874)	(17,461,535)	(55,894,211)

136,317,910	1,118,066,502	252,492,576	277,291,740	4,391,292	21,627,230	18,546,587	43,001,414
471,315,328	298,475,674	174,258,380	127,429,115	4,973,337	7,813,874	17,461,535	55,894,211
(58,616,182)	(142,438,450)	(24,392,582)	(129,995,621)	(6,441,688)	(7,738,160)	(10,993,798)	(32,053,287)
549,017,056	1,274,103,726	402,358,374	274,725,234	2,922,941	21,702,944	25,014,324	66,842,338
241,540,339	1,426,638,601	272,210,462	326,376,211	(675,896)	15,667,995	13,472,937	28,021,290
8,607,762,401	7,181,123,800	3,679,355,080	3,352,978,869	81,119,493	65,451,498	303,038,487	275,017,197
$8,849,302,740	$8,607,762,401	$3,951,565,542	$3,679,355,080	$80,443,597	$81,119,493	$316,511,424	$303,038,487
$76,476,533	$131,718,370	$36,085,745	$69,009,714	$1,019,617	$1,697,388	$4,508,342	$6,688,222

9,585,126	81,002,815	19,244,694	21,625,434	399,736	1,937,939	1,217,256	2,687,304
35,190,381	21,694,542	13,980,711	9,975,741	486,571	723,420	1,220,233	3,813,482
(4,119,230)	(10,334,775)	(1,862,193)	(10,126,964)	(592,439)	(707,032)	(722,236)	(2,036,381)

40,656,277	92,362,582	31,363,212	21,474,211	293,868	1,954,327	1,715,253	4,464,405

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$8,913,430	$15,516,934	$1,326,537	$2,013,767
Net realized gains/(losses)	7,710,351	10,750,364	(34,458)	381,889
Change in net unrealized appreciation/(depreciation)	(8,644,467)	(9,938,310)	(397,713)	(627,259)
Net Change in Net Assets Resulting From Operations	7,979,314	16,328,988	894,366	1,768,397
Distributions to Shareholders
From net investment income	(15,370,120)	(11,945,610)	(1,332,939)	(2,013,133)
From net realized gains	(9,166,017)	—	—	—
Total Distributions to Shareholders	(24,536,137)	(11,945,610)	(1,332,939)	(2,013,133)
Capital Stock Transactions
Sold	33,107,381	78,367,852	18,588,168	34,935,161
Distributions reinvested	24,536,137	11,945,610	1,332,939	2,013,133
Redeemed	(7,028,310)	(20,073,456)	(3,379,309)	(11,483,556)
Total Capital Stock Transactions	50,615,208	70,240,006	16,541,798	25,464,738
Net Increase/(Decrease) in Net Assets	34,058,385	74,623,384	16,103,225	25,220,002
Net Assets, Beginning of Period	437,335,632	362,712,248	71,761,185	46,541,183
Net Assets, End of Period	$471,394,017	$437,335,632	$87,864,410	$71,761,185
Accumulated Undistributed Net Investment Income/(Loss)	$9,051,101	$15,507,791	$(4,607)	$1,795
Capital Stock Share Transactions
Sold	4,084,866	9,878,425	1,818,784	3,408,417
Distributions reinvested	3,202,649	1,506,284	130,472	196,344
Redeemed	(869,190)	(2,539,841)	(329,911)	(1,119,921)

Total Capital Stock Share Transactions	6,418,325	8,844,868	1,619,345	2,484,840

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Partner Technology Portfolio		Partner Healthcare Portfolio		Natural Resources Portfolio		Partner Emerging Markets Equity Portfolio
6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014

$(99,573)	$(119,813)	$262,639	$24,225	$118,098	$158,739	$400,111	$620,449
852,860	3,658,323	5,795,777	9,030,304	411,549	(1,555,500)	118,789	(975,578)
1,252,676	1,598,968	8,471,623	6,278,632	(890,917)	(5,723,995)	(41,940)	529,283
2,005,963	5,137,478	14,530,039	15,333,161	(361,270)	(7,120,756)	476,960	174,154

—	—	(9,026)	—	(158,217)	(164,907)	(580,153)	(625,090)
(2,996,373)	—	(9,023,465)	(4,267,782)	—	—	—	—
(2,996,373)	—	(9,032,491)	(4,267,782)	(158,217)	(164,907)	(580,153)	(625,090)

7,143,989	8,707,334	48,227,081	37,891,021	8,444,536	7,531,628	4,161,853	12,120,351
2,996,373	—	9,032,491	4,267,782	158,217	164,907	580,153	625,090
(1,676,299)	(5,225,441)	(1,490,836)	(4,801,440)	(1,968,887)	(4,070,906)	(3,238,066)	(23,701,729)
8,464,063	3,481,893	55,768,736	37,357,363	6,633,866	3,625,629	1,503,940	(10,956,288)
7,473,653	8,619,371	61,266,284	48,422,742	6,114,379	(3,660,034)	1,400,747	(11,407,224)
56,674,165	48,054,794	102,121,585	53,698,843	31,292,236	34,952,270	48,461,622	59,868,846
$64,147,818	$56,674,165	$163,387,869	$102,121,585	$37,406,615	$31,292,236	$49,862,369	$48,461,622
$(118,370)	$(18,797)	$250,054	$(3,559)	$108,582	$148,701	$322,148	$502,190

646,907	859,524	2,255,080	2,022,167	1,369,924	998,357	332,045	948,289
285,622	—	434,112	234,644	26,320	19,823	48,589	46,995
(151,609)	(523,338)	(69,717)	(261,666)	(314,587)	(546,081)	(257,595)	(1,782,215)

780,920	336,186	2,619,475	1,995,145	1,081,657	472,099	123,039	(786,931)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Real Estate Securities Portfolio		Partner Small Cap Growth Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$1,531,046	$2,213,068	$(90,886)	$(1,481,325)
Net realized gains/(losses)	82,409	6,262,880	1,083,976	73,622,815
Change in net unrealized appreciation/(depreciation)	(10,883,844)	26,974,408	4,709,102	(87,421,150)
Net Change in Net Assets Resulting From Operations	(9,270,389)	35,450,356	5,702,192	(15,279,660)
Distributions to Shareholders
From net investment income	(2,187,603)	(2,006,084)	—	—
From net realized gains	(6,314,500)	(2,407,859)	(6,975,370)	(38,837,387)
Total Distributions to Shareholders	(8,502,103)	(4,413,943)	(6,975,370)	(38,837,387)
Capital Stock Transactions
Sold	15,471,545	19,573,670	2,392,173	5,081,763
Distributions reinvested	8,502,103	4,413,943	6,975,370	38,837,387
Redeemed	(5,758,599)	(32,545,004)	(3,136,395)	(7,558,351)
In-kind redemptions	—	—	—	(278,767,780)
Total Capital Stock Transactions	18,215,049	(8,557,391)	6,231,148	(242,406,981)
Net Increase/(Decrease) in Net Assets	442,557	22,479,022	4,957,970	(296,524,028)
Net Assets, Beginning of Period	142,544,864	120,065,842	47,801,026	344,325,054
Net Assets, End of Period	$142,987,421	$142,544,864	$52,758,996	$47,801,026
Accumulated Undistributed Net Investment Income/(Loss)	$1,510,709	$2,167,266	$(130,428)	$(39,542)
Capital Stock Share Transactions
Sold	658,578	950,655	129,886	287,441
Distributions reinvested	422,209	217,660	416,525	2,345,324
Redeemed	(250,377)	(1,588,870)	(170,361)	(431,301)
In-kind redemptions	—	—	—	(17,355,030)

Total Capital Stock Share Transactions	830,410	(420,555)	376,050	(15,153,566)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Partner Small Cap Value Portfolio		Small Cap Stock Portfolio		Small Cap Index Portfolio		Mid Cap Growth Portfolio
6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014

$2,519,116	$3,358,608	$601,756	$1,378,508	$1,548,368	$2,226,236	$394,811	$1,028,986
7,776,211	29,581,013	16,779,197	41,140,932	11,915,866	19,496,569	21,730,333	37,280,478
(9,943,815)	(22,136,591)	3,383,979	(28,977,503)	(2,347,707)	(8,079,689)	5,615,582	56,536
351,512	10,803,030	20,764,932	13,541,937	11,116,527	13,643,116	27,740,726	38,366,000

(3,734,066)	(830,710)	(1,376,310)	(760,245)	(2,182,237)	(1,923,687)	(882,038)	(878,668)
(28,391,342)	(9,885,913)	(39,985,690)	(3,810,915)	(19,386,011)	(17,451,260)	(37,503,106)	(37,294,754)
(32,125,408)	(10,716,623)	(41,362,000)	(4,571,160)	(21,568,248)	(19,374,947)	(38,385,144)	(38,173,422)

1,036,561	6,442,106	2,198,513	6,694,325	15,975,468	19,450,966	5,093,287	11,623,294
32,125,408	10,716,623	41,362,000	4,571,160	21,568,248	19,374,947	38,385,144	38,173,422
(5,223,939)	(13,288,687)	(4,303,483)	(68,471,873)	(8,637,944)	(27,229,344)	(19,640,406)	(47,155,406)
—	—	—	—	—	—	—	—
27,938,030	3,870,042	39,257,030	(57,206,388)	28,905,772	11,596,569	23,838,025	2,641,310
(3,835,866)	3,956,449	18,659,962	(48,235,611)	18,454,051	5,864,738	13,193,607	2,833,888
388,632,606	384,676,157	306,338,035	354,573,646	268,626,586	262,761,848	427,153,222	424,319,334
$384,796,740	$388,632,606	$324,997,997	$306,338,035	$287,080,637	$268,626,586	$440,346,829	$427,153,222
$1,847,980	$3,062,930	$548,721	$1,323,275	$1,533,624	$2,167,493	$441,204	$928,431

36,766	233,340	114,995	380,860	894,666	1,139,106	194,507	475,776
1,241,034	384,844	2,420,926	257,462	1,288,595	1,146,358	1,567,016	1,623,075
(185,228)	(484,226)	(229,832)	(3,920,354)	(485,674)	(1,589,636)	(741,802)	(1,925,665)
—	—	—	—	—	—	—	—

1,092,572	133,958	2,306,089	(3,282,032)	1,697,587	695,828	1,019,721	173,186

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Mid Cap Value Portfolio		Mid Cap Stock Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$1,276,616	$2,225,207	$2,155,155	$4,477,794
Net realized gains/(losses)	36,143,777	46,593,721	38,864,446	81,651,039
Change in net unrealized appreciation/(depreciation)	(37,522,480)	(928,175)	(32,957,023)	(5,733,046)
Net Change in Net Assets Resulting From Operations	(102,087)	47,890,753	8,062,578	80,395,787
Distributions to Shareholders
From net investment income	(2,232,062)	(2,382,909)	(4,486,191)	(2,238,163)
From net realized gains	(47,169,906)	(49,092,042)	(81,601,370)	(31,748,560)
Total Distributions to Shareholders	(49,401,968)	(51,474,951)	(86,087,561)	(33,986,723)
Capital Stock Transactions
Sold	2,622,389	6,139,367	5,646,144	12,414,918
Distributions reinvested	49,401,968	51,474,951	86,087,561	33,986,723
Redeemed	(3,920,119)	(4,118,963)	(5,308,572)	(15,614,364)
Total Capital Stock Transactions	48,104,238	53,495,355	86,425,133	30,787,277
Net Increase/(Decrease) in Net Assets	(1,399,817)	49,911,157	8,400,150	77,196,341
Net Assets, Beginning of Period	402,857,105	352,945,948	752,618,439	675,422,098
Net Assets, End of Period	$401,457,288	$402,857,105	$761,018,589	$752,618,439
Accumulated Undistributed Net Investment Income/(Loss)	$1,239,100	$2,194,546	$1,769,226	$4,100,262
Capital Stock Share Transactions
Sold	143,058	338,700	298,756	681,375
Distributions reinvested	3,114,407	2,975,792	5,111,268	1,849,557
Redeemed	(211,968)	(231,539)	(275,172)	(855,258)

Total Capital Stock Share Transactions	3,045,497	3,082,953	5,134,852	1,675,674

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio		Partner All Cap Portfolio		Large Cap Growth Portfolio
6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014

$840,258	$1,182,443	$23,949,106	$38,146,324	$119,754	$312,718	$2,194,326	$5,587,936
8,106,549	6,974,875	2,635,692	69,845,647	3,442,144	8,714,041	65,815,526	163,556,942
(3,136,407)	3,812,395	56,968,554	(198,771,520)	299,671	(1,331,941)	(12,165,323)	(59,632,233)
5,810,400	11,969,713	83,553,352	(90,779,549)	3,861,569	7,694,818	55,844,529	109,512,645

(1,183,197)	(1,001,203)	(41,262,492)	(34,636,379)	(263,625)	(396,564)	(324,353)	(6,205,697)
(7,456,805)	(6,112,967)	—	—	(8,194,852)	—	—	—
(8,640,002)	(7,114,170)	(41,262,492)	(34,636,379)	(8,458,477)	(396,564)	(324,353)	(6,205,697)

21,637,339	20,796,010	18,579,323	22,264,244	7,560,377	5,673,145	11,006,812	27,123,582
8,640,002	7,114,170	41,262,492	34,636,379	8,458,477	396,564	324,353	6,205,697
(2,560,362)	(10,694,946)	(8,797,184)	(30,182,494)	(2,007,729)	(7,677,955)	(44,232,998)	(194,100,261)
27,716,979	17,215,234	51,044,631	26,718,129	14,011,125	(1,608,246)	(32,901,833)	(160,770,982)
24,887,377	22,070,777	93,335,491	(98,697,799)	9,414,217	5,690,008	22,618,343	(57,464,034)
145,063,488	122,992,711	1,607,290,786	1,705,988,585	69,498,392	63,808,384	1,004,507,744	1,061,971,778
$169,950,865	$145,063,488	$1,700,626,277	$1,607,290,786	$78,912,609	$69,498,392	$1,027,126,087	$1,004,507,744
$816,760	$1,159,699	$21,308,624	$38,622,010	$153,020	$296,891	$1,905,479	$35,506

1,272,756	1,310,042	1,886,058	2,250,484	508,587	431,176	375,470	1,017,440
536,230	447,533	4,320,951	3,380,214	636,871	29,955	11,010	222,358
(151,127)	(674,553)	(905,911)	(3,045,127)	(136,355)	(581,464)	(1,510,051)	(7,186,682)

1,657,859	1,083,022	5,301,098	2,585,571	1,009,103	(120,333)	(1,123,571)	(5,946,884)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Partner Growth Stock Portfolio		Large Cap Value Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$(70,512)	$(143,988)	$8,549,463	$15,485,509
Net realized gains/(losses)	2,437,586	9,097,342	58,983,214	61,684,298
Change in net unrealized appreciation/(depreciation)	3,301,830	(2,458,144)	(52,582,953)	23,223,019
Net Change in Net Assets Resulting From Operations	5,668,904	6,495,210	14,949,724	100,392,826
Distributions to Shareholders
From net investment income	—	—	(15,306,586)	(14,210,465)
From net realized gains	(8,951,938)	(6,496,774)	(35,220,436)	—
Total Distributions to Shareholders	(8,951,938)	(6,496,774)	(50,527,022)	(14,210,465)
Capital Stock Transactions
Sold	7,503,370	9,628,170	3,772,521	13,682,320
Distributions reinvested	8,951,938	6,496,774	50,527,022	14,210,465
Redeemed	(3,200,384)	(10,635,385)	(12,540,995)	(28,234,730)
Total Capital Stock Transactions	13,254,924	5,489,559	41,758,548	(341,945)
Net Increase/(Decrease) in Net Assets	9,971,890	5,487,995	6,181,250	85,840,416
Net Assets, Beginning of Period	81,721,986	76,233,991	1,205,002,455	1,119,162,039
Net Assets, End of Period	$91,693,876	$81,721,986	$1,211,183,705	$1,205,002,455
Accumulated Undistributed Net Investment Income/(Loss)	$(90,435)	$(19,923)	$8,227,890	$14,985,013
Capital Stock Share Transactions
Sold	374,993	519,716	222,120	851,800
Distributions reinvested	499,634	371,456	3,109,413	869,333
Redeemed	(162,344)	(581,551)	(735,128)	(1,755,314)

Total Capital Stock Share Transactions	712,283	309,621	2,596,405	(34,181)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Large Cap Stock Portfolio		Large Cap Index Portfolio		High Yield Portfolio		Income Portfolio
6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014

$7,027,131	$10,040,750	$4,073,036	$6,821,833	$24,835,759	$53,971,230	$25,364,103	$54,103,593
31,184,505	69,110,961	3,249,582	2,664,831	(2,316,480)	13,193,932	9,083,431	25,966,758
213,253	(36,495,875)	(2,483,881)	42,486,523	3,701,469	(47,671,133)	(34,249,752)	12,917,898
38,424,889	42,655,836	4,838,737	51,973,187	26,220,748	19,494,029	197,782	92,988,249

(10,019,263)	(7,274,387)	(6,663,271)	(5,820,275)	(24,882,822)	(54,199,192)	(25,368,303)	(53,952,988)
(63,898,912)	—	(2,302,000)	(927,955)	—	—	(30,735,056)	(17,510,205)
(73,918,175)	(7,274,387)	(8,965,271)	(6,748,230)	(24,882,822)	(54,199,192)	(56,103,359)	(71,463,193)

6,544,412	9,307,227	48,544,426	40,918,587	8,713,236	27,735,059	12,934,063	16,327,597
73,918,175	7,274,387	8,965,271	6,748,230	24,882,822	54,199,192	56,103,359	71,463,193
(11,555,845)	(29,323,725)	(10,909,363)	(35,085,339)	(26,006,168)	(113,316,667)	(25,275,605)	(134,662,331)
68,906,742	(12,742,111)	46,600,334	12,581,478	7,589,890	(31,382,416)	43,761,817	(46,871,541)
33,413,456	22,639,338	42,473,800	57,806,435	8,927,816	(66,087,579)	(12,143,760)	(25,346,485)
834,515,044	811,875,706	450,436,476	392,630,041	855,796,930	921,884,509	1,392,262,596	1,417,609,081
$867,928,500	$834,515,044	$492,910,276	$450,436,476	$864,724,746	$855,796,930	$1,380,118,836	$1,392,262,596
$6,682,493	$9,674,625	$4,149,753	$6,739,988	$266,679	$313,742	$(117,333)	$(113,133)

502,928	763,018	1,663,057	1,510,271	1,764,433	5,446,151	1,229,443	1,547,161
6,278,512	583,594	314,996	249,150	5,046,778	10,675,532	5,453,805	6,770,456
(895,381)	(2,403,756)	(373,624)	(1,307,336)	(5,280,152)	(22,365,303)	(2,395,125)	(12,771,102)

5,886,059	(1,057,144)	1,604,429	452,085	1,531,059	(6,243,620)	4,288,123	(4,453,485)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Bond Index Portfolio		Limited Maturity Bond Portfolio
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$1,328,269	$3,314,697	$8,122,265	$18,619,779
Net realized gains/(losses)	962,134	1,450,014	(269,296)	(1,138,898)
Change in net unrealized appreciation/(depreciation)	(2,248,753)	4,703,041	1,446,721	456,626
Net Change in Net Assets Resulting From Operations	41,650	9,467,752	9,299,690	17,937,507
Distributions to Shareholders
From net investment income	(1,328,268)	(3,314,697)	(8,115,582)	(18,195,371)
Total Distributions to Shareholders	(1,328,268)	(3,314,697)	(8,115,582)	(18,195,371)
Capital Stock Transactions
Sold	9,650,635	11,545,085	16,248,462	32,112,602
Distributions reinvested	1,328,268	3,314,697	8,115,582	18,195,371
Redeemed	(5,908,127)	(23,075,491)	(28,817,980)	(114,240,511)
Total Capital Stock Transactions	5,070,776	(8,215,709)	(4,453,936)	(63,932,538)
Net Increase/(Decrease) in Net Assets	3,784,158	(2,062,654)	(3,269,828)	(64,190,402)
Net Assets, Beginning of Period	149,954,124	152,016,778	1,018,337,796	1,082,528,198
Net Assets, End of Period	$153,738,282	$149,954,124	$1,015,067,968	$1,018,337,796
Accumulated Undistributed Net Investment Income/(Loss)	$(601)	$(602)	$431,960	$425,277
Capital Stock Share Transactions
Sold	874,059	1,063,905	1,649,238	3,257,533
Distributions reinvested	120,104	306,504	823,527	1,845,982
Redeemed	(535,009)	(2,136,588)	(2,923,818)	(11,596,039)

Total Capital Stock Share Transactions	459,154	(766,179)	(451,053)	(6,492,524)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

Money Market Portfolio
6/30/2015 (unaudited)	12/31/2014

$—	$—
3,027	(759)
—	—
3,027	(759)

—	—
—	—

39,784,043	65,254,801
—	—
(34,361,714)	(85,420,968)
5,422,329	(20,166,167)
5,425,356	(20,166,926)

126,414,788	146,581,714
$131,840,144	$126,414,788
$—	$—

39,784,043	65,254,800
—	—
(34,361,714)	(85,420,967)

5,422,329	(20,166,167)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a corporation organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is divided into thirty-three separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, four income plus Portfolios, twenty equity Portfolios, four fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to retirement plans sponsored by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or separate accounts of Thrivent Financial or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

The Portfolios are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Mergers – The Board of Directors of Thrivent Series Fund, Inc. have approved the mergers of the following:

Target Portfolio		Acquiring Portfolio
Partner Small Cap Growth	>	Small Cap Stock
Partner Small Cap Value	>	Small Cap Stock
Mid Cap Growth	>	Mid Cap Stock
Partner Mid Cap Value	>	Mid Cap Stock
Natural Resources	>	Large Cap Stock
Partner Technology	>	Large Cap Growth

The mergers were approved by the contractholders of the target portfolios at a special meeting of contractholders held on August 14, 2015. The mergers occurred on August 21, 2015.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

(unaudited)

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 30, 2015, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2011 through 2014. Additionally, as of June 30, 2015, the tax year ended December 31, 2010 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 30, 2015, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

(unaudited)

or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Certain Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio, and Opportunity Income Plus Portfolio; declared daily and reinvested monthly for Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(G) Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

(unaudited)

terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time

THRIVENT SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

(unaudited)

a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – All Portfolios, with the exception of Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Aggressive Allocation
Futures Contracts	602,094	—	602,094	602,094	—	—	—
Moderately Aggressive Allocation
Futures Contracts	2,295,787	—	2,295,787	2,295,787	—	—	—
Moderate Allocation
Futures Contracts	3,240,399	—	3,240,399	3,240,399	—	—	—
Moderately Conservative Allocation
Futures Contracts	791,169	—	791,169	791,169	—	—	—
Swap Credit Contracts	76,991	—	76,991	—	—	—	76,991	(*)
Growth and Income Plus
Futures Contracts	1,141	—	1,141	1,042	—	—	99	(†)
Balanced Income Plus
Futures Contracts	10,206	—	10,206	6,353	—	—	3,853	(†)
Diversified Income Plus
Futures Contracts	24,716	—	24,716	24,716	—	—	—
Opportunity Income Plus
Futures Contracts	3,688	—	3,688	3,415	—	—	273	(†)
Swap Credit Contracts	961	—	961	—	—	—	961	(*)
Small Cap Index
Futures Contracts	47,555	—	47,555	—	—	—	47,555	(†)
Mid Cap Index
Futures Contracts	4,132	—	4,132	—	—	—	4,132	(†)
Partner Worldwide Allocation
Futures Contracts	1,020,873	—	1,020,873	1,020,873	—	—	—
Exchange Contracts	688,472	—	688,472	169,080	—	—	519,392	(‡)
Large Cap Growth
Futures Contracts	107,684	—	107,684	107,684	—	—	—
Large Cap Stock
Futures Contracts	357,979	—	357,979	357,979	—	—	—
Large Cap Index
Futures Contracts	31,305	—	31,305	—	—	—	31,305	(†)
Income
Futures Contracts	54,497	—	54,497	31,625	—	—	22,872	(†)
Limited Maturity Bond
Futures Contracts	58,758	—	58,758	—	—	—	58,758	(†)

(†)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.
(*)	Net swap credit contracts amount represents the net amount receivable from the counterparty in the event of a default.
(‡)	Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in our Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Aggressive Allocation
Futures Contracts	1,126,818	—	1,126,818	602,094	—	524,724	—
Moderately Aggressive Allocation
Futures Contracts	3,531,276	—	3,531,276	2,295,787	—	1,235,489	—
Securities Lending	68,786,888	—	68,786,888	67,317,125	—	—	1,469,763	^
Swap Credit Contracts	230,427	—	230,427	—	—	230,427	—
Moderate Allocation
Futures Contracts	4,738,767	—	4,738,767	3,240,399	—	1,498,368	—
Securities Lending	78,634,260	—	78,634,260	77,002,324	—	—	1,631,936	^
Moderately Conservative Allocation
Futures Contracts	1,419,362	—	1,419,362	791,169	—	628,193	—
Securities Lending	18,733,091	—	18,733,091	18,248,546	—	—	484,545	^
Growth and Income Plus
Futures Contracts	1,042	—	1,042	1,042	—	—	—
Swap Credit Contracts	280	—	280	—	—	280	—
Balanced Income Plus
Futures Contracts	6,353	—	6,353	6,353	—	—	—
Securities Lending	6,207,658	—	6,207,658	6,039,151	—	—	168,507	^
Swap Credit Contracts	4,206	—	4,206	—	—	4,206	—
Diversified Income Plus
Futures Contracts	75,831	—	75,831	24,716	—	51,115	—
Securities Lending	1,140,295	—	1,140,295	1,064,718	—	—	75,577	^
Opportunity Income Plus
Futures Contracts	3,415	—	3,415	3,415	—	—	—
Natural Resources
Securities Lending	4,558,622	—	4,558,622	4,432,949	—	—	125,673	^
Partner Emerging Markets Equity
Securities Lending	561,031	—	561,031	524,307	—	—	36,724	^
Partner Small Cap Growth
Securities Lending	8,046,635	—	8,046,635	7,948,019	—	—	98,616	^
Partner Small Cap Value
Securities Lending	14,679,400	—	14,679,400	14,202,994	—	—	476,406	^
Small Cap Stock
Securities Lending	40,360,914	—	40,360,914	39,565,400	—	—	795,514	^
Small Cap Index
Securities Lending	23,935,556	—	23,935,556	23,370,492	—	—	565,064	^
Mid Cap Growth
Securities Lending	13,749,175	—	13,749,175	13,469,724	—	—	279,451	^
Mid Cap Stock
Securities Lending	18,565,385	—	18,565,385	18,069,398	—	—	495,987	^
Mid Cap Index
Securities Lending	6,400,412	—	6,400,412	6,162,318	—	—	238,094	^
Partner Worldwide Allocation
Futures Contracts	1,090,375	—	1,090,375	1,020,873	—	69,502	—
Exchange Contracts	379,909	—	379,909	169,080	—	—	210,829	#
Securities Lending	14,629,592	—	14,629,592	13,795,590	—	—	834,002	^
Partner All Cap
Securities Lending	588,625	—	588,625	588,625	—	—	—
Large Cap Growth
Futures Contracts	306,750	—	306,750	107,684	—	199,066	—

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Securities Lending	8,453,000	—	8,453,000	8,453,000	—	—	—
Partner Growth Stock
Securities Lending	2,241,300	—	2,241,300	2,241,300	—	—	—
Large Cap Value
Securities Lending	12,423,600	—	12,423,600	12,036,816	—	—	386,784	^
Large Cap Stock
Futures Contracts	1,435,381	—	1,435,381	357,979	—	1,077,402	—
Securities Lending	12,064,660	—	12,064,660	11,440,482	—	—	624,178	^
Large Cap Index
Securities Lending	1,557,348	—	1,557,348	1,522,773	—	—	34,575	^
High Yield
Securities Lending	58,556,630	—	58,556,630	55,947,264	—	—	2,609,366	^
Swap Credit Contracts	89,732	—	89,732	—	—	89,732	—
Income
Futures Contracts	31,625	—	31,625	31,625	—	—	—
Securities Lending	28,475,080	—	28,475,080	27,131,733	—	—	1,343,347	^
Limited Maturity Bond
Securities Lending	1,602,000	—	1,602,000	1,523,953	—	—	78,047	^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.
#	Net exchange contract amounts represent the net amount payable from the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Portfolios are required to post or receive margin – depending on market movements - on their mortgage dollar rolls. The value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned in the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Portfolio could lose money.

As of June 30, 2015, the value of securities on loan is as follows:

Fund	Securities on Loan
Moderately Aggressive Allocation	$67,317,125
Moderate Allocation	77,002,324

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

Fund	Securities on Loan
Moderately Conservative Allocation	18,248,546
Balanced Income Plus	6,039,151
Diversified Income Plus	1,064,718
Natural Resources	4,432,949
Partner Emerging Markets Equity	524,307
Partner Small Cap Growth	7,948,019
Partner Small Cap Value	14,202,994
Small Cap Stock	39,565,400
Small Cap Index	23,370,492
Mid Cap Growth	13,469,724
Mid Cap Stock	18,069,398
Mid Cap Index	6,162,318
Partner Worldwide Allocation	13,795,590
Partner All Cap	593,611
Large Cap Growth	8,477,016
Partner Growth Stock	2,247,083
Large Cap Value	12,036,816
Large Cap Stock	11,440,482
Large Cap Index	1,522,773
High Yield	55,947,264
Income	27,131,733
Limited Maturity Bond	1,523,953

(J) When Issued and Delayed Delivery Transactions – Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security.

(L) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2015, no Portfolios engaged in this type of investment.

(M) Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(N) Stripped Securities – Certain Portfolios may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(O) Credit Risk – The Portfolios may be susceptible to credit risk to the extent the issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor the creditworthiness of the issuers. Interest receivable on defaulted securities is monitored for the ability to collect payments in default and adjusted accordingly.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(R) Unfunded Bridge Loan Commitment

The following Portfolio entered into a loan commitment with Charter Communications Operating, LLC on June 25, 2015. Maturity of the commitment will be no later than May 23, 2016. The Portfolio will receive a fee of 0.375%.

Portfolio	Unfunded Commitment
High Yield	$8,850,000

(S) Loss Contingencies – Thrivent High Yield Portfolio and Thrivent Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. Thrivent High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Portfolio is named as a defendant in this action, but we do not expect that the Portfolio’s assets will be subject to a loss contingency.

Thrivent Balanced Income Plus Portfolio (formerly known as Thrivent Balanced Portfolio) and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions have since been consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. If the plaintiffs are successful, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Thrivent Mid Cap Index Portfolio owned shares of Lyondell stock before the merger. On December 21, 2007, Thrivent Mid Cap Index Portfolio tendered its shares of Lyondell for $1,542,720. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Thrivent Opportunity Income Plus Portfolio (formerly known as Mortgage Securities Portfolio) was obligated to pay $133,203 to Lehman Brothers as of October 14, 2008. Because of the collapse of Lehman Brothers, the securities and obligations remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity Income Plus Portfolio could be required to pay all or a portion of the $133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability because of amounts owed to the Portfolio by Lehman Brothers at the time of its bankruptcy. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

(T) Litigation – Awards from class action litigation are recorded as realized gains on payment date.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

(U) In-kind Redemptions – During the year ended December 31, 2014, the Thrivent Asset Allocation Portfolios, as the shareholders of underlying series of Thrivent Series Fund, Inc. (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Small Cap Growth Portfolio. The underlying portfolio distributed portfolio securities and cash as payment for the redemption of these portfolio shares. For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolio as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying portfolio. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Portfolio	Underlying Shares Redeemed	Date	In-Kind Amount	Realized Gain/(Loss)
Aggressive Allocation Portfolio	Partner Small Cap Growth Portfolio	4,044,547	10/6/2014	$64,802,142	$12,593,308
Moderately Aggressive Allocation Portfolio	Partner Small Cap Growth Portfolio	5,844,908	10/6/2014	$93,647,695	$19,424,365
Moderate Allocation Portfolio	Partner Small Cap Growth Portfolio	6,587,309	10/6/2014	$105,542,526	$14,201,526

During the year ended December 31, 2014, Thrivent Defined Benefit Trust, as the shareholder of underlying series of Thrivent Series Fund, Inc. (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Small Cap Growth Portfolio. The underlying portfolio distributed portfolio securities and cash as payment for the redemption of these portfolio shares. For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolio as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying portfolio. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Portfolio	Underlying Shares Redeemed	Date	In-Kind Amount	Realized Gain/(Loss)
Defined Benefit Trust	Partner Small Cap Growth Portfolio	878,266	11/6/2014	$14,775,417	$1,607,209

(V) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Portfolios – Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Portfolios) held directly by the Asset Allocation Portfolios, each Asset

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

Allocation Portfolio will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Portfolio (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000 to $5,000M	Over $5,000 to $10,000M	Over $10,000M
Aggressive Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%	0.075%	0.050%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%	0.450%	0.450%

For all other Portfolios, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M – Millions)	$0 to $50M	Over $50 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $1,500M	Over $1,500 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Opportunity Income Plus	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Partner Technology	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Healthcare	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Natural Resources	0.750%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Small Cap Growth	1.000%	1.000%	1.000%	1.000%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner Small Cap Value	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Mid Cap Value	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Partner All Cap	0.950%	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Large Cap Index	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.200%	0.150%	0.100%	0.100%	0.100%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Money Market	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%

(B) Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

Partner Technology Portfolio

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.45% of average daily net assets.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Fund (as of February 27, 2015), Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Partner Small Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with GSAM for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $200 million and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Fund is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Portfolio

Effective February 26, 2015, the Adviser terminated the subadvisory agreements with DuPont Capital. The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio, Partner Emerging Markets Equity Fund (as of February 27, 2015) and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by GSAM.

Until February 26, 2015, the fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets managed by DuPont Capital and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund is included in determining breakpoints for the assets managed by DuPont Capital.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis Advisors”) for the performance of subadvisory services. Pyramis Advisors is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

(C) Expense Reimbursements – As of June 30, 2015, the following voluntary expense reimbursement was in effect for Thrivent Money Market Portfolio; Thrivent Financial

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

for Lutherans has voluntarily agreed to reimburse certain portfolio level expenses to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.

As of June 30, 2015, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Growth and Income Plus	0.80%	4/30/2016
Opportunity Income Plus	0.75%	4/30/2016
Partner Healthcare[1]	1.10%	4/30/2016
Natural Resources	1.02%	4/30/2016
Partner Emerging Markets Equity	1.40%	4/30/2016
Partner Small Cap Growth[2]	0.95%	4/30/2016
Partner All Cap[3]	0.90%	4/30/2016
Partner Growth Stock[4]	0.85%	4/30/2016

[1]	Prior contractual expense cap of 1.25% expired on December 31, 2014.
[2]	Prior voluntary expense cap of 0.95% became a contractual expense cap effective January 1, 2015.
[3]	Prior contractual expense cap of 0.95% expired on April 30, 2015.
[4]	Prior voluntary expense reimbursement of 0.10% became a contractual expense cap of 0.85% effective May 1, 2015.

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income Portfolio may invest cash in High Yield Fund, Money Market Portfolio and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 30, 2015, none of the Portfolios invested in High Yield Fund or Money Market Portfolio. During the six months ended June 30, 2015, all Portfolios, except Money Market Portfolio, invested in Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to the advisory fee which is charged to the Portfolio for its investment in High Yield Fund or Money Market Portfolio.

(D) Other Expenses – The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. For the six months ended June 30, 2015, the Adviser received aggregate fees for accounting and administrative personnel and services of $4,156,735 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of Thrivent Mutual Funds. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of Thrivent Mutual Funds. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $208,712 in fees from the Fund for the six months ended June 30, 2015. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund.

(E) Indirect Expenses – Some Portfolios invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2015, the tax-basis balance has not yet been determined.

At December 31, 2014, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Opportunity Income Plus	$1,225,370	Unlimited

Natural Resources	$4,385,017	Unlimited

Partner Emerging Markets Equity	$1,506,849	Unlimited

Partner Worldwide Allocation	$119,995,485	2016

Large Cap Growth	$27,862,025	2017

High Yield	24,454,205	2016
	46,838,004	2017

	$71,292,209

Bond Index	$688,692	Unlimited

Limited Maturity Bond	5,004,107	2017
	695,758	Unlimited

	$5,699,865

Money Market	$759	Unlimited

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$190,017	$152,656
Moderately Aggressive Allocation	813,456	648,287
Moderate Allocation	1,232,535	1,129,880
Moderately Conservative Allocation	513,511	551,279
Growth and Income Plus	82,825	79,856
Balanced Income Plus	164,619	152,202
Diversified Income Plus	262,171	223,691
Opportunity Income Plus	28,812	19,295
Partner Technology	16,392	9,881
Partner Healthcare	73,192	32,008
Natural Resources	17,524	10,942
Partner Emerging Markets Equity	2,166	938
Real Estate Securities	20,500	8,641
Partner Small Cap Growth	8,882	9,125
Partner Small Cap Value	40,539	36,241
Small Cap Stock	71,266	75,943
Small Cap Index	32,595	19,228
Mid Cap Growth	68,044	80,411
Partner Mid Cap Value	213,973	198,923
Mid Cap Stock	123,749	137,316
Mid Cap Index	47,514	15,164
Partner Worldwide Allocation	671,580	671,585
Partner All Cap	31,307	25,732
Large Cap Growth	371,587	397,666
Partner Growth Stock	20,615	15,911
Large Cap Value	177,133	164,605
Large Cap Stock	213,480	207,090
Large Cap Index	45,343	5,495
High Yield	191,507	188,790
Income	349,320	346,951
Bond Index	12,408	11,490
Limited Maturity Bond	160,506	165,607

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$65,687	$61,612
Moderately Aggressive Allocation	1,136,425	1,102,513
Moderate Allocation	4,821,180	4,646,182
Moderately Conservative Allocation	3,012,476	2,902,119
Growth and Income Plus	16,212	16,368
Balanced Income Plus	98,894	98,829
Diversified Income Plus	95,709	103,544
Opportunity Income Plus	56,816	52,193
Partner Worldwide Allocation	33,727	34,494
Income	318,513	325,281
Bond Index	306,352	303,758
Limited Maturity Bond	236,704	236,095

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2015, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive Allocation	34	0.42%
Moderate Allocation	40	1.07%
Moderately Conservative Allocation	37	1.33%
Balanced Income Plus	4	0.52%
Diversified Income Plus	8	1.54%
Opportunity Income Plus	4	0.90%
Partner Worldwide Allocation	18	0.48%
Partner Growth Stock	9	0.78%
High Yield	12	3.69%
Income	5	0.67%
Bond Index	4	1.11%
Limited Maturity Bond	32	9.47%
The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2015

(unaudited)

Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts – During the six months ended June 30, 2015, none of the Funds engaged in these types of investments.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 30, 2015, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	350,000,000	$0.01
Moderately Aggressive Allocation	700,000,000	0.01
Moderate Allocation	1,200,000,000	0.01
Moderately Conservative Allocation	800,000,000	0.01
Growth and Income Plus	200,000,000	0.01
Balanced Income Plus	200,000,000	0.01
Diversified Income Plus	250,000,000	0.01
Opportunity Income Plus	50,000,000	0.01
Partner Technology	100,000,000	0.01
Partner Healthcare	50,000,000	0.01
Natural Resources	200,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Partner Small Cap Growth	50,000,000	0.01
Partner Small Cap Value	150,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Growth	200,000,000	0.01
Partner Mid Cap Value	50,000,000	0.01
Mid Cap Stock	200,000,000	0.01
Mid Cap Index	200,000,000	0.01
Partner Worldwide Allocation	700,000,000	0.01
Partner All Cap	100,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	50,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	400,000,000	0.01
Large Cap Index	200,000,000	0.01
High Yield	350,000,000	0.01
Income	300,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	450,000,000	0.01
Money Market	1,200,000,000	0.01

(8) MONEY MARKET FUND REGULATORY REFORM

On July 23, 2014, the Securities and Exchange Commission adopted amendments to Rule 2a-7, which governs money market funds. The majority of the amendments, except for certain disclosure enhancements, will not take effect until 2016. The amendments are being made to address potential systemic risks associated with money markets and to improve transparency for money market fund investors. At this time, management is evaluating the impact of the amendments, including potential effects on the structure, operations and return potential of Thrivent Money Market Portfolio.

(9) SUBSEQUENT EVENTS

On July 22, 2015, the Thrivent Asset Allocation Portfolios and Thrivent Defined Benefit Trust, as the shareholders of underlying series of Thrivent Series Fund, Inc., (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Small Cap Value Portfolio. The underlying portfolio distributed portfolio securities and cash as payment for the redemption of these portfolio shares. As a result of the in-kind redemption, net assets of Partner Small Cap Value Portfolio decreased approximately 77.90%.

On July 28, 2015, the Thrivent Asset Allocation Portfolios and Thrivent Defined Benefit Trust, as the shareholders of underlying series of Thrivent Series Fund, Inc., (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Mid Cap Value Portfolio. The underlying portfolio distributed portfolio securities and cash as payment for the redemption of these portfolio shares. As a result of the in-kind redemption, net assets of Partner Mid Cap Value Portfolio decreased approximately 90.80%.

For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes.

Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2015 (unaudited)	$15.44	$0.08	$0.45	$0.53	$(0.16)	$(1.06)
Year Ended 12/31/2014	15.04	0.10	0.80	0.90	(0.07)	(0.43)
Year Ended 12/31/2013	12.15	0.07	3.17	3.24	(0.17)	(0.18)
Year Ended 12/31/2012	11.40	0.17	1.18	1.35	(0.08)	(0.52)
Year Ended 12/31/2011	12.22	0.06	(0.52)	(0.46)	(0.16)	(0.20)
Year Ended 12/31/2010	10.66	0.10	1.72	1.82	(0.16)	(0.10)

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2015 (unaudited)	14.72	0.11	0.26	0.37	(0.19)	(0.67)
Year Ended 12/31/2014	14.37	0.16	0.71	0.87	(0.13)	(0.39)
Year Ended 12/31/2013	12.31	0.12	2.44	2.56	(0.20)	(0.30)
Year Ended 12/31/2012	11.19	0.21	1.21	1.42	(0.14)	(0.16)
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)

MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2015 (unaudited)	13.90	0.11	0.16	0.27	(0.21)	(0.55)
Year Ended 12/31/2014	13.63	0.18	0.62	0.80	(0.16)	(0.37)
Year Ended 12/31/2013	12.28	0.16	1.66	1.82	(0.20)	(0.27)
Year Ended 12/31/2012	11.25	0.20	1.10	1.30	(0.19)	(0.08)
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2015 (unaudited)	12.89	0.10	0.07	0.17	(0.23)	(0.35)
Year Ended 12/31/2014	12.71	0.23	0.43	0.66	(0.20)	(0.28)
Year Ended 12/31/2013	12.07	0.20	0.87	1.07	(0.19)	(0.24)
Year Ended 12/31/2012	11.28	0.18	0.89	1.07	(0.19)	(0.09)
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)

GROWTH AND INCOME PLUS PORTFOLIO
Period Ended 6/30/2015 (unaudited)	10.72	0.14	0.04	0.18	(0.23)	(0.44)
Year Ended 12/31/2014	11.66	0.18	0.09	0.27	(0.30)	(0.91)
Year Ended 12/31/2013	9.82	0.33	1.74	2.07	(0.23)	—
Year Ended 12/31/2012	8.81	0.24	0.91	1.15	(0.14)	—
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—

BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2015 (unaudited)	14.87	0.20	0.09	0.29	(0.32)	(0.52)
Year Ended 12/31/2014	17.28	0.33	0.67	1.00	(0.28)	(3.13)
Year Ended 12/31/2013	15.42	0.30	2.42	2.72	(0.31)	(0.55)
Year Ended 12/31/2012	14.48	0.33	1.42	1.75	(0.34)	(0.47)
Year Ended 12/31/2011	14.72	0.34	0.26	0.60	(0.34)	(0.50)
Year Ended 12/31/2010	13.44	0.34	1.39	1.73	(0.36)	(0.09)

DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2015 (unaudited)	7.94	0.13	0.01	0.14	(0.26)	(0.16)
Year Ended 12/31/2014	7.84	0.26	0.08	0.34	(0.24)	—
Year Ended 12/31/2013	7.23	0.21	0.59	0.80	(0.19)	—
Year Ended 12/31/2012	6.56	0.19	0.74	0.93	(0.26)	—
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.22)	$14.75	3.52%	$971.5	0.55%	1.15%	0.55%	1.15%	26%
(0.50)	15.44	6.02%	904.9	0.50%	0.70%	0.50%	0.70%	58%
(0.35)	15.04	27.05%	799.4	0.46%	0.53%	0.47%	0.52%	43%
(0.60)	12.15	12.25%	608.2	0.49%	1.45%	0.49%	1.45%	69%
(0.36)	11.40	(3.93)%	560.6	0.42%	0.49%	0.43%	0.47%	74%
(0.26)	12.22	17.53%	587.1	0.34%	0.95%	0.39%	0.90%	68%

(0.86)	14.23	2.55%	4,986.1	0.47%	1.58%	0.47%	1.58%	42%
(0.52)	14.72	6.05%	4,775.0	0.45%	1.15%	0.45%	1.15%	88%
(0.50)	14.37	21.30%	4,224.5	0.38%	1.09%	0.40%	1.07%	60%
(0.30)	12.31	12.87%	3,056.0	0.40%	1.83%	0.40%	1.83%	93%
(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%
(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%

(0.76)	13.41	1.91%	8,849.3	0.45%	1.74%	0.45%	1.74%	78%
(0.53)	13.90	5.88%	8,607.8	0.44%	1.50%	0.44%	1.50%	134%
(0.47)	13.63	15.12%	7,181.1	0.36%	1.46%	0.38%	1.44%	99%
(0.27)	12.28	11.72%	5,337.9	0.38%	1.98%	0.38%	1.98%	121%
(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%
(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%

(0.58)	12.48	1.24%	3,951.6	0.45%	1.89%	0.45%	1.89%	102%
(0.48)	12.89	5.32%	3,679.4	0.44%	1.91%	0.44%	1.91%	182%
(0.43)	12.71	9.02%	3,353.0	0.37%	1.72%	0.40%	1.68%	198%
(0.28)	12.07	9.59%	2,920.3	0.41%	1.95%	0.41%	1.95%	190%
(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%
(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%

(0.67)	10.23	1.76%	80.4	0.80%	2.56%	0.96%	2.40%	125%
(1.21)	10.72	2.21%	81.1	0.80%	2.30%	0.94%	2.16%	176%
(0.23)	11.66	21.24%	65.5	0.79%	2.10%	0.85%	2.04%	153%
(0.14)	9.82	13.17%	102.1	0.81%	2.56%	0.81%	2.56%	160%
(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%
(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%

(0.84)	14.32	1.98%	316.5	0.65%	2.92%	0.65%	2.92%	83%
(3.41)	14.87	6.07%	303.0	0.64%	2.38%	0.64%	2.38%	111%
(0.86)	17.28	17.95%	275.0	0.53%	1.81%	0.53%	1.81%	216%
(0.81)	15.42	12.42%	239.3	0.45%	1.93%	0.45%	1.93%	142%
(0.84)	14.48	4.18%	240.5	0.44%	2.06%	0.44%	2.06%	143%
(0.45)	14.72	13.30%	270.6	0.44%	2.13%	0.44%	2.13%	136%

(0.42)	7.66	1.85%	471.4	0.48%	3.94%	0.48%	3.94%	77%
(0.24)	7.94	4.27%	437.3	0.48%	3.84%	0.48%	3.84%	136%
(0.19)	7.84	11.17%	362.7	0.49%	3.88%	0.49%	3.88%	150%
(0.26)	7.23	14.48%	229.7	0.52%	4.58%	0.52%	4.58%	155%
(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%
(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2015 (unaudited)	$10.15	$0.17	$(0.04)	$0.13	$(0.17)	$—
Year Ended 12/31/2014	10.15	0.35	—	0.35	(0.35)	—
Year Ended 12/31/2013	10.64	0.26	(0.40)	(0.14)	(0.26)	(0.09)
Year Ended 12/31/2012	10.45	0.16	0.44	0.60	(0.16)	(0.25)
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)

PARTNER TECHNOLOGY PORTFOLIO
Period Ended 6/30/2015 (unaudited)	10.70	(0.02)	0.39	0.37	—	(0.52)
Year Ended 12/31/2014	9.69	(0.02)	1.03	1.01	—	—
Year Ended 12/31/2013	7.51	(0.02)	2.20	2.18	—	—
Year Ended 12/31/2012	6.20	(0.03)	1.34	1.31	—	—
Year Ended 12/31/2011	7.11	(0.01)	(0.90)	(0.91)	—	—
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—

PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2015 (unaudited)	19.70	0.03	2.44	2.47	—	(1.23)
Year Ended 12/31/2014	16.84	0.01	3.98	3.99	—	(1.13)
Year Ended 12/31/2013	13.39	(0.02)	4.10	4.08	(0.05)	(0.58)
Year Ended 12/31/2012	11.26	0.03	2.29	2.32	(0.04)	(0.15)
Year Ended 12/31/2011	12.08	0.03	(0.46)	(0.43)	—	(0.39)
Year Ended 12/31/2010	11.08	(0.02)	1.22	1.20	(0.02)	(0.18)

NATURAL RESOURCES PORTFOLIO
Period Ended 6/30/2015 (unaudited)	6.11	0.01	(0.06)	(0.05)	(0.03)	—
Year Ended 12/31/2014	7.52	0.03	(1.41)	(1.38)	(0.03)	—
Year Ended 12/31/2013	6.91	0.04	0.62	0.66	(0.05)	—
Year Ended 12/31/2012	8.33	0.05	(0.43)	(0.38)	(0.02)	(1.02)
Year Ended 12/31/2011	9.56	0.02	(1.24)	(1.22)	(0.01)	—
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—

PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2015 (unaudited)	12.08	0.09	0.03	0.12	(0.14)	—
Year Ended 12/31/2014	12.47	0.14	(0.41)	(0.27)	(0.12)	—
Year Ended 12/31/2013	13.61	0.12	(1.13)	(1.01)	(0.13)	—
Year Ended 12/31/2012	10.92	0.14	2.68	2.82	(0.07)	(0.06)
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—

REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2015 (unaudited)	22.78	0.19	(1.51)	(1.32)	(0.33)	(0.95)
Year Ended 12/31/2014	17.98	0.35	5.11	5.46	(0.30)	(0.36)
Year Ended 12/31/2013	17.85	0.29	0.11	0.40	(0.27)	—
Year Ended 12/31/2012	15.77	0.30	2.43	2.73	(0.65)	—
Year Ended 12/31/2011(c)	14.49	0.22	1.06	1.28	—	—
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—

PARTNER SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2015 (unaudited)	17.39	(0.03)	2.10	2.07	—	(2.58)
Year Ended 12/31/2014	19.23	(0.57)	0.91	0.34	—	(2.18)
Year Ended 12/31/2013	13.87	(0.08)	5.79	5.71	—	(0.35)
Year Ended 12/31/2012	12.42	(0.01)	1.46	1.45	—	—
Year Ended 12/31/2011	12.92	(0.08)	(0.42)	(0.50)	—	—
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

(c)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.17)	$10.11	1.30%	$87.9	0.74%	3.36%	0.74%	3.36%	96%
(0.35)	10.15	3.48%	71.8	0.76%	3.46%	0.79%	3.42%	140%
(0.35)	10.15	(1.39)%	46.5	0.79%	2.58%	0.88%	2.49%	755%
(0.41)	10.64	5.99%	37.3	0.83%	1.54%	0.88%	1.49%	936%
(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%
(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%

(0.52)	10.55	3.51%	64.1	1.00%	(0.33)%	1.00%	(0.33)%	16%
—	10.70	10.45%	56.7	1.02%	(0.23)%	1.02%	(0.23)%	31%
—	9.69	29.01%	48.1	1.08%	(0.21)%	1.08%	(0.21)%	48%
—	7.51	21.09%	35.5	1.13%	(0.39)%	1.13%	(0.39)%	45%
—	6.20	(12.83)%	29.6	1.13%	(0.21)%	1.13%	(0.21)%	56%
—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%

(1.23)	20.94	12.59%	163.4	1.01%	0.40%	1.06%	0.35%	26%
(1.13)	19.70	24.23%	102.1	1.13%	0.03%	1.13%	0.03%	63%
(0.63)	16.84	31.09%	53.7	1.25%	(0.10)%	1.31%	(0.16)%	61%
(0.19)	13.39	20.68%	25.2	1.25%	0.26%	1.54%	(0.04)%	40%
(0.39)	11.26	(3.79)%	18.0	1.30%	0.24%	1.64%	(0.11)%	66%
(0.20)	12.08	11.13%	17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%

(0.03)	6.03	(0.90)%	37.4	1.02%	0.65%	1.15%	0.53%	31%
(0.03)	6.11	(18.39)%	31.3	1.02%	0.43%	1.11%	0.34%	61%
(0.05)	7.52	9.55%	35.0	1.02%	0.50%	1.13%	0.39%	37%
(1.04)	6.91	(3.15)%	31.6	1.06%	0.70%	1.14%	0.62%	28%
(0.01)	8.33	(12.84)%	31.6	1.12%	0.17%	1.12%	0.17%	118%
(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%

(0.14)	12.06	1.02%	49.9	1.40%	1.60%	1.71%	1.29%	2%
(0.12)	12.08	(2.29)%	48.5	1.40%	1.07%	1.52%	0.95%	14%
(0.13)	12.47	(7.34)%	59.9	1.40%	1.07%	1.54%	0.92%	5%
(0.13)	13.61	25.98%	54.7	1.40%	1.27%	1.62%	1.05%	4%
(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%
—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%

(1.28)	20.18	(5.83)%	143.0	0.92%	2.04%	0.92%	2.04%	6%
(0.66)	22.78	30.82%	142.5	0.92%	1.67%	0.92%	1.67%	21%
(0.27)	17.98	2.18%	120.1	0.92%	1.53%	0.92%	1.53%	22%
(0.65)	17.85	17.54%	122.4	0.93%	1.62%	0.93%	1.62%	32%
—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%

(2.58)	16.88	12.02%	52.8	0.95%	(0.37)%	1.30%	(0.72)%	18%
(2.18)	17.39	2.31%	47.8	0.97%	(0.55)%	1.08%	(0.67)%	88%
(0.35)	19.23	41.64%	344.3	0.98%	(0.49)%	1.08%	(0.59)%	85%
—	13.87	11.69%	256.9	0.99%	(0.12)%	1.09%	(0.22)%	93%
—	12.42	(3.85)%	197.5	1.00%	(0.63)%	1.10%	(0.73)%	101%
—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – Continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP VALUE PORTFOLIO
Period Ended 6/30/2015 (unaudited)	$28.28	$0.18	$(0.16)	$0.02	$(0.27)	$(2.09)
Year Ended 12/31/2014	28.27	0.25	0.55	0.80	(0.06)	(0.73)
Year Ended 12/31/2013	21.17	0.14	7.55	7.69	(0.47)	(0.12)
Year Ended 12/31/2012	18.64	0.38	2.28	2.66	(0.13)	—
Year Ended 12/31/2011	19.06	0.10	(0.48)	(0.38)	(0.04)	—
Year Ended 12/31/2010	15.58	0.13	3.52	3.65	(0.17)	—

SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2015 (unaudited)	18.37	0.03	1.22	1.25	(0.08)	(2.42)
Year Ended 12/31/2014	17.77	0.08	0.75	0.83	(0.04)	(0.19)
Year Ended 12/31/2013	13.12	0.04	4.67	4.71	(0.06)	—
Year Ended 12/31/2012	11.99	0.06	1.07	1.13	—	—
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—

SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2015 (unaudited)	17.44	0.09	0.63	0.72	(0.14)	(1.23)
Year Ended 12/31/2014	17.86	0.15	0.77	0.92	(0.13)	(1.21)
Year Ended 12/31/2013	13.42	0.14	5.17	5.31	(0.20)	(0.67)
Year Ended 12/31/2012	12.77	0.20	1.68	1.88	(0.09)	(1.14)
Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—

MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2015 (unaudited)	25.36	0.02	1.62	1.64	(0.05)	(2.30)
Year Ended 12/31/2014	25.45	0.06	2.23	2.29	(0.06)	(2.32)
Year Ended 12/31/2013	19.59	0.06	5.89	5.95	(0.08)	(0.01)
Year Ended 12/31/2012	17.50	0.07	2.06	2.13	(0.04)	—
Year Ended 12/31/2011	18.56	0.04	(1.04)	(1.00)	(0.06)	—
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—

PARTNER MID CAP VALUE PORTFOLIO
Period Ended 6/30/2015 (unaudited)	18.14	0.05	(0.07)	(0.02)	(0.10)	(2.13)
Year Ended 12/31/2014	18.45	0.10	2.27	2.37	(0.12)	(2.56)
Year Ended 12/31/2013	14.67	0.12	4.57	4.69	(0.17)	(0.74)
Year Ended 12/31/2012	12.51	0.17	2.10	2.27	(0.11)	—
Year Ended 12/31/2011	13.38	0.11	(0.95)	(0.84)	(0.03)	—
Year Ended 12/31/2010	10.82	0.08	2.58	2.66	(0.10)	—

MID CAP STOCK PORTFOLIO
Period Ended 6/30/2015 (unaudited)	18.86	0.05	0.14	0.19	(0.11)	(2.05)
Year Ended 12/31/2014	17.66	0.11	1.98	2.09	(0.06)	(0.83)
Year Ended 12/31/2013	13.09	0.06	4.57	4.63	(0.06)	—
Year Ended 12/31/2012	11.48	0.06	1.58	1.64	(0.03)	—
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—

MID CAP INDEX PORTFOLIO
Period Ended 6/30/2015 (unaudited)	16.35	0.07	0.59	0.66	(0.12)	(0.75)
Year Ended 12/31/2014	15.78	0.13	1.32	1.45	(0.12)	(0.76)
Year Ended 12/31/2013	12.36	0.12	3.87	3.99	(0.13)	(0.44)
Year Ended 12/31/2012	11.79	0.14	1.74	1.88	(0.10)	(1.21)
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.36)	$25.94	0.10%	$384.8	0.86%	1.32%	0.86%	1.32%	10%
(0.79)	28.28	2.89%	388.6	0.86%	0.89%	0.86%	0.89%	19%
(0.59)	28.27	36.76%	384.7	0.86%	0.56%	0.86%	0.56%	11%
(0.13)	21.17	14.37%	282.6	0.88%	1.90%	0.88%	1.90%	18%
(0.04)	18.64	(1.99)%	250.4	0.88%	0.52%	0.88%	0.52%	10%
(0.17)	19.06	23.46%	266.9	0.88%	0.75%	0.88%	0.75%	19%

(2.50)	17.12	6.83%	325.0	0.76%	0.39%	0.76%	0.39%	24%
(0.23)	18.37	4.76%	306.3	0.75%	0.42%	0.75%	0.42%	56%
(0.06)	17.77	35.90%	354.6	0.75%	0.25%	0.75%	0.25%	62%
—	13.12	9.42%	269.5	0.76%	0.49%	0.76%	0.49%	96%
—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%
—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%

(1.37)	16.79	4.12%	287.1	0.29%	1.13%	0.29%	1.13%	7%
(1.34)	17.44	5.36%	268.6	0.43%	0.87%	0.43%	0.87%	12%
(0.87)	17.86	40.83%	262.8	0.44%	0.84%	0.44%	0.84%	12%
(1.23)	13.42	15.95%	193.7	0.46%	1.44%	0.46%	1.44%	9%
(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%
(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%

(2.35)	24.65	6.55%	440.3	0.46%	0.18%	0.46%	0.18%	16%
(2.38)	25.36	9.71%	427.2	0.46%	0.25%	0.46%	0.25%	40%
(0.09)	25.45	30.45%	424.3	0.46%	0.22%	0.46%	0.22%	38%
(0.04)	19.59	12.22%	361.5	0.46%	0.39%	0.46%	0.39%	39%
(0.06)	17.50	(5.43)%	348.8	0.46%	0.21%	0.46%	0.21%	67%
(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%

(2.23)	15.89	(0.04)%	401.5	0.79%	0.63%	0.79%	0.63%	51%
(2.68)	18.14	13.52%	402.9	0.79%	0.59%	0.79%	0.59%	90%
(0.91)	18.45	32.74%	352.9	0.79%	0.76%	0.81%	0.75%	108%
(0.11)	14.67	18.27%	261.5	0.84%	1.26%	0.84%	1.26%	80%
(0.03)	12.51	(6.33)%	215.8	0.84%	0.84%	0.84%	0.84%	76%
(0.10)	13.38	24.73%	232.2	0.85%	0.72%	0.85%	0.72%	91%

(2.16)	16.89	1.07%	761.0	0.71%	0.57%	0.71%	0.57%	17%
(0.89)	18.86	11.93%	752.6	0.71%	0.63%	0.71%	0.63%	37%
(0.06)	17.66	35.50%	675.4	0.72%	0.38%	0.72%	0.38%	39%
(0.03)	13.09	14.29%	506.7	0.73%	0.51%	0.73%	0.51%	47%
(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%
(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%

(0.87)	16.14	4.03%	170.0	0.33%	1.07%	0.33%	1.07%	11%
(0.88)	16.35	9.28%	145.1	0.47%	0.89%	0.47%	0.89%	13%
(0.57)	15.78	32.92%	123.0	0.50%	0.95%	0.50%	0.95%	12%
(1.31)	12.36	17.38%	85.1	0.53%	1.11%	0.53%	1.11%	8%
(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%
(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 6/30/2015 (unaudited)	$9.30	$0.13	$0.36	$0.49	$(0.24)	$—
Year Ended 12/31/2014	10.02	0.22	(0.74)	(0.52)	(0.20)	—
Year Ended 12/31/2013	8.62	0.18	1.22	1.40	—	—
Year Ended 12/31/2012	7.39	0.12	1.26	1.38	(0.12)	(0.03)
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—

PARTNER ALL CAP PORTFOLIO
Period Ended 6/30/2015 (unaudited)	14.18	0.02	0.77	0.79	(0.05)	(1.56)
Year Ended 12/31/2014	12.71	0.06	1.49	1.55	(0.08)	—
Year Ended 12/31/2013	9.64	0.08	3.07	3.15	(0.08)	—
Year Ended 12/31/2012	8.44	0.08	1.16	1.24	(0.04)	—
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—

LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2015 (unaudited)	28.08	0.06	1.52	1.58	(0.01)	—
Year Ended 12/31/2014	25.46	0.16	2.63	2.79	(0.17)	—
Year Ended 12/31/2013	18.81	0.15	6.64	6.79	(0.14)	—
Year Ended 12/31/2012	15.96	0.22	2.85	3.07	(0.22)	—
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—

PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/30/2015 (unaudited)	18.72	(0.01)	1.30	1.29	—	(1.96)
Year Ended 12/31/2014	18.79	(0.03)	1.53	1.50	—	(1.57)
Year Ended 12/31/2013	13.54	(0.04)	5.29	5.25	—	—
Year Ended 12/31/2012	11.41	—	2.13	2.13	—	—
Year Ended 12/31/2011	11.58	(0.03)	(0.14)	(0.17)	—	—
Year Ended 12/31/2010	9.93	(0.02)	1.67	1.65	—	—

LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2015 (unaudited)	16.79	0.12	0.08	0.20	(0.22)	(0.49)
Year Ended 12/31/2014	15.58	0.22	1.19	1.41	(0.20)	—
Year Ended 12/31/2013	12.00	0.20	3.59	3.79	(0.21)	—
Year Ended 12/31/2012	10.39	0.21	1.59	1.80	(0.19)	—
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—

LARGE CAP STOCK PORTFOLIO
Period Ended 6/30/2015 (unaudited)	12.33	0.10	0.47	0.57	(0.15)	(0.95)
Year Ended 12/31/2014	11.81	0.15	0.48	0.63	(0.11)	—
Year Ended 12/31/2013	9.22	0.11	2.60	2.71	(0.12)	—
Year Ended 12/31/2012	8.11	0.12	1.08	1.20	(0.09)	—
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—

LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2015 (unaudited)	28.75	0.20	0.12	0.32	(0.39)	(0.14)
Year Ended 12/31/2014	25.80	0.44	2.96	3.40	(0.39)	(0.06)
Year Ended 12/31/2013	20.11	0.40	5.91	6.31	(0.39)	(0.23)
Year Ended 12/31/2012	17.71	0.40	2.33	2.73	(0.33)	—
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.24)	$9.55	5.21%	$1,700.6	0.92%	2.85%	0.92%	2.85%	43%
(0.20)	9.30	(5.35)%	1,607.3	0.91%	2.24%	0.91%	2.24%	78%
—	10.02	16.31%	1,706.0	0.91%	1.97%	0.91%	1.97%	80%
(0.15)	8.62	18.67%	1,520.3	0.95%	2.10%	0.95%	2.10%	93%
(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%
(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%

(1.61)	13.36	5.53%	78.9	0.93%	0.32%	1.17%	0.09%	35%
(0.08)	14.18	12.26%	69.5	0.95%	0.48%	1.18%	0.25%	105%
(0.08)	12.71	32.85%	63.8	0.98%	0.69%	1.23%	0.45%	133%
(0.04)	9.64	14.74%	51.5	1.04%	0.81%	1.24%	0.61%	116%
(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%
(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%

(0.01)	29.65	5.60%	1,027.1	0.45%	0.43%	0.45%	0.43%	38%
(0.17)	28.08	10.99%	1,004.5	0.44%	0.54%	0.44%	0.54%	43%
(0.14)	25.46	36.14%	1,062.0	0.44%	0.66%	0.44%	0.66%	62%
(0.22)	18.81	19.18%	859.9	0.45%	1.16%	0.45%	1.16%	87%
(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%
(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%

(1.96)	18.05	7.02%	91.7	0.88%	(0.16)%	1.01%	(0.29)%	19%
(1.57)	18.72	8.51%	81.7	0.91%	(0.18)%	1.01%	(0.28)%	38%
—	18.79	38.84%	76.2	0.94%	(0.24)%	1.04%	(0.34)%	34%
—	13.54	18.66%	58.0	0.96%	0.02%	1.06%	(0.08)%	32%
—	11.41	(1.49)%	51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%
—	11.58	16.62%	61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%

(0.71)	16.28	1.23%	1,211.2	0.64%	1.42%	0.64%	1.42%	14%
(0.20)	16.79	9.03%	1,205.0	0.64%	1.34%	0.64%	1.34%	20%
(0.21)	15.58	31.82%	1,119.2	0.64%	1.42%	0.64%	1.42%	32%
(0.19)	12.00	17.57%	852.6	0.64%	1.84%	0.64%	1.84%	90%
—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%
(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%

(1.10)	11.80	4.61%	867.9	0.67%	1.63%	0.67%	1.63%	27%
(0.11)	12.33	5.29%	834.5	0.67%	1.21%	0.67%	1.21%	64%
(0.12)	11.81	29.60%	811.9	0.67%	1.02%	0.67%	1.02%	73%
(0.09)	9.22	14.90%	622.5	0.69%	1.35%	0.69%	1.35%	121%
—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%
(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%

(0.53)	28.54	1.11%	492.9	0.26%	1.73%	0.26%	1.73%	1%
(0.45)	28.75	13.25%	450.4	0.39%	1.65%	0.39%	1.65%	3%
(0.62)	25.80	31.81%	392.6	0.40%	1.71%	0.40%	1.71%	4%
(0.33)	20.11	15.54%	304.0	0.42%	1.89%	0.42%	1.89%	4%
(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%
(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
HIGH YIELD PORTFOLIO
Period Ended 6/30/2015 (unaudited)	$4.87	$0.14	$0.01	$0.15	$(0.14)	$—
Year Ended 12/31/2014	5.07	0.30	(0.20)	0.10	(0.30)	—
Year Ended 12/31/2013	5.05	0.32	0.02	0.34	(0.32)	—
Year Ended 12/31/2012	4.66	0.35	0.39	0.74	(0.35)	—
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
INCOME PORTFOLIO
Period Ended 6/30/2015 (unaudited)	10.50	0.19	(0.19)	—	(0.19)	(0.23)
Year Ended 12/31/2014	10.34	0.40	0.29	0.69	(0.40)	(0.13)
Year Ended 12/31/2013	10.77	0.40	(0.41)	(0.01)	(0.40)	(0.02)
Year Ended 12/31/2012	10.09	0.40	0.68	1.08	(0.40)	—
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
BOND INDEX PORTFOLIO
Period Ended 6/30/2015 (unaudited)	11.00	0.10	(0.09)	0.01	(0.10)	—
Year Ended 12/31/2014	10.56	0.24	0.44	0.68	(0.24)	—
Year Ended 12/31/2013	11.39	0.21	(0.48)	(0.27)	(0.21)	(0.35)
Year Ended 12/31/2012	11.21	0.23	0.32	0.55	(0.23)	(0.14)
Year Ended 12/31/2011	10.73	0.31	0.55	0.86	(0.31)	(0.07)
Year Ended 12/31/2010	10.13	0.33	0.60	0.93	(0.33)	—
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2015 (unaudited)	9.81	0.08	0.02	0.10	(0.08)	—
Year Ended 12/31/2014	9.82	0.17	(0.01)	0.16	(0.17)	—
Year Ended 12/31/2013	9.92	0.15	(0.10)	0.05	(0.15)	—
Year Ended 12/31/2012	9.67	0.17	0.24	0.41	(0.16)	—
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
MONEY MARKET PORTFOLIO
Period Ended 6/30/2015 (unaudited)	1.00	—	—	—	—	—
Year Ended 12/31/2014	1.00	—	—	—	—	—
Year Ended 12/31/2013	1.00	—	—	—	—	—
Year Ended 12/31/2012	1.00	—	—	—	—	—
Year Ended 12/31/2011	1.00	—	—	—	—	—
Year Ended 12/31/2010	1.00	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.14)	$4.88	3.08%	$864.7	0.45%	5.77%	0.45%	5.77%	23%
(0.30)	4.87	1.96%	855.8	0.44%	5.86%	0.44%	5.86%	42%
(0.32)	5.07	6.91%	921.9	0.44%	6.31%	0.44%	6.31%	53%
(0.35)	5.05	16.28%	904.9	0.44%	7.11%	0.44%	7.11%	57%
(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%
(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%

(0.42)	10.08	0.00%	1,380.1	0.44%	3.64%	0.44%	3.64%	49%
(0.53)	10.50	6.68%	1,392.3	0.44%	3.77%	0.44%	3.77%	87%
(0.42)	10.34	(0.07)%	1,417.6	0.44%	3.78%	0.44%	3.78%	115%
(0.40)	10.77	10.98%	1,575.9	0.44%	3.84%	0.44%	3.84%	132%
(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%
(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%

(0.10)	10.91	0.05%	153.7	0.48%	1.75%	0.48%	1.75%	205%
(0.24)	11.00	6.52%	150.0	0.47%	2.22%	0.47%	2.22%	407%
(0.56)	10.56	(2.47)%	152.0	0.46%	1.94%	0.46%	1.94%	384%
(0.37)	11.39	4.94%	185.5	0.46%	2.00%	0.46%	2.00%	401%
(0.38)	11.21	8.23%	164.5	0.46%	2.83%	0.46%	2.83%	415%
(0.33)	10.73	9.24%	161.4	0.46%	3.12%	0.46%	3.12%	387%

(0.08)	9.83	0.92%	1,015.1	0.44%	1.61%	0.44%	1.61%	40%
(0.17)	9.81	1.68%	1,018.3	0.44%	1.75%	0.44%	1.75%	102%
(0.15)	9.82	0.45%	1,082.5	0.44%	1.56%	0.44%	1.56%	114%
(0.16)	9.92	4.32%	1,200.0	0.43%	1.72%	0.44%	1.71%	107%
(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%
(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%

—	1.00	0.00%	131.8	0.19%	0.00%	0.55%	(0.36)%	N/A
—	1.00	0.00%	126.4	0.18%	0.00%	0.53%	(0.35)%	N/A
—	1.00	0.00%	146.6	0.22%	0.00%	0.52%	(0.30)%	N/A
—	1.00	0.00%	148.3	0.29%	0.00%	0.51%	(0.23)%	N/A
—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A
—	1.00	0.00%	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec. gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at www.thrivent.com or www.sec.gov where it is part of form N-CSRS.

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund’s prospectus.

2.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.17%
Less Expense Reimbursement[1]	(0.35)%
Net Annual Portfolio Operating Expenses	0.82%

[1]

The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Aggressive Allocation Portfolio	$84	$262	$455	$1,014

3.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.01%
Less Expense Reimbursement[1]	(0.29)%
Net Annual Portfolio Operating Expenses	0.72%

[1]

The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	$74	$230	$401	$894

4.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderate Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.87%
Less Expense Reimbursement[1]	(0.23)%
Net Annual Portfolio Operating Expenses	0.64%

[1]

The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderate Allocation Portfolio	$65	$205	$357	$798

5.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Conservative Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Expense Reimbursement[1]	(0.19)%
Net Annual Portfolio Operating Expenses	0.61%

[1]

The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Conservative Allocation Portfolio	$62	$195	$340	$762

6.	The following individuals were elected to the Board of Directors of the Fund: Janice B. Case, Richard L. Gady, Richard A. Hauser, Marc S. Joseph, Paul R. Laubscher, James A. Nussle, Douglas D. Sims, Constance L. Souders, Russell W. Swansen, and David S. Royal.

The date of this Supplement is August 19, 2015.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

with respect to

Thrivent Growth and Income Plus Portfolio

Thrivent Balanced Income Plus Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Opportunity Income Plus Portfolio

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Growth and Income Plus Portfolio, Thrivent Balanced Income Plus Portfolio, Thrivent Diversified Income Plus Portfolio, and Thrivent Opportunity Income Plus Portfolio (collectively, the “Portfolios”):

The Portfolio may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectus for the Portfolios:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

3.	The disclosure in “Exchange Traded Funds (ETFs)” under “More about Investment Strategies and Risks – Other Securities and Investment Practices” of the prospectus for the Portfolios is hereby deleted and replaced with the following:

Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.

Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Portfolio. The Portfolios may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.

4.	The following is hereby added under “More about Investment Strategies and Risks—Glossary of Principal Risks” in the prospectus of the Portfolios:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

The date of this Supplement is June 25, 2015.

Please include this Supplement with your Prospectus.

THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

Supplement to Prospectuses

dated April 30, 2015

A Special Meeting of shareholders of the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio and Thrivent Partner Technology Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on August 14, 2015, and the shareholders of each voted in favor of merging the Portfolios listed below effective August 21, 2015.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

As described in the prospectuses for Contracts offered by the Variable Accounts listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on August 21, 2015, the portion of any purchase payment or other transaction allocated to a Subaccount that invests in the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio will be automatically reallocated to the corresponding Subaccount that invests in the applicable Portfolio. As a result of these mergers, the shares of each of the above Portfolio’s that fund benefits under your variable contract automatically will be exchanged for an equal dollar value of shares of the corresponding Portfolio.

The date of this Supplement is August 19, 2015.

Please include this Supplement with your Prospectus.

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Toll-Free Telephone Number

800-847-4836

THRIVENT VARIABLE ANNUITY ACCOUNT I

Supplement to Prospectuses

dated April 30, 2015

1.	A Special Meeting of shareholders of the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio and Thrivent Partner Technology Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on August 14, 2015, and the shareholders of each voted in favor of merging the Portfolios listed below effective August 21, 2015.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

As described in the prospectus for Contracts offered by the Thrivent Variable Annuity Account I listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on August 21, 2015, the portion of any purchase payment or other transaction allocated to a Subaccount that invests in the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio will be automatically reallocated to the corresponding Subaccount that invests in the applicable Portfolio. As a result of these mergers, the shares of each of the above Portfolio’s that fund benefits under your variable contract automatically will be exchanged for an equal dollar value of shares of the corresponding Portfolio.

2.	Replace footnote number 11 in Notes to Fee and Expense Tables on page 8 with the following:

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 1.01% to 0.80%.

3.	Replace Example 2: Contract with the GLWB Rider on page 8 with the following:

	1 Year	3 Year	5 Year	10 Years
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$993	$1,577	$2,202	$3,991
Minimum Portfolio Expenses:	$974	$1,519	$2,105	$3,802
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$993	$1,577	$2,202	$3,991
Minimum Portfolio Expenses:	$974	$1,519	$2,105	$3,802
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$354	$1,137	$1,942	$4,021
Minimum Portfolio Expenses:	$333	$1,075	$1,842	$3,832

4.	Replace footnote number 10 in Notes to Fee and Expense Tables on page 84 with the following:

10 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 1.01% to 0.80%.

5.	Replace Example 2: Contract with the MADB plus the RPA on page 84 with the following:

	1 Year	3 Year	5 Year	10 Years
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$864	$1,341	$1,828	$3,420
Minimum Portfolio Expenses:	$844	$1,281	$1,728	$3,223
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$864	$1,341	$1,630	$3,420
Minimum Portfolio Expenses:	$844	$1,281	$1,528	$3,223
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$314	$950	$1,630	$3,420
Minimum Portfolio Expenses:	$293	$898	$1,528	$3,223

The date of this Supplement is August 19, 2015.

Please include this Supplement with your Prospectus.

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Toll-Free Telephone Number

800-847-4836

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We’re listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI, 54919-0001 or by calling us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

It’s your choice—email, U.S. mail or some of each?

Paperless delivery of documents provides faster access to important information. An email is sent to you when new documents are available.

Paperless delivery options:

•    Prospectuses

•    Annual and semiannual reports

•    Most billing and contribution notices

•    Most contract and account statements

•    Most life insurance statements

•    Confirmation activity statements

•    Annual privacy notice

•    Thrivent magazine

Go to the link (or scan the code) to learn more and access a “How to enroll” PDF.

23572SAR  R8-15

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	The summary schedule of investments for these portfolios; Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Index Portfolio, Income Portfolio and Limited Maturity Bond Portfolio, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said portfolios are filed under this Item.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value
Consumer Discretionary (7.2%)
24,160	Aaron’s, Inc.	$874,834
14,126	Amazon.com, Inc.[a,b]	6,131,955
2,710	AutoZone, Inc.[a]	1,807,299
7,200	Barnes & Noble, Inc.[a]	186,912
7,300	Bed Bath & Beyond, Inc.[a]	503,554
1,450	Big Lots, Inc.	65,235
7,550	Brinker International, Inc.	435,257
19,637	Brunswick Corporation	998,738
21,056	Burlington Stores, Inc.[a]	1,078,067
5,130	CBS Corporation	284,715
10,186	Cedar Fair, LP	555,035
5,500	Cheesecake Factory, Inc.	299,942
2,500	Columbia Sportswear Company	151,150
96,388	Comcast Corporation[b]	5,796,774
16,288	Core-Mark Holding Company, Inc.	965,064
19,428	Del Frisco’s Restaurant Group, Inc.[a]	361,944
11,087	Delphi Automotive plc	943,393
1,900	DeVry Education Group, Inc.	56,962
9,000	DISH Network Corporationa	609,390
7,901	Dollar Tree, Inc.[a]	624,100
2,150	Domino’s Pizza, Inc.	243,810
25,450	Ford Motor Company	382,004
4,900	Gap, Inc.	187,033
48,394	G-III Apparel Group, Ltd.[a]	3,404,518
8,750	Harley-Davidson, Inc.	493,062
6,951	Harman International Industries, Inc.	826,752
30,310	Home Depot, Inc.	3,368,350
24,070	Houghton Mifflin Harcourt Company[a]	606,564
1,100	Jack in the Box, Inc.	96,976
20,153	Jarden Corporation[a]	1,042,918
20,327	Kate Spade & Company[a]	437,844
23,340	Las Vegas Sands Corporation	1,226,984
7,150	Liberty Interactive Corporation[a]	198,413
7,406	Limited Brands, Inc.	634,916
4,562	Lithia Motors, Inc.	516,236
13,420	Lowe’s Companies, Inc.	898,737
11,900	Macy’s, Inc.	802,893
8,774	Marriott International, Inc.	652,698
1,000	Marriott Vacations Worldwide Corporation	91,750
20,995	MDC Partners, Inc.	413,602
1,900	Murphy USA, Inc.[a]	106,058
5,850	Nautilus, Inc.[a]	125,833
2,500	Newell Rubbermaid, Inc.	102,775
42,110	NIKE, Inc.	4,548,722
27,221	Nord Anglia Education, Inc.[a]	667,459
34,270	Nutrisystem, Inc.	852,638
4,114	O’Reilly Automotive, Inc.[a]	929,682
31,470	Oxford Industries, Inc.	2,752,051
8,410	Papa John’s International, Inc.	635,880
11,800	Papa Murphy’s Holdings, Inc.[a]	244,496
80	Priceline Group, Inc.[a]	92,110
6,199	PVH Corporation	714,125
1,859	Ralph Lauren Corporation	246,057
12,391	Red Robin Gourmet Burgers, Inc.[a]	1,063,396
4,427	Restoration Hardware Holdings, Inc.[a]	432,208
17,246	Ross Stores, Inc.	838,328
4,950	Scripps Networks Interactive, Inc.	323,582
82,100	Sirius XM Holdings, Inc.[a]	306,233
6,910	Skechers USA, Inc.[a]	758,649
86,190	Starbucks Corporation	4,621,077
8,441	Starwood Hotels & Resorts Worldwide, Inc.	684,481
18,700	Target Corporation	1,526,481
13,105	Tenneco, Inc.[a]	752,751
3,700	Tesla Motors, Inc.[a]	992,562
13,300	Time, Inc.	306,033
17,426	Toll Brothers, Inc.[a]	665,499
2,850	Tower International, Inc.[a]	74,243
5,088	Tractor Supply Company	457,615
65,760	Tuesday Morning Corporation[a]	740,786
1,939	Ulta Salon Cosmetics & Fragrance, Inc.[a]	299,479
5,740	Under Armour, Inc.[a]	478,946
7,835	Vail Resorts, Inc.	855,582
3,599	VF Corporation	250,994
6,150	Wyndham Worldwide Corporation	503,746
16,700	Yum! Brands, Inc.	1,504,336
16,820	Zoe’s Kitchen, Inc.[a]	688,611

	Total	70,399,884

Consumer Staples (1.4%)
32,200	Altria Group, Inc.	1,574,902
2,000	Archer-Daniels-Midland Company	96,440
9,700	Avon Products, Inc.	60,722
6,363	B&G Foods, Inc.	181,536
2,191	Boston Beer Company, Inc.[a]	508,290
12,500	Campbell Soup Company	595,625
6,700	Coca-Cola Company	262,841
1,300	Coca-Cola Enterprises, Inc.	56,472
9,600	CVS Health Corporation	1,006,848
2,900	Estee Lauder Companies, Inc.	251,314
12,976	Hain Celestial Group, Inc.[a]	854,599
4,000	Ingredion, Inc.	319,240
4,450	Keurig Green Mountain, Inc.	341,004
2,600	Kimberly-Clark Corporation	275,522
3,600	Molson Coors Brewing Company	251,316
9,470	Mondelez International, Inc.	389,596
5,519	Monster Beverage Corporation[a]	739,656
5,491	Philip Morris International, Inc.	440,214
2,000	Pilgrim’s Pride Corporation	45,940
5,600	Pinnacle Foods, Inc.	255,024
9,200	Reynolds American, Inc.	686,872
9,600	Sysco Corporation	346,560
6,380	TreeHouse Foods, Inc.[a]	516,972
4,300	Tyson Foods, Inc.	183,309
18,549	United Natural Foods, Inc.[a]	1,181,200
20,600	Wal-Mart Stores, Inc.	1,461,158
13,980	WhiteWave Foods Company[a]	683,342
2,433	Whole Foods Market, Inc.	95,958

	Total	13,662,472

Energy (6.4%)
7,900	Atwood Oceanics, Inc.	208,876
52,300	Baker Hughes, Inc.	3,226,910
60,250	Cameron International Corporation[a]	3,155,293
67,550	Canadian Natural Resources, Ltd.	1,834,658
16,260	Chevron Corporation	1,568,602
730	Cimarex Energy Company	80,526
264,746	Cobalt International Energy, Inc.[a]	2,570,684
17,587	Concho Resources, Inc.[a]	2,002,456
1,250	ConocoPhillips	76,762
4,420	Denbury Resources, Inc.	28,111
4,896	Diamondback Energy, Inc.[a]	369,060
600	Dril-Quip, Inc.[a]	45,150
550	Energen Corporation	37,565
1,000	Ensco plc	22,270
64,066	EOG Resources, Inc.	5,608,978
69,981	EQT Corporation	5,692,255
34,050	Exxon Mobil Corporation	2,832,960
3,400	FMC Technologies, Inc.[a]	141,066

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value
Energy (6.4%) - continued
4,900	Frank’s International NV	$92,316
2,650	Green Plains, Inc.	73,008
1,500	Gulfmark Offshore, Inc.	17,400
650	Gulfport Energy Corporation[a]	26,163
9,200	Halliburton Company	396,244
2,600	Helix Energy Solutions Group, Inc.[a]	32,838
6,540	Helmerich & Payne, Inc.	460,547
5,179	HollyFrontier Corporation	221,092
7,700	Kinder Morgan, Inc.	295,603
21,420	Laredo Petroleum Holdings, Inc.[a]	269,464
91,718	Marathon Oil Corporation	2,434,196
75,500	Marathon Petroleum Corporation	3,949,405
880	National Oilwell Varco, Inc.	42,486
1,500	Newfield Exploration Company[a]	54,180
1,380	Noble Energy, Inc.	58,898
110,434	Oasis Petroleum, Inc.[a]	1,750,379
1,075	Oceaneering International, Inc.	50,084
990	Oil States International, Inc.[a]	36,858
23,810	Patterson-UTI Energy, Inc.	447,985
153,100	Petroleo Brasileiro SA ADR[a]	1,385,555
45,025	Rex Energy Corporation[a]	251,690
12,770	Rice Energy, Inc.[a]	265,999
98,700	Rowan Companies plc	2,083,557
21,950	Schlumberger, Ltd.	1,891,870
7,262	SemGroup Corporation	577,184
4,654	SM Energy Company	214,642
77,125	Southwestern Energy Company[a]	1,753,051
109,010	Suncor Energy, Inc. ADR	2,999,955
7,420	Superior Energy Services, Inc.	156,117
430	Tesoro Corporation	36,296
74,900	Total SA ADR	3,682,833
63,252	Trinidad Drilling, Ltd.	204,594
21,316	U.S. Silica Holdings, Inc.	625,838
461,786	Weatherford International, Ltd.[a]	5,666,114
4,400	Western Refining, Inc.	191,928
7,332	Whiting Petroleum Corporation[a]	246,355
1,300	World Fuel Services Corporation	62,335

	Total	62,507,241

Financials (5.5%)
2,730	ACE, Ltd.	277,586
9,903	Affiliated Managers Group, Inc.[a]	2,164,796
8,100	Allied World Assurance Company Holdings AG	350,082
4,658	Allstate Corporation	302,164
11,480	American Assets Trust, Inc.	450,131
10,100	American Campus Communities, Inc.	380,669
11,700	American International Group, Inc.	723,294
9,086	Argo Group International Holdings, Ltd.	506,090
44,570	Assured Guaranty, Ltd.	1,069,234
48,220	Bank of America Corporation	820,704
21,322	Bank of the Ozarks, Inc.	975,482
29,700	BBCN Bancorp, Inc.	439,263
13,400	Berkshire Hathaway, Inc.[a]	1,823,874
8,700	Blackstone Group, LP	355,569
4,800	Boston Private Financial Holdings, Inc.	64,368
10,900	Brixmor Property Group, Inc.	252,117
3,550	Camden Property Trust	263,694
7,850	Capital One Financial Corporation	690,565
5,600	CBL & Associates Properties, Inc.	90,720
4,500	CBRE Group, Inc.[a]	166,500
9,900	Chambers Street Properties	78,705
9,500	Charles Schwab Corporation	310,175
55,431	Citigroup, Inc.	3,062,008
1,772	CNA Financial Corporation	67,708
52,380	CNO Financial Group, Inc.	961,173
9,200	Comerica, Inc.	472,144
10,250	Corporate Office Properties Trust	241,285
3,850	Digital Realty Trust, Inc.	256,718
5,100	Discover Financial Services	293,862
16,400	Duke Realty Corporation	304,548
21,900	Encore Capital Group, Inc.[a]	936,006
30,499	Essent Group, Ltd.[a]	834,148
19,883	Evercore Partners, Inc.	1,072,887
4,690	Extra Space Storage, Inc.	305,882
3,471	FelCor Lodging Trust, Inc.	34,293
12,300	First American Financial Corporation	457,683
21,918	First Republic Bank	1,381,492
18,100	Franklin Resources, Inc.	887,443
2,500	General Growth Properties, Inc.	64,150
3,850	Government Properties Income Trust	71,418
4,550	Green Dot Corporation[a]	86,996
63,182	Hanmi Financial Corporation	1,569,441
10,020	HCC Insurance Holdings, Inc.	769,937
7,600	Highwoods Properties, Inc.	303,620
7,300	Hospitality Properties Trust	210,386
45,598	Host Hotels & Resorts, Inc.	904,208
114,600	Huntington Bancshares, Inc.	1,296,126
13,269	Intercontinental Exchange, Inc.	2,967,081
12,930	Invesco, Ltd.	484,746
34,423	J.P. Morgan Chase & Company	2,332,502
27,142	Kennedy-Wilson Holdings, Inc.	667,422
26,200	KeyCorp	393,524
3,415	Lazard, Ltd.	192,060
14,500	Lexington Realty Trust	122,960
3,300	M&T Bank Corporation	412,269
7,900	MBIA, Inc.[a]	47,479
15,230	MetLife, Inc.	852,728
4,200	Mid-America Apartment Communities, Inc.	305,802
32,640	Morgan Stanley	1,266,106
6,300	MSCI, Inc.	387,765
10,600	NASDAQ OMX Group, Inc.	517,386
7,250	Northern Trust Corporation	554,335
31,519	PacWest Bancorp	1,473,828
17,910	Parkway Properties, Inc.	312,350
28,681	Pebblebrook Hotel Trust	1,229,841
16,230	Primerica, Inc.	741,549
4,800	Progressive Corporation	133,584
12,000	Ramco-Gershenson Properties Trust	195,840
6,350	Raymond James Financial, Inc.	378,333
10,430	Renasant Corporation	340,018
5,100	Retail Properties of America, Inc.	71,043
2,600	RLJ Lodging Trust	77,428
91,020	SLM Corporation[a]	898,367
750	Sovran Self Storage, Inc.	65,183
1,300	StanCorp Financial Group, Inc.	98,293
4,800	Store Capital Corporation	96,480
20,600	Summit Hotel Properties, Inc.	268,006
4,386	Sunstone Hotel Investors, Inc.	65,834
4,342	SVB Financial Group[a]	625,161
47,320	Synovus Financial Corporation	1,458,402
20,000	Talmer Bancorp, Inc.	335,000
11,809	TD Ameritrade Holding Corporation	434,807
26,073	Terreno Realty Corporation	513,638
4,550	Wells Fargo & Company	255,892
45,388	Western Alliance Bancorp[a]	1,532,299
8,900	Western Asset Mortgage Capital Corporation	131,453
2,200	Weyerhaeuser Company	69,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value
Financials (5.5%) - continued
34,379	Zions Bancorporation	$1,091,018

	Total	53,798,456

Health Care (7.5%)
1,200	Abaxis, Inc.	61,776
71,920	Abbott Laboratories	3,529,834
6,000	ABIOMED, Inc.[a]	394,380
19,669	Acadia Healthcare Company, Inc.[a]	1,540,673
1,900	Acceleron Pharma, Inc.[a]	60,116
34,090	Acorda Therapeutics, Inc.[a]	1,136,220
16,397	Actavis, Inc.[a]	4,975,834
13,000	Aetna, Inc.	1,656,980
19,350	Affymetrix, Inc.[a]	211,302
39,124	Akorn, Inc.[a]	1,708,154
20,680	Alexion Pharmaceuticals, Inc.[a]	3,738,324
21,978	Align Technology, Inc.[a]	1,378,240
21,300	Allscripts Healthcare Solutions, Inc.[a]	291,384
7,107	AmerisourceBergen Corporation	755,758
5,600	Amgen, Inc.	859,712
43,083	AMN Healthcare Services, Inc.[a]	1,360,992
1,000	AmSurg Corporation[a]	69,950
2,858	Anacor Pharmaceuticals, Inc.[a]	221,295
7,810	Baxter International, Inc.	546,153
8,082	BioMarin Pharmaceutical, Inc.[a]	1,105,456
3,500	Bruker Corporation[a]	71,435
2,958	C.R. Bard, Inc.	504,931
14,950	Cambrex Corporation[a]	656,903
3,300	Cardinal Health, Inc.	276,045
21,401	Cardiovascular Systems, Inc.[a]	566,056
22,422	Centene Corporation[a]	1,802,729
54,118	Cerner Corporation[a]	3,737,389
2,387	Cooper Companies, Inc.	424,814
10,126	Cyberonics, Inc.[a]	602,092
89,763	Depomed, Inc.[a]	1,926,314
1,900	Edwards Lifesciences Corporation[a]	270,617
16,141	Envision Healthcare Holdings, Inc.[a]	637,247
8,000	EXACT Sciences Corporation[a]	237,920
73,912	ExamWorks Group, Inc.[a]	2,889,959
3,900	Express Scripts Holding Company[a]	346,866
46,350	Gilead Sciences, Inc.	5,426,658
1,200	Greatbatch, Inc.[a]	64,704
10,150	HCA Holdings, Inc.[a]	920,808
3,300	Hill-Rom Holdings, Inc.	179,289
15,100	Hologic, Inc.[a]	574,706
2,650	Illumina, Inc.[a]	578,654
24,761	Impax Laboratories, Inc.[a]	1,137,025
16,200	Inogen, Inc.[a]	722,520
45,428	Ironwood Pharmaceuticals, Inc.[a]	547,862
1,752	Johnson & Johnson	170,750
4,200	Magellan Health Services, Inc.[a]	294,294
2,000	Medivation, Inc.[a]	228,400
6,454	Medtronic, Inc.	478,241
17,480	Merck & Company, Inc.	995,136
1,548	Mettler-Toledo International, Inc.[a]	528,580
10,165	Mylan NVa	689,797
17,122	Neurocrine Biosciences, Inc.[a]	817,747
37,571	NuVasive, Inc.[a]	1,780,114
4,390	Perrigo Company plc	811,404
44,400	Pfizer, Inc.	1,488,732
2,750	PharMerica Corporation[a]	91,575
1,550	Providence Service Corporation[a]	68,634
1,887	Puma Biotechnology, Inc.[a]	220,307
9,000	Quest Diagnostics, Inc.	652,680
1,650	Quintiles Transnational Holdings, Inc.[a]	119,807
8,600	Spectrum Pharmaceuticals, Inc.[a]	58,824
28,868	Team Health Holdings, Inc.[a]	1,885,946
29,607	Teleflex, Inc.	4,010,268
600	Thermo Fisher Scientific, Inc.	77,856
14,063	UnitedHealth Group, Inc.	1,715,686
9,154	Universal Health Services, Inc.	1,300,783
36,700	Veeva Systems, Inc.[a]	1,028,701
18,309	Vertex Pharmaceuticals, Inc.[a]	2,260,795
3,250	Waters Corporation[a]	417,235

	Total	72,898,368

Industrials (5.2%)
4,100	A.O. Smith Corporation	295,118
2,150	AAR Corporation	68,520
17,050	ADT Corporation	572,369
9,700	Allison Transmission Holdings, Inc.	283,822
9,400	AMETEK, Inc.	514,932
5,700	Applied Industrial Technologies, Inc.	226,005
2,700	Argan, Inc.	108,891
5,626	B/E Aerospace, Inc.	308,867
8,700	Boeing Company	1,206,864
3,307	Briggs & Stratton Corporation	63,693
9,550	Caterpillar, Inc.	810,031
19,160	CLARCOR, Inc.	1,192,518
8,800	Con-way, Inc.	337,656
17,300	CSX Corporation	564,845
12,630	Curtiss-Wright Corporation	914,917
86,070	Delta Air Lines, Inc.	3,535,756
29,304	EMCOR Group, Inc.	1,399,852
10,330	Esterline Technologies Corporation[a]	984,862
13,000	Expeditors International of Washington, Inc.	599,365
3,048	Fastenal Company	128,565
7,750	Federal Signal Corporation	115,552
9,600	Flowserve Corporation	505,536
4,300	Fluor Corporation	227,943
11,777	Fortune Brands Home and Security, Inc.	539,622
7,564	Generac Holdings, Inc.[a]	300,669
4,860	Graco, Inc.	345,206
31,478	Granite Construction, Inc.	1,117,784
13,134	H&E Equipment Services, Inc.	262,286
35,110	Healthcare Services Group, Inc.	1,160,386
11,050	Heico Corporation	644,215
19,698	HNI Corporation	1,007,553
4,965	Honeywell International, Inc.	506,281
4,050	Huntington Ingalls Industries, Inc.	455,990
35,387	Huron Consulting Group, Inc.[a]	2,480,275
40,800	Ingersoll-Rand plc	2,750,736
7,120	Jacobs Engineering Group, Inc.[a]	289,214
5,954	JB Hunt Transport Services, Inc.	488,764
9,600	KAR Auction Services, Inc.	359,040
39,180	Korn/Ferry International	1,362,289
7,240	Manpower, Inc.	647,111
4,650	Meritor, Inc.[a]	61,008
12,333	Middleby Corporation[a]	1,384,133
4,300	Mistras Group, Inc.[a]	81,614
7,183	Nielsen NV	321,583
6,120	Old Dominion Freight Line, Inc.[a]	419,863
36,737	On Assignment, Inc.[a]	1,443,029
13,075	Oshkosh Corporation	554,118
11,570	Pentair, Ltd.	795,437
23,835	PGT, Inc.[a]	345,846
7,200	PowerSecure International, Inc.[a]	106,272
39,180	Progressive Waste Solutions, Ltd.	1,051,983
18,280	Proto Labs, Inc.[a]	1,233,534
11,550	Raven Industries, Inc.	234,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value
Industrials (5.2%) - continued
40,783	Ritchie Brothers Auctioneers, Inc.	$1,138,661
15,542	Robert Half International, Inc.	862,581
2,798	Roper Industries, Inc.	482,543
16,390	Saia, Inc.[a]	643,963
31,321	Southwest Airlines Company	1,036,412
1,750	Spirit Aerosystems Holdings, Inc.[a]	96,443
13,541	Spirit Airlines, Inc.[a]	840,896
8,356	Stericycle, Inc.[a]	1,118,952
23,876	Swift Transportation Company[a]	541,269
11,876	Tennant Company	775,978
1,800	Toro Company	122,004
32,260	Union Pacific Corporation	3,076,636
4,792	United Rentals, Inc.[a]	419,875
2,200	Verisk Analytics, Inc.[a]	160,072
3,250	WABCO Holdings, Inc.[a]	402,090
18,796	WageWorks, Inc.[a]	760,298
4,602	Watsco, Inc.	569,451

	Total	50,765,256

Information Technology (10.6%)
21,619	A10 Networks, Inc.[a]	139,226
10,919	Agilent Technologies, Inc.	421,255
32,380	Alibaba Group Holding, Ltd. ADR[a]	2,663,903
3,200	Alliance Data Systems Corporation[a]	934,208
7,602	Ambarella, Inc.[a]	780,649
17,005	Amphenol Corporation	985,780
6,048	ANSYS, Inc.[a]	551,820
69,394	Apple, Inc.[b]	8,703,742
33,684	Applied Materials, Inc.	647,406
60,524	Applied Micro Circuits Corporation[a]	408,537
11,116	Applied Optoelectronics, Inc.[a]	192,974
13,790	Arista Networks, Inc.[a]	1,127,195
49,900	ARM Holdings plc ADR	2,458,573
19,623	Aspen Technology, Inc.[a]	893,828
70,200	Atmel Corporation	691,821
3,400	AVG Technologies NVa	92,514
2,585	Blackhawk Network Holdings, Inc.[a]	106,502
5,950	Booz Allen Hamilton Holding Corporation	150,178
22,730	Broadridge Financial Solutions, Inc.	1,136,727
31,550	Brocade Communications Systems, Inc.	374,814
16,879	Cardtronics, Inc.[a]	625,367
10,099	Cavium, Inc.[a]	694,912
5,950	CDW Corporation	203,966
13,980	Ciena Corporation[a]	331,046
87,150	Cisco Systems, Inc.	2,393,139
18,630	Cognex Corporation	896,103
4,500	Cognizant Technology Solutions Corporation[a]	274,905
6,400	Coherent, Inc.[a]	406,272
2,900	Comtech Telecommunications Corporation	84,245
16,279	Constant Contact, Inc.[a]	468,184
7,910	Cornerstone OnDemand, Inc.[a]	275,268
47,150	Corning, Inc.	930,270
4,860	Criteo SAa	231,676
15,885	Dealertrack Technologies, Inc.[a]	997,419
17,601	Demandware, Inc.[a]	1,251,079
10,930	DST Systems, Inc.	1,376,961
31,824	eBay, Inc.[a]	1,917,078
7,700	Electronic Arts, Inc.[a]	512,050
127,670	EMC Corporation	3,369,211
20,180	Envestnet, Inc.[a]	815,877
2,772	F5 Networks, Inc.[a]	333,610
84,300	Facebook, Inc.[a]	7,229,990
23,225	FARO Technologies, Inc.[a]	1,084,608
13,960	FEI Company	1,157,703
2,100	FleetCor Technologies, Inc.[a]	327,726
23,072	Fortinet, Inc.[a]	953,566
6,990	Gartner, Inc.[a]	599,602
6,123	Google, Inc., Class Aa	3,306,665
6,267	Google, Inc., Class Ca	3,262,036
42,954	Guidewire Software, Inc.[a]	2,273,555
31,619	HomeAway, Inc.[a]	983,983
6,947	IAC/InterActiveCorporation	553,398
6,108	Imperva, Inc.[a]	413,512
15,310	Juniper Networks, Inc.	397,601
5,426	Keysight Technologies, Inc.[a]	169,237
14,280	LinkedIn Corporation[a]	2,950,676
8,474	Manhattan Associates, Inc.[a]	505,474
16,800	MasterCard, Inc.	1,570,464
38,177	MaxLinear, Inc.[a]	461,942
18,660	Microsemi Corporation[a]	652,167
12,320	Microsoft Corporation	543,928
11,159	Monolithic Power Systems, Inc.	565,873
29,370	National Instruments Corporation	865,240
21,900	NetApp, Inc.	691,164
3,527	Newport Corporation[a]	66,872
4,781	Nice Systems, Ltd. ADR	304,024
73,349	NVIDIA Corporation	1,475,048
11,150	NXP Semiconductors NVa	1,094,930
15,150	Oracle Corporation	610,545
2,170	Palo Alto Networks, Inc.[a]	379,099
11,826	Plantronics, Inc.	665,922
5,050	Polycom, Inc.[a]	57,772
10,050	Progress Software Corporation[a]	276,375
25,416	Proofpoint, Inc.[a]	1,618,237
21,116	QLIK Technologies, Inc.[a]	738,215
11,150	QUALCOMM, Inc.[b]	698,325
7,950	Red Hat, Inc.[a]	603,644
45,820	Salesforce.com, Inc.[a]	3,190,447
3,594	Samsung Electronics Company, Ltd. GDR	2,050,377
7,941	ServiceNow, Inc.[a]	590,096
4,329	Skyworks Solutions, Inc.	450,649
5,469	Sonus Networks, Inc.[a]	37,845
8,050	Symantec Corporation	187,163
5,392	Synopsys, Inc.[a]	273,105
8,800	Teradata Corporation[a]	325,600
20,301	Teradyne, Inc.	391,606
9,730	Texas Instruments, Inc.	501,192
12,674	Textura Corporation[a]	352,717
1,900	Total System Services, Inc.	79,363
4,322	Tyler Technologies, Inc.[a]	559,180
7,086	Ultimate Software Group, Inc.[a]	1,164,513
6,800	Vantiv, Inc.[a]	259,692
20,220	Veeco Instruments, Inc.[a]	581,123
66,098	Virtusa Corporation[a]	3,397,437
87,960	Visa, Inc.	5,906,514
2,500	WebMD Health Corporation[a]	110,700
56,650	Xerox Corporation	602,756

	Total	102,971,483

Materials (1.7%)
5,950	Agnico Eagle Mines, Ltd.	168,802
4,710	Airgas, Inc.	498,224
36,450	Alcoa, Inc.	406,417
9,400	Avery Dennison Corporation	572,836
3,080	Balchem Corporation	171,618
5,900	Ball Corporation	413,885
35,600	Barrick Gold Corporation	379,496

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (46.3%)	Value
Materials (1.7%) - continued
8,900	Berry Plastics Group, Inc.[a]	$288,360
7,617	Celanese Corporation	547,510
38,694	Chemtura Corporation[a]	1,095,427
850	Compass Minerals International, Inc.	69,819
9,200	Crown Holdings, Inc.[a]	486,772
6,590	Dow Chemical Company	337,210
7,320	Eagle Materials, Inc.	558,736
4,100	Eastman Chemical Company	335,462
20,300	Eldorado Gold Corporation	84,042
6,150	Ferro Corporation[a]	103,197
9,055	FMC Corporation	475,840
4,600	Franco-Nevada Corporation	219,190
30,650	Freeport-McMoRan, Inc.	570,703
24,750	Goldcorp, Inc.	400,950
50,318	Graphic Packaging Holding Company	700,930
41,480	Horsehead Holding Corporation[a]	486,146
1,550	Innophos Holdings, Inc.	81,592
17,750	International Paper Company	844,722
33,600	Kinross Gold Corporation[a]	77,952
850	LyondellBasell Industries NV	87,992
1,750	Martin Marietta Materials, Inc.	247,642
6,300	MeadWestvaco Corporation	297,297
15,050	Newmont Mining Corporation	351,568
6,280	Nucor Corporation	276,760
19,050	Owens-Illinois, Inc.[a]	437,007
4,000	Packaging Corporation of America	249,960
22,343	PolyOne Corporation	875,175
5,700	Rock-Tenn Company	343,140
2,050	Royal Gold, Inc.	126,260
7,700	Sealed Air Corporation	395,626
1,200	Silgan Holdings, Inc.	63,312
19,318	Silver Wheaton Corporation	334,974
1,450	Sonoco Products Company	62,147
2,600	Southern Copper Corporation	76,466
24,220	Steel Dynamics, Inc.	501,717
20,550	Teck Resources, Ltd.	203,651
3,750	Vulcan Materials Company	314,737
4,500	Westlake Chemical Corporation	308,655
27,100	Yamana Gold, Inc.	81,300

	Total	16,011,224

Telecommunications Services (0.2%)
3,175	Level 3 Communications, Inc.[a]	167,227
6,254	SBA Communications Corporation[a]	719,022
10,658	Verizon Communications, Inc.	496,770
17,350	Vonage Holdings Corporation[a]	85,189

	Total	1,468,208

Utilities (0.6%)
2,800	AGL Resources, Inc.	130,368
2,400	Atmos Energy Corporation	123,072
10,800	Dynegy, Inc.[a]	315,900
6,050	Edison International, Inc.	336,259
4,400	Entergy Corporation	310,200
9,320	Laclede Group, Inc.	485,199
5,290	NiSource, Inc.	241,171
9,150	NorthWestern Corporation	446,063
8,900	NRG Energy, Inc.	203,632
2,400	OGE Energy Corporation	68,568
14,290	PG&E Corporation	701,639
9,000	Portland General Electric Company	298,440
9,400	Public Service Enterprise Group, Inc.	369,232
13,700	Southern Company	574,030
3,800	Westar Energy, Inc.	130,036
13,250	Wisconsin Energy Corporation	595,852

	Total	5,329,661

	Total Common Stock (cost $375,361,455)	449,812,253

	Mutual Funds (38.7%)
Affiliated Equity Mutual Funds (34.6%)
773,662	Thrivent Partner Small Cap Value Portfolio	20,068,865
1,990,971	Thrivent Small Cap Stock Portfolio	34,089,610
1,931,714	Thrivent Partner Mid Cap Value Portfolio	30,703,430
2,971,037	Thrivent Mid Cap Stock Portfolio	50,190,019
11,767,231	Thrivent Partner Worldwide Allocation Portfolio	112,352,343
2,929,577	Thrivent Large Cap Value Portfolio	47,706,108
3,449,494	Thrivent Large Cap Stock Portfolio	40,690,227

	Total	335,800,602

Affiliated Fixed Income Mutual Funds (2.5%)
1,455,207	Thrivent High Yield Portfolio	7,103,882
455,080	Thrivent Opportunity Income Plus Portfolio	4,601,678
443,652	Thrivent Income Portfolio	4,473,520
851,313	Thrivent Limited Maturity Bond Portfolio	8,365,089

	Total	24,544,169

Equity Mutual Funds (1.6%)
26,990	Materials Select Sector SPDR Fund	1,306,046
17,860	Market Vectors Oil Service ETF	623,314
86,500	SPDR Euro Stoxx 50 ETF	3,237,695
21,132	SPDR S&P 500 ETF Trust	4,350,022
32,465	iShares Russell 2000 Growth Index Fund	5,018,440
7,500	iShares Russell 2000 Index Fund	936,450

	Total	15,471,967

	Total Mutual Funds (cost $354,179,186)	375,816,738

Principal Amount	Long-Term Fixed Income (2.4%)
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$ 650,000	6.011%, 5/25/2036[c]	456,962

	Total	456,962

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
34,867	0.637%, 12/25/2035[d]	18,259
	Residential Asset Securitization Trust
48,251	0.567%, 8/25/2037[d]	16,803
	Sequoia Mortgage Trust
139,082	2.770%, 9/20/2046	110,855
	WaMu Mortgage Pass Through Certificates
64,390	2.246%, 9/25/2036	57,968
93,665	2.281%, 10/25/2036	83,516

	Total	287,401

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015 (unaudited)

(unaudited)

Principal Amount	Long-Term Fixed Income (2.4%)	Value
Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
$47	3.214%, 1/16/2040	$47

	Total	47

Mortgage-Backed Securities (1.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 7/1/2030[e]	905,844
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 7/1/2045[e]	925,330
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	3.500%, 7/1/2030[e]	949,176
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,825,000	3.500%, 7/1/2045[e]	1,880,748
3,800,000	3.500%, 8/1/2045[e]	3,905,984
1,675,000	4.000%, 8/1/2045[e]	1,770,704
1,575,000	4.500%, 8/1/2045[e]	1,700,262

	Total	12,038,048

U.S. Government and Agencies (1.1%)
	Federal National Mortgage Association
665,000	0.875%, 5/21/2018	661,020
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	200,757
	U.S. Treasury Notes
225,000	0.625%, 10/15/2016	225,597
400,000	0.875%, 11/15/2017	400,750
825,000	1.500%, 10/31/2019	825,451
1,425,000	1.875%, 6/30/2020	1,441,476
250,000	2.125%, 9/30/2021	252,500
250,000	1.625%, 8/15/2022	242,344
2,100,000	2.250%, 11/15/2024	2,087,203
2,800,000	3.625%, 2/15/2044	3,078,468
	U.S. Treasury Notes, TIPS
1,330,498	0.125%, 4/15/2018	1,351,391

	Total	10,766,957

	Total Long-Term Fixed Income (cost $23,361,585)	23,549,415

Shares or Principal Amount	Short-Term Investments (13.0%)[f]
	Federal Home Loan Bank Discount Notes
2,000,000	0.080%, 7/6/2015	$1,999,978
9,000,000	0.080%, 7/8/2015	8,999,861
3,000,000	0.065%, 7/10/2015	2,999,951
9,500,000	0.070%, 7/15/2015	9,499,741
8,000,000	0.078%, 7/17/2015	7,999,724
5,000,000	0.080%, 7/22/2015	4,999,767
3,000,000	0.070%, 7/24/2015	2,999,866
10,500,000	0.077%, 7/29/2015	10,499,370
9,500,000	0.082%, 7/31/2015	9,499,351
1,000,000	0.065%, 8/5/2015	999,937
4,000,000	0.050%, 8/7/2015	3,999,795
12,500,000	0.093%, 8/12/2015	12,498,638
29,000,000	0.075%, 8/21/2015[b]	28,996,933
6,000,000	0.065%, 8/26/2015	5,999,393
9,000,000	0.085%, 9/4/2015	8,998,619
3,000,000	0.090%, 9/9/2015	2,999,475
	Federal National Mortgage Association Discount Notes
2,000,000	0.128%, 8/12/2015[b]	1,999,702

	Total Short-Term Investments (at amortized cost)	125,990,101

	Total Investments (cost $878,892,327) 100.4%	$975,168,507

	Other Assets and Liabilities, Net (0.4%)	(3,693,067)

	Total Net Assets 100.0%	$971,475,440

a	Non-income producing security.
b	At June 30, 2015, $17,252,334 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$ 805,409	3.750%, 2/1/2020	$803,999
	Fortescue Metals Group, Ltd., Term Loan
1,021,309	3.750%, 6/30/2019	904,788
	Ineos US Finance, LLC, Term Loan
1,354,704	3.750%, 12/15/2020	1,344,828
	NewPage Corporation, Term Loan
1,371,009	9.500%, 2/11/2021	1,099,549
	Tronox Pigments BV, Term Loan
329,160	0.000%, 3/19/2020[b,c]	328,956
	Wausau Paper Corporation, Term Loan
790,100	6.500%, 7/30/2020	786,150

	Total	5,268,270

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,073,333	3.750%, 10/9/2019	1,059,112
	Berry Plastics Group, Inc., Term Loan
1,793,713	3.500%, 2/8/2020	1,784,134
	Silver II Borrower, Term Loan
448,533	4.000%, 12/13/2019	432,161

	Total	3,275,407

Communications Services (0.6%)
	Atlantic Broadband Penn, LLC, Term Loan
562,842	3.250%, 11/30/2019	560,090
	Birch Communication, Inc., Term Loan
1,408,715	7.750%, 7/17/2020	1,408,715
	Cable & Wireless Communications plc, Term Loan
217,044	5.500%, 4/28/2017	216,772
	Cengage Learning Acquisitions, Term Loan
2,520,396	7.000%, 3/31/2020	2,520,396
	Charter Communications Operating, LLC, Term Loan
240,100	3.000%, 7/1/2020	237,200
	Clear Channel Communications, Inc., Term Loan
449,628	7.687%, 7/30/2019	419,589
	Fairpoint Communications, Term Loan
1,197,438	7.500%, 2/14/2019	1,206,047
	Grande Communications Networks, LLC, Term Loan
730,112	4.500%, 5/29/2020	725,096
	Hargray Communications Group, Inc., Term Loan
1,436,210	5.250%, 6/26/2019	1,442,041
	iHeartCommunications, Inc., Term Loan
1,398,024	6.937%, 1/30/2019	1,289,048
	IMG Worldwide, Inc., Term Loan
478,791	Zero Coupon, 5/6/2021[b,c]	477,355
	Integra Telecom Holdings, Inc., Term Loan
220,520	9.750%, 2/21/2020	218,683
728,275	5.250%, 8/14/2020	722,631
	Intelsat Jackson Holdings SA, Term Loan
1,097,851	3.750%, 6/30/2019	1,088,475
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,554,518
	Level 3 Financing, Inc., Term Loan
640,000	3.500%, 5/31/2022	635,066
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
935,000	4.500%, 1/7/2022	925,650
1,830,000	4.500%, 1/7/2022	1,823,906
	LTS Buyer, LLC, Term Loan
543,900	4.000%, 4/13/2020	540,332
39,215	8.000%, 4/12/2021	38,953
	Mediacom Broadband, LLC, Term Loan
622,400	4.000%, 1/20/2020	620,844
	NEP Broadcasting, LLC, Term Loan
68,571	10.000%, 7/22/2020	67,714
	NEP/NCP Holdco, Inc., Term Loan
1,798,876	4.250%, 1/22/2020	1,769,644
	NTelos, Inc., Term Loan
359,825	5.750%, 11/9/2019	314,847
	SBA Senior Finance II, LLC, Term Loan
540,000	3.250%, 6/10/2022	533,590
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	893,522
	TNS, Inc., Term Loan
644,920	5.000%, 2/14/2020	644,649
	Univision Communications, Inc., Term Loan
1,663,080	4.000%, 3/1/2020	1,648,229
	Virgin Media Investment Holdings, Ltd., Term Loan
1,013,348	3.500%, 6/30/2023	1,002,374
	WideOpenWest Finance, LLC, Term Loan
1,593,407	4.500%, 4/1/2019	1,589,200
	XO Communications, LLC, Term Loan
296,250	4.250%, 3/20/2021	295,572
	Yankee Cable Acquisition, LLC, Term Loan
912,377	4.250%, 3/1/2020	912,377
	Zayo Group, LLC, Term Loan
1,454,615	3.750%, 7/2/2019	1,441,073

	Total	29,784,198

Consumer Cyclical (0.3%)
	Amaya Gaming Group, Inc., Term Loan
1,027,238	5.000%, 8/1/2021	1,025,440
	Burlington Coat Factory Warehouse Corporation, Term Loan
838,516	4.250%, 8/13/2021	837,854
	Ceridian HCM Holding, Inc., Term Loan
347,253	4.500%, 9/15/2020	343,565
	Chrysler Group, LLC, Term Loan
815,878	3.500%, 5/24/2017	813,748
	Golden Nugget, Inc., Delayed Draw
146,198	5.500%, 11/21/2019	147,294

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Golden Nugget, Inc., Term Loan
$ 341,128	5.500%, 11/21/2019	$343,686
	Hilton Worldwide Finance, LLC, Term Loan
746,360	3.500%, 10/26/2020	746,479
	J.C. Penney Corporation, Inc., Term Loan
362,600	6.000%, 5/22/2018	361,563
	Las Vegas Sands, LLC, Term Loan
4,629,500	3.250%, 12/19/2020	4,604,593
	Marina District Finance Company, Inc., Term Loan
2,508,767	6.500%, 8/15/2018	2,529,163
	MGM Resorts International, Term Loan
760,500	3.500%, 12/20/2019	754,606
	Mohegan Tribal Gaming Authority, Term Loan
1,477,500	5.500%, 11/19/2019	1,468,960
	Rite Aid Corporation, Term Loan
365,000	5.750%, 8/21/2020	368,424
	ROC Finance, LLC, Term Loan
1,331,287	5.000%, 6/20/2019	1,304,103
	Scientific Games International, Inc., Term Loan
409,799	6.000%, 10/18/2020	409,521
279,749	Zero Coupon, 10/1/2021[b,c]	279,436
	Seminole Indian Tribe of Florida, Term Loan
387,550	3.000%, 4/29/2020	386,969

	Total	16,725,404

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
1,076,436	5.375%, 3/21/2019	1,079,935
	Catalina Marketing Corporation, Term Loan
301,950	4.500%, 4/9/2021	265,716
	CHS/Community Health Systems, Inc., Term Loan
215,538	3.534%, 12/31/2018	215,351
202,279	3.750%, 1/27/2021	202,220
372,188	4.000%, 1/27/2021	372,568
	Endo Luxembourg Finance I Co Sarl, Term Loan
735,000	0.000%, 6/24/2022[b,c]	736,382
	JBS USA, LLC, Term Loan
804,656	3.750%, 5/25/2018	801,638
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,107,718	4.750%, 3/22/2019	1,109,567
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,991,100	4.750%, 6/30/2021[b,c]	1,949,864
	Roundy’s Supermarkets, Inc., Term Loan
1,495,632	5.750%, 3/3/2021	1,443,285
	Supervalu, Inc., Term Loan
1,098,274	4.500%, 3/21/2019	1,099,526
	Visant Corporation, Term Loan
1,964,799	7.000%, 9/23/2021	1,892,750

	Total	11,168,802

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
569,622	4.250%, 6/8/2022	564,462
	Arch Coal, Inc., Term Loan
3,170,480	6.250%, 5/16/2018	2,157,924
	Energy Solutions, LLC, Term Loan
567,404	6.750%, 5/29/2020	568,351
	Expro Holdings UK 2, Ltd., Term Loan
446,625	5.750%, 9/2/2021	392,052
	Fieldwood Energy, LLC, Term Loan
96,059	8.375%, 9/30/2020	73,365
	Houston Fuel Oil Terminal, LLC, Term Loan
947,838	4.250%, 8/19/2021	900,446
	McJunkin Red Man Corporation, Term Loan
413,813	5.000%, 11/8/2019	410,192
	Offshore Group Investment, Ltd., Term Loan
982,387	5.750%, 3/28/2019	595,572
	Pacific Drilling SA, Term Loan
485,100	4.500%, 6/3/2018	389,293
	Targa Resources Partners, LP, Term Loan
111,628	5.750%, 2/27/2022	112,465

	Total	6,164,122

Financials (0.1%)
	DJO Finance, LLC, Term Loan
550,000	4.250%, 6/7/2020	549,659
	GEO Group, Inc., Term Loan
241,080	3.250%, 4/3/2020	240,677
	Harland Clarke Holdings Corporation, Term Loan
721,875	6.000%, 8/4/2019	722,777
	MoneyGram International, Inc., Term Loan
957,950	4.250%, 3/27/2020	909,258
	WaveDivision Holdings, LLC, Term Loan
1,447,875	4.000%, 10/15/2019	1,446,065

	Total	3,868,436

Technology (0.2%)
	First Data Corporation, Term Loan
1,540,000	3.687%, 3/23/2018	1,533,670
640,000	3.687%, 9/24/2018	637,715
	Freescale Semiconductor, Inc., Term Loan
870,075	4.250%, 2/28/2020	870,319
591,465	5.000%, 1/15/2021	593,068
	Infor US, Inc., Term Loan
1,192,478	3.750%, 6/3/2020	1,175,092
	Merrill Communications, LLC, Term Loan
4,060,000	6.250%, 6/1/2022	4,039,700
	SS&C European Holdings SARL, Term Loan
306,054	0.000%, 6/29/2022[b,c]	305,864
68,946	0.000%, 6/29/2022[b,c]	68,904

	Total	9,224,332

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Transportation (0.1%)
	American Airlines, Inc., Term Loan
$ 1,031,625	3.500%, 6/27/2020	$1,020,669
	Delta Air Lines, Inc., Term Loan
1,216,774	3.250%, 4/20/2017	1,213,221
	OSG Bulk Ships, Inc., Term Loan
742,500	5.250%, 8/5/2019	742,040
	United Airlines, Inc., Term Loan
601,163	3.250%, 4/1/2019	598,908
129,025	3.750%, 9/15/2021	128,945

	Total	3,703,783

Utilities (<0.1%)
	Calpine Corporation, Term Loan
1,244,800	4.000%, 10/9/2019	1,243,244
180,763	3.500%, 5/27/2022	179,001
	Intergen NV, Term Loan
480,200	5.500%, 6/15/2020	459,191

	Total	1,881,436

	Total Bank Loans (cost $93,415,332)	91,064,190

Shares	Mutual Funds (41.5%)
Affiliated Equity Mutual Funds (34.0%)
3,801,388	Thrivent Partner Small Cap Value Portfolio	98,608,392
5,277,294	Thrivent Small Cap Stock Portfolio	90,358,355
8,634,885	Thrivent Partner Mid Cap Value Portfolio	137,246,322
16,750,392	Thrivent Mid Cap Stock Portfolio	282,966,044
48,917,066	Thrivent Partner Worldwide Allocation Portfolio	467,055,258
20,124,267	Thrivent Large Cap Value Portfolio	327,709,608
24,425,365	Thrivent Large Cap Stock Portfolio	288,121,608

	Total	1,692,065,587

Affiliated Fixed Income Mutual Funds (6.0%)
25,048,658	Thrivent High Yield Portfolio	122,280,033
13,604,578	Thrivent Income Portfolio	137,180,402
3,830,554	Thrivent Limited Maturity Bond Portfolio	37,639,405

	Total	297,099,840

Equity Mutual Funds (0.9%)
14,850	iShares Russell 2000 Index Fund[d]	1,854,171
6,700	iShares MSCI EAFE Index Fund	425,383
35,380	Market Vectors Oil Service ETF[d]	1,234,762
53,460	Materials Select Sector SPDR Fund	2,586,929
95,854	SPDR S&P 500 ETF Trust	19,731,546
51,506	iShares Russell 2000 Growth Index Fund[d]	7,961,798
325,000	SPDR Euro Stoxx 50 ETF	12,164,750

	Total	45,959,339

Fixed Income Mutual Funds (0.6%)
33,500	iShares Intermediate Credit Bond ETF	3,646,810
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,686,550
186,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	21,593,352

	Total	28,926,712

	Total Mutual Funds (cost $1,831,584,800)	2,064,051,478

	Common Stock (29.4%)
Consumer Discretionary (4.4%)
51,710	Aaron’s, Inc.	1,872,419
600	ABC-MART, Inc.	36,721
3,600	Aisin Seiki Company, Ltd.	153,069
53,072	Amazon.com, Inc.[e]	23,038,024
10,160	AutoZone, Inc.[e]	6,775,704
25,250	Barnes & Noble, Inc.[e]	655,490
800	Bayerische Motoren Werke AG	67,739
26,200	Bed Bath & Beyond, Inc.[e]	1,807,276
4,000	Berkeley Group Holdings plc	210,194
5,200	Big Lots, Inc.	233,948
1,000	Brembo SPA	42,660
1,200	Bridgestone Corporation	44,355
26,750	Brinker International, Inc.	1,542,137
28,378	Brunswick Corporation	1,443,305
30,371	Burlington Stores, Inc.[e]	1,554,995
31,450	CBS Corporation	1,745,475
20,175	Cedar Fair, LP	1,099,336
16,500	Cheesecake Factory, Inc.	899,827
1,600	Chiyoda Company, Ltd.	37,553
9,000	Columbia Sportswear Company	544,140
393,326	Comcast Corporation	23,654,626
23,546	Core-Mark Holding Company, Inc.	1,395,101
15,500	Crown Resorts, Ltd.	145,638
700	Daiichikosho Company, Ltd.	24,636
27,958	Del Frisco’s Restaurant Group, Inc.[e]	520,858
47,244	Delphi Automotive plc	4,019,992
6,800	DeVry Education Group, Inc.	203,864
26,650	DISH Network Corporation[e]	1,804,471
24,290	Dollar Tree, Inc.[e]	1,918,667
6,620	Domino’s Pizza, Inc.	750,708
17,800	EDION Corporation[d]	126,019
4,600	Electrolux AB	144,132
102,680	Enterprise Inns plc[e]	200,149
90,450	Ford Motor Company	1,357,654
17,400	Gap, Inc.	664,158
79,824	G-III Apparel Group, Ltd.[e]	5,615,618
12,000	Gunze, Ltd.	32,823
10,900	Hakuhodo Dy Holdings, Inc.	116,569
54,950	Harley-Davidson, Inc.	3,096,432
21,346	Harman International Industries, Inc.	2,538,893
6,700	Haseko Corporation	78,920
6,100	Heiwa Corporation	121,427
113,620	Home Depot, Inc.	12,626,591
11,300	Honda Motor Company, Ltd.	365,214
47,670	Houghton Mifflin Harcourt Company[e]	1,201,284
300	Hugo Boss AG	33,539
5,900	Informa plc	50,672
4,000	Jack in the Box, Inc.	352,640
61,699	Jarden Corporation[e]	3,192,923
6,800	JM AB	185,332
29,329	Kate Spade & Company[e]	631,747
48,914	Kongsberg Automotive ASA[e]	33,977
87,567	Las Vegas Sands Corporation	4,603,397
25,400	Liberty Interactive Corporation[e]	704,850
22,559	Limited Brands, Inc.	1,933,983
6,512	Lithia Motors, Inc.	736,898
84,210	Lowe’s Companies, Inc.	5,639,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

Moderately Aggresive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (4.4%) - continued
9,000	Luk Fook Holdings International, Ltd.	$26,503
42,200	Macy’s, Inc.	2,847,234
26,981	Marriott International, Inc.	2,007,117
3,500	Marriott Vacations Worldwide Corporation	321,125
34,900	Marston’s plc	88,121
41,582	MDC Partners, Inc.	819,165
6,700	Murphy USA, Inc.[e]	373,994
20,900	Nautilus, Inc.[e]	449,559
8,800	Newell Rubbermaid, Inc.	361,768
158,170	NIKE, Inc.	17,085,523
7,500	NOK Corporation	232,379
39,349	Nord Anglia Education, Inc.[e]	964,837
67,880	Nutrisystem, Inc.	1,688,854
12,827	O’Reilly Automotive, Inc.[e]	2,898,645
52,340	Oxford Industries, Inc.	4,577,133
16,660	Papa John’s International, Inc.	1,259,663
17,100	Papa Murphy’s Holdings, Inc.[d,e]	354,312
10,200	Persimmon plc	316,463
3,500	Premier Investments, Ltd.	34,414
200	Priceline Group, Inc.[e]	230,274
18,954	PVH Corporation	2,183,501
5,832	Ralph Lauren Corporation	771,924
17,958	Red Robin Gourmet Burgers, Inc.[e]	1,541,156
6,398	Restoration Hardware Holdings, Inc.[d,e]	624,637
52,884	Ross Stores, Inc.	2,570,691
14,850	Scripps Networks Interactive, Inc.	970,745
3,200	SES SA	107,578
3,300	SHOWA Corporation	32,838
291,400	Sirius XM Holdings, Inc.[e]	1,086,922
9,956	Skechers USA, Inc.[e]	1,093,069
5,118	Slater & Gordon, Ltd.	13,964
323,780	Starbucks Corporation	17,359,465
25,880	Starwood Hotels & Resorts Worldwide, Inc.	2,098,609
11,400	Sumitomo Forestry Company, Ltd.	140,586
2,500	Sumitomo Rubber Industries, Ltd.	38,726
66,400	Target Corporation	5,420,232
18,938	Tenneco, Inc.[e]	1,087,799
14,400	Tesla Motors, Inc.[d,e]	3,862,944
39,700	Time, Inc.	913,497
52,467	Toll Brothers, Inc.[e]	2,003,715
10,250	Tower International, Inc.[e]	267,013
15,615	Tractor Supply Company	1,404,413
130,259	Tuesday Morning Corporation[e]	1,467,368
12,000	UBM plc	100,827
5,922	Ulta Salon Cosmetics & Fragrance, Inc.[e]	914,653
17,572	Under Armour, Inc.[e]	1,466,208
11,354	Vail Resorts, Inc.	1,239,857
806	Valora Holding AG	158,352
10,866	VF Corporation	757,795
6,000	Wacoal Holdings Corporation	70,120
6,400	WH Smith plc	153,483
7,800	WPP plc	175,079
22,050	Wyndham Worldwide Corporation	1,806,116
59,300	Yum! Brands, Inc.	5,341,744
26,860	Zoe’s Kitchen, Inc.[d,e]	1,099,648

	Total	221,910,670

Consumer Staples (1.0%)
1,800	AarhusKarlshamn AB	106,611
114,400	Altria Group, Inc.	5,595,304
7,000	Archer-Daniels-Midland Company	337,540
34,600	Avon Products, Inc.[d]	216,596
4,900	Axfood AB	78,223
9,196	B&G Foods, Inc.	262,362
1,573	Bakkafrost PF	41,946
3,189	Boston Beer Company, Inc.[e]	739,816
10,473	Britvic plc	117,995
44,600	Campbell Soup Company	2,125,190
400	Carlsberg AS	36,242
400	Casino Guichard Perrachon SA	30,361
24,100	Coca-Cola Company	945,443
4,600	Coca-Cola Enterprises, Inc.	199,824
2,200	Coca-Cola HBC AGe	47,214
855	Cranswick plc	21,441
60,400	CVS Health Corporation	6,334,752
10,400	Estee Lauder Companies, Inc.	901,264
21	Greencore Group plc	104
39,866	Hain Celestial Group, Inc.[e]	2,625,575
1,500	Henkel AG & Company KGaA	143,034
11,900	Ingredion, Inc.	949,739
8,664	J Sainsbury plc	36,066
13,350	Keurig Green Mountain, Inc.	1,023,011
16,170	Kimberly-Clark Corporation	1,713,535
19,700	Koninklijke Ahold NV	369,822
900	KOSE Corporation	74,019
200	Milbon Company, Ltd.	6,364
10,650	Molson Coors Brewing Company	743,477
59,060	Mondelez International, Inc.	2,429,728
16,988	Monster Beverage Corporation[e]	2,276,732
8,600	Nestle SA	620,495
27,416	Philip Morris International, Inc.	2,197,941
7,300	Pilgrim’s Pride Corporation[d]	167,681
19,950	Pinnacle Foods, Inc.	908,523
670	Reckitt Benckiser Group plc	57,777
32,600	Reynolds American, Inc.	2,433,916
1,000	Royal Unibrew AS	34,179
8,138	SalMar ASA	119,357
5,500	Suedzucker AG	91,608
8,100	Swedish Match AB	230,288
34,000	Sysco Corporation	1,227,400
10,434	Tate & Lyle plc	85,168
12,640	TreeHouse Foods, Inc.[e]	1,024,219
15,300	Tyson Foods, Inc.	652,239
38,678	United Natural Foods, Inc.[e]	2,463,015
73,100	Wal-Mart Stores, Inc.	5,184,983
27,710	WhiteWave Foods Company[e]	1,354,465
7,584	Whole Foods Market, Inc.	299,113

	Total	49,681,697

Energy (4.8%)
28,000	Atwood Oceanics, Inc.[d]	740,320
204,100	Baker Hughes, Inc.	12,592,970
4,869	BW LPG, Ltd.	41,632
47,518	BW Offshore, Ltd.	30,633
248,200	Cameron International Corporation[e]	12,998,234
263,350	Canadian Natural Resources, Ltd.	7,152,586
71,070	Chevron Corporation	6,856,123
2,170	Cimarex Energy Company	239,373
1,013,374	Cobalt International Energy, Inc.[e]	9,839,862
65,404	Concho Resources, Inc.[e]	7,446,899
4,500	ConocoPhillips	276,345
13,150	Denbury Resources, Inc.[d]	83,634
7,073	Diamondback Energy, Inc.[e]	533,163
1,850	Dril-Quip, Inc.[e]	139,212
1,650	Energen Corporation	112,695
3,080	Ensco plc	68,592
257,842	EOG Resources, Inc.	22,574,067
280,936	EQT Corporation	22,851,334

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Energy (4.8%) - continued
14,600	ERG SPA	$175,139
120,750	Exxon Mobil Corporation	10,046,400
12,100	FMC Technologies, Inc.[e]	502,029
17,400	Frank’s International NV	327,816
9,500	Green Plains, Inc.	261,725
5,400	Gulfmark Offshore, Inc.[d]	62,640
1,800	Gulfport Energy Corporation[e]	72,450
32,800	Halliburton Company	1,412,696
7,850	Helix Energy Solutions Group, Inc.[e]	99,145
20,190	Helmerich & Payne, Inc.	1,421,780
15,864	HollyFrontier Corporation	677,234
27,300	Kinder Morgan, Inc.	1,048,047
42,430	Laredo Petroleum Holdings, Inc.[d,e]	533,769
397,998	Marathon Oil Corporation	10,562,867
294,900	Marathon Petroleum Corporation	15,426,219
2,710	National Oilwell Varco, Inc.	130,839
4,500	Newfield Exploration Company[e]	162,540
4,300	Noble Energy, Inc.	183,524
338,903	Oasis Petroleum, Inc.[d,e]	5,371,613
3,330	Oceaneering International, Inc.	155,145
2,965	Oil States International, Inc.[e]	110,387
73,130	Patterson-UTI Energy, Inc.	1,375,941
597,200	Petroleo Brasileiro SA ADR[d,e]	5,404,660
73,752	Rex Energy Corporationd,[e]	412,274
25,300	Rice Energy, Inc.[e]	526,999
383,750	Rowan Companies plc	8,100,962
3,444	Royal Dutch Shell plc	97,947
17,027	Royal Dutch Shell plc, Class B	484,765
85,530	Schlumberger, Ltd.	7,371,831
10,495	SemGroup Corporation	834,143
6,900	Showa Shell Sekiyu KK	60,289
14,444	SM Energy Company	666,157
288,452	Southwestern Energy Company[e]	6,556,514
4,649	Statoil ASA	83,138
425,210	Suncor Energy, Inc. ADR	11,701,779
24,400	Superior Energy Services, Inc.	513,376
1,350	Tesoro Corporation	113,953
3,200	Total SA	156,963
319,350	Total SA ADR[d]	15,702,440
125,296	Trinidad Drilling, Ltd.[d]	405,281
30,808	U.S. Silica Holdings, Inc.[d]	904,523
1,849,360	Weatherford International, Ltd.[e]	22,691,647
15,250	Western Refining, Inc.	665,205
12,182	Whiting Petroleum Corporation[e]	409,315
4,400	Woodside Petroleum, Ltd.	116,102
3,950	World Fuel Services Corporation	189,403
10,600	WorleyParsons, Ltd.	85,105

	Total	238,952,390

Financials (3.6%)
17,150	ACE, Ltd.	1,743,812
24,912	Affiliated Managers Group, Inc.[e]	5,445,763
6,900	Allianz SE	1,076,065
16,050	Allied World Assurance Company Holdings AG	693,681
29,291	Allstate Corporation	1,900,107
22,740	American Assets Trust, Inc.	891,635
35,900	American Campus Communities, Inc.	1,353,071
41,500	American International Group, Inc.	2,565,530
34,724	Amlin plc	259,806
18,003	Argo Group International Holdings, Ltd.	1,002,767
104,440	Assured Guaranty, Ltd.	2,505,516
10,100	Bank Hapoalim, Ltd.	54,358
303,440	Bank of America Corporation	5,164,549
12,124	Bank of Queensland, Ltd.	119,294
30,813	Bank of the Ozarks, Inc.	1,409,695
31,000	Bank of Yokohama, Ltd.	189,843
58,840	BBCN Bancorp, Inc.	870,244
5,300	Bendigo and Adelaide Bank, Ltd.	50,115
47,600	Berkshire Hathaway, Inc.[e]	6,478,836
18,900	BinckBank NV	180,363
54,200	Blackstone Group, LP	2,215,154
800	Bolsas y Mercados Espanoles SA	32,426
17,000	Boston Private Financial Holdings, Inc.	227,970
32,450	Brixmor Property Group, Inc.	750,568
10,550	Camden Property Trust	783,654
49,600	Capital One Financial Corporation	4,363,312
8,415	Capital Shopping Centres Group plc	40,650
25,900	Capitaland Commercial Trust[e]	29,976
25,200	CapitaMall Trust[e]	40,196
20,100	CBL & Associates Properties, Inc.	325,620
16,000	CBRE Group, Inc.[e]	592,000
35,200	Chambers Street Properties	279,840
59,300	Charles Schwab Corporation	1,936,145
7,000	Chiba Bank, Ltd.	53,304
258,497	Citigroup, Inc.	14,279,374
6,365	CNA Financial Corporation	243,207
103,760	CNO Financial Group, Inc.	1,903,996
8,000	CNP Assurances	133,894
57,300	Comerica, Inc.	2,940,636
1,180	Commonwealth Bank of Australia	77,381
36,600	Corporate Office Properties Trust	861,564
2,600	Daito Trust Construction Company, Ltd.	269,088
14	Daiwa House Residential Investment Corporation	31,733
10,000	Daiwa Securities Group, Inc.	74,807
1,535	Delta Lloyd NV	25,199
16,300	DEXUS Property Group	91,720
11,500	Digital Realty Trust, Inc.	766,820
30,708	Direct Line Insurance Group plc	162,093
18,150	Discover Financial Services	1,045,803
8,084	DnB ASA	134,628
48,850	Duke Realty Corporation	907,144
43,380	Encore Capital Group, Inc.[d,e]	1,854,061
53,983	Essent Group, Ltd.[e]	1,476,435
700	Eurocommercial Properties NV	29,305
28,784	Evercore Partners, Inc.	1,553,185
9,300	Extra Space Storage, Inc.	606,546
12,407	FelCor Lodging Trust, Inc.	122,581
43,700	First American Financial Corporation	1,626,077
67,381	First Republic Bank	4,247,024
19,200	FlexiGroup, Ltd.	43,062
64,200	Franklin Resources, Inc.	3,147,726
23,000	Frasers Centrepoint Trust	35,168
49,000	Fukuoka Financial Group, Inc.	253,972
8,950	General Growth Properties, Inc.	229,657
13,900	Government Properties Income Trust	257,845
16,450	Green Dot Corporation[e]	314,524
3,099	Hamborner REIT AG	30,110
3,099	Hamborner REIT AG Rights[e]	193
117,214	Hanmi Financial Corporation	2,911,596
3,100	Hannover Rueckversicherung SE	300,039
19,860	HCC Insurance Holdings, Inc.	1,526,042
11,000	Henderson Land Development Company, Ltd.	75,195
27,000	Highwoods Properties, Inc.	1,078,650
26,200	Hospitality Properties Trust	755,084
150,345	Host Hotels & Resorts, Inc.	2,981,341
154,200	HSBC Holdings plc	1,380,762

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Financials (3.6%) - continued
7,000	Hufvudstaden AB	$85,155
373,000	Huntington Bancshares, Inc.	4,218,630
53,000	Hysan Development Company, Ltd.	229,515
1,879	IG Group Holdings plc	22,024
51,129	Intercontinental Exchange, Inc.	11,432,956
29,950	Intermediate Capital Group plc	258,729
81,610	Invesco, Ltd.	3,059,559
33,900	Investec plc	304,589
129,310	J.P. Morgan Chase & Company	8,762,046
9	Japan Prime Realty Investment Corporation	27,944
700	Julius Baer Group, Ltd.	39,280
39,224	Kennedy-Wilson Holdings, Inc.	964,518
78,050	KeyCorp	1,172,311
10,469	Lazard, Ltd.	588,777
51,600	Lexington Realty Trust	437,568
40,500	Link REIT	237,003
9,750	M&T Bank Corporation	1,218,067
28,200	MBIA, Inc.[e]	169,482
91,740	MetLife, Inc.	5,136,523
14,900	Mid-America Apartment Communities, Inc.	1,084,869
164,300	Morgan Stanley	6,373,197
22,300	MSCI, Inc.	1,372,565
1,800	Muenchener Rueckversicherungs-Gesellschaft AG	319,131
31,675	NASDAQ OMX Group, Inc.	1,546,057
244,000	New World Development Company, Ltd.	318,822
21,550	Northern Trust Corporation	1,647,713
54,010	PacWest Bancorp	2,525,508
35,490	Parkway Properties, Inc.	618,946
49,472	Pebblebrook Hotel Trust	2,121,359
32,160	Primerica, Inc.	1,469,390
16,800	Progressive Corporation	467,544
42,600	Ramco-Gershenson Properties Trust	695,232
18,950	Raymond James Financial, Inc.	1,129,041
20,670	Renasant Corporation	673,842
11,900	Resona Holdings, Inc.	64,904
18,100	Retail Properties of America, Inc.	252,133
9,450	RLJ Lodging Trust	281,421
700	Sampo Oyj	32,989
1,300	Schroders plc	64,865
9,202	SEGRO plc	58,629
30,800	Skandinaviska Enskilda Banken AB	393,973
215,170	SLM Corporation[e]	2,123,728
2,650	Sovran Self Storage, Inc.	230,311
4,600	StanCorp Financial Group, Inc.	347,806
69,920	Stockland	220,788
17,100	Store Capital Corporation	343,710
36,000	Sumitomo Mitsui Trust Holdings, Inc.	164,686
73,334	Summit Hotel Properties, Inc.	954,075
15,608	Sunstone Hotel Investors, Inc.	234,276
10,762	SVB Financial Group[e]	1,549,513
200	Swiss Life Holding AG	45,796
7,600	Swiss Re AG	672,773
93,730	Synovus Financial Corporation	2,888,759
1,000	Talanx AG	30,693
39,620	Talmer Bancorp, Inc.	663,635
36,274	TD Ameritrade Holding Corporation	1,335,609
51,651	Terreno Realty Corporation	1,017,525
1,500	TRYG AS	31,275
16,800	UNIQA Insurance Group AG	151,568
20,314	United Overseas Bank, Ltd.	347,552
3,800	Wallenstam AB	27,005
16,100	Wells Fargo & Company	905,464
78,904	Western Alliance Bancorp[e]	2,663,799
31,700	Western Asset Mortgage Capital Corporation[d]	468,209
7,950	Weyerhaeuser Company	250,425
126,252	Zions Bancorporation	4,006,607
1,000	Zurich Insurance Group AG	304,430

	Total	180,267,955

Health Care (4.5%)
4,300	Abaxis, Inc.	221,364
269,740	Abbott Laboratories	13,238,839
8,670	ABIOMED, Inc.[e]	569,879
28,420	Acadia Healthcare Company, Inc.[e]	2,226,139
6,850	Acceleron Pharma, Inc.[e]	216,734
69,660	Acorda Therapeutics, Inc.[e]	2,321,768
60,657	Actavis, Inc.[e]	18,406,973
500	Actelion, Ltd.	73,226
46,150	Aetna, Inc.	5,882,279
68,600	Affymetrix, Inc.[d,e]	749,112
63,197	Akorn, Inc.[d,e]	2,759,181
77,700	Alexion Pharmaceuticals, Inc.[e]	14,045,829
36,914	Align Technology, Inc.[e]	2,314,877
63,300	Allscripts Healthcare Solutions, Inc.[e]	865,944
21,941	AmerisourceBergen Corporation	2,333,206
27,750	Amgen, Inc.	4,260,180
90,263	AMN Healthcare Services, Inc.[e]	2,851,408
3,800	AmSurg Corporation[e]	265,810
4,131	Anacor Pharmaceuticals, Inc.[e]	319,863
10,500	AstraZeneca plc	664,543
48,980	Baxter International, Inc.	3,425,171
400	Bayer AG	56,016
24,854	BioMarin Pharmaceutical, Inc.[e]	3,399,530
12,650	Bruker Corporation[e]	258,187
8,887	C.R. Bard, Inc.	1,517,011
53,350	Cambrex Corporation[e]	2,344,199
11,800	Cardinal Health, Inc.	987,070
30,873	Cardiovascular Systems, Inc.[e]	816,591
48,212	Centene Corporation[e]	3,876,245
199,953	Cerner Corporation[e]	13,808,754
7,343	Cooper Companies, Inc.	1,306,834
2,700	CSL, Ltd.	180,000
14,603	Cyberonics, Inc.[e]	868,294
146,470	Depomed, Inc.[e]	3,143,246
5,850	Edwards Lifesciences Corporation[e]	833,216
49,455	Envision Healthcare Holdings, Inc.[e]	1,952,483
4,900	Essilor International SA	587,024
11,700	EXACT Sciences Corporationd,[e]	347,958
126,523	ExamWorks Group, Inc.[e]	4,947,049
24,600	Express Scripts Holding Company[e]	2,187,924
1,000	Fresenius Medical Care AG & Company	82,786
800	Gerresheimer AG	49,841
174,070	Gilead Sciences, Inc.	20,380,116
13,689	GlaxoSmithKline plc	284,619
4,350	Greatbatch, Inc.[e]	234,552
35,900	HCA Holdings, Inc.[e]	3,256,848
5,600	Hikma Pharmaceuticals plc	170,103
11,900	Hill-Rom Holdings, Inc.	646,527
700	Hogy Medical Company, Ltd.	35,909
44,850	Hologic, Inc.[e]	1,706,991
1,560	ICON plc[e]	104,988
8,000	Illumina, Inc.[e]	1,746,880
35,874	Impax Laboratories, Inc.[e]	1,647,334
23,500	Inogen, Inc.[e]	1,048,100
65,650	Ironwood Pharmaceuticals, Inc.[e]	791,739
10,766	Johnson & Johnson	1,049,254

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Health Care (4.5%) - continued
3,000	Kaken Pharmaceutical Company, Ltd.	$104,734
4,800	KYORIN Holdings, Inc.	97,864
700	Lonza Group AG	93,566
14,900	Magellan Health Services, Inc.[e]	1,044,043
6,100	Medivation, Inc.[e]	696,620
40,328	Medtronic, Inc.	2,988,305
109,840	Merck & Company, Inc.	6,253,191
4,918	Mettler-Toledo International, Inc.[e]	1,679,300
31,320	Mylan NVd,e	2,125,375
29,012	Neurocrine Biosciences, Inc.[e]	1,385,613
4,100	Novartis AG	403,278
63,158	NuVasive, Inc.[e]	2,992,426
900	Orpe[a]	63,026
700	Paramount Bed Holdings Company, Ltd.	20,668
13,310	Perrigo Company plc	2,460,087
195,300	Pfizer, Inc.	6,548,409
9,900	PharMerica Corporation[e]	329,670
5,600	Providence Service Corporation[e]	247,968
2,705	Puma Biotechnology, Inc.[d,e]	315,809
32,000	Quest Diagnostics, Inc.	2,320,640
5,950	Quintiles Transnational Holdings, Inc.[e]	432,030
700	Sanofi	69,251
30,800	Spectrum Pharmaceuticals, Inc.[d,e]	210,672
64,028	Team Health Holdings, Inc.[e]	4,182,949
57,476	Teleflex, Inc.	7,785,124
2,050	Thermo Fisher Scientific, Inc.	266,008
64,286	UnitedHealth Group, Inc.	7,842,892
27,917	Universal Health Services, Inc.	3,967,006
53,000	Veeva Systems, Inc.[d,e]	1,485,590
67,372	Vertex Pharmaceuticals, Inc.[e]	8,319,095
9,650	Waters Corporatione	1,238,867

	Total	222,636,619

Industrials (2.9%)
14,800	A.O. Smith Corporation	1,065,304
1,600	Aalberts Industries NV	47,576
7,850	AAR Corporation	250,179
50,850	ADT Corporation[d]	1,707,035
3,000	Aida Engineering, Ltd.	32,888
38,213	Air New Zealand, Ltd.	66,023
1,000	Airbus Group NV	65,137
34,500	Allison Transmission Holdings, Inc.	1,009,470
36,300	ALS, Ltd.[d]	163,583
33,500	AMETEK, Inc.	1,835,130
20,400	Applied Industrial Technologies, Inc.	808,860
9,600	Argan, Inc.	387,168
17,000	Asahi Glass Company, Ltd.	102,060
17,206	B/E Aerospace, Inc.	944,609
37,400	Boeing Company	5,188,128
11,930	Briggs & Stratton Corporation	229,772
300	Bucher Industries AG	74,634
33,900	Caterpillar, Inc.	2,875,398
37,970	CLARCOR, Inc.	2,363,253
2,500	COMSYS Holdings Corporation	37,188
31,200	Con-way, Inc.	1,197,144
108,800	CSX Corporation	3,552,320
7,100	CTT-Correios de Portugal SA	73,286
25,030	Curtiss-Wright Corporation	1,813,173
4,000	Dai Nippon Printing Company, Ltd.	41,275
318,340	Delta Air Lines, Inc.	13,077,407
6,900	Deutsche Post AG	201,614
58,064	EMCOR Group, Inc.	2,773,717
20,470	Esterline Technologies Corporation[e]	1,951,610
46,300	Expeditors International of Washington, Inc.	2,134,661
9,428	Fastenal Company[d]	397,673
27,450	Federal Signal Corporation	409,280
10,200	Fenner plc	33,212
30,700	Flowserve Corporation	1,616,662
100	Flughafen Zuerich AG	77,411
27,100	Fluor Corporation	1,436,571
36,700	Fortune Brands Home and Security, Inc.	1,681,594
700	Fraport AG Frankfurt Airport Services Worldwide	43,969
10,931	Generac Holdings, Inc.[d,e]	434,507
1,500	Go-Ahead Group plc	62,084
14,917	Graco, Inc.	1,059,555
57,584	Granite Construction, Inc.	2,044,808
18,981	H&E Equipment Services, Inc.	379,051
2,500	Hamburger Hafen und Logistik AG	50,546
50,726	Healthcare Services Group, Inc.[d]	1,676,494
15,969	Heico Corporation[d]	930,993
39,014	HNI Corporation	1,995,566
31,122	Honeywell International, Inc.	3,173,510
500	Hoshizaki Electric Company, Ltd.	29,410
12,400	Huntington Ingalls Industries, Inc.	1,396,116
59,625	Huron Consulting Group, Inc.[e]	4,179,116
2,100	Inaba Denki Sangyo Company, Ltd.	73,054
168,160	Ingersoll-Rand plc	11,337,347
8,200	Intrum Justitia AB	248,321
18,700	ITOCHU Corporation	246,975
38,940	Jacobs Engineering Group, Inc.[e]	1,581,743
807	Jardine Matheson Holdings, Ltd.	45,751
18,383	JB Hunt Transport Services, Inc.	1,509,060
500	Jungheinrich AG	33,887
800	Kanamoto Company, Ltd.	20,281
34,250	KAR Auction Services, Inc.	1,280,950
10,000	KITZ Corporation	49,971
10,700	Komatsu, Ltd.	214,677
3,400	KONE Oyj[d]	138,006
2,200	Koninklijke Boskalis Westminster NV	107,993
81,760	Korn/Ferry International	2,842,795
21,790	Manpower, Inc.	1,947,590
16,600	Meritor, Inc.[e]	217,792
17,833	Middleby Corporation[e]	2,001,398
3,900	MIRAIT Holdings Corporation	45,448
15,450	Mistras Group, Inc.[e]	293,241
4,000	Mitsuboshi Belting, Ltd.	31,693
900	NCC AB	27,487
22,124	Nielsen NV	990,491
4,200	Nippon Konpo Unyu Soko Company, Ltd.	73,219
3,000	Nisshinbo Holdings, Inc.	33,530
7,000	Nitto Kogyo Corporation	157,539
19,467	Old Dominion Freight Line, Inc.[e]	1,335,534
53,139	On Assignment, Inc.[e]	2,087,300
39,016	Oshkosh Corporation	1,653,498
52,690	Pentair, Ltd.	3,622,437
34,445	PGT, Inc.[e]	499,797
25,500	PowerSecure International, Inc.[e]	376,380
77,610	Progressive Waste Solutions, Ltd.	2,083,829
28,001	Proto Labs, Inc.[d,e]	1,889,507
22,890	Raven Industries, Inc.	465,354
13,500	Rentokil Initial plc	31,353
774	Rieter Holding AG	122,353
70,262	Ritchie Brothers Auctioneers, Inc.[d]	1,961,715
47,552	Robert Half International, Inc.	2,639,136
8,722	Roper Industries, Inc.	1,504,196

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Industrials (2.9%) - continued
23,777	Saia, Inc.[e]	$934,198
16,300	Sandvik AB	180,201
4,800	Siemens AG	485,624
94,251	Southwest Airlines Company	3,118,766
6,250	Spirit Aerosystems Holdings, Inc.[e]	344,438
19,569	Spirit Airlines, Inc.[e]	1,215,235
25,328	Stericycle, Inc.[e]	3,391,672
34,505	Swift Transportation Company[e]	782,228
2,200	Teleperformance SA	155,426
23,540	Tennant Company	1,538,104
1,200	TKH Group NV	50,410
7,000	Toppan Printing Company, Ltd.	58,520
6,700	Toro Company	454,126
2,600	Tsubakimoto Chain Company	25,398
120,950	Union Pacific Corporation	11,535,002
14,509	United Rentals, Inc.[e]	1,271,279
8,100	Verisk Analytics, Inc.[e]	589,356
9,650	WABCO Holdings, Inc.[e]	1,193,898
27,218	WageWorks, Inc.[e]	1,100,968
6,640	Watsco, Inc.	821,634

	Total	144,246,841

Information Technology (6.5%)
31,243	A10 Networks, Inc.[d,e]	201,205
33,340	Agilent Technologies, Inc.	1,286,257
121,830	Alibaba Group Holding, Ltd. ADR[e]	10,022,954
9,550	Alliance Data Systems Corporation[e]	2,788,027
2,700	Alps Electric Company, Ltd.	83,267
10,975	Ambarella, Inc.[d,e]	1,127,023
52,274	Amphenol Corporation	3,030,324
18,511	ANSYS, Inc.[e]	1,688,944
260,076	Apple, Inc.[f]	32,620,032
100,452	Applied Materials, Inc.	1,930,687
87,451	Applied Micro Circuits Corporation[d,e]	590,294
16,065	Applied Optoelectronics, Inc.[e]	278,888
23,260	Arista Networks, Inc.[d,e]	1,901,272
181,570	ARM Holdings plc ADR	8,945,954
39,325	Aspen Technology, Inc.[e]	1,791,254
139,060	Atmel Corporation	1,370,436
12,250	AVG Technologies NVe	333,323
9,100	Blackhawk Network Holdings, Inc.[e]	374,920
21,150	Booz Allen Hamilton Holding Corporation	533,826
45,030	Broadridge Financial Solutions, Inc.	2,251,950
111,850	Brocade Communications Systems, Inc.	1,328,778
7,600	Brother Industries, Ltd.	107,514
14,800	Canon, Inc.	480,088
800	Cap Gemini SA	70,973
24,392	Cardtronics, Inc.[e]	903,724
11,500	Carsales.com, Ltd.	90,234
14,653	Cavium, Inc.[e]	1,008,273
21,250	CDW Corporation	728,450
42,771	Ciena Corporationd,[e]	1,012,817
424,690	Cisco Systems, Inc.	11,661,987
26,974	Cognex Corporation	1,297,449
15,900	Cognizant Technology Solutions Corporation[e]	971,331
9,248	Coherent, Inc.[e]	587,063
10,500	Comtech Telecommunications Corporation	305,025
23,526	Constant Contact, Inc.[e]	676,608
11,384	Cornerstone OnDemand, Inc.[e]	396,163
167,300	Corning, Inc.	3,300,829
14,970	Criteo SAe	713,620
22,942	Dealertrack Technologies, Inc.[e]	1,440,528
32,125	Demandware, Inc.[e]	2,283,445
3,000	Dialog Semiconductor plc[e]	162,225
17,773	DST Systems, Inc.	2,239,043
109,598	eBay, Inc.[e]	6,602,184
27,400	Electronic Arts, Inc.[e]	1,822,100
506,890	EMC Corporation	13,376,827
32,840	Envestnet, Inc.[e]	1,327,721
8,500	F5 Networks, Inc.[e]	1,022,975
313,790	Facebook, Inc.[e]	26,912,199
39,939	FARO Technologies, Inc.[e]	1,865,151
25,160	FEI Company	2,086,519
7,600	FleetCor Technologies, Inc.[e]	1,186,056
70,521	Fortinet, Inc.[e]	2,914,633
14,500	FUJIFILM Holdings NPV	517,476
21,416	Gartner, Inc.[e]	1,837,065
23,213	Google, Inc., Class Ae	12,535,949
25,407	Google, Inc., Class Ce	13,224,598
70,466	Guidewire Software, Inc.[e]	3,729,765
4,000	Hitachi Kokusai Electric, Inc.	60,765
60,860	HomeAway, Inc.[e]	1,893,963
23,770	IAC/InterActiveCorporation	1,893,518
18,919	Imperva, Inc.[e]	1,280,816
1,700	IT Holdings Corporation	36,102
1,600	ITOCHU Techno-Solutions Corporation	39,846
45,477	Juniper Networks, Inc.	1,181,038
16,602	Keysight Technologies, Inc.[e]	517,816
53,940	LinkedIn Corporation[e]	11,145,622
12,247	Manhattan Associates, Inc.[e]	730,534
63,080	MasterCard, Inc.	5,896,718
55,205	MaxLinear, Inc.[e]	667,981
36,960	Microsemi Corporation[e]	1,291,752
54,620	Microsoft Corporation	2,411,473
16,017	Monolithic Power Systems, Inc.	812,222
58,190	National Instruments Corporation	1,714,277
5,500	NEC Networks & System Integration Corporation	120,014
71,200	NetApp, Inc.	2,247,072
12,698	Newport Corporation[e]	240,754
14,716	Nice Systems, Ltd. ADR	935,790
1,000	NS Solutions Corporation	33,066
236,616	NVIDIA Corporation	4,758,348
34,176	NXP Semiconductors NVe	3,356,083
7,900	Optimal Payments plc[e]	29,044
95,150	Oracle Corporation	3,834,545
700	Oracle Corporation Japan	29,264
900	Otsuka Corporation	42,013
6,710	Palo Alto Networks, Inc.[e]	1,172,237
23,434	Plantronics, Inc.	1,319,569
18,050	Polycom, Inc.[e]	206,492
29,950	Progress Software Corporation[e]	823,625
36,709	Proofpoint, Inc.[e]	2,337,262
64,627	QLIK Technologies, Inc.[e]	2,259,360
39,500	QUALCOMM, Inc.	2,473,885
23,700	Red Hat, Inc.[e]	1,799,541
172,040	Salesforce.com, Inc.[e]	11,979,145
15,703	Samsung Electronics Company, Ltd. GDR	8,958,562
3,600	SAP SE	252,275
24,368	ServiceNow, Inc.[e]	1,810,786
13,490	Skyworks Solutions, Inc.	1,404,309
19,497	Sonus Networks, Inc.[e]	134,919
28,650	Symantec Corporation	666,113
16,704	Synopsys, Inc.[e]	846,058
55,400	Teradata Corporation[e]	2,049,800
60,354	Teradyne, Inc.	1,164,229

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Information Technology (6.5%) - continued
61,000	Texas Instruments, Inc.	$3,142,110
25,113	Textura Corporation[d,e]	698,895
1,800	Tokyo Electron, Ltd.	114,403
6,400	Total System Services, Inc.	267,328
1,100	Trend Micro, Inc.	37,627
6,256	Tyler Technologies, Inc.[e]	809,401
14,108	Ultimate Software Group, Inc.[e]	2,318,509
24,100	Vantiv, Inc.[e]	920,379
40,070	Veeco Instruments, Inc.[e]	1,151,612
113,389	Virtusa Corporation[e]	5,828,195
330,380	Visa, Inc.	22,185,017
8,800	WebMD Health Corporation[e]	389,664
200,950	Xerox Corporation	2,138,108

	Total	324,738,073

Materials (1.1%)
23,200	Agnico Eagle Mines, Ltd.	658,184
14,371	Airgas, Inc.	1,520,164
141,850	Alcoa, Inc.	1,581,627
2,200	APERAM[e]	89,067
5,000	Asahi Kasei Corporation	41,013
35,000	Avery Dennison Corporation	2,132,900
6,110	Balchem Corporation	340,449
22,650	Ball Corporation	1,588,897
138,700	Barrick Gold Corporation	1,478,542
31,700	Berry Plastics Group, Inc.[e]	1,027,080
13,300	BillerudKorsnas AB	208,960
12,900	Boral, Ltd.	58,113
5,700	Buzzi Unicem SPA	81,202
37,197	Celanese Corporation	2,673,720
66,045	Chemtura Corporation[e]	1,869,734
3,050	Compass Minerals International, Inc.	250,527
35,050	Crown Holdings, Inc.[e]	1,854,495
14,400	Daicel Corporation	184,784
41,180	Dow Chemical Company	2,107,181
5,000	DOWA Holdings Company, Ltd.	47,251
17,270	Eagle Materials, Inc.	1,318,219
14,700	Eastman Chemical Company	1,202,754
79,450	Eldorado Gold Corporation	328,923
22,000	Ferro Corporation[e]	369,160
27,533	FMC Corporation	1,446,859
18,050	Franco-Nevada Corporation[d]	860,083
118,820	Freeport-McMoRan, Inc.	2,212,428
100	Givaudan SA	173,131
96,500	Goldcorp, Inc.	1,563,300
72,716	Graphic Packaging Holding Company	1,012,934
1,500	Holmen AB	43,775
82,160	Horsehead Holding Corporation[d,e]	962,915
5,550	Innophos Holdings, Inc.	292,152
69,450	International Paper Company	3,305,125
130,850	Kinross Gold Corporation[e]	303,572
7,000	Kureha Corporation	27,507
3,000	LyondellBasell Industries NV	310,560
7,000	Martin Marietta Materials, Inc.	990,570
24,750	MeadWestvaco Corporation	1,167,952
4,700	Mondi plc	101,187
58,400	Newmont Mining Corporation	1,364,224
13,000	Nippon Steel & Sumitomo Metal Corporation	33,707
65,448	Norsk Hydro ASAd	274,681
1,600	Novozymes AS	76,017
39,600	Nucor Corporation	1,745,172
17,758	OceanaGold Corporation	43,933
3,700	Outokumpu Oyj[e]	18,641
65,100	Owens-Illinois, Inc.[e]	1,493,394
15,750	Packaging Corporation of America	984,218
32,309	PolyOne Corporation	1,265,544
22,050	Rock-Tenn Company	1,327,410
8,150	Royal Gold, Inc.	501,959
29,950	Sealed Air Corporation	1,538,831
4,300	Silgan Holdings, Inc.	226,868
69,205	Silver Wheaton Corporation	1,200,015
5,200	Sonoco Products Company	222,872
9,250	Southern Copper Corporation[d]	272,043
72,220	Steel Dynamics, Inc.	1,496,037
13,000	Sumitomo Metal Mining Company, Ltd.	197,717
5,000	Sumitomo Seika Chemicals Company, Ltd.	32,838
80,300	Teck Resources, Ltd.[d]	795,773
9,900	UPM-Kymmene Oyj	175,190
4,800	Vedanta Resources plc	39,200
14,750	Vulcan Materials Company	1,237,968
16,100	Westlake Chemical Corporation	1,104,299
105,800	Yamana Gold, Inc.	317,400
7,471	Yara International ASA	389,300

	Total	56,162,247

Telecommunications Services (0.2%)
50,100	Bezeq Israel Telecommunication Corporation, Ltd.	85,319
29,161	BT Group plc	206,498
7,800	Elisa Oyj	247,128
7,000	Freenet AG	235,787
113,096	KCOM Group plc	166,150
9,897	Level 3 Communications, Inc.[e]	521,275
8,200	Nippon Telegraph & Telephone Corporation	296,969
17,200	Orange SA	265,815
4,100	Proximus SA	145,087
19,206	SBA Communications Corporation[e]	2,208,114
4,500	Tele2 AB	52,404
142,200	Telstra Corporation, Ltd.	672,970
67,079	Verizon Communications, Inc.	3,126,552
61,550	Vonage Holdings Corporation[e]	302,211

	Total	8,532,279

Utilities (0.4%)
129,500	A2A SPA	154,559
10,100	AGL Resources, Inc.	470,256
8,650	Atmos Energy Corporation	443,572
6,000	CLP Holdings, Ltd.	50,994
21,390	Dynegy, Inc.[e]	625,658
5,600	E.ON SE	74,673
21,650	Edison International, Inc.	1,203,307
88,500	Electricidade de Portugal SA	337,185
6,900	Enagas SAd	187,835
51,500	Enel SPA[d]	233,414
15,700	Entergy Corporation	1,106,850
3,200	Hokuriku Electric Power Company	47,666
21,310	Laclede Group, Inc.	1,109,399
2,336	National Grid plc	30,066
33,460	NiSource, Inc.	1,525,441
18,120	NorthWestern Corporation	883,350
31,600	NRG Energy, Inc.	723,008
8,500	OGE Energy Corporation	242,845
11,000	Osaka Gas Company, Ltd.	43,415
89,340	PG&E Corporation	4,386,594
17,840	Portland General Electric Company	591,574
27,900	Public Service Enterprise Group, Inc.	1,095,912

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

Moderate Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.4%)	Value
Utilities (0.4%) - continued
32,600	Redes Energeticas Nacionais SGPS SA	$91,260
3,016	Severn Trent plc	98,551
48,800	Southern Company	2,044,720
5,000	Toho Gas Company, Ltd.	29,601
17,600	United Utilities Group plc	246,511
13,600	Westar Energy, Inc.	465,392
47,250	Wisconsin Energy Corporation[d]	2,124,833

	Total	20,668,441

	Total Common Stock (cost $1,238,094,573)	1,467,797,212

Principal Amount	Long-Term Fixed Income (12.3%)
Asset-Backed Securities (0.6%)
	Access Group, Inc.
446,328	0.687%, 2/25/2036[g,h]	441,263
	Ally Auto Receivables Trust
43,859	0.720%, 5/20/2016	43,862
	Ares CLO, Ltd.
1,275,000	1.564%, 10/12/2023[g,h]	1,272,152
750,000	1.754%, 11/15/2025*,h	749,965
	BA Credit Card Trust
650,000	0.566%, 6/15/2021[h]	649,611
	Barclays Dryrock Issuance Trust
1,300,000	0.546%, 12/16/2019[h]	1,300,004
	Betony CLO, Ltd.
350,000	1.779%, 4/15/2027*,h	349,893
	Capital One Multi-Asset Execution Trust
800,000	0.554%, 1/18/2022[h]	800,894
	Chase Issuance Trust
875,000	1.590%, 2/18/2020	879,583
	Chesapeake Funding, LLC
323,159	0.634%, 1/7/2025[g,h]	323,309
	Countrywide Asset-Backed Certificates
682,476	5.530%, 4/25/2047	720,372
	Edlinc Student Loan Funding Trust
356,155	3.190%, 10/1/2025*,h	360,607
	Enterprise Fleet Financing, LLC
124,950	1.060%, 3/20/2019[g]	125,119
756,104	0.870%, 9/20/2019[g]	755,491
	FirstEnergy Ohio PIRB Special Purpose Trust
284,587	0.679%, 1/15/2019	284,554
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	490,999
	Golden Credit Card Trust
250,000	0.616%, 9/15/2018[g,h]	250,188
	GoldenTree Loan Opportunities IX, Ltd.
400,000	1.789%, 10/29/2026*,h	399,240
	Golub Capital Partners CLO 23M, Ltd.
350,000	1.485%, 5/5/2027*,h	349,568
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045	1,448,551
1,425,000	3.246%, 12/15/2047	1,425,440
	Morgan Stanley Capital, Inc.
993,426	0.337%, 2/25/2037[h]	599,537
	OZLM VIII, Ltd.
385,000	1.714%, 10/17/2026*,h	384,297
	Race Point IX CLO, Ltd.
900,000	1.768%, 4/15/2027*,h	898,722
	Renaissance Home Equity Loan Trust
1,277,851	5.746%, 5/25/2036[i]	899,912
2,800,000	6.011%, 5/25/2036[i]	1,968,453
1,220,073	5.580%, 11/25/2036[i]	729,831
	SLM Student Loan Trust
632,978	0.786%, 7/15/2022[g,h]	633,865
983,880	0.786%, 8/15/2022[g,h]	984,776
713,217	0.677%, 4/25/2023[g,h]	713,458
450,000	1.236%, 5/17/2027[g,h]	453,308
	U.S. Small Business Administration
560,788	3.191%, 3/10/2024	580,295
	UBS Commercial Mortgage Trust
2,150,000	3.400%, 5/10/2045	2,223,623
	Vericrest Opportunity Loan Transferee
562,584	3.500%, 2/25/2055*,i	561,821
	Volvo Financial Equipment, LLC
378,564	0.740%, 3/15/2017[g]	378,568
1,000,000	0.820%, 4/16/2018[g]	998,504
	World Financial Network Credit Card Master Trust
650,000	0.910%, 3/16/2020	650,191
	World Omni Master Owner Trust
540,000	0.536%, 2/15/2018[g,h]	540,000

	Total	27,619,826

Basic Materials (0.1%)
	Albemarle Corporation
105,000	3.000%, 12/1/2019	105,204
	ArcelorMittal
670,000	6.250%, 3/1/2021	701,825
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	343,462
355,000	7.000%, 2/15/2021[g]	339,469
	Freeport-McMoRan, Inc.
614,000	2.375%, 3/15/2018	609,300
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[g]	244,768
	Glencore Funding, LLC
180,000	1.336%, 4/16/2018[g,h]	179,901
368,000	2.875%, 4/16/2020[g]	360,703
	Hexion US Finance Corporation
630,000	8.875%, 2/1/2018	568,575
	LyondellBasell Industries NV
392,000	6.000%, 11/15/2021	448,705
	Packaging Corporation of America
370,000	4.500%, 11/1/2023	381,580
	Sappi Papier Holding GmbH
375,000	6.625%, 4/15/2021[g]	389,063
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024	313,050

	Total	4,985,605

Capital Goods (0.1%)
	Boeing Company
265,000	3.500%, 3/1/2045	234,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Capital Goods (0.1%) - continued
	CNH Capital, LLC
$630,000	3.625%, 4/15/2018	$630,000
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	632,735
	Harsco Corporation
349,000	2.700%, 10/15/2015	349,000
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	381,363
	Lockheed Martin Corporation
355,000	3.800%, 3/1/2045	316,469
	Martin Marietta Materials, Inc.
230,000	1.382%, 6/30/2017[h]	229,037
	Northrop Grumman Corporation
350,000	3.850%, 4/15/2045	307,957
	Owens-Brockway Glass Container, Inc.
450,000	5.000%, 1/15/2022[g]	444,375
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	645,375
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	375,048
	Textron, Inc.
150,000	5.600%, 12/1/2017	163,028
185,000	5.950%, 9/21/2021	211,836
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	87,314

	Total	5,007,917

Collateralized Mortgage Obligations (0.6%)
	Alm Loan Funding CLO
385,000	1.662%, 10/17/2026*,h	384,134
	Apidos CLO XVIII
375,000	1.669%, 7/22/2026*,h	372,823
	Babson CLO, Ltd.
385,000	1.656%, 10/17/2026*,h	383,451
	Birchwood Park CLO, Ltd.
385,000	1.693%, 7/15/2026*,h	384,299
	BlueMountain CLO, Ltd.
385,000	1.750%, 10/15/2026*,h	383,821
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.575%, 7/20/2023*,h	383,445
400,000	1.752%, 10/15/2026*,h	400,339
	Cent CLO 16, LP
385,000	1.528%, 8/1/2024*,h	382,652
	Cent CLO 22, Ltd.
400,000	1.756%, 11/7/2026*,h	398,742
	Citigroup Mortgage Loan Trust, Inc.
462,352	5.500%, 11/25/2035	427,179
	CitiMortgage Alternative Loan Trust
1,555,870	5.750%, 4/25/2037	1,332,526
	Countrywide Alternative Loan Trust
664,766	5.071%, 10/25/2035	603,920
424,848	6.500%, 8/25/2036	345,443
298,259	6.000%, 1/25/2037	274,497
1,418,188	5.500%, 5/25/2037	1,194,125
1,215,506	7.000%, 10/25/2037	867,912
	Countrywide Home Loans, Inc.
572,102	5.750%, 4/25/2037	522,142
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
165,469	5.500%, 10/25/2021	159,312
446,095	6.000%, 10/25/2021	393,162
	Dryden 34 Senior Loan Fund CLO
385,000	1.705%, 10/15/2026*,h	384,133
	Federal Home Loan Mortgage Corporation
1,561,650	3.000%, 2/15/2033[j]	219,893
	Federal National Mortgage Association
3,203,872	3.500%, 1/25/2033[j]	410,991
	Galaxy XX CLO, Ltd.
1,200,000	1.731%, 7/20/2027*,h	1,199,995
	Golub Capital Partners CLO 22B, Ltd.
725,000	1.745%, 2/20/2027*,h	723,885
	HomeBanc Mortgage Trust
2,345,744	2.205%, 4/25/2037	1,749,336
	J.P. Morgan Mortgage Trust
143,713	2.555%, 10/25/2036	129,284
1,403,018	0.567%, 1/25/2037[h]	903,759
1,577,254	6.250%, 8/25/2037	1,250,589
	Limerock CLO III, LLC
1,150,000	1.759%, 10/20/2026*,h	1,148,609
	Madison Park Funding XIV CLO, Ltd.
425,000	1.725%, 7/20/2026*,h	424,448
	Madison Park Funding, Ltd.
1,100,000	1.570%, 8/15/2022*,h	1,095,194
	Magnetite XII, Ltd.
1,200,000	1.817%, 4/15/2027*,h	1,199,304
	MASTR Alternative Loans Trust
337,627	6.500%, 7/25/2034	345,786
854,234	0.637%, 12/25/2035[h]	447,349
	Merrill Lynch Alternative Note Asset Trust
348,968	6.000%, 3/25/2037	319,252
	Mountain View CLO, Ltd.
1,200,000	1.739%, 7/15/2027*,h	1,196,887
	Neuberger Berman CLO, Ltd.
300,000	1.749%, 8/4/2025*,h	298,986
	NZCG Funding CLO, Ltd.
1,200,000	1.812%, 4/27/2027*,h	1,200,691
	Octagon Investment Partners XX CLO, Ltd.
385,000	1.720%, 8/12/2026*,h	384,316
	OHA Loan Funding, Ltd.
1,150,000	1.762%, 10/20/2026*,h	1,148,581
	Residential Asset Securitization Trust
1,206,273	0.567%, 8/25/2037[h]	420,062
	Sequoia Mortgage Trust
834,495	2.770%, 9/20/2046	665,128
	Shackleton VII CLO, Ltd.
1,200,000	1.797%, 4/15/2027*,h	1,200,008
	Symphony CLO XV, Ltd.
1,150,000	1.724%, 10/17/2026*,h	1,149,487
	Symphony CLO, Ltd.
381,161	1.374%, 1/9/2023*,h	380,058
	Voya CLO 3, Ltd.
385,000	1.697%, 7/25/2026*,h	382,378

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	WaMu Mortgage Pass Through Certificates
$234,145	2.246%, 9/25/2036	$210,794
458,957	2.281%, 10/25/2036	409,230
3,194,675	1.969%, 11/25/2036	2,821,534

	Total	33,413,871

Commercial Mortgage-Backed Securities (0.3%)
	Commercial Mortgage Pass-Through Certificates
780,000	1.234%, 6/8/2030[g,h]	778,540
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	2,953,294
	Credit Suisse Mortgage Capital Certificates
1,700,000	5.509%, 9/15/2039	1,773,277
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
342,672	0.727%, 12/25/2016	343,104
	Federal National Mortgage Association
507,528	1.272%, 1/25/2017	510,089
	Government National Mortgage Association
107	3.214%, 1/16/2040	107
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,877,137
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047	2,519,943
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
850,000	1.136%, 12/15/2028[g,h]	849,830
1,300,000	5.885%, 2/12/2049	1,377,784
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048	1,172,028
	LSTAR Commercial Mortgage Trust
308,262	1.519%, 1/20/2041[g]	308,393
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	949,740
	SCG Trust
425,000	1.586%, 11/15/2026[g,h]	424,566

	Total	15,837,832

Communications Services (0.4%)
	21st Century Fox America, Inc.
350,000	6.900%, 3/1/2019	406,395
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	630,000
	America Movil SAB de CV
425,000	1.288%, 9/12/2016[h]	425,915
288,000	5.000%, 10/16/2019	317,013
	American Tower Corporation
50,000	2.800%, 6/1/2020	49,305
345,000	3.450%, 9/15/2021	343,337
	AT&T, Inc.
165,000	1.212%, 6/30/2020[h]	165,639
349,000	3.875%, 8/15/2021	359,978
275,000	3.000%, 6/30/2022	265,530
355,000	5.550%, 8/15/2041	363,722
275,000	4.750%, 5/15/2046	250,243
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[g]	317,834
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	665,437
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	503,750
	Columbus International, Inc.
355,000	7.375%, 3/30/2021[g]	381,625
	Comcast Corporation
460,000	4.400%, 8/15/2035	456,767
140,000	4.650%, 7/15/2042	140,354
252,000	4.750%, 3/1/2044	255,816
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	224,633
	Crown Castle International Corporation
595,000	5.250%, 1/15/2023	599,314
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	103,700
	Digicel, Ltd.
670,000	6.000%, 4/15/2021[g]	645,960
	DIRECTV Holdings, LLC
212,000	5.875%, 10/1/2019	239,308
141,000	4.450%, 4/1/2024	144,287
355,000	6.350%, 3/15/2040	383,686
	FairPoint Communications, Inc.
600,000	8.750%, 8/15/2019[g]	624,000
	Hughes Satellite Systems Corporation
567,000	6.500%, 6/15/2019	615,195
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	639,450
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	673,281
	McGraw Hill Financial, Inc.
220,000	4.000%, 6/15/2025[g]	219,782
	Numericable-SFR
670,000	6.000%, 5/15/2022[g]	660,369
	Scripps Networks Interactive, Inc.
370,000	2.800%, 6/15/2020	364,497
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	363,683
	Sprint Corporation
640,000	7.625%, 2/15/2025	603,200
	Telefonica Emisiones SAU
319,000	3.192%, 4/27/2018	327,690
175,000	7.045%, 6/20/2036	214,925
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	570,592
	Time Warner, Inc.
368,000	3.600%, 7/15/2025	357,947
265,000	6.250%, 3/29/2041	303,237
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	691,775
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	392,459

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Communications Services (0.4%) - continued
	UPCB Finance V, Ltd.
$567,000	7.250%, 11/15/2021[g]	$612,360
	Verizon Communications, Inc.
350,000	1.053%, 6/17/2019[h]	347,802
70,000	2.625%, 2/21/2020	69,843
525,000	3.000%, 11/1/2021	517,937
664,000	5.150%, 9/15/2023	726,974
26,000	6.400%, 9/15/2033	29,794
188,000	5.050%, 3/15/2034	189,265
319,000	4.272%, 1/15/2036[g]	287,760
66,000	6.550%, 9/15/2043	77,204
423,000	4.522%, 9/15/2048[g]	371,613
	Wind Acquisition Finance SA
425,000	4.750%, 7/15/2020[g]	418,625

	Total	19,910,807

Consumer Cyclical (0.2%)
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	605,587
	CVS Health Corporation
110,000	2.250%, 8/12/2019	109,500
188,000	6.125%, 9/15/2039	222,100
	Ford Motor Company
205,000	7.450%, 7/16/2031	261,950
	Ford Motor Credit Company, LLC
241,000	5.000%, 5/15/2018	259,096
350,000	2.597%, 11/4/2019	347,446
	General Motors Company
314,000	6.250%, 10/2/2043	350,284
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	644,329
264,000	4.000%, 1/15/2025	259,045
	Hilton Worldwide Finance, LLC
670,000	5.625%, 10/15/2021	695,929
	Home Depot, Inc.
184,000	2.625%, 6/1/2022	180,966
	Hyundai Capital America
130,000	2.000%, 3/19/2018[g]	130,046
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	652,050
	KB Home
328,000	4.750%, 5/15/2019	325,540
	L Brands, Inc.
630,000	5.625%, 2/15/2022	663,075
	Lennar Corporation
630,000	4.125%, 12/1/2018	636,300
	Macy’s Retail Holdings, Inc.
102,000	4.375%, 9/1/2023	107,564
275,000	3.625%, 6/1/2024	274,237
	MGM Resorts International
670,000	6.000%, 3/15/2023[d]	678,375
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[g]	204,000
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	113,500
186,000	4.000%, 12/31/2018	189,720
	United Rentals, Inc.
670,000	5.500%, 7/15/2025	647,388
	Walgreens Boots Alliance, Inc.
220,000	2.700%, 11/18/2019	220,294

	Total	8,778,321

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
120,000	1.800%, 5/14/2018	119,647
315,000	2.500%, 5/14/2020	311,768
220,000	3.600%, 5/14/2025	217,447
	Actavis Funding SCS
265,000	4.550%, 3/15/2035	251,955
352,000	4.850%, 6/15/2044	339,608
	Amgen, Inc.
150,000	2.125%, 5/1/2020	146,879
370,000	2.700%, 5/1/2022	357,702
190,000	3.125%, 5/1/2025	179,767
	B&G Foods, Inc.
480,000	4.625%, 6/1/2021	472,800
	BAT International Finance plc
220,000	0.796%, 6/15/2018[g,h]	219,870
	Becton, Dickinson and Company
288,000	6.375%, 8/1/2019	331,832
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	226,476
350,000	4.125%, 10/1/2023	355,320
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	340,901
	Cardinal Health, Inc.
120,000	1.950%, 6/15/2018	120,202
138,000	4.900%, 9/15/2045	137,502
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	667,485
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	140,749
	Cigna Corporation
265,000	5.375%, 2/15/2042	284,502
	EMD Finance, LLC
235,000	0.633%, 3/17/2017[g,h]	234,874
344,000	2.950%, 3/19/2022[g]	336,702
	Endo Finance LLC & Endo Finco, Inc.
630,000	7.000%, 7/15/2019[g]	653,310
	Forest Laboratories, Inc.
425,000	4.375%, 2/1/2019[g]	449,797
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	667,800
	H. J. Heinz Company
350,000	3.500%, 7/15/2022[g]	350,821
	HCA, Inc.
670,000	3.750%, 3/15/2019	675,025
	Hospira, Inc.
150,000	6.050%, 3/30/2017	161,394
270,000	5.800%, 8/12/2023	314,258
275,000	5.600%, 9/15/2040	311,370
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	888,890
	JBS USA, LLC
670,000	5.750%, 6/15/2025[g]	662,262
	Kraft Foods Group, Inc.
360,000	5.000%, 6/4/2042	358,748

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Laboratory Corporation of America Holdings
$165,000	2.625%, 2/1/2020	$163,721
350,000	4.700%, 2/1/2045	320,585
	Lorillard Tobacco Company
235,000	2.300%, 8/21/2017[d]	235,825
	McKesson Corporation
175,000	3.796%, 3/15/2024	177,012
225,000	4.883%, 3/15/2044	223,595
	Medco Health Solutions, Inc.
176,000	7.125%, 3/15/2018	200,340
	Medtronic, Inc.
375,000	4.375%, 3/15/2035[g]	372,122
	Merck & Company, Inc.
175,000	0.654%, 2/10/2020[h]	174,084
88,000	3.700%, 2/10/2045	78,616
	Mondelez International, Inc.
247,000	0.798%, 2/1/2019[h]	244,224
	Mylan, Inc.
235,000	7.875%, 7/15/2020[g]	244,805
	Ortho-Clinical Diagnostics, Inc.
450,000	6.625%, 5/15/2022[g]	394,875
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[g]	114,448
188,000	5.750%, 4/7/2021[g]	211,665
	Reynolds American, Inc.
342,000	5.700%, 8/15/2035	354,609
	Roche Holdings, Inc.
370,000	4.000%, 11/28/2044[g]	356,748
	SABMiller Holdings, Inc.
184,000	3.750%, 1/15/2022[g]	190,119
184,000	4.950%, 1/15/2042[g]	187,463
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,003
	Spectrum Brands Escrow Corporation
300,000	6.375%, 11/15/2020	317,250
	Spectrum Brands, Inc.
300,000	5.750%, 7/15/2025[g]	304,500
	Tenet Healthcare Corporation
670,000	8.125%, 4/1/2022	732,645
	WM Wrigley Jr. Company
165,000	2.000%, 10/20/2017[g]	166,441
	Zimmer Holdings, Inc.
258,000	4.450%, 8/15/2045	236,652

	Total	17,300,010

Energy (0.2%)
	Boardwalk Pipelines, Ltd.
310,000	5.875%, 11/15/2016	321,523
	BP Capital Markets plc
172,000	3.062%, 3/17/2022	171,552
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	286,948
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	345,492
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[g]	195,207
	Columbia Pipeline Group, Inc.
125,000	2.450%, 6/1/2018[g]	125,965
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	626,486
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	408,000
	El Paso, LLC
230,000	7.800%, 8/1/2031	262,680
	Enbridge, Inc.
245,000	0.734%, 6/2/2017[h]	242,067
	Energy Transfer Partners, LP
308,000	4.650%, 6/1/2021	316,114
265,000	4.900%, 3/15/2035	239,112
	Enterprise Products Operating, LLC
50,000	1.650%, 5/7/2018	49,950
352,000	2.550%, 10/15/2019	351,899
252,000	5.100%, 2/15/2045	245,106
180,000	7.034%, 1/15/2068	193,500
	EQT Corporation
162,000	5.150%, 3/1/2018	170,237
118,000	8.125%, 6/1/2019	138,123
	Hess Corporation
322,000	8.125%, 2/15/2019	381,215
	Kinder Morgan, Inc.
220,000	5.000%, 2/15/2021[g]	232,743
242,000	5.300%, 12/1/2034	224,986
	Linn Energy, LLC
629,634	6.250%, 11/1/2019	492,689
	Magellan Midstream Partners, LP
90,000	4.200%, 3/15/2045	79,985
	Marathon Oil Corporation
460,000	2.700%, 6/1/2020	456,306
	Marathon Petroleum Corporation
88,000	3.625%, 9/15/2024	86,399
176,000	4.750%, 9/15/2044	160,634
	MarkWest Energy Partners, LP
665,000	4.875%, 12/1/2024	650,037
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	606,375
	NiSource Finance Corporation
180,000	4.800%, 2/15/2044	183,537
265,000	5.650%, 2/1/2045	299,491
	Offshore Group Investment, Ltd.
630,000	7.500%, 11/1/2019	387,450
	Petroleos Mexicanos
175,000	3.500%, 1/30/2023	166,022
210,000	2.378%, 4/15/2025	211,959
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	680,584
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025[g]	663,300
	Shell International Finance BV
165,000	0.729%, 5/11/2020[h]	164,291
	Southwestern Energy Company
220,000	7.500%, 2/1/2018	245,480
	Spectra Energy Partners, LP
172,000	4.500%, 3/15/2045	152,375
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	268,683
	Valero Energy Corporation
258,000	4.900%, 3/15/2045	241,772

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Energy (0.2%) - continued
	Williams Companies, Inc.
$192,000	7.875%, 9/1/2021	$225,385
157,000	3.700%, 1/15/2023	146,184
185,000	4.550%, 6/24/2024	179,281

	Total	12,277,124

Financials (0.8%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	136,567
	Air Lease Corporation
220,000	2.125%, 1/15/2018	217,800
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	436,700
	American Express Credit Corporation
350,000	0.836%, 3/18/2019[h]	348,687
	American International Group, Inc.
145,000	2.300%, 7/16/2019	144,741
350,000	3.875%, 1/15/2035	316,132
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	134,335
	Banco Santander Chile
435,000	1.176%, 4/11/2017[g,h]	433,851
	Bank of America Corporation
370,000	1.351%, 3/22/2018[h]	373,368
295,000	1.144%, 4/1/2019[h]	295,540
345,000	3.300%, 1/11/2023	339,769
150,000	4.000%, 4/1/2024	152,636
250,000	4.000%, 1/22/2025	243,574
201,000	5.875%, 2/7/2042	231,806
323,000	8.000%, 12/29/2049[k]	340,765
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[g]	145,072
	Barclays Bank plc
280,000	10.179%, 6/12/2021[g]	370,972
	Barclays plc
264,000	2.750%, 11/8/2019	262,098
	BB&T Corporation
150,000	0.990%, 1/15/2020[h]	149,622
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	351,050
	BioMed Realty, LP
282,000	2.625%, 5/1/2019	280,807
	BNP Paribas SA
386,000	2.375%, 9/14/2017	391,782
	BPCE SA
258,000	5.700%, 10/22/2023[g]	271,962
	Caisse Centrale Desjardins du Quebec
210,000	0.944%, 1/29/2018[g,h]	210,877
	Capital One Financial Corporation
379,000	6.150%, 9/1/2016	400,029
235,000	2.450%, 4/24/2019	235,024
	Citigroup, Inc.
230,000	6.000%, 8/15/2017	250,168
245,000	1.044%, 4/8/2019[h]	244,457
335,000	8.500%, 5/22/2019	408,598
244,000	4.050%, 7/30/2022	249,851
685,000	4.400%, 6/10/2025	682,447
	CoBank ACB
120,000	0.886%, 6/15/2022*,h	113,095
	Compass Bank
264,000	2.750%, 9/29/2019	263,348
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	227,969
	Credit Agricole SA
290,000	1.075%, 4/15/2019[g,h]	292,072
360,000	2.750%, 6/10/2020[g]	359,766
	Credit Suisse AG
231,000	5.400%, 1/14/2020	255,409
	CyrusOne, LP
630,000	6.375%, 11/15/2022	652,050
	Denali Borrower, LLC
670,000	5.625%, 10/15/2020[g]	704,338
	Deutsche Bank AG
315,000	1.350%, 5/30/2017	312,889
	Discover Bank
235,000	8.700%, 11/18/2019	285,836
	Discover Financial Services
188,000	6.450%, 6/12/2017	204,183
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[g]	605,296
	Duke Realty, LP
88,000	3.875%, 2/15/2021	91,340
264,000	4.375%, 6/15/2022	275,851
	ERP Operating, LP
90,000	3.375%, 6/1/2025	88,127
	European Investment Bank
445,000	1.875%, 3/15/2019	451,868
330,000	2.125%, 10/15/2021	329,497
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	303,179
145,000	2.875%, 10/1/2021	143,574
	General Electric Capital Corporation
610,000	3.100%, 1/9/2023	608,319
350,000	6.750%, 3/15/2032	454,387
	Genworth Financial, Inc.
248,000	7.700%, 6/15/2020	268,455
	Goldman Sachs Group, Inc.
390,000	1.478%, 4/30/2018[h]	394,114
205,000	1.374%, 11/15/2018[h]	206,816
310,000	2.550%, 10/23/2019	310,727
374,000	5.375%, 3/15/2020	416,456
210,000	1.437%, 4/23/2020[h]	212,051
336,000	5.250%, 7/27/2021	373,134
450,000	3.500%, 1/23/2025	436,407
184,000	5.150%, 5/22/2045	177,510
	Hartford Financial Services Group, Inc.
249,000	5.125%, 4/15/2022	276,148
	HBOS plc
288,000	6.750%, 5/21/2018[g]	319,321
	HCP, Inc.
176,000	3.400%, 2/1/2025	165,240
	Health Care REIT, Inc.
58,000	2.250%, 3/15/2018	58,429
185,000	3.750%, 3/15/2023	183,146
135,000	4.000%, 6/1/2025	133,240
	HSBC Bank plc
495,000	0.914%, 5/15/2018[g,h]	497,095

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Financials (0.8%) - continued
	HSBC Holdings plc
$176,000	5.250%, 3/14/2044	$182,560
270,000	6.375%, 3/29/2049[k]	271,350
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,829
	Hutchison Whampoa International 14, Ltd.
275,000	3.625%, 10/31/2024[g]	270,535
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020	516,250
	ING Bank NV
282,000	4.125%, 11/21/2023	289,666
	ING Capital Funding Trust III
265,000	3.882%, 12/29/2049[h,k]	263,012
	International Lease Finance Corporation
383,000	2.236%, 6/15/2016[h]	382,521
	Intesa Sanpaolo SPA
141,000	3.875%, 1/16/2018	145,559
	J.P. Morgan Chase & Company
200,000	1.800%, 1/25/2018	200,617
326,000	6.300%, 4/23/2019	373,473
165,000	2.250%, 1/23/2020	162,143
50,000	3.200%, 1/25/2023	49,039
352,000	3.625%, 5/13/2024	349,447
166,000	3.875%, 9/10/2024	163,328
690,000	3.125%, 1/23/2025	658,782
332,000	7.900%, 4/29/2049[k]	351,173
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	64,500
56,000	6.500%, 5/1/2042[g]	65,347
	Liberty Property, LP
258,000	3.750%, 4/1/2025	249,759
	Lloyds Bank plc
235,000	0.806%, 3/16/2018[h]	234,931
	Lloyds Banking Group plc
288,000	5.920%, 9/29/2049[g,k]	286,560
	Merrill Lynch & Company, Inc.
610,000	6.050%, 5/16/2016	633,422
225,000	6.400%, 8/28/2017	246,699
	MetLife, Inc.
355,000	4.050%, 3/1/2045	326,064
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	282,408
	Morgan Stanley
498,000	6.625%, 4/1/2018	558,784
260,000	1.557%, 4/25/2018[h]	263,740
210,000	1.417%, 1/27/2020[h]	212,890
155,000	4.875%, 11/1/2022	164,875
329,000	4.100%, 5/22/2023	329,615
220,000	4.300%, 1/27/2045	205,567
215,000	5.550%, 12/29/2049[k]	213,441
	MPT Operating Partnership, LP
450,000	5.500%, 5/1/2024	463,500
	National City Corporation
288,000	6.875%, 5/15/2019	334,001
	Prologis, LP
370,000	7.375%, 10/30/2019	438,002
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	145,045
	Quicken Loans, Inc.
450,000	5.750%, 5/1/2025[g]	430,875
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,413
	Regions Bank
250,000	7.500%, 5/15/2018	286,957
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	111,907
252,000	5.000%, 6/1/2021	276,201
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	230,825
	Royal Bank of Scotland Group plc
295,000	1.222%, 3/31/2017[h]	295,203
	Santander Holdings USA, Inc.
276,000	2.650%, 4/17/2020	271,338
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	127,026
400,000	2.750%, 2/1/2023	385,327
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	368,577
	SLM Corporation
75,000	3.875%, 9/10/2015	75,094
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[g]	600,957
	Sumitomo Mitsui Banking Corporation
485,000	1.300%, 1/10/2017	485,400
250,000	0.856%, 1/16/2018[h]	249,995
	Svenska Handelsbanken AB
252,000	1.625%, 3/21/2018	252,458
330,000	0.773%, 6/17/2019[h]	329,836
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,k]	128,500
	Synchrony Financial
155,000	3.000%, 8/15/2019	156,103
140,000	1.509%, 2/3/2020[h]	140,616
160,000	3.750%, 8/15/2021	161,217
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	127,614
	USB Realty Corporation
140,000	1.422%, 12/29/2049[g,h,k]	127,925
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	353,011
	Wells Fargo & Company
210,000	0.958%, 1/30/2020[h]	208,964
345,000	3.450%, 2/13/2023	343,132
350,000	3.000%, 2/19/2025	335,209

	Total	37,835,883

Foreign Government (<0.1%)
	Eksportfinans ASA
111,000	5.500%, 5/25/2016	114,191
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	203,016
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[g]	332,895

	Total	650,102

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$13,300,000	3.000%, 7/1/2030[c]	$13,768,825
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
378,907	1.960%, 6/1/2043[h]	390,305
12,300,000	4.000%, 7/1/2045[c]	13,007,490
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,775,000	3.500%, 7/1/2030[c]	18,746,237
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,305,390	2.054%, 3/1/2043[h]	2,394,343
2,286,634	1.729%, 7/1/2043[h]	2,344,163
577,500	2.013%, 7/1/2043[h]	595,544
561,849	2.067%, 8/1/2043[h]	580,515
46,675,000	3.500%, 7/1/2045[c]	48,100,776
30,000,000	3.500%, 8/1/2045[c]	30,836,719
36,000,000	4.000%, 8/1/2045[c]	38,056,919
28,714,000	4.500%, 8/1/2045[c]	30,997,662

	Total	199,819,498

Technology (0.2%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	190,439
	Apple, Inc.
165,000	0.577%, 5/6/2020[h]	164,526
365,000	3.200%, 5/13/2025	363,113
350,000	3.450%, 2/9/2045	296,633
	Baidu, Inc.
250,000	2.750%, 6/9/2019	250,125
	Cisco Systems, Inc.
220,000	0.593%, 6/15/2018[h]	220,385
	CommScope Technologies Finance, LLC
465,000	6.000%, 6/15/2025[g]	463,256
	Equinix, Inc.
450,000	5.750%, 1/1/2025	445,500
	Fidelity National Information Services, Inc.
336,000	1.450%, 6/5/2017	335,242
	First Data Corporation
630,000	7.375%, 6/15/2019[g]	654,885
	Freescale Semiconductor, Inc.
670,000	6.000%, 1/15/2022[g]	710,200
	Hewlett-Packard Company
329,000	5.400%, 3/1/2017	350,261
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	658,350
	Micron Semiconductor Asia Pte, Ltd.
180,000	1.258%, 1/15/2019	180,075
	Oracle Corporation
150,000	2.500%, 5/15/2022	145,651
460,000	2.950%, 5/15/2025	442,713
	Plantronics, Inc.
670,000	5.500%, 5/31/2023[g]	678,375
	Qualcomm, Inc.
275,000	3.000%, 5/20/2022	273,136
	Seagate HDD Cayman
368,000	4.875%, 6/1/2027[g]	357,720
	Tyco Electronics Group SA
368,000	6.550%, 10/1/2017	408,326

	Total	7,588,911

Transportation (0.1%)
	Air Canada Pass Through Trust
140,000	3.875%, 3/15/2023[g]	137,382
	American Airlines Pass Through Trust
445,000	3.375%, 5/1/2027	434,987
	Avis Budget Car Rental, LLC
365,000	5.125%, 6/1/2022[g]	355,875
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	368,212
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	83,101
	Continental Airlines, Inc.
148,758	4.150%, 4/11/2024	151,919
	CSX Corporation
115,000	3.700%, 11/1/2023	118,058
	Delta Air Lines, Inc.
204,000	6.750%, 5/23/2017	207,407
88,290	4.950%, 5/23/2019	93,533
24,951	4.750%, 5/7/2020	26,386
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[g]	68,342
265,000	4.500%, 2/15/2045[g]	243,541
	FedEx Corporation
450,000	3.900%, 2/1/2035	416,018
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	289,161
	Union Pacific Corporation
100,000	3.875%, 2/1/2055	87,938
	Virgin Australia Holdings, Ltd.
90,486	5.000%, 10/23/2023[g]	93,879
	XPO Logistics, Inc.
225,000	6.500%, 6/15/2022[g]	220,219

	Total	3,395,958

U.S. Government and Agencies (4.2%)
	Federal National Mortgage Association
1,535,000	0.875%, 5/21/2018	1,525,813
2,830,000	1.625%, 1/21/2020	2,826,078
2,835,000	2.625%, 9/6/2024	2,836,094
405,000	6.250%, 5/15/2029	553,243
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	474,517
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	5,837,232
2,900,000	5.250%, 11/15/2028	3,779,970
2,050,000	4.375%, 5/15/2040	2,524,222
39,845,000	3.000%, 5/15/2042	39,038,776
	U.S. Treasury Bonds, TIPS
1,716,422	0.125%, 4/15/2019	1,738,682
100,408	2.375%, 1/15/2025	118,121
65,675	2.125%, 2/15/2040	80,878
575,855	0.750%, 2/15/2042	529,202

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015 (unaudited)

(unaudited)

Principal Amount	Long-Term Fixed Income (12.3%)	Value
U.S. Government and Agencies (4.2%) - continued
	U.S. Treasury Notes
$4,385,000	0.875%, 11/15/2017	$4,393,222
19,915,000	1.500%, 10/31/2019	19,925,894
2,000,000	1.625%, 6/30/2020	1,999,844
29,565,000	1.875%, 6/30/2020	29,906,831
685,000	1.625%, 8/15/2022	664,022
9,850,000	2.250%, 11/15/2024	9,789,974
14,300,000	3.625%, 2/15/2044	15,722,178
	U.S. Treasury Notes, TIPS
29,680,340	0.125%, 4/15/2018	30,146,410
611,489	0.125%, 1/15/2022	605,995
36,104,216	0.125%, 1/15/2023	35,466,760

	Total	210,483,958

Utilities (0.2%)
	AES Corporation
630,000	7.375%, 7/1/2021	691,425
	American Electric Power Company, Inc.
368,000	2.950%, 12/15/2022	357,153
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	178,490
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	131,422
	Calpine Corporation
670,000	5.375%, 1/15/2023	658,275
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	318,743
	Consolidated Edison Company of New York, Inc.
220,000	4.450%, 3/15/2044	217,058
	DCP Midstream Operating, LP
185,000	3.875%, 3/15/2023	170,925
	DCP Midstream, LLC
298,000	4.750%, 9/30/2021[g]	294,455
	DTE Electric Company
265,000	3.700%, 3/15/2045	239,561
	DTE Energy Company
70,000	2.400%, 12/1/2019	69,994
	Duke Energy Carolinas, LLC
172,000	3.750%, 6/1/2045	156,854
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	169,652
	Dynegy Finance I, Inc.
430,000	6.750%, 11/1/2019[g]	447,415
	EDP Finance BV
262,000	4.125%, 1/15/2020[g]	264,543
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	91,967
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	668,325
	Eversource Energy
150,000	1.600%, 1/15/2018	150,597
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	329,942
135,000	2.950%, 1/15/2020	135,467
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	68,199
265,000	5.300%, 7/1/2043	283,168
	MidAmerican Energy Holdings Company
205,000	6.500%, 9/15/2037	251,494
	Monongahela Power Company
275,000	5.400%, 12/15/2043[g]	303,695
	NextEra Energy Capital Holdings, Inc.
50,000	1.586%, 6/1/2017	50,109
	Northern States Power Company
410,000	4.125%, 5/15/2044	402,617
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	648,900
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045[g]	230,578
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	378,757
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,182
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	145,717
265,000	5.000%, 3/15/2044	278,466
	Sempra Energy
440,000	6.150%, 6/15/2018	493,916
170,000	2.400%, 3/15/2020	168,678
	Southern California Edison Company
100,000	2.400%, 2/1/2022	97,262
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	156,699
	TransAlta Corporation
336,000	1.900%, 6/3/2017	334,310
	Xcel Energy, Inc.
155,000	1.200%, 6/1/2017	155,029

	Total	10,330,039

	Total Long-Term Fixed Income (cost $614,722,658)	615,235,662

Shares	Collateral Held for Securities Loaned (1.4%)
68,786,888	Thrivent Cash Management Trust	68,786,888

	Total Collateral Held for Securities Loaned (cost $68,786,888)	68,786,888

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (18.8%)[l]	Value
	Federal Home Loan Bank Discount Notes
30,333,000	0.071%, 7/1/2015	$30,333,000
77,000,000	0.076%, 7/6/2015[f]	76,999,192
3,000,000	0.060%, 7/7/2015	2,999,970
52,425,000	0.079%, 7/8/2015[f]	52,424,190
21,550,000	0.044%, 7/10/2015	21,549,765
10,000,000	0.060%, 7/13/2015	9,999,800
39,500,000	0.070%, 7/15/2015	39,498,925
18,000,000	0.075%, 7/16/2015	17,999,437
54,500,000	0.075%, 7/17/2015	54,498,188
64,400,000	0.078%, 7/22/2015	64,397,079
23,000,000	0.073%, 7/24/2015	22,998,927
75,293,000	0.077%, 7/29/2015[f]	75,288,505
44,500,000	0.082%, 7/31/2015	44,496,961
32,300,000	0.079%, 8/5/2015	32,297,510
33,000,000	0.073%, 8/7/2015	32,997,520
61,000,000	0.087%, 8/12/2015	60,993,838
7,100,000	0.070%, 8/14/2015	7,099,393
15,000,000	0.060%, 8/17/2015	14,998,825
50,500,000	0.063%, 8/19/2015	50,495,669
64,000,000	0.072%, 8/21/2015[f]	63,993,448
1,000,000	0.080%, 8/24/2015	999,880
43,905,000	0.064%, 8/26/2015	43,900,653
3,000,000	0.081%, 9/2/2015	2,999,575
53,808,000	0.084%, 9/4/2015	53,799,809
4,000,000	0.085%, 9/8/2015	3,999,348
13,000,000	0.088%, 9/9/2015	12,997,764
4,600,000	0.085%, 9/11/2015	4,599,218
7,000,000	0.080%, 9/18/2015	6,998,771
	Federal National Mortgage Association Discount Notes
23,000,000	0.065%, 7/15/2015[f]	22,999,419
4,000,000	0.125%, 8/12/2015[f]	3,999,417
	U.S. Treasury Bills
2,300,000	0.001%, 8/20/2015[m]	2,299,997
500,000	0.011%, 9/3/2015	499,990

	Total Short-Term Investments (at amortized cost)	936,453,983

	Total Investments (cost $4,783,058,234) 105.2%	$5,243,389,413

	Other Assets and Liabilities, Net (5.2%)	(257,275,739)

	Total Net Assets 100.0%	$4,986,113,674

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan.
e	Non-income producing security.
f	At June 30, 2015, $56,668,380 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $41,967,909 or 0.8% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2015, $2,299,997 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,807
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 11/15/2025	11/26/2014	750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Betony CLO, Ltd., 4/15/2027	2/25/2015	350,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	114,657
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	358,787
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	399,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	10/16/2014	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	1,100,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	1,147,125
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	$900,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	1,200,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	1,141,375
Symphony CLO, Ltd., 1/9/2023	9/15/2014	381,161
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	561,991
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$ 4,204,724	3.500%, 5/22/2020	$3,012,516
	Axalta Coating Systems US Holdings, Inc., Term Loan
2,809,565	3.750%, 2/1/2020	2,804,648
	Fortescue Metals Group, Ltd., Term Loan
2,159,338	3.750%, 6/30/2019	1,912,980
	Ineos US Finance, LLC, Term Loan
3,822,396	3.750%, 12/15/2020	3,794,531
	NewPage Corporation, Term Loan
7,834,334	9.500%, 2/11/2021	6,283,136
	Tronox Pigments BV, Term Loan
5,146,657	4.250%, 3/19/2020[b,c]	5,143,466
	Wausau Paper Corporation, Term Loan
5,333,178	6.500%, 7/30/2020	5,306,512

	Total	28,257,789

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,276,042	3.750%, 10/9/2019	2,245,884
	Berry Plastics Group, Inc., Term Loan
6,275,550	3.500%, 2/8/2020	6,242,039
	Silver II Borrower, Term Loan
1,565,288	4.000%, 12/13/2019	1,508,155
	Sterigenics-Nordion Holdings, LLC, Term Loan
915,000	4.250%, 5/15/2022	912,712

	Total	10,908,790

Communications Services (1.3%)
	Atlantic Broadband Penn, LLC, Term Loan
1,191,643	3.250%, 11/30/2019	1,185,816
	Birch Communication, Inc., Term Loan
7,893,663	7.750%, 7/17/2020	7,893,663
	Cable & Wireless Communications plc, Term Loan
542,609	5.500%, 4/28/2017	541,930
	Cengage Learning Acquisitions, Term Loan
5,810,378	7.000%, 3/31/2020	5,810,378
	Charter Communications Operating, LLC, Term Loan
842,800	3.000%, 7/1/2020	832,619
4,410,000	3.000%, 1/3/2021	4,351,744
	Clear Channel Communications, Inc., Term Loan
1,172,348	7.687%, 7/30/2019	1,094,024
	Fairpoint Communications, Term Loan
4,183,700	7.500%, 2/14/2019	4,213,781
	Grande Communications Networks, LLC, Term Loan
2,557,843	4.500%, 5/29/2020	2,540,271
	Hargray Communications Group, Inc., Term Loan
4,682,753	5.250%, 6/26/2019	4,701,765
	iHeartCommunications, Inc., Term Loan
3,645,169	6.937%, 1/30/2019	3,361,029
	IMG Worldwide, Inc., Term Loan
3,171,990	0.000%, 5/6/2021[b,c]	3,162,474
	Integra Telecom Holdings, Inc., Term Loan
890,900	9.750%, 2/21/2020	883,479
3,388,059	5.250%, 8/14/2020	3,361,801
	Intelsat Jackson Holdings SA, Term Loan
2,274,236	3.750%, 6/30/2019	2,254,814
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,303,975
	Level 3 Financing, Inc., Term Loan
1,680,000	3.500%, 5/31/2022	1,667,047
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,090,000	4.500%, 1/7/2022	2,069,100
2,290,000	4.500%, 1/7/2022	2,282,374
1,000,000	7.750%, 7/7/2023	1,000,000
	LTS Buyer, LLC, Term Loan
3,173,481	4.000%, 4/13/2020	3,152,663
135,988	8.000%, 4/12/2021	135,081
	Mediacom Broadband, LLC, Term Loan
1,317,738	4.000%, 1/20/2020	1,314,443
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	239,821
	NEP/NCP Holdco, Inc., Term Loan
9,229,014	4.250%, 1/22/2020	9,079,042
	NTelos, Inc., Term Loan
1,239,938	5.750%, 11/9/2019	1,084,945
	SBA Senior Finance II, LLC, Term Loan
4,700,000	3.250%, 6/10/2022	4,644,211
	Syniverse Holdings, Inc., Term Loan
3,315,763	4.000%, 4/23/2019	3,118,210
	TNS, Inc., Term Loan
4,999,184	5.000%, 2/14/2020	4,997,085
	Univision Communications, Inc., Term Loan
3,745,394	4.000%, 3/1/2020	3,711,948
	Virgin Media Investment Holdings, Ltd., Term Loan
5,049,909	3.500%, 6/30/2023	4,995,219
	WideOpenWest Finance, LLC, Term Loan
5,572,035	4.500%, 4/1/2019	5,557,325
	XO Communications, LLC, Term Loan
3,851,250	4.250%, 3/20/2021	3,842,431
	Yankee Cable Acquisition, LLC, Term Loan
3,663,472	4.250%, 3/1/2020	3,663,472
	Zayo Group, LLC, Term Loan
9,428,295	3.750%, 7/2/2019	9,340,518

	Total	115,388,498

Consumer Cyclical (0.7%)
	Amaya Gaming Group, Inc., Term Loan
4,639,938	5.000%, 8/1/2021	4,631,818

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 1,754,092	4.250%, 8/13/2021	$1,752,706
	Ceridian HCM Holding, Inc., Term Loan
2,481,568	4.500%, 9/15/2020	2,455,214
	Chrysler Group, LLC, Term Loan
2,877,557	3.500%, 5/24/2017	2,870,047
	Golden Nugget, Inc., Delayed Draw
512,415	5.500%, 11/21/2019	516,258
	Golden Nugget, Inc., Term Loan
1,195,635	5.500%, 11/21/2019	1,204,602
	Hilton Worldwide Finance, LLC, Term Loan
9,249,528	3.500%, 10/26/2020	9,251,008
	J.C. Penney Corporation, Inc., Term Loan
3,900,400	6.000%, 5/22/2018	3,889,245
	Las Vegas Sands, LLC, Term Loan
2,117,750	3.250%, 12/19/2020	2,106,356
	Marina District Finance Company, Inc., Term Loan
2,150,934	6.500%, 8/15/2018	2,168,421
	MGM Resorts International, Term Loan
2,603,250	3.500%, 12/20/2019	2,583,075
	Mohegan Tribal Gaming Authority, Term Loan
6,698,000	5.500%, 11/19/2019	6,659,285
	Rite Aid Corporation, Term Loan
1,285,000	5.750%, 8/21/2020	1,297,053
	ROC Finance, LLC, Term Loan
6,120,975	5.000%, 6/20/2019	5,995,985
	Scientific Games International, Inc., Term Loan
7,915,302	6.000%, 10/18/2020	7,909,920
1,853,358	0.000%, 10/1/2021[b,c]	1,851,283
	Seminole Indian Tribe of Florida, Term Loan
1,360,638	3.000%, 4/29/2020	1,358,596

	Total	58,500,872

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
6,894,705	5.375%, 3/21/2019	6,917,113
	Catalina Marketing Corporation, Term Loan
3,861,000	4.500%, 4/9/2021	3,397,680
	CHS/Community Health Systems, Inc., Term Loan
456,672	3.534%, 12/31/2018	456,275
428,579	3.750%, 1/27/2021	428,454
788,573	4.000%, 1/27/2021	789,378
	Endo Luxembourg Finance I Co Sarl, Term Loan
4,690,000	0.000%, 6/24/2022[b,c]	4,698,817
	HCA, Inc., Term Loan
1,473,750	2.937%, 3/31/2017	1,472,468
	JBS USA, LLC, Term Loan
2,816,296	3.750%, 5/25/2018	2,805,735
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,478,695	4.750%, 3/22/2019	3,484,504
	Ortho-Clinical Diagnostics, Inc., Term Loan
10,363,350	4.750%, 6/30/2021[b,c]	10,148,725
	Roundy’s Supermarkets, Inc., Term Loan
3,387,446	5.750%, 3/3/2021	3,268,885
	Supervalu, Inc., Term Loan
8,050,007	4.500%, 3/21/2019	8,059,184
	Visant Corporation, Term Loan
5,197,443	7.000%, 9/23/2021	5,006,853

	Total	50,934,071

Energy (0.3%)
	Altice US Finance I Corporation, Term Loan
1,995,993	4.250%, 6/8/2022	1,977,910
	Arch Coal, Inc., Term Loan
3,433,499	6.250%, 5/16/2018	2,336,942
	Energy Solutions, LLC, Term Loan
6,213,304	6.750%, 5/29/2020	6,223,680
	Expro Holdings UK 2, Ltd., Term Loan
2,977,500	5.750%, 9/2/2021	2,613,679
	Fieldwood Energy, LLC, Term Loan
2,063,268	3.875%, 10/1/2018	1,962,043
660,000	8.375%, 9/30/2020	504,075
	Houston Fuel Oil Terminal, LLC, Term Loan
3,702,025	4.250%, 8/19/2021	3,516,924
	McJunkin Red Man Corporation, Term Loan
1,445,008	5.000%, 11/8/2019	1,432,364
	Offshore Group Investment, Ltd., Term Loan
3,308,838	5.750%, 3/28/2019	2,005,983
	Pacific Drilling SA, Term Loan
2,376,500	4.500%, 6/3/2018	1,907,141
	Targa Resources Partners, LP, Term Loan
269,767	5.750%, 2/27/2022	271,791

	Total	24,752,532

Financials (0.3%)
	DJO Finance, LLC, Term Loan
1,455,000	4.250%, 6/7/2020	1,454,098
	GEO Group, Inc., Term Loan
843,780	3.250%, 4/3/2020	842,371
	Harland Clarke Holdings Corporation, Term Loan
4,436,500	7.000%, 5/22/2018	4,447,591
481,250	6.000%, 8/4/2019	481,852
	MoneyGram International, Inc., Term Loan
3,367,487	4.250%, 3/27/2020	3,196,318
	MPH Acquisition Holdings, LLC, Term Loan
2,102,273	3.750%, 3/31/2021	2,087,998
	TransUnion, LLC, Term Loan
7,751,875	3.750%, 4/9/2021	7,678,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Financials (0.3%) - continued
	WaveDivision Holdings, LLC, Term Loan
$ 3,568,500	4.000%, 10/15/2019	$3,564,039

	Total	23,752,267

Technology (0.2%)
	Avago Technologies, Ltd., Term Loan
2,583,050	3.750%, 5/6/2021	2,585,349
	First Data Corporation, Term Loan
7,025,000	3.687%, 3/23/2018	6,996,127
1,355,000	3.687%, 9/24/2018	1,350,163
	Freescale Semiconductor, Inc., Term Loan
3,035,487	4.250%, 2/28/2020	3,036,337
3,094,875	5.000%, 1/15/2021	3,103,262
	Infor US, Inc., Term Loan
1,774,846	3.750%, 6/3/2020	1,748,968
	Merrill Communications, LLC, Term Loan
1,040,000	6.250%, 6/1/2022	1,034,800
	SS&C European Holdings SARL, Term Loan
2,019,954	0.000%, 6/29/2022[b,c]	2,018,702
455,046	0.000%, 6/29/2022[b,c]	454,764

	Total	22,328,472

Transportation (0.2%)
	American Airlines, Inc., Term Loan
3,645,075	3.500%, 6/27/2020	3,606,365
	Delta Air Lines, Inc., Term Loan
2,972,426	3.250%, 4/20/2017	2,963,746
	OSG Bulk Ships, Inc., Term Loan
4,885,650	5.250%, 8/5/2019	4,882,621
	United Airlines, Inc., Term Loan
2,106,512	3.250%, 4/1/2019	2,098,613
893,250	3.750%, 9/15/2021	892,696

	Total	14,444,041

Utilities (<0.1%)
	Calpine Corporation, Term Loan
2,635,475	4.000%, 10/9/2019	2,632,181
625,343	3.500%, 5/27/2022	619,246
	Intergen NV, Term Loan
1,685,600	5.500%, 6/15/2020	1,611,855

	Total	4,863,282

	Total Bank Loans (cost $362,418,240)	354,130,614

Shares	Mutual Funds (34.8%)
Affiliated Equity Mutual Funds (20.6%)
4,903,115	Thrivent Partner Small Cap Value Portfolio	127,187,284
4,191,815	Thrivent Small Cap Stock Portfolio	71,772,669
8,207,190	Thrivent Partner Mid Cap Value Portfolio	130,448,368
13,836,768	Thrivent Mid Cap Stock Portfolio	233,745,905
55,766,496	Thrivent Partner Worldwide Allocation Portfolio	532,452,927
27,999,217	Thrivent Large Cap Value Portfolio	455,947,653
22,633,380	Thrivent Large Cap Stock Portfolio	266,983,346

	Total	1,818,538,152

Affiliated Fixed Income Mutual Funds (13.3%)
39,319,547	Thrivent High Yield Portfolio	191,946,231
61,091,708	Thrivent Income Portfolio	616,012,128
37,473,057	Thrivent Limited Maturity Bond Portfolio	368,214,008

	Total	1,176,172,367

Equity Mutual Funds (0.6%)
9,000	iShares MSCI EAFE Index Fund	571,410
54,910	Materials Select Sector SPDR Fund	2,657,095
36,340	Market Vectors Oil Service ETF[d]	1,268,266
15,260	iShares Russell 2000 Index Fund[d]	1,905,364
446,700	SPDR Euro Stoxx 50 ETF[d]	16,719,981
115,675	SPDR S&P 500 ETF Trust	23,811,699
53,197	iShares Russell 2000 Growth Index Fund[d]	8,223,192

	Total	55,157,007

Fixed Income Mutual Funds (0.3%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,955,590
144,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	16,663,680

	Total	29,619,270

	Total Mutual Funds (cost $2,787,590,981)	3,079,486,796

Principal Amount	Long-Term Fixed Income (24.3%)
Asset-Backed Securities (1.1%)
	Access Group, Inc.
961,322	0.687%, 2/25/2036[e,f]	950,412
	Ally Auto Receivables Trust
94,465	0.720%, 5/20/2016	94,471
	Ares CLO, Ltd.
4,400,000	1.564%, 10/12/2023[e,f]	4,390,170
2,750,000	1.754%, 11/15/2025*,f	2,749,870
	BA Credit Card Trust
1,750,000	0.566%, 6/15/2021[f]	1,748,954
	Barclays Dryrock Issuance Trust
3,500,000	0.546%, 12/16/2019[f]	3,500,011
	Bayview Opportunity Master Fund Trust
2,787,504	3.721%, 2/28/2035*	2,793,171
	Bayview Opportunity Master Fund Trust IIB, LP
1,875,744	3.228%, 7/28/2034*,g	1,880,213
	Betony CLO, Ltd.
1,260,000	1.779%, 4/15/2027*,f	1,259,616
	CAM Mortgage, LLC
3,750,000	3.500%, 7/15/2064*	3,750,000
	Capital One Multi-Asset Execution Trust
2,250,000	0.554%, 1/18/2022[f]	2,252,513
	Chase Issuance Trust
2,400,000	1.590%, 2/18/2020	2,412,571
	Chesapeake Funding, LLC
1,938,953	0.634%, 1/7/2025[e,f]	1,939,854

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Asset-Backed Securities (1.1%) - continued
	Countrywide Asset-Backed Certificates
$ 1,364,951	5.530%, 4/25/2047	$1,440,744
	Edlinc Student Loan Funding Trust
98,788	3.190%, 10/1/2025*,f	100,022
	Enterprise Fleet Financing, LLC
1,949,217	1.060%, 3/20/2019[e]	1,951,855
1,134,156	0.870%, 9/20/2019[e]	1,133,237
	FirstEnergy Ohio PIRB Special Purpose Trust
612,958	0.679%, 1/15/2019	612,886
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[e]	1,366,698
	Golden Credit Card Trust
2,000,000	0.616%, 9/15/2018[e,f]	2,001,500
	GoldenTree Loan Opportunities IX, Ltd.
1,400,000	1.789%, 10/29/2026*,f	1,397,340
	Lehman XS Trust
6,400,114	5.440%, 8/25/2035[g]	5,839,925
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045	5,489,246
5,400,000	3.246%, 12/15/2047	5,401,669
	Morgan Stanley Capital, Inc.
2,888,106	0.337%, 2/25/2037[f]	1,742,984
	OZLM VIII, Ltd.
1,400,000	1.714%, 10/17/2026*,f	1,397,445
	Race Point IX CLO, Ltd.
3,260,000	1.768%, 4/15/2027*,f	3,255,369
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036[g]	4,569,624
3,660,219	5.580%, 11/25/2036[g]	2,189,492
	SLM Student Loan Trust
2,215,422	0.786%, 7/15/2022[e,f]	2,218,528
383,461	0.786%, 8/15/2022[e,f]	383,810
1,783,042	0.677%, 4/25/2023[e,f]	1,783,645
125,000	1.236%, 5/17/2027[e,f]	125,919
	U.S. Residential Opportunity Fund III Trust
2,206,507	3.721%, 1/27/2035*	2,206,952
	U.S. Small Business Administration
983,839	3.191%, 3/10/2024	1,018,061
	UBS Commercial Mortgage Trust
8,150,000	3.400%, 5/10/2045	8,429,080
	Vericrest Opportunity Loan Transferee
2,740,557	3.375%, 10/25/2058*,g	2,734,714
5,000,000	3.500%, 6/26/2045e	4,995,000
4,650,000	3.500%, 6/26/2045[e]	4,644,885
2,212,832	3.500%, 2/25/2055*,g	2,209,830
	Volvo Financial Equipment, LLC
815,368	0.740%, 3/15/2017[e]	815,378
2,000,000	0.820%, 4/16/2018[e]	1,997,008
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,400,412
	World Omni Master Owner Trust
150,000	0.536%, 2/15/2018[e,f]	150,000

	Total	104,725,084

Basic Materials (0.2%)
	Albemarle Corporation
395,000	3.000%, 12/1/2019	395,767
	ArcelorMittal
1,425,000	6.250%, 3/1/2021	1,492,687
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[e]	600,818
621,000	7.000%, 2/15/2021[e]	593,831
	Freeport-McMoRan, Inc.
1,580,000	2.375%, 3/15/2018	1,567,905
960,000	3.550%, 3/1/2022	888,603
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[e]	919,128
	Glencore Funding, LLC
680,000	1.336%, 4/16/2018[e,f]	679,627
1,352,000	2.875%, 4/16/2020[e]	1,325,193
	Hexion US Finance Corporation
1,100,000	8.875%, 2/1/2018	992,750
	LyondellBasell Industries NV
1,280,000	6.000%, 11/15/2021	1,465,160
	Packaging Corporation of America
1,350,000	4.500%, 11/1/2023	1,392,250
	Sappi Papier Holding GmbH
700,000	6.625%, 4/15/2021[e]	726,250
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024	1,237,753

	Total	14,277,722

Capital Goods (0.2%)
	Boeing Company
965,000	3.500%, 3/1/2045	853,497
	Brand Energy & Infrastructure Services, Inc.
625,000	8.500%, 12/1/2021[e]	581,250
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,100,000
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,388,239
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,197,000
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,326,827
	Lockheed Martin Corporation
1,305,000	3.800%, 3/1/2045	1,163,357
	Martin Marietta Materials, Inc.
960,000	1.382%, 6/30/2017[f]	955,979
	Northrop Grumman Corporation
1,310,000	3.850%, 4/15/2045	1,152,637
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[e]	948,000
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,128,968
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,276,760
	Textron, Inc.
785,000	5.600%, 12/1/2017	853,181
685,000	5.950%, 9/21/2021	784,367

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Capital Goods (0.2%) - continued
	Waste Management, Inc.
$ 310,000	3.125%, 3/1/2025	$300,749

	Total	15,010,811

Collateralized Mortgage Obligations (1.4%)
	Alm Loan Funding CLO
1,400,000	1.662%, 10/17/2026*,f	1,396,851
	Alternative Loan Trust
1,540,180	6.000%, 6/25/2036	1,405,384
	Apidos CLO XVIII
1,400,000	1.669%, 7/22/2026*,f	1,391,870
	Babson CLO, Ltd.
1,400,000	1.656%, 10/17/2026*,f	1,394,367
	Bayview Opportunity Master Fund IIIb NPL Trust
2,150,000	3.721%, 7/28/2035[e,g]	2,150,000
	Birchwood Park CLO, Ltd.
1,400,000	1.693%, 7/15/2026*,f	1,397,451
	BlueMountain CLO, Ltd.
1,400,000	1.750%, 10/15/2026*,f	1,395,712
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	1.575%, 7/20/2023*,f	1,394,346
1,400,000	1.752%, 10/15/2026*,f	1,401,187
	Cent CLO 16, LP
1,400,000	1.528%, 8/1/2024*,f	1,391,463
	Cent CLO 22, Ltd.
1,400,000	1.756%, 11/7/2026*,f	1,395,597
	Citigroup Mortgage Loan Trust, Inc.
1,078,823	5.500%, 11/25/2035	996,752
	CitiMortgage Alternative Loan Trust
3,556,273	5.750%, 4/25/2037	3,045,773
	Countrywide Alternative Loan Trust
2,514,549	5.071%, 10/25/2035	2,284,395
1,482,390	6.000%, 4/25/2036	1,322,245
695,937	6.000%, 1/25/2037	640,494
4,113,138	5.500%, 5/25/2037	3,463,295
3,521,394	7.000%, 10/25/2037	2,514,391
	Countrywide Home Loans, Inc.
1,287,231	5.750%, 4/25/2037	1,174,821
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
386,094	5.500%, 10/25/2021	371,727
1,025,736	6.000%, 10/25/2021	904,023
	Dryden 34 Senior Loan Fund CLO
1,400,000	1.705%, 10/15/2026*,f	1,396,848
	Federal Home Loan Mortgage Corporation
5,260,294	3.000%, 2/15/2033[h]	740,692
	Federal National Mortgage Association
10,885,443	3.500%, 1/25/2033[h]	1,396,378
	First Horizon Alternative Mortgage Securities Trust
3,192,817	6.000%, 8/25/2036[f]	2,631,555
	Galaxy XX CLO, Ltd.
4,500,000	1.731%, 7/20/2027*,f	4,499,982
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	1.745%, 2/20/2027*,f	2,695,847
	Golub Capital Partners CLO 23M, Ltd.
1,350,000	1.485%, 5/5/2027*,f	1,348,333
	GSR Mortgage Loan Trust
1,053,401	0.377%, 8/25/2046[f]	1,019,802
	HomeBanc Mortgage Trust
1,948,481	2.205%, 4/25/2037	1,453,078
	IndyMac INDX Mortgage Loan Trust
4,192,022	0.827%, 7/25/2045[f]	3,620,515
	J.P. Morgan Alternative Loan Trust
2,128,400	6.500%, 3/25/2036	1,865,128
	J.P. Morgan Mortgage Trust
743,913	2.806%, 6/25/2036	631,828
335,330	2.555%, 10/25/2036	301,662
3,883,355	0.567%, 1/25/2037[f]	2,501,475
4,233,682	6.250%, 8/25/2037	3,356,844
	Limerock CLO III, LLC
4,500,000	1.759%, 10/20/2026*,f	4,494,558
	Madison Park Funding XIV CLO, Ltd.
1,525,000	1.725%, 7/20/2026*,f	1,523,019
	Madison Park Funding, Ltd.
4,250,000	1.570%, 8/15/2022*,f	4,231,432
	Magnetite XII, Ltd.
4,425,000	1.817%, 4/15/2027*,f	4,422,434
	MASTR Alternative Loans Trust
784,166	6.500%, 7/25/2034	803,116
2,545,269	0.637%, 12/25/2035[f]	1,332,917
	Merrill Lynch Alternative Note Asset Trust
814,258	6.000%, 3/25/2037	744,923
	Mountain View CLO, Ltd.
4,525,000	1.739%, 7/15/2027*,f	4,513,262
	Neuberger Berman CLO, Ltd.
1,100,000	1.749%, 8/4/2025*,f	1,096,282
	NZCG Funding CLO, Ltd.
4,500,000	1.812%, 4/27/2027*,f	4,502,591
	Oak Hill Advisors Residential Loan Trust
3,176,312	3.475%, 1/25/2055*,g	3,177,535
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	1.720%, 8/12/2026*,f	1,397,511
	OHA Loan Funding, Ltd.
4,500,000	1.762%, 10/20/2026*,f	4,494,447
	RALI Trust
9,000,110	0.367%, 11/25/2036[f]	6,508,745
	Residential Asset Securitization Trust
3,642,944	0.567%, 8/25/2037[f]	1,268,586
	Sequoia Mortgage Trust
3,337,982	2.770%, 9/20/2046	2,660,512
	Shackleton VII CLO, Ltd.
4,500,000	1.797%, 4/15/2027*,f	4,500,029
	Symphony CLO XV, Ltd.
4,500,000	1.724%, 10/17/2026*,f	4,497,994
	Symphony CLO, Ltd.
1,386,038	1.374%, 1/9/2023*,f	1,382,030
	Voya CLO 3, Ltd.
1,400,000	1.697%, 7/25/2026*,f	1,390,465
	WaMu Mortgage Pass Through Certificates
327,803	2.246%, 9/25/2036	295,112
1,142,708	2.281%, 10/25/2036	1,018,899
3,194,675	1.969%, 11/25/2036	2,821,534

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
$ 3,659,066	1.797%, 1/25/2037	$3,106,035

	Total	128,476,079

Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.234%, 6/8/2030[e,f]	1,676,855
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,594,186
	Credit Suisse Mortgage Capital Certificates
5,368,000	5.509%, 9/15/2039	5,599,382
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
95,187	0.727%, 12/25/2016	95,306
	Federal National Mortgage Association
1,153,473	1.272%, 1/25/2017	1,159,293
	Government National Mortgage Association
141	3.214%, 1/16/2040	140
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,987,822
	GS Mortgage Securities Trust
6,600,000	3.666%, 9/10/2047	6,788,417
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	1.136%, 12/15/2028[e,f]	2,299,540
3,650,000	5.885%, 2/12/2049	3,868,394
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048	4,488,619
	LSTAR Commercial Mortgage Trust
795,315	1.519%, 1/20/2041[e]	795,653
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,796,458
	SCG Trust
1,150,000	1.586%, 11/15/2026[e,f]	1,148,825

	Total	43,298,890

Communications Services (0.7%)
	21st Century Fox America, Inc.
1,250,000	6.900%, 3/1/2019	1,451,412
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,100,000
	America Movil SAB de CV
1,125,000	1.288%, 9/12/2016[f]	1,127,421
1,039,000	5.000%, 10/16/2019	1,143,669
	American Tower Corporation
180,000	2.800%, 6/1/2020	177,499
1,240,000	3.450%, 9/15/2021	1,234,022
	AT&T, Inc.
615,000	1.212%, 6/30/2020[f]	617,383
1,212,000	3.875%, 8/15/2021	1,250,126
1,015,000	3.000%, 6/30/2022	980,047
1,300,000	5.550%, 8/15/2041	1,331,941
1,015,000	4.750%, 5/15/2046	923,624
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[e]	1,122,350
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,161,875
	CenturyLink, Inc.
1,000,000	6.450%, 6/15/2021	1,007,500
	Cequel Communications Holdings I, LLC
1,440,000	6.375%, 9/15/2020[e]	1,430,280
	Columbus International, Inc.
1,470,000	7.375%, 3/30/2021[e]	1,580,250
	Comcast Corporation
1,690,000	4.400%, 8/15/2035	1,678,123
539,000	4.650%, 7/15/2042	540,364
878,000	4.750%, 3/1/2044	891,296
	Cox Communications, Inc.
672,000	9.375%, 1/15/2019[e]	820,398
	Crown Castle International Corporation
1,265,000	5.250%, 1/15/2023	1,274,171
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[e]	559,979
	Digicel, Ltd.
1,490,000	6.000%, 4/15/2021[e]	1,436,539
	DIRECTV Holdings, LLC
707,000	5.875%, 10/1/2019	798,069
480,000	4.450%, 4/1/2024	491,189
1,300,000	6.350%, 3/15/2040	1,405,048
	Hughes Satellite Systems Corporation
990,000	6.500%, 6/15/2019	1,074,150
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,116,500
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,175,570
	McGraw Hill Financial, Inc.
800,000	4.000%, 6/15/2025[e]	799,209
	Numericable-SFR
1,470,000	6.000%, 5/15/2022[e]	1,448,869
	Scripps Networks Interactive, Inc.
1,350,000	2.800%, 6/15/2020	1,329,920
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[e]	1,031,267
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,319,500
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,140,236
660,000	7.045%, 6/20/2036	810,574
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,102,114
	Time Warner, Inc.
1,352,000	3.600%, 7/15/2025	1,315,065
975,000	6.250%, 3/29/2041	1,115,682
	T-Mobile USA, Inc.
1,470,000	6.125%, 1/15/2022	1,517,775
	Unitymedia Hessen GmbH & Company KG
725,000	5.500%, 1/15/2023[e]	739,047
	UPCB Finance V, Ltd.
990,000	7.250%, 11/15/2021[e]	1,069,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Communications Services (0.7%) - continued
	Verizon Communications, Inc.
$ 945,000	1.053%, 6/17/2019[f]	$939,065
326,000	2.625%, 2/21/2020	325,267
1,985,000	3.000%, 11/1/2021	1,958,294
2,465,000	5.150%, 9/15/2023	2,698,783
89,000	6.400%, 9/15/2033	101,989
650,000	5.050%, 3/15/2034	654,373
1,165,000	4.272%, 1/15/2036[e]	1,050,910
304,000	6.550%, 9/15/2043	355,605
1,455,000	4.522%, 9/15/2048[e]	1,278,242
	West Corporation
1,470,000	5.375%, 7/15/2022[e]	1,374,450
	Wind Acquisition Finance SA
925,000	4.750%, 7/15/2020[e]	911,125

	Total	58,287,356

Consumer Cyclical (0.3%)
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,057,375
	CVS Health Corporation
400,000	2.250%, 8/12/2019	398,183
652,000	6.125%, 9/15/2039	770,260
	Ford Motor Company
625,000	7.450%, 7/16/2031	798,629
	Ford Motor Credit Company, LLC
874,000	5.000%, 5/15/2018	939,627
1,350,000	2.597%, 11/4/2019	1,340,148
	General Motors Company
1,236,000	6.250%, 10/2/2043	1,378,826
	General Motors Financial Company, Inc.
1,100,000	3.250%, 5/15/2018	1,125,018
990,000	4.000%, 1/15/2025	971,418
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,490,637
	Hilton Worldwide Finance, LLC
1,465,000	5.625%, 10/15/2021	1,521,695
	Home Depot, Inc.
676,000	2.625%, 6/1/2022	664,855
	Hyundai Capital America
500,000	2.000%, 3/19/2018[e]	500,179
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[e]	1,138,500
	KB Home
615,000	4.750%, 5/15/2019	610,388
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,157,750
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,111,000
	Macy’s Retail Holdings, Inc.
419,000	4.375%, 9/1/2023	441,855
1,075,000	3.625%, 6/1/2024	1,072,017
	MGM Resorts International
1,470,000	6.000%, 3/15/2023	1,488,375
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,499,745
	Six Flags Entertainment Corporation
400,000	5.250%, 1/15/2021[e]	408,000
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	703,700
609,000	4.000%, 12/31/2018	621,180
	United Rentals, Inc.
1,470,000	5.500%, 7/15/2025	1,420,388
	Walgreens Boots Alliance, Inc.
825,000	2.700%, 11/18/2019	826,102

	Total	25,455,850

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
450,000	1.800%, 5/14/2018	448,677
1,150,000	2.500%, 5/14/2020	1,138,202
825,000	3.600%, 5/14/2025	815,426
	Actavis Funding SCS
960,000	4.550%, 3/15/2035	912,741
1,320,000	4.850%, 6/15/2044	1,273,528
	Amgen, Inc.
565,000	2.125%, 5/1/2020	553,244
1,360,000	2.700%, 5/1/2022	1,314,798
680,000	3.125%, 5/1/2025	643,376
	B&G Foods, Inc.
1,050,000	4.625%, 6/1/2021	1,034,250
	BAT International Finance plc
825,000	0.796%, 6/15/2018[e,f]	824,514
	Becton, Dickinson and Company
1,002,000	6.375%, 8/1/2019	1,154,497
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	837,960
1,300,000	4.125%, 10/1/2023	1,319,759
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,160,513
	Cardinal Health, Inc.
450,000	1.950%, 6/15/2018	450,757
507,000	4.900%, 9/15/2045	505,172
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,165,450
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	532,837
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,052,119
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022[e]	1,425,900
	EMD Finance, LLC
880,000	0.633%, 3/17/2017[e,f]	879,528
1,280,000	2.950%, 3/19/2022[e]	1,252,846
	Endo Finance LLC & Endo Finco, Inc.
1,100,000	7.000%, 7/15/2019[e]	1,140,700
	Envision Healthcare Corporation
1,450,000	5.125%, 7/1/2022[e]	1,460,875
	Forest Laboratories, Inc.
1,500,000	4.375%, 2/1/2019[e]	1,587,520
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[e]	1,166,000
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022[e]	1,252,932
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,481,025
	Hospira, Inc.
580,000	6.050%, 3/30/2017	624,056
1,000,000	5.800%, 8/12/2023	1,163,918
1,015,000	5.600%, 9/15/2040	1,149,239

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Consumer Non-Cyclical (0.6%) - continued
	IMS Health, Inc.
$ 1,497,000	6.000%, 11/1/2020[e]	$1,541,910
	JBS USA, LLC
1,470,000	5.750%, 6/15/2025[e]	1,453,021
	Kraft Foods Group, Inc.
1,330,000	5.000%, 6/4/2042	1,325,374
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	615,195
1,350,000	4.700%, 2/1/2045	1,236,541
	Lorillard Tobacco Company
800,000	2.300%, 8/21/2017[d]	802,810
	McKesson Corporation
650,000	3.796%, 3/15/2024	657,474
825,000	4.883%, 3/15/2044	819,849
	Medco Health Solutions, Inc.
700,000	7.125%, 3/15/2018	796,809
	Medtronic, Inc.
1,475,000	4.375%, 3/15/2035[e]	1,463,679
	Merck & Company, Inc.
660,000	0.654%, 2/10/2020[f]	656,545
330,000	3.700%, 2/10/2045	294,811
	Mondelez International, Inc.
672,000	0.798%, 2/1/2019[f]	664,447
	Mylan, Inc.
800,000	7.875%, 7/15/2020[e]	833,380
	Ortho-Clinical Diagnostics, Inc.
1,500,000	6.625%, 5/15/2022[e]	1,316,250
	Pernod Ricard SA
632,000	2.950%, 1/15/2017[e]	645,815
640,000	5.750%, 4/7/2021[e]	720,561
	Reynolds American, Inc.
1,338,000	5.700%, 8/15/2035	1,387,328
	Roche Holdings, Inc.
1,350,000	4.000%, 11/28/2044[e]	1,301,650
	SABMiller Holdings, Inc.
676,000	3.750%, 1/15/2022[e]	698,480
676,000	4.950%, 1/15/2042[e]	688,722
	Safeway, Inc.
62,000	3.400%, 12/1/2016	62,019
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	676,800
	Spectrum Brands, Inc.
640,000	5.750%, 7/15/2025[e]	649,600
	Tenet Healthcare Corporation
1,470,000	8.125%, 4/1/2022	1,607,445
	WM Wrigley Jr. Company
760,000	2.000%, 10/20/2017[e]	766,639
	Zimmer Holdings, Inc.
960,000	4.450%, 8/15/2045	880,566

	Total	56,286,079

Energy (0.4%)
	Boardwalk Pipelines, Ltd.
1,140,000	5.875%, 11/15/2016	1,182,376
	BP Capital Markets plc
640,000	3.062%, 3/17/2022	638,331
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,177,684
	CNOOC Nexen Finance
983,000	1.625%, 4/30/2017	984,402
	CNPC General Capital, Ltd.
668,000	2.750%, 4/19/2017[e]	679,158
	Columbia Pipeline Group, Inc.
410,000	2.450%, 6/1/2018[e]	413,166
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,095,925
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	790,500
	El Paso, LLC
870,000	7.800%, 8/1/2031	993,617
	Enbridge, Inc.
700,000	0.734%, 6/2/2017[f]	691,620
	Energy Transfer Partners, LP
1,324,000	4.650%, 6/1/2021	1,358,879
970,000	4.900%, 3/15/2035	875,240
	Enterprise Products Operating, LLC
180,000	1.650%, 5/7/2018	179,820
1,280,000	2.550%, 10/15/2019	1,279,633
990,000	5.100%, 2/15/2045	962,916
650,000	7.034%, 1/15/2068	698,750
	EQT Corporation
659,000	5.150%, 3/1/2018	692,506
770,000	8.125%, 6/1/2019	901,310
	Hess Corporation
1,210,000	8.125%, 2/15/2019	1,432,515
	Kinder Morgan, Inc.
800,000	5.000%, 2/15/2021[e]	846,339
908,000	5.300%, 12/1/2034	844,161
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019	861,870
	Magellan Midstream Partners, LP
320,000	4.200%, 3/15/2045	284,389
	Marathon Oil Corporation
1,700,000	2.700%, 6/1/2020	1,686,347
	Marathon Petroleum Corporation
320,000	3.625%, 9/15/2024	314,179
640,000	4.750%, 9/15/2044	584,125
	MarkWest Energy Partners, LP
1,450,000	4.875%, 12/1/2024	1,417,375
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[e]	1,058,750
	NiSource Finance Corporation
660,000	4.800%, 2/15/2044	672,968
975,000	5.650%, 2/1/2045	1,101,902
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019	676,500
	Petroleos Mexicanos
650,000	3.500%, 1/30/2023	616,655
800,000	2.378%, 4/15/2025	807,463
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,493,222
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025[e]	1,415,700
	Shell International Finance BV
615,000	0.729%, 5/11/2020[f]	612,359
	Southwestern Energy Company
825,000	7.500%, 2/1/2018	920,551

The accompanying Notes to Financial Statements are an integral part of this schedule.

34

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Energy (0.4%) - continued
	Spectra Energy Partners, LP
$ 640,000	4.500%, 3/15/2045	$566,977
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	985,171
	Valero Energy Corporation
960,000	4.900%, 3/15/2045	899,615
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	779,455
633,000	3.700%, 1/15/2023	589,393
675,000	4.550%, 6/24/2024	654,132

	Total	37,717,946

Financials (1.4%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	629,034
	Air Lease Corporation
800,000	2.125%, 1/15/2018	792,000
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	952,800
	American Express Credit Corporation
945,000	0.836%, 3/18/2019[f]	941,455
	American International Group, Inc.
525,000	2.300%, 7/16/2019	524,062
1,310,000	3.875%, 1/15/2035	1,183,235
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[e]	618,757
	Banco Santander Chile
1,200,000	1.176%, 4/11/2017[e,f]	1,196,831
	Bank of America Corporation
1,325,000	1.351%, 3/22/2018[f]	1,337,060
840,000	1.144%, 4/1/2019[f]	841,539
1,280,000	3.300%, 1/11/2023	1,260,591
640,000	4.000%, 4/1/2024	651,248
965,000	4.000%, 1/22/2025	940,194
718,000	5.875%, 2/7/2042	828,044
1,236,000	8.000%, 12/29/2049[i]	1,303,980
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[e]	530,262
	Barclays Bank plc
970,000	10.179%, 6/12/2021[e]	1,285,152
	Barclays plc
990,000	2.750%, 11/8/2019	982,868
	BB&T Corporation
560,000	0.990%, 1/15/2020[f]	558,590
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[e]	1,188,555
	BioMed Realty, LP
960,000	2.625%, 5/1/2019	955,940
	BNP Paribas SA
1,294,000	2.375%, 9/14/2017	1,313,382
	BPCE SA
960,000	5.700%, 10/22/2023[e]	1,011,951
	Caisse Centrale Desjardins du Quebec
780,000	0.944%, 1/29/2018[e,f]	783,258
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,296,137
820,000	2.450%, 4/24/2019	820,085
	Citigroup, Inc.
798,000	6.000%, 8/15/2017	867,975
700,000	1.044%, 4/8/2019[f]	698,449
1,216,000	8.500%, 5/22/2019	1,483,152
850,000	4.050%, 7/30/2022	870,382
2,515,000	4.400%, 6/10/2025	2,505,627
	CoBank ACB
495,000	0.886%, 6/15/2022*,f	466,516
	Compass Bank
920,000	2.750%, 9/29/2019	917,727
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
795,000	3.950%, 11/9/2022	794,893
	Credit Agricole SA
820,000	1.075%, 4/15/2019[e,f]	825,860
1,300,000	2.750%, 6/10/2020[e]	1,299,154
	Credit Suisse AG
808,000	5.400%, 1/14/2020	893,377
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,138,500
	Denali Borrower, LLC
1,470,000	5.625%, 10/15/2020[e]	1,545,337
	Deutsche Bank AG
1,110,000	1.350%, 5/30/2017	1,102,562
	Discover Bank
800,000	8.700%, 11/18/2019	973,058
	Discover Financial Services
640,000	6.450%, 6/12/2017	695,091
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[e]	1,644,806
	Duke Realty, LP
330,000	3.875%, 2/15/2021	342,527
990,000	4.375%, 6/15/2022	1,034,441
	ERP Operating, LP
337,000	3.375%, 6/1/2025	329,986
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,233,752
1,195,000	2.125%, 10/15/2021	1,193,178
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,050,524
530,000	2.875%, 10/1/2021	524,789
	General Electric Capital Corporation
2,240,000	3.100%, 1/9/2023	2,233,827
1,319,000	6.750%, 3/15/2032	1,712,392
	Genworth Financial, Inc.
890,000	7.700%, 6/15/2020	963,407
	Goldman Sachs Group, Inc.
840,000	1.478%, 4/30/2018[f]	848,861
620,000	1.374%, 11/15/2018[f]	625,492
1,150,000	2.550%, 10/23/2019	1,152,696
1,220,000	5.375%, 3/15/2020	1,358,494
780,000	1.437%, 4/23/2020[f]	787,617
1,250,000	5.250%, 7/27/2021	1,388,147
1,625,000	3.500%, 1/23/2025	1,575,915
676,000	5.150%, 5/22/2045	652,156
	Hartford Financial Services Group, Inc.
760,000	5.125%, 4/15/2022	842,861
	HBOS plc
1,002,000	6.750%, 5/21/2018[e]	1,110,970
	HCP, Inc.
660,000	3.400%, 2/1/2025	619,650
	Health Care REIT, Inc.
300,000	2.250%, 3/15/2018	302,220

The accompanying Notes to Financial Statements are an integral part of this schedule.

35

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Financials (1.4%) - continued
$ 655,000	3.750%, 3/15/2023	$648,434
500,000	4.000%, 6/1/2025	493,481
	HSBC Bank plc
1,765,000	0.914%, 5/15/2018[e,f]	1,772,471
	HSBC Holdings plc
665,000	5.250%, 3/14/2044	689,785
995,000	6.375%, 3/29/2049[i]	999,975
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	307,820
	Hutchison Whampoa International 14, Ltd.
1,014,000	3.625%, 10/31/2024[e]	997,536
	Icahn Enterprises, LP
1,430,000	6.000%, 8/1/2020	1,476,475
	ING Bank NV
960,000	4.125%, 11/21/2023	986,097
	ING Capital Funding Trust III
1,015,000	3.882%, 12/29/2049[f,i]	1,007,387
	International Lease Finance Corporation
1,060,000	2.236%, 6/15/2016[f]	1,058,675
	Intesa Sanpaolo SPA
480,000	3.875%, 1/16/2018	495,520
	J.P. Morgan Chase & Company
687,000	1.800%, 1/25/2018	689,119
1,215,000	6.300%, 4/23/2019	1,391,932
625,000	2.250%, 1/23/2020	614,177
320,000	3.200%, 1/25/2023	313,851
1,320,000	3.625%, 5/13/2024	1,310,425
610,000	3.875%, 9/10/2024	600,183
2,585,000	3.125%, 1/23/2025	2,468,044
1,215,000	7.900%, 4/29/2049[i]	1,285,166
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[e]	313,902
316,000	6.500%, 5/1/2042[e]	368,744
	Liberty Property, LP
960,000	3.750%, 4/1/2025	929,338
	Lloyds Bank plc
885,000	0.806%, 3/16/2018[f]	884,740
	Lloyds Banking Group plc
1,002,000	5.920%, 9/29/2049[e,i]	996,990
	Merrill Lynch & Company, Inc.
2,240,000	6.050%, 5/16/2016	2,326,007
895,000	6.400%, 8/28/2017	981,312
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,194,038
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[e]	961,388
	Morgan Stanley
1,865,000	6.625%, 4/1/2018	2,092,634
560,000	1.557%, 4/25/2018[f]	568,055
780,000	1.417%, 1/27/2020[f]	790,734
670,000	4.875%, 11/1/2022	712,684
1,120,000	4.100%, 5/22/2023	1,122,093
815,000	4.300%, 1/27/2045	761,534
800,000	5.550%, 12/29/2049[i]	794,200
	MPT Operating Partnership, LP
970,000	5.500%, 5/1/2024	999,100
	National City Corporation
975,000	6.875%, 5/15/2019	1,130,733
	Prologis, LP
1,216,000	7.375%, 10/30/2019	1,439,486
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	530,165
	Quicken Loans, Inc.
950,000	5.750%, 5/1/2025[e]	909,625
	Realty Income Corporation
302,000	2.000%, 1/31/2018	304,151
	Regions Bank
344,000	7.500%, 5/15/2018	394,853
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	532,890
990,000	5.000%, 6/1/2021	1,085,077
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[e]	662,367
	Royal Bank of Scotland Group plc
835,000	1.222%, 3/31/2017[f]	835,574
	Santander Holdings USA, Inc.
1,014,000	2.650%, 4/17/2020	996,874
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	787,562
1,400,000	2.750%, 2/1/2023	1,348,644
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[e]	1,035,045
	SLM Corporation
480,000	3.875%, 9/10/2015	480,600
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[e]	1,633,015
	Sumitomo Mitsui Banking Corporation
1,755,000	1.300%, 1/10/2017	1,756,448
930,000	0.856%, 1/16/2018[f]	929,980
	Svenska Handelsbanken AB
890,000	1.625%, 3/21/2018	891,617
1,190,000	0.773%, 6/17/2019[f]	1,189,407
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[e,i]	771,000
	Synchrony Financial
560,000	3.000%, 8/15/2019	563,986
520,000	1.509%, 2/3/2020[f]	522,290
600,000	3.750%, 8/15/2021	604,565
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	386,141
	USB Realty Corporation
535,000	1.422%, 12/29/2049[e,f,i]	488,856
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,216,042
	Wells Fargo & Company
780,000	0.958%, 1/30/2020[f]	776,153
1,280,000	3.450%, 2/13/2023	1,273,069
1,320,000	3.000%, 2/19/2025	1,264,215

	Total	128,477,854

Foreign Government (<0.1%)
	Eksportfinans ASA
548,000	5.500%, 5/25/2016	563,755
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	757,596

The accompanying Notes to Financial Statements are an integral part of this schedule.

36

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
Foreign Government (<0.1%) - continued
	Kommunalbanken AS
$ 1,270,000	1.500%, 10/22/2019[e]	$1,262,018

	Total	2,583,369

Mortgage-Backed Securities (9.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
50,495,000	3.000%, 7/1/2030[c]	52,274,949
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,937,445	1.960%, 6/1/2043[f]	6,116,043
48,845,000	4.000%, 7/1/2045[c]	51,654,540
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
48,225,000	3.500%, 7/1/2030[c]	50,860,043
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,033,023	2.054%, 3/1/2043[f]	9,381,559
8,974,357	1.729%, 7/1/2043[f]	9,200,141
8,995,334	2.013%, 7/1/2043[f]	9,276,377
8,781,313	2.067%, 8/1/2043[f]	9,073,053
230,900,000	3.500%, 7/1/2045[c]	237,953,279
117,000,000	3.500%, 8/1/2045[c]	120,263,206
163,932,500	4.000%, 8/1/2045[c]	173,299,054
116,194,000	4.500%, 8/1/2045[c]	125,435,060

	Total	854,787,304

Technology (0.2%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	517,628
	Apple, Inc.
615,000	0.577%, 5/6/2020[f]	613,233
1,340,000	3.200%, 5/13/2025	1,333,071
1,350,000	3.450%, 2/9/2045	1,144,157
	Baidu, Inc.
1,000,000	2.750%, 6/9/2019	1,000,499
	Cisco Systems, Inc.
825,000	0.593%, 6/15/2018[f]	826,443
	CommScope Technologies Finance, LLC
1,020,000	6.000%, 6/15/2025[e]	1,016,175
	Equinix, Inc.
970,000	5.750%, 1/1/2025	960,300
	Fidelity National Information Services, Inc.
1,169,000	1.450%, 6/5/2017	1,166,363
	First Data Corporation
1,100,000	7.375%, 6/15/2019[e]	1,143,450
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[e]	1,558,200
	Hewlett-Packard Company
1,120,000	5.400%, 3/1/2017	1,192,378
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,149,500
	Micron Semiconductor Asia Pte, Ltd.
480,000	1.258%, 1/15/2019	480,199
	Oracle Corporation
565,000	2.500%, 5/15/2022	548,619
1,690,000	2.950%, 5/15/2025	1,626,490
	Plantronics, Inc.
1,470,000	5.500%, 5/31/2023[e]	1,488,375
	Qualcomm, Inc.
1,000,000	3.000%, 5/20/2022	993,222
	Seagate HDD Cayman
1,352,000	4.875%, 6/1/2027[e]	1,314,233
	Tyco Electronics Group SA
1,254,000	6.550%, 10/1/2017	1,391,416

	Total	21,463,951

Transportation (0.2%)
	Air Canada Pass Through Trust
530,000	3.875%, 3/15/2023[e]	520,089
	American Airlines Pass Through Trust
1,635,000	3.375%, 5/1/2027	1,598,212
	Avis Budget Car Rental, LLC
1,475,000	5.125%, 6/1/2022[e]	1,438,125
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,388,686
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	517,783
	Continental Airlines, Inc.
725,758	4.150%, 4/11/2024	741,180
	CSX Corporation
532,000	3.700%, 11/1/2023	546,150
	Delta Air Lines, Inc.
1,082,000	6.750%, 5/23/2017	1,100,069
378,386	4.950%, 5/23/2019	400,855
124,756	4.750%, 5/7/2020	131,930
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[e]	299,887
985,000	4.500%, 2/15/2045[e]	905,237
	FedEx Corporation
1,665,000	3.900%, 2/1/2035	1,539,266
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,090,696
	Union Pacific Corporation
1,335,000	3.875%, 2/1/2055	1,173,976
	Virgin Australia Holdings, Ltd.
366,055	5.000%, 10/23/2023[e]	379,782

	Total	13,771,923

U.S. Government and Agencies (7.0%)
	Federal National Mortgage Association
2,290,000	0.875%, 5/21/2018	2,276,294
3,640,000	1.625%, 1/21/2020	3,634,955
3,535,000	2.625%, 9/6/2024	3,536,365
540,000	6.250%, 5/15/2029	737,658
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	632,689
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,191,331
2,975,000	4.375%, 5/15/2040	3,663,201
66,460,000	3.000%, 5/15/2042	65,115,248
	U.S. Treasury Bonds, TIPS
4,341,538	0.125%, 4/15/2019	4,397,843
131,785	2.375%, 1/15/2025	155,033
93,039	2.125%, 2/15/2040	114,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

37

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (24.3%)	Value
U.S. Government and Agencies (7.0%) - continued
$ 994,660	0.750%, 2/15/2042	$914,076
	U.S. Treasury Notes
30,000,000	0.625%, 10/15/2016	30,079,680
97,665,000	0.875%, 11/15/2017	97,848,122
110,820,000	1.500%, 10/31/2019	110,880,619
50,000,000	1.625%, 6/30/2020	49,996,100
43,230,000	1.875%, 6/30/2020	43,729,825
1,000,000	2.125%, 9/30/2021	1,010,000
6,910,000	1.625%, 8/15/2022	6,698,381
64,600,000	2.250%, 11/15/2024	64,206,328
50,250,000	3.625%, 2/15/2044	55,247,513
	U.S. Treasury Notes, TIPS
31,113,184	0.125%, 4/15/2018	31,601,754
804,866	0.125%, 1/15/2022	797,635
34,751,269	0.125%, 1/15/2023	34,137,700

	Total	617,602,926

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,207,250
	American Electric Power Company, Inc.
1,352,000	2.950%, 12/15/2022	1,312,150
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	669,338
	Berkshire Hathaway Energy Company
495,000	2.400%, 2/1/2020	492,833
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,444,275
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,167,230
	Consolidated Edison Company of New York, Inc.
815,000	4.450%, 3/15/2044	804,101
	DCP Midstream Operating, LP
675,000	3.875%, 3/15/2023	623,645
	DCP Midstream, LLC
1,100,000	4.750%, 9/30/2021[e]	1,086,913
	DTE Electric Company
965,000	3.700%, 3/15/2045	872,362
	DTE Energy Company
265,000	2.400%, 12/1/2019	264,978
	Duke Energy Carolinas, LLC
640,000	3.750%, 6/1/2045	583,642
	Duke Energy Corporation
948,000	2.100%, 6/15/2018	957,321
	Dynegy Finance I, Inc.
800,000	6.750%, 11/1/2019[e]	832,400
	EDP Finance BV
992,000	4.125%, 1/15/2020[e]	1,001,628
	Enel Finance International NV
474,000	6.250%, 9/15/2017[e]	518,958
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,466,325
	Eversource Energy
565,000	1.600%, 1/15/2018	567,250
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,184,491
505,000	2.950%, 1/15/2020	506,747
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	299,262
975,000	5.300%, 7/1/2043	1,041,843
	MidAmerican Energy Holdings Company
700,000	6.500%, 9/15/2037	858,759
	Monongahela Power Company
990,000	5.400%, 12/15/2043[e]	1,093,303
	NextEra Energy Capital Holdings, Inc.
180,000	1.586%, 6/1/2017	180,391
	Northern States Power Company
1,670,000	4.125%, 5/15/2044[d]	1,639,928
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,133,000
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045[e]	857,966
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,420,066
	PG&E Corporation
485,000	2.400%, 3/1/2019	485,630
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	514,058
975,000	5.000%, 3/15/2044	1,024,545
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,840,961
630,000	2.400%, 3/15/2020	625,100
	Southern California Edison Company
375,000	2.400%, 2/1/2022	364,732
	Southwestern Electric Power Company
670,000	3.900%, 4/1/2045	583,268
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,206,897
	Xcel Energy, Inc.
570,000	1.200%, 6/1/2017	570,108

	Total	33,303,654

	Total Long-Term Fixed Income (cost $2,150,375,794)	2,155,526,798

Shares	Common Stock (21.2%)
Consumer Discretionary (3.1%)
56,080	Aaron’s, Inc.	2,030,657
800	ABC-MART, Inc.	48,962
4,800	Aisin Seiki Company, Ltd.	204,092
72,962	Amazon.com, Inc.[j]	31,672,075
13,960	AutoZone, Inc.[j]	9,309,924
34,800	Barnes & Noble, Inc.[j]	903,408
1,100	Bayerische Motoren Werke AG	93,141
36,200	Bed Bath & Beyond, Inc.[j]	2,497,076
5,400	Berkeley Group Holdings plc	283,762
7,200	Big Lots, Inc.	323,928
1,300	Brembo SPA	55,458
1,600	Bridgestone Corporation	59,140
37,000	Brinker International, Inc.	2,133,050
29,383	Brunswick Corporation	1,494,419
31,494	Burlington Stores, Inc.[j]	1,612,493
61,550	CBS Corporation	3,416,025
20,719	Cedar Fair, LP	1,128,978
13,550	Cheesecake Factory, Inc.	738,949
2,100	Chiyoda Company, Ltd.	49,288
12,500	Columbia Sportswear Company	755,750
589,474	Comcast Corporation	35,450,966
24,408	Core-Mark Holding Company, Inc.	1,446,174

The accompanying Notes to Financial Statements are an integral part of this schedule.

38

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Consumer Discretionary (3.1%) - continued
20,700	Crown Resorts, Ltd.	$194,497
900	Daiichikosho Company, Ltd.	31,675
28,989	Del Frisco’s Restaurant Group, Inc.[j]	540,065
63,381	Delphi Automotive plc	5,393,089
9,450	DeVry Education Group, Inc.	283,311
21,850	DISH Network Corporation[j]	1,479,464
14,153	Dollar Tree, Inc.[j]	1,117,945
3,840	Domino’s Pizza, Inc.	435,456
23,800	EDION Corporation[d]	168,497
6,100	Electrolux AB	191,132
136,931	Enterprise Inns plc[j]	266,913
124,950	Ford Motor Company	1,875,499
24,000	Gap, Inc.	916,080
82,446	G-III Apparel Group, Ltd.[j]	5,800,076
16,000	Gunze, Ltd.	43,764
14,600	Hakuhodo Dy Holdings, Inc.	156,139
107,250	Harley-Davidson, Inc.	6,043,538
14,541	Harman International Industries, Inc.	1,729,507
9,000	Haseko Corporation	106,012
8,200	Heiwa Corporation	163,230
156,200	Home Depot, Inc.	17,358,506
15,100	Honda Motor Company, Ltd.	488,030
48,960	Houghton Mifflin Harcourt Company[j]	1,233,792
400	Hugo Boss AG	44,719
7,900	Informa plc	67,849
5,600	Jack in the Box, Inc.	493,696
35,896	Jarden Corporation[j]	1,857,618
9,000	JM AB	245,292
30,311	Kate Spade & Company[j]	652,899
65,236	Kongsberg Automotive ASA[j]	45,315
120,375	Las Vegas Sands Corporation	6,328,114
35,000	Liberty Interactive Corporation[j]	971,250
13,078	Limited Brands, Inc.	1,121,177
6,781	Lithia Motors, Inc.	767,338
164,470	Lowe’s Companies, Inc.	11,014,556
11,000	Luk Fook Holdings International, Ltd.	32,392
58,300	Macy’s, Inc.	3,933,501
15,747	Marriott International, Inc.	1,171,419
4,800	Marriott Vacations Worldwide Corporation	440,400
46,500	Marston’s plc	117,411
42,707	MDC Partners, Inc.	841,328
9,200	Murphy USA, Inc.[j]	513,544
28,900	Nautilus, Inc.[j]	621,639
12,200	Newell Rubbermaid, Inc.	501,542
217,420	NIKE, Inc.	23,485,708
10,100	NOK Corporation	312,936
40,758	Nord Anglia Education, Inc.[j]	999,386
69,710	Nutrisystem, Inc.	1,734,385
7,461	O’Reilly Automotive, Inc.[j]	1,686,037
54,037	Oxford Industries, Inc.	4,725,536
17,110	Papa John’s International, Inc.	1,293,687
17,800	Papa Murphy’s Holdings, Inc.[d,j]	368,816
13,600	Persimmon plc	421,950
4,700	Premier Investments, Ltd.	46,213
300	Priceline Group, Inc.[j]	345,411
10,998	PVH Corporation	1,266,970
3,372	Ralph Lauren Corporation	446,318
18,633	Red Robin Gourmet Burgers, Inc.[j]	1,599,084
6,611	Restoration Hardware Holdings, Inc.[d,j]	645,432
30,658	Ross Stores, Inc.	1,490,285
12,200	Scripps Networks Interactive, Inc.	797,514
4,200	SES SA	141,196
4,400	SHOWA Corporation	43,784
402,400	Sirius XM Holdings, Inc.[j]	1,500,952
10,295	Skechers USA, Inc.[j]	1,130,288
6,791	Slater & Gordon, Ltd.	18,529
445,070	Starbucks Corporation	23,862,428
15,065	Starwood Hotels & Resorts Worldwide, Inc.	1,221,621
15,200	Sumitomo Forestry Company, Ltd.	187,448
3,400	Sumitomo Rubber Industries, Ltd.	52,667
91,700	Target Corporation	7,485,471
19,644	Tenneco, Inc.[j]	1,128,351
19,700	Tesla Motors, Inc.[d,j]	5,284,722
32,600	Time, Inc.	750,126
38,034	Toll Brothers, Inc.[j]	1,452,518
14,150	Tower International, Inc.[j]	368,608
9,047	Tractor Supply Company	813,687
133,786	Tuesday Morning Corporation[j]	1,507,099
16,100	UBM plc	135,276
3,412	Ulta Salon Cosmetics & Fragrance, Inc.[j]	526,983
10,213	Under Armour, Inc.[j]	852,173
11,751	Vail Resorts, Inc.	1,283,209
1,153	Valora Holding AG	226,526
6,392	VF Corporation	445,778
8,000	Wacoal Holdings Corporation	93,494
8,500	WH Smith plc	203,844
10,400	WPP plc	233,439
30,550	Wyndham Worldwide Corporation	2,502,351
81,900	Yum! Brands, Inc.	7,377,552
27,700	Zoe’s Kitchen, Inc.[d,j]	1,134,038

	Total	277,136,757

Consumer Staples (0.8%)
2,500	AarhusKarlshamn AB	148,071
158,000	Altria Group, Inc.	7,727,780
9,750	Archer-Daniels-Midland Company	470,145
47,800	Avon Products, Inc.[d]	299,228
6,600	Axfood AB	105,362
9,564	B&G Foods, Inc.	272,861
2,098	Bakkafrost PF	55,946
3,348	Boston Beer Company, Inc.[j]	776,703
13,998	Britvic plc	157,710
61,700	Campbell Soup Company	2,940,005
500	Carlsberg AS	45,303
500	Casino Guichard Perrachon SA	37,951
33,200	Coca-Cola Company	1,302,436
6,350	Coca-Cola Enterprises, Inc.	275,844
3,000	Coca-Cola HBC AGj	64,383
1,175	Cranswick plc	29,465
118,260	CVS Health Corporation	12,403,109
14,400	Estee Lauder Companies, Inc.	1,247,904
29	Greencore Group plc	143
23,300	Hain Celestial Group, Inc.[j]	1,534,538
2,000	Henkel AG & Company KGaA	190,712
9,750	Ingredion, Inc.	778,147
11,521	J Sainsbury plc	47,958
10,900	Keurig Green Mountain, Inc.	835,267
31,570	Kimberly-Clark Corporation	3,345,473
26,300	Koninklijke Ahold NV	493,722
1,200	KOSE Corporation	98,692
300	Milbon Company, Ltd.	9,546
8,750	Molson Coors Brewing Company	610,837
115,562	Mondelez International, Inc.	4,754,221
9,850	Monster Beverage Corporation[j]	1,320,097
11,500	Nestle SA	829,732
48,216	Philip Morris International, Inc.	3,865,477
10,050	Pilgrim’s Pride Corporation[d]	230,849
27,550	Pinnacle Foods, Inc.	1,254,627
893	Reckitt Benckiser Group plc	77,007

The accompanying Notes to Financial Statements are an integral part of this schedule.

39

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Consumer Staples (0.8%) - continued
45,100	Reynolds American, Inc.	$3,367,166
1,000	Royal Unibrew AS	34,179
10,854	SalMar ASA	159,192
7,300	Suedzucker AGd	121,588
10,900	Swedish Match AB	309,894
47,000	Sysco Corporation	1,696,700
13,979	Tate & Lyle plc	114,105
12,980	TreeHouse Foods, Inc.[j]	1,051,769
21,150	Tyson Foods, Inc.	901,624
29,973	United Natural Foods, Inc.[j]	1,908,681
100,900	Wal-Mart Stores, Inc.	7,156,837
28,460	WhiteWave Foods Company[j]	1,391,125
4,383	Whole Foods Market, Inc.	172,866

	Total	67,022,977

Energy (3.5%)
38,700	Atwood Oceanics, Inc.[d]	1,023,228
258,600	Baker Hughes, Inc.	15,955,620
6,494	BW LPG, Ltd.	55,527
63,374	BW Offshore, Ltd.	40,855
339,000	Cameron International Corporation[j]	17,753,430
331,050	Canadian Natural Resources, Ltd.	8,991,318
104,200	Chevron Corporation	10,052,174
1,770	Cimarex Energy Company	195,249
1,253,391	Cobalt International Energy, Inc.[j]	12,170,427
74,752	Concho Resources, Inc.[j]	8,511,263
6,250	ConocoPhillips	383,812
10,750	Denbury Resources, Inc.[d]	68,370
7,376	Diamondback Energy, Inc.[j]	556,003
1,500	Dril-Quip, Inc.[j]	112,875
1,350	Energen Corporation	92,205
2,480	Ensco plc	55,230
357,594	EOG Resources, Inc.	31,307,355
388,261	EQT Corporation	31,581,150
19,400	ERG SPA	232,719
166,750	Exxon Mobil Corporation	13,873,600
16,800	FMC Technologies, Inc.[j]	697,032
24,100	Frank’s International NV	454,044
13,100	Green Plains, Inc.	360,905
7,500	Gulfmark Offshore, Inc.[d]	87,000
1,500	Gulfport Energy Corporation[j]	60,375
45,300	Halliburton Company	1,951,071
6,450	Helix Energy Solutions Group, Inc.[j]	81,463
11,730	Helmerich & Payne, Inc.	826,027
10,507	HollyFrontier Corporation	448,544
37,700	Kinder Morgan, Inc.	1,447,303
43,580	Laredo Petroleum Holdings, Inc.[d,j]	548,236
578,721	Marathon Oil Corporation	15,359,255
370,700	Marathon Petroleum Corporation	19,391,317
2,220	National Oilwell Varco, Inc.	107,182
3,650	Newfield Exploration Company[j]	131,838
3,480	Noble Energy, Inc.	148,526
409,554	Oasis Petroleum, Inc.[d,j]	6,491,431
2,720	Oceaneering International, Inc.	126,725
2,400	Oil States International, Inc.[j]	89,352
44,060	Patterson-UTI Energy, Inc.	828,989
784,278	Petroleo Brasileiro SA ADR[d,j]	7,097,716
76,101	Rex Energy Corporation[d,j]	425,405
25,980	Rice Energy, Inc.[j]	541,163
480,290	Rowan Companies plc	10,138,922
4,659	Royal Dutch Shell plc	132,502
21,972	Royal Dutch Shell plc, Class B	625,550
106,840	Schlumberger, Ltd.	9,208,540
10,828	SemGroup Corporation	860,609
9,200	Showa Shell Sekiyu KK	80,385
9,001	SM Energy Company	415,126
354,846	Southwestern Energy Company[j]	8,065,650
6,200	Statoil ASA	110,875
534,280	Suncor Energy, Inc. ADR	14,703,386
27,300	Superior Energy Services, Inc.	574,392
1,100	Tesoro Corporation	92,851
4,300	Total SA	210,919
451,050	Total SA ADR[d]	22,178,128
128,685	Trinidad Drilling, Ltd.[d]	416,243
31,902	U.S. Silica Holdings, Inc.[d]	936,643
2,578,116	Weatherford International, Ltd.[j]	31,633,483
19,450	Western Refining, Inc.	848,409
11,944	Whiting Petroleum Corporation[j]	401,318
5,800	Woodside Petroleum, Ltd.	153,043
3,250	World Fuel Services Corporation	155,837
14,200	WorleyParsons, Ltd.	114,009

	Total	312,770,129

Financials (2.7%)
33,450	ACE, Ltd.	3,401,196
19,021	Affiliated Managers Group, Inc.[j]	4,157,991
9,200	Allianz SE	1,434,753
16,490	Allied World Assurance Company Holdings AG	712,698
57,317	Allstate Corporation	3,718,154
23,360	American Assets Trust, Inc.	915,946
49,600	American Campus Communities, Inc.	1,869,424
57,300	American International Group, Inc.	3,542,286
46,365	Amlin plc	346,904
18,485	Argo Group International Holdings, Ltd.	1,029,615
97,270	Assured Guaranty, Ltd.	2,333,507
13,500	Bank Hapoalim, Ltd.	72,656
593,220	Bank of America Corporation	10,096,604
16,164	Bank of Queensland, Ltd.	159,045
31,927	Bank of the Ozarks, Inc.	1,460,660
42,000	Bank of Yokohama, Ltd.	257,207
60,470	BBCN Bancorp, Inc.	894,351
7,100	Bendigo and Adelaide Bank, Ltd.	67,135
65,750	Berkshire Hathaway, Inc.[j]	8,949,232
25,200	BinckBank NV	240,484
105,700	Blackstone Group, LP	4,319,959
1,100	Bolsas y Mercados Espanoles SA	44,585
23,550	Boston Private Financial Holdings, Inc.	315,805
26,600	Brixmor Property Group, Inc.	615,258
8,650	Camden Property Trust	642,522
97,000	Capital One Financial Corporation	8,533,090
11,186	Capital Shopping Centres Group plc	54,035
34,500	Capitaland Commercial Trust[j]	39,930
33,600	CapitaMall Trust[j]	53,595
27,800	CBL & Associates Properties, Inc.	450,360
22,050	CBRE Group, Inc.[j]	815,850
48,600	Chambers Street Properties	386,370
115,700	Charles Schwab Corporation	3,777,605
10,000	Chiba Bank, Ltd.	76,148
427,537	Citigroup, Inc.	23,617,144
8,789	CNA Financial Corporation	335,828
106,570	CNO Financial Group, Inc.	1,955,560
10,600	CNP Assurances	177,410
111,900	Comerica, Inc.	5,742,708
1,506	Commonwealth Bank of Australia	98,759
50,550	Corporate Office Properties Trust	1,189,947
3,500	Daito Trust Construction Company, Ltd.	362,234
18	Daiwa House Residential Investment Corporation	40,799

The accompanying Notes to Financial Statements are an integral part of this schedule.

40

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Financials (2.7%) - continued
13,000	Daiwa Securities Group, Inc.	$97,249
2,047	Delta Lloyd NV	33,604
21,700	DEXUS Property Group	122,106
9,450	Digital Realty Trust, Inc.	630,126
40,975	Direct Line Insurance Group plc	216,287
25,000	Discover Financial Services	1,440,500
10,782	DnB ASA	179,559
40,050	Duke Realty Corporation	743,728
44,550	Encore Capital Group, Inc.[d,j]	1,904,067
61,619	Essent Group, Ltd.[j]	1,685,280
900	Eurocommercial Properties NV	37,678
29,728	Evercore Partners, Inc.	1,604,123
9,550	Extra Space Storage, Inc.	622,851
17,102	FelCor Lodging Trust, Inc.	168,968
60,400	First American Financial Corporation	2,247,484
49,765	First Republic Bank	3,136,688
25,700	FlexiGroup, Ltd.	57,641
88,600	Franklin Resources, Inc.	4,344,058
30,700	Frasers Centrepoint Trust	46,942
65,000	Fukuoka Financial Group, Inc.	336,902
12,350	General Growth Properties, Inc.	316,901
19,250	Government Properties Income Trust	357,088
22,650	Green Dot Corporation[j]	433,068
4,233	Hamborner REIT AG	41,128
4,233	Hamborner REIT AG Rights[j]	264
120,526	Hanmi Financial Corporation	2,993,866
4,200	Hannover Rueckversicherung SE	406,505
20,400	HCC Insurance Holdings, Inc.	1,567,536
15,400	Henderson Land Development Company, Ltd.	105,273
37,400	Highwoods Properties, Inc.	1,494,130
36,100	Hospitality Properties Trust	1,040,402
174,296	Host Hotels & Resorts, Inc.	3,456,290
205,600	HSBC Holdings plc	1,841,016
9,400	Hufvudstaden AB	114,351
417,200	Huntington Bancshares, Inc.	4,718,532
71,000	Hysan Development Company, Ltd.	307,464
2,407	IG Group Holdings plc	28,213
68,513	Intercontinental Exchange, Inc.	15,320,192
39,932	Intermediate Capital Group plc	344,960
159,480	Invesco, Ltd.	5,978,905
45,200	Investec plc	406,119
177,758	J.P. Morgan Chase & Company	12,044,882
12	Japan Prime Realty Investment Corporation	37,258
900	Julius Baer Group, Ltd.	50,503
40,606	Kennedy-Wilson Holdings, Inc.	998,502
64,000	KeyCorp	961,280
6,621	Lazard, Ltd.	372,365
71,300	Lexington Realty Trust	604,624
54,000	Link REIT	316,005
7,900	M&T Bank Corporation	986,947
39,000	MBIA, Inc.[j]	234,390
176,420	MetLife, Inc.	9,877,756
20,650	Mid-America Apartment Communities, Inc.	1,503,526
290,650	Morgan Stanley	11,274,313
30,900	MSCI, Inc.	1,901,895
2,300	Muenchener Rueckversicherungs-Gesellschaft AG	407,778
25,975	NASDAQ OMX Group, Inc.	1,267,840
325,000	New World Development Company, Ltd.	424,660
17,700	Northern Trust Corporation	1,353,342
55,647	PacWest Bancorp	2,602,054
36,450	Parkway Properties, Inc.	635,688
50,970	Pebblebrook Hotel Trust	2,185,594
33,030	Primerica, Inc.	1,509,141
23,250	Progressive Corporation	647,047
58,900	Ramco-Gershenson Properties Trust	961,248
15,550	Raymond James Financial, Inc.	926,469
21,220	Renasant Corporation[d]	691,772
15,800	Resona Holdings, Inc.	86,175
25,000	Retail Properties of America, Inc.	348,250
13,050	RLJ Lodging Trust	388,629
1,000	Sampo Oyj	47,127
1,800	Schroders plc	89,814
12,305	SEGRO plc	78,400
41,200	Skandinaviska Enskilda Banken AB	527,003
151,070	SLM Corporation[j]	1,491,061
3,650	Sovran Self Storage, Inc.	317,221
100	St. Galler Kantonalbank AG	36,847
6,300	StanCorp Financial Group, Inc.	476,343
93,327	Stockland	294,701
23,600	Store Capital Corporation	474,360
48,000	Sumitomo Mitsui Trust Holdings, Inc.	219,581
101,319	Summit Hotel Properties, Inc.	1,318,160
21,575	Sunstone Hotel Investors, Inc.	323,841
8,440	SVB Financial Group[j]	1,215,191
300	Swiss Life Holding AG	68,694
10,100	Swiss Re AG	894,080
96,260	Synovus Financial Corporation	2,966,733
1,400	Talanx AG	42,971
40,690	Talmer Bancorp, Inc.	681,558
21,064	TD Ameritrade Holding Corporation	775,576
53,046	Terreno Realty Corporation	1,045,006
2,000	TRYG AS	41,700
22,400	UNIQA Insurance Group AG	202,090
27,119	United Overseas Bank, Ltd.	463,978
5,200	Wallenstam AB	36,954
22,300	Wells Fargo & Company	1,254,152
81,306	Western Alliance Bancorp[j]	2,744,891
43,800	Western Asset Mortgage Capital Corporation[d]	646,926
10,950	Weyerhaeuser Company	344,925
145,807	Zions Bancorporation	4,627,185
1,300	Zurich Insurance Group AG	395,759

	Total	239,976,154

Health Care (3.2%)
5,900	Abaxis, Inc.	303,732
370,780	Abbott Laboratories	18,197,882
8,980	ABIOMED, Inc.[j]	590,255
29,440	Acadia Healthcare Company, Inc.[j]	2,306,035
9,500	Acceleron Pharma, Inc.[j]	300,580
66,060	Acorda Therapeutics, Inc.[j]	2,201,780
77,717	Actavis, Inc.[j]	23,584,001
600	Actelion, Ltd.	87,871
63,750	Aetna, Inc.	8,125,575
94,750	Affymetrix, Inc.[d,j]	1,034,670
65,240	Akorn, Inc.[d,j]	2,848,378
106,830	Alexion Pharmaceuticals, Inc.[j]	19,311,659
38,071	Align Technology, Inc.[j]	2,387,432
51,900	Allscripts Healthcare Solutions, Inc.[j]	709,992
12,798	AmerisourceBergen Corporation	1,360,939
48,700	Amgen, Inc.	7,476,424
99,695	AMN Healthcare Services, Inc.[j]	3,149,365
5,300	AmSurg Corporation[j]	370,735
4,277	Anacor Pharmaceuticals, Inc.[j]	331,168
14,000	AstraZeneca plc	886,058
96,350	Baxter International, Inc.	6,737,755
600	Bayer AG	84,024

The accompanying Notes to Financial Statements are an integral part of this schedule.

41

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Health Care (3.2%) - continued
14,426	BioMarin Pharmaceutical, Inc.[j]	$1,973,188
17,450	Bruker Corporation[j]	356,155
7,251	C.R. Bard, Inc.	1,237,746
73,700	Cambrex Corporation[j]	3,238,378
16,300	Cardinal Health, Inc.	1,363,495
32,075	Cardiovascular Systems, Inc.[j]	848,384
54,236	Centene Corporation[j]	4,360,574
262,430	Cerner Corporation[j]	18,123,416
4,213	Cooper Companies, Inc.	749,788
3,600	CSL, Ltd.	239,999
15,167	Cyberonics, Inc.[j]	901,830
151,147	Depomed, Inc.[d,j]	3,243,615
4,800	Edwards Lifesciences Corporation[j]	683,664
28,774	Envision Healthcare Holdings, Inc.[j]	1,135,998
6,500	Essilor International SA	778,705
12,100	EXACT Sciences Corporation[d,j]	359,854
130,458	ExamWorks Group, Inc.[j]	5,100,908
47,900	Express Scripts Holding Company[j]	4,260,226
1,300	Fresenius Medical Care AG & Company	107,622
1,100	Gerresheimer AG	68,532
239,270	Gilead Sciences, Inc.	28,013,732
18,188	GlaxoSmithKline plc	378,162
6,000	Greatbatch, Inc.[j]	323,520
49,550	HCA Holdings, Inc.[j]	4,495,176
7,500	Hikma Pharmaceuticals plc	227,816
16,500	Hill-Rom Holdings, Inc.	896,445
900	Hogy Medical Company, Ltd.	46,168
36,850	Hologic, Inc.[j]	1,402,511
2,033	ICON plc[j]	136,821
6,550	Illumina, Inc.[j]	1,430,258
37,151	Impax Laboratories, Inc.[j]	1,705,974
24,300	Inogen, Inc.[j]	1,083,780
67,988	Ironwood Pharmaceuticals, Inc.[j]	819,935
24,353	Johnson & Johnson	2,373,443
4,000	Kaken Pharmaceutical Company, Ltd.	139,646
6,500	KYORIN Holdings, Inc.	132,524
1,000	Lonza Group AG	133,665
20,500	Magellan Health Services, Inc.[j]	1,436,435
5,000	Medivation, Inc.[j]	571,000
78,944	Medtronic, Inc.	5,849,750
214,920	Merck & Company, Inc.	12,235,396
2,793	Mettler-Toledo International, Inc.[j]	953,698
18,172	Mylan NVd,[j]	1,233,152
29,854	Neurocrine Biosciences, Inc.[j]	1,425,827
5,500	Novartis AG	540,983
65,863	NuVasive, Inc.[j]	3,120,589
1,200	Orpea	84,035
1,000	Paramount Bed Holdings Company, Ltd.	29,525
7,778	Perrigo Company plc	1,437,608
322,950	Pfizer, Inc.	10,828,513
13,650	PharMerica Corporation[j]	454,545
7,750	Providence Service Corporation[j]	343,170
2,890	Puma Biotechnology, Inc.[d,j]	337,408
44,200	Quest Diagnostics, Inc.	3,205,384
8,200	Quintiles Transnational Holdings, Inc.[j]	595,402
900	Sanofi	89,037
42,550	Spectrum Pharmaceuticals, Inc.[d,j]	291,042
64,061	Team Health Holdings, Inc.[j]	4,185,105
52,826	Teleflex, Inc.	7,155,282
2,850	Thermo Fisher Scientific, Inc.	369,816
107,576	UnitedHealth Group, Inc.	13,124,272
19,447	Universal Health Services, Inc.	2,763,419
54,900	Veeva Systems, Inc.[d,j]	1,538,847
88,339	Vertex Pharmaceuticals, Inc.[j]	10,908,100
7,800	Waters Corporation[j]	1,001,364

	Total	281,366,667

Industrials (2.0%)
20,400	A.O. Smith Corporation	1,468,392
2,100	Aalberts Industries NV	62,444
10,800	AAR Corporation	344,196
41,750	ADT Corporation[d]	1,401,548
4,000	Aida Engineering, Ltd.	43,851
51,039	Air New Zealand, Ltd.	88,183
1,300	Airbus Group NV	84,679
47,600	Allison Transmission Holdings, Inc.	1,392,776
48,400	ALS, Ltd.[d]	218,111
46,300	AMETEK, Inc.	2,536,314
28,200	Applied Industrial Technologies, Inc.	1,118,130
13,250	Argan, Inc.	534,373
23,000	Asahi Glass Company, Ltd.	138,081
9,953	B/E Aerospace, Inc.	546,420
59,700	Boeing Company	8,281,584
16,578	Briggs & Stratton Corporation	319,292
400	Bucher Industries AG	99,512
46,800	Caterpillar, Inc.	3,969,576
38,990	CLARCOR, Inc.	2,426,738
3,300	COMSYS Holdings Corporation	49,089
43,150	Con-way, Inc.	1,655,666
212,700	CSX Corporation	6,944,655
9,500	CTT-Correios de Portugal SA	98,058
25,710	Curtiss-Wright Corporation	1,862,432
6,000	Dai Nippon Printing Company, Ltd.	61,913
438,100	Delta Air Lines, Inc.	17,997,148
9,200	Deutsche Post AG	268,818
59,631	EMCOR Group, Inc.	2,848,573
21,020	Esterline Technologies Corporation[j]	2,004,047
64,000	Expeditors International of Washington, Inc.	2,950,720
5,491	Fastenal Company[d]	231,610
37,950	Federal Signal Corporation	565,835
13,600	Fenner plc	44,282
32,500	Flowserve Corporation	1,711,450
100	Flughafen Zuerich AG	77,411
52,800	Fluor Corporation	2,798,928
21,379	Fortune Brands Home and Security, Inc.	979,586
1,000	Fraport AG Frankfurt Airport Services Worldwide	62,812
11,319	Generac Holdings, Inc.[d,j]	449,930
100	Georg Fischer AG	68,746
2,000	Go-Ahead Group plc	82,778
8,656	Graco, Inc.	614,836
59,228	Granite Construction, Inc.	2,103,186
19,692	H&E Equipment Services, Inc.	393,249
3,400	Hamburger Hafen und Logistik AG	68,743
52,566	Healthcare Services Group, Inc.[d]	1,737,306
16,497	Heico Corporation[d]	961,775
40,069	HNI Corporation	2,049,529
61,072	Honeywell International, Inc.	6,227,512
700	Hoshizaki Electric Company, Ltd.	41,174
11,550	Huntington Ingalls Industries, Inc.	1,300,415
61,482	Huron Consulting Group, Inc.[j]	4,309,273
2,800	Inaba Denki Sangyo Company, Ltd.	97,405
253,250	Ingersoll-Rand plc	17,074,115
11,000	Intrum Justitia AB	333,114
24,900	ITOCHU Corporation	328,860
71,370	Jacobs Engineering Group, Inc.[j]	2,899,049

The accompanying Notes to Financial Statements are an integral part of this schedule.

42

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Industrials (2.0%) - continued
1,209	Jardine Matheson Holdings, Ltd.	$68,541
10,654	JB Hunt Transport Services, Inc.	874,587
700	Jungheinrich AG	47,442
1,100	Kanamoto Company, Ltd.	27,886
47,250	KAR Auction Services, Inc.	1,767,150
13,300	KITZ Corporation	66,461
14,200	Komatsu, Ltd.	284,899
4,600	KONE Oyj[d]	186,715
2,900	Koninklijke Boskalis Westminster NV	142,355
87,270	Korn/Ferry International	3,034,378
14,830	Manpower, Inc.	1,325,505
22,900	Meritor, Inc.[j]	300,448
18,464	Middleby Corporation[j]	2,072,215
5,200	MIRAIT Holdings Corporation	60,598
21,350	Mistras Group, Inc.[j]	405,223
6,000	Mitsuboshi Belting, Ltd.	47,539
1,300	NCC AB	39,704
12,902	Nielsen NV	577,623
5,700	Nippon Konpo Unyu Soko Company, Ltd.	99,369
4,000	Nisshinbo Holdings, Inc.	44,707
9,300	Nitto Kogyo Corporation	209,301
14,290	Old Dominion Freight Line, Inc.[j]	980,365
55,012	On Assignment, Inc.[j]	2,160,871
31,958	Oshkosh Corporation	1,354,380
87,840	Pentair, Ltd.	6,039,000
35,720	PGT, Inc.[j]	518,297
35,300	PowerSecure International, Inc.[j]	521,028
79,700	Progressive Waste Solutions, Ltd.	2,139,945
28,880	Proto Labs, Inc.[d,j]	1,948,822
23,510	Raven Industries, Inc.	477,958
18,100	Rentokil Initial plc	42,036
1,055	Rieter Holding AG	166,773
72,399	Ritchie Brothers Auctioneers, Inc.[d]	2,021,380
27,620	Robert Half International, Inc.	1,532,910
5,086	Roper Industries, Inc.	877,132
24,652	Saia, Inc.[j]	968,577
21,700	Sandvik AB	239,900
6,300	Siemens AG	637,381
68,460	Southwest Airlines Company	2,265,341
8,650	Spirit Aerosystems Holdings, Inc.[j]	476,702
20,254	Spirit Airlines, Inc.[j]	1,257,773
14,736	Stericycle, Inc.[j]	1,973,298
35,787	Swift Transportation Company[j]	811,291
3,000	Teleperformance SA	211,945
24,175	Tennant Company	1,579,595
1,600	TKH Group NV	67,213
9,000	Toppan Printing Company, Ltd.	75,240
9,300	Toro Company	630,354
3,700	Tsubakimoto Chain Company	36,143
166,160	Union Pacific Corporation	15,846,679
8,464	United Rentals, Inc.[j]	741,616
11,200	Verisk Analytics, Inc.[j]	814,912
7,850	WABCO Holdings, Inc.[j]	971,202
28,140	WageWorks, Inc.[j]	1,138,263
6,787	Watsco, Inc.	839,823

	Total	173,475,019

Information Technology (4.7%)
32,411	A10 Networks, Inc.[d,j]	208,727
19,420	Agilent Technologies, Inc.	749,224
167,560	Alibaba Group Holding, Ltd. ADR[j]	13,785,161
7,750	Alliance Data Systems Corporation[j]	2,262,535
3,700	Alps Electric Company, Ltd.	114,106
11,342	Ambarella, Inc.[d,j]	1,164,710
30,367	Amphenol Corporation	1,760,375
10,701	ANSYS, Inc.[j]	976,359
357,569	Apple, Inc.	44,848,092
82,431	Applied Materials, Inc.	1,584,324
90,516	Applied Micro Circuits Corporation[d,j]	610,983
16,605	Applied Optoelectronics, Inc.[d,j]	288,263
23,990	Arista Networks, Inc.[d,j]	1,960,943
228,910	ARM Holdings plc ADR	11,278,396
47,122	Aspen Technology, Inc.[j]	2,146,407
142,820	Atmel Corporation	1,407,491
16,950	AVG Technologies NVj	461,210
12,500	Blackhawk Network Holdings, Inc.[j]	515,000
29,250	Booz Allen Hamilton Holding Corporation	738,270
46,240	Broadridge Financial Solutions, Inc.	2,312,462
154,550	Brocade Communications Systems, Inc.	1,836,054
10,100	Brother Industries, Ltd.	142,880
19,100	Canon, Inc.	619,573
1,000	Cap Gemini SA	88,717
25,290	Cardtronics, Inc.[j]	936,994
15,300	Carsales.com, Ltd.	120,051
15,180	Cavium, Inc.[j]	1,044,536
29,450	CDW Corporation	1,009,546
24,937	Ciena Corporation[d,j]	590,508
738,420	Cisco Systems, Inc.	20,277,013
27,919	Cognex Corporation	1,342,904
22,000	Cognizant Technology Solutions Corporation[j]	1,343,980
9,623	Coherent, Inc.[j]	610,868
14,500	Comtech Telecommunications Corporation	421,225
24,414	Constant Contact, Inc.[j]	702,147
11,802	Cornerstone OnDemand, Inc.[j]	410,710
231,100	Corning, Inc.	4,559,603
8,690	Criteo SAj	414,252
23,768	Dealertrack Technologies, Inc.[j]	1,492,393
27,515	Demandware, Inc.[j]	1,955,766
4,000	Dialog Semiconductor plc[j]	216,300
18,378	DST Systems, Inc.	2,315,260
140,974	eBay, Inc.[j]	8,492,274
37,800	Electronic Arts, Inc.[j]	2,513,700
747,070	EMC Corporation	19,715,177
33,910	Envestnet, Inc.[j]	1,370,981
4,950	F5 Networks, Inc.[j]	595,732
431,800	Facebook, Inc.[j]	37,033,327
41,170	FARO Technologies, Inc.[j]	1,922,639
25,840	FEI Company	2,142,911
10,500	FleetCor Technologies, Inc.[j]	1,638,630
41,069	Fortinet, Inc.[j]	1,697,382
19,400	FUJIFILM Holdings NPV	692,348
12,424	Gartner, Inc.[j]	1,065,731
31,914	Google, Inc., Class Aj	17,234,837
36,629	Google, Inc., Class Cj	19,065,761
72,688	Guidewire Software, Inc.[j]	3,847,376
5,000	Hitachi Kokusai Electric, Inc.	75,956
50,068	HomeAway, Inc.[j]	1,558,116
27,621	IAC/InterActiveCorporation	2,200,289
11,000	Imperva, Inc.[j]	744,700
2,400	IT Holdings Corporation	50,968
2,100	ITOCHU Techno-Solutions Corporation	52,298
37,324	Juniper Networks, Inc.	969,304
9,670	Keysight Technologies, Inc.[j]	301,607
74,140	LinkedIn Corporation[j]	15,319,548
12,702	Manhattan Associates, Inc.[j]	757,674
86,710	MasterCard, Inc.	8,105,651

The accompanying Notes to Financial Statements are an integral part of this schedule.

43

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Information Technology (4.7%) - continued
57,243	MaxLinear, Inc.[j]	$692,640
37,960	Microsemi Corporation[j]	1,326,702
82,590	Microsoft Corporation	3,646,348
16,632	Monolithic Power Systems, Inc.	843,409
59,760	National Instruments Corporation	1,760,530
7,400	NEC Networks & System Integration Corporation	161,474
79,200	NetApp, Inc.	2,499,552
17,538	Newport Corporation[j]	332,520
8,596	Nice Systems, Ltd. ADR	546,620
1,400	NS Solutions Corporation	46,292
257,924	NVIDIA Corporation	5,186,852
19,855	NXP Semiconductors NVj	1,949,761
10,600	Optimal Payments plc[j]	38,970
185,800	Oracle Corporation	7,487,740
1,000	Oracle Corporation Japan	41,806
1,200	Otsuka Corporation	56,018
3,920	Palo Alto Networks, Inc.[j]	684,824
24,076	Plantronics, Inc.	1,355,720
24,900	Polycom, Inc.[j]	284,856
24,600	Progress Software Corporation[j]	676,500
38,043	Proofpoint, Inc.[d,j]	2,422,198
37,579	QLIK Technologies, Inc.[j]	1,313,762
54,550	QUALCOMM, Inc.	3,416,466
19,450	Red Hat, Inc.[j]	1,476,838
236,450	Salesforce.com, Inc.[j]	16,464,013
24,460	Samsung Electronics Company, Ltd. GDR	13,954,430
4,900	SAP SE	343,375
14,195	ServiceNow, Inc.[j]	1,054,830
7,787	Skyworks Solutions, Inc.	810,627
26,873	Sonus Networks, Inc.[j]	185,961
39,600	Symantec Corporation	920,700
9,668	Synopsys, Inc.[j]	489,684
108,400	Teradata Corporation[j]	4,010,800
49,577	Teradyne, Inc.	956,340
118,920	Texas Instruments, Inc.	6,125,569
25,795	Textura Corporation[d,j]	717,875
2,400	Tokyo Electron, Ltd.	152,537
8,900	Total System Services, Inc.	371,753
1,400	Trend Micro, Inc.	47,889
6,582	Tyler Technologies, Inc.[j]	851,579
11,215	Ultimate Software Group, Inc.[j]	1,843,073
33,400	Vantiv, Inc.[j]	1,275,546
41,150	Veeco Instruments, Inc.[j]	1,182,651
116,939	Virtusa Corporation[j]	6,010,665
454,130	Visa, Inc.	30,494,829
12,200	WebMD Health Corporation[j]	540,216
277,450	Xerox Corporation	2,952,068

	Total	410,794,643

Materials (0.8%)
29,250	Agnico Eagle Mines, Ltd.	829,823
8,314	Airgas, Inc.	879,455
178,400	Alcoa, Inc.	1,989,160
3,000	APERAM[j]	121,455
7,000	Asahi Kasei Corporation	57,418
46,400	Avery Dennison Corporation	2,827,616
6,270	Balchem Corporation	349,364
28,450	Ball Corporation	1,995,767
174,350	Barrick Gold Corporation	1,858,571
43,800	Berry Plastics Group, Inc.[j]	1,419,120
17,700	BillerudKorsnas AB	278,090
17,200	Boral, Ltd.	77,484
7,600	Buzzi Unicem SPA	108,270
59,067	Celanese Corporation	4,245,736
68,098	Chemtura Corporation[j]	1,927,854
4,200	Compass Minerals International, Inc.	344,988
45,150	Crown Holdings, Inc.[j]	2,388,886
19,200	Daicel Corporation	246,378
80,400	Dow Chemical Company	4,114,068
7,000	DOWA Holdings Company, Ltd.	66,152
18,990	Eagle Materials, Inc.	1,449,507
20,350	Eastman Chemical Company	1,665,037
99,750	Eldorado Gold Corporation[d]	412,965
100	EMS-CHEMIE Holding AG	42,249
30,350	Ferro Corporation[j]	509,273
16,026	FMC Corporation	842,166
22,650	Franco-Nevada Corporation[d]	1,079,273
172,600	Freeport-McMoRan, Inc.	3,213,812
100	Givaudan SA	173,131
121,350	Goldcorp, Inc.	1,965,870
75,352	Graphic Packaging Holding Company	1,049,653
2,000	Holmen AB	58,366
84,380	Horsehead Holding Corporation[d,j]	988,934
7,650	Innophos Holdings, Inc.	402,696
87,400	International Paper Company	4,159,366
164,500	Kinross Gold Corporation[j]	381,640
10,000	Kureha Corporation	39,296
4,150	LyondellBasell Industries NV	429,608
8,750	Martin Marietta Materials, Inc.	1,238,212
31,050	MeadWestvaco Corporation	1,465,249
6,200	Mondi plc	133,481
73,500	Newmont Mining Corporation	1,716,960
17,000	Nippon Steel & Sumitomo Metal Corporation	44,079
87,287	Norsk Hydro ASA[d]	366,338
2,100	Novozymes AS	99,772
77,620	Nucor Corporation	3,420,713
23,682	OceanaGold Corporation	58,589
4,900	Outokumpu Oyj[j]	24,687
68,250	Owens-Illinois, Inc.[j]	1,565,655
19,700	Packaging Corporation of America	1,231,053
33,541	PolyOne Corporation	1,313,801
27,800	Rock-Tenn Company	1,673,560
10,200	Royal Gold, Inc.	628,218
37,650	Sealed Air Corporation	1,934,457
5,950	Silgan Holdings, Inc.	313,922
71,261	Silver Wheaton Corporation	1,235,666
7,200	Sonoco Products Company	308,592
12,850	Southern Copper Corporation[d]	377,919
59,230	Steel Dynamics, Inc.	1,226,949
18,000	Sumitomo Metal Mining Company, Ltd.	273,762
7,000	Sumitomo Seika Chemicals Company, Ltd.	45,973
100,850	Teck Resources, Ltd.[d]	999,424
13,300	UPM-Kymmene Oyj	235,356
6,400	Vedanta Resources plc	52,267
18,600	Vulcan Materials Company	1,561,098
22,300	Westlake Chemical Corporation	1,529,557
133,000	Yamana Gold, Inc.	399,000
9,964	Yara International ASA	519,205

	Total	70,982,011

Telecommunications Services (0.1%)
66,800	Bezeq Israel Telecommunication Corporation, Ltd.	113,759
38,911	BT Group plc	275,540
10,400	Elisa Oyj	329,505
9,300	Freenet AG	313,259
150,849	KCOM Group plc	221,614

The accompanying Notes to Financial Statements are an integral part of this schedule.

44

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (21.2%)	Value
Telecommunications Services (0.1%) - continued
5,687	Level 3 Communications, Inc.[j]	$299,534
11,000	Nippon Telegraph & Telephone Corporation	398,373
22,900	Orange SA	353,905
5,500	Proximus SA	194,629
11,182	SBA Communications Corporation[j]	1,285,595
6,000	Tele2 AB	69,872
189,600	Telstra Corporation, Ltd.	897,293
130,806	Verizon Communications, Inc.	6,096,868
85,050	Vonage Holdings Corporation[j]	417,595

	Total	11,267,341

Utilities (0.3%)
172,700	A2A SPA	206,118
13,900	AGL Resources, Inc.	647,184
12,050	Atmos Energy Corporation	617,924
8,000	CLP Holdings, Ltd.	67,992
21,970	Dynegy, Inc.[j]	642,622
7,500	E.ON SE	100,009
30,000	Edison International, Inc.	1,667,400
118,000	Electricidade de Portugal SA	449,580
9,200	Enagas SAd	250,447
68,600	Enel SPA[d]	310,916
21,700	Entergy Corporation	1,529,850
4,200	Hokuriku Electric Power Company	62,562
24,210	Laclede Group, Inc.	1,260,373
3,148	National Grid plc	40,517
65,640	NiSource, Inc.	2,992,528
18,610	NorthWestern Corporation	907,237
43,600	NRG Energy, Inc.	997,568
11,700	OGE Energy Corporation	334,269
15,000	Osaka Gas Company, Ltd.	59,202
174,400	PG&E Corporation	8,563,040
18,320	Portland General Electric Company	607,491
22,900	Public Service Enterprise Group, Inc.	899,512
43,500	Redes Energeticas Nacionais SGPS SA	121,774
4,022	Severn Trent plc	131,424
67,400	Southern Company	2,824,060
7,000	Toho Gas Company, Ltd.	41,441
23,500	United Utilities Group plc	329,148
18,800	Westar Energy, Inc.	643,336
65,300	Wisconsin Energy Corporation[d]	2,936,541

	Total	30,242,065

	Total Common Stock (cost $1,603,232,180)	1,875,033,763

Shares	Collateral Held for Securities Loaned (0.9%)
78,634,260	Thrivent Cash Management Trust	78,634,260

	Total Collateral Held for Securities Loaned (cost $78,634,260)	78,634,260

Shares or Principal Amount	Short-Term Investments (25.5%)[k]
	Federal Home Loan Bank Discount Notes
76,000,000	0.075%, 7/1/2015[l]	76,000,000
46,384,000	0.055%, 7/6/2015	46,383,685
17,200,000	0.060%, 7/7/2015	17,199,828
99,700,000	0.084%, 7/8/2015[l]	99,698,377
54,300,000	0.056%, 7/10/2015	54,299,239
119,400,000	0.069%, 7/15/2015[l]	119,396,773
91,200,000	0.075%, 7/17/2015	91,196,942
81,556,000	0.077%, 7/22/2015	81,552,336
136,700,000	0.071%, 7/24/2015[l]	136,693,776
137,600,000	0.065%, 7/29/2015	137,593,020
107,360,000	0.076%, 7/31/2015	107,353,213
98,130,000	0.070%, 8/5/2015	98,123,303
127,700,000	0.073%, 8/7/2015	127,690,422
10,000,000	0.080%, 8/10/2015	9,999,111
104,330,000	0.089%, 8/12/2015	104,319,198
57,200,000	0.068%, 8/14/2015	57,195,230
71,500,000	0.077%, 8/17/2015	71,492,821
145,915,000	0.069%, 8/19/2015	145,901,396
188,000,000	0.069%, 8/21/2015	187,981,534
104,700,000	0.064%, 8/26/2015	104,689,620
35,000,000	0.064%, 8/28/2015	34,996,415
49,500,000	0.082%, 9/2/2015	49,492,854
76,150,000	0.084%, 9/4/2015	76,138,456
5,460,000	0.085%, 9/8/2015	5,459,110
65,150,000	0.088%, 9/9/2015	65,138,916
14,225,000	0.087%, 9/11/2015	14,222,522
2,300,000	0.085%, 9/15/2015	2,299,587
75,500,000	0.082%, 9/18/2015[l]	75,486,334
	Federal Home Loan Mortgage Corporation Discount Notes
7,700,000	0.070%, 7/20/2015	7,699,715
4,400,000	0.045%, 7/21/2015	4,399,890
18,500,000	0.065%, 8/7/2015	18,498,764
	Federal National Mortgage Association Discount Notes
14,000,000	0.065%, 7/15/2015	13,999,646
11,216,000	0.117%, 8/12/2015[l]	11,214,475

	Total Short-Term Investments (at amortized cost)	2,253,806,508

	Total Investments (cost $9,236,057,963) 110.7%	$9,796,618,739

	Other Assets and Liabilities, Net (10.7%)	(947,315,999)

	Total Net Assets 100.0%	$8,849,302,740

The accompanying Notes to Financial Statements are an integral part of this schedule.

45

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $132,143,869 or 1.5% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 30, 2015, $85,366,145 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 11/15/2025	11/26/2014	2,750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	2,787,504
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	1,871,054
Betony CLO, Ltd., 4/15/2027	2/25/2015	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	472,962
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	99,518
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	1,398,600
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	10/16/2014	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	4,250,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	3,176,312
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	4,488,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	4,500,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	4,466,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	1,386,039
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,206,507
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	2,210,499
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,737,597
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

46

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$ 1,908,336	3.500%, 5/22/2020	$1,367,246
	Axalta Coating Systems US Holdings, Inc.,Term Loan
1,512,483	3.750%, 2/1/2020	1,509,836
	Fortescue Metals Group, Ltd., Term Loan
1,444,422	3.750%, 6/30/2019	1,279,628
	Ineos US Finance, LLC, Term Loan
2,277,443	3.750%, 12/15/2020	2,260,840
	NewPage Corporation, Term Loan
1,028,256	9.500%, 2/11/2021	824,661
	Tronox Pigments BV, Term Loan
743,104	Zero Coupon, 3/19/2020[b,c]	742,644
	Wausau Paper Corporation, Term Loan
1,283,913	6.500%, 7/30/2020	1,277,494

	Total	9,262,349

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,744,167	3.750%, 10/9/2019	1,721,056
	Berry Plastics Group, Inc., Term Loan
3,391,925	3.500%, 2/8/2020	3,373,812
	Silver II Borrower, Term Loan
846,720	4.000%, 12/13/2019	815,815
	Sterigenics-Nordion Holdings, LLC, Term Loan
585,000	4.250%, 5/15/2022	583,538

	Total	6,494,221

Communications Services (1.3%)
	Atlantic Broadband Penn, LLC, Term Loan
914,619	3.250%, 11/30/2019	910,146
	Birch Communication, Inc., Term Loan
1,943,056	7.750%, 7/17/2020	1,943,056
	Cable & Wireless Communications plc, Term Loan
284,870	5.500%, 4/28/2017	284,514
	Cengage Learning Acquisitions, Term Loan
3,775,784	7.000%, 3/31/2020	3,775,784
	Charter Communications Operating, LLC, Term Loan
450,800	3.000%, 7/1/2020	445,354
2,205,000	3.000%, 1/3/2021	2,175,872
	Clear Channel Communications, Inc., Term Loan
640,816	7.687%, 7/30/2019	598,004
	Fairpoint Communications, Term Loan
2,258,025	7.500%, 2/14/2019	2,274,260
	Grande Communications Networks, LLC, Term Loan
1,332,822	4.500%, 5/29/2020	1,323,666
	Hargray Communications Group, Inc., Term Loan
2,394,796	5.250%, 6/26/2019	2,404,519
	iHeartCommunications, Inc., Term Loan
1,992,484	6.937%, 1/30/2019	1,837,170
	IMG Worldwide, Inc., Term Loan
1,077,280	Zero Coupon, 5/6/2021[b,c]	1,074,048
	Integra Telecom Holdings, Inc., Term Loan
405,757	9.750%, 2/21/2020	402,377
1,869,265	5.250%, 8/14/2020	1,854,778
	Intelsat Jackson Holdings SA, Term Loan
1,255,968	3.750%, 6/30/2019	1,245,242
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,539,213
	Level 3 Financing, Inc., Term Loan
840,000	3.500%, 5/31/2022	833,524
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,210,000	4.500%, 1/7/2022	1,197,900
875,000	4.500%, 1/7/2022	872,086
	LTS Buyer, LLC, Term Loan
1,456,405	4.000%, 4/13/2020	1,446,851
72,737	8.000%, 4/12/2021	72,252
	Mediacom Broadband, LLC, Term Loan
1,011,400	4.000%, 1/20/2020	1,008,872
	NEP Broadcasting, LLC, Term Loan
134,286	10.000%, 7/22/2020	132,607
	NEP/NCP Holdco, Inc., Term Loan
3,372,892	4.250%, 1/22/2020	3,318,082
	NTelos, Inc., Term Loan
666,162	5.750%, 11/9/2019	582,892
	SBA Senior Finance II, LLC, Term Loan
1,840,000	3.250%, 6/10/2022	1,818,159
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,686,751
	TNS, Inc., Term Loan
1,213,967	5.000%, 2/14/2020	1,213,457
	Univision Communications, Inc., Term Loan
2,977,381	4.000%, 3/1/2020	2,950,793
	Virgin Media Investment Holdings, Ltd., Term Loan
1,902,132	3.500%, 6/30/2023	1,881,532
	WideOpenWest Finance, LLC, Term Loan
2,976,640	4.500%, 4/1/2019	2,968,781
	XO Communications, LLC, Term Loan
587,562	4.250%, 3/20/2021	586,217
	Yankee Cable Acquisition, LLC, Term Loan
1,722,344	4.250%, 3/1/2020	1,722,344
	Zayo Group, LLC, Term Loan
2,659,912	3.750%, 7/2/2019	2,635,148

	Total	52,016,251

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
1,528,450	5.000%, 8/1/2021	1,525,775

The accompanying Notes to Financial Statements are an integral part of this schedule.

47

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 1,094,626	4.250%, 8/13/2021	$1,093,761
	Ceridian HCM Holding, Inc., Term Loan
578,755	4.500%, 9/15/2020	572,609
	Chrysler Group, LLC, Term Loan
1,499,847	3.500%, 5/24/2017	1,495,933
	Golden Nugget, Inc., Delayed Draw
256,208	5.500%, 11/21/2019	258,129
	Golden Nugget, Inc., Term Loan
597,818	5.500%, 11/21/2019	602,301
	Hilton Worldwide Finance, LLC, Term Loan
1,761,327	3.500%, 10/26/2020	1,761,609
	J.C. Penney Corporation, Inc., Term Loan
1,974,700	6.000%, 5/22/2018	1,969,052
	Las Vegas Sands, LLC, Term Loan
1,970,000	3.250%, 12/19/2020	1,959,401
	Marina District Finance Company, Inc., Term Loan
1,521,776	6.500%, 8/15/2018	1,534,148
	MGM Resorts International, Term Loan
1,399,125	3.500%, 12/20/2019	1,388,282
	Mohegan Tribal Gaming Authority, Term Loan
3,349,000	5.500%, 11/19/2019	3,329,643
	Rite Aid Corporation, Term Loan
695,000	5.750%, 8/21/2020	701,519
	ROC Finance, LLC, Term Loan
2,485,725	5.000%, 6/20/2019	2,434,967
	Scientific Games International, Inc., Term Loan
3,064,115	6.000%, 10/18/2020	3,062,032
659,411	Zero Coupon, 10/1/2021[b,c]	658,672
	Seminole Indian Tribe of Florida, Term Loan
728,762	3.000%, 4/29/2020	727,669

	Total	25,075,502

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
3,494,758	5.375%, 3/21/2019	3,506,116
	Catalina Marketing Corporation, Term Loan
475,200	4.500%, 4/9/2021	418,176
	CHS/Community Health Systems, Inc., Term Loan
350,250	3.534%, 12/31/2018	349,945
328,703	3.750%, 1/27/2021	328,608
604,805	4.000%, 1/27/2021	605,422
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,655,000	0.000%, 6/24/2022[b,c]	1,658,111
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,503,072
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,941,195	4.750%, 3/22/2019	1,944,437
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,656,000	4.750%, 6/30/2021[b,c]	1,621,704
	Roundy’s Supermarkets, Inc., Term Loan
2,005,549	5.750%, 3/3/2021	1,935,355
	Supervalu, Inc., Term Loan
4,204,838	4.500%, 3/21/2019	4,209,632
	Visant Corporation, Term Loan
2,529,291	7.000%, 9/23/2021	2,436,542

	Total	20,517,120

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
1,065,147	4.250%, 6/8/2022	1,055,497
	Arch Coal, Inc., Term Loan
2,631,823	6.250%, 5/16/2018	1,791,298
	Energy Solutions, LLC, Term Loan
515,821	6.750%, 5/29/2020	516,683
	Expro Holdings UK 2, Ltd., Term Loan
744,375	5.750%, 9/2/2021	653,420
	Fieldwood Energy, LLC, Term Loan
884,258	3.875%, 10/1/2018	840,876
389,261	8.375%, 9/30/2020	297,298
	Houston Fuel Oil Terminal, LLC, Term Loan
1,359,725	4.250%, 8/19/2021	1,291,739
	McJunkin Red Man Corporation, Term Loan
724,173	5.000%, 11/8/2019	717,836
	Offshore Group Investment, Ltd., Term Loan
1,808,375	5.750%, 3/28/2019	1,096,327
	Pacific Drilling SA, Term Loan
1,254,400	4.500%, 6/3/2018	1,006,656
	Targa Resources Partners, LP, Term Loan
158,140	5.750%, 2/27/2022	159,325

	Total	9,426,955

Financials (0.2%)
	DJO Finance, LLC, Term Loan
950,000	4.250%, 6/7/2020	949,411
	GEO Group, Inc., Term Loan
450,800	3.250%, 4/3/2020	450,047
	Harland Clarke Holdings Corporation, Term Loan
2,213,500	7.000%, 5/22/2018	2,219,034
240,625	6.000%, 8/4/2019	240,926
	MoneyGram International, Inc., Term Loan
1,798,600	4.250%, 3/27/2020	1,707,177
	WaveDivision Holdings, LLC, Term Loan
2,452,125	4.000%, 10/15/2019	2,449,060

	Total	8,015,655

Technology (0.2%)
	First Data Corporation, Term Loan
2,090,000	3.687%, 3/23/2018	2,081,410
1,040,000	3.687%, 9/24/2018	1,036,287

The accompanying Notes to Financial Statements are an integral part of this schedule.

48

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Technology (0.2%) - continued
	Freescale Semiconductor, Inc., Term Loan
$ 1,632,613	4.250%, 2/28/2020	$1,633,070
	Infor US, Inc., Term Loan
1,054,162	3.750%, 6/3/2020	1,038,792
	Merrill Communications, LLC, Term Loan
1,470,000	6.250%, 6/1/2022	1,462,650
	SS&C European Holdings SARL, Term Loan
681,479	0.000%, 6/29/2022[b,c]	681,057
153,521	0.000%, 6/29/2022[b,c]	153,426

	Total	8,086,692

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,901,138	3.500%, 6/27/2020	1,880,947
	Delta Air Lines, Inc., Term Loan
1,537,271	3.250%, 4/20/2017	1,532,782
	OSG Bulk Ships, Inc., Term Loan
1,188,000	5.250%, 8/5/2019	1,187,264
	United Airlines, Inc., Term Loan
1,124,125	3.250%, 4/1/2019	1,119,910
223,312	3.750%, 9/15/2021	223,174

	Total	5,944,077

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,027,663	4.000%, 10/9/2019	2,025,128
337,099	3.500%, 5/27/2022	333,812
	Intergen NV, Term Loan
877,100	5.500%, 6/15/2020	838,727

	Total	3,197,667

	Total Bank Loans (cost $151,674,240)	148,036,489

	Long-Term Fixed Income (34.4%)
Asset-Backed Securities (1.7%)
	Access Group, Inc.
1,338,984	0.687%, 2/25/2036[d,e]	1,323,788
	Ally Auto Receivables Trust
131,577	0.720%, 5/20/2016	131,585
	Ares CLO, Ltd.
2,800,000	1.564%, 10/12/2023[d,e]	2,793,745
1,500,000	1.754%, 11/15/2025*,e	1,499,929
	BA Credit Card Trust
1,100,000	0.566%, 6/15/2021[e]	1,099,342
	Barclays Dryrock Issuance Trust
1,000,000	0.546%, 12/16/2019[e]	1,000,003
	Bayview Opportunity Master Fund Trust
1,746,388	3.721%, 2/28/2035*	1,749,939
	Betony CLO, Ltd.
750,000	1.779%, 4/15/2027*,e	749,772
	CAM Mortgage, LLC
2,250,000	3.500%, 7/15/2064*	2,250,000
	Capital One Multi-Asset Execution Trust
1,350,000	0.554%, 1/18/2022[e]	1,351,508
	Chase Issuance Trust
1,475,000	1.590%, 2/18/2020	1,482,726
	Chesapeake Funding, LLC
1,486,530	0.634%, 1/7/2025[d,e]	1,487,222
	Countrywide Asset-Backed Certificates
1,364,951	5.530%, 4/25/2047	1,440,744
	Edlinc Student Loan Funding Trust
1,074,705	3.190%, 10/1/2025*,e	1,088,139
	FirstEnergy Ohio PIRB Special Purpose Trust
853,762	0.679%, 1/15/2019	853,663
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[d]	820,019
	Golden Credit Card Trust
1,000,000	0.616%, 9/15/2018[d,e]	1,000,750
	GoldenTree Loan Opportunities IX, Ltd.
825,000	1.789%, 10/29/2026*,e	823,432
	Golub Capital Partners CLO 23M, Ltd.
800,000	1.485%, 5/5/2027*,e	799,012
	Lehman XS Trust
3,786,734	5.440%, 8/25/2035[f]	3,455,289
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045	3,456,192
3,400,000	3.246%, 12/15/2047	3,401,051
	Morgan Stanley Capital, Inc.
1,915,163	0.337%, 2/25/2037[e]	1,155,808
	OZLM VIII, Ltd.
825,000	1.714%, 10/17/2026*,e	823,494
	Race Point IX CLO, Ltd.
1,925,000	1.768%, 4/15/2027*,e	1,922,265
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036[f]	3,866,605
2,440,146	5.580%, 11/25/2036[f]	1,459,661
	SLM Student Loan Trust
2,295,721	0.786%, 8/15/2022[d,e]	2,297,810
1,188,695	0.677%, 4/25/2023[d,e]	1,189,097
1,350,000	1.236%, 5/17/2027[d,e]	1,359,925
	U.S. Small Business Administration
423,051	3.191%, 3/10/2024	437,766
	UBS Commercial Mortgage Trust
5,100,000	3.400%, 5/10/2045	5,274,639
	Vericrest Opportunity Loan Transferee
1,827,038	3.375%, 10/25/2058*,f	1,823,143
3,000,000	3.500%, 6/26/2045[d]	2,997,000
3,000,000	3.500%, 6/26/2045[d]	2,996,700
1,350,203	3.500%, 2/25/2055*,f	1,348,371
	Volvo Financial Equipment, LLC
1,135,691	0.740%, 3/15/2017[d]	1,135,705
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,950,573
	World Omni Master Owner Trust
1,620,000	0.536%, 2/15/2018[d,e]	1,620,000

	Total	67,716,412

The accompanying Notes to Financial Statements are an integral part of this schedule.

49

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Basic Materials (0.3%)
	Albemarle Corporation
$ 230,000	3.000%, 12/1/2019	$230,447
	ArcelorMittal
1,300,000	6.250%, 3/1/2021	1,361,750
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	819,472
847,000	7.000%, 2/15/2021[d]	809,944
	Freeport-McMoRan, Inc.
1,759,000	2.375%, 3/15/2018	1,745,535
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[d]	534,493
	Glencore Funding, LLC
395,000	1.336%, 4/16/2018[d,e]	394,784
1,072,000	2.875%, 4/16/2020[d]	1,050,744
	Hexion US Finance Corporation
1,500,000	8.875%, 2/1/2018	1,353,750
	LyondellBasell Industries NV
1,020,000	6.000%, 11/15/2021	1,167,549
	Packaging Corporation of America
1,075,000	4.500%, 11/1/2023	1,108,643
	Sappi Papier Holding GmbH
845,000	6.625%, 4/15/2021[d]	876,688
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024	857,276

	Total	12,311,075

Capital Goods (0.3%)
	Boeing Company
780,000	3.500%, 3/1/2045	689,873
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,500,000
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,369,351
	Harsco Corporation
978,000	2.700%, 10/15/2015	978,000
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	985,189
	Lockheed Martin Corporation
1,030,000	3.800%, 3/1/2045	918,205
	Martin Marietta Materials, Inc.
750,000	1.382%, 6/30/2017[e]	746,859
	Northrop Grumman Corporation
1,010,000	3.850%, 4/15/2045	888,675
	Owens-Brockway Glass Container, Inc.
970,000	5.000%, 1/15/2022[d]	957,875
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,447,319
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	1,013,429
	Textron, Inc.
680,000	5.600%, 12/1/2017	739,061
545,000	5.950%, 9/21/2021	624,058
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	252,241

	Total	13,110,135

Collateralized Mortgage Obligations (1.9%)
	Alm Loan Funding CLO
825,000	1.662%, 10/17/2026*,e	823,144
	Alternative Loan Trust
1,837,408	6.000%, 6/25/2036	1,676,598
	Apidos CLO XVIII
825,000	1.669%, 7/22/2026*,e	820,209
	Babson CLO, Ltd.
825,000	1.656%, 10/17/2026*,e	821,681
	Bayview Opportunity Master Fund IIIb NPL Trust
1,300,000	3.721%, 7/28/2035d,[f]	1,300,000
	Birchwood Park CLO, Ltd.
825,000	1.693%, 7/15/2026*,e	823,498
	BlueMountain CLO, Ltd.
825,000	1.750%, 10/15/2026*,e	822,473
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.575%, 7/20/2023*,e	821,668
825,000	1.752%, 10/15/2026*,e	825,699
	Cent CLO 16, LP
825,000	1.528%, 8/1/2024*,e	819,969
	Cent CLO 22, Ltd.
825,000	1.756%, 11/7/2026*,e	822,405
	Citigroup Mortgage Loan Trust, Inc.
585,647	5.500%, 11/25/2035	541,094
	CitiMortgage Alternative Loan Trust
1,955,950	5.750%, 4/25/2037	1,675,175
	Countrywide Alternative Loan Trust
2,644,612	5.071%, 10/25/2035	2,402,553
1,132,929	6.500%, 8/25/2036	921,183
377,795	6.000%, 1/25/2037	347,697
3,824,374	5.500%, 5/25/2037	3,220,153
2,288,012	7.000%, 10/25/2037	1,633,716
	Countrywide Home Loans, Inc.
715,128	5.750%, 4/25/2037	652,678
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
209,594	5.500%, 10/25/2021	201,795
563,149	6.000%, 10/25/2021	496,327
	Dryden 34 Senior Loan Fund CLO
825,000	1.705%, 10/15/2026*,e	823,143
	Federal Home Loan Mortgage Corporation
8,730,048	3.000%, 4/15/2028[g]	957,834
5,926,486	3.000%, 2/15/2033[g]	834,497
	Federal National Mortgage Association
12,211,328	3.500%, 1/25/2033[g]	1,566,462
	Galaxy XX CLO, Ltd.
2,650,000	1.731%, 7/20/2027*,e	2,649,989
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	1.745%, 2/20/2027*,e	1,572,578
	Greenpoint Mortgage Funding Trust
1,343,907	0.387%, 10/25/2045[e]	1,036,159
	HomeBanc Mortgage Trust
1,095,311	2.205%, 4/25/2037	816,827
	IndyMac INDX Mortgage Loan Trust
2,592,533	0.827%, 7/25/2045[e]	2,239,088
	J.P. Morgan Mortgage Trust
182,036	2.555%, 10/25/2036	163,759
2,856,145	0.567%, 1/25/2037[e]	1,839,794
3,029,988	6.250%, 8/25/2037	2,402,447

The accompanying Notes to Financial Statements are an integral part of this schedule.

50

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Collateralized Mortgage Obligations (1.9%) - continued
	Limerock CLO III, LLC
$ 2,500,000	1.759%, 10/20/2026*,e	$2,496,977
	Madison Park Funding XIV CLO, Ltd.
900,000	1.725%, 7/20/2026*,e	898,831
	Madison Park Funding, Ltd.
2,975,000	1.570%, 8/15/2022*,e	2,962,003
	Magnetite XII, Ltd.
2,600,000	1.817%, 4/15/2027*,e	2,598,492
	MASTR Alternative Loans Trust
446,539	6.500%, 7/25/2034	457,330
2,092,002	0.637%, 12/25/2035[e]	1,095,548
	Merrill Lynch Alternative Note Asset Trust
442,026	6.000%, 3/25/2037	404,387
	Mountain View CLO, Ltd.
2,625,000	1.739%, 7/15/2027*,e	2,618,191
	Neuberger Berman CLO, Ltd.
700,000	1.749%, 8/4/2025*,e	697,634
	NZCG Funding CLO, Ltd.
2,650,000	1.812%, 4/27/2027*,e	2,651,526
	Octagon Investment Partners XX CLO, Ltd.
825,000	1.720%, 8/12/2026*,e	823,533
	OHA Loan Funding, Ltd.
2,500,000	1.762%, 10/20/2026*,e	2,496,915
	RALI Trust
4,580,894	0.367%, 11/25/2036[e]	3,312,834
	Residential Accredit Loans, Inc.
834,104	5.750%, 9/25/2035	753,220
	Residential Asset Securitization Trust
2,991,556	0.567%, 8/25/2037[e]	1,041,753
	Sequoia Mortgage Trust
2,920,734	2.770%, 9/20/2046	2,327,948
	Shackleton VII CLO, Ltd.
2,650,000	1.797%, 4/15/2027*,e	2,650,017
	Symphony CLO XV, Ltd.
2,500,000	1.724%, 10/17/2026*,e	2,498,886
	Symphony CLO, Ltd.
816,773	1.374%, 1/9/2023*,e	814,410
	Voya CLO 3, Ltd.
825,000	1.697%, 7/25/2026*,e	819,381
	WaMu Mortgage Pass Through Certificates
450,729	2.246%, 9/25/2036	405,779
424,613	2.281%, 10/25/2036	378,607
1,390,879	1.969%, 11/25/2036	1,228,423
2,095,120	1.797%, 1/25/2037	1,778,464

	Total	77,583,381

Commercial Mortgage-Backed Securities (0.8%)
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.234%, 6/8/2030[d,e]	2,335,620
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,851,841
	Credit Suisse Mortgage Capital Certificates
3,300,000	5.509%, 9/15/2039	3,442,243
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,028,017	0.727%, 12/25/2016	1,029,311
	Federal National Mortgage Association
1,568,724	1.272%, 1/25/2017	1,576,638
	Government National Mortgage Association
51	3.214%, 1/16/2040	51
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,325,215
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047	4,114,192
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,450,000	1.136%, 12/15/2028[d,e]	1,449,710
2,300,000	5.885%, 2/12/2049	2,437,618
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048	2,842,792
	LSTAR Commercial Mortgage Trust
493,218	1.519%, 1/20/2041[d]	493,428
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,846,717
	SCG Trust
700,000	1.586%, 11/15/2026[d,e]	699,285

	Total	30,444,661

Communications Services (1.3%)
	21st Century Fox America, Inc.
960,000	6.900%, 3/1/2019	1,114,685
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,500,000
	America Movil SAB de CV
750,000	1.288%, 9/12/2016[e]	751,614
829,000	5.000%, 10/16/2019	912,513
	American Tower Corporation
105,000	2.800%, 6/1/2020	103,541
950,000	3.450%, 9/15/2021	945,420
	AT&T, Inc.
360,000	1.212%, 6/30/2020[e]	361,395
963,000	3.875%, 8/15/2021	993,293
805,000	3.000%, 6/30/2022	777,279
1,025,000	5.550%, 8/15/2041	1,050,184
805,000	4.750%, 5/15/2046	732,529
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[d]	874,042
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,584,375
	CenturyLink, Inc.
1,150,000	6.450%, 6/15/2021	1,158,625
	Columbus International, Inc.
1,175,000	7.375%, 3/30/2021[d]	1,263,125
	Comcast Corporation
1,340,000	4.400%, 8/15/2035	1,330,582
418,000	4.650%, 7/15/2042	419,058
702,000	4.750%, 3/1/2044	712,631
	Cox Communications, Inc.
496,000	9.375%, 1/15/2019[d]	605,532

The accompanying Notes to Financial Statements are an integral part of this schedule.

51

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Communications Services (1.3%) - continued
	Crown Castle International Corporation
$ 1,270,000	5.250%, 1/15/2023	$1,279,208
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	497,760
	Digicel, Ltd.
650,000	6.000%, 4/15/2021[d]	626,678
	DIRECTV Holdings, LLC
600,000	5.875%, 10/1/2019	677,286
381,000	4.450%, 4/1/2024	389,881
1,040,000	6.350%, 3/15/2040	1,124,038
	FairPoint Communications, Inc.
970,000	8.750%, 8/15/2019[d]	1,008,800
	Hughes Satellite Systems Corporation
1,350,000	6.500%, 6/15/2019	1,464,750
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,522,500
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,603,050
	McGraw Hill Financial, Inc.
630,000	4.000%, 6/15/2025[d]	629,377
	Numericable-SFR
1,450,000	6.000%, 5/15/2022[d]	1,429,156
	Scripps Networks Interactive, Inc.
1,075,000	2.800%, 6/15/2020	1,059,010
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	617,764
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,324,213
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	881,372
515,000	7.045%, 6/20/2036	632,493
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,667,023
	Time Warner, Inc.
1,072,000	3.600%, 7/15/2025	1,042,714
780,000	6.250%, 3/29/2041	892,545
	T-Mobile USA, Inc.
1,450,000	6.125%, 1/15/2022	1,497,125
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[d]	891,953
	UPCB Finance V, Ltd.
1,350,000	7.250%, 11/15/2021[d]	1,458,000
	Verizon Communications, Inc.
590,000	1.053%, 6/17/2019[e]	586,295
302,000	2.625%, 2/21/2020	301,321
1,405,000	3.000%, 11/1/2021	1,386,097
1,956,000	5.150%, 9/15/2023	2,141,509
73,000	6.400%, 9/15/2033	83,654
508,000	5.050%, 3/15/2034	511,418
859,000	4.272%, 1/15/2036[d]	774,877
282,000	6.550%, 9/15/2043	329,871
1,196,000	4.522%, 9/15/2048[d]	1,050,706
	Wind Acquisition Finance SA
925,000	4.750%, 7/15/2020[d]	911,125

	Total	49,483,992

Consumer Cyclical (0.6%)
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,441,875
	CVS Health Corporation
235,000	2.250%, 8/12/2019	233,933
508,000	6.125%, 9/15/2039	600,142
	Ford Motor Company
515,000	7.450%, 7/16/2031	658,071
	Ford Motor Credit Company, LLC
680,000	5.000%, 5/15/2018	731,060
1,050,000	2.597%, 11/4/2019	1,042,337
	General Motors Company
992,000	6.250%, 10/2/2043	1,106,631
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,534,116
780,000	4.000%, 1/15/2025	765,359
	Hilton Worldwide Finance, LLC
1,450,000	5.625%, 10/15/2021	1,506,115
	Home Depot, Inc.
536,000	2.625%, 6/1/2022	527,163
	Hyundai Capital America
290,000	2.000%, 3/19/2018[d]	290,104
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,552,500
	KB Home
729,000	4.750%, 5/15/2019	723,532
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,578,750
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,515,000
	Macy’s Retail Holdings, Inc.
375,000	4.375%, 9/1/2023	395,455
820,000	3.625%, 6/1/2024	817,724
	MGM Resorts International
1,450,000	6.000%, 3/15/2023[h]	1,468,125
	Six Flags Entertainment Corporation
400,000	5.250%, 1/15/2021[d]	408,000
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	658,300
462,000	4.000%, 12/31/2018	471,240
	United Rentals, Inc.
1,450,000	5.500%, 7/15/2025	1,401,062
	Walgreens Boots Alliance, Inc.
650,000	2.700%, 11/18/2019	650,868

	Total	22,077,462

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
265,000	1.800%, 5/14/2018	264,221
920,000	2.500%, 5/14/2020	910,562
650,000	3.600%, 5/14/2025	642,457
	Actavis Funding SCS
760,000	4.550%, 3/15/2035	722,587
1,040,000	4.850%, 6/15/2044	1,003,386
	Amgen, Inc.
330,000	2.125%, 5/1/2020	323,134
1,075,000	2.700%, 5/1/2022	1,039,270
540,000	3.125%, 5/1/2025	510,916
	B&G Foods, Inc.
1,055,000	4.625%, 6/1/2021	1,039,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

52

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	BAT International Finance plc
$ 480,000	0.796%, 6/15/2018[d,e]	$479,717
	Becton, Dickinson and Company
744,000	6.375%, 8/1/2019	857,232
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	492,584
1,030,000	4.125%, 10/1/2023	1,045,655
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	921,157
	Cardinal Health, Inc.
260,000	1.950%, 6/15/2018	260,437
402,000	4.900%, 9/15/2045	400,550
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,589,250
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	311,659
	Cigna Corporation
775,000	5.375%, 2/15/2042	832,033
	EMD Finance, LLC
515,000	0.633%, 3/17/2017[d,e]	514,724
1,016,000	2.950%, 3/19/2022[d]	994,447
	Endo Finance LLC & Endo Finco, Inc.
1,500,000	7.000%, 7/15/2019[d]	1,555,500
	Forest Laboratories, Inc.
1,000,000	4.375%, 2/1/2019d	1,058,347
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,590,000
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022[d]	1,002,346
	HCA, Inc.
1,450,000	3.750%, 3/15/2019	1,460,875
	Hospira, Inc.
330,000	6.050%, 3/30/2017	355,066
800,000	5.800%, 8/12/2023	931,134
805,000	5.600%, 9/15/2040	911,465
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	884,770
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[d]	1,433,253
	Kraft Foods Group, Inc.
1,070,000	5.000%, 6/4/2042	1,066,279
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	357,210
1,025,000	4.700%, 2/1/2045	938,855
	Lorillard Tobacco Company
604,000	2.300%, 8/21/2017[h]	606,121
	McKesson Corporation
515,000	3.796%, 3/15/2024	520,922
650,000	4.883%, 3/15/2044	645,941
	Medco Health Solutions, Inc.
550,000	7.125%, 3/15/2018	626,064
	Medtronic, Inc.
1,170,000	4.375%, 3/15/2035[d]	1,161,020
	Merck & Company, Inc.
385,000	0.654%, 2/10/2020[e]	382,985
260,000	3.700%, 2/10/2045	232,276
	Mondelez International, Inc.
418,000	0.798%, 2/1/2019[e]	413,302
	Mylan, Inc.
626,000	7.875%, 7/15/2020[d]	652,120
	Ortho-Clinical Diagnostics, Inc.
830,000	6.625%, 5/15/2022[d]	728,325
	Pernod Ricard SA
600,000	2.950%, 1/15/2017[d]	613,115
508,000	5.750%, 4/7/2021[d]	571,945
	Reynolds American, Inc.
1,068,000	5.700%, 8/15/2035	1,107,374
	Roche Holdings, Inc.
1,075,000	4.000%, 11/28/2044[d]	1,036,499
	SABMiller Holdings, Inc.
536,000	3.750%, 1/15/2022[d]	553,825
536,000	4.950%, 1/15/2042[d]	546,087
	Safeway, Inc.
58,000	3.400%, 12/1/2016	58,017
	Spectrum Brands Escrow Corporation
640,000	6.375%, 11/15/2020	676,800
	Spectrum Brands, Inc.
640,000	5.750%, 7/15/2025[d]	649,600
	Tenet Healthcare Corporation
1,450,000	8.125%, 4/1/2022	1,585,575
	WM Wrigley Jr. Company
705,000	2.000%, 10/20/2017[d]	711,159
	Zimmer Holdings, Inc.
762,000	4.450%, 8/15/2045	698,949

	Total	43,478,274

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
888,000	5.875%, 11/15/2016	921,009
	BP Capital Markets plc
508,000	3.062%, 3/17/2022	506,676
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	842,911
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	763,087
	CNPC General Capital, Ltd.
496,000	2.750%, 4/19/2017d	504,285
	Columbia Pipeline Group, Inc.
350,000	2.450%, 6/1/2018[d]	352,703
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,404,959
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	867,000
	El Paso, LLC
630,000	7.800%, 8/1/2031	719,516
	Enbridge, Inc.
400,000	0.734%, 6/2/2017[e]	395,211
	Energy Transfer Partners, LP
979,000	4.650%, 6/1/2021	1,004,791
765,000	4.900%, 3/15/2035	690,266
	Enterprise Products Operating, LLC
105,000	1.650%, 5/7/2018	104,895
1,000,000	2.550%, 10/15/2019	999,713
792,000	5.100%, 2/15/2045	770,332
390,000	7.034%, 1/15/2068	419,250
	EQT Corporation
500,000	5.150%, 3/1/2018	525,421

The accompanying Notes to Financial Statements are an integral part of this schedule.

53

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Energy (0.8%) - continued
$ 754,000	8.125%, 6/1/2019	$882,581
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,189,816
	Kinder Morgan, Inc.
625,000	5.000%, 2/15/2021[d]	661,203
714,000	5.300%, 12/1/2034	663,801
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019	1,104,905
	Magellan Midstream Partners, LP
255,000	4.200%, 3/15/2045	226,623
	Marathon Oil Corporation
1,350,000	2.700%, 6/1/2020	1,339,158
	Marathon Petroleum Corporation
250,000	3.625%, 9/15/2024	245,452
500,000	4.750%, 9/15/2044	456,348
	MarkWest Energy Partners, LP
1,445,000	4.875%, 12/1/2024	1,412,488
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,443,750
	NiSource Finance Corporation
520,000	4.800%, 2/15/2044	530,217
775,000	5.650%, 2/1/2045	875,871
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019	922,500
	Petroleos Mexicanos
515,000	3.500%, 1/30/2023	488,581
460,000	2.378%, 4/15/2025	464,291
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,472,906
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025[d]	1,425,600
	Shell International Finance BV
360,000	0.729%, 5/11/2020[e]	358,454
	Southwestern Energy Company
650,000	7.500%, 2/1/2018	725,282
	Spectra Energy Partners, LP
508,000	4.500%, 3/15/2045	450,038
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	776,195
	Valero Energy Corporation
762,000	4.900%, 3/15/2045	714,069
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	582,243
446,000	3.700%, 1/15/2023	415,275
535,000	4.550%, 6/24/2024	518,460

	Total	32,138,132

Financials (2.5%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	583,512
	Air Lease Corporation
625,000	2.125%, 1/15/2018	618,750
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	952,800
	American Express Credit Corporation
590,000	0.836%, 3/18/2019[e]	587,787
	American International Group, Inc.
315,000	2.300%, 7/16/2019	314,437
1,040,000	3.875%, 1/15/2035	939,362
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	573,978
	Banco Santander Chile
710,000	1.176%, 4/11/2017[d,e]	708,125
	Bank of America Corporation
800,000	1.351%, 3/22/2018[e]	807,282
500,000	1.144%, 4/1/2019[e]	500,916
1,015,000	3.300%, 1/11/2023	999,610
508,000	4.000%, 4/1/2024	516,928
760,000	4.000%, 1/22/2025	740,463
552,000	5.875%, 2/7/2042	636,602
992,000	8.000%, 12/29/2049[i]	1,046,560
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[d]	315,156
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,020,172
	Barclays plc
780,000	2.750%, 11/8/2019	774,381
	BB&T Corporation
325,000	0.990%, 1/15/2020[e]	324,182
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	932,790
	BioMed Realty, LP
762,000	2.625%, 5/1/2019	758,777
	BNP Paribas SA
1,031,000	2.375%, 9/14/2017	1,046,442
	BPCE SA
762,000	5.700%, 10/22/2023d	803,236
	Caisse Centrale Desjardins du Quebec
455,000	0.944%, 1/29/2018[d,e]	456,901
	Capital One Financial Corporation
1,149,000	6.150%, 9/1/2016	1,212,753
635,000	2.450%, 4/24/2019	635,066
	Citigroup, Inc.
571,000	6.000%, 8/15/2017	621,070
415,000	1.044%, 4/8/2019e	414,080
970,000	8.500%, 5/22/2019	1,183,106
690,000	4.050%, 7/30/2022	706,545
1,990,000	4.400%, 6/10/2025	1,982,583
	CoBank ACB
395,000	0.886%, 6/15/2022*,e	372,271
	Compass Bank
750,000	2.750%, 9/29/2019	748,147
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	649,913
	Credit Agricole SA
485,000	1.075%, 4/15/2019[d,e]	488,466
1,000,000	2.750%, 6/10/2020d	999,349
	Credit Suisse AG
652,000	5.400%, 1/14/2020	720,894
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,552,500
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[d]	1,524,312
	Deutsche Bank AG
745,000	1.350%, 5/30/2017	740,008
	Discover Bank
635,000	8.700%, 11/18/2019	772,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

54

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.5%) - continued
	Discover Financial Services
$ 526,000	6.450%, 6/12/2017	$571,278
	DnB Boligkreditt AS
1,024,000	1.450%, 3/21/2018[d]	1,024,502
	Duke Realty, LP
260,000	3.875%, 2/15/2021	269,870
780,000	4.375%, 6/15/2022	815,014
	ERP Operating, LP
267,000	3.375%, 6/1/2025	261,443
	European Investment Bank
755,000	1.875%, 3/15/2019	766,653
705,000	2.125%, 10/15/2021	703,925
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	800,349
310,000	2.875%, 10/1/2021	306,952
	General Electric Capital Corporation
1,775,000	3.100%, 1/9/2023	1,770,108
1,040,000	6.750%, 3/15/2032	1,350,180
	Genworth Financial, Inc.
710,000	7.700%, 6/15/2020	768,561
	Goldman Sachs Group, Inc.
1,170,000	1.478%, 4/30/2018[e]	1,182,342
430,000	1.374%, 11/15/2018[e]	433,809
900,000	2.550%, 10/23/2019	902,110
950,000	5.375%, 3/15/2020	1,057,844
460,000	1.437%, 4/23/2020[e]	464,492
865,000	5.250%, 7/27/2021	960,598
1,300,000	3.500%, 1/23/2025	1,260,732
536,000	5.150%, 5/22/2045	517,094
	Hartford Financial Services Group, Inc.
615,000	5.125%, 4/15/2022	682,052
	HBOS plc
744,000	6.750%, 5/21/2018[d]	824,912
	HCP, Inc.
520,000	3.400%, 2/1/2025	488,209
	Health Care REIT, Inc.
268,000	2.250%, 3/15/2018	269,983
520,000	3.750%, 3/15/2023	514,788
400,000	4.000%, 6/1/2025	394,785
	HSBC Bank plc
1,065,000	0.914%, 5/15/2018[d,e]	1,069,508
	HSBC Holdings plc
526,000	5.250%, 3/14/2044	545,604
780,000	6.375%, 3/29/2049[i]	783,900
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	285,544
	Hutchison Whampoa International 14, Ltd.
804,000	3.625%, 10/31/2024[d]	790,945
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020	1,135,750
	ING Bank NV
762,000	4.125%, 11/21/2023	782,714
	ING Capital Funding Trust III
825,000	3.882%, 12/29/2049[e,i]	818,812
	International Lease Finance Corporation
1,093,000	2.236%, 6/15/2016[e]	1,091,634
	Intesa Sanpaolo SPA
381,000	3.875%, 1/16/2018	393,319
	J.P. Morgan Chase & Company
475,000	1.800%, 1/25/2018	476,465
980,000	6.300%, 4/23/2019	1,122,711
365,000	2.250%, 1/23/2020	358,680
310,000	3.200%, 1/25/2023	304,043
1,040,000	3.625%, 5/13/2024	1,032,456
480,000	3.875%, 9/10/2024	472,275
2,040,000	3.125%, 1/23/2025	1,947,702
980,000	7.900%, 4/29/2049[i]	1,036,595
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	270,902
300,000	6.500%, 5/1/2042[d]	350,074
	Liberty Property, LP
762,000	3.750%, 4/1/2025	737,662
	Lloyds Bank plc
515,000	0.806%, 3/16/2018[e]	514,849
	Lloyds Banking Group plc
744,000	5.920%, 9/29/2049[d,i]	740,280
	Merrill Lynch & Company, Inc.
1,750,000	6.050%, 5/16/2016	1,817,193
705,000	6.400%, 8/28/2017	772,989
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	941,453
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	763,102
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,632,591
780,000	1.557%, 4/25/2018[e]	791,219
460,000	1.417%, 1/27/2020[e]	466,330
660,000	4.875%, 11/1/2022	702,047
889,000	4.100%, 5/22/2023	890,662
640,000	4.300%, 1/27/2045	598,014
635,000	5.550%, 12/29/2049[i]	630,396
	MPT Operating Partnership, LP
970,000	5.500%, 5/1/2024	999,100
	National City Corporation
776,000	6.875%, 5/15/2019	899,947
	Prologis, LP
950,000	7.375%, 10/30/2019	1,124,599
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	315,098
	Quicken Loans, Inc.
970,000	5.750%, 5/1/2025d	928,775
	Realty Income Corporation
265,000	2.000%, 1/31/2018	266,887
	Regions Bank
261,000	7.500%, 5/15/2018	299,583
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	426,312
792,000	5.000%, 6/1/2021	868,061
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	396,416
	Royal Bank of Scotland Group plc
500,000	1.222%, 3/31/2017[e]	500,344
	Santander Holdings USA, Inc.
804,000	2.650%, 4/17/2020	790,420
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	736,751
1,115,000	2.750%, 2/1/2023	1,074,098

The accompanying Notes to Financial Statements are an integral part of this schedule.

55

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Financials (2.5%) - continued
	Skandinaviska Enskilda Banken AB
$ 615,000	2.375%, 3/25/2019[d]	$621,027
	SLM Corporation
465,000	3.875%, 9/10/2015	465,581
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	1,017,158
	Sumitomo Mitsui Banking Corporation
1,390,000	1.300%, 1/10/2017	1,391,147
545,000	0.856%, 1/16/2018[e]	544,989
	Svenska Handelsbanken AB
707,000	1.625%, 3/21/2018	708,285
715,000	0.773%, 6/17/2019[e]	714,644
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	745,300
	Synchrony Financial
330,000	3.000%, 8/15/2019	332,349
305,000	1.509%, 2/3/2020[e]	306,343
480,000	3.750%, 8/15/2021	483,652
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	338,836
	USB Realty Corporation
310,000	1.422%, 12/29/2049[d,e,i]	283,262
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	972,834
	Wells Fargo & Company
455,000	0.958%, 1/30/2020[e]	452,756
1,015,000	3.450%, 2/13/2023	1,009,504
1,040,000	3.000%, 2/19/2025	996,049

	Total	99,723,688

Foreign Government (<0.1%)
	Eksportfinans ASA
465,000	5.500%, 5/25/2016	478,369
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	445,644
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[d]	730,381

	Total	1,654,394

Mortgage-Backed Securities (13.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
26,100,000	3.000%, 7/1/2030[c]	27,020,025
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
33,600,000	4.000%, 7/1/2045[c]	35,532,655
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
26,325,000	3.500%, 7/1/2030[c]	27,763,414
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,567,618	2.054%, 3/1/2043[e]	6,821,027
6,511,092	1.729%, 7/1/2043[e]	6,674,904
142,450,000	3.500%, 7/1/2045[c]	146,801,406
68,000,000	3.500%, 8/1/2045[c]	69,896,564
106,250,000	4.000%, 8/1/2045[c]	112,320,769
74,396,000	4.500%, 8/1/2045[c]	80,312,811

	Total	513,143,575

Technology (0.5%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	322,125
	Apple, Inc.
360,000	0.577%, 5/6/2020[e]	358,966
1,055,000	3.200%, 5/13/2025	1,049,545
1,000,000	3.450%, 2/9/2045	847,524
	Baidu, Inc.
700,000	2.750%, 6/9/2019	700,349
	Cisco Systems, Inc.
480,000	0.593%, 6/15/2018[e]	480,839
	CommScope Technologies Finance, LLC
1,020,000	6.000%, 6/15/2025[d]	1,016,175
	Equinix, Inc.
970,000	5.750%, 1/1/2025	960,300
	Fidelity National Information Services, Inc.
868,000	1.450%, 6/5/2017	866,042
	First Data Corporation
1,500,000	7.375%, 6/15/2019[d]	1,559,250
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[d]	1,537,000
	Hewlett-Packard Company
858,000	5.400%, 3/1/2017	913,446
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,473,450
	Micron Semiconductor Asia Pte, Ltd.
300,000	1.258%, 1/15/2019	300,124
	Oracle Corporation
330,000	2.500%, 5/15/2022	320,433
1,340,000	2.950%, 5/15/2025	1,289,643
	Plantronics, Inc.
1,450,000	5.500%, 5/31/2023[d]	1,468,125
	Qualcomm, Inc.
800,000	3.000%, 5/20/2022	794,578
	Seagate HDD Cayman
1,072,000	4.875%, 6/1/2027[d]	1,042,055
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,102,924

	Total	18,402,893

Transportation (0.3%)
	Air Canada Pass Through Trust
310,000	3.875%, 3/15/2023[d]	304,203
	American Airlines Pass Through Trust
1,300,000	3.375%, 5/1/2027	1,270,750
	Avis Budget Car Rental, LLC
865,000	5.125%, 6/1/2022[d]	843,375
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,094,116
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	511,391
	Continental Airlines, Inc.
658,141	4.150%, 4/11/2024	672,126
	CSX Corporation
494,000	3.700%, 11/1/2023	507,139

The accompanying Notes to Financial Statements are an integral part of this schedule.

56

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Transportation (0.3%) - continued
	Delta Air Lines, Inc.
$ 885,000	6.750%, 5/23/2017	$899,780
359,467	4.950%, 5/23/2019	380,812
108,122	4.750%, 5/7/2020	114,339
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[d]	289,687
775,000	4.500%, 2/15/2045[d]	712,242
	FedEx Corporation
1,320,000	3.900%, 2/1/2035	1,220,319
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	857,338
	Union Pacific Corporation
1,040,000	3.875%, 2/1/2055	914,558
	Virgin Australia Holdings, Ltd.
292,021	5.000%, 10/23/2023[d]	302,972
	XPO Logistics, Inc.
475,000	6.500%, 6/15/2022[d]	464,906

	Total	11,360,053

U.S. Government and Agencies (8.6%)
	Federal National Mortgage Association
870,000	0.875%, 5/21/2018	864,793
1,355,000	1.625%, 1/21/2020	1,353,122
1,330,000	2.625%, 9/6/2024	1,330,513
205,000	6.250%, 5/15/2029	280,037
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	243,342
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,323,678
	U.S. Treasury Bonds, TIPS
2,019,320	0.125%, 4/15/2019	2,045,508
50,204	2.375%, 1/15/2025	59,060
32,837	2.125%, 2/15/2040	40,439
444,979	0.750%, 2/15/2042	408,929
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,061,088
23,970,000	0.875%, 11/15/2017	24,014,944
40,910,000	1.500%, 10/31/2019	40,932,378
30,000,000	1.625%, 6/30/2020	29,997,660
59,425,000	1.875%, 6/30/2020	60,112,072
10,060,000	1.625%, 8/15/2022	9,751,912
48,300,000	2.250%, 11/15/2024	48,005,660
56,100,000	3.625%, 2/15/2044	61,679,313
	U.S. Treasury Notes, TIPS
28,452,188	0.125%, 4/15/2018	28,898,973
282,226	0.125%, 1/15/2022	279,690
7,277,216	0.125%, 1/15/2023	7,148,729

	Total	341,831,840

Utilities (0.7%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,646,250
	American Electric Power Company, Inc.
1,072,000	2.950%, 12/15/2022	1,040,403
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	391,687
	Berkshire Hathaway Energy Company
390,000	2.400%, 2/1/2020	388,293
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,424,625
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	920,316
	Consolidated Edison Company of New York, Inc.
645,000	4.450%, 3/15/2044	636,374
	DCP Midstream Operating, LP
535,000	3.875%, 3/15/2023	494,296
	DCP Midstream, LLC
872,000	4.750%, 9/30/2021[d]	861,626
	DTE Electric Company
760,000	3.700%, 3/15/2045	687,041
	DTE Energy Company
155,000	2.400%, 12/1/2019	154,987
	Duke Energy Carolinas, LLC
508,000	3.750%, 6/1/2045	463,266
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	908,849
	Dynegy Finance I, Inc.
940,000	6.750%, 11/1/2019[d]	978,070
	EDP Finance BV
780,000	4.125%, 1/15/2020[d]	787,571
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	492,682
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,446,375
	Eversource Energy
330,000	1.600%, 1/15/2018	331,314
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	956,831
295,000	2.950%, 1/15/2020	296,021
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	289,083
770,000	5.300%, 7/1/2043	822,789
	MidAmerican Energy Holdings Company
560,000	6.500%, 9/15/2037	687,007
	Monongahela Power Company
780,000	5.400%, 12/15/2043[d]	861,390
	NextEra Energy Capital Holdings, Inc.
105,000	1.586%, 6/1/2017	105,228
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,217,671
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,545,000
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045[d]	679,223
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,107,892
	PG&E Corporation
375,000	2.400%, 3/1/2019	375,487
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	376,436
775,000	5.000%, 3/15/2044	814,382
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,442,460
370,000	2.400%, 3/15/2020	367,122
	Southern California Edison Company
220,000	2.400%, 2/1/2022	213,976

The accompanying Notes to Financial Statements are an integral part of this schedule.

57

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (34.4%)	Value
Utilities (0.7%) - continued
	Southwestern Electric Power Company
$ 530,000	3.900%, 4/1/2045	$461,391
	TransAlta Corporation
825,000	1.900%, 6/3/2017	820,849
	Xcel Energy, Inc.
340,000	1.200%, 6/1/2017	340,065

	Total	27,834,328

	Total Long-Term Fixed Income (cost $1,360,769,104)	1,362,294,295

Shares	Mutual Funds (32.4%)
Affiliated Equity Mutual Funds (12.6%)
1,464,533	Thrivent Partner Small Cap Value Portfolio	37,990,130
1,881,929	Thrivent Small Cap Stock Portfolio	32,222,584
2,991,137	Thrivent Partner Mid Cap Value Portfolio	47,542,321
3,484,569	Thrivent Mid Cap Stock Portfolio	58,865,171
16,564,901	Thrivent Partner Worldwide
	Allocation Portfolio	158,160,018
8,148,101	Thrivent Large Cap Value Portfolio	132,686,129
2,552,346	Thrivent Large Cap Stock Portfolio	30,107,468

	Total	497,573,821

Affiliated Fixed Income Mutual Funds (18.9%)
20,211,262	Thrivent High Yield Portfolio	98,665,319
24,485,346	Thrivent Income Portfolio	246,895,534
40,650,098	Thrivent Limited Maturity Bond Portfolio	399,431,930

	Total	744,992,783

Equity Mutual Funds (0.4%)
10,880	Materials Select Sector SPDR Fund	526,483
7,200	Market Vectors Oil Service ETFh	251,280
5,000	iShares North American Natural Resources ETF	181,400
3,400	iShares Russell 2000 Growth Index Fund[h]	525,572
41,656	SPDR S&P 500 ETF Trust	8,574,888
135,750	SPDR Euro Stoxx 50 ETF	5,081,122
3,030	iShares Russell 2000 Index Fund[h]	378,326

	Total	15,519,071

Fixed Income Mutual Funds (0.5%)
108,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,555,620
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,583,760

	Total	20,139,380

	Total Mutual Funds (cost $1,185,290,214)	1,278,225,055

	Common Stock (14.7%)
Consumer Discretionary (2.1%)
12,840	Aaron’s, Inc.	464,936
22,236	Amazon.com, Inc.[j]	9,652,425
4,260	AutoZone, Inc.[j]	2,840,994
12,300	Barnes & Noble, Inc.[j]	319,308
12,700	Bed Bath & Beyond, Inc.[j]	876,046
2,500	Big Lots, Inc.	112,475
13,050	Brinker International, Inc.	752,333
35,100	CBS Corporation	1,948,050
4,103	Cedar Fair, LP	223,572
5,400	Cheesecake Factory, Inc.	294,489
4,400	Columbia Sportswear Company	266,024
225,583	Comcast Corporation	13,566,562
28,969	Delphi Automotive plc	2,464,972
3,300	DeVry Education Group, Inc.	98,934
8,850	DISH Network Corporation[j]	599,234
44,100	Ford Motor Company	661,941
8,400	Gap, Inc.	320,628
7,420	G-III Apparel Group, Ltd.[j]	521,997
60,900	Harley-Davidson, Inc.	3,431,715
2,925	Harman International Industries, Inc.	347,899
47,760	Home Depot, Inc.	5,307,569
9,710	Houghton Mifflin Harcourt Company[j]	244,692
1,900	Jack in the Box, Inc.	167,504
36,916	Las Vegas Sands Corporation	1,940,674
12,300	Liberty Interactive Corporation[j]	341,325
93,730	Lowe’s Companies, Inc.	6,277,098
20,600	Macy’s, Inc.	1,389,882
1,700	Marriott Vacations Worldwide Corporation	155,975
8,467	MDC Partners, Inc.	166,800
3,300	Murphy USA, Inc.[j]	184,206
10,200	Nautilus, Inc.[j]	219,402
4,300	Newell Rubbermaid, Inc.	176,773
66,260	NIKE, Inc.	7,157,405
13,820	Nutrisystem, Inc.	343,842
5,120	Oxford Industries, Inc.	447,744
3,400	Papa John’s International, Inc.	257,074
100	Priceline Group, Inc.[j]	115,137
4,900	Scripps Networks Interactive, Inc.	320,313
142,100	Sirius XM Holdings, Inc.[j]	530,033
135,510	Starbucks Corporation	7,265,369
32,400	Target Corporation	2,644,812
5,900	Tesla Motors, Inc.h,[j]	1,582,734
13,100	Time, Inc.	301,431
10,400	Toll Brothers, Inc.[j]	397,176
5,000	Tower International, Inc.[j]	130,250
26,518	Tuesday Morning Corporation[j]	298,725
10,700	Wyndham Worldwide Corporation	876,437
28,900	Yum! Brands, Inc.	2,603,312
1,860	Zoe’s Kitchen, Inc.[h,j]	76,149

	Total	81,684,377

Consumer Staples (0.6%)
55,800	Altria Group, Inc.	2,729,178
3,450	Archer-Daniels-Midland Company	166,359
16,900	Avon Products, Inc.[h]	105,794
21,700	Campbell Soup Company	1,034,005
11,700	Coca-Cola Company	458,991
2,250	Coca-Cola Enterprises, Inc.	97,740
67,270	CVS Health Corporation	7,055,278
5,000	Estee Lauder Companies, Inc.	433,300
3,950	Ingredion, Inc.	315,249
4,400	Keurig Green Mountain, Inc.	337,172
17,950	Kimberly-Clark Corporation	1,902,161
3,500	Molson Coors Brewing Company	244,335
65,689	Mondelez International, Inc.	2,702,445
24,658	Philip Morris International, Inc.	1,976,832
3,550	Pilgrim’s Pride Corporation[h]	81,544
9,700	Pinnacle Foods, Inc.	441,738
15,900	Reynolds American, Inc.	1,187,094
16,600	Sysco Corporation	599,260

The accompanying Notes to Financial Statements are an integral part of this schedule.

58

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (14.7%)	Value
Consumer Staples (0.6%) - continued
2,580	TreeHouse Foods, Inc.[j]	$209,057
7,400	Tyson Foods, Inc.	315,462
35,650	Wal-Mart Stores, Inc.	2,528,655
5,640	WhiteWave Foods Company[j]	275,683

	Total	25,197,332

Energy (2.3%)
13,600	Atwood Oceanics, Inc.[h]	359,584
63,200	Baker Hughes, Inc.	3,899,440
107,985	Cameron International Corporation[j]	5,655,174
81,100	Canadian Natural Resources, Ltd.	2,202,676
38,750	Chevron Corporation	3,738,212
720	Cimarex Energy Company	79,423
313,902	Cobalt International Energy, Inc.[j]	3,047,988
16,250	Concho Resources, Inc.[j]	1,850,225
2,200	ConocoPhillips	135,102
4,320	Denbury Resources, Inc.[h]	27,475
575	Dril-Quip, Inc.[j]	43,269
550	Energen Corporation	37,565
1,000	Ensco plc	22,270
115,502	EOG Resources, Inc.	10,112,200
125,215	EQT Corporation	10,184,988
58,900	Exxon Mobil Corporation	4,900,480
5,900	FMC Technologies, Inc.[j]	244,791
8,500	Frank’s International NV	160,140
4,600	Green Plains, Inc.	126,730
2,600	Gulfmark Offshore, Inc.	30,160
575	Gulfport Energy Corporation[j]	23,144
16,000	Halliburton Company	689,120
2,550	Helix Energy Solutions Group, Inc.[j]	32,207
1,635	HollyFrontier Corporation	69,798
13,300	Kinder Morgan, Inc.	510,587
8,630	Laredo Petroleum Holdings, Inc.h,[j]	108,565
210,713	Marathon Oil Corporation	5,592,323
90,700	Marathon Petroleum Corporation	4,744,517
850	National Oilwell Varco, Inc.	41,038
1,450	Newfield Exploration Company[j]	52,374
1,400	Noble Energy, Inc.	59,752
88,390	Oasis Petroleum, Inc.h,[j]	1,400,982
1,090	Oceaneering International, Inc.	50,783
980	Oil States International, Inc.[j]	36,485
2,100	Patterson-UTI Energy, Inc.	39,512
188,450	Petroleo Brasileiro SA ADRh,[j]	1,705,473
6,530	Rex Energy Corporationh,[j]	36,503
5,150	Rice Energy, Inc.[j]	107,275
118,000	Rowan Companies plc	2,490,980
26,380	Schlumberger, Ltd.	2,273,692
910	SM Energy Company	41,969
79,750	Southwestern Energy Company[j]	1,812,718
131,010	Suncor Energy, Inc. ADR	3,605,395
10,130	Superior Energy Services, Inc.	213,135
420	Tesoro Corporation	35,452
155,700	Total SA ADR[h]	7,655,769
25,505	Trinidad Drilling, Ltd.	82,498
845,721	Weatherford International, Ltd.[j]	10,376,997
7,000	Western Refining, Inc.	305,340
950	Whiting Petroleum Corporation[j]	31,920
1,300	World Fuel Services Corporation	62,335

	Total	91,146,530

Financials (2.2%)
19,050	ACE, Ltd.	1,937,004
2,063	Affiliated Managers Group, Inc.[j]	450,972
3,260	Allied World Assurance Company Holdings AG	140,897
32,563	Allstate Corporation	2,112,362
4,630	American Assets Trust, Inc.	181,542
17,500	American Campus Communities, Inc.	659,575
20,250	American International Group, Inc.	1,251,855
3,663	Argo Group International Holdings, Ltd.	204,029
27,270	Assured Guaranty, Ltd.	654,207
337,550	Bank of America Corporation	5,745,101
11,970	BBCN Bancorp, Inc.	177,036
23,200	Berkshire Hathaway, Inc.[j]	3,157,752
60,000	Blackstone Group, LP	2,452,200
8,250	Boston Private Financial Holdings, Inc.	110,633
10,700	Brixmor Property Group, Inc.	247,491
3,500	Camden Property Trust	259,980
55,000	Capital One Financial Corporation	4,838,350
9,800	CBL & Associates Properties, Inc.	158,760
7,800	CBRE Group, Inc.[j]	288,600
17,100	Chambers Street Properties	135,945
65,750	Charles Schwab Corporation	2,146,737
194,678	Citigroup, Inc.	10,754,013
3,062	CNA Financial Corporation	116,999
21,120	CNO Financial Group, Inc.	387,552
63,500	Comerica, Inc.	3,258,820
17,850	Corporate Office Properties Trust	420,189
3,800	Digital Realty Trust, Inc.	253,384
8,850	Discover Financial Services	509,937
16,150	Duke Realty Corporation	299,905
8,830	Encore Capital Group, Inc.[h,j]	377,394
8,100	Essent Group, Ltd.[j]	221,535
1,890	Extra Space Storage, Inc.	123,266
5,979	FelCor Lodging Trust, Inc.	59,073
21,300	First American Financial Corporation	792,573
11,000	First Republic Bank	693,330
31,300	Franklin Resources, Inc.	1,534,639
4,350	General Growth Properties, Inc.	111,621
6,800	Government Properties Income Trust	126,140
7,950	Green Dot Corporation[j]	152,004
19,500	Hanmi Financial Corporation	484,380
4,040	HCC Insurance Holdings, Inc.	310,434
13,200	Highwoods Properties, Inc.	527,340
12,700	Hospitality Properties Trust	366,014
63,898	Host Hotels & Resorts, Inc.	1,267,097
154,350	Huntington Bancshares, Inc.	1,745,698
23,670	Intercontinental Exchange, Inc.	5,292,849
90,650	Invesco, Ltd.	3,398,469
54,174	J.P. Morgan Chase & Company	3,670,830
25,750	KeyCorp	386,765
688	Lazard, Ltd.	38,693
25,100	Lexington Realty Trust	212,848
3,200	M&T Bank Corporation	399,776
13,750	MBIA, Inc.[j]	82,637
98,670	MetLife, Inc.	5,524,533
7,300	Mid-America Apartment Communities, Inc.	531,513
149,510	Morgan Stanley	5,799,493
10,900	MSCI, Inc.	670,895
10,450	NASDAQ OMX Group, Inc.	510,065
7,150	Northern Trust Corporation	546,689
6,370	PacWest Bancorp	297,861
7,220	Parkway Properties, Inc.	125,917
5,997	Pebblebrook Hotel Trust	257,151
6,540	Primerica, Inc.	298,813
8,200	Progressive Corporation	228,206
20,800	Ramco-Gershenson Properties Trust	339,456
6,250	Raymond James Financial, Inc.	372,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

59

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (14.7%)	Value
Financials (2.2%) - continued
4,200	Renasant Corporation	$136,920
8,800	Retail Properties of America, Inc.	122,584
4,550	RLJ Lodging Trust	135,499
1,300	Sovran Self Storage, Inc.	112,983
2,200	StanCorp Financial Group, Inc.	166,342
8,300	Store Capital Corporation	166,830
35,749	Summit Hotel Properties, Inc.	465,094
7,550	Sunstone Hotel Investors, Inc.	113,326
1,020	SVB Financial Group[j]	146,860
19,080	Synovus Financial Corporation	588,046
8,060	Talmer Bancorp, Inc.	135,005
12,852	Terreno Realty Corporation	253,184
7,800	Wells Fargo & Company	438,672
10,010	Western Alliance Bancorp[j]	337,938
15,400	Western Asset Mortgage Capital Corporation[h]	227,458
3,800	Weyerhaeuser Company	119,700
65,500	Zions Bancorporation	2,078,642

	Total	86,935,282

Health Care (2.2%)
2,050	Abaxis, Inc.	105,534
113,550	Abbott Laboratories	5,573,034
3,350	Acceleron Pharma, Inc.[j]	105,994
13,890	Acorda Therapeutics, Inc.[j]	462,954
22,390	Actavis, Inc.[j]	6,794,469
22,450	Aetna, Inc.	2,861,477
33,450	Affymetrix, Inc.h,[j]	365,274
5,150	Akorn, Inc.[j]	224,849
32,420	Alexion Pharmaceuticals, Inc.[j]	5,860,563
3,860	Align Technology, Inc.[j]	242,061
20,950	Allscripts Healthcare Solutions, Inc.[j]	286,596
24,750	Amgen, Inc.	3,799,620
21,724	AMN Healthcare Services, Inc.[j]	686,261
1,900	AmSurg Corporation[j]	132,905
54,830	Baxter International, Inc.	3,834,262
6,150	Bruker Corporation[j]	125,522
2,922	C.R. Bard, Inc.	498,785
26,000	Cambrex Corporation[j]	1,142,440
5,700	Cardinal Health, Inc.	476,805
12,150	Centene Corporation[j]	976,860
77,070	Cerner Corporation[j]	5,322,454
12,520	Depomed, Inc.[j]	268,679
1,900	Edwards Lifesciences Corporation[j]	270,617
14,800	ExamWorks Group, Inc.[j]	578,680
27,200	Express Scripts Holding Company[j]	2,419,168
72,930	Gilead Sciences, Inc.	8,538,644
2,100	Greatbatch, Inc.[j]	113,232
17,550	HCA Holdings, Inc.[j]	1,592,136
5,800	Hill-Rom Holdings, Inc.	315,114
14,850	Hologic, Inc.[j]	565,191
2,600	Illumina, Inc.[j]	567,736
11,976	Johnson & Johnson	1,167,181
7,200	Magellan Health Services, Inc.[j]	504,504
1,950	Medivation, Inc.[j]	222,690
44,879	Medtronic, Inc.	3,325,534
122,220	Merck & Company, Inc.	6,957,985
3,200	Neurocrine Biosciences, Inc.[j]	152,832
6,703	NuVasive, Inc.[j]	317,588
153,300	Pfizer, Inc.	5,140,149
4,800	PharMerica Corporation[j]	159,840
2,750	Providence Service Corporation[j]	121,770
15,600	Quest Diagnostics, Inc.	1,131,312
2,900	Quintiles Transnational Holdings, Inc.[j]	210,569
15,000	Spectrum Pharmaceuticals, Inc.[h,j]	102,600
9,600	Team Health Holdings, Inc.[j]	627,168
5,330	Teleflex, Inc.	721,949
950	Thermo Fisher Scientific, Inc.	123,272
51,908	UnitedHealth Group, Inc.	6,332,776
4,500	Universal Health Services, Inc.	639,450
25,970	Vertex Pharmaceuticals, Inc.[j]	3,206,776
3,200	Waters Corporation[j]	410,816

	Total	86,684,677

Industrials (1.3%)
7,200	A.O. Smith Corporation	518,256
3,800	AAR Corporation	121,106
16,800	ADT Corporation[h]	563,976
16,800	Allison Transmission Holdings, Inc.	491,568
16,300	AMETEK, Inc.	892,914
9,900	Applied Industrial Technologies, Inc.	392,535
4,650	Argan, Inc.	187,535
27,000	Boeing Company	3,745,440
5,849	Briggs & Stratton Corporation	112,652
16,500	Caterpillar, Inc.	1,399,530
7,730	CLARCOR, Inc.	481,115
15,200	Con-way, Inc.	583,224
121,000	CSX Corporation	3,950,650
5,090	Curtiss-Wright Corporation	368,720
139,070	Delta Air Lines, Inc.	5,712,996
11,820	EMCOR Group, Inc.	564,641
4,160	Esterline Technologies Corporation[j]	396,614
22,600	Expeditors International of Washington, Inc.	1,041,973
13,400	Federal Signal Corporation	199,794
12,200	Flowserve Corporation	642,452
30,000	Fluor Corporation	1,590,300
9,103	Granite Construction, Inc.	323,248
7,947	HNI Corporation	406,489
34,761	Honeywell International, Inc.	3,544,579
4,500	Huntington Ingalls Industries, Inc.	506,655
6,360	Huron Consulting Group, Inc.[j]	445,772
97,040	Ingersoll-Rand plc	6,542,437
38,450	Jacobs Engineering Group, Inc.[j]	1,561,839
16,650	KAR Auction Services, Inc.	622,710
19,220	Korn/Ferry International	668,279
3,000	Manpower, Inc.	268,140
8,100	Meritor, Inc.[j]	106,272
7,550	Mistras Group, Inc.[j]	143,299
1,850	Old Dominion Freight Line, Inc.[j]	126,919
12,867	Oshkosh Corporation	545,303
42,040	Pentair, Ltd.	2,890,250
12,400	PowerSecure International, Inc.[j]	183,024
15,800	Progressive Waste Solutions, Ltd.	424,230
1,150	Proto Labs, Inc.[j]	77,602
4,660	Raven Industries, Inc.	94,738
8,530	Ritchie Brothers Auctioneers, Inc.[h]	238,158
18,750	Southwest Airlines Company	620,437
3,000	Spirit Aerosystems Holdings, Inc.[j]	165,330
4,790	Tennant Company	312,979
3,200	Toro Company	216,896
50,670	Union Pacific Corporation	4,832,398
3,900	Verisk Analytics, Inc.[j]	283,764
3,200	WABCO Holdings, Inc.[j]	395,904

	Total	50,505,642

Information Technology (3.1%)
51,090	Alibaba Group Holding, Ltd. ADRj	4,203,174
3,150	Alliance Data Systems Corporationj	919,611
109,814	Apple, Inc.	13,773,421

The accompanying Notes to Financial Statements are an integral part of this schedule.

60

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (14.7%)	Value
Information Technology (3.1%) - continued
33,155	Applied Materials, Inc.	$637,239
2,490	Arista Networks, Inc.[h,j]	203,533
65,160	ARM Holdings plc ADR	3,210,433
9,100	Aspen Technology, Inc.[j]	414,505
28,320	Atmel Corporation	279,094
5,900	AVG Technologies NVj	160,539
4,400	Blackhawk Network Holdings, Inc.[j]	181,280
10,350	Booz Allen Hamilton Holding Corporation	261,234
9,160	Broadridge Financial Solutions, Inc.	458,092
54,550	Brocade Communications Systems, Inc.	648,054
10,400	CDW Corporation	356,512
372,010	Cisco Systems, Inc.	10,215,395
7,800	Cognizant Technology Solutions Corporation[j]	476,502
5,100	Comtech Telecommunications Corporation	148,155
81,550	Corning, Inc.	1,608,981
1,550	DST Systems, Inc.	195,269
50,550	eBay, Inc.[j]	3,045,132
13,300	Electronic Arts, Inc.[j]	884,450
279,860	EMC Corporation	7,385,505
2,770	Envestnet, Inc.[j]	111,991
134,940	Facebook, Inc.[j]	11,573,129
4,812	FARO Technologies, Inc.[j]	224,720
3,650	FEI Company	302,695
3,700	FleetCor Technologies, Inc.[j]	577,422
9,679	Google, Inc., Class Aj	5,227,047
12,811	Google, Inc., Class Cj	6,668,254
6,310	Guidewire Software, Inc.[j]	333,988
8,400	IAC/InterActiveCorporation	669,144
15,057	Juniper Networks, Inc.	391,030
22,510	LinkedIn Corporation[j]	4,651,241
26,430	MasterCard, Inc.	2,470,676
7,520	Microsemi Corporation[j]	262,824
39,480	Microsoft Corporation	1,743,042
11,840	National Instruments Corporation	348,806
29,300	NetApp, Inc.	924,708
6,172	Newport Corporation[j]	117,021
96,056	NVIDIA Corporation	1,931,686
105,500	Oracle Corporation	4,251,650
4,767	Plantronics, Inc.	268,430
8,800	Polycom, Inc.[j]	100,672
9,900	Progress Software Corporationj	272,250
19,250	QUALCOMM, Inc.	1,205,627
7,850	Red Hat, Inc.[j]	596,051
72,000	Salesforce.com, Inc.[j]	5,013,360
10,082	Samsung Electronics Company, Ltd. GDR	5,751,781
9,503	Sonus Networks, Inc.[j]	65,761
14,000	Symantec Corporation	325,500
61,500	Teradata Corporation[j]	2,275,500
19,903	Teradyne, Inc.	383,929
67,880	Texas Instruments, Inc.	3,496,499
5,108	Textura Corporation[h,j]	142,156
3,200	Total System Services, Inc.	133,664
11,800	Vantiv, Inc.[j]	450,642
8,150	Veeco Instruments, Inc.[j]	234,231
13,439	Virtusa Corporation[j]	690,765
138,400	Visa, Inc.	9,293,560
4,300	WebMD Health Corporation[j]	190,404
98,000	Xerox Corporation	1,042,720

	Total	124,380,686

Materials (0.5%)
7,000	Agnico Eagle Mines, Ltd.	198,590
42,450	Alcoa, Inc.	473,317
13,950	Avery Dennison Corporation	850,113
1,240	Balchem Corporation	69,093
6,800	Ball Corporation	477,020
41,450	Barrick Gold Corporation	441,857
15,400	Berry Plastics Group, Inc.[j]	498,960
30,400	Celanese Corporation	2,185,152
7,620	Chemtura Corporation[j]	215,722
1,450	Compass Minerals International, Inc.	119,103
12,250	Crown Holdings, Inc.[j]	648,147
45,610	Dow Chemical Company	2,333,864
4,030	Eagle Materials, Inc.	307,610
7,200	Eastman Chemical Company	589,104
23,700	Eldorado Gold Corporation	98,118
10,650	Ferro Corporation[j]	178,707
5,400	Franco-Nevada Corporation[h]	257,310
42,450	Freeport-McMoRan, Inc.	790,419
28,850	Goldcorp, Inc.	467,370
16,720	Horsehead Holding Corporation[h,j]	195,958
2,700	Innophos Holdings, Inc.	142,128
20,800	International Paper Company	989,872
39,100	Kinross Gold Corporation[j]	90,712
1,450	LyondellBasell Industries NV	150,104
2,050	Martin Marietta Materials, Inc.	290,096
7,400	MeadWestvaco Corporation	349,206
17,450	Newmont Mining Corporation	407,632
44,170	Nucor Corporation	1,946,572
20,450	Owens-Illinois, Inc.[j]	469,123
4,650	Packaging Corporation of America	290,579
6,600	Rock-Tenn Company	397,320
2,400	Royal Gold, Inc.	147,816
9,000	Sealed Air Corporation	462,420
2,100	Silgan Holdings, Inc.	110,796
13,750	Silver Wheaton Corporation	238,425
2,500	Sonoco Products Company	107,150
4,500	Southern Copper Corporation[h]	132,345
23,830	Steel Dynamics, Inc.	493,638
24,000	Teck Resources, Ltd.[h]	237,840
4,400	Vulcan Materials Company	369,292
7,800	Westlake Chemical Corporation	535,002
31,650	Yamana Gold, Inc.	94,950

	Total	19,848,552

Telecommunications Services (0.1%)
74,389	Verizon Communications, Inc.	3,467,271
30,050	Vonage Holdings Corporation[j]	147,546

	Total	3,614,817

Utilities (0.3%)
4,900	AGL Resources, Inc.	228,144
4,200	Atmos Energy Corporation	215,376
4,350	Dynegy, Inc.j	127,238
10,600	Edison International, Inc.	589,148
7,600	Entergy Corporation	535,800
6,130	Laclede Group, Inc.	319,128
37,490	NiSource, Inc.	1,709,169
3,690	NorthWestern Corporation	179,887
15,400	NRG Energy, Inc.	352,352
4,100	OGE Energy Corporation	117,137
99,150	PG&E Corporation	4,868,265
3,630	Portland General Electric Company	120,371
9,250	Public Service Enterprise Group, Inc.	363,340
23,750	Southern Company	995,125
6,600	Westar Energy, Inc.	225,852

The accompanying Notes to Financial Statements are an integral part of this schedule.

61

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (14.7%)	Value
Utilities (0.3%) - continued
23,000	Wisconsin Energy Corporation[h]	$1,034,310

	Total	11,980,642

	Total Common Stock (cost $489,512,486)	581,978,537

	Collateral Held for Securities Loaned (0.5%)
18,733,091	Thrivent Cash Management Trust	18,733,091

	Total Collateral Held for Securities Loaned (cost $18,733,091)	18,733,091

Shares or Principal Amount	Short-Term Investments (28.1%)k
	Federal Home Loan Bank Discount Notes
14,000,000	0.075%, 7/1/2015	14,000,000
39,011,000	0.065%, 7/6/2015	39,010,648
2,000,000	0.060%, 7/7/2015	1,999,980
62,000,000	0.082%, 7/8/2015[l]	61,999,014
18,700,000	0.037%, 7/10/2015	18,699,829
15,000,000	0.060%, 7/13/2015	14,999,700
56,000,000	0.070%, 7/15/2015[l,m]	55,998,476
2,000,000	0.075%, 7/16/2015	1,999,937
48,000,000	0.076%, 7/17/2015	47,998,384
87,000,000	0.078%, 7/22/2015	86,996,058
76,833,000	0.076%, 7/24/2015	76,829,259
68,823,000	0.064%, 7/29/2015	68,819,555
48,786,000	0.079%, 7/31/2015	48,782,805
40,000,000	0.071%, 8/5/2015	39,997,249
52,044,000	0.073%, 8/7/2015	52,040,115
57,100,000	0.086%, 8/12/2015[l]	57,094,304
14,850,000	0.073%, 8/14/2015	14,848,676
48,500,000	0.081%, 8/17/2015	48,494,894
100,000,000	0.068%, 8/19/2015	99,990,768
95,000,000	0.070%, 8/21/2015	94,990,622
4,000,000	0.080%, 8/24/2015	3,999,520
22,000,000	0.065%, 8/26/2015	21,997,775
12,500,000	0.070%, 8/28/2015	12,498,590
6,150,000	0.080%, 9/2/2015	6,149,135
27,500,000	0.084%, 9/4/2015	27,495,825
6,000,000	0.090%, 9/9/2015	5,998,950
14,900,000	0.081%, 9/11/2015	14,897,601
7,000,000	0.085%, 9/15/2015	6,998,744
27,500,000	0.082%, 9/18/2015	27,495,035
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.060%, 7/6/2015	599,995
	Federal National Mortgage Association Discount Notes
18,000,000	0.065%, 7/15/2015[l]	17,999,545
13,000,000	0.121%, 8/12/2015[l,m]	12,998,162
	U.S. Treasury Bills
1,000,000	0.048%, 8/6/2015[m]	999,953
3,000,000	0.001%, 8/20/2015[n]	2,999,996

	Total Short-Term Investments (at amortized cost)	1,108,719,099

	Total Investments (cost $4,314,698,234) 113.8%	$4,497,986,566

	Other Assets and Liabilities, Net (13.8%)	(546,421,024)

	Total Net Assets 100.0%	$3,951,565,542

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $101,337,224 or 2.6% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 30, 2015, $33,698,610 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At June 30, 2015, $2,438,763 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
n	At June 30, 2015, $2,999,996 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 11/15/2025	11/26/2014	1,500,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,746,388
Betony CLO, Ltd., 4/15/2027	2/25/2015	750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
CAM Mortgage, LLC, 7/15/2064	6/24/2015	2,250,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	377,414

The accompanying Notes to Financial Statements are an integral part of this schedule.

62

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	$825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,082,647
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	824,175
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,975,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	2,493,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,297
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	2,650,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	2,481,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	816,773
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,348,779
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,825,065
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

63

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.7%)
	Alpha Natural Resources, Inc., Term Loan
$ 59,093	3.500%, 5/22/2020	$42,338
	Fortescue Metals Group, Ltd., Term Loan
118,712	3.750%, 6/30/2019	105,168
	Ineos US Finance, LLC, Term Loan
105,334	3.750%, 12/15/2020	104,566
	NewPage Corporation, Term Loan
132,204	9.500%, 2/11/2021	106,028
	Tronox Pigments BV, Term Loan
113,361	4.250%, 3/19/2020	113,291
	Wausau Paper Corporation, Term Loan
74,072	6.500%, 7/30/2020	73,701

	Total	545,092

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
104,020	3.750%, 10/9/2019	102,642
	Berry Plastics Group, Inc., Term Loan
77,664	3.500%, 2/8/2020	77,249
	Rexnord, LLC, Term Loan
106,110	4.000%, 8/21/2020	105,712
	Silver II Borrower, Term Loan
99,357	4.000%, 12/13/2019	95,731

	Total	381,334

Communications Services (3.3%)
	Altice Financing SA, Term Loan
87,500	5.250%, 2/4/2022	87,646
	Atlantic Broadband Penn, LLC, Term Loan
48,903	3.250%, 11/30/2019	48,664
	Birch Communication, Inc., Term Loan
106,868	7.750%, 7/17/2020	106,868
	Cengage Learning Acquisitions, Term Loan
86,578	7.000%, 3/31/2020	86,579
	Charter Communications Operating, LLC, Term Loan
25,737	3.000%, 7/1/2020	25,426
52,920	3.000%, 1/3/2021	52,221
	Cincinnati Bell, Inc., Term Loan
106,110	4.000%, 9/10/2020	106,022
	CommScope, Inc., Term Loan
90,000	0.000%, 5/28/2022[b,c]	89,813
	Fairpoint Communications, Term Loan
105,835	7.500%, 2/14/2019	106,596
	Grande Communications Networks, LLC, Term Loan
105,842	4.500%, 5/29/2020	105,115
	Gray Television, Inc., Term Loan
66,772	3.750%, 6/13/2021	66,706
	Hargray Communications Group, Inc., Term Loan
49,463	5.250%, 6/26/2019	49,663
	iHeartCommunications, Inc., Term Loan
108,000	6.937%, 1/30/2019	99,581
	IMG Worldwide, Inc., Term Loan
114,037	5.250%, 5/6/2021[b,c]	113,695
	Integra Telecom Holdings, Inc., Term Loan
105,840	5.250%, 8/14/2020	105,020
	Intelsat Jackson Holdings SA, Term Loan
77,173	3.750%, 6/30/2019	76,514
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	79,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
25,000	4.500%, 1/7/2022	24,750
120,000	4.500%, 1/7/2022	119,600
	LTS Buyer, LLC, Term Loan
89,279	4.000%, 4/13/2020	88,693
	MCC Georgia, LLC, Term Loan
79,200	3.750%, 6/30/2021	78,953
	NEP/NCP Holdco, Inc., Term Loan
106,117	4.250%, 1/22/2020	104,392
	NTelos, Inc., Term Loan
105,824	5.750%, 11/9/2019	92,596
	SBA Senior Finance II, LLC, Term Loan
99,000	3.250%, 3/24/2021	97,965
	TNS, Inc., Term Loan
73,603	5.000%, 2/14/2020	73,572
	Univision Communications, Inc., Term Loan
105,817	4.000%, 3/1/2020	104,872
	Virgin Media Investment Holdings, Ltd., Term Loan
54,539	3.500%, 6/30/2023	53,948
	WideOpenWest Finance, LLC, Term Loan
92,610	4.500%, 4/1/2019	92,366
	XO Communications, LLC, Term Loan
98,775	4.250%, 3/20/2021	98,549
	Yankee Cable Acquisition, LLC, Term Loan
102,452	4.250%, 3/1/2020	102,452
	Zayo Group, LLC, Term Loan
92,599	3.750%, 7/2/2019	91,737

	Total	2,629,574

Consumer Cyclical (1.7%)
	Amaya Gaming Group, Inc., Term Loan
86,844	5.000%, 8/1/2021	86,692
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,036	4.250%, 8/13/2021	85,967
	Ceridian HCM Holding, Inc., Term Loan
52,045	4.500%, 9/15/2020	51,492
	Dollar Tree, Inc., Term Loan
62,500	3.500%, 3/9/2022	62,448
	FCA US, LLC, Term Loan
88,875	3.250%, 12/31/2018	88,567
	Golden Nugget, Inc., Delayed Draw
18,528	5.500%, 11/21/2019	18,667

The accompanying Notes to Financial Statements are an integral part of this schedule.

64

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.7%) - continued
	Golden Nugget, Inc., Term Loan
$ 43,232	5.500%, 11/21/2019	$43,556
	Hilton Worldwide Finance, LLC, Term Loan
78,372	3.500%, 10/26/2020	78,385
	J.C. Penney Corporation, Inc., Term Loan
105,840	6.000%, 5/22/2018	105,537
	Las Vegas Sands, LLC, Term Loan
78,800	3.250%, 12/19/2020	78,376
	Marina District Finance Company, Inc., Term Loan
70,780	6.500%, 8/15/2018	71,356
	MGM Resorts International, Term Loan
69,381	3.500%, 12/20/2019	68,844
	Michaels Stores, Inc., Term Loan
89,325	4.000%, 1/28/2020	89,344
	Mohegan Tribal Gaming Authority, Term Loan
94,560	5.500%, 11/19/2019	94,013
	Pinnacle Entertainment, Inc., Term Loan
41,588	3.750%, 8/13/2020	41,558
	ROC Finance, LLC, Term Loan
106,110	5.000%, 6/20/2019	103,943
	Scientific Games International, Inc., Term Loan
106,380	6.000%, 10/18/2020	106,308
	Seminole Hard Rock Entertainment, Inc., Term Loan
49,495	3.500%, 5/14/2020	49,289
	Seminole Indian Tribe of Florida, Term Loan
81,532	3.000%, 4/29/2020	81,410

	Total	1,405,752

Consumer Non-Cyclical (1.5%)
	Albertsons, Inc., Term Loan
156,549	5.375%, 3/21/2019	157,058
	Catalina Marketing Corporation, Term Loan
89,100	4.500%, 4/9/2021	78,408
	CHS/Community Health Systems, Inc., Term Loan
14,549	3.534%, 12/31/2018	14,536
48,425	3.750%, 1/27/2021	48,411
89,101	4.000%, 1/27/2021	89,192
	Endo Luxembourg Finance I Co Sarl, Term Loan
100,000	0.000%, 6/24/2022[b,c]	100,188
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	70,934
9,899	3.750%, 9/18/2020	9,866
	Libbey Glass, Inc., Term Loan
74,250	3.750%, 4/9/2021	74,157
	LTF Merger Sub, Inc., Term Loan
75,000	0.000%, 6/10/2022[b,c]	74,400
	McGraw-Hill Global Education Holdings, LLC, Term Loan
90,577	4.750%, 3/22/2019	90,728
	Ortho-Clinical Diagnostics, Inc., Term Loan
133,775	4.750%, 6/30/2021	131,004
	Roundy’s Supermarkets, Inc., Term Loan
80,961	5.750%, 3/3/2021	78,128
	Supervalu, Inc., Term Loan
164,781	4.500%, 3/21/2019	164,969
	Visant Corporation, Term Loan
66,007	7.000%, 9/23/2021	63,586

	Total	1,245,565

Energy (0.7%)
	Arch Coal, Inc., Term Loan
154,939	6.250%, 5/16/2018	105,456
	Aria Energy Operating, LLC, Term Loan
34,980	5.000%, 5/27/2022	35,024
	Energy Solutions, LLC, Term Loan
103,164	6.750%, 5/29/2020	103,336
	Exgen Renewables I, LLC, Term Loan
53,547	5.250%, 2/6/2021	54,083
	McJunkin Red Man Corporation, Term Loan
76,806	5.000%, 11/8/2019	76,134
	MEG Energy Corporation, Term Loan
74,614	3.750%, 3/31/2020	73,015
	Offshore Group Investment, Ltd., Term Loan
98,762	5.750%, 3/28/2019	59,875
	Pacific Drilling SA, Term Loan
79,380	4.500%, 6/3/2018	63,702

	Total	570,625

Financials (0.6%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	99,675
	DJO Finance, LLC, Term Loan
40,000	4.250%, 6/7/2020	39,975
	Harland Clarke Holdings Corporation, Term Loan
102,600	7.000%, 5/22/2018	102,856
	MPH Acquisition Holdings, LLC, Term Loan
43,224	3.750%, 3/31/2021	42,931
	TransUnion, LLC, Term Loan
88,875	3.750%, 4/9/2021	88,028
	WaveDivision Holdings, LLC, Term Loan
85,940	4.000%, 10/15/2019	85,833

	Total	459,298

Technology (0.9%)
	Avago Technologies, Ltd., Term Loan
129,152	3.750%, 5/6/2021	129,267
	BMC Software, Inc., Term Loan
102,630	5.000%, 9/10/2020	96,424
	First Data Corporation, Term Loan
108,000	3.687%, 3/23/2018	107,556
50,000	0.000%, 9/24/2018[b,c]	49,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

65

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Technology (0.9%) - continued
	Freescale Semiconductor, Inc., Term Loan
$ 105,847	4.250%, 2/28/2020	$105,876
	Infor US, Inc., Term Loan
48,293	3.750%, 6/3/2020	47,589
62,187	3.750%, 6/3/2020	61,195
	Merrill Communications, LLC, Term Loan
45,000	6.250%, 6/1/2022	44,775
	SS&C European Holdings SARL, Term Loan
10,112	0.000%, 6/29/2022[b,c]	10,106
44,888	0.000%, 6/29/2022[b,c]	44,860

	Total	697,470

Transportation (0.4%)
	American Airlines, Inc., Term Loan
106,110	3.500%, 6/27/2020	104,983
	Delta Air Lines, Inc., Term Loan
118,458	3.250%, 4/20/2017	118,112
	OSG Bulk Ships, Inc., Term Loan
103,950	5.250%, 8/5/2019	103,885

	Total	326,980

Utilities (0.3%)
	Calpine Corporation, Term Loan
68,950	4.000%, 10/31/2020	68,815
84,775	3.500%, 5/27/2022	83,948
	Intergen NV, Term Loan
105,840	5.500%, 6/15/2020	101,210

	Total	253,973

	Total Bank Loans (cost $8,725,249)	8,515,663

Shares	Common Stock (65.3%)
Consumer Discretionary (10.4%)
300	ABC-MART, Inc.	18,361
1,800	Aisin Seiki Company, Ltd.	76,535
1,780	Amazon.com, Inc.[d]	772,680
1,200	AutoZone, Inc.[d]	800,280
400	Bayerische Motoren Werke AG	33,869
2,000	Berkeley Group Holdings plc	105,097
6,080	Best Buy Company, Inc.	198,269
3,210	BorgWarner, Inc.	182,456
500	Brembo SPA	21,330
600	Bridgestone Corporation	22,178
3,475	Cedar Fair, LP	189,353
800	Chiyoda Company, Ltd.	18,776
16,446	Comcast Corporation	989,062
7,600	Crown Resorts, Ltd.	71,410
300	Daiichikosho Company, Ltd.	10,558
8,800	EDION Corporation	62,301
2,300	Electrolux AB	72,066
51,000	Enterprise Inns plc[d]	99,412
5,360	Ford Motor Company	80,454
1,820	General Motors Company	60,661
6,000	Gunze, Ltd.	16,411
5,400	Hakuhodo Dy Holdings, Inc.	57,750
1,640	Harman International Industries, Inc.	195,062
3,400	Haseko Corporation	40,049
3,100	Heiwa Corporation	61,709
5,600	Honda Motor Company, Ltd.	180,991
200	Hugo Boss AG	22,359
2,900	Informa plc	24,906
4,340	Jarden Corporation[d]	224,595
3,400	JM AB	92,666
24,297	Kongsberg Automotive ASA[d]	16,877
6,147	Las Vegas Sands Corporation	323,148
4,000	Luk Fook Holdings International, Ltd.	11,779
2,030	Marriott International, Inc.	151,012
17,200	Marston’s plc	43,429
7,383	MDC Partners, Inc.	145,445
3,800	NOK Corporation	117,739
2,400	Oxford Industries, Inc.	209,880
5,100	Persimmon plc	158,231
1,700	Premier Investments, Ltd.	16,715
1,500	SES SA	50,427
1,700	SHOWA Corporation	16,917
2,500	Slater & Gordon, Ltd.	6,821
14,230	Starbucks Corporation	762,942
5,700	Sumitomo Forestry Company, Ltd.	70,293
1,300	Sumitomo Rubber Industries, Ltd.	20,137
9,280	Target Corporation	757,526
5,300	Toll Brothers, Inc.[d]	202,407
11,070	Tuesday Morning Corporation[d]	124,704
6,000	UBM plc	50,414
400	Valora Holding AG	78,587
3,000	Wacoal Holdings Corporation	35,060
3,200	WH Smith plc	76,741
3,800	WPP plc	85,295

	Total	8,334,132

Consumer Staples (3.2%)
900	AarhusKarlshamn AB	53,306
5,169	Anheuser-Busch InBev NV ADR	623,743
2,400	Axfood AB	38,313
781	Bakkafrost PF	20,826
5,200	Britvic plc	58,586
200	Carlsberg AS	18,121
200	Casino Guichard Perrachon SA	15,181
1,100	Coca-Cola HBC AGd	23,607
400	Cranswick plc	10,031
700	Henkel AG & Company KGaA	66,749
4,300	J Sainsbury plc	17,900
10,100	Koninklijke Ahold NV	189,604
400	KOSE Corporation	32,897
200	Milbon Company, Ltd.	6,364
4,200	Nestle SA	303,033
6,870	Philip Morris International, Inc.	550,768
400	Reckitt Benckiser Group plc	34,493
28,800	Rite Aid Corporation[d]	240,480
400	Royal Unibrew AS	13,672
4,042	SalMar ASA	59,283
2,700	Suedzucker AG	44,971
4,100	Swedish Match AB	116,566
5,200	Tate & Lyle plc	42,445

	Total	2,580,939

Energy (3.8%)
2,419	BW LPG, Ltd.	20,684
23,603	BW Offshore, Ltd.	15,216
7,580	Cameron International Corporation[d]	396,964
18,180	Cobalt International Energy, Inc.[d]	176,528
1,510	Concho Resources, Inc.[d]	171,929
5,230	EOG Resources, Inc.	457,886
4,760	EQT Corporation	387,178

The accompanying Notes to Financial Statements are an integral part of this schedule.

66

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.3%)	Value
Energy (3.8%) - continued
7,200	ERG SPA	$86,370
1,800	Royal Dutch Shell plc	51,192
8,448	Royal Dutch Shell plc, Class B	240,517
3,400	Showa Shell Sekiyu KK	29,708
2,309	Statoil ASA	41,292
1,600	Total SA	78,482
6,826	Total SA ADR	335,634
36,670	Weatherford International, Ltd.[d]	449,941
2,200	Woodside Petroleum, Ltd.	58,051
5,300	WorleyParsons, Ltd.	42,553

	Total	3,040,125

Financials (19.9%)
500	Acadia Realty Trust	14,555
980	Affiliated Managers Group, Inc.[d]	214,228
500	Agree Realty Corporation	14,585
3,881	Alexandria Real Estate Equities, Inc.	339,432
3,400	Allianz SE	530,235
1,500	American Realty Capital Properties, Inc.	12,195
17,300	Amlin plc	129,439
2,100	Apartment Investment & Management Company	77,553
8,600	Apollo Investment Corporation	60,888
3,950	Ares Capital Corporation	65,017
9,950	Assured Guaranty, Ltd.	238,700
1,300	AvalonBay Communities, Inc.	207,831
5,000	Bank Hapoalim, Ltd.	26,910
6,012	Bank of Queensland, Ltd.	59,155
16,000	Bank of Yokohama, Ltd.	97,984
2,700	Bendigo and Adelaide Bank, Ltd.	25,530
9,300	BinckBank NV	88,750
2,100	BioMed Realty Trust, Inc.	40,614
8,394	Blackstone Group, LP	343,063
400	Bluerock Residential Growth REIT, Inc.	5,064
400	Bolsas y Mercados Espanoles SA	16,213
2,615	Boston Properties, Inc.	316,520
10,004	Brixmor Property Group, Inc.	231,393
3,840	Camden Property Trust	285,235
6,110	Capital One Financial Corporation	537,497
4,207	Capital Shopping Centres Group plc	20,322
12,900	Capitaland Commercial Trust[d]	14,930
12,500	CapitaMall Trust[d]	19,939
13,150	Charles Schwab Corporation	429,347
50	Chatham Lodging Trust	1,323
356	Chesapeake Lodging Trust	10,851
4,000	Chiba Bank, Ltd.	30,459
13,450	Citigroup, Inc.	742,978
4,000	CNP Assurances	66,947
600	Commonwealth Bank of Australia	39,346
150	CoreSite Realty Corporation	6,816
2,300	CubeSmart	53,268
600	CyrusOne, Inc.	17,670
1,300	Daito Trust Construction Company, Ltd.	134,544
7	Daiwa House Residential Investment Corporation	15,866
5,000	Daiwa Securities Group, Inc.	37,404
11,570	DDR Corporation	178,872
800	Delta Lloyd NV	13,133
8,100	DEXUS Property Group	45,579
500	Digital Realty Trust, Inc.	33,340
15,308	Direct Line Insurance Group plc	80,804
4,016	DnB ASA	66,881
8,300	Duke Realty Corporation	154,131
500	DuPont Fabros Technology, Inc.	14,725
4,150	E*TRADE Financial Corporation[d]	124,292
3,650	Encore Capital Group, Inc.[d]	156,001
700	EPR Properties	38,346
1,000	Equity Lifestyle Properties, Inc.	52,580
3,910	Equity Residential	274,365
500	Essex Property Trust, Inc.	106,250
400	Eurocommercial Properties NV	16,746
450	Extra Space Storage, Inc.	29,349
200	Federal Realty Investment Trust	25,618
9,600	FlexiGroup, Ltd.	21,531
11,400	Frasers Centrepoint Trust	17,431
24,000	Fukuoka Financial Group, Inc.	124,395
6,239	General Growth Properties, Inc.	160,093
500	Geo Group, Inc.	17,080
1,600	Hamborner REIT AG	15,545
1,600	Hamborner REIT AG Rights[d]	100
1,600	Hannover Rueckversicherung SE	154,859
2,700	HCP, Inc.	98,469
2,457	Health Care REIT, Inc.	161,253
3,400	Healthcare Trust of America, Inc.	81,430
5,500	Henderson Land Development Company, Ltd.	37,598
1,800	Highwoods Properties, Inc.	71,910
1,000	Hospitality Properties Trust	28,820
10,990	Host Hotels & Resorts, Inc.	217,932
76,697	HSBC Holdings plc	686,772
200	Hudson Pacific Properties, Inc.	5,674
3,500	Hufvudstaden AB	42,577
27,000	Hysan Development Company, Ltd.	116,923
900	IG Group Holdings plc	10,549
14,800	Intermediate Capital Group plc	127,852
12,727	Invesco, Ltd.	477,135
16,700	Investec plc	150,048
1,100	Iron Mountain, Inc.	34,100
5	Japan Prime Realty Investment Corporation	15,524
400	Julius Baer Group, Ltd.	22,446
38,310	KeyCorp	575,416
500	Kilroy Realty Corporation	33,575
7,200	Kimco Realty Corporation	162,288
700	LaSalle Hotel Properties	24,822
20,000	Link REIT	117,039
1,175	Macerich Company	87,655
1,300	Medical Properties Trust, Inc.	17,043
8,830	MetLife, Inc.	494,392
800	Mid-America Apartment Communities, Inc.	58,248
900	Muenchener Rueckversicherungs-Gesellschaft AG	159,565
700	National Health Investors, Inc.	43,610
1,800	National Retail Properties, Inc.	63,018
121,000	New World Development Company, Ltd.	158,104
3,200	NorthStar Realty Finance Corporation	50,880
1,000	Omega Healthcare Investors, Inc.	34,330
500	Outfront Media, Inc.	12,620
5,146	PacWest Bancorp	240,627
1,200	Parkway Properties, Inc.	20,928
1,300	Physicians Realty Trust	19,968
8,040	Prologis, Inc.	298,284
1,568	Public Storage, Inc.	289,092
700	Realty Income Corporation	31,073
700	Regency Centers Corporation	41,286
5,900	Resona Holdings, Inc.	32,179

The accompanying Notes to Financial Statements are an integral part of this schedule.

67

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.3%)	Value
Financials (19.9%) - continued
3,100	RLJ Lodging Trust	$92,318
150	Sabra Healthcare REIT, Inc.	3,861
300	Sampo Oyj	14,138
600	Schroders plc	29,938
4,600	SEGRO plc	29,308
200	Senior Housing Property Trust	3,510
2,940	Simon Property Group, Inc.	508,679
15,300	Skandinaviska Enskilda Banken AB	195,708
500	SL Green Realty Corporation	54,945
3,375	Solar Capital, Ltd.	60,750
367	Sovran Self Storage, Inc.	31,896
8,700	Spirit Realty Captial, Inc.	84,129
34,800	Stockland	109,889
396	Store Capital Corporation	7,960
2,000	Strategic Hotels & Resorts, Inc.[d]	24,240
18,000	Sumitomo Mitsui Trust Holdings, Inc.	82,343
1,500	Summit Hotel Properties, Inc.	19,515
100	Swiss Life Holding AG	22,898
3,700	Swiss Re AG	327,534
500	Talanx AG	15,347
1,933	Tanger Factory Outlet Centers, Inc.	61,276
200	Taubman Centers, Inc.	13,900
500	TRYG AS	10,425
2,200	UDR, Inc.	70,466
8,300	UNIQA Insurance Group AG	74,882
10,100	United Overseas Bank, Ltd.	172,801
1,410	Urban Edge Properties	29,314
2,600	Ventas, Inc.	161,434
2,640	Vornado Realty Trust	250,615
2,000	Wallenstam AB	14,213
600	WP Carey, Inc.	35,364
7,310	Zions Bancorporation	231,983
500	Zurich Insurance Group AG	152,215

	Total	15,993,490

Health Care (7.6%)
18,830	Abbott Laboratories	924,176
580	Actavis, Inc.[d]	176,007
200	Actelion, Ltd.	29,290
2,790	Akorn, Inc.[d]	121,811
2,410	Alexion Pharmaceuticals, Inc.[d]	435,656
2,770	Amgen, Inc.	425,250
5,200	AstraZeneca plc	329,107
200	Bayer AG	28,008
4,780	Cerner Corporation[d]	330,107
1,300	CSL, Ltd.	86,666
2,400	Essilor International SA	287,522
500	Fresenius Medical Care AG & Company	41,393
400	Gerresheimer AG	24,921
2,260	Gilead Sciences, Inc.	264,601
6,851	GlaxoSmithKline plc	142,445
2,800	Hikma Pharmaceuticals plc	85,051
300	Hogy Medical Company, Ltd.	15,390
5,960	Hologic, Inc.[d]	226,838
747	ICON plc[d]	50,273
1,010	Illumina, Inc.[d]	220,544
2,000	Kaken Pharmaceutical Company, Ltd.	69,823
2,400	KYORIN Holdings, Inc.	48,932
300	Lonza Group AG	40,100
9,540	Merck & Company, Inc.	543,112
2,100	Novartis AG	206,557
400	Orpea	28,012
400	Paramount Bed Holdings Company, Ltd.	11,810
21,962	Pfizer, Inc.	736,386
300	Sanofi	29,679
1,430	Waters Corporation[d]	183,583

	Total	6,143,050

Industrials (6.4%)
800	Aalberts Industries NV	23,788
5,340	ADT Corporation	179,264
1,500	Aida Engineering, Ltd.	16,444
19,000	Air New Zealand, Ltd.	32,827
500	Airbus Group NV	32,569
17,900	ALS, Ltd.	80,665
8,000	Asahi Glass Company, Ltd.	48,028
1,770	Boeing Company	245,534
100	Bucher Industries AG	24,878
1,200	COMSYS Holdings Corporation	17,850
3,500	CTT-Correios de Portugal SA	36,127
2,000	Dai Nippon Printing Company, Ltd.	20,638
3,400	Deutsche Post AG	99,346
3,920	EMCOR Group, Inc.	187,258
2,930	FedEx Corporation	499,272
5,100	Fenner plc	16,606
2,910	Flowserve Corporation	153,241
400	Fraport AG Frankfurt Airport Services Worldwide	25,125
800	Go-Ahead Group plc	33,111
1,300	Hamburger Hafen und Logistik AG	26,284
3,750	HNI Corporation	191,812
200	Hoshizaki Electric Company, Ltd.	11,764
6,244	Illinois Tool Works, Inc.	573,137
1,100	Inaba Denki Sangyo Company, Ltd.	38,266
8,990	Ingersoll-Rand plc	606,106
4,100	Intrum Justitia AB	124,161
9,300	ITOCHU Corporation	122,827
400	Jardine Matheson Holdings, Ltd.	22,677
200	Jungheinrich AG	13,555
400	Kanamoto Company, Ltd.	10,141
5,000	KITZ Corporation	24,985
5,300	Komatsu, Ltd.	106,336
1,700	KONE Oyj	69,003
1,100	Koninklijke Boskalis Westminster NV	53,997
2,000	MIRAIT Holdings Corporation	23,307
2,000	Mitsuboshi Belting, Ltd.	15,847
500	NCC AB	15,271
2,100	Nippon Konpo Unyu Soko Company, Ltd.	36,610
2,000	Nisshinbo Holdings, Inc.	22,353
3,500	Nitto Kogyo Corporation	78,769
6,700	Rentokil Initial plc	15,560
400	Rieter Holding AG	63,231
8,100	Sandvik AB	89,548
2,400	Siemens AG	242,812
1,100	Teleperformance SA	77,713
600	TKH Group NV	25,205
3,000	Toppan Printing Company, Ltd.	25,080
1,100	Tsubakimoto Chain Company	10,745
4,628	Union Pacific Corporation	441,372
1,630	WABCO Holdings, Inc.[d]	201,664

	Total	5,152,709

Information Technology (8.9%)
2,220	Alibaba Group Holding, Ltd. ADR[d]	182,639
1,300	Alps Electric Company, Ltd.	40,091
6,990	Apple, Inc.	876,721
1,620	Autodesk, Inc.[d]	81,122

The accompanying Notes to Financial Statements are an integral part of this schedule.

68

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.3%)	Value
Information Technology (8.9%) - continued
3,800	Brother Industries, Ltd.	$53,757
7,300	Canon, Inc.	236,800
300	Cap Gemini SA	26,615
5,600	Carsales.com, Ltd.	43,940
8,630	Cisco Systems, Inc.	236,980
1,500	Dialog Semiconductor plc[d]	81,112
14,219	EMC Corporation	375,239
400	Equinix, Inc.	101,600
8,540	Facebook, Inc.[d]	732,433
7,200	FUJIFILM Holdings NPV	256,954
990	Google, Inc., Class Ad	534,640
741	Google, Inc., Class Cd	385,698
2,000	Hitachi Kokusai Electric, Inc.	30,382
800	IT Holdings Corporation	16,989
800	ITOCHU Techno-Solutions Corporation	19,923
7,240	Juniper Networks, Inc.	188,023
1,430	LinkedIn Corporation[d]	295,481
4,670	MasterCard, Inc.	436,552
15,090	MaxLinear, Inc.[d]	182,589
2,700	NEC Networks & System Integration Corporation	58,916
500	NS Solutions Corporation	16,533
4,000	Optimal Payments plc[d]	14,706
400	Oracle Corporation Japan	16,722
500	Otsuka Corporation	23,341
3,580	Plantronics, Inc.	201,590
6,100	Progress Software Corporation[d]	167,750
6,800	QLIK Technologies, Inc.[d]	237,728
1,000	Samsung Electronics Company, Ltd. GDR	570,500
1,800	SAP SE	126,138
900	Tokyo Electron, Ltd.	57,201
600	Trend Micro, Inc.	20,524
1,560	Ultimate Software Group, Inc.[d]	256,370

	Total	7,184,299

Materials (2.0%)
600	Airgas, Inc.	63,468
1,100	APERAM[d]	44,534
3,000	Asahi Kasei Corporation	24,608
570	Ashland, Inc.	69,483
6,600	BillerudKorsnas AB	103,695
6,400	Boral, Ltd.	28,831
2,800	Buzzi Unicem SPA	39,889
1,430	Crown Holdings, Inc.[d]	75,661
7,200	Daicel Corporation	92,392
1,761	Domtar Corporation	72,905
2,000	DOWA Holdings Company, Ltd.	18,900
1,150	FMC Corporation	60,433
800	Holmen AB	23,346
4,000	Kureha Corporation	15,718
2,300	Mondi plc	49,517
6,000	Nippon Steel & Sumitomo Metal Corporation	15,557
32,509	Norsk Hydro ASA	136,438
800	Novozymes AS	38,009
8,753	OceanaGold Corporation	21,655
1,900	Outokumpu Oyj[d]	9,572
2,760	Owens-Illinois, Inc.[d]	63,314
600	PPG Industries, Inc.	68,832
3,810	Steel Dynamics, Inc.	78,924
7,000	Sumitomo Metal Mining Company, Ltd.	106,463
3,000	Sumitomo Seika Chemicals Company, Ltd.	19,703
5,000	UPM-Kymmene Oyj	88,480
2,400	Vedanta Resources plc	19,600
3,711	Yara International ASA	193,373

	Total	1,643,300

Telecommunications Services (1.7%)
24,900	Bezeq Israel Telecommunication Corporation, Ltd.	42,404
14,511	BT Group plc	102,757
3,900	Elisa Oyj	123,564
3,500	Freenet AG	117,893
56,200	KCOM Group plc	82,564
4,000	Nippon Telegraph & Telephone Corporation	144,863
8,500	Orange SA	131,362
2,000	Proximus SA	70,774
2,300	Tele2 AB	26,785
70,700	Telstra Corporation, Ltd.	334,592
7,400	Zayo Group Holdings, Inc.[d]	190,328

	Total	1,367,886

Utilities (1.4%)
64,300	A2A SPA	76,742
3,000	CLP Holdings, Ltd.	25,497
2,800	E.ON SE	37,337
44,000	Electricidade de Portugal SA	167,640
3,400	Enagas SA	92,557
25,500	Enel SPA	115,574
1,600	Hokuriku Electric Power Company	23,833
9,201	MDU Resources Group, Inc.	179,696
1,200	National Grid plc	15,445
3,124	NorthWestern Corporation	152,295
5,000	Osaka Gas Company, Ltd.	19,734
16,200	Redes Energeticas Nacionais SGPS SA	45,350
1,500	Severn Trent plc	49,014
2,000	Toho Gas Company, Ltd.	11,840
8,700	United Utilities Group plc	121,855

	Total	1,134,409

	Total Common Stock (cost $53,828,398)	52,574,339

Principal Amount	Long-Term Fixed Income (15.6%)
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
43,678	5.530%, 4/25/2047	46,104

	Total	46,104

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,027
	Anglo American Capital plc
9,000	1.225%, 4/15/2016[e,f]	8,979
	ArcelorMittal
50,000	6.250%, 3/1/2021	52,375
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,192
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[e]	52,594

The accompanying Notes to Financial Statements are an integral part of this schedule.

69

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Basic Materials (0.3%) - continued
	Freeport-McMoRan, Inc.
$ 7,000	2.300%, 11/14/2017	$6,978
12,000	2.375%, 3/15/2018	11,908
	Glencore Funding, LLC
10,000	1.336%, 4/16/2018[e,f]	9,995
	Hexion US Finance Corporation
26,748	8.875%, 2/1/2018	24,140
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,833
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	40,724
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[e]	36,312

	Total	281,057

Capital Goods (0.4%)
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	23,250
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[e]	52,454
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	26,748
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	47,219
	Harsco Corporation
12,000	2.700%, 10/15/2015	12,000
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	12,911
	Martin Marietta Materials, Inc.
16,000	1.382%, 6/30/2017[f]	15,933
	Nortek, Inc.
26,748	8.500%, 4/15/2021	28,553
	Owens-Brockway Glass Container, Inc.
55,000	5.000%, 1/15/2022[e]	54,313
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	28,085
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	10,972

	Total	312,438

Collateralized Mortgage Obligations (2.7%)
	Alternative Loan Trust
148,347	5.500%, 10/25/2035	135,093
	Banc of America Alternative Loan Trust
67,236	6.000%, 11/25/2035	59,999
	CHL Mortgage Pass-Through Trust
103,826	4.882%, 1/25/2036	96,430
	Citigroup Mortgage Loan Trust, Inc.
23,732	2.776%, 3/25/2037	18,596
	CitiMortgage Alternative Loan Trust
100,020	5.750%, 4/25/2037	85,662
	Countrywide Alternative Loan Trust
84,970	6.500%, 8/25/2036	69,089
258,031	6.000%, 4/25/2037	189,836
	Credit Suisse First Boston Mortgage Securities Corporation
63,876	5.250%, 10/25/2035	63,881
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
67,379	5.500%, 11/25/2035	63,906
	HomeBanc Mortgage Trust
49,185	2.205%, 4/25/2037	36,680
	J.P. Morgan Alternative Loan Trust
158,727	6.500%, 3/25/2036	139,093
	J.P. Morgan Mortgage Trust
89,773	2.256%, 6/25/2035	89,491
97,352	2.664%, 6/25/2035	98,389
74,208	2.661%, 8/25/2035	73,703
92,795	2.559%, 1/25/2037	85,122
	MortgageIT Trust
78,357	0.447%, 12/25/2035[f]	70,869
	New York Mortgage Trust
82,222	2.603%, 5/25/2036	74,244
	Residential Accredit Loans, Inc.
81,075	5.750%, 9/25/2035	73,213
	Residential Funding Mortgage Security I Trust
92,837	6.000%, 7/25/2037	83,968
	Structured Adjustable Rate Mortgage Loan Trust
95,126	2.654%, 9/25/2035	80,347
	Structured Asset Mortgage Investments, Inc.
141,435	0.497%, 12/25/2035[f]	107,705
	WaMu Mortgage Pass Through Certificates
74,932	2.281%, 10/25/2036	66,813
136,169	0.898%, 1/25/2047[f]	110,462
	Wells Fargo Mortgage Backed Securities Trust
76,014	2.621%, 3/25/2036	75,648
69,189	2.683%, 7/25/2036	67,608
61,532	6.000%, 7/25/2037	62,223

	Total	2,178,070

Communications Services (1.0%)
	21st Century Fox America, Inc.
14,000	6.900%, 3/1/2019	16,256
	AMC Networks, Inc.
46,748	7.750%, 7/15/2021	50,488
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,007
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,861
	AT&T, Inc.
10,000	1.212%, 6/30/2020[f]	10,039
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	13,905
	CC Holdings GS V, LLC
21,000	2.381%, 12/15/2017	21,243
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	35,262
	Cequel Communications Holdings I, LLC
50,000	6.375%, 9/15/2020[e]	49,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

70

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Communications Services (1.0%) - continued
	Columbus International, Inc.
$ 50,000	7.375%, 3/30/2021[e]	$53,750
	Digicel, Ltd.
56,748	6.000%, 4/15/2021[e]	54,712
	DIRECTV Holdings, LLC
10,000	5.875%, 10/1/2019	11,288
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,550
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	26,447
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	35,267
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	49,281
	SBA Tower Trust
16,000	5.101%, 4/17/2017[e]	16,567
	Sprint Corporation
55,000	7.625%, 2/15/2025	51,838
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,327
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,500
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	38,800
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[e]	38,880
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020	36,917
16,000	4.500%, 9/15/2020	17,260
	West Corporation
50,000	5.375%, 7/15/2022[e]	46,750
	Wind Acquisition Finance SA
40,000	4.750%, 7/15/2020[e]	39,400

	Total	821,258

Consumer Cyclical (1.0%)
	Alibaba Group Holding, Ltd.
15,000	2.500%, 11/28/2019[e]	14,836
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	32,480
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[e]	29,550
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	29,155
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	29,799
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[e]	9,020
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[e]	15,895
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	17,201
14,000	2.597%, 11/4/2019	13,898
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	27,356
21,000	4.375%, 9/25/2021	21,796
	GLP Capital, LP
60,000	4.875%, 11/1/2020	61,050
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021	51,935
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,835
	Hyundai Capital America
12,000	1.450%, 2/6/2017[e]	11,962
5,000	2.000%, 3/19/2018[e]	5,002
	Jaguar Land Rover Automotive plc
30,000	4.250%, 11/15/2019[e]	30,450
33,000	5.625%, 2/1/2023[e]	34,155
	KB Home
29,000	4.750%, 5/15/2019	28,782
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,280
	Lennar Corporation
50,000	4.750%, 11/15/2022	49,125
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	15,607
	MGM Resorts International
55,000	6.000%, 3/15/2023	55,688
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	53,523
	Six Flags Entertainment Corporation
20,000	5.250%, 1/15/2021[e]	20,400
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,400
	United Rentals, Inc.
55,000	5.500%, 7/15/2025	53,144
	Volkswagen Group of America Finance, LLC
14,000	0.716%, 11/20/2017[e,f]	14,022

	Total	792,346

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
10,000	1.800%, 5/14/2018	9,971
	Actavis Funding SCS
7,000	1.543%, 3/12/2020[f]	7,077
	Amgen, Inc.
10,000	2.125%, 5/1/2020	9,792
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	39,400
	BAT International Finance plc
10,000	0.796%, 6/15/2018[e,f]	9,994
	Becton, Dickinson and Company
13,000	1.450%, 5/15/2017	12,990
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,662
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,017
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	34,963
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022[e]	53,350
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,123

The accompanying Notes to Financial Statements are an integral part of this schedule.

71

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (1.0%) - continued
	EMD Finance, LLC
$ 6,000	0.633%, 3/17/2017[e,f]	$5,997
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	50,375
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[e]	15,875
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	28,487
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	40,100
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,082
	Hospira, Inc.
10,000	6.050%, 3/30/2017	10,760
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[e]	30,900
	JBS USA, LLC
55,000	5.750%, 6/15/2025[e]	54,365
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	4,961
	Merck & Company, Inc.
5,000	0.654%, 2/10/2020[f]	4,974
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,013
	Ortho-Clinical Diagnostics, Inc.
50,000	6.625%, 5/15/2022[e]	43,875
	PepsiCo, Inc.
10,000	1.850%, 4/30/2020	9,890
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[e]	11,259
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	26,213
	Reynolds American, Inc.
10,000	3.250%, 6/12/2020	10,129
	SABMiller plc
12,000	6.500%, 7/15/2018[e]	13,545
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,001
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	34,897
	Sysco Corporation
21,000	2.350%, 10/2/2019	21,210
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	54,675
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	28,420
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	26,906

	Total	769,248

Energy (0.9%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,409
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	16,938
	CNOOC Nexen Finance
10,000	1.625%, 4/30/2017	10,014
	CNPC General Capital, Ltd.
13,000	2.750%, 4/19/2017[e]	13,217
	Concho Resources, Inc.
51,748	6.500%, 1/15/2022	53,947
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	41,600
	Enbridge, Inc.
8,000	0.734%, 6/2/2017[f]	7,904
	Enterprise Products Operating, LLC
10,000	1.650%, 5/7/2018	9,990
	EQT Corporation
10,000	8.125%, 6/1/2019	11,705
	Hess Corporation
8,000	8.125%, 2/15/2019	9,471
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,811
	Linn Energy, LLC
25,000	6.250%, 11/1/2019	19,563
26,748	8.625%, 4/15/2020	21,939
	MarkWest Energy Partners, LP
55,000	4.875%, 12/1/2024	53,763
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	30,525
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	24,600
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[e]	34,400
	Petrobras International Finance Company
60,000	5.750%, 1/20/2020	59,450
	Petroleos Mexicanos
70,000	5.625%, 1/23/2046[e]	65,359
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	50,790
	Rosetta Resources, Inc.
55,000	5.875%, 6/1/2022	58,713
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025[e]	54,450
	Shell International Finance BV
10,000	0.729%, 5/11/2020[f]	9,957
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	15,621
	Suncor Energy, Inc.
8,000	6.100%, 6/1/2018	8,921
	Weatherford International, Ltd.
11,000	6.000%, 3/15/2018	11,710
	Williams Companies, Inc.
16,000	7.875%, 9/1/2021	18,782

	Total	739,549

Financials (1.4%)
	Abbey National Treasury Services plc
14,000	0.692%, 9/29/2017[f]	13,958
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,860
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

72

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.4%) - continued
	Aviation Capital Group Corporation
$ 8,000	3.875%, 9/27/2016[e]	$8,142
	Bank of America Corporation
18,000	5.700%, 5/2/2017	19,204
16,000	1.700%, 8/25/2017	16,018
31,000	1.351%, 3/22/2018[f]	31,282
25,000	5.650%, 5/1/2018	27,463
15,000	8.000%, 12/29/2049[g]	15,825
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,175
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	22,012
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,180
	Caisse Centrale Desjardins du Quebec
7,000	0.944%, 1/29/2018[e,f]	7,029
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	14,777
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	29,775
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,311
15,000	6.000%, 8/15/2017	16,315
21,000	1.850%, 11/24/2017	21,051
12,000	8.500%, 5/22/2019	14,636
	Credit Agricole SA
8,000	1.252%, 6/10/2020[e,f]	7,989
	CyrusOne, LP
26,748	6.375%, 11/15/2022	27,684
	DDR Corporation
8,000	9.625%, 3/15/2016	8,440
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[e]	54,665
	Deutsche Bank AG
15,000	1.350%, 5/30/2017	14,899
	Discover Bank
4,000	8.700%, 11/18/2019	4,865
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,689
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,971
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	21,201
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,099
12,000	7.500%, 2/15/2019	14,095
5,000	1.437%, 4/23/2020[f]	5,049
10,000	1.884%, 11/29/2023[f]	10,164
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,996
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,402
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,639
	HSBC Holdings plc
8,000	6.375%, 3/29/2049[g]	8,040
	Hutchison Whampoa International 14, Ltd.
15,000	1.625%, 10/31/2017[e]	14,955
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,625
	ING Capital Funding Trust III
10,000	3.882%, 12/29/2049[f,g]	9,925
	International Lease Finance Corporation
10,000	2.236%, 6/15/2016[f]	9,988
30,000	5.875%, 4/1/2019	31,986
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,129
15,000	3.875%, 1/15/2019	15,432
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	9,165
5,000	2.250%, 1/23/2020	4,913
16,000	7.900%, 4/29/2049[g]	16,924
	KeyCorp
12,000	2.300%, 12/13/2018	12,106
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[e]	4,365
	Lloyds Bank plc
7,000	0.806%, 3/16/2018[f]	6,998
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,062
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[e]	13,955
	Morgan Stanley
16,000	6.625%, 4/1/2018	17,953
10,000	1.417%, 1/27/2020[f]	10,138
10,000	4.875%, 11/1/2022	10,637
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,200
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,210
	National City Corporation
8,000	6.875%, 5/15/2019	9,278
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,074
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[e]	47,875
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,085
	Regions Bank
7,000	7.500%, 5/15/2018	8,035
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	17,053
	Royal Bank of Scotland Group plc
9,000	1.222%, 3/31/2017[f]	9,006
	Societe Generale SA
12,000	5.750%, 4/20/2016[e]	12,377
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,020
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[e,g]	12,336
	Synchrony Financial
22,000	1.875%, 8/15/2017	21,991
5,000	1.509%, 2/3/2020[f]	5,022
	USB Realty Corporation
5,000	1.422%, 12/29/2049[e,f,g]	4,569
	Ventas Realty, LP
9,000	1.250%, 4/17/2017	8,978

The accompanying Notes to Financial Statements are an integral part of this schedule.

73

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.4%) - continued
	Voya Financial, Inc.
$ 12,000	2.900%, 2/15/2018	$12,314
	Wells Fargo & Company
7,000	0.958%, 1/30/2020[f]	6,965

	Total	1,159,794

Foreign Government (2.2%)
	Brazil Government International Bond
40,000	4.875%, 1/22/2021	41,800
123,000	2.625%, 1/5/2023	109,163
100,000	5.000%, 1/27/2045	86,500
	Colombia Government International Bond
40,000	4.000%, 2/26/2024	39,800
25,000	5.000%, 6/15/2045	23,125
	Croatia Government International Bond
55,000	6.625%, 7/14/2020[e]	60,147
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	77,525
80,000	5.375%, 3/25/2024	86,700
	Indonesia Government International Bond
65,000	3.375%, 4/15/2023[e]	61,262
60,000	4.125%, 1/15/2025[e]	58,875
120,000	5.125%, 1/15/2045[e]	114,450
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	50,600
50,000	4.000%, 10/2/2023	51,375
50,000	4.750%, 3/8/2044	47,500
	Panama Government International Bond
32,000	4.000%, 9/22/2024	32,160
	Peru Government International Bond
32,000	5.625%, 11/18/2050	35,680
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	57,700
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	43,046
	Russian Government International Bond
200,000	5.000%, 4/29/2020[e]	205,260
85,000	4.875%, 9/16/2023[e]	84,065
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,400
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	142,683
85,000	5.125%, 3/25/2022	89,037
67,000	4.250%, 4/14/2026	63,862
32,000	4.875%, 4/16/2043	29,119
	Venezuela Government International Bond
125,000	7.650%, 4/21/2025	45,625

	Total	1,791,459

Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 7/1/2030[c]	362,337
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 7/1/2045[c]	264,380
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
800,000	3.500%, 7/1/2045[c]	824,438
550,000	4.000%, 8/1/2045[c]	581,425
425,000	4.500%, 8/1/2045[c]	458,801

	Total	2,491,381

Technology (0.4%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[e]	29,550
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	25,375
	Apple, Inc.
10,000	0.577%, 5/6/2020[f]	9,971
	Cisco Systems, Inc.
10,000	0.593%, 6/15/2018[f]	10,018
	EMC Corporation
8,000	2.650%, 6/1/2020	8,082
	Equinix, Inc.
40,000	5.750%, 1/1/2025	39,600
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,966
	First Data Corporation
26,748	7.375%, 6/15/2019[e]	27,805
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[e]	42,400
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	27,952
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,710
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[e]	49,375
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,826
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	17,753

	Total	322,383

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,907
	American Airlines Pass Through Trust
7,327	4.950%, 1/15/2023	7,757
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,750
	Continental Airlines, Inc.
21,326	6.250%, 4/11/2020	22,446
	Delta Air Lines, Inc.
15,000	6.750%, 5/23/2017	15,251
9,459	4.950%, 5/23/2019	10,021
8,317	4.750%, 5/7/2020	8,795

The accompanying Notes to Financial Statements are an integral part of this schedule.

74

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Transportation (0.2%) - continued
	Korea Expressway Corporation
$ 13,000	1.625%, 4/28/2017[e]	$12,995

	Total	130,922

U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
310,000	1.875%, 6/30/2020	313,584

	Total	313,584

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	39,456
	AES Corporation
26,748	7.375%, 7/1/2021	29,356
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	4,958
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	13,939
	Calpine Corporation
50,000	5.375%, 1/15/2023	49,125
	DTE Energy Company
14,000	2.400%, 12/1/2019	13,999
	Dynegy Finance I, Inc.
55,000	7.375%, 11/1/2022[e]	57,613
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,136
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,612
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	54,863
	Eversource Energy
5,000	1.600%, 1/15/2018	5,020
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,798
5,000	2.950%, 1/15/2020	5,017
	NextEra Energy Capital Holdings, Inc.
10,000	1.586%, 6/1/2017	10,022
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,845
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,550
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,915
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,010
	Sempra Energy
14,000	6.150%, 6/15/2018	15,716
5,000	2.400%, 3/15/2020	4,961
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,863
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	10,002

	Total	403,776

	Total Long-Term Fixed Income (cost $12,562,497)	12,553,369

Shares	Mutual Funds (5.4%)
Equity Mutual Funds (3.0%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	31,374
5,200	iShares MSCI EAFE Index Fund	330,148
1,025	Guggenheim Multi-Asset Income ETF	21,525
2,300	BlackRock Resources & Commodities Strategy Trust	20,976
2,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	38,478
17,080	Materials Select Sector SPDR Fund	826,501
13,473	iShares S&P U.S. Preferred Stock Index Fund	527,738
15,490	Utilities Select Sector SPDR Fund	642,215

	Total	2,438,955

Fixed Income Mutual Funds (2.4%)
18,944	PowerShares Preferred Portfolio	275,256
3,250	Doubleline Income Solutions Fund	64,253
4,377	PIMCO Dynamic Credit Income Fund	88,328
1,895	First Trust High Income Long/Short Fund	29,638
6,718	Western Asset High Income Opportunity Fund, Inc.	34,598
1,645	Vanguard Short-Term Corporate Bond ETF	130,909
9,283	Templeton Global Income Fund	65,259
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	50,519
4,234	Western Asset Emerging Markets Debt Fund, Inc.	63,341
8,425	iShares J.P. Morgan USD Emerging Markets Bond ETF	926,076
6,968	Nuveen Quality Preferred Income Fund II	59,019
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	59,753
11,462	MFS Intermediate Income Trust	52,954

	Total	1,899,903

	Total Mutual Funds (cost $4,462,388)	4,338,858

Shares or Principal Amount	Short-Term Investments (6.6%)[h]
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.060%, 7/6/2015[i]	99,999
200,000	0.070%, 7/20/2015[i]	199,993
	Thrivent Cash Management Trust
4,889,884	0.070%	4,889,884
	U.S. Treasury Bills
100,000	0.001%, 8/20/2015[j]	100,000

	Total Short-Term Investments (at amortized cost)	5,289,876

	Total Investments (cost $84,868,408) 103.5%	$83,272,105

	Other Assets and Liabilities, Net (3.5%)	(2,828,508)

	Total Net Assets 100.0%	$80,443,597

The accompanying Notes to Financial Statements are an integral part of this schedule.

75

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $2,596,224 or 3.2% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At June 30, 2015, $299,992 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At June 30, 2015, $100,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

76

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value
Basic Materials (1.0%)
	Alpha Natural Resources, Inc., Term Loan
$ 487,519	3.500%, 5/22/2020	$349,288
	Fortescue Metals Group, Ltd., Term Loan
583,412	3.750%, 6/30/2019	516,851
	Ineos US Finance, LLC, Term Loan
624,200	3.750%, 12/15/2020	619,650
	NewPage Corporation, Term Loan
1,077,221	9.500%, 2/11/2021	863,931
	Tronox Pigments BV, Term Loan
813,241	4.250%, 3/19/2020	812,737

	Total	3,162,457

Capital Goods (0.8%)
	ADS Waste Holdings, Inc., Term Loan
558,626	3.750%, 10/9/2019	551,225
	Berry Plastics Group, Inc., Term Loan
646,767	3.500%, 2/8/2020	643,313
	Rexnord, LLC, Term Loan
628,800	4.000%, 8/21/2020	626,442
	Silver II Borrower, Term Loan
574,983	4.000%, 12/13/2019	553,996
	Sterigenics-Nordion Holdings, LLC, Term Loan
137,500	4.250%, 5/15/2022	137,156

	Total	2,512,132

Communications Services (5.5%)
	Altice Financing SA, Term Loan
675,000	5.250%, 2/4/2022	676,127
	Atlantic Broadband Penn, LLC, Term Loan
44,013	3.250%, 11/30/2019	43,798
	Birch Communication, Inc., Term Loan
544,056	7.750%, 7/17/2020	544,055
	Cengage Learning Acquisitions, Term Loan
649,339	7.000%, 3/31/2020	649,339
	Charter Communications Operating, LLC, Term Loan
735,000	3.000%, 1/3/2021	725,291
	Cincinnati Bell, Inc., Term Loan
564,937	4.000%, 9/10/2020	564,469
	Fairpoint Communications, Term Loan
627,168	7.500%, 2/14/2019	631,677
	Grande Communications Networks, LLC, Term Loan
627,211	4.500%, 5/29/2020	622,902
	Gray Television, Inc., Term Loan
378,377	3.750%, 6/13/2021	377,999
	Hargray Communications Group, Inc., Term Loan
641,531	5.250%, 6/26/2019	644,135
	iHeartCommunications, Inc., Term Loan
600,000	6.937%, 1/30/2019	553,230
	IMG Worldwide, Inc., Term Loan
832,647	0.000%, 5/6/2021[b,c]	830,149
	Integra Telecom Holdings, Inc., Term Loan
651,678	5.250%, 8/14/2020	646,628
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	718,440
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	610,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
330,000	4.500%, 1/7/2022	326,700
415,000	4.500%, 1/7/2022	413,618
	LTS Buyer, LLC, Term Loan
686,000	4.000%, 4/13/2020	681,500
	MCC Georgia, LLC, Term Loan
465,300	3.750%, 6/30/2021	463,848
	NEP/NCP Holdco, Inc., Term Loan
648,491	4.250%, 1/22/2020	637,953
	NTelos, Inc., Term Loan
979,849	5.750%, 11/9/2019	857,368
	SBA Senior Finance II, LLC, Term Loan
693,000	3.250%, 3/24/2021	685,758
	TNS, Inc., Term Loan
640,776	5.000%, 2/14/2020	640,507
	Univision Communications, Inc., Term Loan
582,971	4.000%, 3/1/2020	577,765
	Virgin Media Investment Holdings, Ltd., Term Loan
390,526	3.500%, 6/30/2023	386,297
	WideOpenWest Finance, LLC, Term Loan
597,800	4.500%, 4/1/2019	596,222
	WMG Acquisition Corporation, Term Loan
589,500	3.750%, 7/1/2020	580,015
	XO Communications, LLC, Term Loan
543,125	4.250%, 3/20/2021	541,881
	Yankee Cable Acquisition, LLC, Term Loan
578,665	4.250%, 3/1/2020	578,665
	Zayo Group, LLC, Term Loan
652,034	3.750%, 7/2/2019	645,963

	Total	17,452,299

Consumer Cyclical (2.1%)
	Amaya Gaming Group, Inc., Term Loan
188,575	5.000%, 8/1/2021	188,245
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	4.250%, 8/13/2021	542,343
	Ceridian HCM Holding, Inc., Term Loan
308,416	4.500%, 9/15/2020	305,141
	Golden Nugget, Inc., Delayed Draw
75,270	5.500%, 11/21/2019	75,835
	Golden Nugget, Inc., Term Loan
175,630	5.500%, 11/21/2019	176,947

The accompanying Notes to Financial Statements are an integral part of this schedule.

77

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$ 340,373	3.500%, 10/26/2020	$340,427
	J.C. Penney Corporation, Inc., Term Loan
597,800	6.000%, 5/22/2018	596,090
	Marina District Finance Company, Inc., Term Loan
432,546	6.500%, 8/15/2018	436,063
	MGM Resorts International, Term Loan
538,945	3.500%, 12/20/2019	534,768
	Michaels Stores, Inc., Term Loan
660,012	4.000%, 1/28/2020	660,151
	Mohegan Tribal Gaming Authority, Term Loan
910,180	5.500%, 11/19/2019	904,919
	Pinnacle Entertainment, Inc., Term Loan
37,429	3.750%, 8/13/2020	37,402
	ROC Finance, LLC, Term Loan
736,875	5.000%, 6/20/2019	721,828
	Scientific Games International, Inc., Term Loan
600,850	6.000%, 10/18/2020	600,441
139,875	0.000%, 10/1/2021[b,c]	139,718
	Seminole Hard Rock Entertainment, Inc., Term Loan
44,545	3.500%, 5/14/2020	44,360
	Seminole Indian Tribe of Florida, Term Loan
512,706	3.000%, 4/29/2020	511,937

	Total	6,816,615

Consumer Non-Cyclical (2.6%)
	Albertsons, Inc., Term Loan
832,124	5.375%, 3/21/2019	834,828
	Catalina Marketing Corporation, Term Loan
683,100	4.500%, 4/9/2021	601,128
	CHS/Community Health Systems, Inc., Term Loan
202,067	3.534%, 12/31/2018	201,891
189,637	3.750%, 1/27/2021	189,582
348,926	4.000%, 1/27/2021	349,282
	Endo Luxembourg Finance I Co Sarl, Term Loan
485,000	0.000%, 6/24/2022[b,c]	485,912
	HCA, Inc., Term Loan
648,450	2.937%, 3/31/2017	647,886
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	656,794
	Libbey Glass, Inc., Term Loan
341,550	3.750%, 4/9/2021	341,123
	LTF Merger Sub, Inc., Term Loan
625,000	0.000%, 6/10/2022[b,c]	620,000
	McGraw-Hill Global Education Holdings, LLC, Term Loan
593,433	4.750%, 3/22/2019	594,424
	Ortho-Clinical Diagnostics, Inc., Term Loan
823,217	4.750%, 6/30/2021	806,168
	Roundy’s Supermarkets, Inc., Term Loan
639,283	5.750%, 3/3/2021	616,908
	Supervalu, Inc., Term Loan
516,820	4.500%, 3/21/2019	517,409
	Visant Corporation, Term Loan
733,409	7.000%, 9/23/2021	706,515

	Total	8,169,850

Energy (1.3%)
	Arch Coal, Inc., Term Loan
612,399	6.250%, 5/16/2018	416,817
	Aria Energy Operating, LLC, Term Loan
404,125	5.000%, 5/27/2022	404,630
	Energy Solutions, LLC, Term Loan
773,732	6.750%, 5/29/2020	775,024
	Exgen Renewables I, LLC, Term Loan
406,069	5.250%, 2/6/2021	410,129
	McJunkin Red Man Corporation, Term Loan
353,743	5.000%, 11/8/2019	350,648
	MEG Energy Corporation, Term Loan
683,958	0.000%, 3/31/2020[b,c]	669,301
	Offshore Group Investment, Ltd., Term Loan
311,110	5.750%, 3/28/2019	188,611
	Pacific Drilling SA, Term Loan
583,100	4.500%, 6/3/2018	467,938
	Targa Resources Partners, LP, Term Loan
306,977	5.750%, 2/27/2022	309,279

	Total	3,992,377

Financials (0.7%)
	DJO Finance, LLC, Term Loan
325,000	4.250%, 6/7/2020	324,799
	Harland Clarke Holdings Corporation, Term Loan
565,250	7.000%, 5/22/2018	566,663
	MPH Acquisition Holdings, LLC, Term Loan
73,481	3.750%, 3/31/2021	72,982
	TransUnion, LLC, Term Loan
691,250	3.750%, 4/9/2021	684,662
	WaveDivision Holdings, LLC, Term Loan
734,925	4.000%, 10/15/2019	734,006

	Total	2,383,112

Technology (1.4%)
	Avago Technologies, Ltd., Term Loan
904,068	3.750%, 5/6/2021	904,872
	BMC Software, Inc., Term Loan
522,653	5.000%, 9/10/2020	491,048
	First Data Corporation, Term Loan
670,000	3.687%, 3/23/2018	667,246
140,000	0.000%, 9/24/2018 [b,c]	139,500
	Freescale Semiconductor, Inc., Term Loan
627,240	4.250%, 2/28/2020	627,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

78

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value
Technology (1.4%) - continued
	Infor US, Inc., Term Loan
$ 726,241	3.750%, 6/3/2020	$714,665
	Merrill Communications, LLC, Term Loan
427,500	6.250%, 6/1/2022	425,363
	SS&C European Holdings SARL, Term Loan
71,704	0.000%, 6/29/2022[b,c]	71,660
318,296	0.000%, 6/29/2022[b,c]	318,098

	Total	4,359,868

Transportation (0.6%)
	American Airlines, Inc., Term Loan
1,051,275	3.500%, 6/27/2020	1,040,111
	Delta Air Lines, Inc., Term Loan
681,131	3.250%, 4/20/2017	679,142
	OSG Bulk Ships, Inc., Term Loan
267,300	5.250%, 8/5/2019	267,134

	Total	1,986,387

Utilities (0.4%)
	Calpine Corporation, Term Loan
705,184	3.500%, 5/27/2022	698,309
	Intergen NV, Term Loan
583,100	5.500%, 6/15/2020	557,589

	Total	1,255,898

	Total Bank Loans (cost $53,352,321)	52,090,995

Shares	Common Stock (47.3%)
Consumer Discretionary (7.5%)
800	ABC-MART, Inc.	48,962
5,000	Aisin Seiki Company, Ltd.	212,596
5,290	Amazon.com, Inc.[d]	2,296,336
3,380	AutoZone, Inc.[d]	2,254,122
1,200	Bayerische Motoren Werke AG	101,608
5,600	Berkeley Group Holdings plc	294,272
16,900	Best Buy Company, Inc.	551,109
8,800	BorgWarner, Inc.	500,192
1,400	Brembo SPA	59,724
1,600	Bridgestone Corporation	59,140
9,860	Cedar Fair, LP	537,271
2,200	Chiyoda Company, Ltd.	51,635
47,655	Comcast Corporation	2,865,972
21,200	Crown Resorts, Ltd.	199,195
1,000	Daiichikosho Company, Ltd.	35,195
24,500	EDION Corporation	173,453
6,400	Electrolux AB	200,532
141,300	Enterprise Inns plc[d]	275,429
15,450	Ford Motor Company	231,904
5,280	General Motors Company	175,982
17,000	Gunze, Ltd.	46,499
15,100	Hakuhodo Dy Holdings, Inc.	161,486
4,500	Harman International Industries, Inc.	535,230
9,300	Haseko Corporation	109,546
8,500	Heiwa Corporation	169,202
15,600	Honda Motor Company, Ltd.	504,190
500	Hugo Boss AG	55,898
8,200	Informa plc	70,425
12,020	Jarden Corporation[d]	622,035
9,400	JM AB	256,194
67,292	Kongsberg Automotive ASA[d]	46,743
17,750	Las Vegas Sands Corporation	933,118
12,000	Luk Fook Holdings International, Ltd.	35,337
5,650	Marriott International, Inc.	420,303
47,500	Marston’s plc	119,936
20,210	MDC Partners, Inc.	398,137
10,400	NOK Corporation	322,232
6,800	Oxford Industries, Inc.	594,660
14,100	Persimmon plc	437,463
4,800	Premier Investments, Ltd.	47,196
4,300	SES SA	144,558
4,600	SHOWA Corporation	45,774
6,900	Slater & Gordon, Ltd.	18,826
41,100	Starbucks Corporation	2,203,577
15,800	Sumitomo Forestry Company, Ltd.	194,847
3,600	Sumitomo Rubber Industries, Ltd.	55,765
26,700	Target Corporation	2,179,521
14,680	Toll Brothers, Inc.[d]	560,629
30,710	Tuesday Morning Corporation[d]	345,948
16,600	UBM plc	139,478
1,200	Valora Holding AG	235,760
8,000	Wacoal Holdings Corporation	93,494
8,800	WH Smith plc	211,038
10,700	WPP plc	240,173

	Total	23,679,847

Consumer Staples (2.3%)
2,600	AarhusKarlshamn AB	153,994
14,660	Anheuser-Busch InBev NV ADR	1,769,022
6,700	Axfood AB	106,958
2,164	Bakkafrost PF	57,706
14,400	Britvic plc	162,239
500	Carlsberg AS	45,303
600	Casino Guichard Perrachon SA	45,542
3,100	Coca-Cola HBC AGd	66,529
1,200	Cranswick plc	30,092
2,100	Henkel AG & Company KGaA	200,248
11,900	J Sainsbury plc	49,536
28,000	Koninklijke Ahold NV	525,636
1,200	KOSE Corporation	98,692
400	Milbon Company, Ltd.	12,728
11,800	Nestle SA	851,377
19,850	Philip Morris International, Inc.	1,591,375
900	Reckitt Benckiser Group plc	77,610
82,900	Rite Aid Corporation[d]	692,215
1,500	Royal Unibrew AS	51,269
11,196	SalMar ASA	164,208
7,600	Suedzucker AG	126,585
11,300	Swedish Match AB	321,266
14,500	Tate & Lyle plc	118,358

	Total	7,318,488

Energy (2.7%)
6,699	BW LPG, Ltd.	57,280
65,371	BW Offshore, Ltd.	42,142
21,900	Cameron International Corporation[d]	1,146,903
49,760	Cobalt International Energy, Inc.[d]	483,170
4,160	Concho Resources, Inc.[d]	473,658
15,150	EOG Resources, Inc.	1,326,382
13,700	EQT Corporation	1,114,358
20,000	ERG SPA	239,916
4,900	Royal Dutch Shell plc	139,356
22,700	Royal Dutch Shell plc, Class B	646,277
9,500	Showa Shell Sekiyu KK	83,007
6,396	Statoil ASA	114,380

The accompanying Notes to Financial Statements are an integral part of this schedule.

79

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (47.3%)	Value
Energy (2.7%) - continued
4,500	Total SA	$220,730
19,700	Total SA ADR[e]	968,649
105,690	Weatherford International, Ltd.[d]	1,296,816
6,000	Woodside Petroleum, Ltd.	158,320
14,700	WorleyParsons, Ltd.	118,023

	Total	8,629,367

Financials (14.4%)
1,550	Acadia Realty Trust	45,121
2,790	Affiliated Managers Group, Inc.[d]	609,894
1,400	Agree Realty Corporation	40,838
10,740	Alexandria Real Estate Equities, Inc.	939,320
9,500	Allianz SE	1,481,538
4,300	American Realty Capital Properties, Inc.	34,959
47,800	Amlin plc	357,641
5,650	Apartment Investment & Management Company	208,654
51,650	Apollo Investment Corporation	365,682
23,800	Ares Capital Corporation	391,748
27,240	Assured Guaranty, Ltd.	653,488
3,700	AvalonBay Communities, Inc.	591,519
13,900	Bank Hapoalim, Ltd.	74,809
16,684	Bank of Queensland, Ltd.	164,162
44,000	Bank of Yokohama, Ltd.	269,455
7,400	Bendigo and Adelaide Bank, Ltd.	69,972
25,700	BinckBank NV	245,255
5,900	BioMed Realty Trust, Inc.	114,106
24,220	Blackstone Group, LP	989,871
1,200	Bluerock Residential Growth REIT, Inc.	15,192
1,200	Bolsas y Mercados Espanoles SA	48,639
7,250	Boston Properties, Inc.	877,540
27,218	Brixmor Property Group, Inc.	629,552
10,290	Camden Property Trust	764,341
17,700	Capital One Financial Corporation	1,557,069
11,596	Capital Shopping Centres Group plc	56,016
35,700	Capitaland Commercial Trust[d]	41,318
34,600	CapitaMall Trust[d]	55,190
37,900	Charles Schwab Corporation	1,237,435
200	Chatham Lodging Trust	5,294
1,024	Chesapeake Lodging Trust	31,212
11,000	Chiba Bank, Ltd.	83,763
38,798	Citigroup, Inc.	2,143,202
11,000	CNP Assurances	184,105
1,600	Commonwealth Bank of Australia	104,923
450	CoreSite Realty Corporation	20,448
6,900	CubeSmart	159,804
1,850	CyrusOne, Inc.	54,483
3,600	Daito Trust Construction Company, Ltd.	372,583
19	Daiwa House Residential Investment Corporation	43,066
14,000	Daiwa Securities Group, Inc.	104,730
33,410	DDR Corporation	516,519
2,200	Delta Lloyd NV	36,116
22,500	DEXUS Property Group	126,608
1,800	Digital Realty Trust, Inc.	120,024
42,258	Direct Line Insurance Group plc	223,060
11,123	DnB ASA	185,238
23,300	Duke Realty Corporation	432,681
700	DuPont Fabros Technology, Inc.	20,615
11,830	E*TRADE Financial Corporation[d]	354,308
10,540	Encore Capital Group, Inc.[d,e]	450,480
2,400	EPR Properties	131,472
3,000	Equity Lifestyle Properties, Inc.	157,740
10,350	Equity Residential	726,259
1,600	Essex Property Trust, Inc.	340,000
1,000	Eurocommercial Properties NV	41,865
1,400	Extra Space Storage, Inc.	91,308
600	Federal Realty Investment Trust	76,854
26,500	FlexiGroup, Ltd.	59,435
31,700	Frasers Centrepoint Trust	48,471
67,000	Fukuoka Financial Group, Inc.	347,268
15,486	General Growth Properties, Inc.	397,371
1,900	Geo Group, Inc.	64,904
4,400	Hamborner REIT AG	42,750
4,400	Hamborner REIT AG Rights[d]	275
4,400	Hannover Rueckversicherung SE	425,862
7,800	HCP, Inc.	284,466
6,673	Health Care REIT, Inc.	437,949
9,100	Healthcare Trust of America, Inc.	217,945
16,500	Henderson Land Development Company, Ltd.	112,793
5,300	Highwoods Properties, Inc.	211,735
3,000	Hospitality Properties Trust	86,460
31,000	Host Hotels & Resorts, Inc.	614,730
211,800	HSBC Holdings plc	1,896,533
300	Hudson Pacific Properties, Inc.	8,511
9,700	Hufvudstaden AB	118,000
73,000	Hysan Development Company, Ltd.	316,125
2,500	IG Group Holdings plc	29,303
41,100	Intermediate Capital Group plc	355,050
35,850	Invesco, Ltd.	1,344,017
46,200	Investec plc	415,104
3,300	Iron Mountain, Inc.	102,300
13	Japan Prime Realty Investment Corporation	40,363
1,000	Julius Baer Group, Ltd.	56,114
110,500	KeyCorp	1,659,710
1,500	Kilroy Realty Corporation	100,725
18,800	Kimco Realty Corporation	423,752
2,400	LaSalle Hotel Properties	85,104
55,500	Link REIT	324,783
3,450	Macerich Company	257,370
3,700	Medical Properties Trust, Inc.	48,507
25,450	MetLife, Inc.	1,424,945
2,400	Mid-America Apartment Communities, Inc.	174,744
2,400	Muenchener Rueckversicherungs- Gesellschaft AG	425,507
2,200	National Health Investors, Inc.	137,060
5,500	National Retail Properties, Inc.	192,555
335,000	New World Development Company, Ltd.	437,727
9,100	NorthStar Realty Finance Corporation	144,690
3,050	Omega Healthcare Investors, Inc.	104,707
1,600	Outfront Media, Inc.	40,384
13,900	PacWest Bancorp	649,964
3,400	Parkway Properties, Inc.	59,296
3,700	Physicians Realty Trust	56,832
21,600	Prologis, Inc.	801,360
4,300	Public Storage, Inc.	792,791
2,400	Realty Income Corporation	106,536
2,200	Regency Centers Corporation	129,756
16,300	Resona Holdings, Inc.	88,902
8,100	RLJ Lodging Trust	241,218
400	Sabra Healthcare REIT, Inc.	10,296
1,000	Sampo Oyj	47,127
1,800	Schroders plc	89,814
12,700	SEGRO plc	80,916

The accompanying Notes to Financial Statements are an integral part of this schedule.

80

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (47.3%)	Value
Financials (14.4%) - continued
450	Senior Housing Property Trust	$7,897
8,403	Simon Property Group, Inc.	1,453,887
42,500	Skandinaviska Enskilda Banken AB	543,632
1,900	SL Green Realty Corporation	208,791
20,250	Solar Capital, Ltd.	364,500
1,177	Sovran Self Storage, Inc.	102,293
17,200	Spirit Realty Captial, Inc.	166,324
100	St. Galler Kantonalbank AG	36,847
96,300	Stockland	304,089
1,110	Store Capital Corporation	22,311
5,800	Strategic Hotels & Resorts, Inc.[d]	70,296
50,000	Sumitomo Mitsui Trust Holdings, Inc.	228,730
4,500	Summit Hotel Properties, Inc.	58,545
300	Swiss Life Holding AG	68,694
10,400	Swiss Re AG	920,637
1,500	Talanx AG	46,040
5,332	Tanger Factory Outlet Centers, Inc.	169,024
800	Taubman Centers, Inc.	55,600
2,000	TRYG AS	41,700
6,100	UDR, Inc.	195,383
23,000	UNIQA Insurance Group AG	207,503
28,000	United Overseas Bank, Ltd.	479,051
4,100	Urban Edge Properties	85,239
7,200	Ventas, Inc.	447,048
7,300	Vornado Realty Trust	692,989
5,400	Wallenstam AB	38,375
1,700	WP Carey, Inc.	100,198
20,750	Zions Bancorporation	658,501
1,300	Zurich Insurance Group AG	395,759

	Total	45,609,879

Health Care (5.5%)
54,310	Abbott Laboratories	2,665,535
1,590	Actavis, Inc.[d]	482,501
700	Actelion, Ltd.	102,516
7,990	Akorn, Inc.[d]	348,843
6,960	Alexion Pharmaceuticals, Inc.[d]	1,258,159
7,990	Amgen, Inc.	1,226,625
14,400	AstraZeneca plc	911,374
600	Bayer AG	84,024
13,750	Cerner Corporation[d]	949,575
3,700	CSL, Ltd.	246,666
6,700	Essilor International SA	802,665
1,300	Fresenius Medical Care AG & Company	107,622
1,100	Gerresheimer AG	68,532
6,600	Gilead Sciences, Inc.	772,728
18,500	GlaxoSmithKline plc	384,649
7,700	Hikma Pharmaceuticals plc	233,891
900	Hogy Medical Company, Ltd.	46,168
16,090	Hologic, Inc.[d]	612,385
2,060	ICON plc[d]	138,638
2,760	Illumina, Inc.[d]	602,674
5,000	Kaken Pharmaceutical Company, Ltd.	174,558
6,600	KYORIN Holdings, Inc.	134,563
1,000	Lonza Group AG	133,665
27,590	Merck & Company, Inc.	1,570,699
5,700	Novartis AG	560,655
1,200	Orpea	84,035
1,000	Paramount Bed Holdings Company, Ltd.	29,525
63,170	Pfizer, Inc.	2,118,090
900	Sanofi	89,037
3,970	Waters Corporation[d]	509,669

	Total	17,450,266

Industrials (4.7%)
2,200	Aalberts Industries NV	65,417
14,760	ADT Corporation[e]	495,493
4,100	Aida Engineering, Ltd.	44,948
52,600	Air New Zealand, Ltd.	90,880
1,400	Airbus Group NV	91,192
49,500	ALS, Ltd.	223,068
24,000	Asahi Glass Company, Ltd.	144,085
5,100	Boeing Company	707,472
400	Bucher Industries AG	99,512
3,300	COMSYS Holdings Corporation	49,089
9,800	CTT-Correios de Portugal SA	101,155
6,000	Dai Nippon Printing Company, Ltd.	61,913
9,500	Deutsche Post AG	277,584
10,730	EMCOR Group, Inc.	512,572
8,450	FedEx Corporation	1,439,880
14,100	Fenner plc	45,910
7,970	Flowserve Corporation	419,700
100	Flughafen Zuerich AG	77,411
1,100	Fraport AG Frankfurt Airport Services Worldwide	69,094
100	Georg Fischer AG	68,746
2,100	Go-Ahead Group plc	86,917
3,500	Hamburger Hafen und Logistik AG	70,765
10,300	HNI Corporation	526,845
700	Hoshizaki Electric Company, Ltd.	41,174
18,000	Illinois Tool Works, Inc.	1,652,220
2,900	Inaba Denki Sangyo Company, Ltd.	100,884
25,910	Ingersoll-Rand plc	1,746,852
11,400	Intrum Justitia AB	345,227
25,800	ITOCHU Corporation	340,746
1,100	Jardine Matheson Holdings, Ltd.	62,362
700	Jungheinrich AG	47,442
1,200	Kanamoto Company, Ltd.	30,421
13,800	KITZ Corporation	68,960
14,700	Komatsu, Ltd.	294,931
4,800	KONE Oyj	194,833
3,000	Koninklijke Boskalis Westminster NV	147,263
5,400	MIRAIT Holdings Corporation	62,928
6,000	Mitsuboshi Belting, Ltd.	47,539
1,300	NCC AB	39,704
5,800	Nippon Konpo Unyu Soko Company, Ltd.	101,112
5,000	Nisshinbo Holdings, Inc.	55,883
9,600	Nitto Kogyo Corporation	216,053
18,600	Rentokil Initial plc	43,197
1,100	Rieter Holding AG	173,887
22,400	Sandvik AB	247,639
6,500	Siemens AG	657,616
3,100	Teleperformance SA	219,009
1,600	TKH Group NV	67,213
9,000	Toppan Printing Company, Ltd.	75,240
3,700	Tsubakimoto Chain Company	36,143
13,270	Union Pacific Corporation	1,265,560
4,460	WABCO Holdings, Inc.[d]	551,791

	Total	14,703,477

Information Technology (6.5%)
6,260	Alibaba Group Holding, Ltd. ADR[d]	515,010
3,800	Alps Electric Company, Ltd.	117,190
20,210	Apple, Inc.	2,534,839
4,450	Autodesk, Inc.[d]	222,834

The accompanying Notes to Financial Statements are an integral part of this schedule.

81

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (47.3%)	Value
Information Technology (6.5%) - continued
10,500	Brother Industries, Ltd.	$148,539
20,300	Canon, Inc.	658,499
1,000	Cap Gemini SA	88,717
15,700	Carsales.com, Ltd.	123,189
24,820	Cisco Systems, Inc.	681,557
4,200	Dialog Semiconductor plc[d]	227,115
40,900	EMC Corporation	1,079,351
1,200	Equinix, Inc.	304,800
24,610	Facebook, Inc.[d]	2,110,677
20,000	FUJIFILM Holdings NPV	713,761
2,890	Google, Inc., Class Ad	1,560,716
2,305	Google, Inc., Class Cd	1,199,776
5,000	Hitachi Kokusai Electric, Inc.	75,956
2,400	IT Holdings Corporation	50,968
2,200	ITOCHU Techno-Solutions Corporation	54,788
19,690	Juniper Networks, Inc.	511,349
4,140	LinkedIn Corporation[d]	855,448
13,500	MasterCard, Inc.	1,261,980
42,030	MaxLinear, Inc.[d]	508,563
7,600	NEC Networks & System Integration Corporation	165,838
1,400	NS Solutions Corporation	46,292
11,000	Optimal Payments plc[d]	40,441
1,100	Oracle Corporation Japan	45,986
1,300	Otsuka Corporation	60,686
9,940	Plantronics, Inc.	559,721
17,470	Progress Software Corporation[d]	480,425
18,493	QLIK Technologies, Inc.[d]	646,515
3,000	Samsung Electronics Company, Ltd. GDR	1,711,500
5,000	SAP SE	350,382
2,500	Tokyo Electron, Ltd.	158,893
1,500	Trend Micro, Inc.	51,310
4,310	Ultimate Software Group, Inc.[d]	708,305

	Total	20,631,916

Materials (1.5%)
1,620	Airgas, Inc.	171,364
3,100	APERAM[d]	125,504
8,000	Asahi Kasei Corporation	65,621
1,550	Ashland, Inc.	188,945
18,300	BillerudKorsnas AB	287,517
17,700	Boral, Ltd.	79,736
7,800	Buzzi Unicem SPA	111,119
3,930	Crown Holdings, Inc.[d]	207,936
19,800	Daicel Corporation	254,077
4,840	Domtar Corporation	200,376
7,000	DOWA Holdings Company, Ltd.	66,152
100	EMS-CHEMIE Holding AG	42,249
3,140	FMC Corporation	165,007
100	Givaudan SA	173,131
2,100	Holmen AB	61,284
11,000	Kureha Corporation	43,226
6,400	Mondi plc	137,786
18,000	Nippon Steel & Sumitomo Metal Corporation	46,671
90,037	Norsk Hydro ASA	377,879
2,200	Novozymes AS	104,523
24,220	OceanaGold Corporation	59,920
5,100	Outokumpu Oyj[d]	25,694
7,560	Owens-Illinois, Inc.[d]	173,426
1,580	PPG Industries, Inc.	181,258
10,470	Steel Dynamics, Inc.	216,886
18,000	Sumitomo Metal Mining Company, Ltd.	273,762
8,000	Sumitomo Seika Chemicals Company, Ltd.	52,541
13,700	UPM-Kymmene Oyj	242,434
6,700	Vedanta Resources plc	54,717
10,279	Yara International ASA	535,620

	Total	4,726,361

Telecommunications Services (1.2%)
69,000	Bezeq Israel Telecommunication Corporation, Ltd.	117,505
40,100	BT Group plc	283,960
10,700	Elisa Oyj	339,010
9,700	Freenet AG	326,733
155,600	KCOM Group plc	228,593
11,400	Nippon Telegraph & Telephone Corporation	412,860
23,600	Orange SA	364,724
5,600	Proximus SA	198,167
6,200	Tele2 AB	72,201
195,300	Telstra Corporation, Ltd.	924,268
21,160	Zayo Group Holdings, Inc.[d,e]	544,235

	Total	3,812,256

Utilities (1.0%)
178,200	A2A SPA	212,682
8,500	CLP Holdings, Ltd.	72,242
7,800	E.ON SE	104,009
121,800	Electricidade de Portugal SA	464,058
9,500	Enagas SA	258,614
70,800	Enel SPA	320,887
4,300	Hokuriku Electric Power Company	64,052
26,050	MDU Resources Group, Inc.	508,757
3,300	National Grid plc	42,474
8,820	NorthWestern Corporation	429,975
15,000	Osaka Gas Company, Ltd.	59,202
44,900	Redes Energeticas Nacionais SGPS SA	125,693
4,100	Severn Trent plc	133,972
7,000	Toho Gas Company, Ltd.	41,441
24,200	United Utilities Group plc	338,952

	Total	3,177,010

	Total Common Stock (cost $140,443,955)	149,738,867

Principal Amount	Long-Term Fixed Income (26.8%)
Asset-Backed Securities (1.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
402,051	0.327%, 7/25/2036[f]	360,457
	Bayview Opportunity Master Fund Trust IIB, LP
331,013	3.228%, 7/28/2034*,g	331,802
	Bayview Opportunity Master Fund Trust IIIB, LP
210,386	3.623%, 4/28/2030[h]	210,834
	Credit Based Asset Servicing and Securitization, LLC
275,605	3.606%, 12/25/2036[g]	188,378
	First Horizon ABS Trust
356,972	0.347%, 10/25/2034[f,i]	318,069

The accompanying Notes to Financial Statements are an integral part of this schedule.

82

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Asset-Backed Securities (1.3%) - continued
	GMAC Mortgage Corporation Loan Trust
$ 640,485	0.365%, 8/25/2035[f,i]	$587,959
437,693	0.365%, 12/25/2036[f,i]	386,099
	IndyMac INDX Mortgage Loan Trust
485,454	0.397%, 4/25/2046[f]	381,854
	IndyMac Seconds Asset-Backed Trust
263,157	0.527%, 10/25/2036[f,i]	166,526
	J.P. Morgan Mortgage Acquisition Trust
200,000	6.472%, 3/25/2047[g]	154,751
	Lehman XS Trust
213,337	5.440%, 8/25/2035[g]	194,664
	U.S. Residential Opportunity Fund III Trust
312,468	3.721%, 1/27/2035*	312,531
	Wachovia Asset Securitization, Inc.
558,229	0.327%, 7/25/2037*,f,i	499,205

	Total	4,093,129

Basic Materials (0.4%)
	Albemarle Corporation
96,000	3.000%, 12/1/2019	96,187
	Anglo American Capital plc
65,000	1.225%, 4/15/2016[f,h]	64,847
	ArcelorMittal
190,000	6.250%, 3/1/2021	199,025
	Dow Chemical Company
86,000	8.550%, 5/15/2019	104,854
	Freeport-McMoRan, Inc.
48,000	2.300%, 11/14/2017	47,852
80,000	2.375%, 3/15/2018	79,388
	Glencore Funding, LLC
65,000	1.336%, 4/16/2018[f,h]	64,964
	Hexion US Finance Corporation
227,936	8.875%, 2/1/2018	205,712
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	86,661
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[h]	347,033

	Total	1,296,523

Capital Goods (0.5%)
	Brand Energy & Infrastructure Services, Inc.
145,000	8.500%, 12/1/2021[h]	134,850
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[h]	286,110
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	227,936
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	179,432
	Harsco Corporation
78,000	2.700%, 10/15/2015	78,000
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	89,382
	Martin Marietta Materials, Inc.
106,000	1.382%, 6/30/2017[f]	105,556
	Nortek, Inc.
227,936	8.500%, 4/15/2021	243,322
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	239,333
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	70,820

	Total	1,654,741

Collateralized Mortgage Obligations (3.9%)
	Alternative Loan Trust
281,323	5.500%, 5/25/2035	282,882
	Banc of America Alternative Loan Trust
629,668	6.000%, 11/25/2035	561,895
	Banc of America Mortgage Securities, Inc.
223,681	2.687%, 9/25/2035	204,644
	Countrywide Alternative Loan Trust
509,818	6.500%, 8/25/2036	414,532
	Countrywide Home Loan Mortgage Pass Through Trust
434,643	2.458%, 11/25/2035	368,300
	Credit Suisse First Boston Mortgage Securities Corporation
383,255	5.250%, 10/25/2035	383,288
	Deutsche Alt-A Securities Mortgage Loan Trust
390,859	0.928%, 4/25/2047[f]	335,687
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
673,790	5.500%, 11/25/2035	639,057
	GMAC Mortgage Corporation Loan Trust
285,490	3.174%, 5/25/2035	273,009
	HarborView Mortgage Loan Trust
325,694	2.670%, 7/19/2035	290,537
271,230	2.651%, 12/19/2035	239,385
	J.P. Morgan Alternative Loan Trust
721,193	6.500%, 3/25/2036	631,985
	J.P. Morgan Mortgage Trust
593,665	2.661%, 8/25/2035	589,620
556,771	2.559%, 1/25/2037	510,735
	Merrill Lynch Mortgage Investors Trust
512,254	6.250%, 8/25/2036	421,421
	MortgageIT Trust
783,569	0.447%, 12/25/2035[f]	708,690
811,408	0.387%, 4/25/2036[f]	611,567
	New York Mortgage Trust
219,257	2.603%, 5/25/2036	197,985
	Residential Accredit Loans, Inc.
433,734	5.750%, 9/25/2035	391,675
	Residential Funding Mortgage Security I Trust
742,700	6.000%, 7/25/2037	671,742
	Structured Adjustable Rate Mortgage Loan Trust
377,744	2.559%, 1/25/2035	316,099
321,102	4.127%, 7/25/2035	276,931
416,991	2.654%, 9/25/2035	352,207
	Structured Asset Mortgage Investments, Inc.
919,328	0.497%, 12/25/2035[f]	700,082

The accompanying Notes to Financial Statements are an integral part of this schedule.

83

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	WaMu Mortgage Pass Through Certificates
$ 121,969	1.797%, 1/25/2037	$103,534
342,757	0.898%, 1/25/2047[f]	278,048
	Washington Mutual Mortgage Pass Through Certificates
495,906	0.908%, 2/25/2047[f]	348,761
	Wells Fargo Mortgage Backed Securities Trust
202,703	2.621%, 3/25/2036	201,727
662,445	2.683%, 7/25/2036	647,313
410,217	6.000%, 7/25/2037	414,822

	Total	12,368,160

Communications Services (1.4%)
	21st Century Fox America, Inc.
95,000	6.900%, 3/1/2019	110,307
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	246,171
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	78,152
	American Tower Corporation
65,000	2.800%, 6/1/2020	64,097
	AT&T, Inc.
65,000	1.212%, 6/30/2020[f]	65,252
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[h]	101,309
	CC Holdings GS V, LLC
198,000	2.381%, 12/15/2017	200,288
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	231,725
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[h]	220,375
	Digicel, Ltd.
257,936	6.000%, 4/15/2021[h]	248,681
	DIRECTV Holdings, LLC
86,000	5.875%, 10/1/2019	97,078
	Hughes Satellite Systems Corporation
246,000	6.500%, 6/15/2019	266,910
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	225,372
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	291,755
	SBA Tower Trust
84,000	5.101%, 4/17/2017[h]	86,979
	Sprint Corporation
290,000	7.625%, 2/15/2025	273,325
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	80,125
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	259,375
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[h]	194,000
	UPCB Finance V, Ltd.
292,500	7.250%, 11/15/2021[h]	315,900
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020	236,467
106,000	4.500%, 9/15/2020	114,346
	West Corporation
210,000	5.375%, 7/15/2022[h]	196,350
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[h]	197,000

	Total	4,401,339

Consumer Cyclical (1.3%)
	Alibaba Group Holding, Ltd.
86,000	2.500%, 11/28/2019[h]	85,061
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	230,405
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	248,450
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	252,809
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[h]	55,120
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[h]	105,307
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	139,761
87,000	2.597%, 11/4/2019	86,365
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	233,120
150,000	4.375%, 9/25/2021	155,685
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	63,928
	Hyundai Capital America
84,000	1.450%, 2/6/2017[h]	83,732
20,000	2.000%, 3/19/2018[h]	20,007
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[h]	282,555
	KB Home
189,000	4.750%, 5/15/2019	187,582
	L Brands, Inc.
273,000	6.625%, 4/1/2021	300,131
	Lennar Corporation
225,000	4.500%, 11/15/2019	227,813
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	73,575
	MGM Resorts International
300,000	6.000%, 3/15/2023[e]	303,750
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022	535,705
	Six Flags Entertainment Corporation
80,000	5.250%, 1/15/2021[h]	81,600
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	77,520
	United Rentals, Inc.
290,000	5.500%, 7/15/2025	280,213
	Volkswagen Group of America Finance, LLC
96,000	0.716%, 11/20/2017[f,h]	96,152

	Total	4,206,346

Consumer Non-Cyclical (1.4%)
	AbbVie, Inc.
65,000	1.800%, 5/14/2018	64,809

The accompanying Notes to Financial Statements are an integral part of this schedule.

84

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Actavis Funding SCS
$ 40,000	1.543%, 3/12/2020[f]	$40,443
	Amgen, Inc.
65,000	2.125%, 5/1/2020	63,648
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	118,200
	BAT International Finance plc
65,000	0.796%, 6/15/2018[f,h]	64,962
	Becton, Dickinson and Company
80,000	1.450%, 5/15/2017	79,941
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,295
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,109
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	289,243
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022[h]	194,000
	CVS Health Corporation
86,000	2.250%, 12/5/2018	87,062
	EMD Finance, LLC
39,000	0.633%, 3/17/2017[f,h]	38,979
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[h]	297,213
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[h]	115,360
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[h]	242,752
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	200,500
	HCA, Inc.
227,936	4.750%, 5/1/2023	230,785
	Hospira, Inc.
65,000	6.050%, 3/30/2017	69,937
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[h]	257,500
	JBS USA, LLC
290,000	5.750%, 6/15/2025[h]	286,651
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	34,729
	Merck & Company, Inc.
40,000	0.654%, 2/10/2020[f]	39,791
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	56,090
	PepsiCo, Inc.
65,000	1.850%, 4/30/2020	64,283
	Pernod Ricard SA
80,000	5.750%, 4/7/2021[h]	90,070
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	223,377
	Reynolds American, Inc.
65,000	3.250%, 6/12/2020	65,839
	SABMiller plc
78,000	6.500%, 7/15/2018[h]	88,042
	Safeway, Inc.
17,000	3.400%, 12/1/2016	17,005
	Spectrum Brands Escrow Corporation
183,000	6.375%, 11/15/2020	193,522
	Spectrum Brands, Inc.
130,000	5.750%, 7/15/2025[h]	131,950
	Sysco Corporation
150,000	2.350%, 10/2/2019	151,500
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[h]	242,182
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[h]	48,419

	Total	4,299,188

Energy (1.3%)
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	81,937
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,635
	CNOOC Nexen Finance
62,000	1.625%, 4/30/2017	62,088
	CNPC General Capital, Ltd.
90,000	2.750%, 4/19/2017[h]	91,503
	Concho Resources, Inc.
277,936	6.500%, 1/15/2022	289,748
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[h]	208,000
	Enbridge, Inc.
54,000	0.734%, 6/2/2017[f]	53,354
	Enterprise Products Operating, LLC
65,000	1.650%, 5/7/2018	64,935
	EQT Corporation
88,000	8.125%, 6/1/2019	103,007
	Hess Corporation
42,000	8.125%, 2/15/2019	49,724
	Kinder Morgan, Inc.
100,000	5.000%, 2/15/2021[h]	105,792
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	186,955
	MarkWest Energy Partners, LP
300,000	4.875%, 12/1/2024	293,250
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[h]	252,525
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019	199,875
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[h]	172,000
	Petrobras International Finance Company
415,000	5.750%, 1/20/2020	411,199
	Petroleos Mexicanos
550,000	5.625%, 1/23/2046[h]	513,535
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025[h]	297,000
	Shell International Finance BV
65,000	0.729%, 5/11/2020[f]	64,721
	Southwestern Energy Company
100,000	7.500%, 2/1/2018	111,582
	Suncor Energy, Inc.
56,000	6.100%, 6/1/2018	62,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

85

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Energy (1.3%) - continued
	Weatherford International, Ltd.
$ 80,000	6.000%, 3/15/2018	$85,163
	Williams Companies, Inc.
106,000	7.875%, 9/1/2021	124,431

	Total	3,984,408

Financials (3.5%)
	Abbey National Treasury Services plc
100,000	0.692%, 9/29/2017[f]	99,699
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,000
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	335,156
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[h]	51,902
	Bank of America Corporation
120,000	5.700%, 5/2/2017	128,026
102,000	1.700%, 8/25/2017	102,117
209,000	1.351%, 3/22/2018[f]	210,902
80,000	5.650%, 5/1/2018	87,881
104,000	8.000%, 12/29/2049[j]	109,720
	BB&T Corporation
130,000	2.050%, 6/19/2018	131,425
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[j]	656,000
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	134,271
	BNP Paribas SA
84,000	2.375%, 9/14/2017	85,258
	BPCE SA
320,000	5.150%, 7/21/2024[h]	325,108
	Caisse Centrale Desjardins du Quebec
45,000	0.944%, 1/29/2018[f,h]	45,188
	Capital One Financial Corporation
97,000	6.150%, 9/1/2016	102,382
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	223,313
	Citigroup, Inc.
150,000	5.500%, 2/15/2017	159,365
8,000	6.000%, 8/15/2017	8,702
144,000	1.850%, 11/24/2017	144,351
63,000	8.500%, 5/22/2019	76,841
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
120,000	4.625%, 12/1/2023	123,805
	Credit Agricole SA
45,000	1.252%, 6/10/2020[f,h]	44,938
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[h,j]	333,184
	CyrusOne, LP
227,936	6.375%, 11/15/2022	235,914
	DDR Corporation
56,000	9.625%, 3/15/2016	59,079
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[h]	446,781
	Deutsche Bank AG
109,000	1.350%, 5/30/2017	108,270
	Discover Bank
28,000	8.700%, 11/18/2019	34,057
	Discover Financial Services
47,000	6.450%, 6/12/2017	51,046
	Duke Realty, LP
96,000	8.250%, 8/15/2019	116,372
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	177,031
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	52,644
78,000	7.500%, 2/15/2019	91,620
45,000	1.437%, 4/23/2020[f]	45,439
65,000	1.884%, 11/29/2023[f]	66,064
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	134,089
	HCP, Inc.
88,000	3.750%, 2/1/2019	91,539
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	93,622
	HSBC Holdings plc
47,000	6.375%, 3/29/2049[j]	47,235
	Hutchison Whampoa International 14, Ltd.
99,000	1.625%, 10/31/2017[h]	98,703
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	309,750
	ING Bank NV
320,000	5.800%, 9/25/2023[h]	349,409
	ING Capital Funding Trust III
68,000	3.882%, 12/29/2049[f,j]	67,490
	International Lease Finance Corporation
80,000	2.236%, 6/15/2016[f]	79,900
250,000	5.875%, 8/15/2022	270,000
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,970
132,000	3.875%, 1/15/2019	135,806
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	59,572
25,000	2.250%, 1/23/2020	24,567
104,000	7.900%, 4/29/2049[j]	110,006
325,000	6.750%, 8/29/2049[j]	347,240
	KeyCorp
68,000	2.300%, 12/13/2018	68,601
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[h]	38,194
	Lloyds Bank plc
40,000	0.806%, 3/16/2018[f]	39,988
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,439
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[h]	58,809
	Morgan Stanley
106,000	6.625%, 4/1/2018	118,938
45,000	1.417%, 1/27/2020[f]	45,619
75,000	4.875%, 11/1/2022	79,778
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	206,000
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	181,724
	National City Corporation
56,000	6.875%, 5/15/2019	64,945

The accompanying Notes to Financial Statements are an integral part of this schedule.

86

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Financials (3.5%) - continued
	Nomura Holdings, Inc.
$ 56,000	2.750%, 3/19/2019	$56,518
	Preferred Term Securities XXIII, Ltd.
658,158	0.486%, 12/22/2036*,f	501,753
	Quicken Loans, Inc.
200,000	5.750%, 5/1/2025[h]	191,500
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,677
	Regions Bank
43,000	7.500%, 5/15/2018	49,357
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	110,841
	Royal Bank of Scotland Group plc
60,000	1.222%, 3/31/2017[f]	60,041
320,000	7.640%, 3/29/2049[j]	341,920
320,000	7.648%, 8/29/2049[j]	398,400
	Societe Generale SA
70,000	5.750%, 4/20/2016[h]	72,197
	State Bank of India
170,000	3.622%, 4/17/2019[h]	173,707
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,129
55,000	0.856%, 1/16/2018[f]	54,999
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[h,j]	82,240
	Synchrony Financial
159,000	1.875%, 8/15/2017	158,934
30,000	1.509%, 2/3/2020[f]	30,132
	USB Realty Corporation
25,000	1.422%, 12/29/2049[f,h,j]	22,844
	Ventas Realty, LP
56,000	1.250%, 4/17/2017	55,862
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	86,200
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,l]	0
	Wells Fargo & Company
45,000	0.958%, 1/30/2020[f]	44,778

	Total	11,299,813

Foreign Government (4.9%)
	Brazil Government International Bond
275,000	4.875%, 1/22/2021	287,375
830,000	2.625%, 1/5/2023[e]	736,625
785,000	5.000%, 1/27/2045	679,025
	Colombia Government International Bond
105,000	2.625%, 3/15/2023	96,180
350,000	4.000%, 2/26/2024	348,250
210,000	5.000%, 6/15/2045	194,250
	Costa Rica Government International Bond
700,000	7.158%, 3/12/2045[h]	682,500
	Croatia Government International Bond
490,000	6.625%, 7/14/2020[h]	535,859
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	44,564
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	247,752
562,000	5.750%, 11/22/2023	622,415
700,000	5.375%, 3/25/2024	758,625
	Indonesia Government International Bond
415,000	3.375%, 4/15/2023[h]	391,138
360,000	4.125%, 1/15/2025[e,h]	353,250
760,000	5.125%, 1/15/2045[h]	724,850
	Mexico Government International Bond
344,000	3.625%, 3/15/2022	348,128
420,000	4.000%, 10/2/2023	431,550
300,000	3.600%, 1/30/2025	295,800
344,000	4.750%, 3/8/2044	326,800
450,000	4.600%, 1/23/2046	416,250
	Panama Government International Bond
280,000	4.000%, 9/22/2024	281,400
280,000	3.750%, 3/16/2025	275,800
	Peru Government International Bond
280,000	5.625%, 11/18/2050	312,200
	Philippines Government International Bond
265,000	7.750%, 1/14/2031	382,263
	Romania Government International Bond
276,000	4.375%, 8/22/2023[h]	282,872
	Russian Government International Bond
1,000,000	5.000%, 4/29/2020[h]	1,026,300
700,000	4.875%, 9/16/2023[h]	692,300
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[h]	202,800
	South Africa Government International Bond
340,000	5.500%, 3/9/2020	369,920
295,000	5.875%, 5/30/2022	326,786
160,000	5.375%, 7/24/2044	159,564
	Turkey Government International Bond
800,000	7.000%, 6/5/2020	913,171
565,000	5.125%, 3/25/2022[e]	591,837
563,000	4.250%, 4/14/2026	536,629
280,000	4.875%, 4/16/2043	254,789
	Venezuela Government International Bond
820,000	7.650%, 4/21/2025	299,300

	Total	15,429,117

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
57,729	5.500%, 12/1/2017	59,716
630,000	3.000%, 7/1/2030[c]	652,208
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,689	9.000%, 11/1/2024	14,490
730	9.000%, 4/1/2025	843
716	8.500%, 9/1/2025	751
5,100	8.000%, 6/1/2027	6,272

The accompanying Notes to Financial Statements are an integral part of this schedule.

87

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Mortgage-Backed Securities (4.6%) - continued
$ 959	8.500%, 7/1/2027	$1,086
3,439	8.000%, 10/1/2027	4,013
2,228	8.000%, 8/1/2030	2,681
680,000	4.000%, 7/1/2045[c]	719,113
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
800,000	3.500%, 7/1/2030[c]	843,712
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,475	10.500%, 8/1/2020	1,628
4,108	9.500%, 4/1/2025	4,129
829	8.500%, 11/1/2025	932
1,243	8.500%, 5/1/2026	1,301
295	8.000%, 8/1/2026	295
933	8.000%, 11/1/2026	1,138
12,924	8.000%, 9/1/2027	15,148
3,322	8.000%, 12/1/2027	3,369
5,626	8.500%, 4/1/2030	6,854
5,025,000	3.500%, 7/1/2045[c]	5,178,498
3,775,000	4.000%, 8/1/2045[c]	3,990,691
2,600,000	4.500%, 8/1/2045[c]	2,806,781
	Government National Mortgage Association 30-Yr. Pass Through
1,804	9.500%, 1/15/2025	2,074
6,458	6.000%, 5/15/2026	7,316
5,407	8.500%, 6/15/2026	5,501
1,623	8.500%, 7/15/2026	1,844
6,544	8.000%, 9/15/2026	7,558
2,749	7.500%, 10/15/2026	3,054
537	8.000%, 11/15/2026	539
240	8.500%, 11/15/2026	241
1,315	9.000%, 12/15/2026	1,613
10,480	7.500%, 4/15/2027	11,845
2,593	8.000%, 6/20/2027	3,103
218	8.000%, 8/15/2027	219
13,939	7.500%, 7/15/2028	14,553
25,672	6.000%, 12/15/2028	29,461
28,749	6.000%, 6/15/2029	33,052
9,368	8.000%, 5/15/2030	9,522

	Total	14,447,144

Technology (0.6%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[h]	192,075
	Apple, Inc.
65,000	0.577%, 5/6/2020[f]	64,813
	Cisco Systems, Inc.
65,000	0.593%, 6/15/2018[f]	65,114
	EMC Corporation
56,000	2.650%, 6/1/2020	56,574
	Equinix, Inc.
200,000	5.750%, 1/1/2025	198,000
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,754
	First Data Corporation
227,936	7.375%, 6/15/2019[h]	236,939
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[h]	259,700
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	238,193
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,116
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[h]	276,500
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	63,869
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	144,246

	Total	1,967,893

Transportation (0.3%)
	Air Canada Pass Through Trust
25,000	3.875%, 3/15/2023[h]	24,532
	American Airlines Pass Through Trust
51,287	4.950%, 1/15/2023	54,300
	Avis Budget Car Rental, LLC
130,000	5.125%, 6/1/2022[h]	126,750
	Continental Airlines, Inc.
181,732	6.250%, 4/11/2020	191,273
	Delta Air Lines, Inc.
107,000	6.750%, 5/23/2017	108,787
83,245	4.950%, 5/23/2019	88,188
73,191	4.750%, 5/7/2020	77,399
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[h]	92,967
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[h]	195,750

	Total	959,946

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
1,540,000	1.875%, 6/30/2020	1,557,806

	Total	1,557,806

Utilities (0.9%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	320,583
	AES Corporation
227,936	7.375%, 7/1/2021	250,160
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	39,664
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	95,580
	Calpine Corporation
210,000	5.375%, 1/15/2023	206,325
	DTE Energy Company
96,000	2.400%, 12/1/2019	95,992
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022[h]	167,600
	EDP Finance BV
96,000	4.125%, 1/15/2020[h]	96,932
	El Paso Corporation
50,000	7.000%, 6/15/2017	54,373
	Electricite de France SA
320,000	5.625%, 12/29/2049[h,j]	325,440
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	289,275
	Eversource Energy
30,000	1.600%, 1/15/2018	30,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

88

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.8%)	Value
Utilities (0.9%) - continued
	Exelon Generation Company, LLC
$ 52,000	5.200%, 10/1/2019	$57,190
30,000	2.950%, 1/15/2020	30,104
	NextEra Energy Capital Holdings, Inc.
65,000	1.586%, 6/1/2017	65,141
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	45,949
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	234,774
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	70,949
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,074
	Sempra Energy
100,000	6.150%, 6/15/2018	112,254
25,000	2.400%, 3/15/2020	24,806
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,452
	Transelec SA
160,000	4.250%, 1/14/2025[h]	160,229
	Xcel Energy, Inc.
65,000	1.200%, 6/1/2017	65,012

	Total	2,914,977

	Total Long-Term Fixed Income (cost $85,924,664)	84,880,530

Shares	Mutual Funds (3.6%)
Equity Mutual Funds (1.7%)
49,300	Materials Select Sector SPDR Fund	2,385,627
15,400	BlackRock Resources & Commodities Strategy Trust	140,448
6,800	Guggenheim Multi-Asset Income ETF	142,800
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	209,412
44,750	Utilities Select Sector SPDR Fund	1,855,335
7,200	iShares MSCI EAFE Index Fund	457,128
15,800	Cohen & Steers REIT and Preferred Income Fund, Inc.	276,342

	Total	5,467,092

Fixed Income Mutual Funds (1.9%)
13,042	First Trust High Income Long/Short Fund	203,977
5,430	Vanguard Short-Term Corporate Bond ETF	432,119
46,185	Western Asset High Income Opportunity Fund, Inc.	237,853
25,714	PIMCO Dynamic Credit Income Fund	518,909
63,832	Templeton Global Income Fund	448,739
21,125	Doubleline Income Solutions Fund	417,641
31,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	336,444
29,063	Western Asset Emerging Markets Debt Fund, Inc.	434,782
15,880	iShares J.P. Morgan USD Emerging Markets Bond ETF[e]	1,745,530
48,381	Nuveen Quality Preferred Income Fund II	409,787
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	410,544
79,271	MFS Intermediate Income Trust	366,232

	Total	5,962,557

	Total Mutual Funds (cost $11,394,647)	11,429,649

	Preferred Stock (1.8%)
Financials (1.5%)
16,000	Affiliated Managers Group, Inc., 5.250%	403,680
4,800	Agribank FCB, 6.875%[j]	505,200
288	Bank of America Corporation, Convertible, 7.250%[j]	320,256
25,915	Citigroup, Inc., 6.875%[j]	690,894
6,250	Farm Credit Bank of Texas, 6.750%[h,j]	646,680
13,000	Goldman Sachs Group, Inc., 5.500%[j]	318,760
17,350	HSBC USA, Inc., 6.500%[j]	439,128
520	M&T Bank Corporation, 6.375%[j]	529,425
12,800	Morgan Stanley, 7.125%[j]	357,760
8,640	U.S. Bancorp 6.500%[j]	243,821
320	Wells Fargo & Company, Convertible, 7.500%[j]	376,000

	Total	4,831,604

Materials (0.1%)
12,800	CHS, Inc., 7.100%[j]	335,232

	Total	335,232

Utilities (0.2%)
4,800	Southern California Edison Company, 4.130%[j]	484,500

	Total	484,500

	Total Preferred Stock (cost $5,503,410)	5,651,336

	Collateral Held for Securities Loaned (2.0%)
6,207,658	Thrivent Cash Management Trust	6,207,658

	Total Collateral Held for Securities Loaned (cost $6,207,658)	6,207,658

Shares or Principal Amount	Short-Term Investments (8.9%)[m]
	Federal Home Loan Bank Discount Notes
200,000	0.065%, 7/7/2015[n]	199,998
200,000	0.090%, 9/9/2015[n]	199,965
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.070%, 7/20/2015[n]	99,996
	Thrivent Cash Management Trust
27,564,210	0.070%	27,564,210

The accompanying Notes to Financial Statements are an integral part of this schedule.

89

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.9%)[m]	Value
	U.S. Treasury Bills
100,000	0.001%, 8/20/2015[o]	$100,000

	Total Short-Term Investments (at amortized cost)	28,164,169

	Total Investments (cost $330,990,824) 106.8%	$338,163,204

	Other Assets and Liabilities, Net (6.8%)	(21,651,780)

	Total Net Assets 100.0%	$316,511,424

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $17,245,868 or 5.4% of total net assets.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Defaulted security. Interest is not being accrued.
l	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable.

Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At June 30, 2015, $499,959 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At June 30, 2015, $100,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$330,186
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	658,158
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	312,468
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	558,229

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

90

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (12.7%)[a]	Value
Basic Materials (1.0%)
	Alpha Natural Resources, Inc., Term Loan
$ 324,196	3.500%, 5/22/2020	$232,273
	Fortescue Metals Group, Ltd., Term Loan
926,246	3.750%, 6/30/2019	820,571
	Ineos US Finance, LLC, Term Loan
854,820	3.750%, 12/15/2020	848,588
	NewPage Corporation, Term Loan
954,810	9.500%, 2/11/2021	765,757
	Tronox Pigments BV, Term Loan
1,290,912	4.250%, 3/19/2020	1,290,112
	Wausau Paper Corporation, Term Loan
592,575	6.500%, 7/30/2020	589,613

	Total	4,546,914

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
575,000	3.750%, 10/9/2019	567,381
	Berry Plastics Group, Inc., Term Loan
586,500	3.500%, 2/8/2020	583,368
	Rexnord, LLC, Term Loan
589,500	4.000%, 8/21/2020	587,289
	Silver II Borrower, Term Loan
551,984	4.000%, 12/13/2019	531,837

	Total	2,269,875

Communications Services (4.0%)
	Altice Financing SA, Term Loan
300,000	5.250%, 2/4/2022	300,501
	Atlantic Broadband Penn, LLC, Term Loan
107,587	3.250%, 11/30/2019	107,061
	Birch Communication, Inc., Term Loan
680,069	7.750%, 7/17/2020	680,069
	Block Communications, Inc., Term Loan
471,438	4.000%, 11/7/2021	472,913
	Cable & Wireless Communications plc, Term Loan
257,739	5.500%, 4/28/2017	257,417
	Cengage Learning Acquisitions, Term Loan
606,049	7.000%, 3/31/2020	606,049
	Charter Communications Operating, LLC, Term Loan
59,394	3.000%, 7/1/2020	58,676
588,000	3.000%, 1/3/2021	580,233
	Cincinnati Bell, Inc., Term Loan
676,669	4.000%, 9/10/2020	676,107
	Clear Channel Communications, Inc., Term Loan
132,102	7.687%, 7/30/2019	123,277
	CommScope, Inc., Term Loan
880,000	0.000%, 5/28/2022[b,c]	878,170
	Fairpoint Communications, Term Loan
526,405	7.500%, 2/14/2019	530,190
	Grande Communications Networks, LLC, Term Loan
784,013	4.500%, 5/29/2020	778,627
	Gray Television, Inc., Term Loan
431,796	3.750%, 6/13/2021	431,364
	Hargray Communications Group, Inc., Term Loan
665,273	5.250%, 6/26/2019	667,974
	iHeartCommunications, Inc., Term Loan
570,744	6.937%, 1/30/2019	526,255
	IMG Worldwide, Inc., Term Loan
768,185	5.250%, 5/6/2021[b,c]	765,881
	Integra Telecom Holdings, Inc., Term Loan
825,930	5.250%, 8/14/2020	819,529
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	551,280
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	799,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
175,000	4.500%, 1/7/2022	173,250
550,000	4.500%, 1/7/2022	548,168
	LTS Buyer, LLC, Term Loan
894,956	4.000%, 4/13/2020	889,085
	NEP/NCP Holdco, Inc., Term Loan
782,120	4.250%, 1/22/2020	769,410
	NTelos, Inc., Term Loan
571,591	5.750%, 11/9/2019	500,142
	SBA Senior Finance II, LLC, Term Loan
470,250	3.250%, 3/24/2021	465,336
90,000	3.250%, 6/10/2022	88,932
	TNS, Inc., Term Loan
595,082	5.000%, 2/14/2020	594,832
	Univision Communications, Inc., Term Loan
889,378	4.000%, 3/1/2020	881,436
	Virgin Media Investment Holdings, Ltd., Term Loan
403,993	3.500%, 6/30/2023	399,617
	WideOpenWest Finance, LLC, Term Loan
625,975	4.500%, 4/1/2019	624,322
	WMG Acquisition Corporation, Term Loan
589,500	3.750%, 7/1/2020	580,015
	XO Communications, LLC, Term Loan
641,875	4.250%, 3/20/2021	640,405
	Yankee Cable Acquisition, LLC, Term Loan
558,598	4.250%, 3/1/2020	558,598
	Zayo Group, LLC, Term Loan
673,838	3.750%, 7/2/2019	667,565

	Total	18,992,438

Consumer Cyclical (2.1%)
	Amaya Gaming Group, Inc., Term Loan
526,025	5.000%, 8/1/2021	525,104

The accompanying Notes to Financial Statements are an integral part of this schedule.

91

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (12.7%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 506,238	4.250%, 8/13/2021	$505,838
	Ceridian HCM Holding, Inc., Term Loan
289,140	4.500%, 9/15/2020	286,069
	Chrysler Group, LLC, Term Loan
488,550	3.500%, 5/24/2017	487,275
	Dollar Tree, Inc., Term Loan
563,500	3.500%, 3/9/2022	563,032
	FCA US, LLC, Term Loan
271,562	3.250%, 12/31/2018	270,620
	Golden Nugget, Inc., Delayed Draw
65,137	5.500%, 11/21/2019	65,626
	Golden Nugget, Inc., Term Loan
151,987	5.500%, 11/21/2019	153,127
	Hilton Worldwide Finance, LLC, Term Loan
471,601	3.500%, 10/26/2020	471,676
	J.C. Penney Corporation, Inc., Term Loan
588,000	6.000%, 5/22/2018	586,318
	Las Vegas Sands, LLC, Term Loan
492,500	3.250%, 12/19/2020	489,850
	Marina District Finance Company, Inc., Term Loan
353,901	6.500%, 8/15/2018	356,779
	MGM Resorts International, Term Loan
1,210,176	3.500%, 12/20/2019	1,200,797
	Michaels Stores, Inc., Term Loan
684,825	4.000%, 1/28/2020	684,969
	Mohegan Tribal Gaming Authority, Term Loan
674,576	5.500%, 11/19/2019	670,677
	Pinnacle Entertainment, Inc., Term Loan
582,164	3.750%, 8/13/2020	581,751
	ROC Finance, LLC, Term Loan
589,500	5.000%, 6/20/2019	577,462
	Scientific Games International, Inc., Term Loan
591,000	6.000%, 10/18/2020	590,598
99,500	6.000%, 10/1/2021	99,389
	Seminole Hard Rock Entertainment, Inc., Term Loan
312,332	3.500%, 5/14/2020	311,030
	Seminole Indian Tribe of Florida, Term Loan
505,500	3.000%, 4/29/2020	504,742

	Total	9,982,729

Consumer Non-Cyclical (1.7%)
	Albertsons, Inc., Term Loan
691,537	5.375%, 3/21/2019	693,784
	Catalina Marketing Corporation, Term Loan
608,850	4.500%, 4/9/2021	535,788
	CHS/Community Health Systems, Inc., Term Loan
121,241	3.534%, 12/31/2018	121,135
157,246	3.750%, 1/27/2021	157,201
289,329	4.000%, 1/27/2021	289,624
	Endo Luxembourg Finance I Co Sarl, Term Loan
600,000	0.000%, 6/24/2022[b,c]	601,128
	Hanesbrands, Inc., Term Loan
508,725	3.250%, 4/29/2022	511,268
	HCA, Inc., Term Loan
709,583	2.937%, 3/31/2017	708,966
	Libbey Glass, Inc., Term Loan
304,425	3.750%, 4/9/2021	304,044
	LTF Merger Sub, Inc., Term Loan
755,000	0.000%, 6/10/2022[b,c]	748,960
	McGraw-Hill Global Education Holdings, LLC, Term Loan
563,890	4.750%, 3/22/2019	564,832
	Ortho-Clinical Diagnostics, Inc., Term Loan
707,328	4.750%, 6/30/2021	692,679
	Roundy’s Supermarkets, Inc., Term Loan
609,468	5.750%, 3/3/2021	588,137
	Supervalu, Inc., Term Loan
778,000	4.500%, 3/21/2019	778,887
	Visant Corporation, Term Loan
813,753	7.000%, 9/23/2021	783,913

	Total	8,080,346

Energy (0.9%)
	Arch Coal, Inc., Term Loan
786,586	6.250%, 5/16/2018	535,374
	Aria Energy Operating, LLC, Term Loan
435,925	5.000%, 5/27/2022	436,470
	Energy Solutions, LLC, Term Loan
656,500	6.750%, 5/29/2020	657,596
	Exgen Renewables I, LLC, Term Loan
392,682	5.250%, 2/6/2021	396,609
	McJunkin Red Man Corporation, Term Loan
300,348	5.000%, 11/8/2019	297,720
	MEG Energy Corporation, Term Loan
713,803	0.000%, 3/31/2020[b,c]	698,506
	Offshore Group Investment, Ltd., Term Loan
402,136	5.750%, 3/28/2019	243,795
	Pacific Drilling SA, Term Loan
588,000	4.500%, 6/3/2018	471,870
	Targa Resources Partners, LP, Term Loan
364,651	5.750%, 2/27/2022	367,386

	Total	4,105,326

Financials (0.7%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	627,953
	DJO Finance, LLC, Term Loan
300,000	4.250%, 6/7/2020	299,814
	Harland Clarke Holdings Corporation, Term Loan
570,000	7.000%, 5/22/2018	571,425
	MoneyGram International, Inc., Term Loan
518,371	4.250%, 3/27/2020	492,022

The accompanying Notes to Financial Statements are an integral part of this schedule.

92

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (12.7%)[a]	Value
Financials (0.7%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$ 164,252	3.750%, 3/31/2021	$163,137
	TransUnion, LLC, Term Loan
641,875	3.750%, 4/9/2021	635,758
	WaveDivision Holdings, LLC, Term Loan
585,000	4.000%, 10/15/2019	584,269

	Total	3,374,378

Technology (1.0%)
	Avago Technologies, Ltd., Term Loan
947,551	3.750%, 5/6/2021	948,394
	BMC Software, Inc., Term Loan
570,167	5.000%, 9/10/2020	535,689
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	248,218
	First Data Corporation, Term Loan
900,000	3.687%, 3/23/2018	896,301
	Freescale Semiconductor, Inc., Term Loan
586,567	4.250%, 2/28/2020	586,732
	Infor US, Inc., Term Loan
559,917	3.750%, 6/3/2020	551,753
	Merrill Communications, LLC, Term Loan
490,000	6.250%, 6/1/2022	487,550
	SS&C European Holdings SARL, Term Loan
85,493	0.000%, 6/29/2022[b,c]	85,441
379,507	0.000%, 6/29/2022[b,c]	379,271

	Total	4,719,349

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,056,188	3.500%, 6/27/2020	1,044,971
	Delta Air Lines, Inc., Term Loan
752,252	3.250%, 4/20/2017	750,056
	OSG Bulk Ships, Inc., Term Loan
697,950	5.250%, 8/5/2019	697,517

	Total	2,492,544

Utilities (0.3%)
	Calpine Corporation, Term Loan
73,875	4.000%, 10/31/2020	73,730
690,667	3.500%, 5/27/2022	683,933
	Intergen NV, Term Loan
588,000	5.500%, 6/15/2020	562,275

	Total	1,319,938

	Total Bank Loans (cost $61,069,328)	59,883,837

	Long-Term Fixed Income (43.2%)

Asset-Backed Securities (3.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
670,084	0.327%, 7/25/2036[d]	600,761
794,606	0.347%, 11/25/2036[d]	685,437
	Bayview Opportunity Master Fund Trust
839,610	3.721%, 2/28/2035*	841,317
	Bayview Opportunity Master Fund Trust IIB, LP
613,816	3.623%, 7/28/2019*,e	610,030
735,586	3.228%, 7/28/2034*,e	737,339
	Bayview Opportunity Master Fund Trust IIIB, LP
935,047	3.623%, 4/28/2030[f]	937,042
	Countrywide Asset-Backed Certificates
409,485	5.530%, 4/25/2047	432,223
	GSAA Home Equity Trust
764,987	0.457%, 7/25/2037[d]	646,215
	J.P. Morgan Mortgage Acquisition Trust
1,500,000	6.472%, 3/25/2047[e]	1,160,629
	J.P. Morgan Mortgage Trust
1,408,436	2.740%, 2/25/2036	1,270,521
	Lehman XS Trust
1,280,023	5.440%, 8/25/2035[e]	1,167,985
	Renaissance Home Equity Loan Trust
363,179	5.746%, 5/25/2036[e]	255,765
632,000	6.011%, 5/25/2036[e]	444,308
922,261	5.797%, 8/25/2036[e]	589,546
	U.S. Residential Opportunity Fund III Trust
1,249,873	3.721%, 1/27/2035*	1,250,125
	Vericrest Opportunity Loan Transferee
1,141,899	3.375%, 10/25/2058*,e	1,139,464
1,000,000	3.500%, 6/26/2045[f]	998,900
600,090	3.500%, 2/25/2055*,e	599,276

	Total	14,366,883

Basic Materials (0.7%)
	Anglo American Capital plc
92,000	1.225%, 4/15/2016[d,f]	91,784
	ArcelorMittal
730,000	6.250%, 3/1/2021	764,675
	Dow Chemical Company
64,000	8.550%, 5/15/2019	78,031
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	311,535
322,000	7.000%, 2/15/2021[f]	307,912
	Freeport-McMoRan, Inc.
53,000	2.375%, 3/15/2018	52,594
	Glencore Funding, LLC
60,000	1.336%, 4/16/2018[d,f]	59,967
	Hexion US Finance Corporation
670,000	8.875%, 2/1/2018	604,675
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	402,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	69,329
	Sappi Papier Holding GmbH
400,000	6.625%, 4/15/2021[f]	415,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

93

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Basic Materials (0.7%) - continued
	Yamana Gold, Inc.
$ 98,000	4.950%, 7/15/2024	$94,397

	Total	3,251,899

Capital Goods (0.8%)
	Brand Energy & Infrastructure Services, Inc.
375,000	8.500%, 12/1/2021[f]	348,750
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	739,118
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	689,397
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	460,225
	Harsco Corporation
132,000	2.700%, 10/15/2015	132,000
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	189,171
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	122,156
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	164,000
410,000	6.875%, 2/15/2021	427,425
	Sealed Air Corporation
500,000	4.875%, 12/1/2022[f]	492,500
	Textron, Inc.
137,000	7.250%, 10/1/2019	160,352

	Total	3,925,094

Collateralized Mortgage Obligations (14.5%)
	Adjustable Rate Mortgage Trust
1,072,000	2.828%, 11/25/2035	930,208
	Alternative Loan Trust
1,516,954	5.500%, 5/25/2035	1,525,361
1,080,828	6.000%, 6/25/2036	986,234
	American Home Mortgage Assets Trust
1,659,120	0.377%, 12/25/2046[d]	1,146,390
1,684,780	0.377%, 6/25/2047[d]	1,147,375
	American Home Mortgage Investment Trust
1,455,379	6.250%, 12/25/2036	678,253
	Banc of America Alternative Loan Trust
433,238	0.687%, 4/25/2035[d]	337,748
1,243,871	6.000%, 11/25/2035	1,109,989
	Banc of America Funding Corporation
317,236	5.052%, 5/20/2036	256,312
	Bayview Opportunity Master Fund IIIb NPL Trust
1,300,000	3.721%, 7/28/2035[e,f]	1,300,000
	BCAP, LLC Trust
1,247,962	0.367%, 3/25/2037[d]	1,064,837
	Bear Stearns Adjustable Rate Mortgage Trust
251,598	2.410%, 10/25/2035[d]	247,454
274,997	2.639%, 2/25/2036	216,820
	Bear Stearns ALT-A Trust
1,330,810	4.814%, 7/25/2035	1,093,429
	Citicorp Mortgage Securities Trust
414,883	6.000%, 5/25/2037	428,688
	Citigroup Mortgage Loan Trust, Inc.
378,727	5.500%, 11/25/2035	349,916
652,631	2.776%, 3/25/2037	511,395
	CitiMortgage Alternative Loan Trust
533,441	5.750%, 4/25/2037	456,866
	Countrywide Alternative Loan Trust
310,577	0.587%, 2/25/2035[d]	286,573
929,019	2.406%, 10/25/2035	820,222
635,863	5.071%, 10/25/2035	577,663
416,683	5.500%, 2/25/2036	396,500
228,060	6.000%, 4/25/2036	203,422
566,465	6.500%, 8/25/2036	460,591
198,839	6.000%, 1/25/2037	182,998
845,165	5.500%, 5/25/2037	711,636
	Countrywide Home Loan Mortgage Pass Through Trust
1,274,952	2.458%, 11/25/2035	1,080,348
511,198	4.866%, 2/20/2036	448,180
	Deutsche Alt-A Securities Mortgage Loan Trust
868,575	0.928%, 4/25/2047[d]	745,971
1,404,079	0.407%, 8/25/2047[d]	1,209,575
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
103,418	5.500%, 10/25/2021	99,570
330,439	0.387%, 11/25/2035[d]	221,712
726,077	5.500%, 11/25/2035	688,647
	Federal Home Loan Mortgage Corporation
6,945,918	2.500%, 12/15/2022[g]	461,667
2,095,349	2.500%, 5/15/2027[g]	175,538
2,474,299	2.500%, 2/15/2028[g]	236,233
7,436,476	2.500%, 3/15/2028[g]	692,308
3,988,729	3.000%, 4/15/2028[g]	437,631
3,287,684	3.000%, 2/15/2033[g]	462,933
	Federal National Mortgage Association
3,239,753	2.500%, 2/25/2028[g]	331,180
2,710,897	3.000%, 4/25/2028[g]	298,550
3,088,069	3.500%, 1/25/2033[g]	396,136
	First Horizon Alternative Mortgage Securities Trust
935,329	2.240%, 3/25/2035	838,568
997,755	6.000%, 8/25/2036[d]	822,361
	First Horizon Mortgage Pass-Through Trust
938,540	2.657%, 8/25/2037	770,799
	GMAC Mortgage Corporation Loan Trust
1,522,611	3.174%, 5/25/2035	1,456,048
	Government National Mortgage Association
3,333,614	4.000%, 1/16/2027[g]	410,440
	Greenpoint Mortgage Funding Trust
698,134	0.387%, 10/25/2045[d]	538,265
	GSR Mortgage Loan Trust
175,567	0.377%, 8/25/2046[d]	169,967
	HarborView Mortgage Loan Trust
1,641,500	2.670%, 7/19/2035	1,464,307
	HomeBanc Mortgage Trust
378,346	2.205%, 4/25/2037	282,151

The accompanying Notes to Financial Statements are an integral part of this schedule.

94

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Collateralized Mortgage Obligations (14.5%) - continued
	IndyMac IMJA Mortgage Loan Trust
$ 867,215	6.250%, 11/25/2037	$734,942
	IndyMac INDX Mortgage Loan Trust
1,228,730	4.569%, 10/25/2035	1,022,459
1,037,013	0.827%, 7/25/2045[d]	895,635
	J.P. Morgan Alternative Loan Trust
1,173,940	6.500%, 3/25/2036	1,028,730
	J.P. Morgan Mortgage Trust
213,615	6.500%, 1/25/2035	209,822
986,671	2.661%, 8/25/2035	979,949
440,719	2.555%, 10/25/2036	396,470
814,252	0.567%, 1/25/2037[d]	524,503
677,405	2.559%, 1/25/2037	621,394
435,820	6.250%, 8/25/2037	345,558
	Lehman Mortgage Trust
527,379	0.937%, 12/25/2035[d]	380,315
	Master Asset Securitization Trust
593,653	0.687%, 6/25/2036[d]	348,152
	MASTR Alternative Loans Trust
210,283	6.500%, 7/25/2034	215,365
488,134	0.637%, 12/25/2035[d]	255,628
	Merrill Lynch Alternative Note Asset Trust
651,407	6.000%, 3/25/2037	595,938
	Morgan Stanley Mortgage Loan Trust
501,484	5.201%, 11/25/2035	373,109
	MortgageIT Trust
980,401	0.447%, 12/25/2035[d]	886,713
	New Century Alternative Mortgage Loan Trust
1,130,345	6.167%, 7/25/2036[e]	790,135
	Oak Hill Advisors Residential Loan Trust
1,058,771	3.475%, 1/25/2055*,e	1,059,178
	RALI Trust
1,051,980	6.000%, 4/25/2036	908,077
1,077,857	0.367%, 11/25/2036[d]	779,490
364,049	6.000%, 6/25/2037	305,726
1,438,012	0.377%, 7/25/2037[d]	1,208,275
	Residential Accredit Loans, Inc.
750,694	5.750%, 9/25/2035	677,898
859,449	6.000%, 1/25/2037	731,764
	Residential Accredit Loans, Inc. Trust
1,482,687	5.750%, 4/25/2037	1,199,360
908,550	6.250%, 4/25/2037	769,490
	Residential Asset Securitization Trust
963,410	6.231%, 8/25/2022	868,396
564,492	5.500%, 4/25/2035	569,707
820,265	0.567%, 8/25/2037[d]	285,642
	Residential Funding Mortgage Security I Trust
1,159,540	6.000%, 7/25/2037	1,048,757
	RFMSI Trust
848,242	5.750%, 2/25/2036	785,550
	Sequoia Mortgage Trust
1,390,826	2.770%, 9/20/2046	1,108,547
	Structured Adjustable Rate Mortgage Loan Trust
232,946	2.576%, 12/25/2034	226,285
885,800	4.127%, 7/25/2035	763,948
393,535	2.654%, 9/25/2035	332,396
677,061	4.503%, 5/25/2036	527,236
	Structured Asset Mortgage Investments, Inc.
1,552,532	0.497%, 12/25/2035[d]	1,182,277
814,405	0.397%, 5/25/2046[d]	606,132
	Suntrust Alternative Loan Trust
1,003,918	5.750%, 12/25/2035	921,496
	WaMu Mortgage Pass Through Certificates
1,256,916	4.241%, 8/25/2036	1,113,293
681,183	1.969%, 11/25/2036	601,620
1,358,672	1.797%, 1/25/2037	1,153,322
125,237	2.254%, 8/25/2046	105,952
586,142	1.078%, 9/25/2046[d]	469,309
676,858	1.937%, 3/25/2047[d]	540,972
	Washington Mutual Mortgage Pass Through Certificates
595,503	0.787%, 6/25/2035[d]	446,508
837,782	6.000%, 11/25/2035	768,840
1,261,708	0.908%, 2/25/2047[d]	887,335
	Wells Fargo Mortgage Backed Securities Trust
1,457,379	2.683%, 7/25/2036	1,424,090
492,260	6.000%, 7/25/2037	497,787
662,916	6.000%, 11/25/2037	656,198

	Total	68,301,635

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	697,223

	Total	697,223

Communications Services (2.4%)
	AMC Networks, Inc.
390,000	4.750%, 12/15/2022	390,000
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,166
98,000	3.450%, 9/15/2021	97,528
	AT&T, Inc.
65,000	1.212%, 6/30/2020[d]	65,252
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	161,849
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	418,500
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	403,000
	Cequel Communications Holdings I, LLC
750,000	6.375%, 9/15/2020[f]	744,938
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	806,250
	Crown Castle International Corporation
800,000	5.250%, 1/15/2023	805,800
	Digicel, Ltd.
760,000	6.000%, 4/15/2021[f]	732,731
	DIRECTV Holdings, LLC
104,000	5.875%, 10/1/2019	117,396
	DISH DBS Corporation
400,000	5.000%, 3/15/2023	370,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

95

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Communications Services (2.4%) - continued
	Hughes Satellite Systems Corporation
$ 513,000	6.500%, 6/15/2019	$556,605
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	404,000
	Numericable-SFR
770,000	6.000%, 5/15/2022[f]	758,931
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	199,370
	Sprint Corporation
760,000	7.625%, 2/15/2025	716,300
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	129,432
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	795,025
	Univision Communications, Inc.
515,000	5.125%, 5/15/2023[f]	499,550
	UPCB Finance V, Ltd.
513,000	7.250%, 11/15/2021[f]	554,040
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020	65,852
98,000	4.500%, 9/15/2020	105,716
	West Corporation
770,000	5.375%, 7/15/2022[f]	719,950
	Wind Acquisition Finance SA
500,000	4.750%, 7/15/2020[f]	492,500

	Total	11,169,681

Consumer Cyclical (1.6%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	406,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	567,389
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	139,762
95,000	2.597%, 11/4/2019	94,307
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	582,964
83,000	4.375%, 9/25/2021	86,146
	Hilton Worldwide Finance, LLC
730,000	5.625%, 10/15/2021	758,251
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	63,928
	Hyundai Capital America
20,000	2.000%, 3/19/2018[f]	20,007
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	202,500
125,000	4.250%, 11/15/2019[f]	126,875
420,000	5.625%, 2/1/2023[f]	434,700
	L Brands, Inc.
570,000	5.625%, 2/15/2022	599,925
	Lennar Corporation
410,000	12.250%, 6/1/2017	483,800
160,000	4.125%, 12/1/2018	161,600
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	196,199
	MGM Resorts International
775,000	6.000%, 3/15/2023	784,688
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	775,730
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[f]	204,000
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	126,480
	United Rentals, Inc.
780,000	5.500%, 7/15/2025	753,675

	Total	7,568,926

Consumer Non-Cyclical (2.0%)
	AbbVie, Inc.
60,000	1.800%, 5/14/2018	59,824
	Amgen, Inc.
60,000	2.125%, 5/1/2020	58,752
	B&G Foods, Inc.
310,000	4.625%, 6/1/2021	305,350
	BAT International Finance plc
65,000	0.796%, 6/15/2018[d,f]	64,962
	Becton, Dickinson and Company
45,000	1.450%, 5/15/2017	44,967
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	39,633
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,109
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022[f]	746,900
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,790
	EMD Finance, LLC
35,000	0.633%, 3/17/2017[d,f]	34,981
	Endo Finance LLC & Endo Finco, Inc.
160,000	7.000%, 7/15/2019[f]	165,920
410,000	7.000%, 12/15/2020[f]	430,500
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	755,625
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,660
	Grifols Worldwide Operations, Ltd.
520,000	5.250%, 4/1/2022	521,300
	HCA, Inc.
575,000	3.750%, 3/15/2019	579,312
	Hospira, Inc.
60,000	6.050%, 3/30/2017	64,557
560,000	5.200%, 8/12/2020	625,972
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	329,600
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	392,438
780,000	5.750%, 6/15/2025[f]	770,991
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	24,806
	Medtronic, Inc.
190,000	4.375%, 3/15/2035[f]	188,542
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	86,139
	Ortho-Clinical Diagnostics, Inc.
750,000	6.625%, 5/15/2022[f]	658,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

96

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Consumer Non-Cyclical (2.0%) - continued
	PepsiCo, Inc.
$ 60,000	1.850%, 4/30/2020	$59,338
	Pernod Ricard SA
64,000	5.750%, 4/7/2021[f]	72,056
	Reynolds American, Inc.
65,000	3.250%, 6/12/2020	65,839
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	54,180
	Safeway, Inc.
37,000	3.400%, 12/1/2016	37,011
	Spectrum Brands Escrow Corporation
340,000	6.375%, 11/15/2020	359,550
	Spectrum Brands, Inc.
340,000	5.750%, 7/15/2025[f]	345,100
	Tenet Healthcare Corporation
730,000	8.125%, 4/1/2022	798,255
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	104,099
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	441,262

	Total	9,518,445

Energy (2.0%)
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,642
	Chaparral Energy, Inc.
400,000	7.625%, 11/15/2022	288,000
	CNPC General Capital, Ltd.
123,000	2.750%, 4/19/2017[f]	125,054
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	567,150
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023[f]	530,400
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	832,275
	Enterprise Products Operating, LLC
60,000	1.650%, 5/7/2018	59,940
83,000	2.550%, 10/15/2019	82,976
960,000	7.034%, 1/15/2068	1,032,000
	EQT Corporation
60,000	5.150%, 3/1/2018	63,051
62,000	8.125%, 6/1/2019	72,573
	Hess Corporation
95,000	8.125%, 2/15/2019	112,470
	Kinder Morgan, Inc.
95,000	5.300%, 12/1/2034	88,321
	Linn Energy, LLC
570,000	6.250%, 11/1/2019	446,025
	MarkWest Energy Partners, LP
780,000	4.875%, 12/1/2024	762,450
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	154,000
410,000	6.375%, 1/30/2023[f]	379,250
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	350,550
	Pacific Drilling V, Ltd.
510,000	7.250%, 12/1/2017[f]	438,600
	Petrobras International Finance Company
295,000	5.750%, 1/20/2020	292,298
	Petroleos Mexicanos
390,000	5.625%, 1/23/2046[f]	364,143
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	741,532
	Rosetta Resources, Inc.
550,000	5.875%, 6/1/2022	587,125
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025[f]	767,250
	Shell International Finance BV
60,000	0.729%, 5/11/2020[d]	59,742
	Suncor Energy, Inc.
86,000	6.100%, 6/1/2018	95,904
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	85,163
	Williams Companies, Inc.
98,000	3.700%, 1/15/2023	91,249

	Total	9,567,133

Financials (7.9%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	66,214
	Aegon NV
720,000	2.137%, 7/29/2049[d,h]	606,600
	AIG Life Holdings, Inc.
800,000	7.570%, 12/1/2045*	1,044,000
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	595,500
	American Express Company
750,000	6.800%, 9/1/2066	771,675
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	97,698
	Banco de Brasil SA
1,140,000	9.000%, 12/31/2049[f,h]	1,028,508
	Bank of America Corporation
164,000	5.700%, 5/2/2017	174,969
58,000	5.650%, 5/1/2018	63,713
90,000	8.000%, 12/29/2049[h]	94,950
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	444,000
	Barclays Bank plc
100,000	5.140%, 10/14/2020	108,698
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	117,351
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,055,750
	BPCE SA
375,000	5.150%, 7/21/2024[f]	380,986
	Caisse Centrale Desjardins du Quebec
35,000	0.944%, 1/29/2018[d,f]	35,146
	Capital One Financial Corporation
2,000,000	5.550%, 12/29/2049[h]	1,982,500
	Citigroup, Inc.
97,000	1.850%, 11/24/2017	97,237
128,000	8.500%, 5/22/2019	156,121

The accompanying Notes to Financial Statements are an integral part of this schedule.

97

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Financials (7.9%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$ 525,000	11.000%, 12/29/2049[f,h]	$665,438
	Credit Agricole SA
50,000	1.252%, 6/10/2020[d,f]	49,931
380,000	6.625%, 9/29/2049[f,h]	370,880
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,h]	416,480
760,000	6.250%, 12/29/2049[f,h]	728,650
	CyrusOne, LP
570,000	6.375%, 11/15/2022	589,950
	DDR Corporation
86,000	9.625%, 3/15/2016	90,728
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	798,950
	Discover Bank
43,000	8.700%, 11/18/2019	52,302
	Discover Financial Services
90,000	6.450%, 6/12/2017	97,747
	Duke Realty, LP
95,000	4.375%, 6/15/2022	99,265
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	548,148
600,000	5.100%, 12/31/2049[h]	562,500
	GE Capital Trust I
380,000	6.375%, 11/15/2067	405,840
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	875,000
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	89,089
122,000	7.500%, 2/15/2019	143,302
35,000	1.437%, 4/23/2020[d]	35,342
60,000	1.884%, 11/29/2023[d]	60,982
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	118,446
	HCP, Inc.
64,000	3.750%, 2/1/2019	66,574
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	117,028
	HSBC Holdings plc
665,000	6.375%, 3/29/2049[h]	668,325
375,000	5.625%, 12/29/2049[h]	375,469
380,000	6.375%, 12/29/2049[h]	380,950
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	795,025
	ILFC E-Capital Trust II
1,575,000	6.250%, 12/21/2065[d,f]	1,543,500
	ING Capital Funding Trust III
819,000	3.882%, 12/29/2049[d,h]	812,857
	International Lease Finance Corporation
64,000	2.236%, 6/15/2016[d]	63,920
390,000	5.875%, 8/15/2022	421,200
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	42,326
100,000	3.875%, 1/15/2019	102,883
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	100,815
30,000	2.250%, 1/23/2020	29,481
77,000	7.900%, 4/29/2049[h]	81,447
750,000	6.750%, 8/29/2049[h]	801,323
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[f]	792,750
25,000	5.000%, 6/1/2021[f]	27,281
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	696,850
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	888,000
800,000	5.920%, 9/29/2049[f,h]	796,000
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,033,688
	MetLife, Inc.
400,000	6.400%, 12/15/2036	439,000
	Morgan Stanley
35,000	1.417%, 1/27/2020[d]	35,482
64,000	4.875%, 11/1/2022	68,077
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	525,300
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	92,437
	National City Corporation
86,000	6.875%, 5/15/2019	99,736
	National Westminster Bank plc
1,140,000	0.563%, 11/29/2049[d,h]	712,479
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,785
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	401,584
775,000	5.625%, 6/15/2043	803,288
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[f]	442,406
	Quicken Loans, Inc.
510,000	5.750%, 5/1/2025[f]	488,325
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,555
	Regions Bank
28,000	7.500%, 5/15/2018	32,139
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	170,525
	Royal Bank of Scotland Group plc
82,000	1.222%, 3/31/2017[d]	82,056
375,000	7.648%, 8/29/2049[h]	466,875
	Societe Generale SA
124,000	5.750%, 4/20/2016[f]	127,892
760,000	8.250%, 9/29/2049[h]	796,898
400,000	7.875%, 12/31/2049[f,h]	402,000
	Standard Chartered plc
760,000	6.500%, 12/29/2049[f,h]	766,557
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[f,h]	846,044
	Synchrony Financial
94,000	1.875%, 8/15/2017	93,961
25,000	1.509%, 2/3/2020[d]	25,110
94,000	3.750%, 8/15/2021	94,715
	USB Realty Corporation
760,000	1.422%, 12/29/2049[d,f,h]	694,450
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	132,379
200,000	5.650%, 5/15/2053	204,250
	Wells Fargo & Company
35,000	0.958%, 1/30/2020[d]	34,827

The accompanying Notes to Financial Statements are an integral part of this schedule.

98

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
Financials (7.9%) - continued
$ 400,000	5.900%, 12/29/2049[h]	$401,000
380,000	5.875%, 12/31/2049[h]	389,044
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[f]	999,246

	Total	37,390,700

Foreign Government (2.5%)
	Brazil Government International Bond
195,000	4.875%, 1/22/2021	203,775
585,000	2.625%, 1/5/2023	519,188
700,000	5.000%, 1/27/2045	605,500
	Colombia Government International Bond
250,000	4.000%, 2/26/2024	248,750
150,000	5.000%, 6/15/2045	138,750
	Costa Rica Government International Bond
560,000	7.158%, 3/12/2045[f]	546,000
	Croatia Government International Bond
350,000	6.625%, 7/14/2020[f]	382,757
	Hungary Government International Bond
400,000	5.750%, 11/22/2023	443,000
500,000	5.375%, 3/25/2024	541,875
	Indonesia Government International Bond
290,000	3.375%, 4/15/2023[f]	273,325
210,000	4.125%, 1/15/2025[f]	206,062
675,000	5.125%, 1/15/2045[f]	643,781
	Mexico Government International Bond
250,000	3.625%, 3/15/2022	253,000
930,000	4.000%, 10/2/2023	955,575
250,000	4.750%, 3/8/2044	237,500
260,000	4.600%, 1/23/2046	240,500
	Panama Government International Bond
200,000	4.000%, 9/22/2024	201,000
270,000	3.750%, 3/16/2025	265,950
	Peru Government International Bond
200,000	5.625%, 11/18/2050	223,000
	Philippines Government International Bond
235,000	7.750%, 1/14/2031	338,988
	Romania Government International Bond
196,000	4.375%, 8/22/2023[f]	200,880
	Russian Government International Bond
800,000	5.000%, 4/29/2020[f]	821,040
500,000	4.875%, 9/16/2023[f]	494,500
	South Africa Government International Bond
245,000	5.500%, 3/9/2020	266,560
210,000	5.875%, 5/30/2022	232,627
	Turkey Government International Bond
700,000	7.000%, 6/5/2020	799,025
385,000	5.125%, 3/25/2022	403,287
400,000	4.250%, 4/14/2026	381,264
200,000	4.875%, 4/16/2043	181,992
	Venezuela Government International Bond
580,000	7.650%, 4/21/2025	211,700

	Total	11,461,151

Mortgage-Backed Securities (2.2%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 7/1/2045[c]	1,545,820
8,650,000	4.000%, 8/1/2045[c]	9,144,232

	Total	10,690,052

Technology (1.1%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	413,700
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	680,050
	Apple, Inc.
60,000	0.577%, 5/6/2020[d]	59,828
	Cisco Systems, Inc.
65,000	0.593%, 6/15/2018[d]	65,114
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[f]	577,825
	Equinix, Inc.
515,000	5.750%, 1/1/2025	509,850
	First Data Corporation
570,000	7.375%, 6/15/2019[f]	592,515
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	604,200
	Oracle Corporation
60,000	2.500%, 5/15/2022	58,260
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[f]	810,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[f]	715,937
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	58,956

	Total	5,146,235

Transportation (0.3%)
	American Airlines Pass Through Trust
78,762	4.950%, 1/15/2023	83,389
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	750,750
	Delta Air Lines, Inc.
58,650	4.950%, 5/23/2019	62,133
51,566	4.750%, 5/7/2020	54,531
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	122,956
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f]	489,375

	Total	1,563,134

The accompanying Notes to Financial Statements are an integral part of this schedule.

99

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.2%)	Value
U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
$ 1,110,000	1.875%, 6/30/2020	$1,122,834

	Total	1,122,834

Utilities (1.7%)
	Access Midstream Partners, LP
390,000	4.875%, 5/15/2023	384,700
	AES Corporation
390,000	7.375%, 7/1/2021	428,025
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	592,200
730,000	5.375%, 1/15/2023	717,225
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[f]	237,750
	Dynegy Finance I, Inc.
700,000	7.375%, 11/1/2022[f]	733,250
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[f,h]	1,241,550
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	778,050
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	96,783
	NextEra Energy Capital Holdings, Inc.
60,000	1.586%, 6/1/2017	60,130
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	401,700
	Southern California Edison Company
1,700,000	6.250%, 8/1/2049[h]	1,876,800
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	380,000
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	60,012

	Total	7,988,175

	Total Long-Term Fixed Income (cost $200,047,431)	203,729,200

Shares	Common Stock (29.2%)
Consumer Discretionary (4.3%)
700	ABC-MART, Inc.	42,842
4,300	Aisin Seiki Company, Ltd.	182,833
4,520	Amazon.com, Inc.[i]	1,962,087
2,960	AutoZone, Inc.[i]	1,974,024
1,000	Bayerische Motoren Werke AG	84,673
4,900	Berkeley Group Holdings plc	257,488
14,720	Best Buy Company, Inc.	480,019
7,720	BorgWarner, Inc.	438,805
1,200	Brembo SPA	51,192
1,400	Bridgestone Corporation	51,748
8,555	Cedar Fair, LP	466,162
1,900	Chiyoda Company, Ltd.	44,594
40,724	Comcast Corporation	2,449,141
18,400	Crown Resorts, Ltd.	172,886
800	Daiichikosho Company, Ltd.	28,156
21,300	EDION Corporation[j]	150,798
5,500	Electrolux AB	172,332
122,700	Enterprise Inns plc[i]	239,173
13,220	Ford Motor Company	198,432
4,510	General Motors Company	150,318
15,000	Gunze, Ltd.	41,028
13,100	Hakuhodo Dy Holdings, Inc.	140,097
3,940	Harman International Industries, Inc.	468,624
8,100	Haseko Corporation	95,411
7,400	Heiwa Corporation	147,305
13,500	Honda Motor Company, Ltd.	436,318
400	Hugo Boss AG	44,719
7,100	Informa plc	60,978
10,440	Jarden Corporation[i]	540,270
8,100	JM AB	220,763
58,429	Kongsberg Automotive ASA[i]	40,586
15,173	Las Vegas Sands Corporation	797,645
21	Lear Corporation	2,357
10,000	Luk Fook Holdings International, Ltd.	29,448
4,870	Marriott International, Inc.	362,279
41,300	Marston’s plc	104,281
17,732	MDC Partners, Inc.	349,320
9,000	NOK Corporation	278,854
5,900	Oxford Industries, Inc.	515,955
12,200	Persimmon plc	378,514
4,200	Premier Investments, Ltd.	41,297
3,800	SES SA	127,749
4,000	SHOWA Corporation	39,804
6,000	Slater & Gordon, Ltd.	16,370
35,040	Starbucks Corporation	1,878,670
13,700	Sumitomo Forestry Company, Ltd.	168,950
3,100	Sumitomo Rubber Industries, Ltd.	48,020
22,790	Target Corporation	1,860,348
12,860	Toll Brothers, Inc.[i]	491,123
26,860	Tuesday Morning Corporation[i]	302,578
14,400	UBM plc	120,993
1,100	Valora Holding AG	216,113
7,000	Wacoal Holdings Corporation	81,807
7,700	WH Smith plc	184,659
9,300	WPP plc	208,748

	Total	20,439,684

Consumer Staples (1.3%)
2,200	AarhusKarlshamn AB	130,303
12,571	Anheuser-Busch InBev NV ADR	1,516,943
5,900	Axfood AB	94,187
1,879	Bakkafrost PF	50,106
12,500	Britvic plc	140,833
500	Carlsberg AS	45,303
500	Casino Guichard Perrachon SA	37,951
2,700	Coca-Cola HBC AGi	57,945
1,100	Cranswick plc	27,585
1,800	Henkel AG & Company KGaA	171,641
10,400	J Sainsbury plc	43,292
24,400	Koninklijke Ahold NV	458,054
1,100	KOSE Corporation	90,467
300	Milbon Company, Ltd.	9,546
10,300	Nestle SA	743,151
16,940	Philip Morris International, Inc.	1,358,080
800	Reckitt Benckiser Group plc	68,987
71,000	Rite Aid Corporation[i]	592,850
1,000	Royal Unibrew AS	34,179
9,721	SalMar ASA	142,574
6,600	Suedzucker AGj	109,929
9,800	Swedish Match AB	278,620
12,600	Tate & Lyle plc	102,849

	Total	6,305,375

Energy (1.6%)
5,816	BW LPG, Ltd.	49,730
56,761	BW Offshore, Ltd.	36,592
18,720	Cameron International Corporation[i]	980,366

The accompanying Notes to Financial Statements are an integral part of this schedule.

100

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.2%)	Value
Energy (1.6%) - continued
43,680	Cobalt International Energy, Inc.[i]	$424,133
3,620	Concho Resources, Inc.[i]	412,173
12,910	EOG Resources, Inc.	1,130,270
11,750	EQT Corporation	955,745
17,400	ERG SPA	208,727
4,200	Royal Dutch Shell plc	119,448
20,344	Royal Dutch Shell plc, Class B	579,201
8,300	Showa Shell Sekiyu KK	72,522
5,553	Statoil ASA	99,304
3,900	Total SA	191,299
16,834	Total SA ADR	827,728
90,450	Weatherford International, Ltd.[i]	1,109,821
5,200	Woodside Petroleum, Ltd.	137,211
12,700	WorleyParsons, Ltd.	101,966

	Total	7,436,236

Financials (10.2%)
1,300	Acadia Realty Trust	37,843
2,360	Affiliated Managers Group, Inc.[i]	515,896
1,300	Agree Realty Corporation	37,921
9,549	Alexandria Real Estate Equities, Inc.	835,156
8,300	Allianz SE	1,294,397
3,800	American Realty Capital Properties, Inc.	30,894
41,500	Amlin plc	310,504
5,100	Apartment Investment & Management Company	188,343
200,000	Apollo Investment Corporation	1,416,000
115,400	Ares Capital Corporation	1,899,484
23,900	Assured Guaranty, Ltd.	573,361
3,300	AvalonBay Communities, Inc.	527,571
12,100	Bank Hapoalim, Ltd.	65,122
14,507	Bank of Queensland, Ltd.	142,741
38,000	Bank of Yokohama, Ltd.	232,711
6,400	Bendigo and Adelaide Bank, Ltd.	60,516
22,400	BinckBank NV	213,763
5,100	BioMed Realty Trust, Inc.	98,634
20,696	Blackstone Group, LP	845,846
1,100	Bluerock Residential Growth REIT, Inc.	13,926
1,000	Bolsas y Mercados Espanoles SA	40,532
6,355	Boston Properties, Inc.	769,209
24,055	Brixmor Property Group, Inc.	556,392
8,990	Camden Property Trust	667,777
15,070	Capital One Financial Corporation	1,325,708
10,057	Capital Shopping Centres Group plc	48,582
31,000	Capitaland Commercial Trust[i]	35,879
30,100	CapitaMall Trust[i]	48,012
32,430	Charles Schwab Corporation	1,058,839
300	Chatham Lodging Trust	7,941
901	Chesapeake Lodging Trust	27,462
9,000	Chiba Bank, Ltd.	68,533
33,180	Citigroup, Inc.	1,832,863
9,600	CNP Assurances	160,673
1,400	Commonwealth Bank of Australia	91,808
450	CoreSite Realty Corporation	20,448
5,900	CubeSmart	136,644
1,600	CyrusOne, Inc.	47,120
3,200	Daito Trust Construction Company, Ltd.	331,185
17	Daiwa House Residential Investment Corporation	38,533
12,000	Daiwa Securities Group, Inc.	89,768
27,770	DDR Corporation	429,324
1,900	Delta Lloyd NV	31,191
19,500	DEXUS Property Group	109,727
1,600	Digital Realty Trust, Inc.	106,688
36,758	Direct Line Insurance Group plc	194,028
9,658	DnB ASA	160,841
20,300	Duke Realty Corporation	376,971
1,200	DuPont Fabros Technology, Inc.	35,340
9,900	E*TRADE Financial Corporation[i]	296,505
8,870	Encore Capital Group, Inc.[i]	379,104
1,900	EPR Properties	104,082
2,500	Equity Lifestyle Properties, Inc.	131,450
9,420	Equity Residential	661,001
1,300	Essex Property Trust, Inc.	276,250
900	Eurocommercial Properties NV	37,678
1,200	Extra Space Storage, Inc.	78,264
500	Federal Realty Investment Trust	64,045
23,000	FlexiGroup, Ltd.	51,585
27,500	Frasers Centrepoint Trust	42,049
58,000	Fukuoka Financial Group, Inc.	300,620
15,267	General Growth Properties, Inc.	391,751
1,200	Geo Group, Inc.	40,992
120,000	Golub Capital BDC, Inc.	1,987,200
3,800	Hamborner REIT AG	36,921
3,800	Hamborner REIT AG Rights[i]	237
3,800	Hannover Rueckversicherung SE	367,790
6,700	HCP, Inc.	244,349
6,033	Health Care REIT, Inc.	395,946
8,200	Healthcare Trust of America, Inc.	196,390
14,300	Henderson Land Development Company, Ltd.	97,754
4,700	Highwoods Properties, Inc.	187,765
2,500	Hospitality Properties Trust	72,050
26,270	Host Hotels & Resorts, Inc.	520,934
184,567	HSBC Holdings plc	1,652,679
400	Hudson Pacific Properties, Inc.	11,348
8,400	Hufvudstaden AB	102,186
63,000	Hysan Development Company, Ltd.	272,820
2,200	IG Group Holdings plc	25,787
35,800	Intermediate Capital Group plc	309,265
31,103	Invesco, Ltd.	1,166,051
40,200	Investec plc	361,194
2,800	Iron Mountain, Inc.	86,800
11	Japan Prime Realty Investment Corporation	34,153
900	Julius Baer Group, Ltd.	50,503
94,480	KeyCorp	1,419,090
1,200	Kilroy Realty Corporation	80,580
16,600	Kimco Realty Corporation	374,164
1,900	LaSalle Hotel Properties	67,374
48,500	Link REIT	283,819
2,950	Macerich Company	220,070
3,150	Medical Properties Trust, Inc.	41,297
21,770	MetLife, Inc.	1,218,902
2,100	Mid-America Apartment Communities, Inc.	152,901
2,100	Muenchener Rueckversicherungs-Gesellschaft AG	372,319
1,700	National Health Investors, Inc.	105,910
4,900	National Retail Properties, Inc.	171,549
292,000	New World Development Company, Ltd.	381,541
7,700	NorthStar Realty Finance Corporation	122,430
2,550	Omega Healthcare Investors, Inc.	87,542
1,400	Outfront Media, Inc.	35,336
12,434	PacWest Bancorp	581,414
3,000	Parkway Properties, Inc.	52,320
3,300	Physicians Realty Trust	50,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

101

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.2%)	Value
Financials (10.2%) - continued
19,450	Prologis, Inc.	$721,595
3,782	Public Storage, Inc.	697,287
2,100	Realty Income Corporation	93,219
1,900	Regency Centers Corporation	112,062
14,200	Resona Holdings, Inc.	77,449
7,800	RLJ Lodging Trust	232,284
400	Sabra Healthcare REIT, Inc.	10,296
900	Sampo Oyj	42,414
1,600	Schroders plc	79,834
11,100	SEGRO plc	70,722
800	Senior Housing Property Trust	14,040
7,140	Simon Property Group, Inc.	1,235,363
36,900	Skandinaviska Enskilda Banken AB	472,001
1,100	SL Green Realty Corporation	120,879
93,000	Solar Capital, Ltd.	1,674,000
1,003	Sovran Self Storage, Inc.	87,171
20,800	Spirit Realty Captial, Inc.	201,136
83,600	Stockland	263,986
906	Store Capital Corporation	18,211
5,000	Strategic Hotels & Resorts, Inc.[i]	60,600
43,000	Sumitomo Mitsui Trust Holdings, Inc.	196,708
3,700	Summit Hotel Properties, Inc.	48,137
300	Swiss Life Holding AG	68,694
9,100	Swiss Re AG	805,557
1,300	Talanx AG	39,901
4,664	Tanger Factory Outlet Centers, Inc.	147,849
700	Taubman Centers, Inc.	48,650
2,000	TRYG AS	41,700
232,750	Two Harbors Investment Corporation	2,266,985
5,200	UDR, Inc.	166,556
20,000	UNIQA Insurance Group AG	180,438
24,400	United Overseas Bank, Ltd.	417,459
3,560	Urban Edge Properties	74,012
6,300	Ventas, Inc.	391,167
6,230	Vornado Realty Trust	591,414
4,800	Wallenstam AB	34,111
1,500	WP Carey, Inc.	88,410
17,570	Zions Bancorporation	557,584
1,200	Zurich Insurance Group AG	365,316

	Total	47,858,588

Health Care (3.2%)
46,460	Abbott Laboratories	2,280,257
1,400	Actavis, Inc.[i]	424,844
600	Actelion, Ltd.	87,871
6,700	Akorn, Inc.[i]	292,522
5,940	Alexion Pharmaceuticals, Inc.[i]	1,073,774
6,850	Amgen, Inc.	1,051,612
12,500	AstraZeneca plc	791,123
500	Bayer AG	70,020
11,780	Cerner Corporation[i]	813,527
3,300	CSL, Ltd.	219,999
5,900	Essilor International SA	706,824
1,200	Fresenius Medical Care AG & Company	99,344
1,000	Gerresheimer AG	62,302
5,570	Gilead Sciences, Inc.	652,136
16,265	GlaxoSmithKline plc	338,179
6,700	Hikma Pharmaceuticals plc	203,516
800	Hogy Medical Company, Ltd.	41,039
14,340	Hologic, Inc.[i]	545,780
1,791	ICON plc[i]	120,534
2,420	Illumina, Inc.[i]	528,431
4,000	Kaken Pharmaceutical Company, Ltd.	139,646
5,800	KYORIN Holdings, Inc.	118,252
900	Lonza Group AG	120,299
23,550	Merck & Company, Inc.	1,340,701
5,100	Novartis AG	501,638
1,000	Orpea	70,029
900	Paramount Bed Holdings Company, Ltd.	26,573
53,968	Pfizer, Inc.	1,809,547
800	Sanofi	79,144
3,440	Waters Corporation[i]	441,627

	Total	15,051,090

Industrials (2.7%)
1,900	Aalberts Industries NV	56,497
12,940	ADT Corporation	434,396
3,600	Aida Engineering, Ltd.	39,466
45,700	Air New Zealand, Ltd.	78,958
1,200	Airbus Group NV	78,165
43,100	ALS, Ltd.[j]	194,227
21,000	Asahi Glass Company, Ltd.	126,074
4,370	Boeing Company	606,206
300	Bucher Industries AG	74,634
2,900	COMSYS Holdings Corporation	43,139
8,500	CTT-Correios de Portugal SA	87,736
5,000	Dai Nippon Printing Company, Ltd.	51,594
8,300	Deutsche Post AG	242,521
9,420	EMCOR Group, Inc.	449,993
7,230	FedEx Corporation	1,231,992
12,200	Fenner plc	39,724
7,000	Flowserve Corporation	368,620
100	Flughafen Zuerich AG	77,411
900	Fraport AG Frankfurt Airport Services Worldwide	56,531
100	Georg Fischer AG	68,746
1,800	Go-Ahead Group plc	74,501
3,100	Hamburger Hafen und Logistik AG	62,677
8,990	HNI Corporation	459,838
600	Hoshizaki Electric Company, Ltd.	35,292
15,406	Illinois Tool Works, Inc.	1,414,117
2,600	Inaba Denki Sangyo Company, Ltd.	90,448
22,180	Ingersoll-Rand plc	1,495,376
9,900	Intrum Justitia AB	299,803
22,400	ITOCHU Corporation	295,842
1,000	Jardine Matheson Holdings, Ltd.	56,692
600	Jungheinrich AG	40,665
1,000	Kanamoto Company, Ltd.	25,351
12,000	KITZ Corporation	59,965
12,800	Komatsu, Ltd.	256,810
4,200	KONE Oyj	170,479
2,600	Koninklijke Boskalis Westminster NV	127,628
4,700	MIRAIT Holdings Corporation	54,771
5,000	Mitsuboshi Belting, Ltd.	39,616
1,200	NCC AB	36,650
5,100	Nippon Konpo Unyu Soko Company, Ltd.	88,909
4,000	Nisshinbo Holdings, Inc.	44,707
8,400	Nitto Kogyo Corporation	189,046
16,200	Rentokil Initial plc	37,623
1,000	Rieter Holding AG	158,079
19,500	Sandvik AB	215,578
5,800	Siemens AG	586,795
2,700	Teleperformance SA	190,750
1,400	TKH Group NV	58,811
8,000	Toppan Printing Company, Ltd.	66,880
3,400	Tsubakimoto Chain Company	33,213
11,482	Union Pacific Corporation	1,095,038

The accompanying Notes to Financial Statements are an integral part of this schedule.

102

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (29.2%)	Value
Industrials (2.7%) - continued
3,910	WABCO Holdings, Inc.[i]	$483,745

	Total	12,752,325

Information Technology (3.7%)
5,380	Alibaba Group Holding, Ltd. ADR[i]	442,613
3,300	Alps Electric Company, Ltd.	101,770
17,250	Apple, Inc.	2,163,581
3,890	Autodesk, Inc.[i]	194,792
9,100	Brother Industries, Ltd.	128,734
17,700	Canon, Inc.	574,159
900	Cap Gemini SA	79,845
13,600	Carsales.com, Ltd.	106,712
21,260	Cisco Systems, Inc.	583,799
3,600	Dialog Semiconductor plc[i]	194,670
35,061	EMC Corporation	925,260
1,000	Equinix, Inc.	254,000
21,080	Facebook, Inc.[i]	1,807,926
17,400	FUJIFILM Holdings NPV	620,972
2,410	Google, Inc., Class Ai	1,301,496
1,994	Google, Inc., Class Ci	1,037,897
5,000	Hitachi Kokusai Electric, Inc.	75,956
2,100	IT Holdings Corporation	44,597
1,900	ITOCHU Techno-Solutions Corporation	47,317
17,280	Juniper Networks, Inc.	448,761
3,490	LinkedIn Corporation[i]	721,139
11,520	MasterCard, Inc.	1,076,889
36,702	MaxLinear, Inc.[i]	444,094
6,600	NEC Networks & System Integration Corporation	144,017
1,300	NS Solutions Corporation	42,986
9,500	Optimal Payments plc[i]	34,926
900	Oracle Corporation Japan	37,625
1,100	Otsuka Corporation	51,350
8,670	Plantronics, Inc.	488,208
14,670	Progress Software Corporation[i]	403,425
16,350	QLIK Technologies, Inc.[i]	571,596
2,500	Samsung Electronics Company, Ltd. GDR	1,426,250
4,300	SAP SE	301,329
2,200	Tokyo Electron, Ltd.	139,826
1,300	Trend Micro, Inc.	44,469
3,790	Ultimate Software Group, Inc.[i]	622,848

	Total	17,685,834

Materials (0.9%)
1,440	Airgas, Inc.	152,323
2,700	APERAM[i]	109,310
7,000	Asahi Kasei Corporation	57,418
1,370	Ashland, Inc.	167,003
15,900	BillerudKorsnas AB	249,810
15,500	Boral, Ltd.	69,826
6,800	Buzzi Unicem SPA	96,873
3,440	Crown Holdings, Inc.[i]	182,010
17,200	Daicel Corporation	220,714
4,239	Domtar Corporation	175,495
6,000	DOWA Holdings Company, Ltd.	56,701
2,760	FMC Corporation	145,038
100	Givaudan SA	173,131
1,800	Holmen AB	52,529
9,000	Kureha Corporation	35,366
5,600	Mondi plc	120,563
15,000	Nippon Steel & Sumitomo Metal Corporation	38,893
78,178	Norsk Hydro ASA[j]	328,108
1,900	Novozymes AS	90,270
21,063	OceanaGold Corporation	52,109
4,400	Outokumpu Oyj[i]	22,168
6,630	Owens-Illinois, Inc.[i]	152,092
1,420	PPG Industries, Inc.	162,902
9,180	Steel Dynamics, Inc.	190,164
16,000	Sumitomo Metal Mining Company, Ltd.	243,344
7,000	Sumitomo Seika Chemicals Company, Ltd.	45,973
11,900	UPM-Kymmene Oyj	210,582
5,800	Vedanta Resources plc	47,367
8,925	Yara International ASA	465,065

	Total	4,113,147

Telecommunications Services (0.7%)
59,900	Bezeq Israel Telecommunication Corporation, Ltd.	102,008
34,819	BT Group plc	246,564
9,300	Elisa Oyj	294,653
8,400	Freenet AG	282,944
135,100	KCOM Group plc	198,477
9,800	Nippon Telegraph & Telephone Corporation	354,915
20,600	Orange SA	318,360
4,900	Proximus SA	173,396
5,400	Tele2 AB	62,885
170,200	Telstra Corporation, Ltd.	805,481
17,770	Zayo Group Holdings, Inc.[i]	457,044

	Total	3,296,727

Utilities (0.6%)
154,700	A2A SPA	184,635
7,500	CLP Holdings, Ltd.	63,743
6,800	E.ON SE	90,675
105,800	Electricidade de Portugal SA	403,098
8,300	Enagas SAj	225,947
61,400	Enel SPA[j]	278,284
3,700	Hokuriku Electric Power Company	55,114
22,109	MDU Resources Group, Inc.	431,789
2,900	National Grid plc	37,325
7,506	NorthWestern Corporation	365,917
13,000	Osaka Gas Company, Ltd.	51,308
39,000	Redes Energeticas Nacionais SGPS SA	109,176
3,600	Severn Trent plc	117,634
6,000	Toho Gas Company, Ltd.	35,521
21,100	United Utilities Group plc	295,533

	Total	2,745,699

	Total Common Stock (cost $140,980,657)	137,684,705

	Preferred Stock (4.2%)
Financials (3.9%)
30,000	Affiliated Managers Group, Inc., 5.250%	756,900
5,625	Agribank FCB, 6.875%[h]	592,031
42,000	Allstate Corporation, 5.100%	1,052,940
39,710	Annaly Capital Management, Inc., 7.500%[h]	954,231
800	Bank of America Corporation, Convertible, 7.250%[h]	889,600
37,225	Citigroup, Inc., 6.875%[h]	992,419
26,020	Citigroup, Inc., 7.875%	675,479

The accompanying Notes to Financial Statements are an integral part of this schedule.

103

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Preferred Stock (4.2%)	Value
Financials (3.9%) - continued
13,380	Cobank ACB, 6.250%[h]	$1,371,869
16,000	Countrywide Capital V, 7.000%	412,000
4,000	Farm Credit Bank of Texas, 6.750%[f,h]	413,875
53,200	GMAC Capital Trust I, 8.125%	1,382,136
50,800	Goldman Sachs Group, Inc., 5.500%[h]	1,245,616
48,000	HSBC USA, Inc., 6.500%[h]	1,214,880
225	M&T Bank Corporation, 6.375%[h]	229,078
30,420	Morgan Stanley, 6.875%[h]	811,606
25,900	Morgan Stanley, 7.125%[h]	723,905
24,500	PNC Financial Services Group, Inc., 6.125%[h]	672,280
57,000	RBS Capital Funding Trust V, 5.900%[h]	1,381,110
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	202,960
28,000	U.S. Bancorp 6.500%[h]	790,160
16,000	Wells Fargo & Company, 5.850%[h]	408,000
1,125	Wells Fargo & Company, Convertible, 7.500%[h]	1,321,875

	Total	18,494,950

Materials (0.3%)
19,000	CHS, Inc., 6.750%[h]	482,980
31,200	CHS, Inc., 7.100%[h]	817,128

	Total	1,300,108

Utilities (<0.1%)
1,315	Southern California Edison Company, 4.130%[h]	132,733

	Total	132,733

	Total Preferred Stock (cost $19,841,880)	19,927,791

	Mutual Funds (3.7%)
Equity Mutual Funds (2.3%)
38,220	Utilities Select Sector SPDR Fund	1,584,601
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,057,590
6,200	iShares MSCI EAFE Index Fund	393,638
256,500	Alerian MLP ETF	3,991,140
42,140	Materials Select Sector SPDR Fund	2,039,155
25,000	Vanguard High Dividend Yield ETF	1,683,000

	Total	10,749,124

Fixed Income Mutual Funds (1.4%)
7,950	iShares J.P. Morgan USD Emerging Markets Bond ETF	873,864
9,100	iShares Intermediate Credit Bond ETF	990,626
43,610	Vanguard Short-Term Corporate Bond ETF	3,470,484
114,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,206,120

	Total	6,541,094

	Total Mutual Funds (cost $17,681,395)	17,290,218

	Collateral Held for Securities Loaned (0.3%)
1,140,295	Thrivent Cash Management Trust	1,140,295

	Total Collateral Held for Securities Loaned (cost $1,140,295)	1,140,295

Shares or Principal Amount	Short-Term Investments (9.7%)[k]
	Federal Home Loan Bank Discount Notes
400,000	0.078%, 7/22/2015	399,982
200,000	0.065%, 8/7/2015[l]	199,987
200,000	0.081%, 9/2/2015[l]	199,971
800,000	0.090%, 9/9/2015[l]	799,860
	Thrivent Cash Management Trust
44,070,715	0.070%	44,070,715

	Total Short-Term Investments (at amortized cost)	45,670,515

	Total Investments (cost $486,431,501) 103.0%	$485,326,561

	Other Assets and Liabilities, Net (3.0%)	(13,932,544)

	Total Net Assets 100.0%	$471,394,017

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $48,183,163 or 10.2% of total net assets.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 30, 2015, $1,199,818 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

104

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2015	$839,030
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	839,610
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	733,747
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	613,816
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,058,770
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,249,873
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	599,457
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,140,665

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

105

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Basic Materials (2.1%)
	Alpha Natural Resources, Inc., Term Loan
$ 432,608	3.500%, 5/22/2020	$309,946
	Fortescue Metals Group, Ltd., Term Loan
250,401	3.750%, 6/30/2019	221,833
	Ineos US Finance, LLC, Term Loan
248,705	3.750%, 12/15/2020	246,892
	NewPage Corporation, Term Loan
411,303	9.500%, 2/11/2021	329,865
	Tronox Pigments BV, Term Loan
480,546	4.250%, 3/19/2020[b,c]	480,248
	Wausau Paper Corporation, Term Loan
246,906	6.500%, 7/30/2020	245,672

	Total	1,834,456

Capital Goods (0.9%)
	ADS Waste Holdings, Inc., Term Loan
245,603	3.750%, 10/9/2019	242,349
	Rexnord, LLC, Term Loan
275,100	4.000%, 8/21/2020	274,068
	Silver II Borrower, Term Loan
257,593	4.000%, 12/13/2019	248,191

	Total	764,608

Communications Services (10.2%)
	Altice Financing SA, Term Loan
71,250	5.250%, 2/4/2022	71,369
	Atlantic Broadband Penn, LLC, Term Loan
78,245	3.250%, 11/30/2019	77,862
	Birch Communication, Inc., Term Loan
655,781	7.750%, 7/17/2020	655,781
	Cable & Wireless Communications plc, Term Loan
118,696	5.500%, 4/28/2017	118,547
	Cengage Learning Acquisitions, Term Loan
697,438	7.000%, 3/31/2020	697,438
	Charter Communications Operating, LLC, Term Loan
247,475	3.000%, 7/1/2020	244,485
	Cincinnati Bell, Inc., Term Loan
253,224	4.000%, 9/10/2020	253,014
	Fairpoint Communications, Term Loan
249,887	7.500%, 2/14/2019	251,684
	Grande Communications Networks, LLC, Term Loan
249,904	4.500%, 5/29/2020	248,187
	Hargray Communications Group, Inc., Term Loan
219,800	5.250%, 6/26/2019	220,692
	iHeartCommunications, Inc., Term Loan
255,000	6.937%, 1/30/2019	235,123
	IMG Worldwide, Inc., Term Loan
1,480,948	5.250%, 5/6/2021[b,c]	1,476,505
	Integra Telecom Holdings, Inc., Term Loan
294,787	5.250%, 8/14/2020	292,503
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	158,634
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
175,000	4.500%, 1/7/2022	173,250
300,000	4.500%, 1/7/2022	299,001
	LTS Buyer, LLC, Term Loan
274,400	4.000%, 4/13/2020	272,600
	NTelos, Inc., Term Loan
59,090	5.750%, 11/9/2019	51,703
	SBA Senior Finance II, LLC, Term Loan
742,500	3.250%, 3/24/2021	734,741
220,000	3.250%, 6/10/2022	217,389
	TNS, Inc., Term Loan
89,262	5.000%, 2/14/2020	89,225
	Univision Communications, Inc., Term Loan
249,845	4.000%, 3/1/2020	247,614
	Virgin Media Investment Holdings, Ltd., Term Loan
171,697	3.500%, 6/30/2023	169,837
	WideOpenWest Finance, LLC, Term Loan
249,900	4.500%, 4/1/2019	249,240
	XO Communications, LLC, Term Loan
691,250	4.250%, 3/20/2021	689,667
	Yankee Cable Acquisition, LLC, Term Loan
241,901	4.250%, 3/1/2020	241,901
	Zayo Group, LLC, Term Loan
249,870	3.750%, 7/2/2019	247,544

	Total	8,965,536

Consumer Cyclical (3.6%)
	Amaya Gaming Group, Inc., Term Loan
357,300	5.000%, 8/1/2021	356,675
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	4.250%, 8/13/2021	248,944
	Ceridian HCM Holding, Inc., Term Loan
134,932	4.500%, 9/15/2020	133,499
	FCA US, LLC, Term Loan
146,259	3.250%, 12/31/2018	145,752
	Golden Nugget, Inc., Delayed Draw
101,325	5.500%, 11/21/2019	102,085
	Golden Nugget, Inc., Term Loan
236,425	5.500%, 11/21/2019	238,198
	Hilton Worldwide Finance, LLC, Term Loan
69,259	3.500%, 10/26/2020	69,270
	J.C. Penney Corporation, Inc., Term Loan
249,900	6.000%, 5/22/2018	249,185

The accompanying Notes to Financial Statements are an integral part of this schedule.

106

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Consumer Cyclical (3.6%) - continued
	Las Vegas Sands, LLC, Term Loan
$ 123,125	3.250%, 12/19/2020	$122,463
	Marina District Finance Company, Inc., Term Loan
290,986	6.500%, 8/15/2018	293,351
	Mohegan Tribal Gaming Authority, Term Loan
738,750	5.500%, 11/19/2019	734,480
	Pinnacle Entertainment, Inc., Term Loan
66,540	3.750%, 8/13/2020	66,493
	Scientific Games International, Inc., Term Loan
251,175	6.000%, 10/18/2020	251,004
	Seminole Hard Rock Entertainment, Inc., Term Loan
118,788	3.500%, 5/14/2020	118,293

	Total	3,129,692

Consumer Non-Cyclical (4.8%)
	Albertsons, Inc., Term Loan
277,209	5.375%, 3/21/2019	278,110
	Catalina Marketing Corporation, Term Loan
124,685	4.500%, 4/9/2021	109,723
	Endo Luxembourg Finance I Co Sarl, Term Loan
365,000	0.000%, 6/24/2022[b,c]	365,686
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,313,587
	LTF Merger Sub, Inc., Term Loan
815,000	0.000%, 6/10/2022[b,c]	808,480
	McGraw-Hill Global Education Holdings, LLC, Term Loan
250,083	4.750%, 3/22/2019	250,501
	Ortho-Clinical Diagnostics, Inc., Term Loan
480,303	4.750%, 6/30/2021[b,c]	470,356
	Roundy’s Supermarkets, Inc., Term Loan
209,900	5.750%, 3/3/2021	202,553
	Supervalu, Inc., Term Loan
224,280	4.500%, 3/21/2019	224,536
	Visant Corporation, Term Loan
244,469	7.000%, 9/23/2021	235,505

	Total	4,259,037

Energy (1.4%)
	Arch Coal, Inc., Term Loan
274,355	6.250%, 5/16/2018	186,734
	Aria Energy Operating, LLC, Term Loan
119,745	5.000%, 5/27/2022	119,895
	Exgen Renewables I, LLC, Term Loan
290,049	5.250%, 2/6/2021	292,949
	McJunkin Red Man Corporation, Term Loan
100,116	5.000%, 11/8/2019	99,240
	MEG Energy Corporation, Term Loan
258,660	3.750%, 3/31/2020	253,117
	Offshore Group Investment, Ltd., Term Loan
197,975	5.750%, 3/28/2019	120,022
	Pacific Drilling SA, Term Loan
249,900	4.500%, 6/3/2018	200,545

	Total	1,272,502

Financials (2.4%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	124,594
	Harland Clarke Holdings Corporation, Term Loan
242,250	7.000%, 5/22/2018	242,856
	MPH Acquisition Holdings, LLC, Term Loan
280,958	3.750%, 3/31/2021	279,050
	TransUnion, LLC, Term Loan
1,357,812	3.750%, 4/9/2021	1,344,872
	WaveDivision Holdings, LLC, Term Loan
79,188	4.000%, 10/15/2019	79,089

	Total	2,070,461

Technology (2.9%)
	Avago Technologies, Ltd., Term Loan
538,136	3.750%, 5/6/2021	538,614
	BMC Software, Inc., Term Loan
266,078	5.000%, 9/10/2020	249,988
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,424
	First Data Corporation, Term Loan
255,000	3.687%, 3/23/2018	253,952
120,000	0.000%, 9/24/2018[b,c]	119,572
	Freescale Semiconductor, Inc., Term Loan
249,916	4.250%, 2/28/2020	249,986
	Infor US, Inc., Term Loan
338,048	3.750%, 6/3/2020	333,119
	Merrill Communications, LLC, Term Loan
585,000	6.250%, 6/1/2022	582,075
	SS&C European Holdings SARL, Term Loan
23,901	0.000%, 6/29/2022[b,c]	23,887
106,099	0.000%, 6/29/2022[b,c]	106,033

	Total	2,560,650

Transportation (1.3%)
	American Airlines, Inc., Term Loan
496,162	3.500%, 6/27/2020	490,893
	OSG Bulk Ships, Inc., Term Loan
643,500	5.250%, 8/5/2019	643,101

	Total	1,133,994

Utilities (1.1%)
	Calpine Corporation, Term Loan
738,750	4.000%, 10/31/2020	737,302

The accompanying Notes to Financial Statements are an integral part of this schedule.

107

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Utilities (1.1%) - continued
	Intergen NV, Term Loan
$ 249,900	5.500%, 6/15/2020	$238,967

	Total	976,269

	Total Bank Loans (cost $27,500,735)	26,967,205

	Long-Term Fixed Income (56.3%)

Asset-Backed Securities (3.6%)
	Asset Backed Securities Corporation Home Equity Loan Trust
201,025	0.327%, 7/25/2036[d]	180,228
	Bayview Opportunity Master Fund Trust IIB, LP
87,688	3.623%, 7/28/2019*,e	87,147
	Bayview Opportunity Master Fund Trust IIIB, LP
116,881	3.623%, 4/28/2030[f]	117,130
	CAM Mortgage, LLC
200,000	3.500%, 7/15/2064*	200,000
	Countrywide Asset-Backed Certificates
147,961	5.530%, 4/25/2047	156,177
	Credit Based Asset Servicing and Securitization, LLC
110,242	3.606%, 12/25/2036[e]	75,351
	First Horizon ABS Trust
356,972	0.347%, 10/25/2034[d,g]	318,069
	GMAC Mortgage Corporation Loan Trust
512,388	0.365%, 8/25/2035[d,g]	470,367
	IndyMac INDX Mortgage Loan Trust
208,052	0.397%, 4/25/2046[d]	163,652
	J.P. Morgan Mortgage Acquisition Trust
150,000	6.472%, 3/25/2047[e]	116,063
	Lehman XS Trust
195,559	5.440%, 8/25/2035[e]	178,442
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035[e]	91,400
	Renaissance Home Equity Loan Trust
242,701	5.797%, 8/25/2036[e]	155,144
193,136	5.285%, 1/25/2037[e]	109,633
	U.S. Residential Opportunity Fund III Trust
173,059	3.721%, 1/27/2035*	173,094
	Vericrest Opportunity Loan Transferee
200,000	3.500%, 6/26/2045[f]	199,800
	Wachovia Asset Securitization, Inc.
372,153	0.327%, 7/25/2037*,d,g	332,803

	Total	3,124,500

Basic Materials (0.8%)
	Albemarle Corporation
46,000	3.000%, 12/1/2019	46,089
	Anglo American Capital plc
22,000	1.225%, 4/15/2016[d,f]	21,948
	ArcelorMittal
120,000	6.250%, 3/1/2021	125,700
	Dow Chemical Company
24,000	8.550%, 5/15/2019	29,262
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[f]	124,313
	Freeport-McMoRan, Inc.
23,000	2.300%, 11/14/2017	22,929
30,000	2.375%, 3/15/2018	29,770
	Glencore Funding, LLC
30,000	1.336%, 4/16/2018[d,f]	29,984
	Hexion US Finance Corporation
64,810	8.875%, 2/1/2018	58,491
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	28,165
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[f]	98,673
	Sappi Papier Holding GmbH
80,000	6.625%, 4/15/2021[f]	83,000

	Total	698,324

Capital Goods (1.4%)
	Brand Energy & Infrastructure Services, Inc.
60,000	8.500%, 12/1/2021[f]	55,800
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[f]	123,981
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	64,810
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	113,326
	Harsco Corporation
30,000	2.700%, 10/15/2015	30,000
	Huntington Ingalls Industries, Inc.
155,000	5.000%, 12/15/2021[f]	157,713
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	32,773
	Martin Marietta Materials, Inc.
40,000	1.382%, 6/30/2017[d]	39,832
	Moog, Inc.
155,000	5.250%, 12/1/2022[f]	157,712
	Nortek, Inc.
64,810	8.500%, 4/15/2021	69,185
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[f]	153,063
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	68,050
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	33,914
	Sealed Air Corporation
155,000	4.875%, 12/1/2022[f]	152,675

	Total	1,252,834

Collateralized Mortgage Obligations (7.5%)
	Alternative Loan Trust
125,032	5.500%, 5/25/2035	125,725
	American Home Mortgage Assets Trust
255,249	0.377%, 12/25/2046[d]	176,368

The accompanying Notes to Financial Statements are an integral part of this schedule.

108

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Collateralized Mortgage Obligations (7.5%) - continued
	Bayview Opportunity Master Fund IIIb NPL Trust
$ 250,000	3.721%, 7/28/2035[e,f]	$250,000
	Bear Stearns Adjustable Rate Mortgage Trust
215,116	2.410%, 10/25/2035[d]	211,573
	Bear Stearns ALT-A Trust
138,837	2.586%, 6/25/2034	137,871
	CitiMortgage Alternative Loan Trust
317,842	5.750%, 4/25/2037	272,216
	Countrywide Alternative Loan Trust
170,280	5.750%, 8/25/2035	161,060
194,398	5.500%, 10/25/2035	187,159
67,570	5.500%, 2/25/2036	64,297
99,420	6.000%, 1/25/2037	91,499
211,291	5.500%, 5/25/2037	177,909
	Deutsche Alt-A Securities Mortgage Loan Trust
130,286	0.928%, 4/25/2047[d]	111,896
	GMAC Mortgage Corporation Loan Trust
174,529	3.174%, 5/25/2035	166,900
63,161	4.612%, 9/19/2035	59,483
	GSR Mortgage Loan Trust
21,507	0.377%, 8/25/2046[d]	20,821
	HarborView Mortgage Loan Trust
180,820	2.651%, 12/19/2035	159,590
	Impac CMB Trust
244,887	0.707%, 4/25/2035[d]	224,816
44,017	0.827%, 8/25/2035[d]	39,462
	J.P. Morgan Alternative Loan Trust
161,793	6.500%, 3/25/2036	141,780
	J.P. Morgan Mortgage Trust
121,048	6.500%, 1/25/2035	118,899
89,773	2.256%, 6/25/2035	89,491
94,489	2.664%, 6/25/2035	95,495
149,330	2.485%, 7/25/2035	146,078
207,783	2.661%, 8/25/2035	206,367
265,993	2.376%, 6/25/2036	242,600
54,132	2.555%, 10/25/2036	48,697
	MLCC Mortgage Investors, Inc.
156,170	0.847%, 8/25/2029[d]	155,446
	Morgan Stanley Mortgage Loan Trust
127,043	5.201%, 11/25/2035	94,521
	MortgageIT Trust
250,742	0.447%, 12/25/2035[d]	226,781
	Residential Accredit Loans, Inc.
50,848	5.500%, 12/25/2034	51,549
154,568	3.517%, 5/25/2035	152,399
149,203	3.526%, 9/25/2035	127,137
	Sequoia Mortgage Trust
239,399	0.803%, 11/20/2034[d]	228,873
	Structured Adjustable Rate Mortgage Loan Trust
169,985	2.559%, 1/25/2035	142,245
	Structured Asset Mortgage Investments, Inc.
404,504	0.497%, 12/25/2035[d]	308,036
	WaMu Mortgage Pass Through Certificates
209,050	4.241%, 8/25/2036	185,163
134,877	2.281%, 10/25/2036	120,264
41,746	2.254%, 8/25/2046	35,317
278,540	1.118%, 9/25/2046[d]	234,824
157,013	0.888%, 1/25/2047[d]	141,761
175,074	0.898%, 1/25/2047[d]	142,022
	Washington Mutual Mortgage Pass Through Certificates
219,428	0.908%, 2/25/2047[d]	154,319
	Wells Fargo Mortgage Backed Securities Trust
228,041	2.621%, 3/25/2036	226,943
99,039	2.641%, 4/25/2036	96,426
50,252	6.000%, 7/25/2037	50,816

	Total	6,602,894

Commercial Mortgage-Backed Securities (<0.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
4,856	5.653%, 6/11/2040[d]	4,879

	Total	4,879

Communications Services (3.0%)
	21st Century Fox America, Inc.
37,000	6.900%, 3/1/2019	42,962
	AMC Networks, Inc.
134,810	7.750%, 7/15/2021	145,595
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,116
	American Tower Corporation
30,000	2.800%, 6/1/2020	29,583
	AT&T, Inc.
30,000	1.212%, 6/30/2020[d]	30,116
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[f]	35,756
	CC Holdings GS V, LLC
67,000	2.381%, 12/15/2017	67,774
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	90,675
	Cequel Communications Holdings I, LLC
130,000	6.375%, 9/15/2020[f]	129,123
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[f]	129,000
	Crown Castle International Corporation
200,000	5.250%, 1/15/2023	201,450
	Digicel, Ltd.
184,810	6.000%, 4/15/2021[f]	178,179
	DIRECTV Holdings, LLC
29,000	5.875%, 10/1/2019	32,735
	DISH DBS Corporation
80,000	5.000%, 3/15/2023	74,000
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[f]	161,200
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	74,865
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	64,081
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	82,290

The accompanying Notes to Financial Statements are an integral part of this schedule.

109

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Communications Services (3.0%) - continued
	Numericable-SFR
$ 120,000	6.000%, 5/15/2022[f]	$118,275
	SBA Tower Trust
40,000	5.101%, 4/17/2017[f]	41,418
	Sprint Corporation
165,000	7.625%, 2/15/2025	155,513
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,817
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	129,688
	Univision Communications, Inc.
105,000	5.125%, 5/15/2023[f]	101,850
	UPCB Finance V, Ltd.
90,000	7.250%, 11/15/2021[f]	97,200
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020	84,809
40,000	4.500%, 9/15/2020	43,149
	West Corporation
120,000	5.375%, 7/15/2022[f]	112,200
	Wind Acquisition Finance SA
105,000	4.750%, 7/15/2020[f]	103,425

	Total	2,610,844

Consumer Cyclical (2.5%)
	Alibaba Group Holding, Ltd.
46,000	2.500%, 11/28/2019[f]	45,498
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	80,185
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[f]	99,542
75,000	6.125%, 7/1/2022[f]	73,875
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	70,643
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	76,900
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[f]	21,046
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[f]	39,738
	Ford Motor Credit Company, LLC
38,000	5.000%, 5/15/2018	40,853
50,000	2.597%, 11/4/2019	49,635
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018	66,284
56,000	4.375%, 9/25/2021	58,122
	GLP Capital, LP
120,000	4.875%, 11/1/2020	122,100
	Hilton Worldwide Finance, LLC
120,000	5.625%, 10/15/2021	124,644
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	34,423
	Hyundai Capital America
28,000	1.450%, 2/6/2017[f]	27,911
10,000	2.000%, 3/19/2018[f]	10,004
	Jaguar Land Rover Automotive plc
75,000	4.250%, 11/15/2019[f]	76,125
77,000	5.625%, 2/1/2023[f]	79,695
	KB Home
71,000	4.750%, 5/15/2019	70,467
	L Brands, Inc.
77,000	6.625%, 4/1/2021	84,652
	Lennar Corporation
150,000	4.750%, 11/15/2022	147,375
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	40,132
	MGM Resorts International
170,000	6.000%, 3/15/2023	172,125
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	123,920
	Six Flags Entertainment Corporation
60,000	5.250%, 1/15/2021[f]	61,200
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,040
	United Rentals, Inc.
170,000	5.500%, 7/15/2025	164,263
	Volkswagen Group of America Finance, LLC
46,000	0.716%, 11/20/2017[d,f]	46,073

	Total	2,160,470

Consumer Non-Cyclical (3.0%)
	AbbVie, Inc.
30,000	1.800%, 5/14/2018	29,912
	Actavis Funding SCS
26,000	1.543%, 3/12/2020[d]	26,288
	Amgen, Inc.
30,000	2.125%, 5/1/2020	29,376
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	68,950
	BAT International Finance plc
35,000	0.796%, 6/15/2018[d,f]	34,979
	Becton, Dickinson and Company
32,000	1.450%, 5/15/2017	31,977
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	28,309
	Cardinal Health, Inc.
35,000	1.950%, 6/15/2018	35,059
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	81,581
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022[f]	116,400
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,296
	EMD Finance, LLC
19,000	0.633%, 3/17/2017[d,f]	18,990
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[f]	156,163
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[f]	39,159
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[f]	69,023
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	200,500
	HCA, Inc.
64,810	4.750%, 5/1/2023	65,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

110

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Hospira, Inc.
$ 30,000	6.050%, 3/30/2017	$32,279
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[f]	77,250
	JBS USA, LLC
170,000	5.750%, 6/15/2025[f]	168,037
	Kindred Escrow Corporation II
155,000	8.750%, 1/15/2023[f]	168,369
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	19,845
	Merck & Company, Inc.
20,000	0.654%, 2/10/2020[d]	19,895
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,032
	MPH Acquisition Holdings, LLC
250,000	6.625%, 4/1/2022[f]	255,312
	Omnicare, Inc.
155,000	4.750%, 12/1/2022	164,300
	Ortho-Clinical Diagnostics, Inc.
110,000	6.625%, 5/15/2022[f]	96,525
	PepsiCo, Inc.
30,000	1.850%, 4/30/2020	29,669
	Pernod Ricard SA
26,000	5.750%, 4/7/2021[f]	29,273
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	63,514
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,452
	SABMiller plc
30,000	6.500%, 7/15/2018[f]	33,862
	Safeway, Inc.
8,000	3.400%, 12/1/2016	8,002
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	81,427
	Sysco Corporation
54,000	2.350%, 10/2/2019	54,540
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	131,220
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[f]	68,861
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[f]	20,175

	Total	2,634,421

Energy (2.3%)
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	30,078
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,920
	CNOOC Nexen Finance
25,000	1.625%, 4/30/2017	25,036
	CNPC General Capital, Ltd.
33,000	2.750%, 4/19/2017[f]	33,551
	Concho Resources, Inc.
139,810	6.500%, 1/15/2022	145,752
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023[f]	114,400
	Enbridge, Inc.
19,000	0.734%, 6/2/2017[d]	18,773
	Enterprise Products Operating, LLC
30,000	1.650%, 5/7/2018	29,970
	EQT Corporation
5,000	5.150%, 3/1/2018	5,254
26,000	8.125%, 6/1/2019	30,434
	Hess Corporation
20,000	8.125%, 2/15/2019	23,678
	Kinder Morgan, Inc.
36,000	5.000%, 2/15/2021[f]	38,085
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	53,158
	MarkWest Energy Partners, LP
155,000	4.875%, 12/1/2024	151,512
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[f]	71,225
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	61,500
	Pacific Drilling V, Ltd.
110,000	7.250%, 12/1/2017[f]	94,600
	Petrobras International Finance Company
215,000	5.750%, 1/20/2020	213,031
	Petroleos Mexicanos
280,000	5.625%, 1/23/2046[f]	261,436
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	121,896
	Rosetta Resources, Inc.
155,000	5.875%, 6/1/2022	165,462
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025[f]	153,450
	Shell International Finance BV
30,000	0.729%, 5/11/2020[d]	29,871
	Southwestern Energy Company
47,000	7.500%, 2/1/2018	52,443
	Suncor Energy, Inc.
20,000	6.100%, 6/1/2018	22,303
	Weatherford International, Ltd.
28,000	6.000%, 3/15/2018	29,807
	Williams Companies, Inc.
40,000	7.875%, 9/1/2021	46,955

	Total	2,045,580

Financials (4.3%)
	Abbey National Treasury Services plc
40,000	0.692%, 9/29/2017[d]	39,880
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,640
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	103,125
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[f]	20,354
	Bank of America Corporation
44,000	5.700%, 5/2/2017	46,943
40,000	1.700%, 8/25/2017	40,046
76,000	1.351%, 3/22/2018[d]	76,692
15,000	5.650%, 5/1/2018	16,478

The accompanying Notes to Financial Statements are an integral part of this schedule.

111

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Financials (4.3%) - continued
$ 38,000	8.000%, 12/29/2049[h]	$40,090
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,416
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	117,875
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	49,526
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,449
	BPCE SA
57,000	5.150%, 7/21/2024[f]	57,910
	Caisse Centrale Desjardins du Quebec
25,000	0.944%, 1/29/2018[d,f]	25,104
	Capital One Financial Corporation
38,000	6.150%, 9/1/2016	40,108
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	79,400
	Citigroup, Inc.
54,000	5.500%, 2/15/2017	57,371
42,000	6.000%, 8/15/2017	45,683
69,000	1.850%, 11/24/2017	69,168
30,000	8.500%, 5/22/2019	36,591
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
45,000	4.625%, 12/1/2023	46,427
	Credit Agricole SA
25,000	1.252%, 6/10/2020[d,f]	24,966
	Credit Suisse Group AG
57,000	7.500%, 12/11/2049[f,h]	59,348
	CyrusOne, LP
64,810	6.375%, 11/15/2022	67,078
	DDR Corporation
20,000	9.625%, 3/15/2016	21,100
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[f]	128,253
	Deutsche Bank AG
37,000	1.350%, 5/30/2017	36,752
	Discover Bank
10,000	8.700%, 11/18/2019	12,163
	Discover Financial Services
20,000	6.450%, 6/12/2017	21,722
	Duke Realty, LP
46,000	8.250%, 8/15/2019	55,761
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	50,883
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,248
30,000	7.500%, 2/15/2019	35,238
25,000	1.437%, 4/23/2020[d]	25,244
30,000	1.884%, 11/29/2023[d]	30,491
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	50,284
	HCP, Inc.
25,000	3.750%, 2/1/2019	26,005
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	27,661
	HSBC Holdings plc
23,000	6.375%, 3/29/2049[h]	23,115
	Hutchison Whampoa International 14, Ltd.
46,000	1.625%, 10/31/2017[f]	45,862
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	113,575
	ING Bank NV
57,000	5.800%, 9/25/2023[f]	62,239
	ING Capital Funding Trust III
25,000	3.882%, 12/29/2049[d,h]	24,812
	International Lease Finance Corporation
26,000	2.236%, 6/15/2016[d]	25,968
85,000	5.875%, 4/1/2019	90,627
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,323
32,000	3.875%, 1/15/2019	32,923
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	22,912
15,000	2.250%, 1/23/2020	14,740
49,000	7.900%, 4/29/2049[h]	51,830
125,000	6.750%, 8/29/2049[h]	133,554
	KeyCorp
30,000	2.300%, 12/13/2018	30,265
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[f]	10,913
	Lloyds Bank plc
25,000	0.806%, 3/16/2018[d]	24,993
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,158
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[f]	24,919
	Morgan Stanley
40,000	6.625%, 4/1/2018	44,882
25,000	1.417%, 1/27/2020[d]	25,344
26,000	4.875%, 11/1/2022	27,656
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	113,300
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	63,026
	National City Corporation
20,000	6.875%, 5/15/2019	23,195
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,194
	Quicken Loans, Inc.
115,000	5.750%, 5/1/2025[f]	110,113
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,235
	Regions Bank
17,000	7.500%, 5/15/2018	19,513
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	42,631
	RHP Hotel Properties, LP
105,000	5.000%, 4/15/2021	105,000
	Royal Bank of Scotland Group plc
22,000	1.222%, 3/31/2017[d]	22,015
57,000	7.640%, 3/29/2049[h]	60,904
57,000	7.648%, 8/29/2049[h]	70,965
	Societe Generale SA
30,000	5.750%, 4/20/2016[f]	30,942
	State Bank of India
65,000	3.622%, 4/17/2019[f]	66,417

The accompanying Notes to Financial Statements are an integral part of this schedule.

112

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Financials (4.3%) - continued
	Sumitomo Mitsui Banking Corporation
$ 60,000	1.300%, 1/10/2017	$60,050
25,000	0.856%, 1/16/2018[d]	24,999
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[f,h]	30,840
	Synchrony Financial
56,000	1.875%, 8/15/2017	55,977
15,000	1.509%, 2/3/2020[d]	15,066
	USB Realty Corporation
10,000	1.422%, 12/29/2049[d,f,h]	9,137
	Ventas Realty, LP
22,000	1.250%, 4/17/2017	21,946
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,786
	Wells Fargo & Company
25,000	0.958%, 1/30/2020[d]	24,877

	Total	3,740,211

Foreign Government (9.0%)
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[f]	54,250
	Brazil Government International Bond
140,000	4.875%, 1/22/2021	146,300
440,000	2.625%, 1/5/2023	390,500
375,000	5.000%, 1/27/2045	324,375
	Colombia Government International Bond
45,000	2.625%, 3/15/2023	41,220
180,000	4.000%, 2/26/2024	179,100
100,000	5.000%, 6/15/2045	92,500
	Costa Rica Government International Bond
350,000	7.158%, 3/12/2045[f]	341,250
	Croatia Government International Bond
255,000	6.625%, 7/14/2020[f]	278,865
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	24,758
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	82,584
286,000	5.750%, 11/22/2023	316,745
360,000	5.375%, 3/25/2024	390,150
	Indonesia Government International Bond
225,000	3.375%, 4/15/2023[f]	212,063
210,000	4.125%, 1/15/2025[f]	206,063
375,000	5.125%, 1/15/2045[f]	357,656
	Mexico Government International Bond
180,000	3.625%, 3/15/2022	182,160
210,000	4.000%, 10/2/2023	215,775
200,000	3.600%, 1/30/2025	197,200
180,000	4.750%, 3/8/2044	171,000
270,000	4.600%, 1/23/2046	249,750
	Panama Government International Bond
146,000	4.000%, 9/22/2024	146,730
	Peru Government International Bond
144,000	5.625%, 11/18/2050	160,560
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	180,313
	Romania Government International Bond
148,000	4.375%, 8/22/2023[f]	151,685
	Russian Government International Bond
600,000	5.000%, 4/29/2020[f]	615,780
360,000	4.875%, 9/16/2023[f]	356,040
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[f]	72,800
	South Africa Government International Bond
200,000	5.500%, 3/9/2020	217,600
145,000	5.875%, 5/30/2022	160,624
75,000	5.375%, 7/24/2044	74,795
	Turkey Government International Bond
400,000	7.000%, 6/5/2020	456,586
295,000	5.125%, 3/25/2022	309,012
288,000	4.250%, 4/14/2026	274,510
144,000	4.875%, 4/16/2043	131,034
	Venezuela Government International Bond
460,000	7.650%, 4/21/2025	167,900

	Total	7,930,233

Mortgage-Backed Securities (14.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
550,000	3.000%, 7/1/2030[c]	569,387
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
40,266	5.500%, 9/1/2024	45,075
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 7/1/2045[c]	793,140
	Federal National Mortgage Association Conventional 15-yr. Pass Through
250,000	3.500%, 8/1/2029[c]	263,172
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
500,000	3.500%, 7/1/2030[c]	527,320
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
302,820	6.000%, 8/1/2024	343,553
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,525,000	3.500%, 7/1/2045[c]	4,663,225
3,100,000	4.000%, 8/1/2045[c]	3,277,124
2,000,000	4.500%, 8/1/2045[c]	2,159,062

	Total	12,641,058

The accompanying Notes to Financial Statements are an integral part of this schedule.

113

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.3%)	Value
Technology (1.4%)
	Alliance Data Systems Corporation
$ 75,000	5.375%, 8/1/2022[f]	$73,875
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	101,500
	Apple, Inc.
30,000	0.577%, 5/6/2020[d]	29,914
	Cisco Systems, Inc.
35,000	0.593%, 6/15/2018[d]	35,061
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[f]	129,513
	EMC Corporation
20,000	2.650%, 6/1/2020	20,205
	Equinix, Inc.
155,000	5.750%, 1/1/2025	153,450
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,917
	First Data Corporation
64,810	7.375%, 6/15/2019[f]	67,370
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[f]	111,300
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	67,726
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,130
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[f]	202,500
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[f]	128,375
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,478
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	42,164

	Total	1,258,478

Transportation (0.6%)
	Air Canada Pass Through Trust
15,000	3.875%, 3/15/2023[f]	14,719
	American Airlines Pass Through Trust
18,317	4.950%, 1/15/2023	19,393
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[f]	102,375
	Continental Airlines, Inc.
51,673	6.250%, 4/11/2020	54,385
	Delta Air Lines, Inc.
36,000	6.750%, 5/23/2017	36,601
24,595	4.950%, 5/23/2019	26,056
21,624	4.750%, 5/7/2020	22,868
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[f]	32,988
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f]	195,750

	Total	505,135

U.S. Government and Agencies (0.9%)
	U.S. Treasury Notes
780,000	1.875%, 6/30/2020	789,018

	Total	789,018

Utilities (1.6%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	98,641
	AES Corporation
64,810	7.375%, 7/1/2021	71,129
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	19,832
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	47,790
	Calpine Corporation
100,000	6.000%, 1/15/2022[f]	105,750
120,000	5.375%, 1/15/2023	117,900
	DTE Energy Company
46,000	2.400%, 12/1/2019	45,996
	Dynegy Finance I, Inc.
140,000	7.375%, 11/1/2022[f]	146,650
	EDP Finance BV
46,000	4.125%, 1/15/2020[f]	46,447
	El Paso Corporation
18,000	7.000%, 6/15/2017	19,575
	Electricite de France SA
57,000	5.625%, 12/29/2049[f,h]	57,969
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	169,575
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	70,000
	Eversource Energy
15,000	1.600%, 1/15/2018	15,060
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,996
15,000	2.950%, 1/15/2020	15,052
	NextEra Energy Capital Holdings, Inc.
30,000	1.586%, 6/1/2017	30,065
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	17,931
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	66,754
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	28,380
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,025
	Sempra Energy
36,000	6.150%, 6/15/2018	40,411
15,000	2.400%, 3/15/2020	14,883
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,726
	Transelec SA
75,000	4.250%, 1/14/2025[f]	75,107
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	30,006

	Total	1,401,650

	Total Long-Term Fixed Income (cost $49,529,863)	49,400,529

The accompanying Notes to Financial Statements are an integral part of this schedule.

114

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Mutual Funds (5.7%)	Value
Equity Mutual Funds (0.4%)
7,200	BlackRock Resources & Commodities Strategy Trust	$65,664
3,200	Guggenheim Multi-Asset Income ETF	67,200
6,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	108,438
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	97,524

	Total	338,826

Fixed Income Mutual Funds (5.3%)
9,425	Doubleline Income Solutions Fund	186,332
10,814	PIMCO Dynamic Credit Income Fund	218,227
24,789	Templeton Global Income Fund	174,267
5,211	First Trust High Income Long/Short Fund	81,500
16,794	Western Asset High Income Opportunity Fund, Inc.	86,489
29,597	MFS Intermediate Income Trust	136,738
11,299	Western Asset Emerging Markets Debt Fund, Inc.	169,033
19,685	Vanguard Short-Term Corporate Bond ETF	1,566,532
14,325	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,574,604
18,070	Nuveen Quality Preferred Income Fund II	153,053
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	159,514
14,800	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	156,584

	Total	4,662,873

	Total Mutual Funds (cost $5,217,794)	5,001,699

	Preferred Stock (1.1%)
Financials (1.0%)
2,850	Affiliated Managers Group, Inc., 5.250%	71,906
855	Agribank FCB, 6.875%[h]	89,989
52	Bank of America Corporation, Convertible, 7.250%[h]	57,824
4,620	Citigroup, Inc., 6.875%[h]	123,169
1,135	Farm Credit Bank of Texas, 6.750%[f,h]	117,437
2,500	Goldman Sachs Group, Inc., 5.500%[h]	61,300
3,275	HSBC USA, Inc., 6.500%[h]	82,890
92	M&T Bank Corporation, 6.375%[h]	93,667
2,300	Morgan Stanley, 7.125%[h]	64,285
1,539	U.S. Bancorp 6.500%[h]	43,431
57	Wells Fargo & Company, Convertible, 7.500%[h]	66,975

	Total	872,873

Materials (<0.1%)
2,280	CHS, Inc., 7.100%[h]	59,713

	Total	59,713

Utilities (0.1%)
865	Southern California Edison Company, 4.130%[h]	87,311

	Total	87,311

	Total Preferred Stock (cost $993,487)	1,019,897

	Common Stock (0.6%)
Financials (0.6%)
24,100	Apollo Investment Corporation	170,628
11,100	Ares Capital Corporation	182,706
9,450	Solar Capital, Ltd.	170,100

	Total	523,434

	Total Common Stock (cost $528,275)	523,434

Shares or Principal Amount	Short-Term Investments (21.3%)[i]
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.060%, 7/6/2015[j]	99,999
100,000	0.070%, 7/13/2015[j]	99,998
	Thrivent Cash Management Trust
18,341,873	0.070%	18,341,873
	U.S. Treasury Bills
200,000	0.000%, 8/20/2015[k]	199,997

	Total Short-Term Investments (at amortized cost)	18,741,867

	Total Investments (cost $102,512,021) 115.7%	$101,654,631

	Other Assets and Liabilities, Net (15.7%)	(13,790,221)

	Total Net Assets 100.0%	$87,864,410

The accompanying Notes to Financial Statements are an integral part of this schedule.

115

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $10,595,144 or 12.1% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At June 30, 2015, $199,997 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At June 30, 2015, $25,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	$87,688
CAM Mortgage, LLC, 7/15/2064	6/24/2015	200,000
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	173,059
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	372,153

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

116

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (14.6%)
6,700	American Public Education, Inc.[a]	$172,324
5,100	Arctic Cat, Inc.	169,371
17,750	Barnes & Noble, Inc.[a]	460,790
7,100	Big 5 Sporting Goods Corporation	100,891
618	Biglari Holdings, Inc.[a]	255,697
8,600	BJ’s Restaurants, Inc.[a]	416,670
4,600	Blue Nile, Inc.[a]	139,794
9,200	Bob Evans Farms, Inc.[b]	469,660
30,900	Boyd Gaming Corporation[a]	461,955
11,000	Buckle, Inc.[b]	503,470
17,175	Caleres, Inc.	545,821
30,450	Callaway Golf Company	272,223
4,250	Capella Education Company	228,098
23,450	Career Education Corporation[a]	77,385
10,000	Cato Corporation	387,600
8,100	Children’s Place, Inc.	529,821
14,575	Christopher & Banks Corporation[a]	58,446
7,300	Coinstar, Inc.	555,603
9,300	Cracker Barrel Old Country Store, Inc.[b]	1,387,188
30,100	Crocs, Inc.[a]	442,771
6,450	DineEquity, Inc.	639,130
11,950	Dorman Products, Inc.[a,b]	569,537
9,400	Drew Industries, Inc.	545,388
20,583	E.W. Scripps Company	470,322
10,200	Ethan Allen Interiors, Inc.	268,668
18,043	Finish Line, Inc.	501,956
16,500	Francesca’s Holdings Corporation[a]	222,255
13,500	Fred’s, Inc.	260,415
7,190	FTD Companies, Inc.[a]	202,686
45,400	Gannett Company, Inc.[a]	635,146
9,450	Genesco, Inc.[a]	623,983
14,000	Gentherm, Inc.[a]	768,740
14,900	G-III Apparel Group, Ltd.[a]	1,048,215
8,350	Group 1 Automotive, Inc.	758,430
16,750	Harte-Hanks, Inc.	99,830
8,000	Haverty Furniture Companies, Inc.	172,960
10,450	Helen of Troy, Ltd.[a]	1,018,771
9,700	Hibbett Sports, Inc.[a,b]	451,826
18,650	Iconix Brand Group, Inc.[a]	465,691
15,400	Interval Leisure Group, Inc.	351,890
11,600	iRobot Corporation[a]	369,808
14,650	Jack in the Box, Inc.	1,291,544
5,800	Kirkland’s, Inc.	161,646
19,950	La-Z-Boy, Inc.	525,483
8,950	Lithia Motors, Inc.	1,012,782
10,600	Lumber Liquidators Holdings, Inc.[a,b]	219,526
9,650	M/I Homes, Inc.[a]	238,066
7,150	Marcus Corporation	137,137
9,950	MarineMax, Inc.[a]	233,925
10,800	Marriott Vacations Worldwide Corporation	990,900
17,800	Men’s Wearhouse, Inc.	1,140,446
14,650	Meritage Homes Corporation[a]	689,869
3,950	Monarch Casino & Resort, Inc.[a]	81,212
12,350	Monro Muffler Brake, Inc.	767,676
6,700	Movado Group, Inc.	181,972
11,350	Nutrisystem, Inc.	282,388
5,700	Oxford Industries, Inc.	498,465
11,450	Papa John’s International, Inc.	865,734
20,950	Pep Boys - Manny, Moe & Jack[a]	257,056
4,700	Perry Ellis International, Inc.[a]	111,719
7,950	PetMed Express, Inc.[b]	137,297
23,650	Pinnacle Entertainment, Inc.[a]	881,672
17,112	Pool Corporation	1,200,920
9,000	Popeyes Louisiana Kitchen, Inc.[a]	539,910
5,500	Red Robin Gourmet Burgers, Inc.[a]	472,010
17,350	Regis Corporation[a]	273,436
24,300	Ruby Tuesday, Inc.[a]	152,361
13,600	Ruth’s Hospitality Group, Inc.	219,232
18,250	Ryland Group, Inc.	846,252
10,500	Scholastic Corporation	463,365
19,400	Scientific Games Corporation[a,b]	301,476
20,450	Select Comfort Corporation[a]	614,932
8,450	Sizmek, Inc.[a]	59,995
12,950	Sonic Automotive, Inc.	308,598
19,252	Sonic Corporation	554,458
12,350	Stage Stores, Inc.	216,496
5,850	Stamps.com, Inc.[a]	430,385
8,100	Standard Motor Products, Inc.	284,472
58,050	Standard Pacific Corporation[a]	517,225
11,150	Stein Mart, Inc.	116,740
21,775	Steven Madden, Ltd.[a]	931,535
4,250	Strayer Education, Inc.[a]	183,175
7,350	Sturm, Ruger & Company, Inc.[b]	422,257
9,050	Superior Industries International, Inc.	165,706
24,550	Texas Roadhouse, Inc.	918,907
17,250	Tuesday Morning Corporation[a]	194,321
5,600	Unifi, Inc.[a]	187,600
6,250	Universal Electronics, Inc.[a]	311,500
8,250	Universal Technical Institute, Inc.	70,950
11,700	Vitamin Shoppe, Inc.[a]	436,059
7,750	VOXX International Corporation[a]	64,170
10,550	Winnebago Industries, Inc.[b]	248,874
40,350	Wolverine World Wide, Inc.	1,149,168
8,400	Zumiez, Inc.[a]	223,692

	Total	41,867,917

Consumer Staples (2.5%)
10,400	Andersons, Inc.	405,600
22,700	B&G Foods, Inc.	647,631
6,000	Calavo Growers, Inc.	311,580
11,700	Cal-Maine Foods, Inc.[b]	610,740
16,250	Central Garden & Pet Company[a]	185,413
64,450	Darling Ingredients, Inc.[a]	944,837
10,280	Diamond Foods, Inc.[a]	322,586
6,700	Inter Parfums, Inc.	227,331
5,800	J & J Snack Foods Corporation	641,886
4,400	Medifast, Inc.[a]	142,208
7,800	Sanderson Farms, Inc.[b]	586,248
2,650	Seneca Foods Corporation[a]	73,591
20,350	Snyder’s-Lance, Inc.	656,694
14,700	SpartanNash Company	478,338
8,850	Universal Corporation[b]	507,282
5,420	WD-40 Company	472,407

	Total	7,214,372

Energy (3.1%)
14,400	Approach Resources, Inc.[a,b]	98,640
13,450	Basic Energy Services, Inc.[a]	101,547
19,250	Bill Barrett Corporation[a]	165,357
15,000	Bonanza Creek Energy, Inc.[a]	273,750
13,600	Bristow Group, Inc.	724,880
7,790	CARBO Ceramics, Inc.[b]	324,298
18,400	Carrizo Oil & Gas, Inc.[a]	906,016
24,200	Cloud Peak Energy, Inc.[a,b]	112,772
17,250	Comstock Resources, Inc.[b]	57,442
6,150	Contango Oil & Gas Company[a]	75,461
7,650	Era Group, Inc.[a]	156,672
26,950	Exterran Holdings, Inc.	879,917
5,100	Geospace Technologies Corporation[a]	117,555

The accompanying Notes to Financial Statements are an integral part of this schedule.

117

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.4%)	Value
Energy (3.1%) - continued
13,450	Green Plains, Inc.	$370,548
5,250	Gulf Island Fabrication, Inc.	58,642
9,950	Gulfmark Offshore, Inc.[b]	115,420
12,400	Hornbeck Offshore Services, Inc.[a,b]	254,572
50,050	ION Geophysical Corporation[a]	53,553
10,500	Matrix Service Company[a]	191,940
32,850	Newpark Resources, Inc.[a]	267,071
22,550	Northern Oil and Gas, Inc.[a,b]	152,664
15,500	PDC Energy, Inc.[a]	831,420
28,000	Penn Virginia Corporation[a,b]	122,640
22,800	PetroQuest Energy, Inc.[a]	45,144
24,900	Pioneer Energy Services Corporation[a]	157,866
19,450	Rex Energy Corporation[a,b]	108,726
6,750	SEACOR Holdings, Inc.[a]	478,845
22,200	Stone Energy Corporation[a]	279,498
17,300	Swift Energy Company[a,b]	35,119
35,300	Synergy Resources Corporation[a]	403,479
13,800	Tesco Corporation	150,420
31,000	TETRA Technologies, Inc.[a]	197,780
20,850	U.S. Silica Holdings, Inc.[b]	612,156

	Total	8,881,810

Financials (22.4%)
26,828	Acadia Realty Trust	780,963
6,900	Agree Realty Corporation	201,273
14,450	American Assets Trust, Inc.	566,585
30,000	American Equity Investment Life Holding Company	809,400
7,400	AMERISAFE, Inc.	348,244
22,500	Associated Estates Realty Corporation	644,175
34,600	Astoria Financial Corporation	477,134
16,950	Bank Mutual Corporation	130,007
7,590	Banner Corporation	363,789
30,950	BBCN Bancorp, Inc.	457,750
5,250	Bofi Holding, Inc.[a]	554,978
32,350	Boston Private Financial Holdings, Inc.	433,813
27,400	Brookline Bancorp, Inc.	309,346
6,650	Calamos Asset Management, Inc.	81,462
37,450	Capstead Mortgage Corporation[b]	415,695
12,500	Cardinal Financial Corporation	272,375
10,972	CareTrust REIT, Inc.	139,015
10,800	Cash America International, Inc.[b]	282,852
28,950	Cedar Realty Trust, Inc.	185,280
10,350	Central Pacific Financial Corporation	245,813
23,250	Chesapeake Lodging Trust	708,660
5,950	City Holding Company[b]	293,038
20,900	Columbia Banking System, Inc.	680,086
15,900	Community Bank System, Inc.[b]	600,543
10,350	CoreSite Realty Corporation	470,304
80,300	Cousins Properties, Inc.	833,514
37,650	CVB Financial Corporation	663,016
78,317	DiamondRock Hospitality Company	1,003,241
11,825	Dime Community Bancshares, Inc.	200,315
12,600	EastGroup Properties, Inc.	708,498
18,833	Education Realty Trust, Inc.	590,603
7,000	eHealth, Inc.[a]	88,830
12,400	Employers Holdings, Inc.	282,472
9,350	Encore Capital Group, Inc.[a,b]	399,619
10,307	Enova International, Inc.[a]	192,535
22,250	EPR Properties	1,218,855
14,300	Evercore Partners, Inc.	771,628
19,100	EZCORP, Inc.[a]	141,913
67,750	F.N.B. Corporation	970,180
20,200	Financial Engines, Inc.[b]	858,096
40,773	First BanCorporation[a]	196,526
11,100	First Cash Financial Services, Inc.[a]	506,049
34,600	First Commonwealth Financial Corporation	331,814
24,000	First Financial Bancorp	430,560
25,050	First Financial Bankshares, Inc.[b]	867,732
30,412	First Midwest Bancorp, Inc.	576,916
13,200	Forestar Group, Inc.[a]	173,712
34,800	Franklin Street Properties Corporation	393,588
29,046	Geo Group, Inc.	992,211
10,150	Getty Realty Corporation	166,054
29,300	Glacier Bancorp, Inc.	862,006
27,500	Government Properties Income Trust	510,125
15,750	Green Dot Corporation[a]	301,140
10,650	Greenhill & Company, Inc.	440,164
12,462	Hanmi Financial Corporation	309,556
3,450	HCI Group, Inc.[b]	152,525
39,100	Healthcare Realty Trust, Inc.	909,466
12,800	HFF, Inc.	534,144
22,940	Home BancShares, Inc.	838,686
16,100	Horace Mann Educators Corporation	585,718
10,250	Independent Bank Corporation[b]	480,623
4,500	Infinity Property & Casualty Corporation	341,280
34,500	Inland Real Estate Corporation	324,990
22,800	Interactive Brokers Group, Inc.	947,568
13,350	Investment Technology Group, Inc.	331,080
32,625	Kite Realty Group Trust	798,334
14,150	LegacyTexas Financial Group, Inc.	427,330
82,809	Lexington Realty Trust	702,220
13,850	LTC Properties, Inc.	576,160
14,600	MarketAxess Holdings, Inc.	1,354,442
25,069	MB Financial, Inc.	863,376
18,224	Meadowbrook Insurance Group, Inc.	156,726
81,550	Medical Properties Trust, Inc.	1,069,121
14,450	Montpelier Re Holdings, Inc.	570,775
54,550	National Penn Bancshares, Inc.	615,324
4,250	Navigators Group, Inc.[a]	329,630
17,200	NBT Bancorp, Inc.	450,124
36,800	Northwest Bancshares, Inc.	471,776
17,350	OFG Bancorp	185,125
41,550	Old National Bancorp	600,813
14,600	Oritani Financial Corporation	234,330
32,950	Parkway Properties, Inc.	574,648
26,900	Pennsylvania Real Estate Investment Trust	574,046
12,950	Pinnacle Financial Partners, Inc.	704,091
6,250	Piper Jaffray Companies[a]	272,750
21,350	Post Properties, Inc.	1,160,799
18,950	PRA Group, Inc.[a,b]	1,180,775
27,600	PrivateBancorp, Inc.	1,099,032
21,550	ProAssurance Corporation	995,825
21,050	Provident Financial Services, Inc.	399,740
7,550	PS Business Parks, Inc.	544,732
36,650	Retail Opportunity Investments Corporation	572,473
14,500	RLI Corporation	745,155
11,110	S & T Bancorp, Inc.	328,745
26,200	Sabra Healthcare REIT, Inc.	674,388
4,900	Safety Insurance Group, Inc.	282,779
4,400	Saul Centers, Inc.	216,436
22,150	Selective Insurance Group, Inc.	621,307
6,060	Simmons First National Corporation	282,881
9,110	Southside Bancshares, Inc.[b]	266,285
13,950	Sovran Self Storage, Inc.	1,212,394

The accompanying Notes to Financial Statements are an integral part of this schedule.

118

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.4%)	Value
Financials (22.4%) - continued
35,449	Sterling Bancorp[b]	$521,100
8,550	Stewart Information Services Corporation	340,290
33,790	Summit Hotel Properties, Inc.	439,608
71,050	Susquehanna Bancshares, Inc.	1,003,226
22,630	Talmer Bancorp, Inc.	379,053
17,850	Texas Capital Bancshares, Inc.[a]	1,110,984
4,690	Tompkins Financial Corporation	251,947
37,082	TrustCo Bank Corporation	260,686
15,850	UMB Financial Corporation	903,767
24,850	United Bankshares, Inc.[b]	999,715
17,575	United Community Banks, Inc.	366,790
8,250	United Fire Group, Inc.	270,270
6,500	United Insurance Holdings Corporation	101,010
5,250	Universal Health Realty Income Trust	243,915
11,850	Universal Insurance Holdings, Inc.	286,770
10,950	Urstadt Biddle Properties, Inc.	204,546
2,750	Virtus Investment Partners, Inc.	363,688
10,400	Walker & Dunlop, Inc.[a]	278,096
10,000	Westamerica Bancorporation[b]	506,500
27,450	Wilshire Bancorp, Inc.	346,694
18,450	Wintrust Financial Corporation	984,861
3,362	World Acceptance Corporation[a,b]	206,797

	Total	64,365,328

Health Care (12.9%)
8,250	Abaxis, Inc.[b]	424,710
14,650	ABIOMED, Inc.[a]	962,945
10,650	Aceto Corporation	262,310
16,650	Acorda Therapeutics, Inc.[a]	554,945
30,200	Affymetrix, Inc.[a,b]	329,784
13,950	Air Methods Corporation[a]	576,693
9,400	Albany Molecular Research, Inc.[a,b]	190,068
3,050	Almost Family, Inc.[a]	121,726
13,133	Amedisys, Inc.[a]	521,774
18,500	AMN Healthcare Services, Inc.[a]	584,415
18,800	AmSurg Corporation[a]	1,315,060
4,800	Analogic Corporation	378,720
10,050	AngioDynamics, Inc.[a]	164,820
3,200	ANI Pharmaceuticals, Inc.[a]	198,560
5,750	Anika Therapeutics, Inc.[a]	189,923
9,600	Bio-Reference Laboratories, Inc.[a]	396,000
12,200	Cambrex Corporation[a]	536,068
13,775	Cantel Medical Corporation	739,304
6,650	Chemed Corporation[b]	871,815
4,100	Computer Programs and Systems, Inc.[b]	219,022
10,750	CONMED Corporation	626,402
3,350	CorVel Corporation[a]	107,267
11,700	Cross Country Healthcare, Inc.[a]	148,356
9,900	CryoLife, Inc.	111,672
10,150	Cyberonics, Inc.[a]	603,519
8,650	Cynosure, Inc.[a]	333,717
23,350	Depomed, Inc.[a]	501,091
11,600	Emergent Biosolutions, Inc.[a]	382,220
8,850	Ensign Group, Inc.	451,881
13,700	ExamWorks Group, Inc.[a]	535,670
9,950	Greatbatch, Inc.[a]	536,504
20,100	Haemonetics Corporation[a]	831,336
13,800	Hanger, Inc.[a]	323,472
13,000	HealthEquity, Inc.[a]	416,650
9,300	HealthStream, Inc.[a]	282,906
13,950	Healthways, Inc.[a]	167,121
5,400	ICU Medical, Inc.[a]	516,564
26,050	Impax Laboratories, Inc.[a]	1,196,216
9,850	Integra LifeSciences Holdings Corporation[a]	663,594
11,450	Invacare Corporation	247,663
6,750	IPC Healthcare, Inc.[a]	373,883
32,529	Kindred Healthcare, Inc.	660,013
3,700	Landauer, Inc.	131,868
10,400	Lannett Company, Inc.[a,b]	618,176
4,750	LHC Group, Inc.[a]	181,688
6,950	Ligand Pharmaceuticals, Inc.[a,b]	701,255
14,950	Luminex Corporation[a]	258,037
10,650	Magellan Health Services, Inc.[a]	746,245
18,650	Masimo Corporation[a]	722,501
23,550	MedAssets, Inc.[a]	519,513
25,700	Medicines Company[a]	735,277
21,500	Medidata Solutions, Inc.[a]	1,167,880
16,200	Meridian Bioscience, Inc.	301,968
17,075	Merit Medical Systems, Inc.[a]	367,795
37,200	MiMedx Group, Inc.[a]	430,404
23,130	Momenta Pharmaceuticals, Inc.[a]	527,595
12,800	Natus Medical, Inc.[a]	544,768
50,000	Nektar Therapeutics[a]	625,500
14,475	Neogen Corporation[a]	686,694
18,800	NuVasive, Inc.[a]	890,744
14,150	Omnicell, Inc.[a]	533,597
21,450	PAREXEL International Corporation[a]	1,379,449
11,800	PharMerica Corporation[a]	392,940
20,450	Prestige Brands Holdings, Inc.[a]	945,608
4,650	Providence Service Corporation[a]	205,902
17,150	Quality Systems, Inc.[b]	284,175
12,000	Repligen Corporation[a]	495,240
8,950	Sagent Pharmaceuticals, Inc.[a]	217,575
37,900	Select Medical Holdings Corporation	613,980
22,900	Spectrum Pharmaceuticals, Inc.[a,b]	156,636
11,100	Supernus Pharmaceuticals, Inc.[a]	188,478
5,000	SurModics, Inc.[a]	117,100
6,100	Vascular Solutions, Inc.[a]	211,792
28,000	West Pharmaceutical Services, Inc.	1,626,240

	Total	37,082,999

Industrials (15.7%)
16,262	AAON, Inc.	366,220
13,250	AAR Corporation	422,277
20,450	ABM Industries, Inc.	672,191
23,250	Actuant Corporation	536,843
14,550	Aegion Corporation[a]	275,577
24,500	Aerojet Rocketdyne Holdings, Inc.[a]	504,945
7,850	Aerovironment, Inc.[a]	204,728
11,150	Albany International Corporation	443,770
5,250	Allegiant Travel Company	933,870
2,800	American Science & Engineering, Inc.	122,668
4,950	American Woodmark Corporation[a]	271,508
11,300	Apogee Enterprises, Inc.	594,832
15,700	Applied Industrial Technologies, Inc.	622,505
9,500	ArcBest Corporation	302,100
7,300	Astec Industries, Inc.	305,286
9,750	Atlas Air Worldwide Holdings, Inc.[a]	535,860
10,000	AZZ, Inc.	518,000
19,200	Barnes Group, Inc.	748,608
18,700	Brady Corporation	462,638
17,450	Briggs & Stratton Corporation	336,087
18,950	Brink’s Company	557,699
5,650	CDI Corporation	73,450
10,650	Celadon Group, Inc.	220,242
6,700	CIRCOR International, Inc.	365,351
14,600	Comfort Systems USA, Inc.	335,070

The accompanying Notes to Financial Statements are an integral part of this schedule.

119

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.4%)	Value
Industrials (15.7%) - continued
8,500	Cubic Corporation	$404,430
18,600	Curtiss-Wright Corporation	1,347,384
5,000	DXP Enterprises, Inc.[a]	232,500
13,250	Dycom Industries, Inc.[a]	779,762
9,300	Echo Global Logistics, Inc.[a]	303,738
24,450	EMCOR Group, Inc.	1,167,977
7,350	Encore Wire Corporation	325,532
17,250	EnerSys	1,212,502
6,802	Engility Holdings, Inc.	171,138
8,950	EnPro Industries, Inc.	512,119
10,200	ESCO Technologies, Inc.	381,582
15,050	Essendant, Inc.	590,713
10,100	Exponent, Inc.	452,278
24,400	Federal Signal Corporation	363,804
12,050	Forward Air Corporation	629,733
15,450	Franklin Electric Company, Inc.	499,499
7,850	G & K Services, Inc.	542,749
19,000	General Cable Corporation	374,870
11,300	Gibraltar Industries, Inc.[a]	230,181
16,030	Griffon Corporation[b]	255,198
30,600	Harsco Corporation	504,900
21,400	Hawaiian Holdings, Inc.[a]	508,250
27,937	Healthcare Services Group, Inc.	923,318
21,548	Heartland Express, Inc.	435,916
6,450	Heidrick & Struggles International, Inc.	168,216
24,700	Hillenbrand, Inc.	758,290
13,400	Hub Group, Inc.[a]	540,556
8,800	Insperity, Inc.	447,920
25,750	Interface, Inc.	645,037
11,500	John Bean Technologies Corporation	432,285
10,550	Kaman Corporation	442,467
11,600	Kelly Services, Inc.	178,060
24,050	Knight Transportation, Inc.	643,097
19,650	Korn/Ferry International	683,230
4,650	Lindsay Corporation[b]	408,781
6,700	Lydall, Inc.[a]	198,052
16,950	Matson, Inc.	712,578
11,600	Matthews International Corporation	616,424
18,000	Mobile Mini, Inc.	756,720
15,150	Moog, Inc.[a]	1,070,802
22,200	Mueller Industries, Inc.	770,784
8,100	MYR Group, Inc.[a]	250,776
1,900	National Presto Industries, Inc.[b]	152,608
18,850	Navigant Consulting, Inc.[a]	280,299
18,200	On Assignment, Inc.[a]	714,896
10,750	Orion Marine Group, Inc.[a]	77,615
18,650	PGT, Inc.[a]	270,612
3,550	Powell Industries, Inc.	124,854
13,275	Quanex Building Products Corporation	284,483
19,700	Republic Airways Holdings, Inc.[a]	180,846
14,700	Resources Connection, Inc.	236,523
10,800	Roadrunner Transportation Systems, Inc.[a]	278,640
9,700	Saia, Inc.[a]	381,113
16,350	Simpson Manufacturing Company, Inc.	555,900
20,150	SkyWest, Inc.	303,056
4,950	Standex International Corporation	395,653
20,800	TASER International, Inc.[a,b]	692,848
7,200	Tennant Company	470,448
23,656	Tetra Tech, Inc.	606,540
21,000	Titan International, Inc.[b]	225,540
21,500	Toro Company	1,457,270
16,200	TrueBlue, Inc.[a]	484,380
8,450	U.S. Ecology, Inc.[b]	411,684
6,150	UniFirst Corporation	687,878
7,800	Universal Forest Products, Inc.	405,834
35,950	UTI Worldwide, Inc.[a,b]	359,141
3,150	Veritiv Corporation[a]	114,849
7,800	Viad Corporation	211,458
6,450	Vicor Corporation[a]	78,625
12,900	WageWorks, Inc.[a]	521,805
11,000	Watts Water Technologies, Inc.	570,350

	Total	45,142,221

Information Technology (15.2%)
20,750	ADTRAN, Inc.	337,187
15,000	Advanced Energy Industries, Inc.[a]	412,350
5,750	Agilysys, Inc.[a]	52,785
10,600	Anixter International, Inc.[a]	690,590
5,600	Badger Meter, Inc.	355,544
4,150	Bel Fuse, Inc.	85,158
20,500	Benchmark Electronics, Inc.[a]	446,490
5,950	Black Box Corporation	119,000
18,300	Blackbaud, Inc.	1,042,185
16,000	Blucora, Inc.[a]	258,400
14,750	Bottomline Technologies, de Inc.[a]	410,198
26,307	Brooks Automation, Inc.	301,215
9,650	Cabot Microelectronics Corporation[a]	454,611
9,400	CACI International, Inc.[a]	760,366
14,050	CalAmp Corporation[a,b]	256,553
17,450	Cardtronics, Inc.[a]	646,523
7,950	CEVA, Inc.[a]	154,469
16,450	Checkpoint Systems, Inc.	167,461
27,650	Ciber, Inc.[a]	95,392
24,700	Cirrus Logic, Inc.[a]	840,541
9,350	Coherent, Inc.[a]	593,538
10,050	Cohu, Inc.	132,961
13,150	comScore, Inc.[a]	700,369
6,350	Comtech Telecommunications Corporation	184,468
12,800	CSG Systems International, Inc.	405,248
13,000	CTS Corporation	250,510
15,250	Daktronics, Inc.	180,865
17,550	Dealertrack Technologies, Inc.[a]	1,101,965
14,900	DHI Group, Inc.[a]	132,461
9,700	Digi International, Inc.[a]	92,635
14,350	Diodes, Inc.[a]	345,979
8,650	DSP Group, Inc.[a]	89,354
6,850	DTS, Inc.[a]	208,857
10,950	Ebix, Inc.[b]	357,080
10,450	Electro Scientific Industries, Inc.	55,071
18,250	Electronics for Imaging, Inc.[a]	794,057
12,500	EPIQ Systems, Inc.	211,000
18,700	Exar Corporation[a]	182,886
12,400	ExlService Holdings, Inc.[a]	428,792
11,550	Fabrinet[a]	216,332
6,750	FARO Technologies, Inc.[a]	315,225
4,200	Forrester Research, Inc.	151,284
34,600	Harmonic, Inc.[a]	236,318
14,200	Heartland Payment Systems, Inc.	767,510
13,850	IGATE Corporation[a]	660,507
20,200	II-VI, Inc.[a]	383,396
15,175	Insight Enterprises, Inc.[a]	453,884
6,750	Interactive Intelligence Group[a,b]	300,172
15,000	Itron, Inc.[a]	516,600
23,150	Ixia[a]	287,986
17,900	j2 Global, Inc.	1,216,126
23,800	Kopin Corporation[a]	82,110
29,950	Kulicke and Soffa Industries, Inc.[a]	350,714

The accompanying Notes to Financial Statements are an integral part of this schedule.

120

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.4%)	Value
Information Technology (15.2%) - continued
9,550	Liquidity Services, Inc.[a]	$91,967
8,800	Littelfuse, Inc.	835,032
20,300	LivePerson, Inc.[a]	199,143
9,550	LogMeIn, Inc.[a]	615,880
9,250	ManTech International Corporation	268,250
12,650	Mercury Systems, Inc.[a]	185,196
14,950	Methode Electronics, Inc.	410,377
17,500	Micrel, Inc.	243,250
37,150	Microsemi Corporation[a]	1,298,392
3,600	MicroStrategy, Inc.[a]	612,288
20,850	MKS Instruments, Inc.	791,049
14,300	Monolithic Power Systems, Inc.	725,153
15,550	Monotype Imaging Holdings, Inc.	374,911
35,500	Monster Worldwide, Inc.[a]	232,170
5,900	MTS Systems Corporation	406,805
9,400	Nanometrics, Inc.[a]	151,528
13,600	NETGEAR, Inc.[a]	408,272
14,550	NetScout Systems, Inc.[a]	533,549
15,450	Newport Corporation[a]	292,932
23,800	NIC, Inc.	435,064
7,250	OSI Systems, Inc.[a]	513,228
8,000	Park Electrochemical Corporation	153,280
13,750	Perficient, Inc.[a]	264,550
7,950	Pericom Semiconductor Corporation	104,542
13,150	Plexus Corporation[a]	577,022
11,500	Power Integrations, Inc.	519,570
19,750	Progress Software Corporation[a]	543,125
34,050	QLogic Corporation[a]	483,169
13,500	QuinStreet, Inc.[a]	87,075
10,900	Rofin-Sinar Technologies, Inc.[a]	300,840
7,200	Rogers Corporation[a]	476,208
12,550	Rudolph Technologies, Inc.[a]	150,725
32,350	Sanmina Corporation[a]	652,176
11,150	ScanSource, Inc.[a]	424,369
26,700	Semtech Corporation[a]	529,995
14,000	Super Micro Computer, Inc.[a]	414,120
15,250	Sykes Enterprises, Inc.[a]	369,812
14,300	Synaptics, Inc.[a]	1,240,311
14,300	Synchronoss Technologies, Inc.[a]	653,939
10,900	SYNNEX Corporation	797,771
32,900	Take-Two Interactive Software, Inc.[a]	907,053
14,400	Tangoe, Inc.[a]	181,152
6,800	TeleTech Holdings, Inc.	184,144
18,300	Tessera Technologies, Inc.	695,034
24,600	TTM Technologies, Inc.[a]	245,754
10,700	Ultratech, Inc.[a]	198,592
11,450	VASCO Data Security International, Inc.[a,b]	345,676
15,800	Veeco Instruments, Inc.[a]	454,092
17,050	ViaSat, Inc.[a]	1,027,433
10,500	Virtusa Corporation[a]	539,700
9,350	XO Group, Inc.[a]	152,872

	Total	43,571,815

Materials (5.0%)
11,500	A. Schulman, Inc.	502,780
6,800	A.M. Castle & Company[a,b]	41,956
68,950	AK Steel Holding Corporation[a]	266,836
9,850	American Vanguard Corporation	135,930
12,100	Balchem Corporation	674,212
15,450	Boise Cascade Company[a]	566,706
20,600	Calgon Carbon Corporation	399,228
19,700	Century Aluminum Company[a]	205,471
7,450	Clearwater Paper Corporation[a]	426,885
4,350	Deltic Timber Corporation	294,234
19,250	Flotek Industries, Inc.[a]	241,203
8,700	FutureFuel Corporation	111,969
25,050	Globe Specialty Metals, Inc.	443,385
19,650	H.B. Fuller Company	798,183
3,650	Hawkins, Inc.	147,424
4,900	Haynes International, Inc.	241,668
28,800	Headwaters, Inc.[a]	524,736
8,200	Innophos Holdings, Inc.	431,648
22,050	Intrepid Potash, Inc.[a]	263,277
6,800	Kaiser Aluminum Corporation	564,944
33,000	KapStone Paper and Packaging Corporation	762,960
7,950	Koppers Holdings, Inc.	196,524
12,300	Kraton Performance Polymers, Inc.[a]	293,724
7,600	LSB Industries, Inc.[a]	310,384
7,850	Materion Corporation	276,712
9,613	Myers Industries, Inc.	182,647
6,550	Neenah Paper, Inc.	386,188
3,600	Olympic Steel, Inc.	62,784
11,800	OM Group, Inc.	396,480
16,800	PH Glatfelter Company	369,432
5,200	Quaker Chemical Corporation	461,968
16,650	Rayonier Advanced Materials, Inc.	270,729
12,050	RTI International Metals, Inc.[a]	379,816
11,950	Schweitzer-Mauduit International, Inc.	476,566
7,450	Stepan Company	403,120
47,050	Stillwater Mining Company[a]	545,309
25,377	SunCoke Energy, Inc.	329,901
15,300	TopBuild Corporation[a]	443,700
10,050	Tredegar Corporation	222,205
19,550	Wausau Paper Corporation	179,469

	Total	14,233,293

Telecommunications Services (0.7%)
34,500	8x8, Inc.[a]	309,120
3,950	Atlantic Tele-Network, Inc.	272,866
81,850	Cincinnati Bell, Inc.[a]	312,667
18,350	Consolidated Communications Holdings, Inc.	385,534
11,800	General Communication, Inc.[a]	200,718
31,000	Iridium Communications, Inc.[a,b]	281,790
8,000	Lumos Networks Corporation	118,320
8,450	USA Mobility, Inc.	142,298

	Total	2,023,313

Utilities (3.3%)
17,483	ALLETE, Inc.	811,036
14,850	American States Water Company	555,241
22,450	Avista Corporation	688,093
15,850	El Paso Electric Company	549,361
16,850	Laclede Group, Inc.	877,211
33,400	New Jersey Resources Corporation	920,170
10,700	Northwest Natural Gas Company	451,326
18,400	NorthWestern Corporation	897,000
30,750	Piedmont Natural Gas Company, Inc.[b]	1,085,782
26,600	South Jersey Industries, Inc.	657,818
18,250	Southwest Gas Corporation	971,083
22,216	UIL Holdings Corporation	1,017,937

	Total	9,482,058

	Total Common Stock (cost $182,705,718)	273,865,126

The accompanying Notes to Financial Statements are an integral part of this schedule.

121

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (8.3%)	Value
23,935,556	Thrivent Cash Management Trust	$23,935,556

	Total Collateral Held for Securities Loaned (cost $23,935,556)	23,935,556

Shares or Principal Amount	Short-Term Investments (4.6%)[c]
	Federal Home Loan Bank Discount Notes
1,000,000	0.065%, 8/14/2015[d]	999,921
	Thrivent Cash Management Trust
12,172,331	0.070%	12,172,331

	Total Short-Term Investments (at amortized cost)	13,172,252

	Total Investments (cost $219,813,526) 108.3%	$310,972,934

	Other Assets and Liabilities, Net (8.3%)	(23,892,297)

	Total Net Assets 100.0%	$287,080,637

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $999,921 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

122

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.3%)	Value
Consumer Discretionary (13.7%)
6,600	Aaron’s, Inc.	$238,986
7,100	Abercrombie & Fitch Company[a]	152,721
7,400	Advance Auto Parts, Inc.	1,178,746
6,100	AMC Networks, Inc.[b]	499,285
17,930	American Eagle Outfitters, Inc.[a]	308,755
4,600	ANN, Inc.[b]	222,134
9,800	Apollo Group, Inc.[b]	126,224
13,400	Ascena Retail Group, Inc.[b]	223,177
5,500	Big Lots, Inc.	247,445
6,305	Brinker International, Inc.	363,483
9,450	Brunswick Corporation	480,627
1,890	Buffalo Wild Wings, Inc.[b]	296,144
4,800	Cabela’s, Inc.[a,b]	239,904
5,350	Carter’s, Inc.	568,705
4,600	Cheesecake Factory, Inc.	250,861
14,600	Chico’s FAS, Inc.	242,798
10,650	Cinemark Holdings, Inc.	427,811
7,850	CST Brands, Inc.	306,621
16,700	Dana Holding Corporation	343,686
3,400	Deckers Outdoor Corporation[b]	244,698
5,850	DeVry Education Group, Inc.	175,383
9,950	Dick’s Sporting Goods, Inc.	515,112
5,700	Domino’s Pizza, Inc.	646,380
7,450	DreamWorks Animation SKG, Inc.[a,b]	196,531
9,800	Dunkin’ Brands Group, Inc.	539,000
14,250	Foot Locker, Inc.	954,892
30,040	Gentex Corporation	493,257
400	Graham Holdings Company	430,020
6,500	Guess ?, Inc.	124,605
3,250	HSN, Inc.	228,118
2,770	International Speedway Corporation	101,576
31,000	J.C. Penney Company, Inc.[a,b]	262,570
18,300	Jarden Corporation[b]	947,025
4,650	John Wiley and Sons, Inc.	252,821
13,000	Kate Spade & Company[b]	280,020
9,300	KB Home[a]	154,380
14,900	Live Nation Entertainment, Inc.[b]	409,601
31,050	LKQ Corporation[b]	939,107
4,000	M.D.C. Holdings, Inc.	119,880
3,750	Meredith Corporation	195,562
4,300	Murphy USA, Inc.[b]	240,026
13,400	New York Times Company	182,910
300	NVR, Inc.[b]	402,000
50,250	Office Depot, Inc.[b]	435,165
2,500	Panera Bread Company[b]	436,925
6,250	Polaris Industries, Inc.	925,687
5,400	Rent-A-Center, Inc.	153,090
20,700	Service Corporation International	609,201
8,150	Signet Jewelers, Ltd.	1,045,156
4,200	Skechers USA, Inc.[b]	461,118
6,220	Sotheby’s Holdings, Inc.	281,393
6,200	Tempur-Pedic International, Inc.[b]	408,580
4,700	Thor Industries, Inc.	264,516
11,100	Time, Inc.	255,411
16,350	Toll Brothers, Inc.[b]	624,406
5,000	Tupperware Brands Corporation	322,700
6,500	Vista Outdoor, Inc.[b]	291,850
27,764	Wendy’s Company	313,178
8,730	Williams-Sonoma, Inc.	718,217

	Total	23,300,180

Consumer Staples (4.0%)
44,540	Avon Products, Inc.[a]	278,820
900	Boston Beer Company, Inc.[b]	208,791
3,900	Casey’s General Stores, Inc.	373,386
13,370	Church & Dwight Company, Inc.	1,084,708
9,600	Dean Foods Company	155,232
6,250	Energizer Holdings, Inc.	822,188
18,825	Flowers Foods, Inc.	398,149
10,400	Hain Celestial Group, Inc.[b]	684,944
7,250	Ingredion, Inc.	578,622
1,940	Lancaster Colony Corporation	176,249
5,500	Post Holdings, Inc.[b]	296,615
21,100	SUPERVALU, Inc.[b]	170,699
2,050	Tootsie Roll Industries, Inc.[a]	66,236
4,300	TreeHouse Foods, Inc.[b]	348,429
5,100	United Natural Foods, Inc.[b]	324,768
17,750	WhiteWave Foods Company[b]	867,620

	Total	6,835,456

Energy (4.4%)
6,200	Atwood Oceanics, Inc.[a]	163,928
31,350	California Resources Corporation	189,354
36,230	Denbury Resources, Inc.[a]	230,423
7,850	Dresser-Rand Group, Inc.[b]	668,663
4,000	Dril-Quip, Inc.[b]	301,000
8,100	Energen Corporation	553,230
10,950	Gulfport Energy Corporation[b]	440,738
10,050	Helix Energy Solutions Group, Inc.[b]	126,931
20,040	HollyFrontier Corporation	855,508
29,760	Nabors Industries, Ltd.	429,437
10,100	Oceaneering International, Inc.	470,559
5,300	Oil States International, Inc.[b]	197,319
15,050	Patterson-UTI Energy, Inc.	283,166
16,500	QEP Resources, Inc.	305,415
7,650	Rosetta Resources, Inc.[b]	177,021
12,650	Rowan Companies plc	267,041
6,850	SM Energy Company	315,922
15,350	Superior Energy Services, Inc.	322,964
4,850	Tidewater, Inc.[a]	110,240
4,750	Unit Corporation[b]	128,820
7,250	Western Refining, Inc.	316,245
7,300	World Fuel Services Corporation	350,035
20,950	WPX Energy, Inc.[b]	257,266

	Total	7,461,225

Financials (23.3%)
4,610	Alexander & Baldwin, Inc.	181,634
7,300	Alexandria Real Estate Equities, Inc.	638,458
1,550	Alleghany Corporation[b]	726,578
11,400	American Campus Communities, Inc.	429,666
7,485	American Financial Group, Inc.	486,824
17,100	Arthur J. Gallagher & Company	808,830
6,300	Aspen Insurance Holdings, Ltd.	301,770
15,443	Associated Banc-Corp	313,030
8,750	BancorpSouth, Inc.	225,400
4,450	Bank of Hawaii Corporation	296,726
7,100	Bank of the Ozarks, Inc.	324,825
20,800	BioMed Realty Trust, Inc.	402,272
11,800	Brown & Brown, Inc.	387,748
8,850	Camden Property Trust	657,378
7,600	Cathay General Bancorp	246,620
8,600	CBOE Holdings, Inc.	492,092
4,870	City National Corporation	440,199
20,100	CNO Financial Group, Inc.	368,835
8,589	Commerce Bancshares, Inc.	401,708
12,300	Communications Sales & Leasing, Inc.[a]	304,056
9,650	Corporate Office Properties Trust	227,161
11,970	Corrections Corporation of America	395,968
5,650	Cullen/Frost Bankers, Inc.	443,977

The accompanying Notes to Financial Statements are an integral part of this schedule.

123

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.3%)	Value
Financials (23.3%) - continued
14,000	Douglas Emmett, Inc.	$377,160
35,250	Duke Realty Corporation	654,592
14,700	East West Bancorp, Inc.	658,854
12,050	Eaton Vance Corporation	471,516
8,200	Equity One, Inc.	191,388
4,560	Everest Re Group, Ltd.	829,966
11,300	Extra Space Storage, Inc.	736,986
6,900	Federal Realty Investment Trust	883,821
9,650	Federated Investors, Inc.	323,178
11,050	First American Financial Corporation	411,171
23,850	First Horizon National Corporation	373,729
36,000	First Niagara Financial Group, Inc.	339,840
16,998	FirstMerit Corporation	354,068
18,000	Fulton Financial Corporation	235,080
8,000	Hancock Holding Company	255,280
4,520	Hanover Insurance Group, Inc.	334,616
9,800	HCC Insurance Holdings, Inc.	753,032
9,500	Highwoods Properties, Inc.	379,525
5,950	Home Properties, Inc.	434,648
15,300	Hospitality Properties Trust	440,946
5,950	International Bancshares Corporation	159,877
15,050	Janus Capital Group, Inc.	257,656
4,500	Jones Lang LaSalle, Inc.	769,500
5,050	Kemper Corporation	194,677
8,950	Kilroy Realty Corporation	600,992
8,150	Lamar Advertising Company	468,462
11,500	LaSalle Hotel Properties	407,790
15,200	Liberty Property Trust	489,744
8,550	Mack-Cali Realty Corporation	157,577
3,800	Mercury General Corporation	211,470
7,650	Mid-America Apartment Communities, Inc.	556,997
11,450	MSCI, Inc.	704,748
13,600	National Retail Properties, Inc.	476,136
45,311	New York Community Bancorp, Inc.[a]	832,816
24,650	Old Republic International Corporation	385,279
16,400	Omega Healthcare Investors, Inc.	563,012
10,000	PacWest Bancorp	467,600
4,057	Potlatch Corporation	143,293
5,300	Primerica, Inc.	242,157
6,200	Prosperity Bancshares, Inc.	357,988
13,025	Raymond James Financial, Inc.	776,029
12,962	Rayonier, Inc. REIT	331,179
9,550	Regency Centers Corporation	563,259
6,800	Reinsurance Group of America, Inc.	645,116
4,600	RenaissanceRe Holdings, Ltd.	466,946
13,290	SEI Investments Company	651,609
24,000	Senior Housing Property Trust	421,200
5,200	Signature Bank[b]	761,228
43,400	SLM Corporation[b]	428,358
4,200	StanCorp Financial Group, Inc.	317,562
6,900	Stifel Financial Corporation[b]	398,406
5,180	SVB Financial Group[b]	745,816
13,600	Synovus Financial Corporation	419,152
9,700	Tanger Factory Outlet Centers, Inc.	307,490
6,350	Taubman Centers, Inc.	441,325
17,070	TCF Financial Corporation	283,533
6,850	Trustmark Corporation	171,113
26,503	UDR, Inc.	848,891
22,500	Umpqua Holdings Corporation	404,775
9,470	Urban Edge Properties	196,881
22,534	Valley National Bancorp	232,326
10,275	W.R. Berkley Corporation	533,581
8,640	Waddell & Reed Financial, Inc.	408,758
9,727	Washington Federal, Inc.	227,125
9,280	Webster Financial Corporation	367,024
11,550	Weingarten Realty Investors	377,570
11,400	WisdomTree Investments, Inc.[a]	250,401
19,000	WP Glimcher, Inc.	257,070

	Total	39,622,645

Health Care (8.9%)
8,100	Akorn, Inc.[b]	353,646
7,350	Align Technology, Inc.[b]	460,918
17,400	Allscripts Healthcare Solutions, Inc.[b]	238,032
2,100	Bio-Rad Laboratories, Inc.[b]	316,281
3,850	Bio-Techne Corporation	379,109
12,200	Centene Corporation[b]	980,880
4,750	Charles River Laboratories International, Inc.[b]	334,115
12,066	Community Health Systems, Inc.[b]	759,796
4,950	Cooper Companies, Inc.	880,951
4,700	Halyard Health, Inc.[b]	190,350
7,930	Health Net, Inc.[b]	508,472
5,800	Hill-Rom Holdings, Inc.	315,114
8,950	HMS Holdings Corporation[b]	153,672
24,950	Hologic, Inc.[b]	949,597
9,500	IDEXX Laboratories, Inc.[b]	609,330
4,500	LifePoint Health, Inc.[b]	391,275
9,550	Mednax, Inc.[b]	707,750
2,800	Mettler-Toledo International, Inc.[b]	956,088
3,000	Molina Healthcare, Inc.[b]	210,900
9,920	Omnicare, Inc.	934,960
6,500	Owens & Minor, Inc.	221,000
14,350	ResMed, Inc.[a]	808,909
5,700	Sirona Dental Systems, Inc.[b]	572,394
6,050	STERIS Corporation[a]	389,862
4,140	Teleflex, Inc.	560,763
5,550	Thoratec Corporation[b]	247,364
4,700	United Therapeutics Corporation[b]	817,565
8,400	VCA Antech, Inc.[b]	457,002
4,450	Wellcare Health Plans, Inc.[b]	377,494

	Total	15,083,589

Industrials (14.5%)
7,600	A.O. Smith Corporation	547,048
4,400	Acuity Brands, Inc.	791,912
15,350	AECOM[b]	507,778
8,230	AGCO Corporation	467,300
13,260	Alaska Air Group, Inc.	854,342
10,800	B/E Aerospace, Inc.	592,920
6,590	Carlisle Companies, Inc.	659,791
5,100	CLARCOR, Inc.	317,424
5,500	Clean Harbors, Inc.[b]	295,570
5,930	Con-way, Inc.	227,534
11,550	Copart, Inc.[b]	409,794
3,450	Corporate Executive Board Company	300,357
4,950	Crane Company	290,713
5,000	Deluxe Corporation	310,000
12,900	Donaldson Company, Inc.	461,820
3,200	Esterline Technologies Corporation[b]	305,088
16,350	Fortune Brands Home and Security, Inc.	749,157
4,200	FTI Consulting, Inc.[b]	173,208
4,470	GATX Corporation	237,580
5,250	Genesee & Wyoming, Inc.[b]	399,945
6,000	Graco, Inc.	426,180
3,710	Granite Construction, Inc.	131,742
6,140	Herman Miller, Inc.	177,630

The accompanying Notes to Financial Statements are an integral part of this schedule.

124

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.3%)	Value
Industrials (14.5%) - continued
4,530	HNI Corporation	$231,709
5,430	Hubbell, Inc.	587,960
4,901	Huntington Ingalls Industries, Inc.	551,804
8,000	IDEX Corporation	628,640
9,150	ITT Corporation	382,836
26,775	JetBlue Airways Corporation[b]	555,849
14,750	KBR, Inc.	287,330
8,040	Kennametal, Inc.	274,325
5,750	Kirby Corporation[b]	440,795
5,375	KLX, Inc.[b]	237,199
4,500	Landstar System, Inc.	300,915
4,250	Lennox International, Inc.	457,683
7,800	Lincoln Electric Holdings, Inc.	474,942
8,020	Manpower, Inc.	716,828
3,150	Mine Safety Appliances Company	152,807
5,150	MSC Industrial Direct Company, Inc.	359,316
5,780	Nordson Corporation	450,204
10,900	NOW, Inc.[a,b]	217,019
6,850	Old Dominion Freight Line, Inc.[b]	469,944
6,110	Orbital ATK, Inc.	448,230
8,050	Oshkosh Corporation	341,159
21,300	R.R. Donnelley & Sons Company	371,259
4,500	Regal-Beloit Corporation	326,655
9,858	Rollins, Inc.	281,249
4,110	SPX Corporation	297,523
3,600	Teledyne Technologies, Inc.[b]	379,836
10,800	Terex Corporation	251,100
7,450	Timken Company	272,446
7,000	Towers Watson & Company	880,600
15,840	Trinity Industries, Inc.	418,651
5,100	Triumph Group, Inc.	336,549
2,450	Valmont Industries, Inc.[a]	291,231
9,900	Wabtec Corporation	932,976
12,650	Waste Connections, Inc.	596,068
2,800	Watsco, Inc.	346,472
4,500	Werner Enterprises, Inc.	118,125
6,000	Woodward, Inc.	329,940

	Total	24,633,007

Information Technology (15.9%)
10,750	3D Systems Corporationa,[b]	209,840
11,860	ACI Worldwide, Inc.[b]	291,400
7,940	Acxiom Corporation[b]	139,585
64,450	Advanced Micro Devices, Inc.[a,b]	154,680
4,550	Advent Software, Inc.	201,155
9,200	ANSYS, Inc.[b]	839,408
13,500	Arris Group, Inc.[b]	413,100
9,770	Arrow Electronics, Inc.[b]	545,166
42,620	Atmel Corporation	420,020
13,920	Avnet, Inc.	572,251
4,350	Belden, Inc.	353,350
12,250	Broadridge Financial Solutions, Inc.	612,623
29,830	Cadence Design Systems, Inc.[b]	586,458
16,350	CDK Global, Inc.	882,573
12,050	Ciena Corporationa,[b]	285,344
8,800	Cognex Corporation	423,280
4,300	CommVault Systems, Inc.[b]	182,363
10,150	Convergys Corporation	258,723
9,250	CoreLogic, Inc.[b]	367,132
11,150	Cree, Inc.[a,b]	290,235
33,800	Cypress Semiconductor Corporation	397,488
6,630	Diebold, Inc.	232,050
2,810	DST Systems, Inc.	354,004
3,950	FactSet Research Systems, Inc.	641,914
3,200	Fair Isaac Corporation	290,496
11,950	Fairchild Semiconductor International, Inc.[b]	207,691
4,150	FEI Company	344,160
14,550	Fortinet, Inc.[b]	601,352
8,500	Gartner, Inc.[b]	729,130
6,750	Global Payments, Inc.	698,287
10,750	Informatica Corporation[b]	521,053
15,950	Ingram Micro, Inc.[b]	399,229
15,100	Integrated Device Technology, Inc.[b]	327,670
3,750	InterDigital, Inc.	213,338
13,400	Intersil Corporation	167,634
3,550	IPG Photonics Corporation[b]	302,371
19,850	Jabil Circuit, Inc.	422,606
8,260	Jack Henry & Associates, Inc.	534,422
23,900	JDS Uniphase Corporation[b]	276,762
17,300	Keysight Technologies, Inc.[b]	539,587
8,750	Knowles Corporationa,[b]	158,375
6,275	Leidos Holdings, Inc.	253,322
6,200	Lexmark International, Inc.	274,040
7,500	Manhattan Associates, Inc.[b]	447,375
6,700	MAXIMUS, Inc.	440,391
10,070	Mentor Graphics Corporation	266,150
10,312	National Instruments Corporation	303,792
17,300	NCR Corporation[b]	520,730
5,700	NeuStar, Inc.[a,b]	166,497
11,700	Parametric Technology Corporation[b]	479,934
4,040	Plantronics, Inc.	227,492
13,790	Polycom, Inc.[b]	157,758
12,100	Rackspace Hosting, Inc.[b]	449,999
9,040	Rovi Corporationa,[b]	144,188
4,064	Science Applications International Corporation	214,782
4,000	Silicon Laboratories, Inc.[b]	216,040
6,750	Solarwinds, Inc.[b]	311,378
6,850	Solera Holdings, Inc.	305,236
29,750	Sunedison, Inc.[b]	889,823
15,780	Synopsys, Inc.[b]	799,257
3,780	Tech Data Corporation[b]	217,577
21,950	Teradyne, Inc.	423,415
26,450	Trimble Navigation, Ltd.[b]	620,517
3,400	Tyler Technologies, Inc.[b]	439,892
2,900	Ultimate Software Group, Inc.[b]	476,586
11,600	VeriFone Systems, Inc.[b]	393,936
13,870	Vishay Intertechnology, Inc.	162,002
3,900	WEX, Inc.[b]	444,483
5,250	Zebra Technologies Corporation[b]	583,012

	Total	27,017,909

Materials (7.2%)
11,420	Albemarle Corporation	631,183
6,400	AptarGroup, Inc.	408,128
6,350	Ashland, Inc.	774,065
10,000	Bemis Company, Inc.	450,100
6,540	Cabot Corporation	243,877
5,250	Carpenter Technology Corporation	203,070
18,600	Chemours Company[b]	297,600
11,900	Commercial Metals Company	191,352
3,400	Compass Minerals International, Inc.	279,276
7,220	Cytec Industries, Inc.	437,027
6,550	Domtar Corporation	271,170
5,200	Eagle Materials, Inc.	396,916
3,400	Greif, Inc.	121,890
14,600	Louisiana-Pacific Corporation[b]	248,638
3,510	Minerals Technologies, Inc.	239,136
1,050	NewMarket Corporation	466,085
7,950	Olin Corporation[a]	214,252

The accompanying Notes to Financial Statements are an integral part of this schedule.

125

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.3%)	Value
Materials (7.2%) - continued
10,100	Packaging Corporation of America	$631,149
9,150	PolyOne Corporation	358,405
7,650	Reliance Steel & Aluminum Company	462,672
14,300	Rock-Tenn Company	860,860
6,650	Royal Gold, Inc.	409,574
13,650	RPM International, Inc.	668,440
4,550	Scotts Miracle-Gro Company	269,406
4,780	Sensient Technologies Corporation	326,665
4,300	Silgan Holdings, Inc.	226,868
10,230	Sonoco Products Company	438,458
24,650	Steel Dynamics, Inc.	510,625
3,900	Timkensteel Corporation	105,261
14,850	United States Steel Corporation[a]	306,207
7,710	Valspar Corporation	630,832
4,950	Worthington Industries, Inc.	148,797

	Total	12,227,984

Telecommunications Services (0.2%)
9,995	Telephone & Data Systems, Inc.	293,853

	Total	293,853

Utilities (4.2%)
11,450	Alliant Energy Corporation	660,894
18,032	Aqua America, Inc.	441,604
10,250	Atmos Energy Corporation	525,620
4,500	Black Hills Corporation	196,425
6,200	Cleco Corporation	333,870
15,813	Great Plains Energy, Inc.	382,042
10,930	Hawaiian Electric Industries, Inc.	324,949
5,130	IDACORP, Inc.	287,998
19,875	MDU Resources Group, Inc.	388,159
8,650	National Fuel Gas Company	509,398
20,380	OGE Energy Corporation	582,257
5,300	ONE Gas, Inc.	225,568
8,125	PNM Resources, Inc.	199,875
17,800	Questar Corporation	372,198
8,500	Talen Energy Corporation[b]	145,860
17,600	UGI Corporation	606,320
8,340	Vectren Corporation	320,923
13,520	Westar Energy, Inc.	462,654
5,010	WGL Holdings, Inc.	271,993

	Total	7,238,607

	Total Common Stock (cost $121,958,930)	163,714,455

	Collateral Held for Securities Loaned (3.8%)
6,400,412	Thrivent Cash Management Trust	6,400,412

	Total Collateral Held for Securities Loaned (cost $6,400,412)	6,400,412

Shares or Principal Amount	Short-Term Investments (3.6%)[c]
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.070%, 7/20/2015[d]	999,963
	Thrivent Cash Management Trust
5,099,683	0.070%	5,099,683

	Total Short-Term Investments (at amortized cost)	6,099,646

	Total Investments (cost $134,458,988) 103.7%	$176,214,513

	Other Assets and Liabilities, Net (3.7%)	(6,263,648)

	Total Net Assets 100.0%	$169,950,865

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2015, $799,970 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

126

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
Australia (2.5%)
23,053	Altium, Ltd.	$78,712
12,470	Ansell, Ltd.	231,332
82,260	Australian Pharmaceutical Industries, Ltd.	95,047
31,122	BT Investment Management, Ltd.	202,998
148,346	Cabcharge Australia, Ltd.	418,671
88,043	Caltex Australia, Ltd.	2,161,295
39,795	Charter Hall Group	138,603
99,381	Commonwealth Bank of Australia	6,517,113
1,366,799	CSR, Ltd.	3,833,917
56,058	Domino’s Pizza Enterprises, Ltd.	1,539,421
492,963	Downer EDI, Ltd.	1,814,472
625,320	Echo Entertainment Group, Ltd.	2,099,142
180,132	Evolution Mining, Ltd.	160,822
9,983	GUD Holdings, Ltd.	68,179
2,208,929	Incitec Pivot, Ltd.	6,548,913
321,381	Independence Group NL	1,033,951
11,203	IOOF Holdings, Ltd.	77,580
97,998	JB Hi-Fi, Ltd.	1,471,259
123,543	M2 Telecommunications Group, Ltd.	1,018,728
67,941	Macquarie Group, Ltd.	4,256,878
44,365	Magellan Financial Group, Ltd.	594,044
545,997	Northern Star Resources, Ltd.	935,389
246,583	Nufarm, Ltd.	1,373,614
84,017	Orora, Ltd.	135,367
194,768	OZ Minerals, Ltd.	597,269
43,617	Premier Investments, Ltd.	428,866
67,743	Ramsay Health Care, Ltd.	3,208,849
44,694	Sandfire Resources NL	197,931
1,167,259	Sigma Pharmaceuticals, Ltd.	692,635
20,711	Sirtex Medical, Ltd.	463,400
48,797	South32, Ltd.[a]	65,940
355,361	South32, Ltd.[a]	490,781
34,895	Technology One, Ltd.	98,035
86,825	Transfield Services, Ltd.[a]	95,299

	Total	43,144,452

Austria (0.8%)
160,077	AMS AG	7,001,082
13,895	Austria Technologie & Systemtechnik AG	201,227
17,779	CA Immobilien Anlagen AG	310,198
7,005	Flughafen Wien Aktiengesellschaft	607,738
3,517	Lenzing AG	251,113
556	Mayr-Melnhof Karton AG	62,823
22,287	Osterreichische Post AG	1,025,299
3,754	Porr AG	119,570
7,076	S IMMO AG	58,771
84,690	Voestalpine AG	3,529,665

	Total	13,167,486

Belgium (0.7%)
44,069	Anheuser-Busch InBev NV	5,303,294
32,857	bpost SA	903,572
1,115	Compagnie d’ Entreprises CFE	138,590
47,902	Delhaize Group SA	3,896,226
3,128	Galapagos NVa	159,699
1,848	KBC Ancora	74,655
8,465	Kinepolis Group NV	331,530
15,595	Melexis NV	906,392
2,175	SA D’Ieteren NV	77,836
9,647	Tessenderlo Chemie NVa	371,548

	Total	12,163,342

Bermuda (0.6%)
176,675	Jardine Matheson Holdings, Ltd.	10,016,121

	Total	10,016,121

Brazil (1.2%)
723,182	Banco Bradesco SA ADR	6,624,347
53,511	BRF SA	1,130,424
93,849	Lojas Renner SA	3,429,046
125,962	Multiplan Empreendimentos Imobiliarios SA	1,948,317
120,696	Souza Cruz SA	953,037
285,000	Ultrapar Participacoes SA ADR	5,990,700
133,490	Vale SA ADR[b]	786,256

	Total	20,862,127

Canada (3.3%)
170,181	Alimentation Couche-Tard, Inc.	7,280,041
474,600	Bankers Petroleum, Ltd.[a]	1,177,950
180,681	Brookfield Asset Management, Inc.	6,312,985
115,846	Canadian National Railway Company	6,683,637
10,300	Constellation Software, Inc.	4,089,158
52,600	Dollarama, Inc.	3,188,007
149,601	Entertainment One, Ltd.	836,360
5,500	Fairfax Financial Holdings, Ltd.	2,712,042
158,115	Metro, Inc.	4,243,406
155,774	Royal Bank of Canada	9,526,035
107,300	Toronto-Dominion Bank[b]	4,556,599
103,809	Transcanada Corporation[b]	4,218,851
189,936	Whitecap Resources, Inc.	2,004,289

	Total	56,829,360

Chile (0.2%)
136,315	Banco Santander Chile SA ADR[b]	2,760,379

	Total	2,760,379

China (0.9%)
2,039,216	FIH Mobile, Ltd.	1,233,808
6,895,828	Lenovo Group, Ltd.	9,533,928
3,822,000	PetroChina Company, Ltd.	4,256,551

	Total	15,024,287

Denmark (1.9%)
2,059	A P Moller - Maersk AS	3,722,758
7,418	Aktieselskabet Schouw & Company	387,423
17,632	Bavarian Nordic ASa	821,179
243,692	Danske Bank AS	7,163,812
1,772	DFDS AS	245,203
4,437	Genmab ASa	385,658
16,656	NKT Holding AS	955,440
216,379	Novo Nordisk AS	11,873,772
27,814	Pandora AS	2,984,559
495	Per Aarsleff AS	169,696
70,540	Royal Unibrew AS	2,410,988
5,050	SimCorp AS	201,113
30,206	Sydbank AS	1,153,808

	Total	32,475,409

Faroe Islands (0.1%)
47,042	Bakkafrost PF	1,254,441

	Total	1,254,441

Finland (0.3%)
30,864	Metsa Board Oyj	191,608

The accompanying Notes to Financial Statements are an integral part of this schedule.

127

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
Finland (0.3%) - continued
127,422	Sponda Oyj	$470,208
419,528	Stora Enso Oyj	4,323,350
4,245	Tieto Oyj	99,112
17,763	Valmet Oyj	199,673

	Total	5,283,951

France (6.8%)
9,693	ABC Arbitrage	54,139
1,171	Adocia[a]	87,935
63,450	Air France-KLM[a]	447,657
7,476	Alten SA	347,988
11,793	Assystem	209,702
417,110	AXA SA	10,574,530
6,645	Boiron SA	651,921
154,086	Cap Gemini SA	13,670,005
6,200	Cegid Group	261,110
51,428	Christian Dior SE	10,068,024
278,137	Compagnie de Saint-Gobain	12,555,515
67,661	Danone SA	4,382,712
4,538	Euler Hermes Group	456,248
19,662	Faurecia	812,851
396,125	GDF Suez	7,375,209
1,667	Guerbet	70,919
120,751	Havas SA	1,007,774
21,178	Ingenico Group	2,491,574
26,670	Innate Pharma SAa	390,154
14,080	Ipsen SA	780,440
29,482	Ipsos SA	762,046
52,532	Mercialys SA	1,172,187
55,199	Metropole Television SA	1,075,011
618,472	Natixis[b]	4,463,736
47,794	Numericable-SFR SAS[a]	2,533,352
21,399	Plastic Omnium SA	547,432
35,592	Renault SA	3,731,737
65,925	Safran SA	4,480,232
27,308	Saft Groupe SA	1,066,620
4,916	SEB SA	459,236
1,959	Societe de la Tour Eiffel - Warrants[a,c]	590
203,333	Societe Generale	9,541,176
295,557	Technicolor SA	1,933,022
68,958	Thales SA	4,166,521
147,000	Total SA	7,210,506
86,223	UbiSoft Entertainment SAa	1,541,558
23,789	Valeo SA	3,763,024
5,686	Vicat SA	389,841

	Total	115,534,234

Germany (4.8%)
503	Amadeus Fire AG	44,886
1,863	Aurelius AG	79,628
32,415	Aurubis AG	1,904,308
34,661	Bayer AG	4,853,940
95,329	Borussia Dortmund GmbH & Company KGaA	359,427
53,596	Brenntag AG	3,075,422
11,207	Centrotec Sustainable AG	177,468
7,729	CTS Eventim AG & Company KGaA	281,809
214,959	Daimler AG	19,581,864
23,901	Deutsche Beteiligungs AG	736,360
5,116	Deutsche EuroShop AG	224,727
384,006	Deutsche Telekom AG	6,620,390
59,096	Deutz AG	338,718
69,019	Duerr AG	6,429,300
3,184	Freenet AG	107,249
80,760	Fresenius SE & Company KGaA	5,185,322
32,472	Gerresheimer AG	2,023,061
20,392	Grammer AG	674,215
5,454	Hamburger Hafen und Logistik AG	110,272
6,886	Homag Group AG	268,614
300,643	Infineon Technologies AG	3,730,865
5,187	Jungheinrich AG	351,548
8,875	Kion Group AGa	425,763
17,862	Krones AG	1,866,455
35,354	KUKA AGb	2,944,788
6,064	Nemetschek AG	195,165
78,971	Nordex SEa	1,892,060
1,042	Pfeiffer Vacuum Technology AG	92,858
1,713	R. Stahl AG	70,870
129,725	Rhoen-Klinikum AG	3,478,273
20,807	Siemens AG	2,105,078
18,355	Software AG	502,973
230	STO Aktiengesellschaft	36,103
1,869	STRATEC Biomedical AG	102,943
2,414	Stroeer Media AGa	112,788
15,132	Takkt AG	276,748
388,200	ThyssenKrupp AG	10,098,825
5,966	Wacker Neuson SE	125,113
3,278	XING AG	537,419
2,086	zooplus AGa	295,240

	Total	82,318,855

Hong Kong (3.1%)
1,141,800	AIA Group, Ltd.	7,465,840
380,000	Brightoil Petroleum Holdings, Ltd.[a]	195,735
844,012	Cheung Kong Holdings, Ltd.	12,408,648
167,000	Cheung Kong Property Holdings, Ltd.[a]	1,385,284
516,300	China Mobile, Ltd.	6,605,499
115,200	Dah Sing Financial Holdings, Ltd.	755,083
462,000	Giordano International, Ltd.	249,728
650,000	Global Brands Group Holding, Ltd.[a]	136,601
1,235,000	Hang Lung Group, Ltd.	5,435,842
188,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	78,095
3,973,647	New World Development Company, Ltd.	5,192,156
804,000	NewOcean Energy Holdings, Ltd.	373,183
3,613,000	PCCW, Ltd.	2,155,000
433,000	Samson Holding, Ltd.	57,515
926,000	Shun Tak Holdings, Ltd.	511,925
125,500	SmarTone Telecommunications Holdings, Ltd.	218,915
53,000	Sun Hung Kai & Company, Ltd.	47,549
186,000	Sunlight Real Estate Investment Trust	94,732
254,000	Swire Pacific, Ltd., Class A	3,189,474
457,500	Swire Pacific, Ltd., Class B	1,074,378
347,700	Swire Properties, Ltd.	1,108,986
138,000	Texwinca Holdings, Ltd.	146,518
1,014,000	Truly International Holdings, Ltd.	417,292
1,306,000	United Laboratories International Holdings[a]	943,731
410,000	Wheelock and Company, Ltd.	2,092,094

	Total	52,339,803

Hungary (0.1%)
82,000	Richter Gedeon Nyrt	1,231,778

	Total	1,231,778

India (2.0%)
14,132	Grasim Industries, Ltd.	763,496
8,000	Grasim Industries, Ltd. GDR	422,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

128

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
India (2.0%) - continued
89,200	Hero Motocorp, Ltd.	$3,533,709
231,000	Hindustan Unilever, Ltd.	3,324,608
365,741	Housing Development Finance Corporation	7,439,524
330,000	ICICI Bank, Ltd.	1,601,411
208,079	ICICI Bank, Ltd. ADR	2,168,183
326,000	Infosys, Ltd.	5,066,083
1,051,542	ITC, Ltd.	5,197,613
97,696	Ultra Tech Cement, Ltd.	4,588,632
4,570	Ultra Tech Cement, Ltd. GDR	214,825

	Total	34,320,484

Indonesia (0.5%)
12,288,100	Astra International Tbk PT	6,504,268
1,362,700	Indocement Tunggal Prakarsa Tbk PT	2,129,881

	Total	8,634,149

Ireland (0.9%)
166,877	Aer Lingus Group plc	448,364
205,986	Beazley plc	957,352
96,272	CRH plc	2,714,198
36,948	DCC plc	2,901,517
12,711	Grafton Group plc	154,943
484,501	Henderson Group plc	1,987,773
38,939	Ryanair Holdings plc ADR	2,778,297
119,409	Smurfit Kappa Group plc	3,291,147
101,683	United Drug plc	781,907

	Total	16,015,498

Israel (0.6%)
47,439	Delek Automotive Systems, Ltd.	530,459
831,330	Israel Chemicals, Ltd.	5,806,374
72,373	Teva Pharmaceutical Industries, Ltd. ADR	4,277,244

	Total	10,614,077

Italy (3.1%)
14,382	Amplifon SPA	112,105
495,560	Assicurazioni Generali SPA	8,931,882
40,607	ASTM SPA	534,668
75,537	Azimut Holding SPA	2,211,111
40,870	Banca IFIS SPA	887,939
1,166,033	Banca Popolare di Milano SCRL	1,229,736
4,808	Biesse SPA	80,160
13,678	Brembo SPA	583,508
75,511	Cementir Holding SPA	494,470
50,082	Credito Emiliano SPA	412,551
19,437	DiaSorin SPA	887,361
281,075	Eni SPA	4,992,357
84,052	ERG SPA	1,008,272
13,300	Industria Macchine Automatiche SPA	619,858
4,893,613	Intesa Sanpaolo SPA	17,771,118
160,289	Mediaset SPA	771,668
141,296	Moncler SPA	2,618,215
308,755	Recordati SPA	6,475,666
2,455	Reply SPA	250,721
351,780	Saras SPA[a]	624,545
132,958	Societa Cattolica di Assicurazioni SCRL	1,049,105
21,624	Sogefi SPA[a]	59,883

	Total	52,606,899

Japan (16.9%)
9,800	Accordia Golf Company, Ltd.	92,508
63,400	Aderans Company, Ltd.	547,504
637	Advance Residence Investment Corporation	1,560,019
318	AEON REIT Investment Corporation	424,657
35,000	Aichi Steel Corporation	156,389
180,000	Alpine Electronics, Inc.	3,466,985
151,800	Alps Electric Company, Ltd.	4,681,436
18,700	Arcs Company, Ltd.	407,259
4,200	Artnature, Inc.	39,175
60,200	Ashikaga Holdings Company, Ltd.	259,487
39,200	ASKA Pharmaceutical Company, Ltd.	429,557
5,100	Bank of The Ryukyus, Ltd.	76,020
195,300	Bridgestone Corporation	7,218,794
3,200	C. Uyemura & Company, Ltd.	171,910
54,800	Canon Marketing Japan, Inc.	931,924
39,500	Century Tokyo Leasing Corporation	1,275,785
15,200	Chiyoda Integre Company, Ltd.	423,781
42,000	Chugoku Marine Paints, Ltd.	311,885
10,800	Cocokara Fine, Inc.	371,520
123,900	COMSYS Holdings Corporation	1,843,060
110,000	Cosmo Oil Company, Ltd.[a]	178,804
28,500	Daido Metal Company, Ltd.	273,988
27,389	Daiichikosho Company, Ltd.	963,944
269,000	Daikyo, Inc.	432,568
16,000	Daishi Bank, Ltd.	67,528
9,000	Daiwa Industries, Ltd.	59,227
140	Daiwa Office Investment Corporation	669,922
1,052,151	Daiwa Securities Group, Inc.	7,870,834
174,000	Daiwabo Holdings Company, Ltd.	345,518
342,800	DCM Holdings Company, Ltd.	3,356,625
42,000	Denki Kagaku Kogyo KK	186,628
54,200	Doutor Nichires Holdings Company, Ltd.	949,939
35,800	DTS Corporation	808,022
180,700	EDION Corporation	1,279,304
60,800	Ezaki Glico Company, Ltd.	3,019,499
12,575	Fancl Corporation	174,984
37,500	Foster Electric Company, Ltd.	842,475
102	Frontier Real Estate Investment Corporation	456,404
561,000	Fuji Electric Company, Ltd.	2,412,832
142,100	Fuji Heavy Industries, Ltd.	5,225,129
92,249	Fuji Machine Manufacturing Company, Ltd.	965,370
25,000	Fuji Soft, Inc.	508,867
15,000	Fujibo Holdings, Inc.	34,769
99,800	FUJIFILM Holdings NPV	3,561,665
257,000	Fujikura, Ltd.	1,436,847
8,400	Fujimi Incorporated	126,359
21,000	Fukuyama Transporting Company, Ltd.	116,405
76,000	Funai Electric Company, Ltd.	845,276
604,000	Furukawa Electric Company, Ltd.	1,075,793
14,000	Fuyo General Lease Company, Ltd.	597,765
4,000	Geo Holdings Corporation	49,199
440	Global One Real Estate Investment Corporation	1,673,571
2,900	Glory, Ltd.	85,794
149,700	Gree, Inc.	874,203
25,400	G-Tekt Corporation	247,869
8,300	Gurunavi, Inc.	136,428
574	Hankyu REIT, Inc.	638,857
10,900	Happinet Corporation	114,373
30,600	Heiwa Real Estate Company, Ltd.	419,508
43,600	Hitachi Capital Corporation	1,152,808
8,800	Hokuetsu Kishu Paper Company, Ltd.	48,603
35,800	IBJ Leasing Company, Ltd.	831,195

The accompanying Notes to Financial Statements are an integral part of this schedule.

129

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
Japan (16.9%) - continued
592	Ichigo Real Estate Investment Corporation	$428,124
31,800	IT Holdings Corporation	675,323
124,000	Jaccs Company, Ltd.	596,310
52,057	JAFCO Company, Ltd.	2,074,590
120,200	Japan Airlines Company, Ltd.	4,188,900
3,500	Japan Digital Laboratory Company, Ltd.	48,902
152	Japan Logistics Fund, Inc.	305,563
472	Japan Rental Housing Investments, Inc.	331,519
36,000	Japan Vilene Company, Ltd.	235,624
10,000	Japan Wool Textile Company, Ltd.	77,021
162,000	JFE Holdings, Inc.	3,589,255
44,000	J-Oil Mills, Inc.	150,798
58,700	Kadokawa Dwango Corporation	761,459
12,000	Kaken Pharmaceutical Company, Ltd.	418,938
98,100	Kao Corporation	4,562,336
21,000	Kato Works Company, Ltd.	123,366
313,800	KDDI Corporation	7,572,607
15,600	Keihin Corporation	223,524
49	Kenedix Office Investment Corporation	245,433
51,000	Kinden Corporation	674,394
42,200	Kissei Pharmaceutical Company, Ltd.	1,070,865
178,700	KITZ Corporation	892,978
31,200	KOA Corporation	335,316
1,473,000	Kobe Steel, Ltd.	2,478,194
39,259	Koei Tecmo Holdings Company, Ltd.	675,222
61,300	Kohnan Shoji Company, Ltd.	795,884
79,400	Kokuyo Company, Ltd.	683,574
2,600	KOMERI Company, Ltd.	59,420
11,100	Komori Corporation	150,735
10,800	Konoike Transport Company, Ltd.	131,394
56,000	Kurabo Industries, Ltd.	119,895
159,000	Kureha Corporation	624,807
29,000	Kyokuto Securities Company, Ltd.	419,990
30,700	KYORIN Holdings, Inc.	625,920
89,300	Kyowa Exeo Corporation	1,039,151
1,070,788	Leopalace21 Corporation[a]	6,562,617
19,000	Macnica Fuji Electronics Holdings, Inc.[a]	234,735
29,000	Maeda Road Construction Company, Ltd.	533,584
70,000	Marudai Food Company, Ltd.	261,787
69,900	Marusan Securities Company, Ltd.	751,488
7,400	Maruwa Company, Ltd.	156,413
305	MCUBS MidCity Investment Corporation	933,016
6,900	MegaChips Corporation	85,735
1,600	MEITEC Corporation	59,649
27,900	Melco Holdings, Inc.	526,739
55,000	MIRAIT Holdings Corporation	640,936
59,600	Mito Securities Company, Ltd.	212,860
338,400	Mitsubishi UFJ Financial Group, Inc.	2,434,608
3,385,312	Mitsui Chemicals, Inc.	12,577,369
25,200	Mitsui High-tec, Inc.	175,855
100	Mori Trust Sogo Reit, Inc.	194,064
210,000	Morinaga Milk Industry Company, Ltd.	770,022
407,639	MS and AD Insurance Group Holdings, Inc.	12,689,108
33,500	Murata Manufacturing Company, Ltd.	5,846,268
38,500	NEC Networks & System Integration Corporation	840,101
175,800	Net One Systems Company, Ltd.	1,234,146
10,000	NICHIAS Corporation	61,944
30,400	Nichi-iko Pharmaceutical Company, Ltd.	824,718
4,000	Nifty Corporation	48,332
193,000	NIPPO Corporation	3,308,591
52,000	Nippon Flour Mills Company, Ltd.	314,638
60,700	Nippon Light Metal Holdings Company, Ltd.	104,469
136,000	Nippon Meat Packers, Inc.	3,101,435
24,800	Nippon Paper Industries Company, Ltd.	434,371
7,101,421	Nippon Sheet Glass Company[a]	7,540,086
6,300	Nippon Signal Company, Ltd.	69,131
72,000	Nippon Thompson Company, Ltd.	402,950
3,271,464	Nippon Yusen Kabushiki Kaisha	9,107,937
7,800	Nishimatsuya Chain Company, Ltd.	78,474
1,195,940	Nissan Motor Company, Ltd.	12,493,930
15,900	Nissha Printing Company, Ltd.	269,166
131,000	Nisshin Oillio Group, Ltd.	537,176
64,000	Nissin Electric Company, Ltd.	454,094
28,000	Nittetsu Mining Company, Ltd.	136,976
26,000	Nitto Kogyo Corporation	585,143
945	Nomura Real Estate Master Fund, Inc.	1,200,793
101	Nomura Real Estate Office Fund, Inc.	457,924
78	Nomura Real Estate Residential Fund, Inc.	440,203
78,500	North Pacific Bank, Ltd.	350,466
6,200	NS Solutions Corporation	205,010
33,100	NSD Company, Ltd.	437,428
11,100	Ohsho Food Service Corporation	382,657
2,300	Oiles Corporation	43,652
76,000	Otsuka Holdings Company, Ltd.	2,421,603
10,200	Pacific Industrial Company, Ltd.	97,446
43,200	Paltac Corporation	764,533
13,100	Paramount Bed Holdings Company, Ltd.	386,780
21,000	Parco Company, Ltd.	208,021
31,500	Plenus Company, Ltd.	567,011
19,600	Pola Orbis Holdings, Inc.	1,109,617
21,012	Riso Kagaku Corporation	397,445
35,899	ROHTO Pharmaceutical Company, Ltd.	592,172
67,900	Round One Corporation	330,908
106,000	Ryobi, Ltd.	413,448
1,700	Ryosan Company, Ltd.	44,676
14,000	Saint Marc Holdings Company, Ltd.	460,785
16,800	Saizeriya Company, Ltd.	372,712
22,000	Sakai Chemical Industry Company, Ltd.	78,818
9,200	San-A Company, Ltd.	407,160
5,800	Sangetsu Company, Ltd.	88,314
27,200	Sankyo Tateyama, Inc.	459,267
184,000	Sankyu, Inc.	1,004,805
91,000	Sanyo Special Steel Company, Ltd.	424,182
354	Sekisui House SI Investment Corporation	369,416
198,100	Sekisui House, Ltd.	3,146,018
74,000	SENKO Company, Ltd.	468,509
2,700	Shima Seiki Manufacturing, Ltd.	42,999
81,000	Shindengen Electric Manufacturing Company, Ltd.	405,331
71,800	Shinko Electric Industries Company, Ltd.	517,715
14,000	ShinMaywa Industries, Ltd.	128,149
166,000	Showa Denko KK	219,825
96,600	SKY Perfect JSAT Holdings, Inc.	518,409
37,000	SMK Corporation	148,482
8,300	Square ENIX Holdings Company, Ltd.	183,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

130

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
Japan (16.9%) - continued
937,890	Sumitomo Corporation	$10,916,496
10,200	Sumitomo Densetsu Company, Ltd.	146,725
642,000	Sumitomo Heavy Industries, Ltd.	3,739,230
84,200	Sumitomo Mitsui Financial Group, Inc.	3,748,517
2,702,284	Sumitomo Mitsui Trust Holdings, Inc.	12,361,873
29,000	Sumitomo Osaka Cement Company, Ltd.	107,260
32,800	Sumitomo Riko Company, Ltd.	261,546
58,000	Sumitomo Seika Chemicals Company, Ltd.	380,920
4,200	Tachi-S Company, Ltd.	59,923
42,100	Tamron Company, Ltd.	888,490
63,700	TDK Corporation	4,877,668
3,800	Temp Holdings Company, Ltd.	137,136
52,000	Toagosei Company, Ltd.	433,320
4,500	TOCALO Company, Ltd.	105,132
7,000	Toei Company, Ltd.	49,853
61,400	Toho Holdings Company, Ltd.	1,413,394
30,000	Tokai Carbon Company, Ltd.	94,045
59,200	Tokai Tokyo Financial Holdings, Inc.	430,309
3,200	Token Corporation	202,012
117,300	Tokio Marine Holdings, Inc.	4,878,402
519,000	Tokuyama Corporation[a]	999,346
71,800	Tokyo Seimitsu Company, Ltd.	1,573,178
239	Tokyu REIT, Inc.	295,022
228	Top REIT, Inc.	962,574
47,300	Toppan Forms Company, Ltd.	651,196
4,400	Torii Pharmaceutical Company, Ltd.	116,907
92,000	Towa Bank, Ltd.	90,199
20,000	Towa Pharmaceutical Company, Ltd.	1,279,669
63,000	Toyo Ink SC Holdings Company, Ltd.	252,410
8,800	Toyo Tanso Company, Ltd.	146,587
167,700	Toyota Motor Corporation	11,222,029
51,000	Tsubakimoto Chain Company	498,194
16,000	Tsumura & Company	344,203
26,000	TV Asahi Holdings Corporation	436,477
1,043,000	Ube Industries, Ltd.	1,967,485
27,300	Unipres Corporation	570,745
201,000	Unitika, Ltd.[a]	95,232
50,300	Wakita & Company, Ltd.	512,768
10,500	Warabeya Nichiyo Company, Ltd.	253,051
62,200	West Japan Railway Company	3,979,501
4,300	Yorozu Corporation	94,856
46,000	ZEON Corporation	424,246

	Total	287,081,657

Jersey (0.8%)
609,150	WPP plc	13,673,007

	Total	13,673,007

Luxembourg (0.2%)
24,803	Oriflame Cosmetics SAa	378,949
122,000	Tenaris SA ADR	3,296,440

	Total	3,675,389

Malaysia (0.1%)
1,027,212	CIMB Group Holdings Berhad	1,488,290
199,400	Public Bank Berhad	989,337

	Total	2,477,627

Mexico (1.0%)
77,500	Fomento Economico Mexicano SAB de CV ADR	6,904,475
22,500	Grupo Aeroportuario del Sureste SAB de CV ADR	3,192,075
1,086,094	Grupo Financiero Banorte SAB de CV ADR	5,971,703
259,000	Organizacion Soriana SAB de CV	578,558

	Total	16,646,811

Netherlands (3.5%)
1,829,493	Aegon NV	13,498,382
14,069	ASM International NV	650,853
69,360	ASML Holding NV	7,214,664
590,435	BAM Group[a]	2,509,829
54,552	BE Semiconductor Industries NV	1,518,122
127,224	BinckBank NV	1,214,098
5,492	Eurocommercial Properties NV	229,922
20,802	Euronext NV	819,883
81,575	Heineken NV	6,201,948
202,970	Koninklijke DSM NV	11,784,508
22,748	TKH Group NV	955,598
12,413	TomTom NVa	140,914
221,490	Unilever NV	9,260,325
14,199	Vastned Retail NV	627,116
79,725	Wolters Kluwer NV	2,372,922

	Total	58,999,084

New Zealand (0.1%)
836,702	Air New Zealand, Ltd.	1,445,615
9,926	Fisher & Paykel Healthcare Corporation, Ltd.	46,111
73,556	Nuplex Industries, Ltd.	209,389
18,608	Sky Network Television, Ltd.	75,754
71,233	Summerset Group Holdings, Ltd.	171,881

	Total	1,948,750

Norway (1.0%)
3,805	Atea ASA	33,971
78,928	Austevoll Seafood ASA	412,423
51,584	Avance Gas Holdings, Ltd.	930,142
65,699	Borregaard ASA	464,280
120,688	DnB ASA	2,009,892
425,230	Kongsberg Automotive ASA[a]	295,375
22,883	Leroy Seafood Group ASA	745,395
348,557	Marine Harvest ASA	3,991,877
49,310	SalMar ASA	723,211
41,129	SpareBank 1 SMN	343,105
153,656	Statoil ASA	2,747,832
73,421	Yara International ASA	3,825,831

	Total	16,523,334

Philippines (0.5%)
6,543,000	Ayala Land, Inc.	5,408,967
1,736,270	Bank of the Philippine Islands	3,637,540

	Total	9,046,507

Poland (0.2%)
81,007	Bank Pekao SA	3,876,417

	Total	3,876,417

Portugal (0.4%)
41,934	Altri SGPS SA	152,733
6,184,256	Banco Espirito Santo SAa,c	689
150,511	CTT-Correios de Portugal SA	1,553,563
198,346	Jeronimo Martins SGPS SA	2,557,467

The accompanying Notes to Financial Statements are an integral part of this schedule.

131

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
Portugal (0.4%) - continued
218,467	Portucel SA	$842,872
139,627	Zon Optimus SGPS SA	1,119,144

	Total	6,226,468

Russia (0.6%)
114,500	Lukoil ADR	5,044,840
24,597	Magnit PJSC	5,089,551

	Total	10,134,391

Singapore (0.7%)
344,000	DBS Group Holdings, Ltd.	5,278,217
82,700	Indofood Agri Resources, Ltd.	42,945
82,000	Jardine Cycle & Carriage, Ltd.[b]	2,013,134
9,111	Jardine Cycle & Carriage, Ltd. Rights[a,c]	47,797
186,100	Mapletree Greater China Commercial Trust[a]	140,881
295,000	United Engineers, Ltd.	538,813
103,000	Venture Corporation, Ltd.	590,385
258,800	Wing Tai Holdings, Ltd.	365,908
1,921,000	Yangzijiang Shipbuilding Holdings, Ltd.	2,017,657

	Total	11,035,737

South Africa (0.6%)
203,584	Massmart Holdings, Ltd.	2,504,883
146,479	MTN Group, Ltd.	2,751,486
594,000	Truworths International, Ltd.	4,179,981

	Total	9,436,350

South Korea (0.9%)
14,401	E-Mart Company, Ltd.	2,981,099
187,980	KB Financial Group, Inc.	6,208,586
32,500	POSCO	6,507,789

	Total	15,697,474

Spain (2.7%)
81,145	Actividades de Construccion y Servicios SA	2,617,415
42,062	Almirall SA	833,713
2,023,095	Banco Popular Espanol SA	9,843,635
1,294,605	Banco Santander SA	9,106,294
9,162	CIE Automotive SA	148,561
195,518	Ebro Foods SA	3,788,034
66,785	Ence Energia y Celulosa SA	228,331
142,731	Gamesa Corporacion Tecnologia SAa	2,254,828
138,147	Gas Natural SDG SAb	3,136,946
1,248,971	Iberdrola SA	8,432,505
8,997	Let’s GOWEX SAa,c	1
363,621	Mediaset Espana Comunicacion SA	4,773,885
28,348	Papeles y Cartones de Europa SA	161,338
4,562	Viscofan SA	275,976

	Total	45,601,462

Sweden (2.3%)
132,426	Assa Abloy AB	2,493,027
60,932	Bilia AB	1,085,385
127,737	BillerudKorsnas AB	2,006,913
7,738	BioGaia AB	229,624
174,753	Boliden AB	3,185,870
16,645	Clas Ohlson AB	292,146
9,559	Fastighets AB Balder[a]	147,379
29,962	Haldex AB	395,639
13,642	Industrial and Financial Systems	441,028
23,670	Intrum Justitia AB	716,801
116,942	Investor AB	4,360,263
113,572	Loomis AB	3,184,768
28,336	Micronic Mydata AB	205,961
43,866	NCC AB	1,339,725
7,211	Net Entertainment NE ABa	279,863
56,408	Nobia AB	591,775
25,822	Nolato AB	589,662
150,762	Skanska AB	3,055,048
143,733	SKF AB	3,279,703
23,578	Swedish Orphan Biovitrum ABa	312,661
928,497	Volvo AB	11,529,634

	Total	39,722,875

Switzerland (7.2%)
158,863	Adecco SA	12,892,925
20,345	Ascom Holding AG	357,946
6,159	Autoneum Holding AG	1,217,657
6,253	Cembra Money Bank AGa	381,511
386,711	Credit Suisse Group AG	10,668,387
2,754	Flughafen Zuerich AG	2,131,890
1,068	Forbo Holding AG	1,270,363
14,611	Georg Fischer AG	10,044,481
144,836	Holcim, Ltd.	10,686,804
2,306	Inficon Holding AG	788,028
2,841	Kaba Holding AG	1,691,017
3,247	Komax Holding AG	549,085
822	Lindt & Spruengli AG	4,347,869
16,635	Mobilezone Holding AG	304,250
1,680	Mobimo Holding AG	342,443
164,969	Nestle SA	11,902,617
237,558	Novartis AG	23,366,315
446	Rieter Holding AG	70,503
96,919	Roche Holding AG	27,175,265
42	Schweiter Technologies AG	33,834
1,235	Siegfried Holding AG	218,481
1,271	Tecan Group AG	152,270
21,307	Temenos Group AG	705,366
2,473	Vontobel Holding AG	114,585
7,652	Zehnder Group AG	285,635

	Total	121,699,527

Taiwan (0.6%)
662,300	Taiwan Mobile Company, Ltd.	2,211,475
1,838,951	Taiwan Semiconductor Manufacturing Company, Ltd.	8,364,688

	Total	10,576,163

Thailand (1.4%)
17,052,915	Krung Thai Bank pcl	8,615,167
454,960	PTT pcl[a]	4,822,286
294,600	Siam Cement pcl	4,509,103
1,099,500	Siam Commercial Bank pcl	5,049,923

	Total	22,996,479

Turkey (0.7%)
1,424,982	Akbank TAS	4,119,026
186,340	BIM Birlesik Magazalar AS	3,337,309
1,300,000	Turkiye Garanti Bankasi AS	4,054,512

	Total	11,510,847

United Kingdom (8.3%)
465,435	3i Group plc	3,776,604
287,599	Amlin plc	2,151,824

The accompanying Notes to Financial Statements are an integral part of this schedule.

132

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (85.3%)	Value
United Kingdom (8.3%) - continued
335,676	Ashmore Group plc	$1,525,599
191,668	Ashtead Group plc	3,303,337
1,449,350	BAE Systems plc	10,269,197
141,531	Bellway plc	5,271,845
89,076	Berendsen plc	1,425,910
55,814	Berkeley Group Holdings plc	2,932,947
107,000	BHP Billiton plc	2,112,828
58,892	Big Yellow Group plc	589,901
51,800	Bodycote plc	548,286
37,655	Booker Group plc	99,563
9,540	Bovis Homes Group plc	166,855
7,380	Britvic plc	83,148
44,463	Chesnara plc	227,052
53,948	Close Brothers Group plc	1,294,414
20,484	Concentric AB	242,851
70,631	Dart Group plc	438,364
185,006	Debenhams PLC	259,339
42,808	Dialog Semiconductor plc[a]	2,314,839
60,458	Diploma plc	767,552
610,962	Direct Line Insurance Group plc	3,224,976
405,040	DS Smith plc	2,456,222
52,248	Fenner plc	170,122
35,544	Foxtons Group plc	132,457
77,168	Galliford Try plc	2,108,511
482,360	Globo plc[a]	392,215
23,249	Go-Ahead Group plc	962,258
70,406	Greene King plc	934,502
27,352	Greggs plc	508,086
168,471	Halfords Group plc	1,397,105
69,509	Hiscox, Ltd.	916,689
554,169	Home Retail Group plc	1,471,538
588,795	Howden Joinery Group plc	4,779,085
175,950	HSBC Holdings plc ADR	7,884,319
11,195	Hunting plc	107,299
185,696	IG Group Holdings plc	2,176,605
100,007	Imperial Tobacco Group plc	4,816,529
443,702	Inchcape plc	5,648,072
247,910	Indivior plc[a]	875,655
128,881	Intermediate Capital Group plc	1,113,362
1,515,365	ITV plc	6,269,688
16,254	John Menzies plc	125,068
28,769	John Wood Group plc	291,163
382,736	Just Eat pcl[a]	2,445,626
19,694	Keller Group plc	316,545
59,046	Lancashire Holdings, Ltd.	571,616
149,921	Londonmetric Property plc	379,961
101,438	Lookers plc	252,771
5,203	Majestic Wine PLC	31,829
2,090,657	Man Group plc	5,152,742
40,511	Micro Focus International plc	865,403
31,482	Mitie Group plc	155,899
91,395	Mondi plc	1,967,655
187,893	Moneysupermarket.com Group plc	858,046
215,379	Pace plc	1,259,135
25,439	Premier Farnell PLC	69,109
235,012	Prudential plc	5,663,649
320,343	QinetiQ Group plc	1,127,881
136,625	Royal Dutch Shell plc, Class A	3,862,933
82,588	SABMiller plc	4,277,601
27,777	Safestore Holdings plc	123,404
26,547	Savills plc	394,441
70,308	Shire plc	5,649,181
48,799	Soco International plc	134,754
229,743	Speedy Hire plc	255,394
19,856	Stagecoach Group plc	125,980
289,252	Standard Chartered plc	4,632,171
49,386	Stobart Group, Ltd.	81,865
14,259	SVG Capital plc[a]	108,526
5,206	Synergy Health plc	140,612
1,434,609	Taylor Wimpey plc	4,183,692
72,940	Trinity Mirror plc	171,909
58,567	TT Electronics plc	133,520
179,441	Tullett Prebon plc	1,034,389
85,376	Unilever plc	3,665,951
53,251	WH Smith plc	1,277,047
2,073	Workspace Group plc	29,305
72,158	WS Atkins plc	1,717,350
27,478	Xchanging plc	51,977

	Total	141,733,650

United States (0.2%)
42,700	Yum! Brands, Inc.	3,846,416

	Total	3,846,416

	Total Common Stock (cost $1,365,763,118)	1,450,763,554

Principal Amount	Long-Term Fixed Income (10.2%)
Argentina (0.2%)
	Arcos Dorados BV
$ 361,000	6.625%, 9/27/2023[d]	346,560
	Argentina Government International Bond
60,000	Zero Coupon, 6/2/2017[e]	56,400
688,052	7.820%, 12/31/2033[e,f]	694,204
574,836	8.280%, 12/31/2033[e]	548,968
757,100	8.280%, 12/31/2033[e]	709,782
9,582,000	0.000%, 12/15/2035[f,g]	903,741
1,117,000	0.000%, 12/15/2035[g]	93,269
320,000	0.000%, 12/15/2035[g]	26,080

	Total	3,379,004

Azerbaijan (0.3%)
	Azerbaijan Government International Bond
550,000	4.750%, 3/18/2024[d]	560,340
2,800,000	4.750%, 3/18/2024	2,852,640
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	414,300
1,100,000	4.750%, 3/13/2023	1,047,172

	Total	4,874,452

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038*,[h]	87,375

	Total	87,375

Bermuda (<0.1%)
	Digicel Group, Ltd.
210,000	8.250%, 9/30/2020*	210,525

	Total	210,525

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	541,320
840,000	6.250%, 10/15/2049[i]	591,150

The accompanying Notes to Financial Statements are an integral part of this schedule.

133

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
Brazil (0.5%) - continued
	Banco do Estado do Rio Grande do Sul SA
$ 200,000	7.375%, 2/2/2022	$197,700
680,000	7.375%, 2/2/2022[d]	672,180
	Brazil Government International Bond
1,516,000	6.000%, 8/15/2050[j]	1,319,303
370,000	7.125%, 1/20/2037	418,100
	Brazil Loan Trust 1
570,378	5.477%, 7/24/2023	561,821
1,111,752	5.477%, 7/24/2023*	1,095,076
	Brazil Minas SPE via State of Minas Gerais
360,000	5.333%, 2/15/2028	340,200
1,480,000	5.333%, 2/15/2028*	1,398,600
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,c,e	0
	Tupy SA
450,000	6.625%, 7/17/2024[d]	440,437

	Total	7,575,887

Bulgaria (0.2%)
	Bulgaria Government International Bond
180,000	4.250%, 7/9/2017[f]	213,697
510,000	2.000%, 3/26/2022[f]	545,804
1,600,000	2.950%, 9/3/2024[f]	1,746,304
140,000	2.625%, 3/26/2027[f]	142,677
340,000	3.125%, 3/26/2035[f]	318,402

	Total	2,966,884

Chile (0.4%)
	AES Gener SA
120,000	5.250%, 8/15/2021[d]	126,857
620,000	5.250%, 8/15/2021	655,426
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	529,710
260,000	4.125%, 10/7/2020[d]	275,449
	Chile Government International Bond
150,000	3.625%, 10/30/2042	134,437
	Corpbanca SA
552,000	3.875%, 9/22/2019[d]	560,050
	E.CL SA
320,000	5.625%, 1/15/2021[d]	348,910
	E-CL SA
200,000	4.500%, 1/29/2025[d]	200,403
	Empresa Electrica Angamos SA
1,630,000	4.875%, 5/25/2029[d]	1,603,024
	GNL Quintero SA
200,000	4.634%, 7/31/2029	200,559
1,340,000	4.634%, 7/31/2029[d]	1,343,748
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	122,102
210,000	3.625%, 4/3/2023	188,300
448,000	4.375%, 1/28/2025*	410,257

	Total	6,699,232

China (0.1%)
	Biostime International Holdings, Ltd.
2,000,000	Zero Coupon, 2/20/2019[k]	244,145
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	220,940
1,320,000	6.800%, 1/17/2023	1,526,052

	Total	1,991,137

Colombia (0.3%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	667,875
	Colombia Government International Bond
40,000	8.700%, 2/15/2016	41,950
400,000	7.375%, 1/27/2017	435,200
277,000	7.375%, 3/18/2019	320,766
70,000	8.125%, 5/21/2024	89,705
130,000	7.375%, 9/18/2037	160,225
700,000	6.125%, 1/18/2041	757,750
980,000	5.625%, 2/26/2044	992,250
1,540,000	5.000%, 6/15/2045	1,424,500
	Ecopetrol SA
100,000	7.375%, 9/18/2043	104,820

	Total	4,995,041

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	205,100
410,000	5.250%, 8/12/2018[d]	420,455
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	413,075
890,000	6.250%, 11/1/2023[d]	894,450
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	37,162
340,000	5.625%, 4/30/2043	280,500
890,000	7.000%, 4/4/2044	861,075
200,000	7.158%, 3/12/2045	195,000
2,060,000	7.158%, 3/12/2045[d]	2,008,500

	Total	5,315,317

Croatia (0.5%)
	Croatia Government International Bond
420,000	6.750%, 11/5/2019	462,261
230,000	6.625%, 7/14/2020	251,526
320,000	6.375%, 3/24/2021[d]	345,200
540,000	6.375%, 3/24/2021	582,525
2,360,000	3.875%, 5/30/2022[f]	2,628,288
2,061,000	6.000%, 1/26/2024	2,178,996
2,110,000	3.000%, 3/11/2025[f]	2,117,104

	Total	8,565,900

Dominican Republic (0.7%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	408,000
	Dominican Republic Government International Bond
500,000	10.375%, 3/4/2022[l]	11,516
95,871	9.040%, 1/23/2018	103,301
8,100,000	15.000%, 4/5/2019[l]	211,670
3,600,000	16.000%, 7/10/2020[l]	100,593
813,000	7.500%, 5/6/2021	912,592
200,000	16.950%, 2/4/2022[l]	5,985
900,000	14.500%, 2/10/2023[l]	24,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

134

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
Dominican Republic (0.7%) - continued
$ 670,000	6.600%, 1/28/2024	$721,925
610,000	5.875%, 4/18/2024	632,875
6,000,000	11.500%, 5/10/2024[l]	145,184
310,000	8.625%, 4/20/2027	370,450
5,700,000	18.500%, 2/4/2028[d,l]	185,817
10,200,000	11.375%, 7/6/2029[l]	239,016
1,640,000	7.450%, 4/30/2044[d]	1,791,700
673,000	7.450%, 4/30/2044	735,253
2,172,000	6.850%, 1/27/2045	2,215,440
2,610,000	6.850%, 1/27/2045[d]	2,662,200

	Total	11,477,627

Ecuador (<0.1%)
	Ecuador Government International Bond
540,000	10.500%, 3/24/2020[d]	541,350
	EP PetroEcuador
447,368	5.912%, 9/24/2019[g]	395,921

	Total	937,271

Egypt (<0.1%)
	Egypt Government International Bond
260,000	5.875%, 6/11/2025[d]	253,890
100,000	6.875%, 4/30/2040	97,750

	Total	351,640

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	108,500
180,000	7.750%, 1/24/2023	195,525
90,000	6.375%, 1/18/2027	87,075
460,000	8.250%, 4/10/2032	502,550
330,000	7.650%, 6/15/2035	331,650
160,000	7.625%, 2/1/2041	159,000

	Total	1,384,300

Ethiopia (<0.1%)
	Ethiopia Government International Bond
200,000	6.625%, 12/11/2024	197,450
210,000	6.625%, 12/11/2024[d]	207,323

	Total	404,773

Gabon (<0.1%)
	Gabon Government International Bond
140,000	8.200%, 12/12/2017	148,750
250,000	6.950%, 6/16/2025[d]	248,125

	Total	396,875

Guatemala (0.1%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[d]	329,600
	Guatemala Government International Bond
450,000	5.750%, 6/6/2022	483,750
280,000	4.875%, 2/13/2028	273,700
380,000	4.875%, 2/13/2028[d]	371,450

	Total	1,458,500

Honduras (0.1%)
	Honduras Government International Bond
220,000	8.750%, 12/16/2020	249,150
1,370,000	8.750%, 12/16/2020*	1,551,525
270,000	7.500%, 3/15/2024*	292,050

	Total	2,092,725

Hong Kong (<0.1%)
	PCCW-HKT Capital No. 3, Ltd.
510,000	5.250%, 7/20/2015	510,870
	Wharf Finance, Ltd.
200,000	4.625%, 2/8/2017	208,408

	Total	719,278

Hungary (0.5%)
	Hungary Government International Bond
513,000	3.500%, 7/18/2016[f]	588,825
790,000	4.375%, 7/4/2017[f]	937,347
190,000	4.125%, 2/19/2018	197,742
1,880,000	5.750%, 6/11/2018[f]	2,366,631
700,000	6.000%, 1/11/2019[f]	900,890
330,000	4.000%, 3/25/2019	340,659
250,000	6.250%, 1/29/2020	280,000
260,000	5.375%, 2/21/2023	281,242
470,000	5.375%, 3/25/2024	509,362
690,000	7.625%, 3/29/2041	914,347
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	234,156

	Total	7,551,201

India (<0.1%)
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	186,000
480,000	8.000%, 8/1/2019[d]	446,400

	Total	632,400

Indonesia (0.5%)
	Indonesia Government International Bond
310,000	6.875%, 1/17/2018*	346,961
560,000	11.625%, 3/4/2019	733,600
200,000	5.875%, 1/15/2024	221,000
200,000	4.125%, 1/15/2025	196,250
585,000	8.500%, 10/12/2035	789,750
200,000	6.625%, 2/17/2037	226,000
520,000	7.750%, 1/17/2038	661,700
760,000	5.250%, 1/17/2042	730,550
200,000	4.625%, 4/15/2043	180,000
230,000	6.750%, 1/15/2044	266,800
960,000	5.125%, 1/15/2045[d]	915,600
	Majapahit Holding BV
100,000	7.750%, 10/17/2016	107,125
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[d]	208,500
	Perusahaan Penerbit SBSN Indonesia III
730,000	4.325%, 5/28/2025[d]	710,874
	Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
380,000	4.350%, 9/10/2024[d]	373,350

The accompanying Notes to Financial Statements are an integral part of this schedule.

135

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
Indonesia (0.5%) - continued
	PT Pertamina Persero
$ 390,000	5.625%, 5/20/2043[d]	$346,125
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	211,201

	Total	7,225,386

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	970,320

	Total	970,320

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	109,863
110,000	3.839%, 12/30/2018[d]	111,512

	Total	221,375

Italy (0.1%)
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,f	311,378
360,000	7.000%, 4/23/2021[f]	414,591

	Total	725,969

Jamaica (0.1%)
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[d]	754,831

	Total	754,831

Kazakhstan (0.1%)
	Kazakhstan Government International Bond
600,000	4.875%, 10/14/2044	517,500
	KazMunayGas National Company JSC
330,000	9.125%, 7/2/2018	372,900
904,000	5.750%, 4/30/2043	754,311

	Total	1,644,711

Kenya (<0.1%)
	Kenya Government International Bond
200,000	6.875%, 6/24/2024	202,916
470,000	6.875%, 6/24/2024[d]	476,853

	Total	679,769

Latvia (<0.1%)
	Latvia Government International Bond
581,000	5.250%, 2/22/2017	618,429

	Total	618,429

Lithuania (0.1%)
	Lithuania Government International Bond
100,000	7.375%, 2/11/2020	118,830
850,000	6.125%, 3/9/2021	978,222
1,010,000	6.625%, 2/1/2022	1,201,900

	Total	2,298,952

Luxembourg (0.1%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[d]	287,912
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[d]	1,458,825
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[d]	269,228
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	207,000
	Wind Acquisition Finance SA
500,000	7.375%, 4/23/2021[d]	505,625

	Total	2,728,590

Mexico (1.0%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[m]	165,603
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[d,f]	200,924
	Gruma SAB de CV
340,000	4.875%, 12/1/2024[d]	354,025
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	214,600
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	330,750
	Mexican Cetes
17,498,100	Zero Coupon, 7/2/2015[m]	111,310
37,911,900	Zero Coupon, 7/16/2015[m]	240,890
88,480,600	Zero Coupon, 7/23/2015[m]	561,874
77,792,200	Zero Coupon, 8/13/2015[m]	493,143
	Zero Coupon, 8/20/2015[m]	7,038,218
90,912,700	Zero Coupon, 9/10/2015[m]	574,842
38,314,200	Zero Coupon, 9/17/2015[m]	242,115
502,420,600	Zero Coupon, 10/1/2015[m]	3,171,092
	Mexican Udibonos
4,565,340	5.000%, 6/16/2016[m]	304,491
	Mexico Government International Bond
240,000	4.000%, 3/15/2115[f]	231,984
520,000	6.050%, 1/11/2040	590,200
385,000	5.550%, 1/21/2045	409,544
776,000	4.600%, 1/23/2046	717,800
	SixSigma Networks Mexico SA de CV
420,000	8.250%, 11/7/2021[d]	434,154
	Trust F/1401
200,000	6.950%, 1/30/2044	215,250
210,000	6.950%, 1/30/2044*	226,012

	Total	16,828,821

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
480,000	6.305%, 9/11/2020	446,160

	Total	446,160

Netherlands (<0.1%)
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	355,300

	Total	355,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

136

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
Nigeria (0.1%)
	Nigeria Government International Bond
$ 200,000	6.750%, 1/28/2021	$206,750
600,000	6.375%, 7/12/2023	602,400

	Total	809,150

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	384,338
750,000	7.250%, 4/15/2019[d]	786,101
210,000	6.750%, 12/3/2019*	215,250
260,000	8.250%, 4/15/2024[d]	282,750

	Total	1,668,439

Panama (0.2%)
	Panama Government International Bond
300,000	4.000%, 9/22/2024	301,500
410,000	3.750%, 3/16/2025	403,850
286,000	8.875%, 9/30/2027	404,690
1,079,000	9.375%, 4/1/2029	1,596,920
1,150,000	6.700%, 1/26/2036	1,420,250
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	116,497

	Total	4,243,707

Paraguay (0.1%)
	Banco Continental SAECA
451,000	8.875%, 10/15/2017	474,452
170,000	8.875%, 10/15/2017*	178,840
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	210,455
590,000	8.125%, 1/24/2019[d]	633,512
	Paraguay Government International Bond
420,000	4.625%, 1/25/2023[d]	424,200

	Total	1,921,459

Peru (0.3%)
	Abengoa Transmision Sur SA
200,000	6.875%, 4/30/2043	221,750
590,000	6.875%, 4/30/2043*	654,162
	Banco de Credito del Peru
34,000	2.750%, 1/9/2018	34,119
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	205,600
200,000	4.750%, 2/8/2022[d]	205,600
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[d]	77,525
640,000	6.750%, 11/23/2021	708,800
100,000	4.625%, 4/12/2023[d]	97,250
	Peru Government International Bond
920,000	5.625%, 11/18/2050	1,025,800
182,000	8.750%, 11/21/2033	274,820
670,000	6.550%, 3/14/2037	834,150

	Total	4,339,576

Philippines (0.2%)
	Alliance Global Group, Inc.
160,000	6.500%, 8/18/2017	169,600
	Energy Development Corporation
730,000	6.500%, 1/20/2021	805,007
	Philippines Government International Bond
810,000	9.875%, 1/15/2019	1,024,650
300,000	10.625%, 3/16/2025	478,875
218,000	7.750%, 1/14/2031	314,465
220,000	6.375%, 10/23/2034	291,775
200,000	3.950%, 1/20/2040	202,000
	San Miguel Corporation
200,000	4.875%, 4/26/2023	192,500

	Total	3,478,872

Romania (0.1%)
	Romania Government International Bond
538,000	5.250%, 6/17/2016[f]	626,640
310,000	3.625%, 4/24/2024[f]	363,394
550,000	6.125%, 1/22/2044	617,100

	Total	1,607,134

Russia (0.2%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018*,n	173,593
	EDC Finance, Ltd.
300,000	4.875%, 4/17/2020[d]	262,050
	Gazprom Neft OAO Via GPN Capital SA
814,000	4.375%, 9/19/2022	691,900
200,000	6.000%, 11/27/2023	183,500
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	210,980
310,000	6.125%, 11/9/2020	315,471
	Mobile Telesystems OJSC
620,000	5.000%, 5/30/2023	555,178
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	220,575
310,000	4.204%, 2/13/2018*	297,296
	Russia Government International Bond
800,000	4.875%, 9/16/2023	791,200
200,000	5.875%, 9/16/2043	192,648

	Total	3,894,391

Serbia (<0.1%)
	Montenegro Government International Bond
350,000	3.875%, 3/18/2020[d,f]	359,987

	Total	359,987

Singapore (<0.1%)
	Olam International, Ltd., Convertible
300,000	6.000%, 10/15/2016	307,125

	Total	307,125

The accompanying Notes to Financial Statements are an integral part of this schedule.

137

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
South Africa (<0.1%)
	South Africa Government International Bond
$ 510,000	5.375%, 7/24/2044	$508,609

	Total	508,609

South Korea (<0.1%)
	Export-Import Bank of Korea
270,000	0.900%, 8/14/2017*,[g]	269,904
	Kookmin Bank
200,000	1.526%, 10/11/2016[g]	201,691
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	202,939

	Total	674,534

Sri Lanka (0.3%)
	Sri Lanka Government International Bond
560,000	6.000%, 1/14/2019[d]	571,900
200,000	5.125%, 4/11/2019	199,000
171,000	6.250%, 10/4/2020[d]	175,070
1,403,000	6.250%, 10/4/2020	1,436,391
1,460,000	6.250%, 7/27/2021	1,480,075
510,000	5.875%, 7/25/2022	501,075
310,000	6.125%, 6/3/2025[d]	304,575

	Total	4,668,086

Supranational (<0.1%)
	Corporacion Andina de Fomento
600,000	5.750%, 1/12/2017	637,647
90,000	1.500%, 8/8/2017	90,482

	Total	728,129

Turkey (0.3%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	211,034
	Turkey Government International Bond
761,000	7.500%, 7/14/2017	839,840
280,000	6.750%, 4/3/2018	308,766
1,290,000	7.000%, 6/5/2020	1,472,488
780,000	4.250%, 4/14/2026	743,465
50,000	8.000%, 2/14/2034	64,475
460,000	6.875%, 3/17/2036	533,600
190,000	6.750%, 5/30/2040	218,500
200,000	6.000%, 1/14/2041	210,700
1,080,000	4.875%, 4/16/2043	982,757

	Total	5,585,625

Ukraine (0.2%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	211,333
	MHP SA
200,000	8.250%, 4/2/2020	160,000
	Ukraine Government International Bond
1,762,000	6.250%, 6/17/2016	872,190
1,522,000	9.250%, 7/24/2017	732,082
460,000	8.375%, 11/3/2017	224,252
440,000	6.750%, 11/14/2017	216,480
200,000	7.400%, 4/20/2018	97,844

	Total	2,514,181

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
210,120	5.888%, 6/15/2019	227,726
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	228,300
660,000	6.000%, 8/31/2036[d]	753,390

	Total	1,209,416

United States (0.8%)
	Comcel Trust
200,000	6.875%, 2/6/2024	210,500
	Commonwealth of Puerto Rico G.O.
100,000	5.750%, 7/1/2028	63,502
1,735,000	8.000%, 7/1/2035	1,175,480
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
75,000	5.500%, 7/1/2032	46,783
10,000	5.125%, 7/1/2037	6,050
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[o]	210,246
680,000	6.000%, 8/15/2040[p]	575,955
	Puerto Rico Sales Tax Financing Corporation Rev.
175,000	5.500%, 8/1/2028	90,704
75,000	Zero Coupon, 8/1/2032[h]	37,659
20,000	5.375%, 8/1/2038	9,677
50,000	5.375%, 8/1/2039	24,130
630,000	5.250%, 8/1/2041	299,256
1,030,000	5.500%, 8/1/2042	497,078
200,000	6.000%, 8/1/2042	101,756
10,000	5.000%, 8/1/2043	4,676
5,000	5.250%, 8/1/2043	2,375
	U.S. Treasury Bonds
600,000	3.000%, 11/15/2044	586,922
2,400,000	3.000%, 5/15/2045	2,352,000
	U.S. Treasury Notes
1,100,000	1.375%, 2/29/2020	1,090,461
1,600,000	1.375%, 3/31/2020	1,584,249
1,400,000	1.625%, 6/30/2020	1,399,891
2,700,000	2.000%, 10/31/2021	2,704,852
800,000	1.500%, 1/31/2022	774,500
300,000	2.125%, 6/30/2022	301,266

	Total	14,149,968

Uruguay (0.1%)
	Uruguay Government International Bond
928,852	5.100%, 6/18/2050	884,732

	Total	884,732

Venezuela (0.5%)
	Petroleos de Venezuela SA
80,000	5.250%, 4/12/2017	39,836
1,590,000	9.000%, 11/17/2021	647,925
590,000	6.000%, 5/16/2024	209,450
4,556,000	6.000%, 11/15/2026	1,605,990
100,000	5.375%, 4/12/2027	34,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

138

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value
Venezuela (0.5%) - continued
	Venezuela Government International Bond
$ 700,000	7.750%, 10/13/2019	$271,250
470,000	6.000%, 12/9/2020	173,900
400,000	12.750%, 8/23/2022	185,000
1,100,000	9.000%, 5/7/2023	426,250
1,359,000	8.250%, 10/13/2024	506,228
3,890,000	7.650%, 4/21/2025	1,419,850
734,000	11.750%, 10/21/2026	315,620
1,402,000	9.250%, 9/15/2027	592,345
1,105,000	9.250%, 5/7/2028	422,662
90,000	11.950%, 8/5/2031	38,475
810,000	9.375%, 1/13/2034	315,900
310,000	7.000%, 3/31/2038	108,500

	Total	7,313,431

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	115,600
	Vietnam Government International Bond
2,150,000	6.750%, 1/29/2020[d]	2,375,750
452,000	4.800%, 11/19/2024*	452,000

	Total	2,943,350

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	114,750
210,000	6.750%, 2/9/2022[d]	223,125

	Total	337,875

Zambia (<0.1%)
	Zambia Government International Bond
770,000	5.375%, 9/20/2022	665,088

	Total	665,088

	Total Long-Term Fixed Income (cost $184,816,211)	174,378,821

Shares	Preferred Stock (1.0%)
Brazil (0.2%)
673,532	Vale SA ADR[b]	3,401,336

	Total	3,401,336

Germany (0.2%)
32,260	Draegerwerk AG & Company KGaA	3,455,501

	Total	3,455,501

South Korea (0.6%)
11,150	Samsung Electronics Company, Ltd.	9,909,236

	Total	9,909,236

	Total Preferred Stock (cost $17,610,103)	16,766,073

	Collateral Held for Securities Loaned (0.9%)
14,629,592	Thrivent Cash Management Trust	14,629,592

	Total Collateral Held for Securities Loaned (cost $14,629,592)	14,629,592

Shares or Principal Amount	Short-Term Investments (2.8%)[q]
	Federal Home Loan Bank Discount Notes
200,000	0.065%, 7/7/2015[r]	199,998
100,000	0.080%, 8/18/2015[r]	99,989
	Federal National Mortgage Association Discount Notes
100,000	0.050%, 9/14/2015[r]	99,990
	Thrivent Cash Management Trust
47,198,194	0.070%	47,198,194

	Total Short-Term Investments (at amortized cost)	47,598,171

	Total Investments (cost $1,630,417,195) 100.2%	$1,704,136,211

	Other Assets and Liabilities, Net (0.2%)	(3,509,934)

	Total Net Assets 100.0%	$1,700,626,277

The accompanying Notes to Financial Statements are an integral part of this schedule.

139

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $33,427,985 or 2.0% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Hong Kong Dollar.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At June 30, 2015, $399,977 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,971
AHML Finance, Ltd., 2/13/2018	1/31/2013	356,524
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,145
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,145,940
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,483,465
Digicel Group, Ltd., 9/30/2020	6/26/2015	212,520
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,325
Honduras Government International Bond, 3/15/2024	3/12/2013	270,000
Honduras Government International Bond, 12/16/2020	12/11/2013	1,370,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Indonesia Government International Bond, 1/17/2018	2/6/2015	345,187
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Trust F/1401, 1/30/2044	1/23/2014	203,882
Vietnam Government International Bond, 11/19/2024	11/7/2014	456,083
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue

The accompanying Notes to Financial Statements are an integral part of this schedule.

140

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (12.3%)
9,900	Amazon.com, Inc.[a]	$4,297,491
1,900	AutoNation, Inc.[a]	119,662
800	AutoZone, Inc.[a]	533,520
4,500	Bed Bath & Beyond, Inc.[a]	310,410
7,575	Best Buy Company, Inc.	247,021
5,800	BorgWarner, Inc.	329,672
5,650	Cablevision Systems Corporation[b]	135,261
5,400	CarMax, Inc.[a]	357,534
11,650	Carnival Corporation	575,393
11,822	CBS Corporation	656,121
800	Chipotle Mexican Grill, Inc.[a]	483,992
7,200	Coach, Inc.	249,192
65,065	Comcast Corporation	3,913,009
8,550	D.R. Horton, Inc.	233,928
3,250	Darden Restaurants, Inc.	231,010
7,450	Delphi Automotive plc	633,921
13,050	DIRECTV[a]	1,210,910
3,850	Discovery Communications, Inc., Class Aa,b	128,051
6,850	Discovery Communications, Inc., Class Ca	212,898
7,700	Dollar General Corporation	598,598
5,350	Dollar Tree, Inc.[a]	422,596
2,550	Expedia, Inc.	278,843
2,450	Family Dollar Stores, Inc.	193,084
102,911	Ford Motor Company	1,544,694
1,100	Fossil, Inc.[a]	76,296
6,862	Gap, Inc.	261,923
3,150	Garmin, Ltd.	138,380
35,038	General Motors Company	1,167,817
4,000	Genuine Parts Company	358,120
6,900	Goodyear Tire & Rubber Company	208,035
7,200	H&R Block, Inc.	213,480
10,400	Hanesbrands, Inc.	346,528
5,400	Harley-Davidson, Inc.	304,290
1,800	Harman International Industries, Inc.	214,092
2,900	Hasbro, Inc.	216,891
33,750	Home Depot, Inc.	3,750,637
10,667	Interpublic Group of Companies, Inc.	205,553
17,050	Johnson Controls, Inc.	844,486
5,200	Kohl’s Corporation	325,572
3,650	Leggett & Platt, Inc.	177,682
4,600	Lennar Corporation	234,784
6,304	Limited Brands, Inc.	540,442
24,300	Lowe’s Companies, Inc.	1,627,371
8,818	Macy’s, Inc.	594,950
5,356	Marriott International, Inc.	398,433
8,750	Mattel, Inc.	224,787
24,850	McDonald’s Corporation	2,362,489
5,200	Michael Kors Holdings, Ltd.[a]	218,868
1,550	Mohawk Industries, Inc.[a]	295,895
1,500	Netflix, Inc.[a]	985,410
7,023	Newell Rubbermaid, Inc.	288,716
12,975	News Corporation[a]	189,305
18,100	NIKE, Inc.	1,955,162
3,650	Nordstrom, Inc.	271,925
6,400	Omnicom Group, Inc.	444,736
2,550	O’Reilly Automotive, Inc.[a]	576,249
1,300	Priceline Group, Inc.[a]	1,496,781
8,492	Pulte Group, Inc.	171,114
2,050	PVH Corporation	236,160
1,500	Ralph Lauren Corporation	198,540
10,700	Ross Stores, Inc.	520,127
4,250	Royal Caribbean Cruises, Ltd.	334,433
2,550	Scripps Networks Interactive, Inc.	166,694
2,050	Sherwin-Williams Company	563,791
1,500	Snap-On, Inc.	238,875
16,625	Staples, Inc.	254,529
38,900	Starbucks Corporation	2,085,623
4,450	Starwood Hotels & Resorts Worldwide, Inc.	360,850
16,600	Target Corporation	1,355,058
5,850	Tegna, Inc.[a]	187,610
2,850	Tiffany & Company	261,630
7,308	Time Warner Cable, Inc.	1,302,066
21,500	Time Warner, Inc.	1,879,315
17,600	TJX Companies, Inc.	1,164,592
3,450	Tractor Supply Company	310,293
2,800	TripAdvisor, Inc.[a]	243,992
46,000	Twenty-First Century Fox, Inc.	1,497,070
4,350	Under Armour, Inc.[a]	362,964
2,500	Urban Outfitters, Inc.[a]	87,500
8,850	VF Corporation	617,199
9,272	Viacom, Inc.	599,342
40,497	Walt Disney Company	4,622,328
1,957	Whirlpool Corporation	338,659
3,122	Wyndham Worldwide Corporation	255,723
2,100	Wynn Resorts, Ltd.	207,207
11,280	Yum! Brands, Inc.	1,016,102

	Total	60,852,282

Consumer Staples (9.0%)
51,050	Altria Group, Inc.	2,496,855
16,168	Archer-Daniels-Midland Company	779,621
4,037	Brown-Forman Corporation	404,427
4,600	Campbell Soup Company	219,190
3,450	Clorox Company	358,869
101,650	Coca-Cola Company	3,987,729
5,600	Coca-Cola Enterprises, Inc.	243,264
22,000	Colgate-Palmolive Company	1,439,020
11,050	ConAgra Foods, Inc.	483,106
4,350	Constellation Brands, Inc.	504,687
11,450	Costco Wholesale Corporation	1,546,437
29,194	CVS Health Corporation	3,061,867
5,000	Dr Pepper Snapple Group, Inc.	364,500
5,800	Estee Lauder Companies, Inc.	502,628
15,500	General Mills, Inc.	863,660
3,800	Hershey Company	337,554
3,500	Hormel Foods Corporation	197,295
2,551	J.M. Smucker Company	276,554
6,500	Kellogg Company	407,550
3,000	Keurig Green Mountain, Inc.	229,890
9,442	Kimberly-Clark Corporation	1,000,569
15,267	Kraft Foods Group, Inc.	1,299,832
12,750	Kroger Company	924,503
3,300	McCormick & Company, Inc.	267,135
5,278	Mead Johnson Nutrition Company	476,181
4,150	Molson Coors Brewing Company	289,711
42,252	Mondelez International, Inc.	1,738,247
3,800	Monster Beverage Corporation[a]	509,276
38,330	PepsiCo, Inc.	3,577,722
40,100	Philip Morris International, Inc.	3,214,817
70,388	Procter & Gamble Company	5,507,157
10,719	Reynolds American, Inc.	800,281
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	5,531
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	266
15,300	Sysco Corporation	552,330
7,500	Tyson Foods, Inc.	319,725
22,700	Walgreens Boots Alliance, Inc.	1,916,788

The accompanying Notes to Financial Statements are an integral part of this schedule.

141

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Staples (9.0%) - continued
40,950	Wal-Mart Stores, Inc.	$2,904,584
9,400	Whole Foods Market, Inc.	370,736

	Total	44,380,094

Energy (7.5%)
13,122	Anadarko Petroleum Corporation	1,024,303
9,670	Apache Corporation	557,282
11,283	Baker Hughes, Inc.	696,161
10,750	Cabot Oil & Gas Corporation	339,055
5,000	Cameron International Corporation[a]	261,850
13,300	Chesapeake Energy Corporation[b]	148,561
48,696	Chevron Corporation	4,697,703
2,350	Cimarex Energy Company	259,229
31,949	ConocoPhillips	1,961,988
5,950	Consol Energy, Inc.	129,353
9,950	Devon Energy Corporation	591,925
1,700	Diamond Offshore Drilling, Inc.[b]	43,877
6,000	Ensco plc	133,620
14,150	EOG Resources, Inc.	1,238,832
3,950	EQT Corporation	321,293
108,490	Exxon Mobil Corporation	9,026,368
5,950	FMC Technologies, Inc.[a]	246,866
22,000	Halliburton Company	947,540
2,750	Helmerich & Payne, Inc.	193,655
6,300	Hess Corporation	421,344
44,950	Kinder Morgan, Inc.	1,725,631
17,418	Marathon Oil Corporation	462,274
14,068	Marathon Petroleum Corporation	735,897
4,250	Murphy Oil Corporation	176,673
10,150	National Oilwell Varco, Inc.	490,042
4,200	Newfield Exploration Company[a]	151,704
6,150	Noble Corporation	94,649
10,000	Noble Energy, Inc.	426,800
19,900	Occidental Petroleum Corporation	1,547,623
5,400	ONEOK, Inc.	213,192
14,024	Phillips 66	1,129,773
3,800	Pioneer Natural Resources Company	527,022
4,300	Range Resources Corporation	212,334
32,944	Schlumberger, Ltd.	2,839,443
9,950	Southwestern Energy Company[a]	226,164
17,354	Spectra Energy Corporation	565,740
3,200	Tesoro Corporation	270,112
8,750	Transocean, Ltd.[b]	141,050
13,200	Valero Energy Corporation	826,320
17,500	Williams Companies, Inc.	1,004,325

	Total	37,007,573

Financials (15.8%)
8,400	ACE, Ltd.	854,112
1,400	Affiliated Managers Group, Inc.[a]	306,040
11,300	Aflac, Inc.	702,860
10,682	Allstate Corporation	692,941
22,700	American Express Company	1,764,244
34,567	American International Group, Inc.	2,136,932
11,000	American Tower Corporation	1,026,190
4,700	Ameriprise Financial, Inc.	587,171
7,275	Aon plc	725,172
4,036	Apartment Investment & Management Company	149,049
1,700	Assurant, Inc.	113,900
3,401	AvalonBay Communities, Inc.	543,718
272,160	Bank of America Corporation	4,632,163
29,002	Bank of New York Mellon Corporation	1,217,214
18,850	BB&T Corporation	759,843
47,319	Berkshire Hathaway, Inc.[a]	6,440,589
3,300	BlackRock, Inc.	1,141,734
4,000	Boston Properties, Inc.	484,160
14,223	Capital One Financial Corporation	1,251,197
7,300	CBRE Group, Inc.[a]	270,100
29,875	Charles Schwab Corporation	975,419
5,900	Chubb Corporation	561,326
3,838	Cincinnati Financial Corporation	192,591
78,593	Citigroup, Inc.	4,341,477
8,250	CME Group, Inc.	767,745
4,600	Comerica, Inc.	236,072
8,700	Crown Castle International Corporation	698,610
11,475	Discover Financial Services	661,190
7,510	E*TRADE Financial Corporation[a]	224,924
9,450	Equity Residential	663,106
1,600	Essex Property Trust, Inc.	340,000
20,994	Fifth Third Bancorp	437,095
10,100	Franklin Resources, Inc.	495,203
16,350	General Growth Properties, Inc.	419,541
12,850	Genworth Financial, Inc.[a]	97,275
10,450	Goldman Sachs Group, Inc.	2,181,855
10,850	Hartford Financial Services Group, Inc.	451,034
11,950	HCP, Inc.	435,817
9,100	Health Care REIT, Inc.	597,233
19,641	Host Hotels & Resorts, Inc.	389,481
12,500	Hudson City Bancorp, Inc.	123,500
20,971	Huntington Bancshares, Inc.	237,182
2,800	Intercontinental Exchange, Inc.	626,108
11,100	Invesco, Ltd.	416,139
4,932	Iron Mountain, Inc.	152,892
96,198	J.P. Morgan Chase & Company	6,518,376
22,000	KeyCorp	330,440
10,750	Kimco Realty Corporation	242,305
2,500	Legg Mason, Inc.	128,825
8,151	Leucadia National Corporation	197,906
6,494	Lincoln National Corporation	384,575
7,700	Loews Corporation	296,527
3,500	M&T Bank Corporation	437,255
3,700	Macerich Company	276,020
13,950	Marsh & McLennan Companies, Inc.	790,965
7,100	McGraw-Hill Financial, Inc.	713,195
28,832	MetLife, Inc.	1,614,304
4,600	Moody’s Corporation	496,616
39,900	Morgan Stanley	1,547,721
3,150	NASDAQ OMX Group, Inc.	153,752
10,150	Navient Corporation	184,832
5,650	Northern Trust Corporation	431,999
7,950	People’s United Financial, Inc.	128,870
4,550	Plum Creek Timber Company, Inc.	184,593
13,514	PNC Financial Services Group, Inc.	1,292,614
7,150	Principal Financial Group, Inc.	366,724
13,900	Progressive Corporation	386,837
13,546	Prologis, Inc.	502,557
11,700	Prudential Financial, Inc.	1,023,984
3,800	Public Storage, Inc.	700,606
6,000	Realty Income Corporation	266,340
34,727	Regions Financial Corporation	359,772
8,044	Simon Property Group, Inc.	1,391,773
2,510	SL Green Realty Corporation	275,824
10,700	State Street Corporation	823,900
13,400	SunTrust Banks, Inc.	576,468
6,768	T. Rowe Price Group, Inc.	526,077
3,250	Torchmark Corporation	189,215
8,281	Travelers Companies, Inc.	800,441
46,085	U.S. Bancorp	2,000,089

The accompanying Notes to Financial Statements are an integral part of this schedule.

142

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Financials (15.8%) - continued
6,474	Unum Group	$231,445
8,550	Ventas, Inc.	530,870
4,497	Vornado Realty Trust	426,900
121,540	Wells Fargo & Company	6,835,410
13,432	Weyerhaeuser Company	423,108
7,950	XL Group plc	295,740
5,350	Zions Bancorporation	169,782

	Total	77,977,696

Health Care (14.7%)
38,650	Abbott Laboratories	1,896,942
44,600	AbbVie, Inc.	2,996,674
10,142	Actavis, Inc.[a]	3,077,691
9,089	Aetna, Inc.	1,158,484
5,800	Alexion Pharmaceuticals, Inc.[a]	1,048,466
5,450	AmerisourceBergen Corporation	579,553
19,690	Amgen, Inc.	3,022,809
6,900	Anthem, Inc.	1,132,566
14,000	Baxter International, Inc.	979,020
5,375	Becton, Dickinson and Company	761,369
6,100	Biogen, Inc.[a]	2,464,034
34,650	Boston Scientific Corporation[a]	613,305
43,148	Bristol-Myers Squibb Company	2,871,068
1,900	C.R. Bard, Inc.	324,330
8,475	Cardinal Health, Inc.	708,934
20,650	Celgene Corporation[a]	2,389,928
7,900	Cerner Corporation[a]	545,574
6,650	CIGNA Corporation	1,077,300
4,400	DaVita HealthCare Partners, Inc.[a]	349,668
3,650	DENTSPLY International, Inc.	188,158
2,700	Edwards Lifesciences Corporation[a]	384,561
25,300	Eli Lilly and Company	2,112,297
5,200	Endo International plc[a]	414,180
18,945	Express Scripts Holding Company[a]	1,684,968
38,050	Gilead Sciences, Inc.	4,454,894
7,600	HCA Holdings, Inc.[a]	689,472
2,070	Henry Schein, Inc.[a]	294,188
4,380	Hospira, Inc.[a]	388,550
3,850	Humana, Inc.	736,428
950	Intuitive Surgical, Inc.[a]	460,275
72,040	Johnson & Johnson	7,021,018
2,600	Laboratory Corporation of America Holdings[a]	315,172
3,050	Mallinckrodt, LLC[a]	359,046
5,992	McKesson Corporation	1,347,062
36,929	Medtronic, Inc.	2,736,439
73,333	Merck & Company, Inc.	4,174,848
10,750	Mylan NVa	729,495
2,150	Patterson Companies, Inc.	104,597
2,850	PerkinElmer, Inc.	150,024
3,700	Perrigo Company plc	683,871
159,410	Pfizer, Inc.	5,345,017
3,700	Quest Diagnostics, Inc.	268,324
1,950	Regeneron Pharmaceuticals, Inc.[a]	994,753
7,334	St. Jude Medical, Inc.	535,895
7,750	Stryker Corporation	740,668
2,525	Tenet Healthcare Corporation[a]	146,147
10,250	Thermo Fisher Scientific, Inc.	1,330,040
24,750	UnitedHealth Group, Inc.	3,019,500
2,350	Universal Health Services, Inc.	333,935
2,500	Varian Medical Systems, Inc.[a]	210,825
6,300	Vertex Pharmaceuticals, Inc.[a]	777,924
2,100	Waters Corporation[a]	269,598
4,400	Zimmer Holdings, Inc.	480,612
13,050	Zoetis, Inc.	629,271

	Total	72,509,767

Industrials (9.7%)
16,450	3M Company	2,538,235
4,350	ADT Corporation[b]	146,030
2,451	Allegion plc	147,403
6,200	AMETEK, Inc.	339,636
16,760	Boeing Company	2,324,947
3,700	C.H. Robinson Worldwide, Inc.	230,843
15,600	Caterpillar, Inc.	1,323,192
2,400	Cintas Corporation	203,016
25,700	CSX Corporation	839,105
4,250	Cummins, Inc.	557,557
15,900	Danaher Corporation	1,360,881
8,650	Deere & Company	839,482
21,400	Delta Air Lines, Inc.	879,112
4,150	Dover Corporation	291,247
850	Dun & Bradstreet Corporation	103,700
12,194	Eaton Corporation	822,973
17,400	Emerson Electric Company	964,482
3,050	Equifax, Inc.	296,124
5,000	Expeditors International of Washington, Inc.	230,525
7,050	Fastenal Company[b]	297,369
6,860	FedEx Corporation	1,168,944
1,950	First Solar, Inc.[a]	91,611
3,450	Flowserve Corporation	181,677
3,800	Fluor Corporation	201,438
8,100	General Dynamics Corporation	1,147,689
261,200	General Electric Company	6,940,084
20,375	Honeywell International, Inc.	2,077,639
8,850	Illinois Tool Works, Inc.	812,341
6,900	Ingersoll-Rand plc	465,198
3,300	Jacobs Engineering Group, Inc.[a]	134,046
2,300	JB Hunt Transport Services, Inc.	188,807
2,450	Joy Global, Inc.	88,690
2,800	Kansas City Southern	255,360
2,150	L-3 Communications Holdings, Inc.	243,767
6,950	Lockheed Martin Corporation	1,292,005
9,100	Masco Corporation	242,697
9,650	Nielsen NV	432,031
7,900	Norfolk Southern Corporation	690,144
5,048	Northrop Grumman Corporation	800,764
9,187	PACCAR, Inc.	586,222
2,750	Pall Corporation	342,238
3,625	Parker Hannifin Corporation	421,696
4,649	Pentair, Ltd.	319,619
5,200	Pitney Bowes, Inc.	108,212
3,600	Precision Castparts Corporation	719,532
5,400	Quanta Services, Inc.[a]	155,628
7,950	Raytheon Company	760,656
6,470	Republic Services, Inc.	253,430
3,450	Robert Half International, Inc.	191,475
3,450	Rockwell Automation, Inc.	430,008
3,450	Rockwell Collins, Inc.	318,607
2,550	Roper Industries, Inc.	439,773
1,350	Ryder System, Inc.	117,950
17,350	Southwest Airlines Company	574,112
4,000	Stanley Black & Decker, Inc.	420,960
2,200	Stericycle, Inc.[a]	294,602
7,250	Textron, Inc.	323,568
10,900	Tyco International plc	419,432
22,800	Union Pacific Corporation	2,174,436
17,950	United Parcel Service, Inc.	1,739,535
2,450	United Rentals, Inc.[a]	214,669

The accompanying Notes to Financial Statements are an integral part of this schedule.

143

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Industrials (9.7%) - continued
21,400	United Technologies Corporation	$2,373,902
18,040	US Airways Group, Inc.	720,427
1,500	W.W. Grainger, Inc.	354,975
11,099	Waste Management, Inc.	514,439
4,700	Xylem, Inc.	174,229

	Total	47,655,123

Information Technology (19.0%)
16,300	Accenture plc	1,577,514
12,300	Adobe Systems, Inc.[a]	996,423
8,665	Agilent Technologies, Inc.	334,296
4,600	Akamai Technologies, Inc.[a]	321,172
1,600	Alliance Data Systems Corporation[a]	467,104
7,750	Altera Corporation	396,800
8,050	Amphenol Corporation	466,659
8,100	Analog Devices, Inc.	519,898
149,550	Apple, Inc.[d]	18,757,309
31,950	Applied Materials, Inc.	614,079
5,900	Autodesk, Inc.[a]	295,442
12,200	Automatic Data Processing, Inc.	978,806
6,600	Avago Technologies, Ltd.	877,338
14,150	Broadcom Corporation	728,583
8,262	CA, Inc.	241,994
132,000	Cisco Systems, Inc.	3,624,720
4,150	Citrix Systems, Inc.[a]	291,164
15,800	Cognizant Technology Solutions Corporation[a]	965,222
3,650	Computer Sciences Corporation	239,586
32,700	Corning, Inc.	645,171
28,650	eBay, Inc.[a]	1,725,876
8,100	Electronic Arts, Inc.[a]	538,650
50,436	EMC Corporation	1,331,006
1,400	Equinix, Inc.	355,600
1,850	F5 Networks, Inc.[a]	222,648
54,600	Facebook, Inc.[a]	4,682,769
7,450	Fidelity National Information Services, Inc.	460,410
6,100	Fiserv, Inc.[a]	505,263
3,600	FLIR Systems, Inc.	110,952
2,700	GameStop Corporation[b]	115,992
7,450	Google, Inc., Class Aa	4,023,298
7,469	Google, Inc., Class Ca	3,887,689
3,200	Harris Corporation	246,112
46,886	Hewlett-Packard Company	1,407,049
122,600	Intel Corporation	3,728,879
23,750	International Business Machines Corporation	3,863,175
7,150	Intuit, Inc.	720,506
9,150	Juniper Networks, Inc.	237,625
4,200	KLA-Tencor Corporation	236,082
4,100	Lam Research Corporation	333,535
6,150	Linear Technology Corporation	272,015
25,250	MasterCard, Inc.	2,360,370
5,250	Microchip Technology, Inc.[b]	248,981
28,000	Micron Technology, Inc.[a]	527,520
209,900	Microsoft Corporation	9,267,085
4,855	Motorola Solutions, Inc.	278,386
8,050	NetApp, Inc.	254,058
13,400	NVIDIA Corporation	269,474
82,937	Oracle Corporation	3,342,361
8,400	Paychex, Inc.	393,792
3,800	Qorvo, Inc.[a]	305,026
42,300	QUALCOMM, Inc.	2,649,249
4,750	Red Hat, Inc.[a]	360,668
15,750	Salesforce.com, Inc.[a]	1,096,673
5,450	SanDisk Corporation	317,299
8,250	Seagate Technology plc	391,875
5,000	Skyworks Solutions, Inc.	520,500
17,674	Symantec Corporation	410,921
10,550	TE Connectivity, Ltd.	678,365
3,750	Teradata Corporation[a]	138,750
27,050	Texas Instruments, Inc.	1,393,345
4,200	Total System Services, Inc.	175,434
2,700	VeriSign, Inc.[a,b]	166,644
50,200	Visa, Inc.	3,370,930
5,600	Western Digital Corporation	439,152
13,380	Western Union Company	272,015
26,935	Xerox Corporation	286,588
6,700	Xilinx, Inc.	295,872
22,650	Yahoo!, Inc.[a]	889,918

	Total	93,445,662

Materials (2.9%)
5,050	Air Products and Chemicals, Inc.	690,991
1,700	Airgas, Inc.	179,826
31,564	Alcoa, Inc.	351,939
2,769	Allegheny Technologies, Inc.	83,624
2,300	Avery Dennison Corporation	140,162
3,550	Ball Corporation	249,032
6,000	CF Industries Holdings, Inc.	385,680
27,993	Dow Chemical Company	1,432,402
23,411	E.I. du Pont de Nemours and Company	1,497,133
3,850	Eastman Chemical Company	315,007
6,950	Ecolab, Inc.	785,836
3,450	FMC Corporation	181,298
26,942	Freeport-McMoRan, Inc.	501,660
2,000	International Flavors & Fragrances, Inc.	218,580
10,921	International Paper Company	519,730
10,100	LyondellBasell Industries NV	1,045,552
1,550	Martin Marietta Materials, Inc.	219,341
4,281	MeadWestvaco Corporation	202,020
12,378	Monsanto Company	1,319,371
8,000	Mosaic Company	374,800
13,748	Newmont Mining Corporation	321,153
8,250	Nucor Corporation	363,578
4,200	Owens-Illinois, Inc.[a]	96,348
7,000	PPG Industries, Inc.	803,040
7,500	Praxair, Inc.	896,625
5,502	Sealed Air Corporation	282,693
3,100	Sigma-Aldrich Corporation	431,985
3,400	Vulcan Materials Company	285,362

	Total	14,174,768

Telecommunications Services (2.2%)
134,839	AT&T, Inc.	4,789,481
14,725	CenturyLink, Inc.	432,620
29,928	Frontier Communications Corporation	148,144
7,601	Level 3 Communications, Inc.[a]	400,345
105,796	Verizon Communications, Inc.	4,931,152

	Total	10,701,742

Utilities (2.7%)
17,710	AES Corporation	234,835
3,105	AGL Resources, Inc.	144,569
6,250	Ameren Corporation	235,500
12,760	American Electric Power Company, Inc.	675,897
11,173	CenterPoint Energy, Inc.	212,622

The accompanying Notes to Financial Statements are an integral part of this schedule.

144

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value
Utilities (2.7%) - continued
7,200	CMS Energy Corporation	$229,248
7,600	Consolidated Edison, Inc.	439,888
15,294	Dominion Resources, Inc.	1,022,710
4,550	DTE Energy Company	339,612
17,952	Duke Energy Corporation	1,267,770
8,400	Edison International, Inc.	466,872
4,650	Entergy Corporation	327,825
22,324	Exelon Corporation	701,420
10,934	FirstEnergy Corporation	355,902
11,550	NextEra Energy, Inc.	1,132,246
8,159	NiSource, Inc.	371,969
8,200	Northeast Utilities	372,362
8,700	NRG Energy, Inc.	199,056
6,550	Pepco Holdings, Inc.	176,457
12,400	PG&E Corporation	608,840
2,800	Pinnacle West Capital Corporation	159,292
17,300	PPL Corporation	509,831
13,150	Public Service Enterprise Group, Inc.	516,532
3,750	SCANA Corporation	189,938
5,975	Sempra Energy	591,166
23,600	Southern Company	988,840
6,150	TECO Energy, Inc.	108,609
8,067	Wisconsin Energy Corporation	362,751
13,155	Xcel Energy, Inc.	423,328

	Total	13,365,887

	Total Common Stock (cost $280,841,721)	472,070,594

	Collateral Held for Securities Loaned (0.3%)
1,557,348	Thrivent Cash Management Trust	1,557,348

	Total Collateral Held for Securities Loaned (cost $1,557,348)	1,557,348

Shares or Principal Amount	Short-Term Investments (4.0%)[e]
	Federal Home Loan Bank Discount Notes
800,000	0.075%, 7/8/2015[d]	799,988
	Thrivent Cash Management Trust
19,145,318	0.070%	19,145,318

	Total Short-Term Investments (at amortized cost)	19,945,306

	Total Investments (cost $302,344,375) 100.1%	$493,573,248

	Other Assets and Liabilities, Net (0.1%)	(662,972)

	Total Net Assets 100.0%	$492,910,276

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
d	At June 30, 2015, $2,555,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

145

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,604,914	3.750%, 6/30/2019	$1,421,809
	Ineos US Finance, LLC, Term Loan
1,533,724	3.750%, 12/15/2020	1,522,543

	Total	2,944,352

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,533,333	3.750%, 10/9/2019	1,513,017
	Berry Plastics Group, Inc., Term Loan
1,564,000	3.500%, 2/8/2020	1,555,648

	Total	3,068,665

Communications Services (1.3%)
	Charter Communications Operating, LLC, Term Loan
940,800	3.000%, 1/3/2021	928,372
	Clear Channel Communications, Inc., Term Loan
384,298	7.687%, 7/30/2019	358,623
	Hargray Communications Group, Inc., Term Loan
1,543,482	5.250%, 6/26/2019	1,549,748
	iHeartCommunications, Inc., Term Loan
1,194,893	6.937%, 1/30/2019	1,101,751
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,774,429
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,599,504
	NEP/NCP Holdco, Inc., Term Loan
1,564,240	4.250%, 1/22/2020	1,538,821
	TNS, Inc., Term Loan
1,357,283	5.000%, 2/14/2020	1,356,713
	Univision Communications, Inc., Term Loan
1,625,600	4.000%, 3/1/2020	1,611,083
	Virgin Media Investment Holdings, Ltd., Term Loan
1,077,314	3.500%, 6/30/2023	1,065,647
	WideOpenWest Finance, LLC, Term Loan
1,564,080	4.500%, 4/1/2019	1,559,951
	Yankee Cable Acquisition, LLC, Term Loan
1,489,595	4.250%, 3/1/2020	1,489,595
	Zayo Group, LLC, Term Loan
1,559,935	3.750%, 7/2/2019	1,545,412

	Total	17,479,649

Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	4.250%, 8/13/2021	1,300,810
	Chrysler Group, LLC, Term Loan
1,543,817	3.500%, 5/24/2017	1,539,787
	MGM Resorts International, Term Loan
936,000	3.500%, 12/20/2019	928,746
	ROC Finance, LLC, Term Loan
1,572,000	5.000%, 6/20/2019	1,539,900

	Total	5,309,243

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
1,708,794	5.375%, 3/21/2019	1,714,347
	CHS/Community Health Systems, Inc., Term Loan
431,077	3.534%, 12/31/2018	430,702
404,558	3.750%, 1/27/2021	404,441
744,376	4.000%, 1/27/2021	745,135
	McGraw-Hill Global Education Holdings, LLC, Term Loan
669,262	4.750%, 3/22/2019	670,379
	Roundy’s Supermarkets, Inc., Term Loan
1,304,030	5.750%, 3/3/2021	1,258,389
	Visant Corporation, Term Loan
1,224,943	7.000%, 9/23/2021	1,180,025

	Total	6,403,418

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,556,919	6.250%, 5/16/2018	1,059,686
	McJunkin Red Man Corporation, Term Loan
427,162	5.000%, 11/8/2019	423,424
	Offshore Group Investment, Ltd., Term Loan
782,000	5.750%, 3/28/2019	474,088

	Total	1,957,198

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,560,000	4.000%, 10/15/2019	1,558,050

	Total	1,558,050

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,510,942	5.000%, 9/10/2020	1,419,575
	First Data Corporation, Term Loan
1,600,000	3.687%, 3/23/2018	1,593,424
	Freescale Semiconductor, Inc., Term Loan
1,564,180	4.250%, 2/28/2020	1,564,618
	Infor US, Inc., Term Loan
1,097,939	3.750%, 6/3/2020	1,081,931
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	435,436
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	579,354

	Total	6,674,338

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,552,350	3.500%, 6/27/2020	1,535,864

The accompanying Notes to Financial Statements are an integral part of this schedule.

146

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Transportation (0.3%) - continued
	Delta Air Lines, Inc., Term Loan
$2,374,560	3.250%, 4/20/2017	$2,367,626

	Total	3,903,490

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,264,250	4.000%, 10/9/2019	1,262,670
1,258,846	3.500%, 5/27/2022	1,246,572

	Total	2,509,242

	Total Bank Loans (cost $53,148,484)	51,807,645

	Long-Term Fixed Income (91.0%)
Asset-Backed Securities (1.2%)
	CAM Mortgage, LLC
3,750,000	3.500%, 7/15/2064*	3,750,000
	GMAC Mortgage Corporation Loan Trust
2,561,937	0.365%, 8/25/2035[b,c]	2,351,833
3,355,651	0.365%, 12/25/2036[b,c]	2,960,090
	IndyMac Seconds Asset-Backed Trust
526,314	0.527%, 10/25/2036[b,c]	333,053
	Renaissance Home Equity Loan Trust
2,152,170	5.746%, 5/25/2036[d]	1,515,642
2,000,000	6.011%, 5/25/2036[d]	1,406,038
	Vericrest Opportunity Loan Transferee
3,750,000	3.500%, 6/26/2045[e]	3,746,250

	Total	16,062,906

Basic Materials (4.3%)
	Albemarle Corporation
3,150,000	4.150%, 12/1/2024	3,139,829
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024	1,275,750
	Anglo American Capital plc
1,910,000	4.125%, 4/15/2021[e]	1,910,879
	Anglo American plc
1,860,000	3.625%, 5/14/2020[e]	1,860,214
	ArcelorMittal SA
620,000	5.125%, 6/1/2020	628,525
1,750,000	6.000%, 8/5/2020	1,828,750
	Barrick Gold Corporation
1,910,000	4.100%, 5/1/2023	1,861,054
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,741,404
	Freeport-McMoRan, Inc.
4,470,000	3.550%, 3/1/2022	4,137,557
3,175,000	3.875%, 3/15/2023	2,884,256
2,520,000	4.550%, 11/14/2024[f]	2,348,065
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[e]	2,444,651
3,780,000	3.163%, 11/15/2021[e]	3,825,980
	Glencore Funding, LLC
3,110,000	2.875%, 4/16/2020[e]	3,048,335
3,180,000	4.125%, 5/30/2023[e]	3,076,380
	International Paper Company
1,250,000	3.800%, 1/15/2026	1,224,735
1,190,000	4.800%, 6/15/2044	1,103,493
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,614,654
1,910,000	4.875%, 3/15/2044	1,855,722
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,628,559
	Mosaic Company
2,145,000	4.250%, 11/15/2023	2,205,551
1,590,000	5.450%, 11/15/2033	1,692,515
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[e]	1,981,625
	Vale SA
1,930,000	5.625%, 9/11/2042[f]	1,625,388
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,345,005
2,570,000	7.375%, 3/15/2032	3,213,713
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	58,338

	Total	59,560,927

Capital Goods (1.8%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[e]	4,250,784
	Huntington Ingalls Industries, Inc.
630,000	5.000%, 12/15/2021[e]	641,025
	L-3 Communications Corporation
2,560,000	3.950%, 5/28/2024	2,488,458
	Republic Services, Inc.
2,200,000	5.250%, 11/15/2021	2,465,465
3,170,000	3.550%, 6/1/2022	3,211,083
1,870,000	3.200%, 3/15/2025	1,798,577
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,037,000
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,564,978
1,280,000	4.300%, 3/1/2024	1,329,261
630,000	3.875%, 3/1/2025	620,176
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	2,864,214

	Total	24,271,021

Collateralized Mortgage Obligations (1.2%)
	Bayview Opportunity Master Fund IIIb NPL Trust
4,300,000	3.721%, 7/28/2035[d,e]	4,300,000
	CitiMortgage Alternative Loan Trust
1,978,177	5.750%, 4/25/2037	1,694,211
	Countrywide Alternative Loan Trust
2,609,765	6.000%, 1/25/2037	2,401,853
	Deutsche Alt-A Securities Mortgage Loan Trust
2,171,437	0.928%, 4/25/2047[c]	1,864,928
	HomeBanc Mortgage Trust
2,175,488	2.205%, 4/25/2037	1,622,368
	Wachovia Mortgage Loan Trust, LLC
2,218,099	2.746%, 5/20/2036	1,939,135
	Washington Mutual Mortgage Pass Through Certificates
582,407	0.477%, 10/25/2045[c]	541,717

The accompanying Notes to Financial Statements are an integral part of this schedule.

147

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
$3,949,696	0.908%, 2/25/2047[c]	$2,777,746

	Total	17,141,958

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,962,132	5.331%, 2/11/2044	3,115,905
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,979,690
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,375,194

	Total	8,470,789

Communications Services (10.4%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,458,570
2,140,000	6.400%, 12/15/2035	2,531,952
1,880,000	6.150%, 2/15/2041	2,183,159
	America Movil SAB de CV
4,100,000	1.288%, 9/12/2016[c]	4,108,823
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,483,127
2,550,000	3.500%, 1/31/2023	2,449,431
	AT&T, Inc.
3,100,000	2.450%, 6/30/2020	3,038,834
1,240,000	3.400%, 5/15/2025	1,182,598
3,190,000	4.300%, 12/15/2042	2,733,980
	British Sky Broadcasting Group plc
940,000	2.625%, 9/16/2019[e]	933,636
2,510,000	3.750%, 9/16/2024[e]	2,450,400
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,256,938
	CenturyLink, Inc.
1,920,000	5.625%, 4/1/2020	1,922,400
2,700,000	5.800%, 3/15/2022	2,578,500
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	2,053,250
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	3,690,658
2,700,000	6.400%, 5/15/2038	3,285,444
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,319,579
	DIRECTV Holdings, LLC
3,310,000	3.800%, 3/15/2022	3,329,039
3,190,000	4.450%, 4/1/2024	3,264,359
3,500,000	3.950%, 1/15/2025	3,431,449
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025[f]	1,572,150
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,519,370
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	4,884,673
	Numericable-SFR
1,920,000	6.000%, 5/15/2022[e]	1,892,400
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,539,382
940,000	3.650%, 11/1/2024	923,083
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,059,590
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,168,530
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e]	1,403,133
	Sprint Corporation
1,280,000	7.125%, 6/15/2024	1,187,328
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	4,942,689
1,600,000	4.570%, 4/27/2023	1,680,118
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,923,291
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,500,091
	Time Warner, Inc.
2,490,000	4.750%, 3/29/2021	2,691,717
3,740,000	3.600%, 7/15/2025	3,637,827
1,600,000	7.700%, 5/1/2032	2,101,789
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,030,400
940,000	5.125%, 2/15/2025[e]	907,288
	UPCB Finance VI, Ltd.
2,340,000	6.875%, 1/15/2022[e]	2,492,100
	Verizon Communications, Inc.
3,777,000	2.625%, 2/21/2020	3,768,509
2,550,000	4.500%, 9/15/2020	2,750,774
3,830,000	3.450%, 3/15/2021	3,904,022
1,870,000	5.150%, 9/15/2023	2,047,353
5,030,000	3.500%, 11/1/2024	4,892,475
280,000	6.400%, 9/15/2033	320,863
1,910,000	5.050%, 3/15/2034	1,922,850
5,854,000	4.272%, 1/15/2036[e]	5,280,712
5,070,000	6.550%, 9/15/2043	5,930,653
4,587,000	4.522%, 9/15/2048[e]	4,029,757

	Total	143,591,043

Consumer Cyclical (6.1%)
	Alibaba Group Holding, Ltd.
3,150,000	3.125%, 11/28/2021[e]	3,111,142
2,520,000	3.600%, 11/28/2024[e]	2,429,852
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[e]	4,684,513
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,075,243
1,910,000	6.125%, 9/15/2039	2,256,438
	Family Tree Escrow, LLC
1,870,000	5.750%, 3/1/2023[e]	1,954,150
	Ford Motor Credit Company, LLC
2,560,000	1.529%, 5/9/2016[c]	2,574,500
630,000	6.625%, 8/15/2017	691,162
3,500,000	2.597%, 11/4/2019	3,474,457
2,575,000	4.250%, 9/20/2022	2,681,700
2,510,000	3.664%, 9/8/2024	2,476,695
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,092,248
	General Motors Financial Company, Inc.
1,890,000	4.375%, 9/25/2021	1,961,631
3,100,000	3.450%, 4/10/2022	3,037,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

148

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Cyclical (6.1%) - continued
$2,510,000	4.000%, 1/15/2025	$2,462,887
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021	1,983,917
	Home Depot, Inc.
3,120,000	4.250%, 4/1/2046	3,029,617
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,230,787
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,113,831
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,933,875
	Johnson Controls, Inc.
1,150,000	5.250%, 12/1/2041	1,205,872
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[e]	3,329,620
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	1,999,750
	Lennar Corporation
1,880,000	4.500%, 11/15/2019	1,903,500
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,701,687
3,190,000	3.625%, 6/1/2024	3,181,148
3,150,000	4.500%, 12/15/2034	3,022,324
	MGM Resorts International
1,880,000	6.000%, 3/15/2023[f]	1,903,500
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,069,819
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,220,000
960,000	4.375%, 4/15/2023	940,800
	United Rentals, Inc.
1,250,000	5.500%, 7/15/2025	1,207,812
	Walgreens Boots Alliance, Inc.
3,780,000	3.300%, 11/18/2021	3,753,774
	Wyndham Worldwide Corporation
640,000	2.500%, 3/1/2018	641,647
692,000	4.250%, 3/1/2022	693,479
	ZF North America Capital, Inc.
1,870,000	4.500%, 4/29/2022[e]	1,831,758

	Total	83,862,673

Consumer Non-Cyclical (8.7%)
	AbbVie, Inc.
1,190,000	2.900%, 11/6/2022	1,152,277
1,250,000	3.200%, 11/6/2022	1,237,754
	Actavis Funding SCS
3,760,000	3.450%, 3/15/2022	3,724,385
2,555,000	3.850%, 6/15/2024	2,524,207
3,130,000	3.800%, 3/15/2025	3,074,668
	Altria Group, Inc.
2,175,000	4.000%, 1/31/2024	2,208,662
804,000	9.950%, 11/10/2038	1,294,630
	Amgen, Inc.
1,870,000	4.400%, 5/1/2045	1,723,183
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,612,286
4,360,000	3.375%, 5/15/2022	4,268,854
	BRF SA
3,830,000	4.750%, 5/22/2024[e]	3,758,188
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,058,436
	Cardinal Health, Inc.
3,120,000	4.900%, 9/15/2045	3,108,749
	Celgene Corporation
3,770,000	3.950%, 10/15/2020	4,005,644
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,430,193
	Endo Finance, LLC
1,260,000	6.000%, 2/1/2025[e]	1,280,475
	Express Scripts Holding Company
1,935,000	4.750%, 11/15/2021	2,099,680
910,000	3.500%, 6/15/2024	890,029
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,767,087
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022[e]	3,127,320
1,860,000	5.200%, 7/15/2045[e,g]	1,906,167
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,592,000
	Hospira, Inc.
1,870,000	5.600%, 9/15/2040	2,117,317
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	2,012,662
	Kindred Escrow Corporation II
1,890,000	8.750%, 1/15/2023[e]	2,053,013
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,400,764
	Kroger Company
2,520,000	2.950%, 11/1/2021	2,503,882
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,232,368
1,250,000	4.700%, 2/1/2045	1,144,945
	McKesson Corporation
2,510,000	3.796%, 3/15/2024	2,538,862
2,550,000	4.883%, 3/15/2044	2,534,078
	Mondelez International, Inc.
3,850,000	4.000%, 2/1/2024	3,987,537
	Omnicare, Inc.
620,000	4.750%, 12/1/2022	657,200
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,523,992
1,910,000	4.450%, 1/15/2022[e]	2,008,019
	Reynolds American, Inc.
3,120,000	4.000%, 6/12/2022	3,186,974
1,560,000	5.850%, 8/15/2045	1,636,276
	Roche Holdings, Inc.
2,200,000	2.875%, 9/29/2021[e]	2,218,132
	SABMiller Holdings, Inc.
5,040,000	3.750%, 1/15/2022[e]	5,207,605
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,543,950
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,088,585
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,388,539
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,696,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

149

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Non-Cyclical (8.7%) - continued
	Watson Pharmaceuticals, Inc.
$3,180,000	3.250%, 10/1/2022	$3,082,587
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,263,948
2,490,000	3.700%, 5/1/2025	2,473,392
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,090,494

	Total	120,435,995

Energy (8.9%)
	Anadarko Petroleum Corporation
3,190,000	6.450%, 9/15/2036	3,680,877
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023[e]	1,816,550
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,861,620
3,180,000	5.850%, 11/15/2043	3,088,368
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,150,831
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[e]	2,418,809
	Chaparral Energy, Inc.
1,920,000	7.625%, 11/15/2022	1,382,400
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,012,025
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[f]	3,496,020
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,073,851
3,800,000	4.300%, 5/1/2024	3,750,007
1,280,000	4.700%, 11/1/2042	1,069,188
	Energy Transfer Partners, LP
5,325,000	4.650%, 6/1/2021	5,465,282
2,950,000	4.050%, 3/15/2025	2,781,820
2,500,000	6.125%, 12/15/2045	2,503,933
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,410,975
1,690,000	7.034%, 1/15/2068	1,816,750
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,868,001
	Hess Corporation
2,520,000	5.600%, 2/15/2041	2,581,052
	Kinder Morgan, Inc.
2,520,000	4.300%, 6/1/2025	2,432,790
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	1,531,675
	Magellan Midstream Partners, LP
2,500,000	4.200%, 3/15/2045	2,221,792
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,596,124
3,120,000	3.850%, 6/1/2025	3,057,871
	Marathon Petroleum Corporation
940,000	3.625%, 9/15/2024	922,900
1,920,000	6.500%, 3/1/2041	2,181,141
	MPLX, LP
4,390,000	4.000%, 2/15/2025	4,283,196
	Noble Holding International, Ltd.
4,430,000	3.950%, 3/15/2022[f]	4,082,001
1,200,000	6.950%, 4/1/2045	1,105,202
	Occidental Petroleum Corporation
4,390,000	4.100%, 2/1/2021	4,762,290
	Offshore Group Investment, Ltd.
1,600,000	7.500%, 11/1/2019	984,000
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,174,989
	Regency Energy Partners, LP
640,000	5.000%, 10/1/2022	650,110
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	1,902,837
1,250,000	5.625%, 3/1/2025[e]	1,237,500
	Spectra Energy Partners, LP
1,560,000	3.500%, 3/15/2025	1,493,961
	Suncor Energy, Inc.
1,260,000	3.600%, 12/1/2024	1,253,854
1,940,000	6.850%, 6/1/2039	2,439,296
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,028,365
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019[e]	1,950,500
	Transocean, Inc.
1,920,000	7.375%, 4/15/2018	1,987,200
1,280,000	6.375%, 12/15/2021[f]	1,152,000
2,550,000	3.800%, 10/15/2022[f]	1,918,875
	Valero Energy Corporation
2,300,000	4.900%, 3/15/2045	2,155,328
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	4,790,389
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,383,642
2,550,000	4.550%, 6/24/2024	2,471,164
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	1,938,915
1,600,000	3.900%, 1/15/2025	1,508,307
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,005,964

	Total	122,832,537

Financials (28.8%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,948,596
	Aegon NV
2,600,000	2.137%, 7/29/2049[c,h]	2,190,500
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,247,400
2,510,000	3.750%, 2/1/2022	2,508,494
1,260,000	4.250%, 9/15/2024	1,250,550
	Ally Financial, Inc.
1,400,000	3.250%, 2/13/2018	1,391,250
2,490,000	3.600%, 5/21/2018	2,493,112
1,860,000	4.125%, 3/30/2020	1,856,503
	American Express Company
1,880,000	4.900%, 12/29/2049[h]	1,821,344
	American International Group, Inc.
3,195,000	3.375%, 8/15/2020	3,307,042
1,880,000	3.875%, 1/15/2035	1,698,078
3,130,000	4.500%, 7/16/2044	2,977,397
	American Tower Trust I
3,200,000	1.551%, 3/15/2018*	3,183,917

The accompanying Notes to Financial Statements are an integral part of this schedule.

150

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (28.8%) - continued
	Ares Capital Corporation
$3,190,000	4.875%, 11/30/2018	$3,344,383
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,103,512
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[f]	3,138,429
	AXA SA
2,580,000	8.600%, 12/15/2030	3,457,600
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,908,639
	Banco de Brasil SA
3,190,000	9.000%, 12/31/2049[e,h]	2,878,018
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
1,445,000	4.125%, 11/9/2022[e]	1,438,497
	Bank of America Corporation
3,840,000	1.351%, 3/22/2018[c]	3,874,952
3,880,000	7.625%, 6/1/2019	4,604,307
1,900,000	4.100%, 7/24/2023	1,954,935
3,830,000	4.125%, 1/22/2024	3,925,248
2,830,000	4.200%, 8/26/2024	2,823,185
1,950,000	5.875%, 2/7/2042	2,248,865
3,110,000	4.750%, 4/21/2045	2,884,142
3,130,000	6.500%, 10/23/2049[h]	3,239,550
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,530,557
3,760,000	0.688%, 11/29/2049[c,h]	2,378,200
	Barclays plc
1,890,000	4.375%, 9/11/2024	1,812,635
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[e]	3,892,919
	BPCE SA
2,535,000	5.700%, 10/22/2023[e]	2,672,184
3,190,000	5.150%, 7/21/2024[e]	3,240,919
	Caixa Economica Federal
3,190,000	4.250%, 5/13/2019[e,f]	3,157,143
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,059,877
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,393,931
	Capital One Financial Corporation
960,000	2.450%, 4/24/2019	960,100
2,490,000	5.550%, 12/29/2049[h]	2,468,212
	Cigna Corporation
2,490,000	3.250%, 4/15/2025	2,388,458
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,225,300
930,000	3.875%, 2/19/2019	923,025
	Citigroup, Inc.
4,370,000	4.400%, 6/10/2025	4,353,713
3,805,000	5.500%, 9/13/2025	4,112,433
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,462,099
1,870,000	7.250%, 11/15/2023	2,256,465
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,571,108
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,910,000	5.750%, 12/1/2043	2,097,104
1,290,000	11.000%, 12/29/2049[e,h]	1,635,075
	Credit Agricole SA
3,740,000	2.750%, 6/10/2020[e]	3,737,565
	Credit Suisse Group AG
1,260,000	7.500%, 12/11/2049[e,h]	1,311,912
	DDR Corporation
2,510,000	3.625%, 2/1/2025	2,410,293
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,579,146
	Discover Bank of Greenwood Delaware
2,200,000	7.000%, 4/15/2020	2,560,448
1,635,000	4.200%, 8/8/2023	1,654,937
1,600,000	4.250%, 3/13/2026	1,580,773
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,260,231
1,260,000	3.750%, 12/1/2024	1,251,925
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	2,847,308
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,040,703
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,806,000
	General Electric Capital Corporation
3,200,000	1.286%, 3/15/2023[c]	3,216,189
1,550,000	6.750%, 3/15/2032	2,012,287
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*,i	15,125
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,229,208
3,760,000	2.600%, 4/23/2020	3,741,159
3,275,000	5.250%, 7/27/2021	3,636,946
3,190,000	4.000%, 3/3/2024	3,245,659
4,450,000	3.850%, 7/8/2024	4,446,142
1,260,000	6.750%, 10/1/2037	1,477,914
2,490,000	5.150%, 5/22/2045	2,402,173
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,582,157
	HCP, Inc.
2,200,000	4.250%, 11/15/2023	2,217,802
2,555,000	4.200%, 3/1/2024	2,560,105
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,462,364
3,150,000	4.950%, 1/15/2021	3,438,625
930,000	4.000%, 6/1/2025	917,876
	HSBC Finance Capital Trust IX
3,100,000	5.911%, 11/30/2035	3,117,205
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,713,662
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,528,778
1,870,000	5.250%, 3/14/2044	1,939,695
1,870,000	6.375%, 3/29/2049[h]	1,879,350
1,880,000	6.375%, 12/29/2049[h]	1,884,700
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,394,706
	Hutchison Whampoa International 14, Ltd.
2,520,000	1.625%, 10/31/2017[e]	2,512,440
2,510,000	3.625%, 10/31/2024[e]	2,469,245

The accompanying Notes to Financial Statements are an integral part of this schedule.

151

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (28.8%) - continued
	Icahn Enterprises, LP
$2,540,000	6.000%, 8/1/2020	$2,622,550
	ILFC E-Capital Trust II
2,230,000	6.250%, 12/21/2065[c,e]	2,185,400
	ING Bank NV
3,165,000	5.800%, 9/25/2023[e]	3,455,876
	International Lease Finance Corporation
1,600,000	5.750%, 5/15/2016	1,640,000
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,107,261
2,830,000	3.875%, 9/10/2024	2,784,454
3,150,000	5.500%, 10/15/2040	3,533,566
2,550,000	6.750%, 8/29/2049[h]	2,724,496
2,560,000	6.000%, 12/29/2049[h]	2,540,800
	Kilroy Realty, LP
3,190,000	4.250%, 8/15/2029	3,175,986
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,800,153
3,190,000	4.850%, 8/1/2044[e]	3,082,152
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	2,020,417
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,265,793
	Lloyds Banking Group plc
940,000	4.500%, 11/4/2024	940,553
2,550,000	5.920%, 9/29/2049[e,h]	2,537,250
	Macquarie Bank, Ltd.
3,215,000	1.650%, 3/24/2017[e]	3,225,870
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,445,527
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	879,200
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,161,250
	Mizuho Bank, Ltd.
2,400,000	3.600%, 9/25/2024[e]	2,427,854
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,185,269
3,195,000	2.125%, 4/25/2018	3,216,592
3,180,000	5.625%, 9/23/2019	3,563,489
3,400,000	5.500%, 1/26/2020	3,794,383
3,205,000	4.875%, 11/1/2022	3,409,184
2,550,000	5.000%, 11/24/2025	2,669,490
2,510,000	4.350%, 9/8/2026	2,459,499
1,570,000	4.300%, 1/27/2045	1,467,003
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,195,997
	Navient Corporation
2,520,000	5.000%, 10/26/2020	2,469,600
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[e]	3,431,693
1,890,000	5.500%, 9/29/2049[e,f,h]	1,870,508
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,148,700
	Peachtree Corners Funding Trust
1,400,000	3.976%, 2/15/2025[e]	1,388,335
	PNC Capital Trust C
3,120,000	0.853%, 6/1/2028[c]	2,776,800
	Preferred Term Securities XXIII, Ltd.
3,071,404	0.486%, 12/22/2036*,c	2,341,515
	Prologis, LP
3,200,000	6.875%, 3/15/2020	3,696,544
2,510,000	4.250%, 8/15/2023	2,575,569
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,893,154
1,425,000	6.200%, 11/15/2040	1,670,639
1,930,000	5.875%, 9/15/2042	2,039,624
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,859,483
	Regions Bank
377,000	7.500%, 5/15/2018	432,731
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,223,507
3,815,000	4.700%, 9/15/2023	4,048,638
	Royal Bank Of Scotland plc
2,520,000	6.000%, 12/19/2023	2,668,509
	Santander Holdings USA, Inc.
2,490,000	2.650%, 4/17/2020	2,447,944
	Santander UK plc
960,000	5.000%, 11/7/2023[e]	982,353
	Simon Property Group, LP
2,775,000	2.750%, 2/1/2023	2,673,205
	SLM Corporation
4,515,000	6.000%, 1/25/2017	4,695,600
1,024,000	4.625%, 9/25/2017	1,040,640
	Standard Chartered plc
1,870,000	6.500%, 12/29/2049[e,f,h]	1,886,132
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[e,h]	4,317,600
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,479,416
1,600,000	3.750%, 8/15/2021	1,612,173
1,260,000	4.250%, 8/15/2024	1,265,412
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,614,866
	Voya Financial, Inc.
3,215,000	5.500%, 7/15/2022	3,609,927
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[c,h]	118,650
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,018,565
3,220,000	7.980%, 2/28/2049[h]	3,489,675
1,250,000	5.875%, 12/31/2049[h]	1,279,750
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,853,647
1,840,000	5.250%, 12/15/2043	1,899,861

	Total	397,710,934

Foreign Government (1.0%)
	Brazil Government International Bond
1,270,000	5.000%, 1/27/2045	1,098,550
	Colombia Government International Bond
3,200,000	5.625%, 2/26/2044	3,240,000
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,799,254
	Mexico Government International Bond
1,270,000	5.125%, 1/15/2020	1,400,175
3,480,000	4.000%, 10/2/2023	3,575,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

152

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Foreign Government (1.0%) - continued
$2,100,000	3.600%, 1/30/2025	$2,070,600

	Total	14,184,279

Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 7/1/2030[g]	2,497,541
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 7/1/2045[g]	2,551,266
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,700,000	3.500%, 7/1/2030[g]	2,847,530
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
28,600,000	3.500%, 7/1/2045[g]	29,473,641
9,937,500	4.000%, 8/1/2045[g]	10,505,295
7,250,000	4.500%, 8/1/2045[g]	7,826,602

	Total	55,701,875

Technology (2.5%)
	AECOM
1,870,000	5.875%, 10/15/2024[e]	1,895,713
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022	1,933,875
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,894,725
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,148,147
	Fiserv, Inc.
3,740,000	3.850%, 6/1/2025	3,745,505
	Flextronics International, Ltd.
2,500,000	4.750%, 6/15/2025[e]	2,480,500
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,910,507
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,428,814
	Oracle Corporation
2,490,000	2.950%, 5/15/2025	2,396,426
	Qualcomm, Inc.
1,250,000	3.000%, 5/20/2022	1,241,528
2,490,000	3.450%, 5/20/2025	2,426,460
	Seagate HDD Cayman
1,870,000	4.875%, 6/1/2027[e]	1,817,763
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,866,375
	Xerox Corporation
3,130,000	2.750%, 9/1/2020	3,099,971

	Total	34,286,309

Transportation (3.1%)
	American Airlines Pass Through Trust
2,296,032	5.600%, 7/15/2020[e]	2,364,912
2,364,831	4.000%, 7/15/2025	2,376,655
	British Airways plc
4,288,952	4.625%, 6/20/2024[e]	4,492,677
	Burlington Northern Santa Fe, LLC
3,120,000	3.000%, 4/1/2025	2,987,974
	Canadian Pacific Railway Company
2,190,000	2.900%, 2/1/2025	2,061,447
2,560,000	7.125%, 10/15/2031	3,272,899
	Continental Airlines, Inc.
841,332	7.250%, 11/10/2019	964,906
1,304,430	4.000%, 10/29/2024	1,325,432
	CSX Corporation
1,807,000	6.220%, 4/30/2040	2,208,738
	Delta Air Lines, Inc.
1,639,673	4.950%, 5/23/2019	1,737,037
1,068,748	4.750%, 5/7/2020	1,130,201
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,844,518
1,915,000	4.500%, 8/16/2021[e]	2,067,461
	Navios South American Logistics, Inc.
325,000	7.250%, 5/1/2022[e]	311,187
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,433,051
	United Airlines Pass Through Trust
1,590,000	3.750%, 9/3/2026	1,574,100
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026[f]	2,251,200
	US Airways Pass Through Trust
2,998,570	3.950%, 11/15/2025	3,009,814
	Virgin Australia Holdings, Ltd.
2,352,622	5.000%, 10/23/2023[e]	2,440,846

	Total	42,855,055

U.S. Government and Agencies (2.0%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,853,907
3,427,000	3.125%, 2/15/2042	3,445,204
1,285,600	3.750%, 11/15/2043	1,446,100
	U.S. Treasury Bonds, TIPS
5,820,015	0.625%, 1/15/2024	5,919,136
	U.S. Treasury Notes
1,410,000	2.875%, 3/31/2018	1,484,245
10,023,000	1.000%, 6/30/2019	9,879,701
1,260,000	2.500%, 2/15/2045	1,108,901
	U.S. Treasury Notes, TIPS
2,009,107	0.625%, 7/15/2021	2,073,776

	Total	27,210,970

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	2,952,492

	Total	2,952,492

Utilities (6.1%)
	Access Midstream Partners, LP
1,570,000	4.875%, 5/15/2023	1,548,664
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,489,397
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,530,897

The accompanying Notes to Financial Statements are an integral part of this schedule.

153

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Utilities (6.1%) - continued
	Calpine Corporation
$1,920,000	5.375%, 1/15/2023	$1,886,400
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	985,277
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,652,731
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,365,230
2,550,000	5.600%, 4/1/2044	2,274,335
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[e]	1,386,875
	DPL, Inc.
565,000	6.500%, 10/15/2016	587,600
	Dynegy Finance I, Inc.
1,250,000	7.375%, 11/1/2022[e]	1,309,375
	EDP Finance BV
2,830,000	4.125%, 1/15/2020[e]	2,857,468
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,h]	3,204,000
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,865,325
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,177,729
	Exelon Corporation
3,120,000	3.950%, 6/15/2025	3,138,408
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,154,796
2,500,000	4.000%, 10/1/2020	2,608,293
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	3,929,703
	Great River Energy
19,870	5.829%, 7/1/2017*	20,716
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,170,917
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,823,686
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,554,335
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,681,171
	NiSource Finance Corporation
1,115,000	6.400%, 3/15/2018	1,249,579
3,200,000	5.450%, 9/15/2020	3,603,590
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,672,378
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045[e]	2,225,350
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,050,630
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,243,223
3,190,000	3.950%, 3/15/2024	3,298,486
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,361,239
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[h]	2,853,840
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025[f]	2,446,221

	Total	84,207,864

	Total Long-Term Fixed Income (cost $1,244,198,662)	1,255,339,627

Shares	Preferred Stock (2.0%)
Financials (1.9%)
79,875	Allstate Corporation, 5.100%	2,002,466
102,122	Citigroup, Inc., 7.875%	2,651,087
22,500	Cobank ACB, 6.250%[h]	2,306,954
31,925	Countrywide Capital V, 7.000%	822,069
128,000	Discover Financial Services, 6.500%[h]	3,260,160
78,590	GMAC Capital Trust I, 8.125%	2,041,768
95,940	Goldman Sachs Group, Inc., 5.500%[h]	2,352,449
102,122	HSBC USA, Inc., 6.500%[h]	2,584,708
88,200	Morgan Stanley, 7.125%[h]	2,465,190
62,918	RBS Capital Funding Trust V, 5.900%[h]	1,524,503
63,611	RBS Capital Funding Trust VII, 6.080%[h]	1,554,017
101,500	Wells Fargo & Company, 5.850%[h]	2,588,250

	Total	26,153,621

Materials (0.1%)
76,576	CHS, Inc., 7.100%[h]	2,005,525

	Total	2,005,525

	Total Preferred Stock (cost $27,768,928)	28,159,146

	Collateral Held for Securities Loaned (2.1%)
28,475,080	Thrivent Cash Management Trust	28,475,080

	Total Collateral Held for Securities Loaned (cost $28,475,080)	28,475,080

Shares or Principal Amount	Short-Term Investments (6.6%)[j]
	Federal Home Loan Bank Discount Notes
1,200,000	0.070%, 8/18/2015[k]	1,199,888
100,000	0.090%, 9/9/2015[k]	99,982
	Thrivent Cash Management Trust
89,018,720	0.070%	89,018,720
	U.S. Treasury Bill
400,000	0.017%, 8/27/2015	399,990

	Total Short-Term Investments (at amortized cost)	90,718,580

	Total Investments (cost $1,444,309,734) 105.4%	$1,454,500,078

	Other Assets and Liabilities, Net (5.4%)	(74,381,242)

	Total Net Assets 100.0%	$1,380,118,836

The accompanying Notes to Financial Statements are an integral part of this schedule.

154

Income Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $237,558,947 or 17.2% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2015, $1,299,870 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$3,200,578
CAM Mortgage, LLC, 7/15/2064	6/24/2015	3,750,000
Glitnir Banki HF, 1/21/2016	5/1/2008	50,000
Great River Energy, 7/1/2017	4/13/2009	19,870
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	3,071,404

Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

155

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,048,627	3.750%, 6/30/2019	$928,989

	Total	928,989

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,189,658	3.750%, 10/9/2019	1,173,895
	Berry Plastics Group, Inc., Term Loan
943,288	3.500%, 2/8/2020	938,250
	Silver II Borrower, Term Loan
634,781	4.000%, 12/13/2019	611,612

	Total	2,723,757

Communications Services (0.8%)
	Clear Channel Communications, Inc., Term Loan
231,779	7.687%, 7/30/2019	216,295
	Grande Communications Networks, LLC, Term Loan
945,716	4.500%, 5/29/2020	939,219
	iHeartCommunications, Inc., Term Loan
995,670	6.937%, 1/30/2019	918,057
	Integra Telecom Holdings, Inc., Term Loan
1,188,336	5.250%, 8/14/2020	1,179,126
	LTS Buyer, LLC, Term Loan
676,200	4.000%, 4/13/2020	671,764
	NEP/NCP Holdco, Inc., Term Loan
943,432	4.250%, 1/22/2020	928,101
	NTelos, Inc., Term Loan
676,096	5.750%, 11/9/2019	591,584
	TNS, Inc., Term Loan
1,030,306	5.000%, 2/14/2020	1,029,874
	Univision Communications, Inc., Term Loan
1,188,073	4.000%, 3/1/2020	1,177,463

	Total	7,651,483

Consumer Cyclical (0.7%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	4.250%, 8/13/2021	613,470
	Ceridian HCM Holding, Inc., Term Loan
662,613	4.500%, 9/15/2020	655,576
	Chrysler Group, LLC, Term Loan
942,901	3.500%, 5/24/2017	940,440
	J.C. Penney Corporation, Inc., Term Loan
1,215,200	6.000%, 5/22/2018	1,211,725
	MGM Resorts International, Term Loan
1,020,565	3.500%, 12/20/2019	1,012,656
	ROC Finance, LLC, Term Loan
948,113	5.000%, 6/20/2019	928,752
	Scientific Games International, Inc., Term Loan
1,221,400	6.000%, 10/18/2020	1,220,569
	Seminole Hard Rock Entertainment, Inc., Term Loan
475,300	3.500%, 5/14/2020	473,318

	Total	7,056,506

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
610,840	5.375%, 3/21/2019	612,825
	JBS USA, LLC, Term Loan
606,524	3.750%, 5/25/2018	604,250
	Roundy’s Supermarkets, Inc., Term Loan
517,253	5.750%, 3/3/2021	499,149
	Supervalu, Inc., Term Loan
1,876,369	4.500%, 3/21/2019	1,878,508
	Visant Corporation, Term Loan
469,382	7.000%, 9/23/2021	452,170

	Total	4,046,902

Energy (0.2%)
	Arch Coal, Inc., Term Loan
676,089	6.250%, 5/16/2018	460,166
	Offshore Group Investment, Ltd., Term Loan
474,087	5.750%, 3/28/2019	287,416
	Pacific Drilling SA, Term Loan
1,190,700	4.500%, 6/3/2018	955,537

	Total	1,703,119

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
589,613	7.000%, 5/22/2018	591,087
	WaveDivision Holdings, LLC, Term Loan
940,875	4.000%, 10/15/2019	939,699

	Total	1,530,786

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,306,632	5.000%, 9/10/2020	1,227,620
	First Data Corporation, Term Loan
1,240,000	3.687%, 3/23/2018	1,234,903

	Total	2,462,523

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,350,938	3.500%, 6/27/2020	1,336,591

	Total	1,336,591

Utilities (0.1%)
	Calpine Corporation, Term Loan
236,400	4.000%, 10/31/2020	235,936

The accompanying Notes to Financial Statements are an integral part of this schedule.

156

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value
Utilities (0.1%) - continued
	Intergen NV, Term Loan
$1,190,700	5.500%, 6/15/2020	$1,138,607

	Total	1,374,543

	Total Bank Loans (cost $31,965,350)	30,815,199

	Long-Term Fixed Income (94.6%)
Asset-Backed Securities (14.1%)
	American Homes 4 Rent
3,241,089	1.250%, 6/17/2031[b,c]	3,230,429
	BA Credit Card Trust
4,800,000	0.566%, 6/15/2021[c]	4,797,130
	Bayview Opportunity Master Fund Trust IIB, LP
3,677,929	3.228%, 7/28/2034*,d	3,686,693
	Betony CLO, Ltd.
3,425,000	1.779%, 4/15/2027*,c	3,423,957
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,758,302
	Chase Issuance Trust
6,500,000	1.590%, 2/18/2020	6,534,047
	Chesapeake Funding, LLC
1,059,635	0.634%, 5/7/2024[b,c]	1,059,851
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,222,581
	Commonbond Student Loan Trust
1,650,000	3.200%, 6/25/2032*	1,652,327
	Credit Based Asset Servicing and Securitization, LLC
1,653,628	3.606%, 12/25/2036[d]	1,130,270
	Edlinc Student Loan Funding Trust
2,339,707	3.190%, 10/1/2025*,c	2,368,954
	Enterprise Fleet Financing, LLC
50,923	0.720%, 4/20/2018[b]	50,924
	First Franklin Mortgage Loan Asset- Backed Certificates
215,069	5.500%, 3/25/2036*,e	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,619,219
	GMAC Mortgage Corporation Loan Trust
768,582	0.365%, 8/25/2035[c,f]	705,550
1,060,217	5.750%, 10/25/2036[f]	1,035,400
2,042,570	0.365%, 12/25/2036[c,f]	1,801,794
	Golden Credit Card Trust
7,200,000	0.436%, 2/15/2018[b,c]	7,196,731
1,000,000	0.616%, 9/15/2018[b,c]	1,000,750
	GoldenTree Loan Opportunities IX, Ltd.
3,750,000	1.789%, 10/29/2026*,c	3,742,874
	Great America Leasing Receivables
1,105,778	0.780%, 6/15/2016[b]	1,106,019
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[b]	10,003,360
	Mortgage Equity Conversion Asset Trust
4,381,572	0.790%, 1/25/2042*,c	3,704,225
4,433,200	0.690%, 2/25/2042*,c	3,899,842
	Motor plc
2,420,367	0.667%, 8/25/2021[b,c]	2,418,430
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019*	3,010,155
	Northstar Education Finance, Inc.
3,361,159	0.887%, 12/26/2031[b,c]	3,375,501
	OZLM VIII, Ltd.
3,760,000	1.714%, 10/17/2026*,c	3,753,137
	Penarth Master Issuer plc
5,500,000	0.575%, 11/18/2017[b,c]	5,500,550
	Race Point IX CLO, Ltd.
1,500,000	1.768%, 4/15/2027*,c	1,497,869
	Renaissance Home Equity Loan Trust
3,476,225	5.608%, 5/25/2036[d]	2,359,390
1,207,102	5.285%, 1/25/2037[d]	685,203
	Selene Non-Performing Loans, LLC
1,634,397	2.981%, 5/25/2054*,d	1,619,622
	SLM Student Loan Trust
547,693	1.286%, 12/15/2021[b,c]	548,478
528,405	0.347%, 4/25/2022[c]	528,334
1,665,028	0.786%, 8/15/2022[b,c]	1,666,543
2,177,157	0.936%, 10/16/2023[b,c]	2,181,955
1,782,883	0.587%, 3/25/2025[c]	1,780,681
5,143,944	0.707%, 3/25/2026[c]	5,163,692
2,700,000	1.236%, 5/17/2027[b,c]	2,719,850
	SoFi Professional Loan Program, LLC
3,660,838	2.420%, 3/25/2030[b]	3,662,244
	U.S. Residential Opportunity Fund III Trust
2,788,178	3.721%, 1/27/2035*	2,788,741
	Vericrest Opportunity Loan Transferee
2,950,000	3.500%, 6/26/2045[b]	2,946,755
1,780,561	3.375%, 10/26/2054[b]	1,780,707
	Volvo Financial Equipment, LLC
2,912,029	0.740%, 3/15/2017[b]	2,912,064
	Wachovia Asset Securitization, Inc.
930,382	0.327%, 7/25/2037*,c,f	832,008
	World Financial Network Credit Card Master Trust
3,000,000	0.566%, 12/15/2019[c]	2,999,616
4,000,000	0.910%, 3/16/2020	4,001,176
	World Omni Auto Receivables Trust
2,907,206	1.330%, 1/15/2018	2,917,620
	World Omni Master Owner Trust
5,400,000	0.536%, 2/15/2018[b,c]	5,400,000

	Total	142,781,552

Basic Materials (0.8%)
	Albemarle Corporation
1,095,000	3.000%, 12/1/2019	1,097,128
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	992,345
1,500,000	3.550%, 3/1/2022	1,388,442
	Georgia-Pacific, LLC
2,555,000	2.539%, 11/15/2019[b]	2,552,578
	Glencore Funding, LLC
1,000,000	1.336%, 4/16/2018[b,c]	999,452

The accompanying Notes to Financial Statements are an integral part of this schedule.

157

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Basic Materials (0.8%) - continued
	Mosaic Company
$500,000	4.250%, 11/15/2023	$514,114

	Total	7,544,059

Capital Goods (0.3%)
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,264,666
	Textron, Inc.
400,000	3.875%, 3/1/2025	393,762

	Total	2,658,428

Collateralized Mortgage Obligations (9.7%)
	Alm Loan Funding CLO
3,760,000	1.662%, 10/17/2026*,c	3,751,543
	American Home Mortgage Assets Trust
2,672,428	1.078%, 11/25/2046[c]	1,413,859
	Apidos CLO XVIII
3,775,000	1.669%, 7/22/2026*,c	3,753,079
	Babson CLO, Ltd.
3,760,000	1.656%, 10/17/2026*,c	3,744,871
	BCAP, LLC Trust
1,625,700	0.367%, 3/25/2037[c]	1,387,146
	Bear Stearns Adjustable Rate Mortgage Trust
1,055,704	2.410%, 10/25/2035[c]	1,038,318
	Birchwood Park CLO, Ltd.
3,760,000	1.693%, 7/15/2026*,c	3,753,155
	BlueMountain CLO, Ltd.
3,760,000	1.750%, 10/15/2026*,c	3,748,482
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.575%, 7/20/2023*,c	3,734,855
3,750,000	1.752%, 10/15/2026*,c	3,753,179
	Cent CLO 16, LP
3,760,000	1.528%, 8/1/2024*,c	3,737,072
	Cent CLO 22, Ltd.
3,750,000	1.756%, 11/7/2026*,c	3,738,207
	Countrywide Alternative Loan Trust
631,649	5.500%, 11/25/2035	634,464
675,703	5.500%, 2/25/2036	642,973
1,242,745	6.000%, 1/25/2037	1,143,739
	Countrywide Home Loans, Inc.
1,715,531	2.436%, 3/20/2036	1,543,606
1,536,533	2.399%, 9/20/2036	1,356,137
	Deutsche Alt-A Securities Mortgage Loan Trust
3,040,012	0.928%, 4/25/2047[c]	2,610,899
	Dryden 34 Senior Loan Fund CLO
3,760,000	1.705%, 10/15/2026*,c	3,751,535
	GSR Mortgage Loan Trust
1,250,036	0.377%, 8/25/2046[c]	1,210,164
	HarborView Mortgage Loan Trust
1,576,949	2.200%, 6/19/2034	1,545,481
	HomeBanc Mortgage Trust
1,513,383	2.205%, 4/25/2037	1,128,604
	Impac CMB Trust
1,714,212	0.707%, 4/25/2035[c]	1,573,715
527,598	0.827%, 8/25/2035[c]	473,001
	J.P. Morgan Alternative Loan Trust
2,424,967	2.525%, 3/25/2036	1,980,927
	J.P. Morgan Mortgage Trust
398,564	2.555%, 10/25/2036	358,547
	Madison Park Funding XIV CLO, Ltd.
4,150,000	1.725%, 7/20/2026*,c	4,144,609
	Master Asset Securitization Trust
1,438,467	0.687%, 6/25/2036[c]	843,600
	MLCC Mortgage Investors, Inc.
522,190	0.847%, 8/25/2029[c]	519,768
	Neuberger Berman CLO, Ltd.
3,000,000	1.749%, 8/4/2025*,c	2,989,859
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	1.720%, 8/12/2026*,c	3,753,315
	Residential Accredit Loans, Inc.
1,326,246	3.526%, 9/25/2035	1,130,106
	Sequoia Mortgage Trust
2,957,648	1.125%, 9/20/2034[c]	2,858,492
	Structured Adjustable Rate Mortgage Loan Trust
29,705	2.576%, 12/25/2034	28,855
	Symphony CLO, Ltd.
3,722,503	1.374%, 1/9/2023*,c	3,711,737
	Voya CLO 3, Ltd.
3,760,000	1.697%, 7/25/2026*,c	3,734,391
	Wachovia Mortgage Loan Trust, LLC
1,344,302	2.746%, 5/20/2036	1,175,234
	WaMu Mortgage Pass Through Certificates
2,614,281	1.038%, 10/25/2046[c]	2,117,873
2,602,311	0.966%, 12/25/2046[c]	2,076,847
2,626,115	0.898%, 1/25/2047[c]	2,130,331
	Washington Mutual Mortgage Pass Through Certificates
832,010	0.477%, 10/25/2045[c]	773,881
1,952,167	1.078%, 9/25/2046[c]	1,322,894
3,379,184	0.908%, 2/25/2047[c]	2,376,516
	Wells Fargo Commercial Mortgage Trust
3,575,000	2.632%, 5/15/2048	3,637,030
	Wells Fargo Mortgage Backed Securities Trust
884,906	2.581%, 3/25/2036	856,875
1,231,040	2.621%, 3/25/2036	1,225,112

	Total	98,914,883

Commercial Mortgage-Backed Securities (5.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
161,866	5.653%, 6/11/2040[c]	162,645
1,692,647	5.331%, 2/11/2044	1,780,517
	Citigroup Commercial Mortgage Trust
1,250,000	5.711%, 12/10/2049	1,337,069
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,125,826
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.234%, 6/8/2030[b,c]	4,990,640
1,440,069	5.306%, 12/10/2046	1,496,722

The accompanying Notes to Financial Statements are an integral part of this schedule.

158

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Commercial Mortgage-Backed Securities (5.3%) - continued
	Credit Suisse First Boston Mortgage Securities
$4,460,000	5.542%, 1/15/2049	$4,704,176
	Credit Suisse Mortgage Capital Certificates
3,253,157	5.467%, 9/15/2039	3,360,387
	Federal National Mortgage Association
2,629,920	1.272%, 1/25/2017	2,643,187
	Government National Mortgage Association
2,534	3.214%, 1/16/2040	2,533
	Greenwich Capital Commercial Funding Corporation
2,471,155	5.224%, 4/10/2037	2,474,195
	GS Mortgage Securities Trust
3,000,000	2.999%, 8/10/2044	3,052,122
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.136%, 12/15/2028[b,c]	4,499,100
6,193,845	5.429%, 12/12/2043	6,434,302
	LSTAR Commercial Mortgage Trust
986,437	1.519%, 1/20/2041[b]	986,856
	Morgan Stanley Capital, Inc.
773,021	5.678%, 4/12/2049	771,880
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,130,120
1,716,957	0.524%, 12/7/2020[c]	1,720,207
	SCG Trust
3,150,000	1.586%, 11/15/2026[b,c]	3,146,781
	Wachovia Bank Commercial Mortgage Trust
1,911,793	5.765%, 7/15/2045	1,964,356

	Total	53,783,621

Communications Services (2.1%)
	America Movil SAB de CV
3,000,000	1.288%, 9/12/2016[c]	3,006,456
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,189,394
	AT&T, Inc.
1,735,000	1.212%, 6/30/2020[c]	1,741,721
	Crown Castle Towers, LLC
1,650,000	4.174%, 8/15/2017[b]	1,711,048
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,120,969
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,260,658
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[b]	2,254,610
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[b]	1,370,040
	Verizon Communications, Inc.
1,650,000	1.816%, 9/15/2016[c]	1,670,305
1,000,000	0.681%, 6/9/2017[c]	997,600
2,580,000	1.053%, 6/17/2019[c]	2,563,798
1,825,000	3.000%, 11/1/2021	1,800,447

	Total	21,687,046

Consumer Cyclical (1.3%)
	Alibaba Group Holding, Ltd.
1,650,000	2.500%, 11/28/2019[b]	1,631,989
	American Honda Finance Corporation
2,750,000	0.596%, 12/11/2017[c]	2,751,721
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,060,163
	Ford Motor Credit Company, LLC
2,050,000	3.984%, 6/15/2016	2,097,915
1,000,000	3.000%, 6/12/2017	1,022,890
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,046,654
	Hyundai Capital America
1,395,000	2.000%, 3/19/2018[b]	1,395,498
	Yale University
1,550,000	2.086%, 4/15/2019	1,566,287

	Total	13,573,117

Consumer Non-Cyclical (4.5%)
	AbbVie, Inc.
1,275,000	1.800%, 5/14/2018	1,271,253
	Actavis Funding SCS
2,435,000	1.543%, 3/12/2020[c]	2,461,982
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	480,605
	Amgen, Inc.
1,675,000	2.125%, 5/1/2020	1,640,148
	BAT International Finance plc
2,335,000	0.796%, 6/15/2018[b,c]	2,333,625
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[b]	1,254,434
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,315,713
	Cardinal Health, Inc.
1,275,000	1.950%, 6/15/2018	1,277,145
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,447,707
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018	1,534,859
	EMD Finance, LLC
2,470,000	0.633%, 3/17/2017[b,c]	2,468,676
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[b]	2,910,454
	Hospira, Inc.
1,700,000	6.050%, 3/30/2017	1,829,129
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,544,914
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,522,435
	JM Smucker Company
1,540,000	2.500%, 3/15/2020[b]	1,531,071
	Laboratory Corporation of America Holdings
1,705,000	2.625%, 2/1/2020	1,691,786
	Medtronic, Inc.
1,650,000	1.087%, 3/15/2020[b,c]	1,666,548
	Merck & Company, Inc.
1,825,000	0.654%, 2/10/2020[c]	1,815,446
	Mondelez International, Inc.
1,858,000	0.798%, 2/1/2019[c]	1,837,116

The accompanying Notes to Financial Statements are an integral part of this schedule.

159

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Consumer Non-Cyclical (4.5%) - continued
	PepsiCo, Inc.
$1,300,000	1.850%, 4/30/2020	$1,285,652
	Reynolds American, Inc.
1,020,000	3.250%, 6/12/2020	1,033,160
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[b]	2,539,097
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,623,837
	Zimmer Biomet Holdings, Inc.
1,780,000	2.000%, 4/1/2018	1,780,637

	Total	45,097,429

Energy (2.4%)
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,564,706
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,017,892
	CNOOC Nexen Finance
2,000,000	1.625%, 4/30/2017	2,002,852
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	999,732
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,554,450
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,207,885
	Enbridge, Inc.
1,700,000	0.734%, 6/2/2017[c]	1,679,648
	Enterprise Products Operating, LLC
1,650,000	7.034%, 1/15/2068	1,773,750
	Exxon Mobil Corporation
1,785,000	0.649%, 3/6/2022[c]	1,788,425
	Noble Holding International, Ltd.
1,650,000	4.000%, 3/16/2018	1,689,293
	Petroleos Mexicanos
1,500,000	2.295%, 7/18/2018[c]	1,529,100
2,185,000	2.378%, 4/15/2025	2,205,384
	Shell International Finance BV
1,735,000	0.729%, 5/11/2020[c]	1,727,550
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,596,796

	Total	24,337,463

Financials (19.0%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[b]	2,028,105
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,115,643
	American Express Credit Corporation
2,580,000	0.836%, 3/18/2019[c]	2,570,322
	American International Group, Inc.
1,430,000	2.300%, 7/16/2019	1,427,446
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,641,707
	Ares Capital Corporation
1,400,000	3.875%, 1/15/2020[g]	1,423,076
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[b]	1,373,884
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,802,068
2,000,000	1.351%, 3/22/2018[c]	2,018,204
2,200,000	1.144%, 4/1/2019[c]	2,204,030
1,100,000	4.000%, 1/22/2025	1,071,723
1,100,000	6.100%, 12/29/2049[h]	1,086,250
	Bank of America National Association
2,000,000	5.300%, 3/15/2017	2,118,328
	Bank of New York Mellon Corporation
675,000	4.500%, 12/31/2049[h]	624,375
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[b]	1,445,714
	BB&T Corporation
1,520,000	0.990%, 1/15/2020[c]	1,516,173
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,751,465
	Caisse Centrale Desjardins du Quebec
2,155,000	0.944%, 1/29/2018[b,c]	2,164,001
	Citigroup, Inc.
1,840,000	1.044%, 4/8/2019[c]	1,835,923
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,173,154
	CoBank ACB
1,965,000	0.886%, 6/15/2022*,c	1,851,928
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
800,000	4.625%, 12/1/2023	825,366
	Credit Agricole SA
1,650,000	1.075%, 4/15/2019[b,c]	1,661,791
1,800,000	1.252%, 6/10/2020[b,c]	1,797,516
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,640,417
990,000	7.500%, 12/11/2049[b,h]	1,030,788
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[b]	4,902,401
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,103,938
2,200,000	1.250%, 5/15/2018	2,206,173
3,235,000	2.125%, 10/15/2021	3,230,067
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,425,842
	Goldman Sachs Group, Inc.
1,915,000	1.374%, 11/15/2018[c]	1,931,963
2,160,000	1.437%, 4/23/2020[c]	2,181,092
1,375,000	1.884%, 11/29/2023[c]	1,397,499
1,950,000	5.375%, 12/29/2049[h]	1,926,405
	HSBC Holdings plc
1,375,000	6.375%, 3/29/2049[h]	1,381,875
	HSBC USA, Inc.
1,905,000	0.581%, 6/23/2017[c]	1,897,691
	ING Capital Funding Trust III
1,000,000	3.882%, 12/29/2049[c,h]	992,500
	ING Groep NV
1,650,000	6.000%, 12/31/2045[h]	1,628,344
	Inter-American Development Bank
3,750,000	0.228%, 2/11/2016[c]	3,750,638
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,113,750
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,457,316

The accompanying Notes to Financial Statements are an integral part of this schedule.

160

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Financials (19.0%) - continued
	J.P. Morgan Chase & Company
$4,000,000	1.177%, 1/25/2018[c]	$4,026,332
1,750,000	2.250%, 1/23/2020	1,719,697
1,750,000	3.875%, 9/10/2024	1,721,836
1,450,000	7.900%, 4/29/2049[h]	1,533,737
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,880,591
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,041,612
	KeyBank NA
2,750,000	0.803%, 6/1/2018[c]	2,751,568
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	747,978
	Lloyds Bank plc
2,475,000	0.806%, 3/16/2018[c]	2,474,272
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	345,781
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[b]	3,545,895
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[b]	3,439,933
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[b]	848,154
	Morgan Stanley
2,155,000	1.417%, 1/27/2020[c]	2,184,655
1,750,000	5.000%, 11/24/2025	1,832,003
1,000,000	5.450%, 12/29/2049[h]	992,500
1,100,000	5.550%, 12/29/2049[h]	1,092,025
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,113,900
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[b]	3,406,300
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[b]	5,952,534
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[b]	2,580,345
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,238,962
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[b]	1,363,544
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,430,445
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,510,681
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[b]	1,746,240
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,993,760
	Royal Bank of Scotland Group plc
2,205,000	1.222%, 3/31/2017[c]	2,206,517
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[b]	2,099,826
2,500,000	1.375%, 5/29/2018[b]	2,494,130
	SLM Corporation
700,000	4.625%, 9/25/2017	711,375
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[b]	2,979,954
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	2,000,578
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[b]	1,195,460
	Sumitomo Mitsui Banking Corporation
2,555,000	0.856%, 1/16/2018[c]	2,554,946
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[b]	1,838,441
	Svensk Exportkredit AB
3,500,000	0.577%, 1/23/2017[c]	3,515,236
	Svenska Handelsbanken AB
750,000	0.773%, 6/17/2019[c]	749,627
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,752,457
	Synchrony Financial
1,520,000	3.000%, 8/15/2019	1,530,819
1,440,000	1.509%, 2/3/2020[c]	1,446,340
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020[c]	4,004,112
	UBS AG
2,750,000	0.981%, 3/26/2018[c]	2,749,178
	USAA Capital Corporation
2,575,000	2.125%, 6/3/2019[b]	2,582,519
	USB Realty Corporation
1,495,000	1.422%, 12/29/2049[b,c,h]	1,366,056
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,539,294
500,000	5.650%, 5/15/2053	510,625
	Wells Fargo & Company
2,155,000	0.958%, 1/30/2020[c]	2,144,372
925,000	3.450%, 2/13/2023	919,991
1,100,000	4.100%, 6/3/2026	1,104,637
1,100,000	5.875%, 12/31/2049[h]	1,126,180
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,492,823
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,090,381

	Total	192,948,045

Foreign Government (4.1%)
	Bahama Government International Bond
275,000	5.750%, 1/16/2024[b]	298,375
	Bank of England Euro Note
3,000,000	1.250%, 3/16/2018[b]	3,011,850
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,530,600
2,500,000	1.125%, 3/19/2018	2,504,695
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[b]	1,522,950
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,450,000
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,109,384
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,042,840

The accompanying Notes to Financial Statements are an integral part of this schedule.

161

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Foreign Government (4.1%) - continued
	Kommunalbanken AS
$3,500,000	1.500%, 10/22/2019[b]	$3,478,003
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[b]	3,498,565
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,378,125
325,000	3.500%, 1/21/2021	331,500
	Poland Government International Bond
125,000	4.000%, 1/22/2024	130,781
	Province of Manitoba
5,100,000	1.300%, 4/3/2017[g]	5,144,727
	Province of Ontario
3,500,000	0.327%, 8/13/2015[c]	3,499,940
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[b]	759,200

	Total	41,691,535

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 7/1/2030[i]	8,152,594
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
672,854	6.500%, 9/1/2037	772,843
5,875,000	4.000%, 7/1/2045[i]	6,212,927
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,491,015	2.250%, 6/25/2025	3,565,174
18,850,000	3.500%, 7/1/2030[i]	19,879,975
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,009,938	5.688%, 9/1/2037[c]	1,081,374
419,216	5.196%, 10/1/2037[c]	437,169
4,072,349	2.072%, 1/1/2043[c]	4,247,977
6,669,165	2.054%, 3/1/2043[c]	6,926,492
6,666,118	1.729%, 7/1/2043[c]	6,833,830

	Total	58,110,355

Technology (1.2%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,427,276
	Apple, Inc.
3,050,000	0.580%, 5/6/2019[c]	3,057,967
1,735,000	0.577%, 5/6/2020[c]	1,730,015
	Cisco Systems, Inc.
2,335,000	0.593%, 6/15/2018[c]	2,339,084
	Micron Semiconductor Asia Pte, Ltd.
1,100,000	1.258%, 1/15/2019	1,100,457
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,626,438
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,277,380

	Total	12,558,617

Transportation (1.3%)
	Air Canada Pass Through Trust
1,490,000	3.875%, 3/15/2023[b]	1,462,137
	American Airlines Pass Through Trust
1,395,627	5.600%, 7/15/2020[b]	1,437,496
1,373,759	4.950%, 1/15/2023	1,454,467
1,100,000	3.700%, 5/1/2023	1,078,000
	British Airways plc
1,436,033	4.625%, 6/20/2024[b]	1,504,245
	Continental Airlines, Inc.
2,930,078	4.150%, 4/11/2024	2,992,342
	Delta Air Lines, Inc.
790,125	4.750%, 5/7/2020	835,557
	TTX Company
800,000	4.125%, 10/1/2023*	839,213
	Virgin Australia Holdings, Ltd.
1,521,801	5.000%, 10/23/2023[b]	1,578,869

	Total	13,182,326

U.S. Government and Agencies (20.3%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,558,681
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	494,688
4,000,000	1.250%, 10/2/2019	3,946,596
	Federal National Mortgage Association
8,000,000	1.750%, 11/26/2019	8,042,008
5,000,000	1.625%, 1/21/2020	4,993,070
	U.S. Treasury Bonds
8,000,000	5.375%, 2/15/2031	10,754,376
2,200,000	3.000%, 5/15/2042	2,155,485
	U.S. Treasury Bonds, TIPS
21,707,690	0.125%, 4/15/2019	21,989,217
	U.S. Treasury Notes
14,750,000	0.625%, 10/15/2016	14,789,176
1,400,000	0.875%, 11/15/2017	1,402,625
41,950,000	1.500%, 10/31/2019	41,972,947
64,045,000	1.875%, 6/30/2020	64,785,488
8,000,000	3.625%, 2/15/2044	8,795,624
	U.S. Treasury Notes, TIPS
1,560,777	0.125%, 4/15/2018	1,585,285
919,283	1.125%, 1/15/2021	972,357
8,571,296	0.125%, 1/15/2022	8,494,292
6,995,352	0.125%, 1/15/2023	6,871,842

	Total	205,603,757

Utilities (2.5%)
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,543,214
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016	1,206,494
	DTE Energy Company
730,000	2.400%, 12/1/2019	729,940
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[b,h]	1,501,875
	Eversource Energy
1,560,000	1.600%, 1/15/2018	1,566,212
1,250,000	1.450%, 5/1/2018	1,242,649

The accompanying Notes to Financial Statements are an integral part of this schedule.

162

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (94.6%)	Value
Utilities (2.5%) - continued
	Exelon Corporation
$1,650,000	2.850%, 6/15/2020	$1,659,575
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,389,792
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,147,125
	NextEra Energy Capital Holdings, Inc.
2,575,000	2.400%, 9/15/2019	2,572,227
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	272,880
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,501,947
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,537,245
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,460,672
1,765,000	2.400%, 3/15/2020	1,751,272
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,011,523
	Xcel Energy, Inc.
1,640,000	1.200%, 6/1/2017	1,640,311

	Total	25,734,953

	Total Long-Term Fixed Income (cost $965,582,067)	960,207,186

Shares	Preferred Stock (0.7%)
Financials (0.4%)
66,000	Citigroup, Inc., 7.875%	1,713,360
8,125	Farm Credit Bank of Texas, 6.750%[b,h]	840,684
66,000	HSBC Holdings plc, 8.000%[h]	1,708,740

	Total	4,262,784

Utilities (0.3%)
24,375	Southern California Edison Company, 4.130%[h]	2,460,352

	Total	2,460,352

	Total Preferred Stock (cost $6,703,319)	6,723,136

	Collateral Held for Securities Loaned (0.2%)
1,602,000	Thrivent Cash Management Trust	1,602,000

	Total Collateral Held for Securities Loaned (cost $1,602,000)	1,602,000

Shares or Principal Amount	Short-Term Investments (4.7%)[j]
	Federal Home Loan Bank Discount Notes
400,000	0.078%, 7/22/2015[k]	399,982
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.070%, 7/20/2015[k]	999,963
	Federal National Mortgage Association Discount Notes
600,000	0.065%, 7/15/2015[k]	599,985
400,000	0.060%, 8/12/2015	399,972
	Thrivent Cash Management Trust
45,740,650	0.070%	45,740,650

	Total Short-Term Investments (at amortized cost)	48,140,552

	Total Investments (cost $1,053,993,288) 103.2%	$1,047,488,073

	Other Assets and Liabilities, Net (3.2%)	(32,420,105)

	Total Net Assets 100.0%	$1,015,067,968

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $191,780,061 or 18.9% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is insured or guaranteed.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2015, $1,949,931 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of June 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,562
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	3,674,251
Betony CLO, Ltd., 4/15/2027	2/25/2015	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202

The accompanying Notes to Financial Statements are an integral part of this schedule.

163

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	$3,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,877,516
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,649,581
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	2,357,941
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	3,746,250
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,381,572
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,433,200
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,634,397
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,722,503
TTX Company, 10/1/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,788,178
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	930,382

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

164

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2015		THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: August 28, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer